UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04681

Name of Registrant: Vanguard Bond Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1: Schedule of Investments

Vanguard Intermediate-Term Bond Index Fund

Schedule of Investments
As of September 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (52.3%)
U.S. Government Securities (49.8%)
United States Treasury Note/Bond	4.500%	5/15/17	30,000	35,391
United States Treasury Note/Bond	8.750%	5/15/17	61,950	85,123
United States Treasury Note/Bond	2.500%	6/30/17	34,125	37,186
United States Treasury Note/Bond	4.750%	8/15/17	178,660	214,281
United States Treasury Note/Bond	8.875%	8/15/17	71,285	99,609
United States Treasury Note/Bond	0.625%	8/31/17	1,150	1,151
United States Treasury Note/Bond	1.875%	8/31/17	3,765	3,997
United States Treasury Note/Bond	1.875%	9/30/17	34,245	36,348
United States Treasury Note/Bond	1.875%	10/31/17	80,400	85,337
United States Treasury Note/Bond	4.250%	11/15/17	173,065	204,379
United States Treasury Note/Bond	2.250%	11/30/17	16,265	17,579
United States Treasury Note/Bond	2.625%	1/31/18	10,725	11,811
United States Treasury Note/Bond	3.500%	2/15/18	261,915	300,506
United States Treasury Note/Bond	2.875%	3/31/18	58,495	65,304
United States Treasury Note/Bond	2.625%	4/30/18	93,775	103,431
United States Treasury Note/Bond	3.875%	5/15/18	152,280	178,620
United States Treasury Note/Bond	2.375%	5/31/18	91,675	99,840
United States Treasury Note/Bond	2.375%	6/30/18	83,500	90,989
United States Treasury Note/Bond	2.250%	7/31/18	57,275	62,018
United States Treasury Note/Bond	4.000%	8/15/18	230,495	273,316
United States Treasury Note/Bond	1.500%	8/31/18	18,875	19,618
United States Treasury Note/Bond	1.750%	10/31/18	4,670	4,923
United States Treasury Note/Bond	3.750%	11/15/18	289,640	340,011
United States Treasury Note/Bond	1.375%	11/30/18	8,670	8,938
United States Treasury Note/Bond	1.375%	12/31/18	13,000	13,394
United States Treasury Note/Bond	2.750%	2/15/19	115,010	128,201
United States Treasury Note/Bond	8.875%	2/15/19	51,850	77,661
United States Treasury Note/Bond	1.375%	2/28/19	32,800	33,748
United States Treasury Note/Bond	1.250%	4/30/19	6,525	6,649
United States Treasury Note/Bond	3.125%	5/15/19	403,495	460,174
United States Treasury Note/Bond	1.125%	5/31/19	78,600	79,362
United States Treasury Note/Bond	1.000%	6/30/19	25,725	25,733
United States Treasury Note/Bond	3.625%	8/15/19	414,055	486,448
United States Treasury Note/Bond	8.125%	8/15/19	3,775	5,578
United States Treasury Note/Bond	1.000%	8/31/19	85,875	85,687
United States Treasury Note/Bond	1.000%	9/30/19	5,250	5,233
United States Treasury Note/Bond	3.375%	11/15/19	355,609	412,450
United States Treasury Note/Bond	3.625%	2/15/20	439,087	517,574
United States Treasury Note/Bond	8.500%	2/15/20	88,756	135,602
United States Treasury Note/Bond	3.500%	5/15/20	450,885	528,027
United States Treasury Note/Bond	2.625%	8/15/20	353,165	390,523
United States Treasury Note/Bond	8.750%	8/15/20	14,970	23,526
United States Treasury Note/Bond	2.625%	11/15/20	240,407	265,537
United States Treasury Note/Bond	3.625%	2/15/21	286,895	339,793
United States Treasury Note/Bond	3.125%	5/15/21	245,788	281,044
United States Treasury Note/Bond	2.125%	8/15/21	337,243	356,898
United States Treasury Note/Bond	8.125%	8/15/21	1,300	2,038
United States Treasury Note/Bond	2.000%	11/15/21	352,880	368,541
United States Treasury Note/Bond	8.000%	11/15/21	350	548

1	United States Treasury Note/Bond	2.000%	2/15/22	263,595	274,263
	United States Treasury Note/Bond	1.750%	5/15/22	221,830	225,020
	United States Treasury Note/Bond	1.625%	8/15/22	393,490	393,183
					8,302,141
Agency Bonds and Notes (2.5%)
2	Federal Home Loan Banks	5.000%	11/17/17	22,045	26,718
2	Federal Home Loan Banks	5.375%	8/15/18	14,025	17,544
2	Federal Home Loan Banks	5.125%	8/15/19	5,260	6,599
2	Federal Home Loan Banks	4.125%	3/13/20	17,180	20,443
2	Federal Home Loan Banks	5.625%	6/11/21	3,865	5,081
3	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	18,600	22,618
3	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	11,500	14,002
3	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	52,440	61,053
3	Federal Home Loan Mortgage Corp.	1.750%	5/30/19	24,170	25,052
3	Federal Home Loan Mortgage Corp.	1.250%	8/1/19	22,000	22,030
3	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	25,000	24,948
3	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	38,435	40,304
3	Federal National Mortgage Assn.	0.875%	10/26/17	27,500	27,596
3	Federal National Mortgage Assn.	0.000%	10/9/19	30,300	26,551
2	Financing Corp.	9.400%	2/8/18	1,475	2,096
2	Financing Corp.	9.800%	4/6/18	1,440	2,087
2	Financing Corp.	10.350%	8/3/18	3,755	5,633
2	Financing Corp.	9.650%	11/2/18	12,540	18,538
2	Financing Corp.	8.600%	9/26/19	1,540	2,259
	Private Export Funding Corp.	2.250%	12/15/17	3,225	3,451
	Private Export Funding Corp.	4.375%	3/15/19	7,000	8,375
	Private Export Funding Corp.	1.450%	8/15/19	1,575	1,586
	Private Export Funding Corp.	4.300%	12/15/21	9,940	11,966
	Private Export Funding Corp.	2.800%	5/15/22	875	935
2	Tennessee Valley Authority	6.250%	12/15/17	2,600	3,310
2	Tennessee Valley Authority	4.500%	4/1/18	5,600	6,665
2	Tennessee Valley Authority	3.875%	2/15/21	6,100	7,150
2	Tennessee Valley Authority	1.875%	8/15/22	8,175	8,132
					422,722
Total U.S. Government and Agency Obligations (Cost $8,011,398)					8,724,863
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
4	Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	225	231
4	Bank of Scotland plc	5.250%	2/21/17	2,225	2,525
[4,5] Commercial Mortgages Lease-Backed
	Certificates Series 2001-CMLB-1	6.746%	6/20/31	172	183
4	Northern Rock Asset Management plc	5.625%	6/22/17	4,825	5,388
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,429)					8,327
Corporate Bonds (40.8%)
Finance (13.1%)
	Banking (8.0%)
	American Express Co.	7.000%	3/19/18	16,144	20,438
	American Express Co.	8.125%	5/20/19	14,325	19,352
	Associates Corp. of North America	6.950%	11/1/18	1,133	1,355
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	3,900	3,922
	Bancolombia SA	6.125%	7/26/20	1,450	1,581
	Bancolombia SA	5.950%	6/3/21	6,425	7,220
	Bancolombia SA	5.125%	9/11/22	1,300	1,308
	Bank of America Corp.	5.750%	12/1/17	12,875	14,757
	Bank of America Corp.	5.650%	5/1/18	25,845	29,530
	Bank of America Corp.	7.625%	6/1/19	9,100	11,390

Bank of America Corp.	5.625%	7/1/20	37,895	43,222
Bank of America Corp.	5.875%	1/5/21	7,600	8,753
Bank of America Corp.	5.000%	5/13/21	6,500	7,167
Bank of America Corp.	5.700%	1/24/22	11,775	13,834
Bank of New York Mellon Corp.	5.450%	5/15/19	10,360	12,245
Bank of New York Mellon Corp.	4.600%	1/15/20	3,675	4,211
Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,241
Bank of New York Mellon Corp.	3.550%	9/23/21	3,350	3,625
Bank of Nova Scotia	4.375%	1/13/21	2,500	2,911
Barclays Bank plc	6.750%	5/22/19	8,900	10,815
Barclays Bank plc	5.125%	1/8/20	15,175	17,072
Barclays Bank plc	5.140%	10/14/20	4,800	4,929
BB&T Corp.	6.850%	4/30/19	5,011	6,387
BB&T Corp.	5.250%	11/1/19	600	694
BB&T Corp.	3.950%	3/22/22	3,250	3,550
Bear Stearns Cos. LLC	6.400%	10/2/17	16,300	19,544
Bear Stearns Cos. LLC	7.250%	2/1/18	3,500	4,369
Bear Stearns Cos. LLC	4.650%	7/2/18	4,939	5,556
BNP Paribas SA	5.000%	1/15/21	17,750	19,604
Capital One Bank USA NA	8.800%	7/15/19	7,825	10,318
Capital One Financial Corp.	4.750%	7/15/21	7,375	8,326
[4,5] Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	2,100	2,463
Citigroup Inc.	6.125%	11/21/17	24,825	29,140
Citigroup Inc.	6.125%	5/15/18	15,442	18,317
Citigroup Inc.	8.500%	5/22/19	11,546	15,297
Citigroup Inc.	5.375%	8/9/20	11,326	13,131
Citigroup Inc.	4.500%	1/14/22	17,225	18,961
Compass Bank	6.400%	10/1/17	1,800	1,902
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	7,975	8,886
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	15,925	16,862
Credit Suisse	6.000%	2/15/18	7,500	8,490
Credit Suisse	5.300%	8/13/19	3,875	4,546
Credit Suisse	5.400%	1/14/20	3,225	3,528
Credit Suisse	4.375%	8/5/20	9,700	10,845
Discover Bank	8.700%	11/18/19	2,350	3,048
Discover Bank	7.000%	4/15/20	2,400	2,900
Fifth Third Bancorp	4.500%	6/1/18	4,550	5,051
Fifth Third Bancorp	3.500%	3/15/22	1,675	1,787
First Niagara Financial Group Inc.	6.750%	3/19/20	2,275	2,646
First Niagara Financial Group Inc.	7.250%	12/15/21	1,245	1,429
Goldman Sachs Group Inc.	5.950%	1/18/18	24,500	28,250
Goldman Sachs Group Inc.	6.150%	4/1/18	17,100	19,946
Goldman Sachs Group Inc.	7.500%	2/15/19	15,910	19,704
Goldman Sachs Group Inc.	5.375%	3/15/20	18,300	20,250
Goldman Sachs Group Inc.	6.000%	6/15/20	12,115	13,928
Goldman Sachs Group Inc.	5.250%	7/27/21	16,825	18,513
Goldman Sachs Group Inc.	5.750%	1/24/22	24,125	27,633
HSBC Bank USA NA	4.875%	8/24/20	9,075	9,784
HSBC Holdings plc	5.100%	4/5/21	13,375	15,488
HSBC Holdings plc	4.875%	1/14/22	2,500	2,859
HSBC Holdings plc	4.000%	3/30/22	9,600	10,230
HSBC USA Inc.	5.000%	9/27/20	9,600	10,255
Huntington Bancshares Inc.	7.000%	12/15/20	4,175	5,074
JPMorgan Chase & Co.	6.000%	1/15/18	33,907	40,363
JPMorgan Chase & Co.	6.300%	4/23/19	19,975	24,493

JPMorgan Chase & Co.	4.400%	7/22/20	14,815	16,233
JPMorgan Chase & Co.	4.250%	10/15/20	23,525	25,587
JPMorgan Chase & Co.	4.625%	5/10/21	5,308	5,914
JPMorgan Chase & Co.	4.350%	8/15/21	25,225	27,625
JPMorgan Chase & Co.	4.500%	1/24/22	13,100	14,535
JPMorgan Chase & Co.	3.250%	9/23/22	16,125	16,216
JPMorgan Chase Bank NA	6.000%	10/1/17	14,525	17,209
KeyCorp	5.100%	3/24/21	8,150	9,533
Lloyds TSB Bank plc	6.375%	1/21/21	11,225	13,773
Manufacturers & Traders Trust Co.	6.625%	12/4/17	5,425	6,470
Merrill Lynch & Co. Inc.	6.875%	4/25/18	35,100	42,067
Merrill Lynch & Co. Inc.	6.500%	7/15/18	4,125	4,873
Merrill Lynch & Co. Inc.	6.875%	11/15/18	2,925	3,490
Morgan Stanley	5.950%	12/28/17	15,225	17,106
Morgan Stanley	6.625%	4/1/18	13,430	15,363
Morgan Stanley	7.300%	5/13/19	15,175	17,910
Morgan Stanley	5.625%	9/23/19	17,950	19,591
Morgan Stanley	5.500%	1/26/20	8,025	8,674
Morgan Stanley	5.500%	7/24/20	8,925	9,632
Morgan Stanley	5.750%	1/25/21	14,000	15,320
Morgan Stanley	5.500%	7/28/21	18,050	19,675
National City Corp.	6.875%	5/15/19	1,700	2,100
Northern Trust Co.	6.500%	8/15/18	1,275	1,590
Northern Trust Corp.	3.450%	11/4/20	1,200	1,295
Northern Trust Corp.	3.375%	8/23/21	2,750	2,960
Northern Trust Corp.	2.375%	8/2/22	1,625	1,610
PNC Bank NA	6.000%	12/7/17	1,125	1,355
PNC Funding Corp.	6.700%	6/10/19	7,350	9,420
PNC Funding Corp.	5.125%	2/8/20	6,010	7,105
PNC Funding Corp.	4.375%	8/11/20	1,200	1,375
PNC Funding Corp.	3.300%	3/8/22	8,075	8,619
Royal Bank of Scotland Group plc	6.400%	10/21/19	12,975	15,015
Royal Bank of Scotland NV	4.650%	6/4/18	1,925	1,847
Royal Bank of Scotland plc	5.625%	8/24/20	3,025	3,439
Royal Bank of Scotland plc	6.125%	1/11/21	5,300	6,311
Sovereign Bank	8.750%	5/30/18	2,825	3,214
State Street Bank & Trust Co.	5.250%	10/15/18	1,000	1,190
State Street Corp.	4.956%	3/15/18	4,175	4,646
State Street Corp.	4.375%	3/7/21	4,500	5,237
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	4,600	4,684
SunTrust Bank	7.250%	3/15/18	3,200	3,867
UBS AG	5.875%	7/15/16	1,050	1,151
UBS AG	5.875%	12/20/17	18,875	22,309
UBS AG	5.750%	4/25/18	15,475	18,260
UBS AG	4.875%	8/4/20	10,375	11,560
UnionBanCal Corp.	3.500%	6/18/22	1,575	1,659
US Bancorp	4.125%	5/24/21	5,500	6,253
US Bancorp	3.000%	3/15/22	5,500	5,733
US Bancorp	2.950%	7/15/22	6,575	6,606
Wachovia Bank NA	6.000%	11/15/17	5,575	6,686
Wachovia Corp.	5.750%	2/1/18	10,800	13,009
Wells Fargo & Co.	5.625%	12/11/17	24,475	29,353
Wells Fargo & Co.	4.600%	4/1/21	13,200	15,099
Wells Fargo & Co.	3.500%	3/8/22	10,475	11,138
Westpac Banking Corp.	4.875%	11/19/19	12,150	13,867

Brokerage (0.4%)
Ameriprise Financial Inc.	7.300%	6/28/19	600	775
Ameriprise Financial Inc.	5.300%	3/15/20	5,250	6,227
BlackRock Inc.	5.000%	12/10/19	3,900	4,641
BlackRock Inc.	4.250%	5/24/21	5,850	6,562
BlackRock Inc.	3.375%	6/1/22	4,650	4,922
Charles Schwab Corp.	4.450%	7/22/20	5,550	6,324
4 Charles Schwab Corp.	3.225%	9/1/22	1,375	1,388
Franklin Resources Inc.	4.625%	5/20/20	2,250	2,588
Franklin Resources Inc.	2.800%	9/15/22	2,075	2,101
Jefferies Group Inc.	5.125%	4/13/18	5,392	5,439
Jefferies Group Inc.	8.500%	7/15/19	3,375	3,864
Jefferies Group Inc.	6.875%	4/15/21	3,987	4,261
4 Legg Mason Inc.	5.500%	5/21/19	3,175	3,400
Nomura Holdings Inc.	6.700%	3/4/20	5,100	5,824
Raymond James Financial Inc.	8.600%	8/15/19	1,500	1,865
TD Ameritrade Holding Corp.	5.600%	12/1/19	2,225	2,603

Finance Companies (1.2%)
GATX Corp.	4.750%	6/15/22	2,000	2,065
5 GE Capital Trust I	6.375%	11/15/67	425	447
General Electric Capital Corp.	5.625%	5/1/18	55,875	66,011
General Electric Capital Corp.	6.000%	8/7/19	6,925	8,424
General Electric Capital Corp.	5.500%	1/8/20	4,475	5,295
General Electric Capital Corp.	5.550%	5/4/20	3,025	3,582
General Electric Capital Corp.	4.375%	9/16/20	8,425	9,281
General Electric Capital Corp.	4.625%	1/7/21	11,950	13,349
General Electric Capital Corp.	5.300%	2/11/21	8,300	9,520
General Electric Capital Corp.	4.650%	10/17/21	15,050	16,885
General Electric Capital Corp.	3.150%	9/7/22	7,575	7,592
5 General Electric Capital Corp.	6.375%	11/15/67	14,525	15,288
HSBC Finance Corp.	6.676%	1/15/21	17,059	19,750
SLM Corp.	8.450%	6/15/18	13,690	16,135
SLM Corp.	8.000%	3/25/20	6,250	7,225
SLM Corp.	7.250%	1/25/22	4,975	5,624

Insurance (2.2%)
ACE INA Holdings Inc.	5.800%	3/15/18	1,850	2,267
ACE INA Holdings Inc.	5.900%	6/15/19	1,925	2,378
AEGON Funding Co. LLC	5.750%	12/15/20	2,500	2,913
Aetna Inc.	6.500%	9/15/18	1,450	1,809
Aetna Inc.	4.125%	6/1/21	6,675	7,344
Aflac Inc.	8.500%	5/15/19	3,400	4,543
Aflac Inc.	4.000%	2/15/22	3,550	3,885
Alleghany Corp.	5.625%	9/15/20	1,450	1,601
Alleghany Corp.	4.950%	6/27/22	3,500	3,815
Allied World Assurance Co. Ltd.	5.500%	11/15/20	2,225	2,399
Allstate Corp.	6.750%	5/15/18	1,000	1,247
Allstate Corp.	7.450%	5/16/19	3,525	4,605
Alterra Finance LLC	6.250%	9/30/20	1,565	1,705
American Financial Group Inc.	9.875%	6/15/19	2,625	3,318
American International Group Inc.	5.850%	1/16/18	13,125	15,236
American International Group Inc.	8.250%	8/15/18	12,870	16,555
American International Group Inc.	6.400%	12/15/20	13,665	16,715
American International Group Inc.	4.875%	6/1/22	7,950	8,955
Aon Corp.	5.000%	9/30/20	3,600	4,151
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	1,075	1,178

Axis Specialty Finance LLC	5.875%	6/1/20	5,100	5,731
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	15,900	19,185
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	4,675	5,346
Berkshire Hathaway Inc.	3.750%	8/15/21	2,250	2,470
Chubb Corp.	5.750%	5/15/18	3,500	4,331
Cigna Corp.	5.125%	6/15/20	1,491	1,706
Cigna Corp.	4.375%	12/15/20	1,920	2,106
Cigna Corp.	4.500%	3/15/21	3,700	4,102
Cigna Corp.	4.000%	2/15/22	3,175	3,418
CNA Financial Corp.	7.350%	11/15/19	2,240	2,782
CNA Financial Corp.	5.875%	8/15/20	1,800	2,094
CNA Financial Corp.	5.750%	8/15/21	3,095	3,623
Coventry Health Care Inc.	5.450%	6/15/21	2,750	3,209
Fidelity National Financial Inc.	5.500%	9/1/22	775	836
Genworth Financial Inc.	6.515%	5/22/18	3,000	3,060
Genworth Financial Inc.	7.700%	6/15/20	3,825	3,978
Genworth Financial Inc.	7.200%	2/15/21	575	589
Genworth Financial Inc.	7.625%	9/24/21	2,900	2,972
Hanover Insurance Group Inc.	6.375%	6/15/21	150	171
Hartford Financial Services Group Inc.	4.000%	10/15/17	2,925	3,138
Hartford Financial Services Group Inc.	6.300%	3/15/18	2,650	3,057
Hartford Financial Services Group Inc.	6.000%	1/15/19	1,475	1,678
Hartford Financial Services Group Inc.	5.125%	4/15/22	4,375	4,893
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,600	1,848
Humana Inc.	7.200%	6/15/18	5,205	6,298
Humana Inc.	6.300%	8/1/18	785	912
Infinity Property & Casualty Corp.	5.000%	9/19/22	1,350	1,405
4 ING US Inc.	5.500%	7/15/22	3,625	3,797
Lincoln National Corp.	8.750%	7/1/19	8,151	10,671
Lincoln National Corp.	6.250%	2/15/20	3,250	3,806
Lincoln National Corp.	4.200%	3/15/22	300	315
Manulife Financial Corp.	4.900%	9/17/20	3,250	3,591
Markel Corp.	7.125%	9/30/19	1,617	1,941
Markel Corp.	4.900%	7/1/22	3,450	3,689
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	1,950	2,679
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	3,150	3,517
MetLife Inc.	1.564%	12/15/17	75	75
MetLife Inc.	6.817%	8/15/18	5,500	6,923
MetLife Inc.	7.717%	2/15/19	3,829	4,986
MetLife Inc.	4.750%	2/8/21	7,275	8,416
PartnerRe Finance B LLC	5.500%	6/1/20	4,700	5,202
Primerica Inc.	4.750%	7/15/22	1,750	1,874
Principal Financial Group Inc.	8.875%	5/15/19	1,750	2,328
Principal Financial Group Inc.	3.300%	9/15/22	1,700	1,727
Progressive Corp.	3.750%	8/23/21	1,900	2,100
Protective Life Corp.	7.375%	10/15/19	1,600	1,919
Prudential Financial Inc.	6.000%	12/1/17	6,150	7,449
Prudential Financial Inc.	7.375%	6/15/19	7,245	9,179
Prudential Financial Inc.	5.375%	6/21/20	3,800	4,408
Prudential Financial Inc.	4.500%	11/15/20	2,500	2,749
5 Prudential Financial Inc.	5.875%	9/15/42	5,375	5,496
Reinsurance Group of America Inc.	5.000%	6/1/21	3,500	3,669
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	400	467
Torchmark Corp.	3.800%	9/15/22	5,000	5,111
Travelers Cos. Inc.	5.750%	12/15/17	3,550	4,301
Travelers Cos. Inc.	5.800%	5/15/18	3,525	4,316
Travelers Cos. Inc.	5.900%	6/2/19	3,075	3,851

UnitedHealth Group Inc.	6.000%	2/15/18	10,220	12,585
UnitedHealth Group Inc.	4.700%	2/15/21	2,625	3,047
UnitedHealth Group Inc.	3.375%	11/15/21	500	534
UnitedHealth Group Inc.	2.875%	3/15/22	3,000	3,053
Unum Group	5.625%	9/15/20	1,650	1,857
WellPoint Inc.	1.875%	1/15/18	475	477
WellPoint Inc.	4.350%	8/15/20	12,305	13,512
WellPoint Inc.	3.700%	8/15/21	1,850	1,941
Willis Group Holdings plc	5.750%	3/15/21	3,900	4,420
Willis North America Inc.	7.000%	9/29/19	3,250	3,867
WR Berkley Corp.	5.375%	9/15/20	1,875	2,065
XLIT Ltd.	5.750%	10/1/21	2,300	2,652

Other Finance (0.1%)
CME Group Inc.	3.000%	9/15/22	2,525	2,520
NASDAQ OMX Group Inc.	5.550%	1/15/20	5,300	5,716

Real Estate Investment Trusts (1.2%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	2,650	2,826
AvalonBay Communities Inc.	2.950%	9/15/22	3,025	3,003
BioMed Realty LP	4.250%	7/15/22	1,300	1,356
Boston Properties LP	3.700%	11/15/18	3,585	3,896
Boston Properties LP	5.875%	10/15/19	875	1,045
Boston Properties LP	5.625%	11/15/20	4,875	5,781
Boston Properties LP	4.125%	5/15/21	13,245	14,261
Brandywine Operating Partnership LP	4.950%	4/15/18	2,800	3,006
Camden Property Trust	5.700%	5/15/17	1,800	2,069
DDR Corp.	4.625%	7/15/22	3,200	3,478
Digital Realty Trust LP	5.250%	3/15/21	5,575	6,200
Digital Realty Trust LP	3.625%	10/1/22	200	199
Duke Realty LP	8.250%	8/15/19	1,125	1,418
Duke Realty LP	6.750%	3/15/20	350	426
Duke Realty LP	3.875%	10/15/22	4,850	4,923
Entertainment Properties Trust	5.750%	8/15/22	2,875	2,988
ERP Operating LP	4.750%	7/15/20	6,250	7,161
ERP Operating LP	4.625%	12/15/21	3,570	4,119
Federal Realty Investment Trust	3.000%	8/1/22	1,525	1,515
HCP Inc.	6.700%	1/30/18	4,500	5,386
HCP Inc.	5.375%	2/1/21	10,120	11,485
Health Care REIT Inc.	4.125%	4/1/19	3,025	3,226
Health Care REIT Inc.	6.125%	4/15/20	3,750	4,363
Health Care REIT Inc.	4.950%	1/15/21	5,425	5,932
Health Care REIT Inc.	5.250%	1/15/22	1,150	1,288
Healthcare Realty Trust Inc.	5.750%	1/15/21	1,500	1,661
Hospitality Properties Trust	6.700%	1/15/18	1,500	1,689
Hospitality Properties Trust	5.000%	8/15/22	2,275	2,390
Kilroy Realty LP	4.800%	7/15/18	5,950	6,579
Kimco Realty Corp.	6.875%	10/1/19	2,957	3,637
Liberty Property LP	6.625%	10/1/17	2,000	2,387
Liberty Property LP	4.750%	10/1/20	1,960	2,130
Mack-Cali Realty LP	7.750%	8/15/19	3,975	4,956
Mack-Cali Realty LP	4.500%	4/18/22	100	107
National Retail Properties Inc.	6.875%	10/15/17	3,000	3,577
National Retail Properties Inc.	3.800%	10/15/22	1,000	1,020
ProLogis LP	6.625%	5/15/18	300	359
ProLogis LP	7.375%	10/30/19	2,600	3,211
ProLogis LP	6.625%	12/1/19	2,225	2,666

ProLogis LP	6.875%	3/15/20	4,300	5,212
Realty Income Corp.	6.750%	8/15/19	4,150	5,062
Realty Income Corp.	5.750%	1/15/21	1,000	1,170
Simon Property Group LP	6.125%	5/30/18	3,225	3,938
Simon Property Group LP	5.650%	2/1/20	10,800	12,862
Simon Property Group LP	4.375%	3/1/21	10,285	11,612
Simon Property Group LP	4.125%	12/1/21	1,925	2,149
Simon Property Group LP	3.375%	3/15/22	3,450	3,627
UDR Inc.	4.250%	6/1/18	850	938
UDR Inc.	4.625%	1/10/22	3,325	3,673
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	4,000	4,280
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	2,650	2,916
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	2,590	2,757
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	2,725	2,670
Vornado Realty LP	5.000%	1/15/22	2,000	2,214
Washington REIT	4.950%	10/1/20	3,150	3,454
				2,188,448
Industrial (23.4%)
Basic Industry (2.9%)
Agrium Inc.	6.750%	1/15/19	1,750	2,193
Agrium Inc.	3.150%	10/1/22	1,800	1,809
Air Products & Chemicals Inc.	1.200%	10/15/17	850	854
Air Products & Chemicals Inc.	3.000%	11/3/21	4,050	4,263
Albemarle Corp.	4.500%	12/15/20	1,050	1,169
Alcoa Inc.	6.750%	7/15/18	9,800	11,312
Alcoa Inc.	6.150%	8/15/20	4,000	4,401
Alcoa Inc.	5.400%	4/15/21	8,825	9,259
Alcoa Inc.	5.870%	2/23/22	3,050	3,279
Allegheny Technologies Inc.	5.950%	1/15/21	3,735	4,124
AngloGold Ashanti Holdings plc	5.375%	4/15/20	2,660	2,802
AngloGold Ashanti Holdings plc	5.125%	8/1/22	2,600	2,659
ArcelorMittal	6.125%	6/1/18	9,343	9,289
ArcelorMittal	10.100%	6/1/19	9,475	10,943
ArcelorMittal	5.500%	8/5/20	1,475	1,419
ArcelorMittal	5.750%	3/1/21	8,275	7,860
ArcelorMittal	6.500%	2/25/22	7,375	7,241
Barrick Gold Corp.	6.950%	4/1/19	6,100	7,584
Barrick Gold Corp.	3.850%	4/1/22	6,125	6,447
Barrick North America Finance LLC	6.800%	9/15/18	2,150	2,668
Barrick North America Finance LLC	4.400%	5/30/21	9,618	10,489
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	6,250	7,993
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	10,525	11,180
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	5,850	6,056
Cabot Corp.	2.550%	1/15/18	1,200	1,231
Cabot Corp.	3.700%	7/15/22	1,200	1,226
Carpenter Technology Corp.	5.200%	7/15/21	2,350	2,482
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,100	2,523
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	1,525	1,608
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	2,925	3,065
CF Industries Inc.	6.875%	5/1/18	3,775	4,606
CF Industries Inc.	7.125%	5/1/20	6,000	7,530
Cliffs Natural Resources Inc.	5.900%	3/15/20	3,175	3,328
Cliffs Natural Resources Inc.	4.875%	4/1/21	8,850	8,664
Dow Chemical Co.	8.550%	5/15/19	100	134
Dow Chemical Co.	4.250%	11/15/20	20,125	22,163
Dow Chemical Co.	4.125%	11/15/21	12,850	13,992
Eastman Chemical Co.	5.500%	11/15/19	3,650	4,283

Eastman Chemical Co.	4.500%	1/15/21	1,600	1,794
Eastman Chemical Co.	3.600%	8/15/22	2,600	2,731
Ecolab Inc.	4.350%	12/8/21	8,100	9,199
EI du Pont de Nemours & Co.	6.000%	7/15/18	14,175	17,816
EI du Pont de Nemours & Co.	4.625%	1/15/20	4,755	5,603
EI du Pont de Nemours & Co.	3.625%	1/15/21	4,025	4,511
EI du Pont de Nemours & Co.	4.250%	4/1/21	1,350	1,574
FMC Corp.	3.950%	2/1/22	3,050	3,253
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	9,075	9,108
International Paper Co.	7.950%	6/15/18	9,300	11,991
International Paper Co.	9.375%	5/15/19	3,775	5,119
International Paper Co.	7.500%	8/15/21	5,640	7,385
International Paper Co.	4.750%	2/15/22	4,025	4,553
Kinross Gold Corp.	5.125%	9/1/21	2,300	2,383
Lubrizol Corp.	8.875%	2/1/19	850	1,197
Monsanto Co.	5.125%	4/15/18	925	1,108
Monsanto Co.	2.200%	7/15/22	1,950	1,944
Mosaic Co.	3.750%	11/15/21	1,950	2,098
Newmont Mining Corp.	5.125%	10/1/19	5,025	5,737
Newmont Mining Corp.	3.500%	3/15/22	8,090	8,192
Nucor Corp.	5.750%	12/1/17	1,425	1,733
Nucor Corp.	5.850%	6/1/18	3,275	4,020
Nucor Corp.	4.125%	9/15/22	1,200	1,352
Packaging Corp. of America	3.900%	6/15/22	1,900	1,971
Plum Creek Timberlands LP	4.700%	3/15/21	2,125	2,298
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	7,175	7,851
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,500	1,766
PPG Industries Inc.	6.650%	3/15/18	1,425	1,754
PPG Industries Inc.	3.600%	11/15/20	5,700	6,143
Praxair Inc.	4.500%	8/15/19	2,450	2,866
Praxair Inc.	4.050%	3/15/21	575	651
Praxair Inc.	3.000%	9/1/21	4,925	5,220
Praxair Inc.	2.450%	2/15/22	7,675	7,756
Praxair Inc.	2.200%	8/15/22	2,050	2,017
Rayonier Inc.	3.750%	4/1/22	250	259
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	18,050	22,458
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	8,175	11,181
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	3,325	3,644
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	5,575	5,941
Rio Tinto Finance USA plc	3.500%	3/22/22	6,300	6,609
Rio Tinto Finance USA plc	2.875%	8/21/22	6,500	6,467
RPM International Inc.	6.125%	10/15/19	2,575	2,991
Sigma-Aldrich Corp.	3.375%	11/1/20	750	815
Southern Copper Corp.	5.375%	4/16/20	1,725	1,937
Syngenta Finance NV	3.125%	3/28/22	2,500	2,635
Teck Resources Ltd.	2.500%	2/1/18	2,400	2,415
Teck Resources Ltd.	3.000%	3/1/19	4,900	4,991
Teck Resources Ltd.	10.750%	5/15/19	3,675	4,460
Teck Resources Ltd.	4.750%	1/15/22	5,375	5,840
Vale Overseas Ltd.	5.625%	9/15/19	6,250	7,029
Vale Overseas Ltd.	4.625%	9/15/20	12,125	12,905
Vale Overseas Ltd.	4.375%	1/11/22	10,470	10,952
Valspar Corp.	7.250%	6/15/19	1,275	1,573
Valspar Corp.	4.200%	1/15/22	1,550	1,689
Westlake Chemical Corp.	3.600%	7/15/22	550	554

Capital Goods (2.4%)
3M Co.	2.000%	6/26/22	3,125	3,118
ABB Finance USA Inc.	2.875%	5/8/22	6,640	6,849
Acuity Brands Lighting Inc.	6.000%	12/15/19	1,675	1,944
4 ADT Corp.	3.500%	7/15/22	4,300	4,432
Bemis Co. Inc.	6.800%	8/1/19	2,300	2,794
Boeing Capital Corp.	2.900%	8/15/18	550	603
Boeing Co.	6.000%	3/15/19	7,075	8,895
Boeing Co.	4.875%	2/15/20	4,075	4,944
Caterpillar Financial Services Corp.	5.450%	4/15/18	7,950	9,585
Caterpillar Financial Services Corp.	7.050%	10/1/18	3,500	4,541
Caterpillar Financial Services Corp.	7.150%	2/15/19	7,350	9,688
Caterpillar Financial Services Corp.	2.850%	6/1/22	2,750	2,848
Caterpillar Inc.	3.900%	5/27/21	8,200	9,297
Caterpillar Inc.	2.600%	6/26/22	3,975	4,067
Cooper US Inc.	3.875%	12/15/20	5,000	5,467
CRH America Inc.	8.125%	7/15/18	6,825	8,263
Danaher Corp.	5.625%	1/15/18	1,200	1,441
Danaher Corp.	5.400%	3/1/19	1,300	1,579
Danaher Corp.	3.900%	6/23/21	4,000	4,532
Deere & Co.	4.375%	10/16/19	700	813
Deere & Co.	2.600%	6/8/22	7,200	7,390
Dover Corp.	5.450%	3/15/18	900	1,083
Dover Corp.	4.300%	3/1/21	5,500	6,358
Eaton Corp.	5.600%	5/15/18	5,325	6,359
Embraer Overseas Ltd.	6.375%	1/15/20	4,600	5,261
Embraer SA	5.150%	6/15/22	1,800	1,928
Emerson Electric Co.	5.375%	10/15/17	5,000	5,964
Emerson Electric Co.	5.250%	10/15/18	850	1,034
Emerson Electric Co.	4.875%	10/15/19	1,450	1,745
Flowserve Corp.	3.500%	9/15/22	2,500	2,526
General Dynamics Corp.	3.875%	7/15/21	2,900	3,275
General Electric Co.	5.250%	12/6/17	24,925	29,499
Goodrich Corp.	6.125%	3/1/19	3,472	4,353
Goodrich Corp.	4.875%	3/1/20	2,000	2,371
Goodrich Corp.	3.600%	2/1/21	1,150	1,268
Harsco Corp.	5.750%	5/15/18	4,450	4,893
Honeywell International Inc.	5.300%	3/1/18	4,025	4,883
Honeywell International Inc.	5.000%	2/15/19	3,350	3,996
Honeywell International Inc.	4.250%	3/1/21	5,426	6,384
IDEX Corp.	4.200%	12/15/21	400	419
Illinois Tool Works Inc.	6.250%	4/1/19	5,900	7,456
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	6,100	7,531
John Deere Capital Corp.	1.200%	10/10/17	900	904
John Deere Capital Corp.	5.350%	4/3/18	300	360
John Deere Capital Corp.	5.750%	9/10/18	12,100	14,944
John Deere Capital Corp.	3.900%	7/12/21	5,950	6,716
John Deere Capital Corp.	3.150%	10/15/21	2,700	2,867
John Deere Capital Corp.	2.750%	3/15/22	300	309
Kennametal Inc.	3.875%	2/15/22	1,425	1,496
L-3 Communications Corp.	5.200%	10/15/19	4,075	4,595
L-3 Communications Corp.	4.750%	7/15/20	2,700	2,989
L-3 Communications Corp.	4.950%	2/15/21	8,225	9,157
Lockheed Martin Corp.	4.250%	11/15/19	6,300	7,149
Lockheed Martin Corp.	3.350%	9/15/21	5,600	5,877
Martin Marietta Materials Inc.	6.600%	4/15/18	2,050	2,302
Northrop Grumman Corp.	3.500%	3/15/21	6,450	6,871

Owens Corning	9.000%	6/15/19	5,000	6,287
Parker Hannifin Corp.	5.500%	5/15/18	2,000	2,407
Raytheon Co.	6.400%	12/15/18	500	639
Raytheon Co.	4.400%	2/15/20	1,225	1,415
Raytheon Co.	3.125%	10/15/20	9,500	10,214
Republic Services Inc.	3.800%	5/15/18	2,430	2,703
Republic Services Inc.	5.500%	9/15/19	1,825	2,155
Republic Services Inc.	5.000%	3/1/20	6,025	6,979
Republic Services Inc.	5.250%	11/15/21	9,188	10,871
Rockwell Collins Inc.	5.250%	7/15/19	650	775
Rockwell Collins Inc.	3.100%	11/15/21	1,800	1,902
Roper Industries Inc.	6.250%	9/1/19	2,900	3,514
Sonoco Products Co.	4.375%	11/1/21	1,100	1,181
Stanley Black & Decker Inc.	3.400%	12/1/21	4,775	4,976
Textron Inc.	5.600%	12/1/17	2,700	3,005
Textron Inc.	7.250%	10/1/19	1,000	1,198
Tyco International Finance SA	8.500%	1/15/19	6,650	8,872
Tyco International Ltd. / Tyco International
Finance SA	7.000%	12/15/19	600	766
United Technologies Corp.	5.375%	12/15/17	8,050	9,782
United Technologies Corp.	6.125%	2/1/19	9,775	12,250
United Technologies Corp.	4.500%	4/15/20	7,100	8,344
United Technologies Corp.	3.100%	6/1/22	12,025	12,786
Waste Management Inc.	7.375%	3/11/19	1,550	1,993
Waste Management Inc.	4.750%	6/30/20	8,800	10,083
Waste Management Inc.	4.600%	3/1/21	1,400	1,595

Communication (3.7%)
America Movil SAB de CV	5.000%	10/16/19	7,500	8,731
America Movil SAB de CV	5.000%	3/30/20	11,300	13,262
America Movil SAB de CV	3.125%	7/16/22	7,050	7,246
American Tower Corp.	4.500%	1/15/18	8,000	8,856
American Tower Corp.	5.050%	9/1/20	8,070	8,996
American Tower Corp.	5.900%	11/1/21	2,425	2,878
American Tower Corp.	4.700%	3/15/22	550	603
AT&T Inc.	5.500%	2/1/18	18,050	21,800
AT&T Inc.	5.600%	5/15/18	4,450	5,460
AT&T Inc.	5.800%	2/15/19	11,175	13,895
AT&T Inc.	4.450%	5/15/21	4,075	4,797
AT&T Inc.	3.875%	8/15/21	7,950	8,994
AT&T Inc.	3.000%	2/15/22	12,825	13,540
British Telecommunications plc	5.950%	1/15/18	6,100	7,300
CBS Corp.	8.875%	5/15/19	6,350	8,536
CBS Corp.	5.750%	4/15/20	220	266
CBS Corp.	4.300%	2/15/21	3,300	3,676
CBS Corp.	3.375%	3/1/22	2,750	2,868
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	13,760	19,324
CenturyLink Inc.	6.150%	9/15/19	500	559
CenturyLink Inc.	6.450%	6/15/21	11,675	13,169
CenturyLink Inc.	5.800%	3/15/22	10,300	11,211
Comcast Corp.	6.300%	11/15/17	5,275	6,516
Comcast Corp.	5.875%	2/15/18	6,075	7,389
Comcast Corp.	5.700%	5/15/18	9,100	11,066
Comcast Corp.	5.700%	7/1/19	4,625	5,669
Comcast Corp.	5.150%	3/1/20	2,000	2,378
Comcast Corp.	3.125%	7/15/22	2,675	2,774

Deutsche Telekom International Finance BV	6.750%	8/20/18	8,875	11,199
Deutsche Telekom International Finance BV	6.000%	7/8/19	625	743
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	8,150	9,588
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	11,275	12,852
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	7,500	8,433
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	10,000	10,310
Discovery Communications LLC	5.625%	8/15/19	2,000	2,410
Discovery Communications LLC	5.050%	6/1/20	6,300	7,378
Discovery Communications LLC	4.375%	6/15/21	2,150	2,413
Discovery Communications LLC	3.300%	5/15/22	1,900	1,979
France Telecom SA	5.375%	7/8/19	5,100	5,944
France Telecom SA	4.125%	9/14/21	8,625	9,536
Grupo Televisa SAB	6.000%	5/15/18	1,225	1,453
GTE Corp.	6.840%	4/15/18	1,000	1,265
Interpublic Group of Cos. Inc.	4.000%	3/15/22	3,000	3,131
McGraw-Hill Cos. Inc.	5.900%	11/15/17	2,200	2,589
Moody's Corp.	4.500%	9/1/22	3,775	4,006
NBCUniversal Media LLC	5.150%	4/30/20	12,625	14,975
NBCUniversal Media LLC	4.375%	4/1/21	8,390	9,496
News America Inc.	6.900%	3/1/19	10,800	13,530
News America Inc.	4.500%	2/15/21	5,050	5,697
4 News America Inc.	3.000%	9/15/22	3,000	3,017
Omnicom Group Inc.	4.450%	8/15/20	11,875	13,211
Omnicom Group Inc.	3.625%	5/1/22	4,950	5,192
Qwest Corp.	6.750%	12/1/21	1,825	2,178
Reed Elsevier Capital Inc.	8.625%	1/15/19	4,428	5,674
Rogers Communications Inc.	6.800%	8/15/18	7,015	8,845
Telecom Italia Capital SA	6.999%	6/4/18	2,625	2,899
Telecom Italia Capital SA	7.175%	6/18/19	7,055	7,800
Telefonica Emisiones SAU	5.877%	7/15/19	2,000	2,027
Telefonica Emisiones SAU	5.134%	4/27/20	6,700	6,556
Telefonica Emisiones SAU	5.462%	2/16/21	12,685	12,499
Thomson Reuters Corp.	6.500%	7/15/18	4,250	5,394
Thomson Reuters Corp.	4.700%	10/15/19	2,350	2,717
Thomson Reuters Corp.	3.950%	9/30/21	2,875	3,123
Time Warner Cable Inc.	6.750%	7/1/18	15,275	19,207
Time Warner Cable Inc.	8.750%	2/14/19	2,575	3,510
Time Warner Cable Inc.	8.250%	4/1/19	5,675	7,606
Time Warner Cable Inc.	5.000%	2/1/20	10,585	12,275
Time Warner Cable Inc.	4.125%	2/15/21	1,175	1,295
Time Warner Cable Inc.	4.000%	9/1/21	11,000	12,077
Verizon Communications Inc.	5.500%	2/15/18	10,925	13,292
Verizon Communications Inc.	6.100%	4/15/18	2,450	3,060
Verizon Communications Inc.	8.750%	11/1/18	17,675	24,685
Verizon Communications Inc.	6.350%	4/1/19	7,500	9,623
Verizon Communications Inc.	4.600%	4/1/21	7,925	9,416
Verizon Communications Inc.	3.500%	11/1/21	12,900	14,247
Virgin Media Secured Finance plc	6.500%	1/15/18	5,500	6,021
Virgin Media Secured Finance plc	5.250%	1/15/21	3,000	3,472
Vodafone Group plc	4.625%	7/15/18	2,995	3,457
Vodafone Group plc	5.450%	6/10/19	2,400	2,966
Vodafone Group plc	4.375%	3/16/21	5,500	6,421
Vodafone Group plc	2.500%	9/26/22	7,400	7,398

Washington Post Co.	7.250%	2/1/19	1,075	1,273
WPP Finance 2010	4.750%	11/21/21	5,800	6,394
WPP Finance 2010	3.625%	9/7/22	2,200	2,217

Consumer Cyclical (2.4%)
Advance Auto Parts Inc.	4.500%	1/15/22	1,500	1,614
AutoZone Inc.	7.125%	8/1/18	3,625	4,530
AutoZone Inc.	4.000%	11/15/20	250	273
AutoZone Inc.	3.700%	4/15/22	2,000	2,111
BorgWarner Inc.	4.625%	9/15/20	950	1,053
CVS Caremark Corp.	6.600%	3/15/19	8,960	11,453
CVS Caremark Corp.	4.750%	5/18/20	50	58
CVS Caremark Corp.	4.125%	5/15/21	1,000	1,134
Darden Restaurants Inc.	6.200%	10/15/17	4,025	4,695
Darden Restaurants Inc.	4.500%	10/15/21	2,250	2,401
eBay Inc.	3.250%	10/15/20	2,425	2,613
eBay Inc.	2.600%	7/15/22	5,575	5,617
Expedia Inc.	5.950%	8/15/20	8,425	9,265
Family Dollar Stores Inc.	5.000%	2/1/21	1,450	1,560
Ford Motor Credit Co. LLC	5.000%	5/15/18	10,500	11,467
Ford Motor Credit Co. LLC	8.125%	1/15/20	9,925	12,465
Ford Motor Credit Co. LLC	5.750%	2/1/21	6,625	7,412
Ford Motor Credit Co. LLC	5.875%	8/2/21	10,425	11,814
Ford Motor Credit Co. LLC	4.250%	9/20/22	5,250	5,351
Gap Inc.	5.950%	4/12/21	4,200	4,694
Historic TW Inc.	6.875%	6/15/18	800	1,004
Home Depot Inc.	3.950%	9/15/20	400	458
Home Depot Inc.	4.400%	4/1/21	10,825	12,749
Hyatt Hotels Corp.	5.375%	8/15/21	900	1,012
International Game Technology	7.500%	6/15/19	4,000	4,807
International Game Technology	5.500%	6/15/20	650	713
Johnson Controls Inc.	5.000%	3/30/20	2,850	3,256
Johnson Controls Inc.	4.250%	3/1/21	650	703
Johnson Controls Inc.	3.750%	12/1/21	4,750	5,059
Kohl's Corp.	6.250%	12/15/17	10,150	12,407
Kohl's Corp.	4.000%	11/1/21	1,000	1,089
Lowe's Cos. Inc.	4.625%	4/15/20	2,500	2,881
Lowe's Cos. Inc.	3.750%	4/15/21	500	544
Lowe's Cos. Inc.	3.800%	11/15/21	4,000	4,393
Lowe's Cos. Inc.	3.120%	4/15/22	4,450	4,616
Macy's Retail Holdings Inc.	3.875%	1/15/22	8,700	9,376
Marriott International Inc.	3.000%	3/1/19	925	947
Marriott International Inc.	3.250%	9/15/22	2,600	2,615
McDonald's Corp.	5.800%	10/15/17	6,825	8,386
McDonald's Corp.	5.350%	3/1/18	5,400	6,617
McDonald's Corp.	5.000%	2/1/19	725	869
McDonald's Corp.	1.875%	5/29/19	2,000	2,067
McDonald's Corp.	3.625%	5/20/21	3,500	3,983
McDonald's Corp.	2.625%	1/15/22	5,000	5,258
Nordstrom Inc.	6.250%	1/15/18	2,750	3,355
Nordstrom Inc.	4.750%	5/1/20	4,150	4,827
Nordstrom Inc.	4.000%	10/15/21	5,050	5,688
NVR Inc.	3.950%	9/15/22	2,725	2,796
O'Reilly Automotive Inc.	4.875%	1/14/21	1,825	2,024
O'Reilly Automotive Inc.	4.625%	9/15/21	625	681
O'Reilly Automotive Inc.	3.800%	9/1/22	2,500	2,591
4 QVC Inc.	5.125%	7/2/22	2,550	2,687

Starwood Hotels & Resorts Worldwide Inc.	6.750%	5/15/18	1,955	2,334
Target Corp.	6.000%	1/15/18	5,375	6,693
Target Corp.	3.875%	7/15/20	7,200	8,233
Target Corp.	2.900%	1/15/22	7,075	7,499
Time Warner Cos. Inc.	7.250%	10/15/17	468	593
Time Warner Inc.	4.875%	3/15/20	6,800	7,880
Time Warner Inc.	4.700%	1/15/21	3,000	3,444
Time Warner Inc.	4.750%	3/29/21	8,575	9,898
Time Warner Inc.	4.000%	1/15/22	5,100	5,644
Time Warner Inc.	3.400%	6/15/22	3,000	3,161
TJX Cos. Inc.	6.950%	4/15/19	4,325	5,543
Toyota Motor Credit Corp.	4.500%	6/17/20	2,700	3,110
Toyota Motor Credit Corp.	4.250%	1/11/21	1,475	1,684
Toyota Motor Credit Corp.	3.400%	9/15/21	5,005	5,413
Toyota Motor Credit Corp.	3.300%	1/12/22	6,700	7,214
VF Corp.	5.950%	11/1/17	1,125	1,348
VF Corp.	3.500%	9/1/21	3,575	3,834
Viacom Inc.	6.125%	10/5/17	50	60
Viacom Inc.	5.625%	9/15/19	7,175	8,626
Viacom Inc.	4.500%	3/1/21	500	568
Viacom Inc.	3.125%	6/15/22	4,875	5,028
Wal-Mart Stores Inc.	5.800%	2/15/18	7,225	9,000
Wal-Mart Stores Inc.	3.625%	7/8/20	4,800	5,397
Wal-Mart Stores Inc.	3.250%	10/25/20	10,900	12,061
Wal-Mart Stores Inc.	4.250%	4/15/21	6,250	7,352
Walgreen Co.	5.250%	1/15/19	5,950	6,985
Walgreen Co.	3.100%	9/15/22	3,550	3,595
Walt Disney Co.	5.875%	12/15/17	2,600	3,191
Walt Disney Co.	3.750%	6/1/21	600	676
Walt Disney Co.	2.750%	8/16/21	5,875	6,166
Walt Disney Co.	2.550%	2/15/22	6,000	6,165
Western Union Co.	3.650%	8/22/18	2,600	2,877
Wyndham Worldwide Corp.	5.750%	2/1/18	6,180	6,960
Wyndham Worldwide Corp.	4.250%	3/1/22	3,000	3,050
Yum! Brands Inc.	6.250%	3/15/18	7,225	8,788

Consumer Noncyclical (6.1%)
Abbott Laboratories	5.600%	11/30/17	8,500	10,410
Abbott Laboratories	5.125%	4/1/19	12,800	15,412
Abbott Laboratories	4.125%	5/27/20	5,225	6,035
Allergan Inc.	3.375%	9/15/20	3,000	3,250
Altria Group Inc.	9.700%	11/10/18	21,726	31,066
Altria Group Inc.	9.250%	8/6/19	2,361	3,344
Altria Group Inc.	4.750%	5/5/21	10,900	12,482
Altria Group Inc.	2.850%	8/9/22	15,425	15,315
AmerisourceBergen Corp.	3.500%	11/15/21	8,850	9,505
Amgen Inc.	5.700%	2/1/19	4,075	4,893
Amgen Inc.	3.450%	10/1/20	6,425	6,782
Amgen Inc.	4.100%	6/15/21	6,600	7,208
Amgen Inc.	3.875%	11/15/21	10,500	11,303
Amgen Inc.	3.625%	5/15/22	8,475	8,970
Anheuser-Busch Cos. LLC	5.500%	1/15/18	3,900	4,721
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	9,075	12,273
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	6,325	8,334
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	20,050	24,870
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,800	3,371
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,175	1,374

Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	16,700	16,956
Archer-Daniels-Midland Co.	5.450%	3/15/18	2,150	2,586
Archer-Daniels-Midland Co.	4.479%	3/1/21	6,125	7,078
AstraZeneca plc	1.950%	9/18/19	6,725	6,820
Avon Products Inc.	5.750%	3/1/18	1,856	2,004
Avon Products Inc.	6.500%	3/1/19	385	428
Baxter International Inc.	5.375%	6/1/18	3,500	4,249
Baxter International Inc.	4.250%	3/15/20	2,850	3,253
Baxter International Inc.	2.400%	8/15/22	1,525	1,537
Beam Inc.	3.250%	5/15/22	925	956
Becton Dickinson & Co.	5.000%	5/15/19	2,975	3,509
Becton Dickinson & Co.	3.250%	11/12/20	2,820	3,058
Becton Dickinson & Co.	3.125%	11/8/21	5,175	5,540
Bio-Rad Laboratories Inc.	4.875%	12/15/20	2,000	2,130
Biogen Idec Inc.	6.875%	3/1/18	4,950	6,094
Boston Scientific Corp.	6.000%	1/15/20	8,650	10,284
Bottling Group LLC	5.125%	1/15/19	9,495	11,298
Bristol-Myers Squibb Co.	5.450%	5/1/18	1,725	2,094
Bristol-Myers Squibb Co.	2.000%	8/1/22	2,650	2,575
Bunge Ltd. Finance Corp.	8.500%	6/15/19	7,375	9,316
Campbell Soup Co.	4.500%	2/15/19	400	462
Campbell Soup Co.	4.250%	4/15/21	1,550	1,770
Cardinal Health Inc.	4.625%	12/15/20	4,125	4,701
CareFusion Corp.	6.375%	8/1/19	4,750	5,702
Celgene Corp.	3.950%	10/15/20	1,925	2,073
Celgene Corp.	3.250%	8/15/22	5,725	5,776
Clorox Co.	5.950%	10/15/17	4,000	4,805
Clorox Co.	3.800%	11/15/21	100	108
Clorox Co.	3.050%	9/15/22	1,600	1,627
Coca-Cola Co.	5.350%	11/15/17	16,300	19,705
Coca-Cola Co.	4.875%	3/15/19	2,400	2,871
Coca-Cola Co.	3.150%	11/15/20	7,500	8,212
Coca-Cola Co.	3.300%	9/1/21	8,125	9,030
Coca-Cola Enterprises Inc.	3.500%	9/15/20	4,600	4,939
Coca-Cola Enterprises Inc.	4.500%	9/1/21	2,000	2,264
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,000	2,262
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	300	442
Colgate-Palmolive Co.	2.450%	11/15/21	1,500	1,561
Colgate-Palmolive Co.	2.300%	5/3/22	2,700	2,734
ConAgra Foods Inc.	7.000%	4/15/19	650	818
ConAgra Foods Inc.	3.250%	9/15/22	2,675	2,695
Covidien International Finance SA	6.000%	10/15/17	8,687	10,677
Covidien International Finance SA	3.200%	6/15/22	3,475	3,704
CR Bard Inc.	4.400%	1/15/21	2,125	2,457
Delhaize Group SA	4.125%	4/10/19	1,500	1,474
DENTSPLY International Inc.	4.125%	8/15/21	2,000	2,114
Diageo Capital plc	5.750%	10/23/17	4,800	5,853
Diageo Capital plc	4.828%	7/15/20	1,215	1,434
Diageo Investment Corp.	2.875%	5/11/22	9,400	9,794
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	4,250	5,394
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	825	851
Dr Pepper Snapple Group Inc.	3.200%	11/15/21	4,000	4,166
Energizer Holdings Inc.	4.700%	5/19/21	2,300	2,442
Energizer Holdings Inc.	4.700%	5/24/22	3,650	3,882
Estee Lauder Cos. Inc.	2.350%	8/15/22	375	376
Express Scripts Holding Co.	7.250%	6/15/19	2,050	2,650
4 Express Scripts Holding Co.	4.750%	11/15/21	4,625	5,345

4 Express Scripts Holding Co.	3.900%	2/15/22	5,675	6,175
Flowers Foods Inc.	4.375%	4/1/22	1,000	1,032
General Mills Inc.	5.650%	2/15/19	8,175	9,954
General Mills Inc.	3.150%	12/15/21	5,125	5,319
Gilead Sciences Inc.	4.500%	4/1/21	4,550	5,159
Gilead Sciences Inc.	4.400%	12/1/21	5,825	6,592
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	16,025	19,725
GlaxoSmithKline Capital plc	2.850%	5/8/22	10,150	10,536
Hillshire Brands Co.	4.100%	9/15/20	173	180
HJ Heinz Co.	3.125%	9/12/21	2,750	2,859
HJ Heinz Co.	2.850%	3/1/22	100	102
Hormel Foods Corp.	4.125%	4/15/21	875	988
Ingredion Inc.	4.625%	11/1/20	2,000	2,240
JM Smucker Co.	3.500%	10/15/21	3,950	4,224
Johnson & Johnson	5.150%	7/15/18	8,625	10,574
Johnson & Johnson	2.950%	9/1/20	2,000	2,171
Johnson & Johnson	3.550%	5/15/21	2,175	2,473
Kaiser Foundation Hospitals	3.500%	4/1/22	1,825	1,941
Kellogg Co.	3.250%	5/21/18	1,325	1,455
Kellogg Co.	4.150%	11/15/19	4,650	5,269
Kellogg Co.	4.000%	12/15/20	4,275	4,797
Kellogg Co.	3.125%	5/17/22	6,275	6,563
Kimberly-Clark Corp.	6.250%	7/15/18	675	856
Kimberly-Clark Corp.	7.500%	11/1/18	125	168
Kimberly-Clark Corp.	3.625%	8/1/20	1,000	1,112
Kimberly-Clark Corp.	3.875%	3/1/21	2,095	2,374
Kimberly-Clark Corp.	2.400%	3/1/22	5,000	5,087
Koninklijke Philips Electronics NV	5.750%	3/11/18	8,800	10,692
Koninklijke Philips Electronics NV	3.750%	3/15/22	2,450	2,656
4 Kraft Foods Group Inc.	6.125%	8/23/18	4,200	5,159
4 Kraft Foods Group Inc.	5.375%	2/10/20	3,023	3,607
4 Kraft Foods Group Inc.	3.500%	6/6/22	14,775	15,654
Mondelez International Inc.	6.125%	2/1/18	5,150	6,290
Mondelez International Inc.	6.125%	8/23/18	2,539	3,149
Mondelez International Inc.	5.375%	2/10/20	19,827	23,924
Kroger Co.	6.150%	1/15/20	6,269	7,665
Kroger Co.	3.400%	4/15/22	3,000	3,123
Laboratory Corp. of America Holdings	4.625%	11/15/20	3,000	3,330
Laboratory Corp. of America Holdings	3.750%	8/23/22	1,475	1,545
Life Technologies Corp.	6.000%	3/1/20	7,000	8,343
Life Technologies Corp.	5.000%	1/15/21	4,025	4,560
Lorillard Tobacco Co.	8.125%	6/23/19	4,425	5,692
Lorillard Tobacco Co.	6.875%	5/1/20	3,975	4,866
McCormick & Co. Inc.	3.900%	7/15/21	1,850	2,051
McKesson Corp.	7.500%	2/15/19	1,825	2,373
McKesson Corp.	4.750%	3/1/21	7,625	8,823
Mead Johnson Nutrition Co.	4.900%	11/1/19	5,725	6,534
Medco Health Solutions Inc.	7.125%	3/15/18	9,800	12,309
Medtronic Inc.	5.600%	3/15/19	1,525	1,856
Medtronic Inc.	4.450%	3/15/20	8,775	10,201
Medtronic Inc.	3.125%	3/15/22	4,900	5,219
Merck & Co. Inc.	1.100%	1/31/18	6,900	6,905
Merck & Co. Inc.	5.000%	6/30/19	5,825	7,047
Merck & Co. Inc.	3.875%	1/15/21	8,125	9,247
Merck & Co. Inc.	2.400%	9/15/22	1,950	1,968
Molson Coors Brewing Co.	3.500%	5/1/22	2,800	2,956
Newell Rubbermaid Inc.	4.000%	6/15/22	4,425	4,641

Novant Health Inc.	5.850%	11/1/19	1,300	1,519
Novartis Capital Corp.	4.400%	4/24/20	6,300	7,417
Novartis Capital Corp.	2.400%	9/21/22	9,075	9,136
Novartis Securities Investment Ltd.	5.125%	2/10/19	14,148	17,041
PepsiCo Inc.	5.000%	6/1/18	9,500	11,300
PepsiCo Inc.	7.900%	11/1/18	6,775	9,193
PepsiCo Inc.	4.500%	1/15/20	1,900	2,209
PepsiCo Inc.	3.125%	11/1/20	4,200	4,507
PepsiCo Inc.	3.000%	8/25/21	3,500	3,712
PepsiCo Inc.	2.750%	3/5/22	8,475	8,794
PerkinElmer Inc.	5.000%	11/15/21	1,850	2,057
Pfizer Inc.	6.200%	3/15/19	27,100	34,551
Philip Morris International Inc.	5.650%	5/16/18	16,375	20,078
Philip Morris International Inc.	4.500%	3/26/20	2,000	2,345
Philip Morris International Inc.	4.125%	5/17/21	2,000	2,262
Philip Morris International Inc.	2.900%	11/15/21	4,800	4,982
Philip Morris International Inc.	2.500%	8/22/22	3,375	3,389
Procter & Gamble Co.	4.700%	2/15/19	9,551	11,347
Procter & Gamble Co.	2.300%	2/6/22	7,400	7,548
Quest Diagnostics Inc.	4.750%	1/30/20	1,100	1,243
Quest Diagnostics Inc.	4.700%	4/1/21	1,000	1,132
Reynolds American Inc.	7.750%	6/1/18	1,000	1,258
Safeway Inc.	5.000%	8/15/19	4,250	4,429
Safeway Inc.	3.950%	8/15/20	3,000	2,922
Sanofi	4.000%	3/29/21	16,600	18,966
St. Jude Medical Inc.	4.875%	7/15/19	2,757	3,168
Stryker Corp.	4.375%	1/15/20	1,950	2,236
Sysco Corp.	5.250%	2/12/18	2,500	3,007
Sysco Corp.	2.600%	6/12/22	1,950	2,012
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	4,650	5,042
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	2,650	2,864
Thermo Fisher Scientific Inc.	4.700%	5/1/20	650	745
Thermo Fisher Scientific Inc.	4.500%	3/1/21	2,850	3,247
Thermo Fisher Scientific Inc.	3.600%	8/15/21	11,375	12,193
Tyson Foods Inc.	4.500%	6/15/22	6,150	6,442
Unilever Capital Corp.	4.800%	2/15/19	2,475	2,922
Unilever Capital Corp.	4.250%	2/10/21	6,880	8,023
UST LLC	5.750%	3/1/18	975	1,167
Watson Pharmaceuticals Inc.	1.875%	10/1/17	3,750	3,791
Watson Pharmaceuticals Inc.	6.125%	8/15/19	2,000	2,443
Whirlpool Corp.	4.850%	6/15/21	3,500	3,734
Zimmer Holdings Inc.	4.625%	11/30/19	3,175	3,641
Zimmer Holdings Inc.	3.375%	11/30/21	350	367

Energy (3.0%)
Anadarko Petroleum Corp.	6.950%	6/15/19	2,700	3,385
Apache Corp.	6.900%	9/15/18	3,800	4,900
Apache Corp.	3.625%	2/1/21	7,050	7,786
Baker Hughes Inc.	7.500%	11/15/18	3,000	4,047
Baker Hughes Inc.	3.200%	8/15/21	4,800	5,211
BJ Services Co.	6.000%	6/1/18	1,225	1,517
BP Capital Markets plc	4.750%	3/10/19	4,675	5,441
BP Capital Markets plc	4.500%	10/1/20	5,780	6,688
BP Capital Markets plc	4.742%	3/11/21	11,900	13,935
BP Capital Markets plc	3.561%	11/1/21	6,200	6,703
BP Capital Markets plc	3.245%	5/6/22	9,400	9,917
Cameron International Corp.	6.375%	7/15/18	3,600	4,361

Cameron International Corp.	4.500%	6/1/21	650	709
Cameron International Corp.	3.600%	4/30/22	850	876
Canadian Natural Resources Ltd.	3.450%	11/15/21	8,650	9,255
Cenovus Energy Inc.	5.700%	10/15/19	7,475	9,147
Cenovus Energy Inc.	3.000%	8/15/22	2,600	2,660
Chevron Corp.	4.950%	3/3/19	8,300	10,049
ConocoPhillips	5.750%	2/1/19	13,475	16,778
ConocoPhillips	6.000%	1/15/20	7,275	9,327
Devon Energy Corp.	6.300%	1/15/19	2,975	3,706
Devon Energy Corp.	4.000%	7/15/21	3,800	4,205
Devon Energy Corp.	3.250%	5/15/22	4,200	4,379
Diamond Offshore Drilling Inc.	5.875%	5/1/19	1,050	1,300
Encana Corp.	5.900%	12/1/17	4,225	5,028
Encana Corp.	6.500%	5/15/19	1,300	1,577
Encana Corp.	3.900%	11/15/21	3,500	3,689
Ensco plc	4.700%	3/15/21	6,650	7,486
EOG Resources Inc.	6.875%	10/1/18	4,525	5,734
EOG Resources Inc.	4.400%	6/1/20	1,200	1,389
EOG Resources Inc.	4.100%	2/1/21	9,225	10,474
EQT Corp.	6.500%	4/1/18	3,800	4,374
EQT Corp.	8.125%	6/1/19	1,725	2,089
EQT Corp.	4.875%	11/15/21	3,475	3,655
FMC Technologies Inc.	3.450%	10/1/22	2,975	3,017
Halliburton Co.	5.900%	9/15/18	2,100	2,637
Halliburton Co.	6.150%	9/15/19	4,300	5,379
Halliburton Co.	3.250%	11/15/21	2,200	2,387
Hess Corp.	8.125%	2/15/19	4,135	5,444
Husky Energy Inc.	6.150%	6/15/19	510	613
Husky Energy Inc.	7.250%	12/15/19	3,895	5,020
Husky Energy Inc.	3.950%	4/15/22	5,050	5,392
Marathon Oil Corp.	6.000%	10/1/17	8,875	10,763
Marathon Oil Corp.	5.900%	3/15/18	137	166
Marathon Petroleum Corp.	5.125%	3/1/21	3,450	3,977
Murphy Oil Corp.	4.000%	6/1/22	2,125	2,259
Nabors Industries Inc.	6.150%	2/15/18	8,575	10,069
Nabors Industries Inc.	9.250%	1/15/19	6,975	9,135
Nabors Industries Inc.	5.000%	9/15/20	1,450	1,595
Nabors Industries Inc.	4.625%	9/15/21	3,800	4,086
Nexen Inc.	6.200%	7/30/19	3,500	4,236
Noble Energy Inc.	8.250%	3/1/19	5,001	6,490
Noble Energy Inc.	4.150%	12/15/21	4,025	4,353
Noble Holding International Ltd.	4.900%	8/1/20	3,215	3,592
Noble Holding International Ltd.	4.625%	3/1/21	1,800	2,000
Noble Holding International Ltd.	3.950%	3/15/22	2,825	2,961
Occidental Petroleum Corp.	1.500%	2/15/18	4,900	4,977
Occidental Petroleum Corp.	4.100%	2/1/21	4,350	4,999
Occidental Petroleum Corp.	3.125%	2/15/22	8,625	9,234
Petro-Canada	6.050%	5/15/18	7,675	9,366
Petrohawk Energy Corp.	7.250%	8/15/18	3,500	3,968
Petrohawk Energy Corp.	6.250%	6/1/19	6,440	7,229
4 Phillips 66	4.300%	4/1/22	10,650	11,663
Pioneer Natural Resources Co.	7.500%	1/15/20	6,000	7,470
Pioneer Natural Resources Co.	3.950%	7/15/22	2,575	2,735
Pride International Inc.	6.875%	8/15/20	9,660	12,224
Rowan Cos. Inc.	7.875%	8/1/19	2,150	2,646
Rowan Cos. Inc.	4.875%	6/1/22	4,975	5,340
Shell International Finance BV	4.300%	9/22/19	12,775	14,964

Shell International Finance BV	4.375%	3/25/20	3,900	4,575
Shell International Finance BV	2.375%	8/21/22	6,325	6,381
Southwestern Energy Co.	7.500%	2/1/18	3,000	3,604
4 Southwestern Energy Co.	4.100%	3/15/22	4,575	4,857
Suncor Energy Inc.	6.100%	6/1/18	7,409	9,141
Talisman Energy Inc.	7.750%	6/1/19	3,875	4,921
Talisman Energy Inc.	3.750%	2/1/21	4,000	4,170
Total Capital International SA	2.875%	2/17/22	4,900	5,122
Total Capital SA	4.450%	6/24/20	7,875	9,174
Total Capital SA	4.125%	1/28/21	6,130	6,991
Total Capital SA	4.250%	12/15/21	230	264
Transocean Inc.	6.000%	3/15/18	6,750	7,888
Transocean Inc.	6.500%	11/15/20	4,525	5,405
Transocean Inc.	6.375%	12/15/21	9,238	11,059
Valero Energy Corp.	9.375%	3/15/19	4,000	5,428
Valero Energy Corp.	6.125%	2/1/20	5,180	6,263
Weatherford International Ltd.	6.000%	3/15/18	5,880	6,749
Weatherford International Ltd.	9.625%	3/1/19	7,565	9,858
Weatherford International Ltd.	4.500%	4/15/22	2,575	2,690
XTO Energy Inc.	5.500%	6/15/18	1,875	2,329

Other Industrial (0.1%)
Cintas Corp. No 2	6.125%	12/1/17	1,300	1,581
Cintas Corp. No 2	3.250%	6/1/22	1,450	1,494
Fluor Corp.	3.375%	9/15/21	2,300	2,452
Pentair Inc.	5.000%	5/15/21	3,000	3,369
4 Pentair Finance SA	3.150%	9/15/22	1,100	1,102
4 URS Corp.	5.000%	4/1/22	5,000	5,101
Valmont Industries Inc.	6.625%	4/20/20	1,390	1,650

Technology (1.8%)
Adobe Systems Inc.	4.750%	2/1/20	4,175	4,713
Agilent Technologies Inc.	6.500%	11/1/17	4,725	5,771
Agilent Technologies Inc.	5.000%	7/15/20	3,000	3,442
Agilent Technologies Inc.	3.200%	10/1/22	1,100	1,111
Amphenol Corp.	4.000%	2/1/22	1,925	2,027
Applied Materials Inc.	4.300%	6/15/21	6,825	7,732
Arrow Electronics Inc.	5.125%	3/1/21	2,000	2,169
BMC Software Inc.	7.250%	6/1/18	1,550	1,868
BMC Software Inc.	4.250%	2/15/22	2,000	2,071
Broadcom Corp.	2.700%	11/1/18	6,025	6,449
CA Inc.	5.375%	12/1/19	2,525	2,894
Cisco Systems Inc.	4.950%	2/15/19	8,892	10,662
Cisco Systems Inc.	4.450%	1/15/20	14,875	17,450
Computer Sciences Corp.	6.500%	3/15/18	5,575	6,487
Corning Inc.	6.625%	5/15/19	950	1,193
Corning Inc.	4.250%	8/15/20	1,447	1,625
Dell Inc.	5.650%	4/15/18	2,500	2,912
Dell Inc.	5.875%	6/15/19	3,675	4,353
Dell Inc.	4.625%	4/1/21	2,000	2,230
Fiserv Inc.	6.800%	11/20/17	3,150	3,789
Fiserv Inc.	4.625%	10/1/20	5,147	5,671
Google Inc.	3.625%	5/19/21	5,600	6,321
Harris Corp.	5.950%	12/1/17	775	918
Harris Corp.	6.375%	6/15/19	775	939
Harris Corp.	4.400%	12/15/20	4,300	4,668
Hewlett-Packard Co.	5.500%	3/1/18	2,125	2,419

Hewlett-Packard Co.	3.750%	12/1/20	9,400	9,509
Hewlett-Packard Co.	4.300%	6/1/21	6,325	6,447
Hewlett-Packard Co.	4.375%	9/15/21	8,750	8,966
Hewlett-Packard Co.	4.650%	12/9/21	4,850	5,055
Hewlett-Packard Co.	4.050%	9/15/22	2,000	2,027
Intel Corp.	3.300%	10/1/21	12,266	13,368
International Business Machines Corp.	7.625%	10/15/18	900	1,220
International Business Machines Corp.	1.875%	5/15/19	2,625	2,728
International Business Machines Corp.	2.900%	11/1/21	10,000	10,689
International Business Machines Corp.	1.875%	8/1/22	5,600	5,453
Juniper Networks Inc.	4.600%	3/15/21	725	777
KLA-Tencor Corp.	6.900%	5/1/18	4,000	4,829
Lexmark International Inc.	6.650%	6/1/18	2,975	3,244
Microsoft Corp.	4.200%	6/1/19	9,175	10,737
Microsoft Corp.	3.000%	10/1/20	2,000	2,196
Motorola Solutions Inc.	6.000%	11/15/17	1,220	1,453
Motorola Solutions Inc.	3.750%	5/15/22	11,050	11,500
Oracle Corp.	5.750%	4/15/18	3,180	3,946
Oracle Corp.	5.000%	7/8/19	14,100	17,138
Oracle Corp.	3.875%	7/15/20	10,940	12,527
Pitney Bowes Inc.	4.750%	5/15/18	1,000	1,055
Pitney Bowes Inc.	6.250%	3/15/19	3,700	4,065
SAIC Inc.	4.450%	12/1/20	1,200	1,317
Symantec Corp.	4.200%	9/15/20	3,705	3,875
Symantec Corp.	3.950%	6/15/22	2,650	2,692
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	4,450	4,589
Texas Instruments Inc.	1.650%	8/3/19	2,700	2,706
Tyco Electronics Group SA	6.550%	10/1/17	4,250	5,141
Tyco Electronics Group SA	3.500%	2/3/22	3,075	3,140
Verisk Analytics Inc.	4.125%	9/12/22	4,575	4,639
Xerox Corp.	6.350%	5/15/18	10,275	12,079
Xerox Corp.	5.625%	12/15/19	2,875	3,278
Xerox Corp.	4.500%	5/15/21	2,500	2,655

Transportation (1.0%)
5 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	1/31/21	616	647
5 American Airlines 2011-2 Class A Pass
Through Trust	8.625%	4/15/23	3,494	3,743
5 American Airlines 2009-1A Pass Through
Trust	10.375%	1/2/21	2,745	2,972
Burlington Northern Santa Fe LLC	5.750%	3/15/18	5,700	6,961
Burlington Northern Santa Fe LLC	4.700%	10/1/19	2,021	2,335
Burlington Northern Santa Fe LLC	3.450%	9/15/21	5,525	5,896
Burlington Northern Santa Fe LLC	3.050%	3/15/22	4,225	4,364
Burlington Northern Santa Fe LLC	3.050%	9/1/22	2,200	2,277
Canadian National Railway Co.	5.850%	11/15/17	500	609
Canadian National Railway Co.	5.550%	5/15/18	900	1,087
Canadian National Railway Co.	5.550%	3/1/19	2,000	2,452
Canadian National Railway Co.	2.850%	12/15/21	5,075	5,342
Canadian Pacific Railway Co.	7.250%	5/15/19	5,630	7,059
Con-way Inc.	7.250%	1/15/18	3,400	3,984
5 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	3/15/19	1,157	1,236
5 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	456	504

5 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	11/10/19	4,058	4,656
5 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	1/12/21	2,386	2,559
CSX Corp.	6.250%	3/15/18	7,025	8,598
CSX Corp.	7.375%	2/1/19	2,225	2,844
CSX Corp.	4.250%	6/1/21	2,025	2,270
5 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	1,845	2,044
5 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	4,702	5,372
5 Delta Air Lines 2010-1 Class A Pass Through
Trust	6.200%	1/2/20	2,471	2,718
5 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	3,138	3,381
5 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	5/7/20	2,000	2,073
FedEx Corp.	8.000%	1/15/19	3,315	4,443
FedEx Corp.	2.625%	8/1/22	2,075	2,070
Norfolk Southern Corp.	5.750%	4/1/18	2,375	2,856
Norfolk Southern Corp.	5.900%	6/15/19	6,900	8,427
Norfolk Southern Corp.	3.250%	12/1/21	2,900	3,062
Norfolk Southern Corp.	3.000%	4/1/22	2,200	2,279
Norfolk Southern Railway Co.	9.750%	6/15/20	411	594
Ryder System Inc.	2.500%	3/1/18	5,500	5,576
5 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	686	782
Union Pacific Corp.	5.750%	11/15/17	600	716
Union Pacific Corp.	5.700%	8/15/18	3,825	4,653
Union Pacific Corp.	4.000%	2/1/21	1,400	1,581
Union Pacific Corp.	4.163%	7/15/22	6,171	7,037
United Parcel Service Inc.	5.500%	1/15/18	6,080	7,392
United Parcel Service Inc.	5.125%	4/1/19	2,811	3,400
United Parcel Service Inc.	3.125%	1/15/21	11,700	12,604
United Parcel Service of America Inc.	8.375%	4/1/20	500	697
				3,898,310
Utilities (4.3%)
Electric (2.6%)
Alabama Power Co.	5.500%	10/15/17	1,925	2,328
Alabama Power Co.	3.375%	10/1/20	745	820
Ameren Illinois Co.	6.125%	11/15/17	3,100	3,769
Ameren Illinois Co.	2.700%	9/1/22	995	1,010
Appalachian Power Co.	7.950%	1/15/20	675	911
Appalachian Power Co.	4.600%	3/30/21	2,550	2,957
Arizona Public Service Co.	8.750%	3/1/19	2,000	2,641
Baltimore Gas & Electric Co.	3.500%	11/15/21	3,575	3,831
Carolina Power & Light Co.	5.300%	1/15/19	9,725	11,749
Carolina Power & Light Co.	3.000%	9/15/21	4,400	4,647
Carolina Power & Light Co.	2.800%	5/15/22	2,500	2,598
CenterPoint Energy Inc.	6.500%	5/1/18	4,500	5,425
Cleveland Electric Illuminating Co.	7.880%	11/1/17	350	441
Commonwealth Edison Co.	5.800%	3/15/18	2,550	3,136
Commonwealth Edison Co.	4.000%	8/1/20	2,000	2,272
Commonwealth Edison Co.	3.400%	9/1/21	3,500	3,840
Connecticut Light & Power Co.	5.650%	5/1/18	3,100	3,785
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	5,300	6,573
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	2,415	3,186

Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,200	1,558
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	2,000	2,358
Constellation Energy Group Inc.	5.150%	12/1/20	2,150	2,507
Consumers Energy Co.	6.125%	3/15/19	300	371
Consumers Energy Co.	6.700%	9/15/19	9,116	11,929
Consumers Energy Co.	5.650%	4/15/20	1,075	1,337
Detroit Edison Co.	3.450%	10/1/20	4,030	4,496
Detroit Edison Co.	3.900%	6/1/21	750	845
Detroit Edison Co.	2.650%	6/15/22	1,150	1,183
Dominion Resources Inc.	6.000%	11/30/17	4,750	5,750
Dominion Resources Inc.	8.875%	1/15/19	5,375	7,343
Dominion Resources Inc.	5.200%	8/15/19	900	1,070
Dominion Resources Inc.	4.450%	3/15/21	13,500	15,468
Duke Energy Carolinas LLC	5.100%	4/15/18	6,750	8,053
Duke Energy Carolinas LLC	4.300%	6/15/20	3,075	3,562
Duke Energy Carolinas LLC	3.900%	6/15/21	2,000	2,247
Duke Energy Corp.	5.050%	9/15/19	10,600	12,415
Duke Energy Corp.	3.050%	8/15/22	2,350	2,381
Duke Energy Indiana Inc.	3.750%	7/15/20	1,750	1,947
Entergy Corp.	5.125%	9/15/20	2,125	2,307
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	4,450	5,199
Entergy Louisiana LLC	6.500%	9/1/18	2,625	3,246
Entergy Texas Inc.	7.125%	2/1/19	610	752
Exelon Generation Co. LLC	6.200%	10/1/17	6,000	7,162
Exelon Generation Co. LLC	4.000%	10/1/20	5,750	6,092
4 Exelon Generation Co. LLC	4.250%	6/15/22	2,000	2,062
FirstEnergy Solutions Corp.	6.050%	8/15/21	9,150	10,267
Florida Power & Light Co.	5.550%	11/1/17	2,650	3,245
Florida Power Corp.	5.650%	6/15/18	2,100	2,556
Florida Power Corp.	3.100%	8/15/21	2,000	2,124
Georgia Power Co.	2.850%	5/15/22	6,350	6,581
Great Plains Energy Inc.	4.850%	6/1/21	6,095	6,834
Indiana Michigan Power Co.	7.000%	3/15/19	5,747	7,176
Kentucky Utilities Co.	3.250%	11/1/20	2,300	2,493
LG&E & KU Energy LLC	3.750%	11/15/20	2,025	2,123
Metropolitan Edison Co.	7.700%	1/15/19	2,000	2,533
MidAmerican Energy Co.	5.300%	3/15/18	400	479
MidAmerican Energy Holdings Co.	5.750%	4/1/18	8,075	9,772
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	9,625	11,561
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	2,675	3,956
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	2,075	2,199
Nevada Power Co.	6.500%	5/15/18	4,217	5,345
Nevada Power Co.	6.500%	8/1/18	5,675	7,247
Nevada Power Co.	7.125%	3/15/19	300	392
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	3,700	4,370
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	3,000	3,374
Northern States Power Co.	5.250%	3/1/18	5,350	6,493
Northern States Power Co.	2.150%	8/15/22	825	823
NSTAR Electric Co.	5.625%	11/15/17	975	1,169
NSTAR LLC	4.500%	11/15/19	3,500	3,987
Ohio Power Co.	5.375%	10/1/21	75	92
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	2,500	3,079
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	2,950	3,130
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	1,550	1,941

Pacific Gas & Electric Co.	5.625%	11/30/17	5,900	7,184
Pacific Gas & Electric Co.	8.250%	10/15/18	1,325	1,823
Pacific Gas & Electric Co.	3.500%	10/1/20	12,085	13,330
Pacific Gas & Electric Co.	4.250%	5/15/21	200	231
PacifiCorp	5.650%	7/15/18	2,575	3,195
PacifiCorp	5.500%	1/15/19	2,740	3,350
PacifiCorp	3.850%	6/15/21	200	225
PacifiCorp	2.950%	2/1/22	3,900	4,131
Peco Energy Co.	5.350%	3/1/18	2,475	2,978
Peco Energy Co.	2.375%	9/15/22	2,450	2,481
Pennsylvania Electric Co.	5.200%	4/1/20	200	230
PPL Electric Utilities Corp.	3.000%	9/15/21	5,700	6,048
PPL Energy Supply LLC	6.500%	5/1/18	750	883
PPL Energy Supply LLC	4.600%	12/15/21	7,400	7,943
Progress Energy Inc.	4.400%	1/15/21	2,000	2,247
Progress Energy Inc.	3.150%	4/1/22	3,500	3,559
PSEG Power LLC	5.125%	4/15/20	5,262	6,040
Public Service Co. of Colorado	5.125%	6/1/19	2,300	2,781
Public Service Co. of Colorado	3.200%	11/15/20	1,800	1,970
Public Service Co. of Colorado	2.250%	9/15/22	2,500	2,506
Public Service Co. of Oklahoma	5.150%	12/1/19	650	756
Public Service Co. of Oklahoma	4.400%	2/1/21	4,500	5,044
Public Service Electric & Gas Co.	3.500%	8/15/20	2,000	2,226
San Diego Gas & Electric Co.	3.000%	8/15/21	3,000	3,209
SCANA Corp.	4.750%	5/15/21	3,050	3,312
SCANA Corp.	4.125%	2/1/22	4,450	4,600
South Carolina Electric & Gas Co.	6.500%	11/1/18	2,400	3,022
Southern California Edison Co.	5.500%	8/15/18	4,500	5,563
Southern California Edison Co.	3.875%	6/1/21	3,325	3,778
Southwestern Electric Power Co.	6.450%	1/15/19	3,472	4,268
Southwestern Electric Power Co.	3.550%	2/15/22	2,000	2,102
Southwestern Public Service Co.	8.750%	12/1/18	155	214
Tampa Electric Co.	6.100%	5/15/18	2,150	2,687
Tampa Electric Co.	5.400%	5/15/21	3,500	4,333
Tampa Electric Co.	2.600%	9/15/22	350	353
TECO Finance Inc.	5.150%	3/15/20	1,350	1,592
TransAlta Corp.	6.650%	5/15/18	2,975	3,420
Tucson Electric Power Co.	5.150%	11/15/21	2,050	2,289
UIL Holdings Corp.	4.625%	10/1/20	1,850	1,950
Union Electric Co.	6.700%	2/1/19	3,000	3,833
Westar Energy Inc.	8.625%	12/1/18	1,550	2,110
Wisconsin Electric Power Co.	4.250%	12/15/19	1,525	1,772
Wisconsin Power & Light Co.	5.000%	7/15/19	2,275	2,689
Xcel Energy Inc.	4.700%	5/15/20	3,450	4,019

Natural Gas (1.6%)
AGL Capital Corp.	5.250%	8/15/19	2,300	2,709
Atmos Energy Corp.	8.500%	3/15/19	2,510	3,361
Buckeye Partners LP	6.050%	1/15/18	4,550	5,094
Buckeye Partners LP	4.875%	2/1/21	2,000	2,051
CenterPoint Energy Resources Corp.	6.000%	5/15/18	5,361	6,525
CenterPoint Energy Resources Corp.	4.500%	1/15/21	207	235
DCP Midstream Operating LP	4.950%	4/1/22	1,700	1,793
El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	5,000	5,520
Enbridge Energy Partners LP	6.500%	4/15/18	4,575	5,543
Enbridge Energy Partners LP	9.875%	3/1/19	1,700	2,313
Enbridge Energy Partners LP	5.200%	3/15/20	1,875	2,151

Enbridge Energy Partners LP	4.200%	9/15/21	3,675	3,979
Energy Transfer Partners LP	9.000%	4/15/19	18,053	23,337
Energy Transfer Partners LP	5.200%	2/1/22	1,665	1,854
Enterprise Products Operating LLC	6.650%	4/15/18	550	677
Enterprise Products Operating LLC	6.500%	1/31/19	3,050	3,793
Enterprise Products Operating LLC	5.250%	1/31/20	5,000	5,895
Enterprise Products Operating LLC	5.200%	9/1/20	6,500	7,674
Enterprise Products Operating LLC	4.050%	2/15/22	3,575	3,915
4 Gulf South Pipeline Co. LP	4.000%	6/15/22	3,175	3,197
Kinder Morgan Energy Partners LP	5.950%	2/15/18	3,550	4,279
Kinder Morgan Energy Partners LP	6.850%	2/15/20	17,175	21,640
Kinder Morgan Energy Partners LP	3.950%	9/1/22	3,800	4,083
Magellan Midstream Partners LP	6.550%	7/15/19	7,675	9,445
National Fuel Gas Co.	4.900%	12/1/21	3,175	3,445
Nisource Finance Corp.	6.400%	3/15/18	12,890	15,726
Nisource Finance Corp.	6.800%	1/15/19	938	1,136
Nisource Finance Corp.	4.450%	12/1/21	250	278
Nisource Finance Corp.	6.125%	3/1/22	1,500	1,837
ONEOK Inc.	4.250%	2/1/22	5,475	5,934
ONEOK Partners LP	2.000%	10/1/17	100	102
ONEOK Partners LP	8.625%	3/1/19	5,000	6,566
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	2,000	2,366
Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	2,525	3,097
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	2,050	2,534
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	390	523
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	2,725	3,304
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	6,075	7,119
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	3,700	3,925
Sempra Energy	6.150%	6/15/18	4,300	5,347
Sempra Energy	9.800%	2/15/19	4,370	6,166
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	3,575	3,861
Spectra Energy Capital LLC	6.200%	4/15/18	9,188	11,116
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	1,925	2,085
TransCanada PipeLines Ltd.	6.500%	8/15/18	9,100	11,410
TransCanada PipeLines Ltd.	3.800%	10/1/20	9,935	11,216
TransCanada PipeLines Ltd.	2.500%	8/1/22	5,575	5,617
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	2,500	3,021
Western Gas Partners LP	5.375%	6/1/21	5,600	6,341
Williams Cos. Inc.	7.875%	9/1/21	279	367
Williams Partners LP	5.250%	3/15/20	9,335	10,840
Williams Partners LP	4.000%	11/15/21	8,250	8,908
Williams Partners LP	3.350%	8/15/22	3,200	3,258

Other Utility (0.1%)
American Water Capital Corp.	6.085%	10/15/17	4,316	5,134
United Utilities plc	5.375%	2/1/19	1,000	1,104
Veolia Environnement SA	6.000%	6/1/18	3,550	4,140

				726,062
Total Corporate Bonds (Cost $6,135,915)				6,812,820

Sovereign Bonds (U.S. Dollar-Denominated) (5.6%)
Asian Development Bank	5.593%	7/16/18	2,380	2,924
Asian Development Bank	1.875%	10/23/18	3,600	3,794
Asian Development Bank	1.750%	3/21/19	10,550	10,955
Corp. Andina de Fomento	8.125%	6/4/19	5,600	7,241
Corp. Andina de Fomento	4.375%	6/15/22	6,920	7,504
Ecopetrol SA	7.625%	7/23/19	6,800	8,731
European Investment Bank	1.125%	9/15/17	10,625	10,711
European Investment Bank	2.875%	9/15/20	10,650	11,434
European Investment Bank	4.000%	2/16/21	19,650	22,691
Export-Import Bank of Korea	5.125%	6/29/20	4,400	5,129
Export-Import Bank of Korea	4.000%	1/29/21	5,000	5,468
Export-Import Bank of Korea	4.375%	9/15/21	8,000	8,949
Export-Import Bank of Korea	5.000%	4/11/22	4,400	5,191
5 Federative Republic of Brazil	8.000%	1/15/18	9,472	11,253
Federative Republic of Brazil	5.875%	1/15/19	14,375	17,897
Federative Republic of Brazil	4.875%	1/22/21	25,175	30,081
Hydro-Quebec	2.000%	6/30/16	3,925	4,065
Hydro-Quebec	8.400%	1/15/22	4,825	7,004
Inter-American Development Bank	1.750%	8/24/18	15,875	16,664
Inter-American Development Bank	1.125%	9/12/19	9,200	9,163
Inter-American Development Bank	3.875%	9/17/19	9,500	11,191
Inter-American Development Bank	3.875%	2/14/20	5,475	6,431
International Finance Corp.	2.125%	11/17/17	16,125	17,238
6 Japan Bank for International Cooperation	2.125%	2/7/19	6,300	6,561
6 Japan Finance Organization for Municipalities	4.000%	1/13/21	4,500	5,227
7 KFW	4.375%	3/15/18	24,000	27,904
7 KFW	4.500%	7/16/18	12,875	15,241
7 KFW	4.875%	6/17/19	13,450	16,449
7 KFW	4.000%	1/27/20	13,375	15,601
7 KFW	2.750%	9/8/20	26,175	28,140
7 KFW	2.375%	8/25/21	15,000	15,539
7 KFW	2.625%	1/25/22	14,460	15,308
Korea Finance Corp.	4.625%	11/16/21	4,350	4,935
7 Landwirtschaftliche Rentenbank	1.875%	9/17/18	10,800	11,260
North American Development Bank	4.375%	2/11/20	1,200	1,362
Pemex Project Funding Master Trust	5.750%	3/1/18	17,325	20,260
Petrobras International Finance Co. - Pifco	5.875%	3/1/18	17,350	19,690
Petrobras International Finance Co. - Pifco	8.375%	12/10/18	1,915	2,424
Petrobras International Finance Co. - Pifco	7.875%	3/15/19	15,950	20,026
Petrobras International Finance Co. - Pifco	5.750%	1/20/20	11,110	12,612
Petrobras International Finance Co. - Pifco	5.375%	1/27/21	27,690	31,221
Petroleos Mexicanos	8.000%	5/3/19	5,075	6,648
Petroleos Mexicanos	6.000%	3/5/20	5,825	6,969
Petroleos Mexicanos	5.500%	1/21/21	15,900	18,605
Petroleos Mexicanos	4.875%	1/24/22	18,400	20,723
Province of British Columbia	2.650%	9/22/21	5,000	5,341
Province of Manitoba	1.750%	5/30/19	9,025	9,218
Province of Manitoba	9.250%	4/1/20	1,500	2,184
Province of Manitoba Canada	2.100%	9/6/22	3,550	3,603
Province of New Brunswick	2.750%	6/15/18	6,425	7,082
Province of Ontario	3.150%	12/15/17	1,150	1,259
Province of Ontario	1.650%	9/27/19	9,350	9,391
Province of Ontario	4.000%	10/7/19	16,400	19,003
Province of Ontario	4.400%	4/14/20	16,600	19,673
Province of Ontario	2.450%	6/29/22	2,150	2,174
Quebec	4.625%	5/14/18	4,500	5,306

Quebec	3.500%	7/29/20	2,400	2,677
Quebec	2.750%	8/25/21	20,350	21,463
Republic of Chile	3.875%	8/5/20	3,800	4,285
Republic of Chile	3.250%	9/14/21	8,500	9,190
Republic of Columbia	7.375%	3/18/19	14,125	18,645
Republic of Columbia	11.750%	2/25/20	600	974
Republic of Columbia	4.375%	7/12/21	13,050	15,027
Republic of Korea	7.125%	4/16/19	10,550	13,709
Republic of Panama	5.200%	1/30/20	4,150	4,974
Republic of Peru	7.125%	3/30/19	6,700	8,878
Republic of Poland	6.375%	7/15/19	18,600	22,971
Republic of Poland	5.125%	4/21/21	9,500	11,067
Republic of Poland	5.000%	3/23/22	20,800	24,092
Republic of South Africa	6.875%	5/27/19	9,150	11,554
Republic of South Africa	5.500%	3/9/20	17,305	20,550
State of Israel	5.125%	3/26/19	9,110	10,468
State of Israel	4.000%	6/30/22	5,000	5,278
Statoil ASA	6.700%	1/15/18	2,720	3,388
Statoil ASA	5.250%	4/15/19	9,575	11,613
Statoil ASA	3.150%	1/23/22	975	1,044
United Mexican States	5.950%	3/19/19	24,825	30,857
United Mexican States	5.125%	1/15/20	19,625	23,429
United Mexican States	3.625%	3/15/22	10,624	11,589
Total Sovereign Bonds (Cost $846,260)				936,370
Taxable Municipal Bonds (0.3%)
California Educational Facilities Authority
Revenue (Stanford University)	3.625%	5/1/14	2,500	2,625
California Educational Facilities Authority
Revenue (Stanford University)	4.250%	5/1/16	800	898
California Educational Facilities Authority
Revenue (Stanford University)	4.750%	5/1/19	1,800	2,171
California GO	6.200%	3/1/19	500	595
California GO	6.200%	10/1/19	3,925	4,722
California GO	5.700%	11/1/21	1,300	1,489
California GO	6.650%	3/1/22	1,500	1,875
Cornell University New York GO	5.450%	2/1/19	1,350	1,640
Dartmouth College New Hampshire GO	4.750%	6/1/19	1,000	1,190
Emory University Georgia GO	5.625%	9/1/19	1,000	1,238
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	1,650	1,684
Howard Hughes Medical Institute Maryland
Revenue	3.450%	9/1/14	2,750	2,913
Illinois GO	5.665%	3/1/18	8,500	9,595
Illinois GO	5.877%	3/1/19	3,780	4,278
Johns Hopkins University Maryland GO	5.250%	7/1/19	1,200	1,454
Kentucky Asset/Liability Commission General
Fund Revenue	3.165%	4/1/18	1,250	1,314
Massachusetts GO	4.200%	12/1/21	3,375	3,882
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	1,325	1,401
8 Wisconsin GO	4.800%	5/1/13	1,350	1,385
Total Taxable Municipal Bonds (Cost $42,953)				46,349

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
9 Vanguard Market Liquidity Fund (Cost
$150,295)	0.163%	150,295,065	150,295
Total Investments (100.0%) (Cost $15,194,250)			16,679,024
Other Assets and Liabilities-Net (0.0%)			5,375
Net Assets (100%)			16,684,399

1 Securities with a value of $364,000 have been segregated as initial margin for open futures contracts.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the aggregate value of these securities was $93,433,000, representing 0.6% of net assets.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Guaranteed by the Government of Japan.
7 Guaranteed by the Federal Republic of Germany.
8 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Intermediate-Term Bond Index Fund

The following table summarizes the market value of the fund's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	8,724,863	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	8,327	—
Corporate Bonds	—	6,812,820	—
Sovereign Bonds	—	936,370	—
Taxable Municipal Bonds	—	46,349	—
Temporary Cash Investments	150,295	—	—
Futures Contracts—Liabilities[1]	(5)	—	—
Total	150,290	16,528,729	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2012	288	38,444	218

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2012, the cost of investment securities for tax purposes was $15,194,250,000. Net unrealized appreciation of investment securities for tax purposes was $1,484,774,000, consisting of unrealized gains of $1,486,669,000 on securities that had risen in value since their purchase and $1,895,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Bond Index Fund

Schedule of Investments
As of September 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (71.4%)
U.S. Government Securities (62.5%)
United States Treasury Note/Bond	0.375%	7/31/13	276,640	277,116
United States Treasury Note/Bond	4.250%	8/15/13	126,525	130,993
United States Treasury Note/Bond	0.125%	8/31/13	214,200	214,099
United States Treasury Note/Bond	3.125%	8/31/13	70,160	72,035
United States Treasury Note/Bond	3.125%	9/30/13	132,715	136,593
United States Treasury Note/Bond	0.250%	10/31/13	332,960	333,116
United States Treasury Note/Bond	2.750%	10/31/13	149,375	153,483
United States Treasury Note/Bond	0.500%	11/15/13	24,902	24,984
United States Treasury Note/Bond	4.250%	11/15/13	28,153	29,429
United States Treasury Note/Bond	0.250%	11/30/13	165,270	165,348
United States Treasury Note/Bond	2.000%	11/30/13	70,240	71,700
United States Treasury Note/Bond	0.750%	12/15/13	2,415	2,430
United States Treasury Note/Bond	0.125%	12/31/13	177,185	176,992
United States Treasury Note/Bond	1.500%	12/31/13	25,865	26,281
United States Treasury Note/Bond	0.250%	1/31/14	10,000	10,005
United States Treasury Note/Bond	1.750%	1/31/14	37,340	38,098
United States Treasury Note/Bond	1.250%	2/15/14	33,030	33,494
United States Treasury Note/Bond	4.000%	2/15/14	2,805	2,950
United States Treasury Note/Bond	0.250%	2/28/14	321,350	321,501
United States Treasury Note/Bond	1.875%	2/28/14	262,020	268,120
United States Treasury Note/Bond	1.250%	3/15/14	33,405	33,901
United States Treasury Note/Bond	0.250%	3/31/14	64,425	64,445
United States Treasury Note/Bond	1.750%	3/31/14	241,500	246,972
United States Treasury Note/Bond	1.250%	4/15/14	44,060	44,742
United States Treasury Note/Bond	0.250%	4/30/14	231,850	231,959
United States Treasury Note/Bond	1.875%	4/30/14	276,005	283,120
United States Treasury Note/Bond	1.000%	5/15/14	48,040	48,633
United States Treasury Note/Bond	0.250%	5/31/14	191,225	191,284
United States Treasury Note/Bond	2.250%	5/31/14	253,755	262,200
United States Treasury Note/Bond	0.750%	6/15/14	177,115	178,665
United States Treasury Note/Bond	0.250%	6/30/14	215,703	215,737
United States Treasury Note/Bond	2.625%	6/30/14	214,485	223,367
United States Treasury Note/Bond	0.625%	7/15/14	143,150	144,112
United States Treasury Note/Bond	0.125%	7/31/14	156,301	155,984
United States Treasury Note/Bond	2.625%	7/31/14	394,245	411,371
United States Treasury Note/Bond	0.500%	8/15/14	109,175	109,703
United States Treasury Note/Bond	4.250%	8/15/14	39,160	42,079
United States Treasury Note/Bond	0.250%	8/31/14	348,800	348,908
United States Treasury Note/Bond	2.375%	8/31/14	92,036	95,746
United States Treasury Note/Bond	0.250%	9/15/14	56,675	56,684
United States Treasury Note/Bond	2.375%	9/30/14	157,350	164,037
United States Treasury Note/Bond	0.500%	10/15/14	130,355	131,007
United States Treasury Note/Bond	2.375%	10/31/14	346,285	361,435
United States Treasury Note/Bond	0.375%	11/15/14	104,970	105,216
United States Treasury Note/Bond	4.250%	11/15/14	78,370	84,970
United States Treasury Note/Bond	2.125%	11/30/14	270,915	281,668
United States Treasury Note/Bond	0.250%	12/15/14	51,515	51,499
United States Treasury Note/Bond	2.625%	12/31/14	20,195	21,268
United States Treasury Note/Bond	0.250%	1/15/15	13,075	13,071

United States Treasury Note/Bond	2.250%	1/31/15	43,930	45,941
United States Treasury Note/Bond	0.250%	2/15/15	14,116	14,105
United States Treasury Note/Bond	4.000%	2/15/15	39,505	42,974
United States Treasury Note/Bond	11.250%	2/15/15	40,292	50,724
United States Treasury Note/Bond	2.375%	2/28/15	216,697	227,599
United States Treasury Note/Bond	0.375%	3/15/15	111,885	112,130
United States Treasury Note/Bond	2.500%	3/31/15	392,198	413,890
United States Treasury Note/Bond	0.375%	4/15/15	231,725	232,195
United States Treasury Note/Bond	2.500%	4/30/15	159,417	168,485
United States Treasury Note/Bond	0.250%	5/15/15	168,440	168,256
United States Treasury Note/Bond	4.125%	5/15/15	29,640	32,599
United States Treasury Note/Bond	2.125%	5/31/15	83,545	87,579
United States Treasury Note/Bond	0.375%	6/15/15	70,345	70,488
United States Treasury Note/Bond	1.875%	6/30/15	232,313	242,333
United States Treasury Note/Bond	0.250%	7/15/15	1,950	1,947
United States Treasury Note/Bond	1.750%	7/31/15	150,035	156,107
United States Treasury Note/Bond	0.250%	8/15/15	198,950	198,640
United States Treasury Note/Bond	4.250%	8/15/15	78,000	86,751
United States Treasury Note/Bond	1.250%	8/31/15	54,098	55,569
United States Treasury Note/Bond	0.250%	9/15/15	2,600	2,595
United States Treasury Note/Bond	1.250%	9/30/15	107,454	110,426
United States Treasury Note/Bond	1.250%	10/31/15	274,925	282,615
United States Treasury Note/Bond	4.500%	11/15/15	21,000	23,707
United States Treasury Note/Bond	1.375%	11/30/15	233,650	241,206
United States Treasury Note/Bond	2.125%	12/31/15	171,800	181,598
United States Treasury Note/Bond	2.000%	1/31/16	45,350	47,816
United States Treasury Note/Bond	4.500%	2/15/16	119,158	135,635
United States Treasury Note/Bond	2.125%	2/29/16	173,480	183,807
United States Treasury Note/Bond	2.625%	2/29/16	20,000	21,528
United States Treasury Note/Bond	2.250%	3/31/16	10,425	11,103
United States Treasury Note/Bond	2.375%	3/31/16	251,547	268,919
United States Treasury Note/Bond	2.000%	4/30/16	213,180	225,338
United States Treasury Note/Bond	2.625%	4/30/16	55,760	60,186
United States Treasury Note/Bond	5.125%	5/15/16	79,075	92,456
United States Treasury Note/Bond	1.750%	5/31/16	354,725	372,018
United States Treasury Note/Bond	3.250%	5/31/16	33,000	36,413
United States Treasury Note/Bond	1.500%	6/30/16	226,120	235,201
United States Treasury Note/Bond	1.500%	7/31/16	146,825	152,767
United States Treasury Note/Bond	4.875%	8/15/16	4,625	5,411
United States Treasury Note/Bond	1.000%	8/31/16	154,320	157,624
United States Treasury Note/Bond	3.000%	8/31/16	50,325	55,326
United States Treasury Note/Bond	1.000%	9/30/16	236,305	241,400
United States Treasury Note/Bond	1.000%	10/31/16	269,270	274,992
United States Treasury Note/Bond	0.875%	11/30/16	210,797	214,222
United States Treasury Note/Bond	0.875%	12/31/16	383,541	389,593
United States Treasury Note/Bond	0.875%	1/31/17	101,990	103,551
United States Treasury Note/Bond	0.875%	2/28/17	286,280	290,709
United States Treasury Note/Bond	1.000%	3/31/17	402,015	410,120
United States Treasury Note/Bond	0.875%	4/30/17	294,949	299,143
United States Treasury Note/Bond	0.625%	5/31/17	256,790	257,512
United States Treasury Note/Bond	0.750%	6/30/17	299,565	301,953
United States Treasury Note/Bond	0.500%	7/31/17	132,940	132,316
United States Treasury Note/Bond	2.375%	7/31/17	107,290	116,392
United States Treasury Note/Bond	0.625%	8/31/17	324,956	325,261
United States Treasury Note/Bond	0.625%	9/30/17	520,000	520,000
United States Treasury Note/Bond	9.125%	5/15/18	20,900	30,573
				16,312,294

Agency Bonds and Notes (8.9%)
1 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	3,345	3,382
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	1,925	2,016
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	2,250	2,352
1 Federal Farm Credit Banks	3.875%	10/7/13	17,620	18,273
1 Federal Farm Credit Banks	1.125%	2/27/14	5,250	5,313
1 Federal Farm Credit Banks	2.625%	4/17/14	5,500	5,697
1 Federal Farm Credit Banks	3.000%	9/22/14	1,750	1,844
1 Federal Farm Credit Banks	1.625%	11/19/14	6,950	7,142
1 Federal Farm Credit Banks	0.500%	6/23/15	4,500	4,519
1 Federal Farm Credit Banks	1.500%	11/16/15	4,500	4,652
1 Federal Farm Credit Banks	4.875%	12/16/15	13,730	15,702
1 Federal Farm Credit Banks	1.050%	3/28/16	3,525	3,590
1 Federal Farm Credit Banks	5.125%	8/25/16	13,700	16,128
1 Federal Home Loan Banks	3.625%	10/18/13	30,600	31,688
1 Federal Home Loan Banks	0.375%	11/27/13	20,000	20,030
1 Federal Home Loan Banks	4.875%	11/27/13	2,950	3,108
1 Federal Home Loan Banks	3.125%	12/13/13	17,875	18,488
1 Federal Home Loan Banks	0.875%	12/27/13	49,400	49,773
1 Federal Home Loan Banks	0.375%	1/29/14	13,175	13,200
1 Federal Home Loan Banks	1.375%	5/28/14	104,140	106,053
1 Federal Home Loan Banks	2.500%	6/13/14	9,675	10,038
1 Federal Home Loan Banks	5.500%	8/13/14	18,900	20,738
1 Federal Home Loan Banks	0.875%	12/12/14	9,600	9,716
1 Federal Home Loan Banks	2.750%	12/12/14	57,650	60,683
1 Federal Home Loan Banks	1.750%	9/11/15	30,000	31,159
1 Federal Home Loan Banks	5.625%	6/13/16	4,325	5,067
1 Federal Home Loan Banks	4.750%	12/16/16	17,420	20,471
1 Federal Home Loan Banks	4.875%	5/17/17	29,920	35,696
1 Federal Home Loan Banks	1.000%	6/21/17	42,325	42,923
2 Federal Home Loan Mortgage Corp.	0.375%	10/30/13	30,800	30,851
2 Federal Home Loan Mortgage Corp.	0.375%	11/27/13	20,000	20,030
2 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	58,450	60,124
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	35,140	37,063
2 Federal Home Loan Mortgage Corp.	5.000%	1/30/14	9,000	9,566
2 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	20,000	20,316
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	19,000	19,664
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	9,500	10,302
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	41,950	44,038
2 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	23,000	23,309
2 Federal Home Loan Mortgage Corp.	1.000%	8/20/14	11,600	11,752
2 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	19,300	19,555
2 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	8,150	8,180
2 Federal Home Loan Mortgage Corp.	0.750%	11/25/14	63,000	63,601
2 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	54,195	54,559
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	59,475	63,046
2 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	56,500	56,731
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	19,375	20,140
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	16,500	19,253
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	18,945	20,317
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	25,000	29,666
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	53,775	56,804
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	12,925	13,120
2 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	20,000	20,494
2 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	7,900	8,001
2 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	47,500	48,073
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,630	2,002

2 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	8,700	8,796
2 Federal National Mortgage Assn.	4.625%	10/15/13	9,850	10,300
2 Federal National Mortgage Assn.	0.750%	12/18/13	106,570	107,199
2 Federal National Mortgage Assn.	5.125%	1/2/14	9,550	10,128
2 Federal National Mortgage Assn.	1.250%	2/27/14	39,655	40,209
2 Federal National Mortgage Assn.	2.750%	3/13/14	74,720	77,429
2 Federal National Mortgage Assn.	4.125%	4/15/14	13,450	14,249
2 Federal National Mortgage Assn.	2.500%	5/15/14	57,155	59,213
2 Federal National Mortgage Assn.	1.125%	6/27/14	8,300	8,422
2 Federal National Mortgage Assn.	0.875%	8/28/14	7,450	7,535
2 Federal National Mortgage Assn.	3.000%	9/16/14	45,075	47,464
2 Federal National Mortgage Assn.	4.625%	10/15/14	18,225	19,828
2 Federal National Mortgage Assn.	0.625%	10/30/14	25,000	25,177
2 Federal National Mortgage Assn.	2.625%	11/20/14	8,475	8,893
2 Federal National Mortgage Assn.	0.750%	12/19/14	26,220	26,472
2 Federal National Mortgage Assn.	5.000%	4/15/15	25,110	28,094
2 Federal National Mortgage Assn.	0.500%	5/27/15	23,110	23,202
2 Federal National Mortgage Assn.	0.500%	7/2/15	18,200	18,276
2 Federal National Mortgage Assn.	2.375%	7/28/15	67,710	71,544
2 Federal National Mortgage Assn.	0.500%	9/28/15	25,000	25,083
2 Federal National Mortgage Assn.	4.375%	10/15/15	12,660	14,175
2 Federal National Mortgage Assn.	1.625%	10/26/15	15,200	15,763
2 Federal National Mortgage Assn.	5.000%	3/15/16	52,800	60,972
2 Federal National Mortgage Assn.	2.375%	4/11/16	33,400	35,601
2 Federal National Mortgage Assn.	5.250%	9/15/16	10,100	11,951
2 Federal National Mortgage Assn.	1.250%	9/28/16	11,675	11,993
2 Federal National Mortgage Assn.	1.375%	11/15/16	48,000	49,542
2 Federal National Mortgage Assn.	1.250%	1/30/17	20,000	20,533
2 Federal National Mortgage Assn.	5.000%	2/13/17	35,000	41,569
2 Federal National Mortgage Assn.	1.125%	4/27/17	20,000	20,395
2 Federal National Mortgage Assn.	0.875%	8/28/17	33,800	33,995
2 Federal National Mortgage Assn.	0.875%	10/26/17	10,700	10,737
Private Export Funding Corp.	3.050%	10/15/14	900	949
Private Export Funding Corp.	1.375%	2/15/17	500	515
1 Tennessee Valley Authority	5.500%	7/18/17	6,200	7,567
				2,333,768
Total U.S. Government and Agency Obligations (Cost $18,308,894)				18,646,062
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
3 Cie de Financement Foncier SA	2.125%	4/22/13	3,600	3,627
3 Royal Bank of Canada	3.125%	4/14/15	5,750	6,119
Royal Bank of Canada	1.200%	9/19/17	5,400	5,440
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $14,747)				15,186
Corporate Bonds (20.5%)
Finance (9.1%)
Banking (6.7%)
Abbey National Treasury Services plc	2.875%	4/25/14	3,075	3,115
Abbey National Treasury Services plc	4.000%	4/27/16	9,175	9,544
American Express Bank FSB	5.550%	10/17/12	4,650	4,658
American Express Centurion Bank	5.950%	6/12/17	2,175	2,600
American Express Co.	7.250%	5/20/14	5,350	5,906
American Express Co.	5.500%	9/12/16	2,575	2,989
American Express Co.	6.150%	8/28/17	5,125	6,219
4 American Express Co.	6.800%	9/1/66	3,225	3,459
American Express Credit Corp.	5.125%	8/25/14	17,000	18,415
American Express Credit Corp.	1.750%	6/12/15	4,050	4,142
American Express Credit Corp.	2.750%	9/15/15	4,425	4,661

American Express Credit Corp.	2.800%	9/19/16	15,450	16,431
American Express Credit Corp.	2.375%	3/24/17	2,825	2,975
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	1,300	1,307
Banco Bradesco SA	8.750%	10/24/13	1,500	1,597
Banco Santander Chile	2.875%	11/13/12	625	624
Bancolombia SA	4.250%	1/12/16	2,600	2,710
Bank of America Corp.	7.375%	5/15/14	13,230	14,470
Bank of America Corp.	5.375%	6/15/14	2,525	2,687
Bank of America Corp.	5.125%	11/15/14	6,050	6,506
Bank of America Corp.	4.500%	4/1/15	24,300	25,977
Bank of America Corp.	3.700%	9/1/15	5,475	5,779
Bank of America Corp.	5.250%	12/1/15	6,000	6,459
Bank of America Corp.	3.625%	3/17/16	16,875	17,771
Bank of America Corp.	3.750%	7/12/16	14,750	15,620
Bank of America Corp.	6.500%	8/1/16	11,020	12,787
Bank of America Corp.	5.750%	8/15/16	3,900	4,274
Bank of America Corp.	7.800%	9/15/16	2,967	3,462
Bank of America Corp.	5.625%	10/14/16	1,950	2,210
Bank of America Corp.	5.420%	3/15/17	3,850	4,143
Bank of America Corp.	3.875%	3/22/17	2,500	2,691
Bank of America Corp.	6.000%	9/1/17	4,625	5,347
Bank of America NA	5.300%	3/15/17	7,275	8,081
Bank of America NA	6.100%	6/15/17	250	284
Bank of Montreal	1.750%	4/29/14	650	662
Bank of Montreal	2.500%	1/11/17	8,700	9,201
Bank of Montreal	1.400%	9/11/17	2,525	2,534
Bank of New York Mellon Corp.	4.950%	11/1/12	13,400	13,446
Bank of New York Mellon Corp.	4.300%	5/15/14	10,000	10,605
Bank of New York Mellon Corp.	4.950%	3/15/15	1,700	1,870
Bank of New York Mellon Corp.	2.500%	1/15/16	3,250	3,406
Bank of New York Mellon Corp.	2.400%	1/17/17	2,575	2,703
Bank of Nova Scotia	2.375%	12/17/13	9,000	9,205
Bank of Nova Scotia	1.850%	1/12/15	4,365	4,497
Bank of Nova Scotia	3.400%	1/22/15	11,900	12,629
Bank of Nova Scotia	2.050%	10/7/15	5,875	6,085
Bank of Nova Scotia	2.550%	1/12/17	4,075	4,310
3 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.450%	9/11/15	2,000	2,078
Bank One Corp.	4.900%	4/30/15	2,375	2,579
Barclays Bank plc	2.500%	1/23/13	7,500	7,547
Barclays Bank plc	5.200%	7/10/14	13,825	14,756
Barclays Bank plc	2.750%	2/23/15	3,475	3,575
Barclays Bank plc	5.000%	9/22/16	8,575	9,606
BB&T Corp.	2.050%	4/28/14	2,055	2,100
BB&T Corp.	5.700%	4/30/14	1,330	1,432
BB&T Corp.	5.200%	12/23/15	7,379	8,258
BB&T Corp.	3.200%	3/15/16	10,075	10,802
BB&T Corp.	3.950%	4/29/16	3,250	3,573
BB&T Corp.	2.150%	3/22/17	2,900	3,003
BB&T Corp.	4.900%	6/30/17	2,000	2,256
BBVA US Senior SAU	3.250%	5/16/14	4,350	4,316
Bear Stearns Cos. LLC	5.700%	11/15/14	2,875	3,146
Bear Stearns Cos. LLC	5.300%	10/30/15	30	33
BNP Paribas SA	3.250%	3/11/15	2,725	2,832
BNP Paribas SA	3.600%	2/23/16	21,050	22,215
BNP Paribas SA	2.375%	9/14/17	3,200	3,203
BNY Mellon NA	4.750%	12/15/14	1,300	1,405
Canadian Imperial Bank of Commerce	0.900%	10/1/15	3,275	3,284

Canadian Imperial Bank of Commerce	2.350%	12/11/15	3,740	3,918
Capital One Financial Corp.	7.375%	5/23/14	16,825	18,542
Capital One Financial Corp.	2.150%	3/23/15	2,650	2,717
Capital One Financial Corp.	3.150%	7/15/16	7,125	7,570
Capital One Financial Corp.	6.150%	9/1/16	1,925	2,196
Capital One Financial Corp.	6.750%	9/15/17	800	982
Citigroup Inc.	5.500%	4/11/13	4,920	5,046
Citigroup Inc.	6.000%	12/13/13	16,700	17,680
Citigroup Inc.	5.125%	5/5/14	2,432	2,565
Citigroup Inc.	6.375%	8/12/14	15,500	16,857
Citigroup Inc.	5.000%	9/15/14	14,525	15,316
Citigroup Inc.	5.500%	10/15/14	11,010	11,879
Citigroup Inc.	6.010%	1/15/15	6,700	7,346
Citigroup Inc.	2.650%	3/2/15	7,250	7,423
Citigroup Inc.	4.750%	5/19/15	8,925	9,606
Citigroup Inc.	4.700%	5/29/15	4,275	4,594
Citigroup Inc.	4.587%	12/15/15	2,900	3,149
Citigroup Inc.	5.300%	1/7/16	7,575	8,321
Citigroup Inc.	3.953%	6/15/16	12,425	13,297
Citigroup Inc.	4.450%	1/10/17	14,725	16,127
Citigroup Inc.	5.500%	2/15/17	5,350	5,911
Citigroup Inc.	6.000%	8/15/17	5,727	6,653
Comerica Bank	5.750%	11/21/16	1,000	1,166
Comerica Bank	5.200%	8/22/17	2,900	3,315
Comerica Inc.	4.800%	5/1/15	1,500	1,597
Comerica Inc.	3.000%	9/16/15	1,900	2,009
Commonwealth Bank of Australia	1.950%	3/16/15	8,500	8,671
Commonwealth Bank of Australia	1.250%	9/18/15	4,275	4,287
Commonwealth Bank of Australia	1.900%	9/18/17	4,075	4,081
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.850%	1/10/14	8,150	8,275
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	6,100	6,288
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	12,525	13,333
Countrywide Financial Corp.	6.250%	5/15/16	2,175	2,368
Credit Suisse	2.200%	1/14/14	4,175	4,249
Credit Suisse	5.500%	5/1/14	16,450	17,575
Credit Suisse	3.500%	3/23/15	15,450	16,319
Credit Suisse USA Inc.	4.875%	1/15/15	5,755	6,233
Credit Suisse USA Inc.	5.125%	8/15/15	6,750	7,477
Credit Suisse USA Inc.	5.375%	3/2/16	8,096	9,106
Deutsche Bank AG	5.375%	10/12/12	8,650	8,661
Deutsche Bank AG	3.875%	8/18/14	1,200	1,259
Deutsche Bank AG	3.450%	3/30/15	10,350	10,919
Deutsche Bank AG	3.250%	1/11/16	7,175	7,585
Deutsche Bank AG	6.000%	9/1/17	12,350	14,710
Fifth Third Bancorp	3.625%	1/25/16	9,425	10,147
Fifth Third Bank	4.750%	2/1/15	2,800	3,000
First Horizon National Corp.	5.375%	12/15/15	4,325	4,731
First Tennessee Bank NA	5.050%	1/15/15	3,425	3,532
First Tennessee Bank NA	5.650%	4/1/16	1,146	1,216
Goldman Sachs Group Inc.	5.250%	10/15/13	5,125	5,357
Goldman Sachs Group Inc.	5.150%	1/15/14	8,000	8,402
Goldman Sachs Group Inc.	6.000%	5/1/14	25,625	27,519
Goldman Sachs Group Inc.	5.125%	1/15/15	4,400	4,731
Goldman Sachs Group Inc.	3.300%	5/3/15	6,250	6,504

Goldman Sachs Group Inc.	3.700%	8/1/15	14,350	15,133
Goldman Sachs Group Inc.	5.350%	1/15/16	8,250	9,111
Goldman Sachs Group Inc.	3.625%	2/7/16	24,125	25,422
Goldman Sachs Group Inc.	5.750%	10/1/16	2,450	2,780
Goldman Sachs Group Inc.	5.625%	1/15/17	7,825	8,629
Goldman Sachs Group Inc.	6.250%	9/1/17	13,450	15,716
HSBC Bank USA NA	4.625%	4/1/14	1,125	1,180
HSBC Bank USA NA	6.000%	8/9/17	1,050	1,211
HSBC Holdings plc	5.250%	12/12/12	3,300	3,329
HSBC USA Inc.	2.375%	2/13/15	9,225	9,506
JPMorgan Chase & Co.	5.375%	10/1/12	16,875	16,877
JPMorgan Chase & Co.	1.650%	9/30/13	2,685	2,715
JPMorgan Chase & Co.	2.050%	1/24/14	675	687
JPMorgan Chase & Co.	4.650%	6/1/14	9,800	10,372
JPMorgan Chase & Co.	5.125%	9/15/14	7,375	7,903
JPMorgan Chase & Co.	3.700%	1/20/15	14,950	15,817
JPMorgan Chase & Co.	4.750%	3/1/15	2,050	2,226
JPMorgan Chase & Co.	1.875%	3/20/15	1,350	1,375
JPMorgan Chase & Co.	5.250%	5/1/15	3,975	4,345
JPMorgan Chase & Co.	3.400%	6/24/15	23,760	25,220
JPMorgan Chase & Co.	5.150%	10/1/15	3,000	3,320
JPMorgan Chase & Co.	2.600%	1/15/16	7,723	8,061
JPMorgan Chase & Co.	3.450%	3/1/16	15,665	16,663
JPMorgan Chase & Co.	3.150%	7/5/16	22,100	23,339
JPMorgan Chase & Co.	2.000%	8/15/17	6,750	6,795
KeyBank NA	5.800%	7/1/14	3,000	3,233
KeyBank NA	4.950%	9/15/15	1,000	1,085
KeyBank NA	5.450%	3/3/16	3,025	3,361
KeyCorp	3.750%	8/13/15	300	324
Lloyds TSB Bank plc	4.875%	1/21/16	12,800	13,967
Lloyds TSB Bank plc	4.200%	3/28/17	1,150	1,266
4 Manufacturers & Traders Trust Co.	5.585%	12/28/20	900	888
Mellon Funding Corp.	5.000%	12/1/14	4,600	4,957
Merrill Lynch & Co. Inc.	5.450%	7/15/14	5,200	5,543
Merrill Lynch & Co. Inc.	5.000%	1/15/15	10,400	11,181
Merrill Lynch & Co. Inc.	6.050%	5/16/16	7,440	8,088
Merrill Lynch & Co. Inc.	5.700%	5/2/17	5,000	5,384
Merrill Lynch & Co. Inc.	6.400%	8/28/17	12,600	14,617
Morgan Stanley	2.875%	1/24/14	2,425	2,457
Morgan Stanley	4.750%	4/1/14	11,650	12,059
Morgan Stanley	6.000%	5/13/14	13,375	14,178
Morgan Stanley	4.200%	11/20/14	19,575	20,334
Morgan Stanley	4.100%	1/26/15	8,075	8,350
Morgan Stanley	6.000%	4/28/15	5,875	6,368
Morgan Stanley	4.000%	7/24/15	3,000	3,112
Morgan Stanley	5.375%	10/15/15	7,050	7,582
Morgan Stanley	3.450%	11/2/15	6,925	7,087
Morgan Stanley	3.800%	4/29/16	9,700	10,009
Morgan Stanley	5.750%	10/18/16	10,150	11,126
Morgan Stanley	5.450%	1/9/17	9,975	10,881
Morgan Stanley	4.750%	3/22/17	8,575	9,185
Morgan Stanley	5.550%	4/27/17	5,000	5,470
Morgan Stanley	6.250%	8/28/17	7,125	8,067
Murray Street Investment Trust I	4.647%	3/9/17	8,550	9,184
National Australia Bank Ltd.	2.000%	3/9/15	4,975	5,076
National Australia Bank Ltd.	1.600%	8/7/15	6,200	6,254
National Australia Bank Ltd.	2.750%	3/9/17	4,975	5,207

National Bank of Canada	1.500%	6/26/15	5,600	5,697
National City Bank	5.800%	6/7/17	2,225	2,600
Northern Trust Corp.	4.625%	5/1/14	2,200	2,339
PNC Bank NA	4.875%	9/21/17	300	345
PNC Funding Corp.	5.400%	6/10/14	300	323
PNC Funding Corp.	3.625%	2/8/15	18,675	19,897
PNC Funding Corp.	5.250%	11/15/15	100	112
PNC Funding Corp.	2.700%	9/19/16	5,050	5,369
PNC Funding Corp.	5.625%	2/1/17	6,977	8,025
Regions Financial Corp.	5.750%	6/15/15	2,150	2,298
Royal Bank of Canada	1.450%	10/30/14	3,100	3,151
Royal Bank of Canada	1.150%	3/13/15	850	861
Royal Bank of Canada	2.625%	12/15/15	20,925	22,133
Royal Bank of Canada	2.300%	7/20/16	2,325	2,445
Royal Bank of Scotland plc	3.250%	1/11/14	4,800	4,923
3 Royal Bank of Scotland plc	4.875%	8/25/14	2,400	2,545
Royal Bank of Scotland plc	4.875%	3/16/15	6,025	6,456
Royal Bank of Scotland plc	3.950%	9/21/15	4,625	4,903
Royal Bank of Scotland plc	4.375%	3/16/16	7,000	7,538
Santander Holdings USA Inc.	3.000%	9/24/15	275	278
Santander Holdings USA Inc.	4.625%	4/19/16	4,250	4,391
SouthTrust Corp.	5.800%	6/15/14	1,350	1,451
State Street Corp.	4.300%	5/30/14	1,000	1,062
State Street Corp.	2.875%	3/7/16	10,700	11,470
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	4,825	4,864
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	5,800	5,879
SunTrust Banks Inc.	3.600%	4/15/16	7,175	7,661
SunTrust Banks Inc.	3.500%	1/20/17	2,085	2,229
SunTrust Banks Inc.	6.000%	9/11/17	1,615	1,892
Svenska Handelsbanken AB	3.125%	7/12/16	7,500	7,984
Svenska Handelsbanken AB	2.875%	4/4/17	3,550	3,737
Toronto-Dominion Bank	1.375%	7/14/14	6,050	6,158
Toronto-Dominion Bank	2.500%	7/14/16	4,585	4,842
Toronto-Dominion Bank	2.375%	10/19/16	7,550	7,937
UBS AG	2.250%	1/28/14	12,975	13,173
UBS AG	3.875%	1/15/15	10,400	11,009
UBS AG	5.875%	7/15/16	4,800	5,262
Union Bank NA	2.125%	12/16/13	2,550	2,596
Union Bank NA	5.950%	5/11/16	2,300	2,630
Union Bank NA	3.000%	6/6/16	4,950	5,261
Union Bank NA	2.125%	6/16/17	2,575	2,635
US Bancorp	1.125%	10/30/13	4,850	4,884
US Bancorp	4.200%	5/15/14	10,725	11,362
US Bancorp	3.150%	3/4/15	4,800	5,086
US Bancorp	3.442%	2/1/16	4,325	4,537
US Bancorp	2.200%	11/15/16	8,605	9,018
US Bank NA	6.300%	2/4/14	1,850	1,991
US Bank NA	4.950%	10/30/14	1,350	1,466
4 US Bank NA	3.778%	4/29/20	1,000	1,054
Vesey Street Investment Trust I	4.404%	9/1/16	1,600	1,706
Wachovia Bank NA	4.800%	11/1/14	4,279	4,599
Wachovia Bank NA	5.000%	8/15/15	7,000	7,705
Wachovia Corp.	5.250%	8/1/14	4,150	4,459
Wachovia Corp.	5.625%	10/15/16	11,450	13,274
Wachovia Corp.	5.750%	6/15/17	4,350	5,200
Wells Fargo & Co.	4.950%	10/16/13	5,265	5,488
Wells Fargo & Co.	3.750%	10/1/14	6,350	6,731

Wells Fargo & Co.	1.250%	2/13/15	25,175	25,372
Wells Fargo & Co.	3.625%	4/15/15	8,100	8,655
Wells Fargo & Co.	1.500%	7/1/15	5,725	5,812
Wells Fargo & Co.	3.676%	6/15/16	20,225	21,951
Wells Fargo & Co.	2.625%	12/15/16	1,575	1,664
Wells Fargo & Co.	2.100%	5/8/17	2,500	2,571
Wells Fargo Bank NA	4.750%	2/9/15	6,112	6,613
Wells Fargo Bank NA	5.750%	5/16/16	4,825	5,533
Westpac Banking Corp.	2.250%	11/19/12	8,975	8,996
Westpac Banking Corp.	4.200%	2/27/15	5,875	6,318
Westpac Banking Corp.	3.000%	8/4/15	10,625	11,204
Westpac Banking Corp.	1.125%	9/25/15	3,675	3,680
Westpac Banking Corp.	3.000%	12/9/15	2,655	2,812
Westpac Banking Corp.	2.000%	8/14/17	3,150	3,192
Zions Bancorporation	4.500%	3/27/17	2,475	2,525

Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	4,500	5,118
BlackRock Inc.	3.500%	12/10/14	5,050	5,377
BlackRock Inc.	1.375%	6/1/15	600	611
BlackRock Inc.	6.250%	9/15/17	200	247
Charles Schwab Corp.	4.950%	6/1/14	2,759	2,955
Franklin Resources Inc.	3.125%	5/20/15	1,400	1,478
Franklin Resources Inc.	1.375%	9/15/17	2,200	2,213
Jefferies Group Inc.	3.875%	11/9/15	3,900	3,924
Lazard Group LLC	7.125%	5/15/15	1,875	2,067
Lazard Group LLC	6.850%	6/15/17	3,925	4,418
Nomura Holdings Inc.	5.000%	3/4/15	5,350	5,636
Nomura Holdings Inc.	4.125%	1/19/16	4,000	4,134
Raymond James Financial Inc.	4.250%	4/15/16	575	610
TD Ameritrade Holding Corp.	4.150%	12/1/14	2,775	2,963

Finance Companies (0.8%)
Block Financial LLC	5.125%	10/30/14	2,200	2,317
Discover Financial Services	6.450%	6/12/17	2,575	2,972
GATX Corp.	8.750%	5/15/14	1,000	1,119
GATX Corp.	3.500%	7/15/16	3,960	4,084
General Electric Capital Corp.	1.875%	9/16/13	14,875	15,071
General Electric Capital Corp.	2.100%	1/7/14	1,375	1,400
General Electric Capital Corp.	5.900%	5/13/14	2,750	2,976
General Electric Capital Corp.	5.500%	6/4/14	4,525	4,878
General Electric Capital Corp.	5.650%	6/9/14	4,500	4,866
General Electric Capital Corp.	3.750%	11/14/14	25,700	27,290
General Electric Capital Corp.	3.500%	6/29/15	6,000	6,395
General Electric Capital Corp.	1.625%	7/2/15	8,025	8,168
General Electric Capital Corp.	4.375%	9/21/15	5,500	6,042
General Electric Capital Corp.	2.250%	11/9/15	16,500	17,100
General Electric Capital Corp.	5.000%	1/8/16	75	84
General Electric Capital Corp.	2.950%	5/9/16	25,650	27,147
General Electric Capital Corp.	2.900%	1/9/17	7,000	7,402
General Electric Capital Corp.	5.400%	2/15/17	9,600	11,104
General Electric Capital Corp.	2.300%	4/27/17	5,125	5,270
General Electric Capital Corp.	5.625%	9/15/17	850	1,003
4 HSBC Finance Capital Trust IX	5.911%	11/30/35	2,925	2,881
HSBC Finance Corp.	6.375%	11/27/12	4,525	4,564
HSBC Finance Corp.	5.500%	1/19/16	19,625	21,674
SLM Corp.	5.000%	10/1/13	5,350	5,545

SLM Corp.	5.375%	5/15/14	1,850	1,953
SLM Corp.	5.050%	11/14/14	1,400	1,466
SLM Corp.	5.000%	4/15/15	150	158
SLM Corp.	6.250%	1/25/16	15,525	17,034
SLM Corp.	6.000%	1/25/17	1,450	1,582
SLM Corp.	4.625%	9/25/17	2,525	2,574

Insurance (1.0%)
ACE INA Holdings Inc.	5.875%	6/15/14	1,754	1,908
ACE INA Holdings Inc.	5.600%	5/15/15	2,050	2,301
ACE INA Holdings Inc.	2.600%	11/23/15	4,175	4,374
ACE INA Holdings Inc.	5.700%	2/15/17	1,400	1,660
Aetna Inc.	6.000%	6/15/16	4,330	5,069
Aetna Inc.	1.750%	5/15/17	200	203
Aflac Inc.	2.650%	2/15/17	1,515	1,590
Allied World Assurance Co. Ltd.	7.500%	8/1/16	4,175	4,839
4 Allstate Corp.	6.125%	5/15/67	2,275	2,338
Allstate Life Global Funding Trusts	5.375%	4/30/13	4,075	4,192
American International Group Inc.	4.250%	9/15/14	4,600	4,859
American International Group Inc.	3.000%	3/20/15	2,850	2,953
American International Group Inc.	2.375%	8/24/15	825	834
American International Group Inc.	4.875%	9/15/16	10,600	11,831
American International Group Inc.	5.600%	10/18/16	2,175	2,478
American International Group Inc.	3.800%	3/22/17	2,425	2,605
American International Group Inc.	5.450%	5/18/17	5,655	6,431
American International Group Inc.	5.850%	1/16/18	1,725	2,002
Aon Corp.	3.500%	9/30/15	3,350	3,546
Aon Corp.	3.125%	5/27/16	3,000	3,183
Assurant Inc.	5.625%	2/15/14	3,655	3,856
Axis Capital Holdings Ltd.	5.750%	12/1/14	1,800	1,933
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	3,075	3,376
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	11,975	12,246
Berkshire Hathaway Inc.	3.200%	2/11/15	18,275	19,396
4 Chubb Corp.	6.375%	3/29/67	2,800	2,982
Cigna Corp.	2.750%	11/15/16	13,375	14,119
CNA Financial Corp.	5.850%	12/15/14	1,575	1,714
CNA Financial Corp.	6.500%	8/15/16	3,950	4,567
Coventry Health Care Inc.	6.300%	8/15/14	4,500	4,915
Genworth Financial Inc.	5.750%	6/15/14	3,325	3,450
Genworth Financial Inc.	8.625%	12/15/16	2,400	2,712
Hartford Financial Services Group Inc.	5.500%	10/15/16	4,525	5,005
Hartford Financial Services Group Inc.	5.375%	3/15/17	525	583
Jefferson-Pilot Corp.	4.750%	1/30/14	2,400	2,502
Lincoln National Corp.	4.300%	6/15/15	2,000	2,136
4 Lincoln National Corp.	7.000%	5/17/66	4,000	4,010
Loews Corp.	5.250%	3/15/16	1,275	1,437
Manulife Financial Corp.	3.400%	9/17/15	4,025	4,217
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	3,684	4,115
Marsh & McLennan Cos. Inc.	2.300%	4/1/17	1,100	1,116
MetLife Inc.	5.000%	11/24/13	2,060	2,167
MetLife Inc.	2.375%	2/6/14	4,175	4,273
MetLife Inc.	5.000%	6/15/15	6,875	7,634
MetLife Inc.	6.750%	6/1/16	3,800	4,543
Principal Financial Group Inc.	7.875%	5/15/14	4,680	5,205
4 Progressive Corp.	6.700%	6/15/67	3,775	4,020
Prudential Financial Inc.	4.750%	4/1/14	1,475	1,554
Prudential Financial Inc.	5.100%	9/20/14	1,325	1,432

Prudential Financial Inc.	3.875%	1/14/15	2,750	2,924
Prudential Financial Inc.	6.200%	1/15/15	4,700	5,203
Prudential Financial Inc.	4.750%	9/17/15	6,400	7,047
Prudential Financial Inc.	3.000%	5/12/16	4,515	4,753
4 Reinsurance Group of America Inc.	6.750%	12/15/65	2,800	2,702
Torchmark Corp.	6.375%	6/15/16	1,250	1,417
Transatlantic Holdings Inc.	5.750%	12/14/15	3,275	3,610
Travelers Cos. Inc.	5.500%	12/1/15	4,100	4,638
Travelers Cos. Inc.	6.250%	6/20/16	1,325	1,562
UnitedHealth Group Inc.	5.000%	8/15/14	4,975	5,376
UnitedHealth Group Inc.	1.875%	11/15/16	450	465
UnitedHealth Group Inc.	6.000%	6/15/17	2,775	3,371
Unum Group	7.125%	9/30/16	1,800	2,095
WellPoint Inc.	6.000%	2/15/14	1,700	1,820
WellPoint Inc.	5.000%	12/15/14	1,475	1,602
WellPoint Inc.	5.250%	1/15/16	6,775	7,596
WellPoint Inc.	5.875%	6/15/17	3,125	3,703
Willis Group Holdings plc	4.125%	3/15/16	2,525	2,685
Willis North America Inc.	5.625%	7/15/15	1,900	2,058
Willis North America Inc.	6.200%	3/28/17	2,200	2,508
XL Group plc	5.250%	9/15/14	1,455	1,557

Other Finance (0.1%)
CME Group Inc.	5.750%	2/15/14	2,000	2,138
NASDAQ OMX Group Inc.	4.000%	1/15/15	1,750	1,833
ORIX Corp.	4.710%	4/27/15	750	797
ORIX Corp.	5.000%	1/12/16	4,590	4,965
ORIX Corp.	3.750%	3/9/17	3,450	3,569

Real Estate Investment Trusts (0.4%)
Arden Realty LP	5.250%	3/1/15	1,250	1,356
AvalonBay Communities Inc.	5.750%	9/15/16	1,250	1,441
BioMed Realty LP	3.850%	4/15/16	2,500	2,636
Brandywine Operating Partnership LP	6.000%	4/1/16	2,074	2,271
Brandywine Operating Partnership LP	5.700%	5/1/17	3,475	3,857
BRE Properties Inc.	5.500%	3/15/17	2,175	2,463
CommonWealth REIT	6.250%	8/15/16	1,700	1,859
CommonWealth REIT	6.250%	6/15/17	2,200	2,419
Digital Realty Trust LP	4.500%	7/15/15	5,225	5,591
Duke Realty LP	7.375%	2/15/15	2,700	3,029
ERP Operating LP	5.250%	9/15/14	1,430	1,545
ERP Operating LP	6.584%	4/13/15	820	927
ERP Operating LP	5.125%	3/15/16	2,000	2,254
ERP Operating LP	5.375%	8/1/16	475	544
ERP Operating LP	5.750%	6/15/17	4,507	5,363
HCP Inc.	5.650%	12/15/13	2,250	2,376
HCP Inc.	2.700%	2/1/14	975	997
HCP Inc.	3.750%	2/1/16	4,600	4,891
Health Care REIT Inc.	6.000%	11/15/13	2,775	2,928
Health Care REIT Inc.	3.625%	3/15/16	4,950	5,224
Health Care REIT Inc.	6.200%	6/1/16	925	1,042
Healthcare Realty Trust Inc.	5.125%	4/1/14	1,400	1,476
Hospitality Properties Trust	7.875%	8/15/14	1,775	1,919
Hospitality Properties Trust	5.625%	3/15/17	2,575	2,792
Kilroy Realty LP	5.000%	11/3/15	2,325	2,532
Kimco Realty Corp.	5.783%	3/15/16	1,025	1,149
Kimco Realty Corp.	5.700%	5/1/17	1,500	1,728

Liberty Property LP	5.125%	3/2/15	4,500	4,819
ProLogis LP	7.625%	8/15/14	1,400	1,541
ProLogis LP	4.500%	8/15/17	200	216
Regency Centers LP	5.250%	8/1/15	3,200	3,483
Senior Housing Properties Trust	4.300%	1/15/16	1,000	1,033
Simon Property Group LP	6.750%	5/15/14	6,550	7,059
Simon Property Group LP	4.200%	2/1/15	5,900	6,300
Simon Property Group LP	5.250%	12/1/16	2,225	2,560
Simon Property Group LP	2.800%	1/30/17	4,500	4,714
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	1,100	1,147
Vornado Realty LP	4.250%	4/1/15	1,000	1,056
				2,381,612
Industrial (10.1%)
Basic Industry (0.9%)
Air Products & Chemicals Inc.	2.000%	8/2/16	3,975	4,151
Airgas Inc.	4.500%	9/15/14	1,525	1,629
Airgas Inc.	3.250%	10/1/15	2,950	3,138
Alcoa Inc.	5.550%	2/1/17	3,850	4,323
ArcelorMittal	9.250%	2/15/15	5,600	6,216
ArcelorMittal	4.000%	2/25/15	2,125	2,125
ArcelorMittal	4.000%	8/5/15	575	575
ArcelorMittal	4.000%	3/1/16	4,500	4,450
ArcelorMittal	4.750%	2/25/17	6,700	6,549
ArcelorMittal USA LLC	6.500%	4/15/14	1,000	1,042
Barrick Gold Corp.	1.750%	5/30/14	2,250	2,284
Barrick Gold Corp.	2.900%	5/30/16	5,230	5,492
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	3,000	3,072
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	8,525	9,148
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	3,250	3,282
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	15,150	15,486
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	1,675	1,952
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,475	3,753
Dow Chemical Co.	7.600%	5/15/14	12,175	13,445
Dow Chemical Co.	5.900%	2/15/15	3,950	4,400
Dow Chemical Co.	2.500%	2/15/16	2,000	2,089
Eastman Chemical Co.	3.000%	12/15/15	1,025	1,080
Eastman Chemical Co.	2.400%	6/1/17	4,100	4,274
Ecolab Inc.	2.375%	12/8/14	1,800	1,869
Ecolab Inc.	1.000%	8/9/15	1,525	1,535
Ecolab Inc.	3.000%	12/8/16	7,000	7,543
EI du Pont de Nemours & Co.	1.750%	3/25/14	5,425	5,542
EI du Pont de Nemours & Co.	4.875%	4/30/14	2,550	2,731
EI du Pont de Nemours & Co.	2.750%	4/1/16	2,000	2,137
EI du Pont de Nemours & Co.	5.250%	12/15/16	5,590	6,551
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	125	126
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	1,875	1,902
Georgia-Pacific LLC	7.700%	6/15/15	1,250	1,445
ICI Wilmington Inc.	5.625%	12/1/13	1,600	1,672
International Paper Co.	7.400%	6/15/14	3,000	3,289
International Paper Co.	5.300%	4/1/15	2,500	2,728
International Paper Co.	5.250%	4/1/16	2,950	3,247
Lubrizol Corp.	5.500%	10/1/14	1,850	2,031
Monsanto Co.	2.750%	4/15/16	1,250	1,335
Plum Creek Timberlands LP	5.875%	11/15/15	1,650	1,820
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	5,000	5,420
PPG Industries Inc.	1.900%	1/15/16	3,675	3,810
Praxair Inc.	4.375%	3/31/14	1,125	1,189

Praxair Inc.	5.250%	11/15/14	2,750	3,017
Praxair Inc.	4.625%	3/30/15	1,625	1,788
Praxair Inc.	5.375%	11/1/16	700	820
Praxair Inc.	5.200%	3/15/17	1,250	1,466
Rio Tinto Alcan Inc.	5.200%	1/15/14	700	739
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	17,650	19,885
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	2,025	2,119
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	1,700	1,766
Rio Tinto Finance USA plc	1.125%	3/20/15	2,550	2,569
Rio Tinto Finance USA plc	2.000%	3/22/17	7,700	7,864
Rio Tinto Finance USA plc	1.625%	8/21/17	2,500	2,507
Sherwin-Williams Co.	3.125%	12/15/14	1,900	2,003
Teck Resources Ltd.	3.150%	1/15/17	3,575	3,705
Vale Canada Ltd.	5.700%	10/15/15	1,125	1,246
Vale Overseas Ltd.	6.250%	1/11/16	5,125	5,773
Vale Overseas Ltd.	6.250%	1/23/17	9,500	10,994
Xstrata Canada Corp.	6.000%	10/15/15	1,525	1,698

Capital Goods (0.8%)
3M Co.	1.375%	9/29/16	5,650	5,805
3 ADT Corp.	2.250%	7/15/17	1,475	1,505
Bemis Co. Inc.	5.650%	8/1/14	2,875	3,106
Black & Decker Corp.	5.750%	11/15/16	525	612
Boeing Capital Corp.	3.250%	10/27/14	7,525	7,945
Boeing Capital Corp.	2.125%	8/15/16	575	606
Boeing Co.	5.000%	3/15/14	300	320
Boeing Co.	3.500%	2/15/15	3,325	3,570
Boeing Co.	3.750%	11/20/16	700	781
Caterpillar Financial Services Corp.	6.200%	9/30/13	2,350	2,486
Caterpillar Financial Services Corp.	6.125%	2/17/14	35,500	38,246
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,000	2,204
Caterpillar Financial Services Corp.	2.650%	4/1/16	1,725	1,826
Caterpillar Financial Services Corp.	2.050%	8/1/16	1,650	1,721
Caterpillar Inc.	0.950%	6/26/15	1,125	1,134
Caterpillar Inc.	5.700%	8/15/16	300	354
Caterpillar Inc.	1.500%	6/26/17	2,125	2,169
Cooper US Inc.	5.250%	11/15/12	5,250	5,282
Cooper US Inc.	2.375%	1/15/16	2,500	2,582
CRH America Inc.	5.300%	10/15/13	2,075	2,163
CRH America Inc.	4.125%	1/15/16	8,500	8,836
CRH America Inc.	6.000%	9/30/16	3,900	4,344
Danaher Corp.	2.300%	6/23/16	1,500	1,579
Deere & Co.	6.950%	4/25/14	1,325	1,460
Embraer Overseas Ltd.	6.375%	1/24/17	825	930
General Dynamics Corp.	5.250%	2/1/14	6,100	6,484
General Dynamics Corp.	1.375%	1/15/15	6,000	6,117
Harsco Corp.	2.700%	10/15/15	3,200	3,221
Honeywell International Inc.	3.875%	2/15/14	5,400	5,654
Illinois Tool Works Inc.	5.150%	4/1/14	3,775	4,038
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	6,700	7,555
John Deere Capital Corp.	1.600%	3/3/14	1,600	1,627
John Deere Capital Corp.	2.950%	3/9/15	18,275	19,286
John Deere Capital Corp.	0.875%	4/17/15	9,175	9,237
John Deere Capital Corp.	1.850%	9/15/16	4,000	4,118
Joy Global Inc.	6.000%	11/15/16	875	1,008
L-3 Communications Corp.	3.950%	11/15/16	2,050	2,228
Lockheed Martin Corp.	2.125%	9/15/16	7,100	7,401

Northrop Grumman Corp.	3.700%	8/1/14	300	316
Northrop Grumman Corp.	1.850%	11/15/15	3,975	4,098
Owens Corning	6.500%	12/1/16	5,104	5,745
Raytheon Co.	1.400%	12/15/14	1,100	1,120
Raytheon Co.	1.625%	10/15/15	2,000	2,055
United Technologies Corp.	4.875%	5/1/15	2,300	2,554
United Technologies Corp.	1.200%	6/1/15	10,415	10,612
United Technologies Corp.	1.800%	6/1/17	7,525	7,807
Waste Management Inc.	5.000%	3/15/14	2,075	2,199
Waste Management Inc.	6.375%	3/11/15	1,600	1,803
Waste Management Inc.	2.600%	9/1/16	2,500	2,627

Communication (1.6%)
America Movil SAB de CV	5.500%	3/1/14	2,500	2,661
America Movil SAB de CV	5.750%	1/15/15	5,938	6,576
America Movil SAB de CV	3.625%	3/30/15	6,600	7,047
America Movil SAB de CV	2.375%	9/8/16	5,550	5,774
American Tower Corp.	4.625%	4/1/15	3,709	3,987
AT&T Inc.	5.100%	9/15/14	20,150	21,924
AT&T Inc.	2.500%	8/15/15	16,875	17,768
AT&T Inc.	2.950%	5/15/16	5,725	6,157
AT&T Inc.	5.625%	6/15/16	4,850	5,683
AT&T Inc.	1.600%	2/15/17	8,425	8,638
AT&T Inc.	1.700%	6/1/17	3,500	3,599
BellSouth Corp.	5.200%	9/15/14	200	217
British Telecommunications plc	2.000%	6/22/15	1,400	1,437
CBS Corp.	1.950%	7/1/17	1,925	1,973
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	6,005	6,454
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	20,200	21,497
CenturyLink Inc.	5.000%	2/15/15	700	742
CenturyLink Inc.	6.000%	4/1/17	1,650	1,849
Comcast Cable Communications LLC	8.875%	5/1/17	900	1,181
Comcast Corp.	5.300%	1/15/14	5,000	5,297
Comcast Corp.	6.500%	1/15/15	500	564
Comcast Corp.	5.850%	11/15/15	10,000	11,520
Comcast Corp.	5.900%	3/15/16	8,525	9,924
Comcast Corp.	4.950%	6/15/16	2,175	2,476
Comcast Corp.	6.500%	1/15/17	1,425	1,732
COX Communications Inc.	5.450%	12/15/14	5,529	6,085
COX Communications Inc.	5.500%	10/1/15	1,775	2,021
Deutsche Telekom International Finance BV	4.875%	7/8/14	2,675	2,854
Deutsche Telekom International Finance BV	5.750%	3/23/16	3,150	3,601
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	1,875	2,015
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	15,600	16,508
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	6,875	7,334
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	5,800	5,954
Embarq Corp.	7.082%	6/1/16	9,275	10,947
France Telecom SA	4.375%	7/8/14	10,575	11,172
France Telecom SA	2.125%	9/16/15	600	618
France Telecom SA	2.750%	9/14/16	2,050	2,139
NBCUniversal Media LLC	2.100%	4/1/14	5,000	5,104

NBCUniversal Media LLC	3.650%	4/30/15	1,250	1,342
NBCUniversal Media LLC	2.875%	4/1/16	9,250	9,836
News America Inc.	5.300%	12/15/14	1,450	1,596
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	2,325	2,357
Omnicom Group Inc.	5.900%	4/15/16	4,115	4,753
Qwest Corp.	6.500%	6/1/17	4,150	4,905
Reed Elsevier Capital Inc.	7.750%	1/15/14	3,900	4,228
Rogers Communications Inc.	6.375%	3/1/14	4,000	4,321
Rogers Communications Inc.	5.500%	3/15/14	2,150	2,299
Telecom Italia Capital SA	5.250%	11/15/13	1,925	1,990
Telecom Italia Capital SA	6.175%	6/18/14	14,005	14,731
Telecom Italia Capital SA	4.950%	9/30/14	7,014	7,272
Telecom Italia Capital SA	5.250%	10/1/15	2,000	2,107
Telefonica Emisiones SAU	4.949%	1/15/15	1,550	1,585
Telefonica Emisiones SAU	3.729%	4/27/15	5,825	5,828
Telefonica Emisiones SAU	3.992%	2/16/16	12,500	12,417
Thomson Reuters Corp.	5.700%	10/1/14	7,250	7,933
Time Warner Cable Inc.	7.500%	4/1/14	8,300	9,113
Time Warner Cable Inc.	3.500%	2/1/15	1,125	1,196
Time Warner Cable Inc.	5.850%	5/1/17	6,400	7,619
Verizon Communications Inc.	1.950%	3/28/14	16,180	16,555
Verizon Communications Inc.	5.550%	2/15/16	3,000	3,474
Verizon Communications Inc.	3.000%	4/1/16	9,500	10,244
Verizon Communications Inc.	2.000%	11/1/16	2,325	2,429
Vodafone Group plc	4.150%	6/10/14	12,225	12,943
Vodafone Group plc	3.375%	11/24/15	3,550	3,826
Vodafone Group plc	5.750%	3/15/16	5,250	6,063
Vodafone Group plc	5.625%	2/27/17	8,000	9,518
Vodafone Group plc	1.625%	3/20/17	5,200	5,315
Vodafone Group plc	1.250%	9/26/17	4,250	4,255
WPP Finance UK	8.000%	9/15/14	4,075	4,556

Consumer Cyclical (1.5%)
AutoZone Inc.	6.500%	1/15/14	5,000	5,351
Costco Wholesale Corp.	5.500%	3/15/17	2,225	2,689
CVS Caremark Corp.	4.875%	9/15/14	4,725	5,094
CVS Caremark Corp.	3.250%	5/18/15	8,400	8,935
CVS Caremark Corp.	6.125%	8/15/16	1,000	1,187
CVS Caremark Corp.	5.750%	6/1/17	5,330	6,427
Daimler Finance North America LLC	6.500%	11/15/13	4,850	5,169
3 Daimler Finance North America LLC	2.625%	9/15/16	975	1,011
eBay Inc.	0.875%	10/15/13	1,975	1,986
eBay Inc.	1.625%	10/15/15	1,975	2,040
eBay Inc.	1.350%	7/15/17	4,475	4,526
Ford Motor Credit Co. LLC	7.000%	10/1/13	10,125	10,709
Ford Motor Credit Co. LLC	8.000%	6/1/14	8,900	9,826
Ford Motor Credit Co. LLC	8.700%	10/1/14	4,200	4,757
Ford Motor Credit Co. LLC	3.875%	1/15/15	14,725	15,353
Ford Motor Credit Co. LLC	7.000%	4/15/15	5,075	5,682
Ford Motor Credit Co. LLC	2.750%	5/15/15	4,200	4,276
Ford Motor Credit Co. LLC	12.000%	5/15/15	2,150	2,670
Ford Motor Credit Co. LLC	5.625%	9/15/15	6,200	6,793
Ford Motor Credit Co. LLC	4.207%	4/15/16	12,700	13,446
Ford Motor Credit Co. LLC	3.984%	6/15/16	2,250	2,360
Ford Motor Credit Co. LLC	8.000%	12/15/16	5,300	6,369
Ford Motor Credit Co. LLC	4.250%	2/3/17	5,325	5,641
Ford Motor Credit Co. LLC	3.000%	6/12/17	1,550	1,576

Ford Motor Credit Co. LLC	6.625%	8/15/17	5,800	6,727
Home Depot Inc.	5.250%	12/16/13	4,625	4,894
Home Depot Inc.	5.400%	3/1/16	15,725	18,209
Hyatt Hotels Corp.	3.875%	8/15/16	1,075	1,141
Johnson Controls Inc.	1.750%	3/1/14	5,000	5,080
Johnson Controls Inc.	5.500%	1/15/16	1,300	1,479
Johnson Controls Inc.	2.600%	12/1/16	800	841
Lowe's Cos. Inc.	5.400%	10/15/16	4,525	5,262
Macy's Retail Holdings Inc.	7.875%	7/15/15	10,125	11,901
Macy's Retail Holdings Inc.	5.900%	12/1/16	5,700	6,656
Marriott International Inc.	6.200%	6/15/16	1,400	1,612
Marriott International Inc.	6.375%	6/15/17	1,275	1,516
McDonald's Corp.	0.750%	5/29/15	3,000	3,026
Nordstrom Inc.	6.750%	6/1/14	1,150	1,267
PACCAR Financial Corp.	1.050%	6/5/15	1,300	1,312
PACCAR Financial Corp.	1.600%	3/15/17	1,125	1,147
PACCAR Inc.	6.875%	2/15/14	4,450	4,827
Staples Inc.	9.750%	1/15/14	13,325	14,707
Starbucks Corp.	6.250%	8/15/17	1,250	1,527
Target Corp.	1.125%	7/18/14	1,050	1,064
Target Corp.	5.875%	7/15/16	3,225	3,821
Target Corp.	5.375%	5/1/17	850	1,015
Time Warner Inc.	3.150%	7/15/15	8,900	9,489
Toyota Motor Credit Corp.	1.000%	2/17/15	5,325	5,372
Toyota Motor Credit Corp.	3.200%	6/17/15	11,200	11,948
Toyota Motor Credit Corp.	0.875%	7/17/15	6,475	6,505
Toyota Motor Credit Corp.	2.800%	1/11/16	7,225	7,663
Toyota Motor Credit Corp.	2.050%	1/12/17	9,000	9,346
Viacom Inc.	4.375%	9/15/14	600	642
Viacom Inc.	1.250%	2/27/15	1,200	1,212
Viacom Inc.	4.250%	9/15/15	300	328
Viacom Inc.	6.250%	4/30/16	7,500	8,828
Viacom Inc.	2.500%	12/15/16	1,425	1,502
Viacom Inc.	3.500%	4/1/17	2,850	3,114
Wal-Mart Stores Inc.	1.625%	4/15/14	9,450	9,628
Wal-Mart Stores Inc.	3.200%	5/15/14	19,169	20,061
Wal-Mart Stores Inc.	2.875%	4/1/15	4,530	4,805
Wal-Mart Stores Inc.	2.250%	7/8/15	4,250	4,449
Wal-Mart Stores Inc.	1.500%	10/25/15	9,975	10,261
Walgreen Co.	1.000%	3/13/15	2,150	2,159
Walgreen Co.	1.800%	9/15/17	3,250	3,283
Walt Disney Co.	4.500%	12/15/13	325	341
Walt Disney Co.	6.200%	6/20/14	3,000	3,293
Walt Disney Co.	0.875%	12/1/14	9,950	10,057
Walt Disney Co.	1.350%	8/16/16	3,300	3,382
Walt Disney Co.	1.125%	2/15/17	6,000	6,082
Western Union Co.	6.500%	2/26/14	3,350	3,618
Western Union Co.	5.930%	10/1/16	2,150	2,533
Wyndham Worldwide Corp.	2.950%	3/1/17	3,475	3,504

Consumer Noncyclical (2.8%)
Abbott Laboratories	2.700%	5/27/15	3,900	4,130
Abbott Laboratories	5.875%	5/15/16	10,975	12,928
Altria Group Inc.	8.500%	11/10/13	1,355	1,471
Altria Group Inc.	7.750%	2/6/14	9,500	10,381
Altria Group Inc.	4.125%	9/11/15	9,425	10,332
AmerisourceBergen Corp.	5.875%	9/15/15	2,175	2,489

Amgen Inc.	1.875%	11/15/14	650	669
Amgen Inc.	4.850%	11/18/14	7,325	7,963
Amgen Inc.	2.300%	6/15/16	7,300	7,629
Amgen Inc.	2.500%	11/15/16	625	658
Amgen Inc.	2.125%	5/15/17	6,375	6,588
Amgen Inc.	5.850%	6/1/17	6,925	8,271
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	7,375	7,382
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	125	127
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	1,200	1,319
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	7,550	8,116
Anheuser-Busch InBev Worldwide Inc.	0.800%	7/15/15	5,000	5,024
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	9,800	10,459
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	8,925	9,037
Archer-Daniels-Midland Co.	8.375%	4/15/17	625	805
Baxter International Inc.	4.000%	3/1/14	1,650	1,731
Baxter International Inc.	4.625%	3/15/15	2,750	3,018
Baxter International Inc.	5.900%	9/1/16	3,300	3,932
Beam Inc.	6.375%	6/15/14	2,449	2,672
Beam Inc.	1.875%	5/15/17	875	897
Boston Scientific Corp.	4.500%	1/15/15	1,300	1,390
Boston Scientific Corp.	6.250%	11/15/15	8,000	9,091
Boston Scientific Corp.	6.400%	6/15/16	6,000	6,970
Boston Scientific Corp.	5.125%	1/12/17	1,850	2,068
Bottling Group LLC	5.000%	11/15/13	1,500	1,578
Bottling Group LLC	6.950%	3/15/14	9,325	10,188
Bristol-Myers Squibb Co.	0.875%	8/1/17	5,750	5,688
Brown-Forman Corp.	5.000%	2/1/14	290	307
Brown-Forman Corp.	2.500%	1/15/16	625	659
Bunge Ltd. Finance Corp.	5.350%	4/15/14	5,850	6,141
Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,925	2,080
Bunge Ltd. Finance Corp.	4.100%	3/15/16	1,375	1,468
Bunge Ltd. Finance Corp.	3.200%	6/15/17	3,475	3,641
Campbell Soup Co.	3.050%	7/15/17	1,975	2,129
Cardinal Health Inc.	4.000%	6/15/15	1,875	2,024
CareFusion Corp.	5.125%	8/1/14	5,975	6,395
Celgene Corp.	2.450%	10/15/15	1,600	1,661
Celgene Corp.	1.900%	8/15/17	2,150	2,179
Church & Dwight Co. Inc.	3.350%	12/15/15	1,225	1,298
Clorox Co.	5.000%	1/15/15	3,700	4,034
Coca-Cola Co.	0.750%	11/15/13	11,100	11,153
Coca-Cola Co.	3.625%	3/15/14	3,075	3,218
Coca-Cola Co.	1.500%	11/15/15	6,400	6,591
Coca-Cola Co.	1.800%	9/1/16	2,300	2,398
Coca-Cola Enterprises Inc.	2.125%	9/15/15	5,900	6,074
Coca-Cola HBC Finance BV	5.500%	9/17/15	2,000	2,161
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	5,375	5,889
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	1,700	1,844
Colgate-Palmolive Co.	0.600%	11/15/14	3,800	3,818
Colgate-Palmolive Co.	2.625%	5/1/17	3,085	3,315
ConAgra Foods Inc.	5.875%	4/15/14	450	485
Delhaize Group SA	5.875%	2/1/14	400	421
Delhaize Group SA	6.500%	6/15/17	1,600	1,784
DENTSPLY International Inc.	2.750%	8/15/16	1,500	1,551
Diageo Capital plc	5.500%	9/30/16	4,000	4,685
Diageo Capital plc	1.500%	5/11/17	4,925	5,012
Diageo Finance BV	5.300%	10/28/15	3,075	3,488
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	4,600	4,875

Eli Lilly & Co.	4.200%	3/6/14	2,425	2,556
Eli Lilly & Co.	5.200%	3/15/17	3,650	4,311
Express Scripts Holding Co.	6.250%	6/15/14	7,250	7,898
3 Express Scripts Holding Co.	2.100%	2/12/15	9,100	9,300
Express Scripts Holding Co.	3.125%	5/15/16	100	107
3 Express Scripts Holding Co.	2.650%	2/15/17	10,300	10,819
Genentech Inc.	4.750%	7/15/15	5,000	5,549
General Mills Inc.	5.200%	3/17/15	13,450	14,902
General Mills Inc.	5.700%	2/15/17	100	119
Gilead Sciences Inc.	2.400%	12/1/14	1,050	1,087
Gilead Sciences Inc.	3.050%	12/1/16	1,050	1,129
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	7,800	8,274
GlaxoSmithKline Capital plc	1.500%	5/8/17	7,750	7,883
Hasbro Inc.	6.125%	5/15/14	3,000	3,247
Hasbro Inc.	6.300%	9/15/17	375	440
Hershey Co.	5.450%	9/1/16	700	812
Hershey Co.	1.500%	11/1/16	3,225	3,321
HJ Heinz Co.	2.000%	9/12/16	1,800	1,869
HJ Heinz Co.	1.500%	3/1/17	600	609
Hospira Inc.	5.900%	6/15/14	675	725
Hospira Inc.	6.050%	3/30/17	1,000	1,154
Ingredion Inc.	3.200%	11/1/15	350	369
Johnson & Johnson	1.200%	5/15/14	7,375	7,484
Johnson & Johnson	5.550%	8/15/17	225	275
Kellogg Co.	5.125%	12/3/12	2,700	2,723
Kellogg Co.	1.875%	11/17/16	6,000	6,183
Kellogg Co.	1.750%	5/17/17	325	332
Kimberly-Clark Corp.	4.875%	8/15/15	175	196
Kimberly-Clark Corp.	6.125%	8/1/17	6,625	8,216
3 Kraft Foods Group Inc.	1.625%	6/4/15	2,000	2,031
3 Kraft Foods Group Inc.	2.250%	6/5/17	2,800	2,900
Mondelez International Inc.	5.250%	10/1/13	3,200	3,342
Mondelez International Inc.	6.750%	2/19/14	7,450	8,069
Mondelez International Inc.	4.125%	2/9/16	10,000	11,001
Mondelez International Inc.	6.500%	8/11/17	4,300	5,291
Kroger Co.	7.500%	1/15/14	14,400	15,626
Kroger Co.	3.900%	10/1/15	500	543
Kroger Co.	2.200%	1/15/17	1,075	1,101
Laboratory Corp. of America Holdings	2.200%	8/23/17	3,025	3,092
Life Technologies Corp.	4.400%	3/1/15	4,475	4,781
Life Technologies Corp.	3.500%	1/15/16	5,725	6,023
Lorillard Tobacco Co.	3.500%	8/4/16	2,150	2,281
Mattel Inc.	2.500%	11/1/16	1,150	1,203
McKesson Corp.	6.500%	2/15/14	1,465	1,578
McKesson Corp.	3.250%	3/1/16	7,500	8,058
Mead Johnson Nutrition Co.	3.500%	11/1/14	5,225	5,440
Medco Health Solutions Inc.	2.750%	9/15/15	7,575	7,918
Medtronic Inc.	4.500%	3/15/14	1,975	2,089
Medtronic Inc.	3.000%	3/15/15	5,300	5,606
Medtronic Inc.	2.625%	3/15/16	2,500	2,656
Merck & Co. Inc.	5.300%	12/1/13	4,375	4,622
Merck & Co. Inc.	4.750%	3/1/15	4,875	5,373
Merck & Co. Inc.	2.250%	1/15/16	18,300	19,240
Molson Coors Brewing Co.	2.000%	5/1/17	250	258
Novartis Capital Corp.	4.125%	2/10/14	7,450	7,816
Novartis Capital Corp.	2.900%	4/24/15	13,125	13,920
PepsiAmericas Inc.	4.375%	2/15/14	1,675	1,765

PepsiAmericas Inc.	4.875%	1/15/15	1,525	1,674
PepsiCo Inc.	3.750%	3/1/14	23,225	24,294
PepsiCo Inc.	3.100%	1/15/15	2,900	3,067
PepsiCo Inc.	2.500%	5/10/16	5,000	5,291
Pfizer Inc.	4.500%	2/15/14	925	977
Pfizer Inc.	5.350%	3/15/15	19,850	22,179
Philip Morris International Inc.	6.875%	3/17/14	1,825	1,997
Philip Morris International Inc.	2.500%	5/16/16	6,000	6,349
Philip Morris International Inc.	1.625%	3/20/17	225	231
Philip Morris International Inc.	1.125%	8/21/17	6,025	6,022
Procter & Gamble Co.	0.700%	8/15/14	7,000	7,045
Procter & Gamble Co.	3.500%	2/15/15	3,525	3,771
Procter & Gamble Co.	1.800%	11/15/15	5,075	5,270
Procter & Gamble Co.	4.850%	12/15/15	4,500	5,089
Procter & Gamble Co.	1.450%	8/15/16	3,450	3,545
Quest Diagnostics Inc.	3.200%	4/1/16	2,100	2,226
Reynolds American Inc.	7.625%	6/1/16	375	452
Reynolds American Inc.	6.750%	6/15/17	4,725	5,730
Safeway Inc.	6.250%	3/15/14	12,925	13,786
Sanofi	1.625%	3/28/14	1,175	1,196
Sanofi	1.200%	9/30/14	3,750	3,805
Sanofi	2.625%	3/29/16	10,050	10,660
St. Jude Medical Inc.	3.750%	7/15/14	2,950	3,111
Stryker Corp.	3.000%	1/15/15	1,500	1,581
Stryker Corp.	2.000%	9/30/16	3,075	3,202
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	2,750	2,896
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	7,100	7,545
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	1,825	1,868
Thermo Fisher Scientific Inc.	2.050%	2/21/14	150	153
Thermo Fisher Scientific Inc.	3.250%	11/20/14	1,275	1,342
Thermo Fisher Scientific Inc.	3.200%	5/1/15	1,600	1,693
Thermo Fisher Scientific Inc.	3.200%	3/1/16	3,300	3,519
Thermo Fisher Scientific Inc.	2.250%	8/15/16	8,000	8,308
Unilever Capital Corp.	3.650%	2/15/14	1,350	1,411
Unilever Capital Corp.	0.450%	7/30/15	1,150	1,147
Unilever Capital Corp.	0.850%	8/2/17	1,075	1,065
Watson Pharmaceuticals Inc.	5.000%	8/15/14	4,000	4,293
Whirlpool Corp.	5.500%	3/1/13	4,225	4,309
Whirlpool Corp.	8.600%	5/1/14	1,100	1,223
Wyeth LLC	5.500%	2/1/14	2,950	3,153
Wyeth LLC	5.500%	2/15/16	5,600	6,494
Wyeth LLC	5.450%	4/1/17	900	1,073
Zimmer Holdings Inc.	1.400%	11/30/14	1,075	1,082

Energy (1.1%)
Anadarko Petroleum Corp.	7.625%	3/15/14	14,175	15,484
Anadarko Petroleum Corp.	5.750%	6/15/14	900	967
Anadarko Petroleum Corp.	6.375%	9/15/17	7,250	8,751
Apache Corp.	1.750%	4/15/17	7,050	7,298
BP Capital Markets plc	5.250%	11/7/13	11,350	11,939
BP Capital Markets plc	3.625%	5/8/14	8,950	9,387
BP Capital Markets plc	1.700%	12/5/14	4,275	4,383
BP Capital Markets plc	3.875%	3/10/15	10,925	11,733
BP Capital Markets plc	3.125%	10/1/15	14,525	15,493
BP Capital Markets plc	3.200%	3/11/16	10,300	11,051
BP Capital Markets plc	1.846%	5/5/17	2,000	2,043

Canadian Natural Resources Ltd.	1.450%	11/14/14	1,300	1,321
Canadian Natural Resources Ltd.	4.900%	12/1/14	550	599
Canadian Natural Resources Ltd.	6.000%	8/15/16	4,000	4,729
Canadian Natural Resources Ltd.	5.700%	5/15/17	4,075	4,838
Cenovus Energy Inc.	4.500%	9/15/14	2,950	3,165
Chevron Corp.	3.950%	3/3/14	9,425	9,895
ConocoPhillips	4.750%	2/1/14	3,951	4,174
ConocoPhillips	4.600%	1/15/15	11,600	12,663
Devon Energy Corp.	2.400%	7/15/16	1,800	1,880
Devon Energy Corp.	1.875%	5/15/17	4,350	4,437
Diamond Offshore Drilling Inc.	5.150%	9/1/14	2,000	2,171
Encana Corp.	4.750%	10/15/13	1,125	1,169
EnCana Holdings Finance Corp.	5.800%	5/1/14	3,550	3,809
Ensco plc	3.250%	3/15/16	6,400	6,836
EOG Resources Inc.	6.125%	10/1/13	1,200	1,266
EOG Resources Inc.	2.950%	6/1/15	1,525	1,613
FMC Technologies Inc.	2.000%	10/1/17	650	656
Husky Energy Inc.	5.900%	6/15/14	2,425	2,632
Marathon Petroleum Corp.	3.500%	3/1/16	3,550	3,778
Noble Holding International Ltd.	3.450%	8/1/15	5,100	5,388
Noble Holding International Ltd.	2.500%	3/15/17	700	719
Occidental Petroleum Corp.	1.450%	12/13/13	3,750	3,799
Occidental Petroleum Corp.	2.500%	2/1/16	2,200	2,328
Occidental Petroleum Corp.	4.125%	6/1/16	2,800	3,125
Occidental Petroleum Corp.	1.750%	2/15/17	10,500	10,874
PC Financial Partnership	5.000%	11/15/14	2,000	2,170
Petrohawk Energy Corp.	10.500%	8/1/14	2,400	2,604
Petrohawk Energy Corp.	7.875%	6/1/15	2,400	2,502
3 Phillips 66	2.950%	5/1/17	5,800	6,135
Shell International Finance BV	4.000%	3/21/14	21,850	22,978
Shell International Finance BV	3.100%	6/28/15	1,950	2,085
Shell International Finance BV	3.250%	9/22/15	2,350	2,536
Shell International Finance BV	1.125%	8/21/17	4,350	4,371
Talisman Energy Inc.	5.125%	5/15/15	4,150	4,497
Total Capital Canada Ltd.	1.625%	1/28/14	2,600	2,645
Total Capital International SA	0.750%	1/25/16	3,200	3,210
Total Capital International SA	1.500%	2/17/17	3,500	3,562
Total Capital International SA	1.550%	6/28/17	6,650	6,771
Total Capital SA	3.000%	6/24/15	6,725	7,163
Total Capital SA	3.125%	10/2/15	100	107
Total Capital SA	2.300%	3/15/16	10,225	10,712
Transocean Inc.	4.950%	11/15/15	6,850	7,500
Transocean Inc.	5.050%	12/15/16	4,475	5,002
Valero Energy Corp.	4.500%	2/1/15	300	323
Valero Energy Corp.	6.125%	6/15/17	2,150	2,604
Weatherford International Inc.	6.350%	6/15/17	235	274
XTO Energy Inc.	6.250%	8/1/17	1,522	1,916

Other Industrial (0.0%)
Yale University Connecticut GO	2.900%	10/15/14	1,825	1,916

Technology (1.2%)
Adobe Systems Inc.	3.250%	2/1/15	2,925	3,085
Agilent Technologies Inc.	5.500%	9/14/15	3,180	3,578
Altera Corp.	1.750%	5/15/17	2,800	2,869
Amphenol Corp.	4.750%	11/15/14	2,775	2,976
Analog Devices Inc.	5.000%	7/1/14	850	916

Analog Devices Inc.	3.000%	4/15/16	2,000	2,154
Applied Materials Inc.	2.650%	6/15/16	2,500	2,644
Arrow Electronics Inc.	3.375%	11/1/15	4,200	4,391
Avnet Inc.	6.625%	9/15/16	1,400	1,596
Broadcom Corp.	1.500%	11/1/13	5,400	5,456
CA Inc.	6.125%	12/1/14	5,000	5,496
Cisco Systems Inc.	1.625%	3/14/14	20,000	20,381
Cisco Systems Inc.	2.900%	11/17/14	8,900	9,388
Cisco Systems Inc.	5.500%	2/22/16	5,750	6,688
Dell Inc.	2.100%	4/1/14	3,200	3,248
Dell Inc.	2.300%	9/10/15	1,100	1,143
Dell Inc.	3.100%	4/1/16	4,350	4,626
Dun & Bradstreet Corp.	2.875%	11/15/15	875	902
Equifax Inc.	4.450%	12/1/14	1,000	1,061
Fiserv Inc.	3.125%	6/15/16	675	710
Google Inc.	1.250%	5/19/14	50	51
Google Inc.	2.125%	5/19/16	5,575	5,874
Hewlett-Packard Co.	6.125%	3/1/14	7,450	7,959
Hewlett-Packard Co.	1.550%	5/30/14	2,250	2,261
Hewlett-Packard Co.	4.750%	6/2/14	8,300	8,754
Hewlett-Packard Co.	2.625%	12/9/14	5,375	5,520
Hewlett-Packard Co.	2.350%	3/15/15	3,850	3,921
Hewlett-Packard Co.	2.125%	9/13/15	7,825	7,942
Hewlett-Packard Co.	2.200%	12/1/15	6,350	6,470
Hewlett-Packard Co.	3.000%	9/15/16	8,600	8,900
Hewlett-Packard Co.	3.300%	12/9/16	2,775	2,893
Hewlett-Packard Co.	2.600%	9/15/17	5,200	5,218
IBM International Group Capital LLC	5.050%	10/22/12	7,400	7,418
Intel Corp.	1.950%	10/1/16	6,500	6,818
International Business Machines Corp.	1.250%	5/12/14	4,400	4,458
International Business Machines Corp.	0.875%	10/31/14	5,000	5,039
International Business Machines Corp.	0.550%	2/6/15	5,200	5,212
International Business Machines Corp.	2.000%	1/5/16	9,700	10,139
International Business Machines Corp.	1.950%	7/22/16	10,500	10,961
International Business Machines Corp.	5.700%	9/14/17	14,050	17,202
Juniper Networks Inc.	3.100%	3/15/16	500	523
Microsoft Corp.	2.950%	6/1/14	7,450	7,775
Microsoft Corp.	1.625%	9/25/15	14,300	14,803
Microsoft Corp.	2.500%	2/8/16	3,900	4,169
National Semiconductor Corp.	6.600%	6/15/17	2,575	3,223
Oracle Corp.	3.750%	7/8/14	11,400	12,061
Oracle Corp.	5.250%	1/15/16	3,189	3,669
Pitney Bowes Inc.	4.875%	8/15/14	2,025	2,124
Pitney Bowes Inc.	4.750%	1/15/16	5,150	5,504
Symantec Corp.	2.750%	9/15/15	3,375	3,504
Symantec Corp.	2.750%	6/15/17	525	540
Texas Instruments Inc.	1.375%	5/15/14	2,125	2,159
Texas Instruments Inc.	0.450%	8/3/15	1,300	1,297
Texas Instruments Inc.	2.375%	5/16/16	5,725	6,064
Tyco Electronics Group SA	1.600%	2/3/15	2,800	2,839
Xerox Corp.	8.250%	5/15/14	2,355	2,615
Xerox Corp.	4.250%	2/15/15	14,825	15,746
Xerox Corp.	6.400%	3/15/16	3,000	3,434

Transportation (0.2%)
Burlington Northern Santa Fe LLC	5.650%	5/1/17	3,350	3,999
Canadian National Railway Co.	5.800%	6/1/16	1,250	1,465

Canadian National Railway Co.	1.450%	12/15/16	1,425	1,456
CSX Corp.	6.250%	4/1/15	4,625	5,246
CSX Corp.	5.600%	5/1/17	2,400	2,824
JB Hunt Transport Services Inc.	3.375%	9/15/15	3,100	3,207
Norfolk Southern Corp.	5.257%	9/17/14	1,250	1,359
Norfolk Southern Corp.	5.750%	1/15/16	3,697	4,239
Norfolk Southern Corp.	7.700%	5/15/17	1,600	2,021
Ryder System Inc.	5.850%	3/1/14	2,850	3,031
Ryder System Inc.	3.150%	3/2/15	1,450	1,507
Ryder System Inc.	7.200%	9/1/15	1,480	1,712
Ryder System Inc.	3.600%	3/1/16	4,000	4,250
Ryder System Inc.	5.850%	11/1/16	100	115
Ryder System Inc.	2.500%	3/1/17	2,400	2,440
4 United Air Lines Inc. 2009-2 Class A Pass
Through Trusts	9.750%	1/15/17	4,554	5,237
United Parcel Service Inc.	3.875%	4/1/14	4,625	4,867
				2,643,989
Utilities (1.3%)
Electric (0.9%)
Arizona Public Service Co.	5.800%	6/30/14	3,500	3,806
Arizona Public Service Co.	4.650%	5/15/15	975	1,063
Baltimore Gas & Electric Co.	5.900%	10/1/16	550	646
Carolina Power & Light Co.	5.150%	4/1/15	2,000	2,225
Carolina Power & Light Co.	5.250%	12/15/15	3,000	3,431
Cleveland Electric Illuminating Co.	5.700%	4/1/17	1,000	1,130
Commonwealth Edison Co.	1.625%	1/15/14	1,375	1,393
Commonwealth Edison Co.	4.700%	4/15/15	3,045	3,341
Commonwealth Edison Co.	5.950%	8/15/16	1,975	2,327
Commonwealth Edison Co.	6.150%	9/15/17	2,525	3,096
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	4,000	4,058
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	3,400	3,997
Constellation Energy Group Inc.	4.550%	6/15/15	2,150	2,337
Consumers Energy Co.	5.500%	8/15/16	2,550	2,971
Dayton Power & Light Co.	5.125%	10/1/13	1,875	1,957
Dominion Resources Inc.	1.800%	3/15/14	3,250	3,304
Dominion Resources Inc.	5.150%	7/15/15	1,895	2,107
Dominion Resources Inc.	1.950%	8/15/16	1,550	1,607
Duke Energy Carolinas LLC	5.750%	11/15/13	1,500	1,589
Duke Energy Carolinas LLC	1.750%	12/15/16	5,000	5,176
Duke Energy Corp.	6.300%	2/1/14	8,250	8,849
Duke Energy Corp.	3.350%	4/1/15	7,375	7,805
Enersis SA	7.375%	1/15/14	1,000	1,067
Exelon Corp.	4.900%	6/15/15	5,475	6,016
Exelon Generation Co. LLC	5.350%	1/15/14	4,425	4,665
FirstEnergy Solutions Corp.	4.800%	2/15/15	4,975	5,374
Florida Power Corp.	5.100%	12/1/15	1,175	1,324
Georgia Power Co.	6.000%	11/1/13	2,000	2,117
Georgia Power Co.	0.750%	8/10/15	1,600	1,605
Georgia Power Co.	3.000%	4/15/16	2,400	2,584
Georgia Power Co.	5.700%	6/1/17	3,700	4,470
4 Integrys Energy Group Inc.	6.110%	12/1/66	1,000	1,050
Jersey Central Power & Light Co.	5.650%	6/1/17	2,200	2,584
Kentucky Utilities Co.	1.625%	11/1/15	2,550	2,622
LG&E & KU Energy LLC	2.125%	11/15/15	2,650	2,700
Louisville Gas & Electric Co.	1.625%	11/15/15	5,500	5,652
MidAmerican Energy Co.	5.950%	7/15/17	925	1,124
MidAmerican Energy Holdings Co.	5.000%	2/15/14	600	635

Mississippi Power Co.	2.350%	10/15/16	3,075	3,223
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	7,150	7,422
National Rural Utilities Cooperative Finance
Corp.	3.875%	9/16/15	3,250	3,534
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	1,200	1,282
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	300	356
Nevada Power Co.	5.875%	1/15/15	1,500	1,668
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	3,775	3,840
NextEra Energy Capital Holdings Inc.	1.200%	6/1/15	100	101
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	1,900	1,972
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	3,500	4,213
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,225	2,353
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	1,050	1,123
Northern States Power Co.	1.950%	8/15/15	1,200	1,244
NSTAR Electric Co.	4.875%	4/15/14	1,500	1,596
Ohio Edison Co.	6.400%	7/15/16	1,200	1,422
Ohio Power Co.	5.750%	9/1/13	1,575	1,650
Ohio Power Co.	6.000%	6/1/16	425	494
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	3,000	3,334
Pacific Gas & Electric Co.	6.250%	12/1/13	355	378
Pacific Gas & Electric Co.	4.800%	3/1/14	12,600	13,333
Peco Energy Co.	5.000%	10/1/14	1,480	1,608
Pepco Holdings Inc.	2.700%	10/1/15	2,200	2,290
PSEG Power LLC	5.500%	12/1/15	3,000	3,346
PSEG Power LLC	2.750%	9/15/16	300	314
Public Service Co. of Colorado	5.500%	4/1/14	1,000	1,074
Public Service Electric & Gas Co.	6.330%	11/1/13	355	377
Public Service Electric & Gas Co.	0.850%	8/15/14	4,000	4,026
Public Service Electric & Gas Co.	2.700%	5/1/15	1,125	1,184
Scottish Power Ltd.	5.375%	3/15/15	3,000	3,181
Southern California Edison Co.	5.000%	1/15/14	2,000	2,118
Southern California Edison Co.	5.750%	3/15/14	300	323
Southern California Edison Co.	4.150%	9/15/14	3,000	3,205
Southern Co.	4.150%	5/15/14	800	845
Southern Co.	2.375%	9/15/15	4,810	5,038
Southwestern Electric Power Co.	5.550%	1/15/17	2,825	3,200
TECO Finance Inc.	4.000%	3/15/16	375	408
TransAlta Corp.	4.750%	1/15/15	2,988	3,156
Virginia Electric & Power Co.	5.100%	11/30/12	8,025	8,084
Wisconsin Electric Power Co.	6.000%	4/1/14	2,407	2,602
4 Wisconsin Energy Corp.	6.250%	5/15/67	2,400	2,562

Natural Gas (0.4%)
Atmos Energy Corp.	4.950%	10/15/14	4,400	4,761
Boardwalk Pipelines LP	5.500%	2/1/17	2,025	2,233
Colorado Interstate Gas Co. LLC	6.800%	11/15/15	8,750	10,154
DCP Midstream Operating LP	3.250%	10/1/15	1,000	1,026
El Paso Natural Gas Co. LLC	5.950%	4/15/17	3,025	3,484
Enbridge Inc.	4.900%	3/1/15	4,950	5,396
Energy Transfer Partners LP	8.500%	4/15/14	2,828	3,124
Energy Transfer Partners LP	6.125%	2/15/17	4,200	4,825
5 Enron Corp.	9.125%	4/1/03	2,000	—
5 Enron Corp.	7.625%	9/10/04	1,000	—
Enterprise Products Operating LLC	9.750%	1/31/14	2,100	2,343

Enterprise Products Operating LLC	5.600%	10/15/14	100	109
Enterprise Products Operating LLC	3.200%	2/1/16	10,300	10,951
Enterprise Products Operating LLC	6.300%	9/15/17	2,400	2,920
5 HNG Internorth	9.625%	3/15/06	1,500	—
Kinder Morgan Energy Partners LP	5.000%	12/15/13	1,800	1,891
Kinder Morgan Energy Partners LP	3.500%	3/1/16	1,300	1,400
Kinder Morgan Energy Partners LP	6.000%	2/1/17	1,000	1,174
National Grid plc	6.300%	8/1/16	5,450	6,319
ONEOK Inc.	5.200%	6/15/15	1,825	1,987
ONEOK Partners LP	3.250%	2/1/16	6,100	6,432
ONEOK Partners LP	2.000%	10/1/17	900	916
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	2,500	2,972
Sempra Energy	2.000%	3/15/14	300	305
Sempra Energy	6.500%	6/1/16	1,500	1,788
Sempra Energy	2.300%	4/1/17	8,900	9,309
3 Southern Natural Gas Co. LLC	5.900%	4/1/17	1,325	1,555
Spectra Energy Capital LLC	5.668%	8/15/14	1,000	1,083
Texas Gas Transmission LLC	4.600%	6/1/15	325	353
TransCanada PipeLines Ltd.	3.400%	6/1/15	8,700	9,315
Williams Partners LP	3.800%	2/15/15	3,225	3,429
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	2,100	2,574

				321,411
Total Corporate Bonds (Cost $5,150,411)				5,347,012
Sovereign Bonds (U.S. Dollar-Denominated) (7.3%)
African Development Bank	3.000%	5/27/14	15,375	16,023
African Development Bank	6.875%	10/15/15	105	120
African Development Bank	1.125%	3/15/17	7,000	7,113
Asian Development Bank	2.750%	5/21/14	24,500	25,423
Asian Development Bank	0.875%	6/10/14	12,930	13,048
Asian Development Bank	2.625%	2/9/15	17,550	18,448
Asian Development Bank	0.500%	8/17/15	1,000	1,004
Asian Development Bank	2.500%	3/15/16	12,550	13,360
Asian Development Bank	1.125%	3/15/17	7,300	7,444
Asian Development Bank	5.250%	6/12/17	2,300	2,776
Banco do Brasil SA	3.875%	1/23/17	2,275	2,368
Canada	2.375%	9/10/14	9,100	9,503
Canada	0.875%	2/14/17	23,800	24,138
China Development Bank Corp.	4.750%	10/8/14	1,375	1,467
China Development Bank Corp.	5.000%	10/15/15	3,450	3,809
Corp. Andina de Fomento	5.125%	5/5/15	2,925	3,175
Corp. Andina de Fomento	3.750%	1/15/16	5,783	6,062
Corp. Andina de Fomento	5.750%	1/12/17	400	456
Council Of Europe Development Bank	1.500%	1/15/15	3,000	3,061
Council Of Europe Development Bank	2.750%	2/10/15	3,700	3,878
Council Of Europe Development Bank	2.625%	2/16/16	4,600	4,864
Council Of Europe Development Bank	1.250%	9/22/16	6,000	6,080
Council Of Europe Development Bank	1.500%	2/22/17	1,750	1,791
Council Of Europe Development Bank	1.500%	6/19/17	5,175	5,304
6 Development Bank of Japan Inc.	5.125%	2/1/17	3,700	4,358
European Bank for Reconstruction &
Development	5.000%	5/19/14	3,400	3,637
European Bank for Reconstruction &
Development	2.750%	4/20/15	6,250	6,567

European Bank for Reconstruction &
Development	1.625%	9/3/15	1,750	1,809
European Bank for Reconstruction &
Development	2.500%	3/15/16	11,950	12,658
European Bank for Reconstruction &
Development	1.375%	10/20/16	7,600	7,800
European Bank for Reconstruction &
Development	1.000%	2/16/17	5,000	5,067
European Bank for Reconstruction &
Development	0.750%	9/1/17	8,625	8,623
European Investment Bank	1.250%	2/14/14	64,625	65,374
European Investment Bank	2.375%	3/14/14	9,175	9,425
European Investment Bank	3.000%	4/8/14	8,000	8,303
European Investment Bank	1.500%	5/15/14	24,825	25,247
European Investment Bank	4.625%	5/15/14	5,829	6,217
European Investment Bank	3.125%	6/4/14	28,950	30,195
European Investment Bank	1.125%	8/15/14	29,050	29,423
European Investment Bank	0.875%	12/15/14	11,625	11,730
European Investment Bank	2.875%	1/15/15	11,000	11,578
European Investment Bank	2.750%	3/23/15	11,225	11,829
European Investment Bank	1.125%	4/15/15	5,550	5,633
European Investment Bank	1.625%	9/1/15	22,950	23,645
European Investment Bank	1.375%	10/20/15	13,500	13,830
European Investment Bank	4.625%	10/20/15	1,095	1,227
European Investment Bank	2.250%	3/15/16	9,350	9,809
European Investment Bank	2.500%	5/16/16	12,900	13,678
European Investment Bank	2.125%	7/15/16	19,900	20,876
European Investment Bank	5.125%	9/13/16	4,000	4,669
European Investment Bank	1.250%	10/14/16	22,000	22,396
European Investment Bank	4.875%	1/17/17	7,100	8,273
European Investment Bank	1.750%	3/15/17	25,000	25,958
European Investment Bank	5.125%	5/30/17	5,000	5,953
European Investment Bank	1.625%	6/15/17	19,000	19,601
Export Development Canada	3.125%	4/24/14	8,150	8,524
Export Development Canada	1.500%	5/15/14	7,200	7,346
Export Development Canada	2.250%	5/28/15	4,725	4,968
Export Development Canada	1.250%	10/27/15	3,000	3,092
Export Development Canada	1.250%	10/26/16	4,000	4,131
Export-Import Bank of Korea	8.125%	1/21/14	8,400	9,144
Export-Import Bank of Korea	5.875%	1/14/15	5,375	5,907
Export-Import Bank of Korea	5.125%	3/16/15	1,700	1,848
Export-Import Bank of Korea	4.125%	9/9/15	7,125	7,659
Export-Import Bank of Korea	3.750%	10/20/16	2,400	2,586
Export-Import Bank of Korea	4.000%	1/11/17	6,075	6,608
Federative Republic of Brazil	10.500%	7/14/14	5,725	6,709
Federative Republic of Brazil	7.875%	3/7/15	12,025	14,021
Federative Republic of Brazil	6.000%	1/17/17	9,600	11,462
Hydro-Quebec	2.000%	6/30/16	7,905	8,187
Hydro-Quebec	1.375%	6/19/17	1,800	1,826
Inter-American Development Bank	0.375%	11/8/13	5,000	4,992
Inter-American Development Bank	3.000%	4/22/14	10,650	11,081
Inter-American Development Bank	4.500%	9/15/14	3,000	3,231
Inter-American Development Bank	2.250%	7/15/15	8,125	8,509
Inter-American Development Bank	0.500%	8/17/15	5,950	5,976
Inter-American Development Bank	4.250%	9/14/15	5,550	6,175
Inter-American Development Bank	1.375%	10/18/16	16,750	17,243
Inter-American Development Bank	1.125%	3/15/17	8,850	9,034

Inter-American Development Bank	2.375%	8/15/17	7,800	8,402
International Bank for Reconstruction &
Development	3.500%	10/8/13	9,490	9,789
International Bank for Reconstruction &
Development	0.500%	11/26/13	8,100	8,120
International Bank for Reconstruction &
Development	1.125%	8/25/14	10,000	10,140
International Bank for Reconstruction &
Development	2.375%	5/26/15	26,110	27,499
International Bank for Reconstruction &
Development	2.125%	3/15/16	35,625	37,546
International Bank for Reconstruction &
Development	5.000%	4/1/16	4,600	5,324
International Bank for Reconstruction &
Development	1.000%	9/15/16	23,200	23,548
International Bank for Reconstruction &
Development	0.875%	4/17/17	19,500	19,701
International Finance Corp.	3.000%	4/22/14	23,165	24,099
International Finance Corp.	2.750%	4/20/15	13,550	14,376
International Finance Corp.	1.125%	11/23/16	19,400	19,817
International Finance Corp.	1.000%	4/24/17	4,800	4,858
6 Japan Bank for International Cooperation	2.875%	2/2/15	7,400	7,797
6 Japan Bank for International Cooperation	1.875%	9/24/15	4,200	4,351
6 Japan Bank for International Cooperation	2.500%	1/21/16	6,200	6,561
6 Japan Bank for International Cooperation	2.500%	5/18/16	6,300	6,700
6 Japan Bank for International Cooperation	2.250%	7/13/16	12,480	13,168
6 Japan Bank for International Cooperation	1.125%	7/19/17	7,325	7,380
6 Japan Finance Organization for Municipalities	4.625%	4/21/15	5,075	5,584
6 Japan Finance Organization for Municipalities	5.000%	5/16/17	3,800	4,474
7 KFW	4.000%	10/15/13	6,125	6,350
7 KFW	1.375%	1/13/14	21,775	21,995
7 KFW	3.500%	3/10/14	9,425	9,826
7 KFW	1.500%	4/4/14	29,900	30,377
7 KFW	2.750%	10/21/14	20,825	21,745
7 KFW	1.000%	1/12/15	17,450	17,665
7 KFW	2.625%	3/3/15	10,650	11,167
7 KFW	0.625%	4/24/15	17,250	17,249
7 KFW	1.250%	10/26/15	26,725	27,331
7 KFW	2.625%	2/16/16	18,050	19,266
7 KFW	5.125%	3/14/16	11,875	13,659
7 KFW	2.000%	6/1/16	18,925	19,809
7 KFW	1.250%	10/5/16	24,100	24,617
7 KFW	1.250%	2/15/17	23,350	23,845
7 KFW	0.875%	9/5/17	12,600	12,606
Korea Development Bank	8.000%	1/23/14	5,000	5,433
Korea Development Bank	4.375%	8/10/15	11,275	12,177
Korea Development Bank	3.250%	3/9/16	1,875	1,968
Korea Development Bank	3.875%	5/4/17	4,600	4,993
Korea Development Bank	3.500%	8/22/17	6,500	6,981
Korea Finance Corp.	3.250%	9/20/16	4,200	4,415
Korea Finance Corp.	2.250%	8/7/17	2,650	2,680
7 Landwirtschaftliche Rentenbank	2.500%	2/15/16	10,150	10,785
7 Landwirtschaftliche Rentenbank	2.125%	7/15/16	11,400	12,020
7 Landwirtschaftliche Rentenbank	5.000%	11/8/16	100	116
7 Landwirtschaftliche Rentenbank	5.125%	2/1/17	6,690	7,901
7 Landwirtschaftliche Rentenbank	0.875%	9/12/17	6,125	6,113
Nordic Investment Bank	2.625%	10/6/14	6,700	6,980

Nordic Investment Bank	2.500%	7/15/15	2,625	2,777
Nordic Investment Bank	2.250%	3/15/16	6,475	6,861
Nordic Investment Bank	5.000%	2/1/17	7,650	9,008
Nordic Investment Bank	1.000%	3/7/17	4,850	4,901
8 Oesterreichische Kontrollbank AG	1.375%	1/21/14	300	304
8 Oesterreichische Kontrollbank AG	1.125%	7/6/15	5,300	5,361
8 Oesterreichische Kontrollbank AG	1.750%	10/5/15	12,075	12,414
8 Oesterreichische Kontrollbank AG	4.875%	2/16/16	5,329	5,991
8 Oesterreichische Kontrollbank AG	2.000%	6/3/16	7,850	8,126
Pemex Project Funding Master Trust	7.375%	12/15/14	180	204
Petrobras International Finance Co. - Pifco	7.750%	9/15/14	1,625	1,812
Petrobras International Finance Co. - Pifco	3.875%	1/27/16	17,425	18,437
Petrobras International Finance Co. - Pifco	3.500%	2/6/17	8,700	9,091
Petroleos Mexicanos	4.875%	3/15/15	9,550	10,262
Province of British Columbia	2.850%	6/15/15	6,125	6,522
Province of British Columbia	2.100%	5/18/16	8,500	8,983
Province of British Columbia	1.200%	4/25/17	4,000	4,085
Province of Manitoba	1.375%	4/28/14	1,600	1,626
Province of Manitoba	2.625%	7/15/15	4,525	4,781
Province of Manitoba	4.900%	12/6/16	4,000	4,694
Province of New Brunswick	5.200%	2/21/17	200	237
Province of Nova Scotia	2.375%	7/21/15	4,250	4,466
Province of Nova Scotia	5.125%	1/26/17	245	288
Province of Ontario	1.375%	1/27/14	3,425	3,473
Province of Ontario	4.100%	6/16/14	57,625	61,195
Province of Ontario	4.500%	2/3/15	1,310	1,431
Province of Ontario	2.950%	2/5/15	18,525	19,559
Province of Ontario	0.950%	5/26/15	6,875	6,948
Province of Ontario	2.700%	6/16/15	5,750	6,072
Province of Ontario	1.875%	9/15/15	900	931
Province of Ontario	2.300%	5/10/16	14,300	15,047
Province of Ontario	1.600%	9/21/16	10,600	10,920
Quebec	4.875%	5/5/14	7,700	8,252
Quebec	4.600%	5/26/15	7,400	8,202
Quebec	5.125%	11/14/16	8,800	10,355
Republic of Columbia	8.250%	12/22/14	4,600	5,312
Republic of Columbia	7.375%	1/27/17	600	744
Republic of Italy	4.500%	1/21/15	13,750	14,224
Republic of Italy	3.125%	1/26/15	16,700	16,790
Republic of Italy	4.750%	1/25/16	13,000	13,386
Republic of Italy	5.250%	9/20/16	19,200	20,081
Republic of Korea	5.750%	4/16/14	6,350	6,815
Republic of Korea	4.875%	9/22/14	3,925	4,226
Republic of Panama	7.250%	3/15/15	6,000	6,871
Republic of Peru	9.875%	2/6/15	2,500	2,994
Republic of Poland	5.250%	1/15/14	3,975	4,184
Republic of Poland	3.875%	7/16/15	14,895	15,863
Republic of South Africa	6.500%	6/2/14	5,050	5,499
State of Israel	5.125%	3/1/14	2,000	2,104
State of Israel	5.500%	11/9/16	4,025	4,624
Statoil ASA	3.875%	4/15/14	1,150	1,209
Statoil ASA	2.900%	10/15/14	4,900	5,135
Statoil ASA	1.800%	11/23/16	2,375	2,466
Statoil ASA	3.125%	8/17/17	4,700	5,172
Svensk Exportkredit AB	3.250%	9/16/14	5,250	5,506
Svensk Exportkredit AB	1.750%	10/20/15	4,400	4,525
Svensk Exportkredit AB	2.125%	7/13/16	5,500	5,707

Svensk Exportkredit AB	5.125%	3/1/17	6,250	7,299
Svensk Exportkredit AB	1.750%	5/30/17	1,975	2,015
United Mexican States	5.875%	2/17/14	14,650	15,588
United Mexican States	6.625%	3/3/15	7,900	8,935
United Mexican States	11.375%	9/15/16	4,625	6,406
United Mexican States	5.625%	1/15/17	13,375	15,670
Total Sovereign Bonds (Cost $1,853,620)				1,908,631
Taxable Municipal Bonds (0.1%)
California Educational Facilities Authority
Revenue (Stanford University)	3.625%	5/1/14	1,600	1,680
California GO	5.250%	4/1/14	2,300	2,450
California GO	3.950%	11/1/15	3,300	3,579
California GO	5.950%	4/1/16	2,800	3,180
Howard Hughes Medical Institute Maryland
Revenue	3.450%	9/1/14	1,100	1,165
Illinois GO	4.071%	1/1/14	9,080	9,413
Illinois GO	4.511%	3/1/15	550	581
Illinois GO	5.365%	3/1/17	5,000	5,575
Puerto Rico Government Development Bank
GO	3.670%	5/1/14	700	710
Puerto Rico Government Development Bank
GO	4.704%	5/1/16	1,500	1,545
University of California Revenue	0.887%	7/1/13	1,050	1,054
Total Taxable Municipal Bonds (Cost $29,873)				30,932
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
9 Vanguard Market Liquidity Fund (Cost
$289,988)	0.163%		289,988,469	289,988
Total Investments (100.5%) (Cost $25,647,533)				26,237,811
Other Assets and Liabilities-Net (-0.5%)				(138,111)
Net Assets (100%)				26,099,700

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the aggregate value of these securities was $49,625,000, representing 0.2% of net assets.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Non-income-producing security--security in default.
6 Guaranteed by the Government of Japan.
7 Guaranteed by the Federal Republic of Germany.
8 Guaranteed by the Republic of Austria.
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Short-Term Bond Index Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	18,646,062	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	15,186	—
Corporate Bonds	—	5,347,012	—
Sovereign Bonds	—	1,908,631	—
Taxable Municipal Bonds	—	30,932	—
Temporary Cash Investments	289,988	—	—
Total	289,988	25,947,823	—

C. At September 30, 2012, the cost of investment securities for tax purposes was $25,647,533,000. Net unrealized appreciation of investment securities for tax purposes was $590,278,000, consisting of unrealized gains of $593,320,000 on securities that had risen in value since their purchase and $3,042,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Bond Index Fund

Schedule of Investments
As of September 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (41.4%)
U.S. Government Securities (38.4%)
	United States Treasury Note/Bond	0.250%	3/31/14	35	35
	United States Treasury Note/Bond	9.875%	11/15/15	30	39
	United States Treasury Note/Bond	2.750%	5/31/17	30	33
	United States Treasury Note/Bond	7.125%	2/15/23	19,410	29,637
	United States Treasury Note/Bond	6.250%	8/15/23	53,370	77,478
	United States Treasury Note/Bond	7.500%	11/15/24	20,135	32,478
	United States Treasury Note/Bond	6.875%	8/15/25	51,975	81,057
	United States Treasury Note/Bond	6.000%	2/15/26	34,930	51,145
	United States Treasury Note/Bond	6.750%	8/15/26	27,460	42,983
	United States Treasury Note/Bond	6.500%	11/15/26	8,835	13,593
	United States Treasury Note/Bond	6.625%	2/15/27	1,125	1,753
	United States Treasury Note/Bond	6.375%	8/15/27	5,755	8,835
	United States Treasury Note/Bond	6.125%	11/15/27	9,080	13,672
	United States Treasury Note/Bond	5.500%	8/15/28	7,205	10,321
	United States Treasury Note/Bond	5.250%	11/15/28	58,005	81,225
	United States Treasury Note/Bond	5.250%	2/15/29	1,290	1,810
	United States Treasury Note/Bond	6.125%	8/15/29	45,665	70,139
	United States Treasury Note/Bond	6.250%	5/15/30	16,950	26,577
	United States Treasury Note/Bond	5.375%	2/15/31	28,395	41,097
	United States Treasury Note/Bond	4.500%	2/15/36	250	334
	United States Treasury Note/Bond	4.375%	2/15/38	25,168	33,178
	United States Treasury Note/Bond	4.500%	5/15/38	42,650	57,304
	United States Treasury Note/Bond	3.500%	2/15/39	9,670	11,115
	United States Treasury Note/Bond	4.250%	5/15/39	84,453	109,564
	United States Treasury Note/Bond	4.500%	8/15/39	99,271	133,784
	United States Treasury Note/Bond	4.375%	11/15/39	145,025	191,887
	United States Treasury Note/Bond	4.625%	2/15/40	84,326	115,882
	United States Treasury Note/Bond	4.375%	5/15/40	107,828	142,805
	United States Treasury Note/Bond	3.875%	8/15/40	61,790	75,586
	United States Treasury Note/Bond	4.250%	11/15/40	123,775	160,908
	United States Treasury Note/Bond	4.750%	2/15/41	90,830	127,446
	United States Treasury Note/Bond	4.375%	5/15/41	96,125	127,516
	United States Treasury Note/Bond	3.125%	11/15/41	130,630	139,325
	United States Treasury Note/Bond	3.125%	2/15/42	72,173	76,864
	United States Treasury Note/Bond	3.000%	5/15/42	144,595	150,130
	United States Treasury Note/Bond	2.750%	8/15/42	28,760	28,320
					2,265,855
Agency Bonds and Notes (3.0%)
1	Federal Home Loan Banks	5.375%	8/15/24	100	133
1	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,399
1	Federal Home Loan Banks	5.500%	7/15/36	9,940	13,755
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	7,700	11,775
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	13,355	20,825
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	4,525	6,834
2	Federal National Mortgage Assn.	6.250%	5/15/29	11,900	17,314
2	Federal National Mortgage Assn.	7.125%	1/15/30	9,075	14,414
2	Federal National Mortgage Assn.	7.250%	5/15/30	6,785	10,954
2	Federal National Mortgage Assn.	6.625%	11/15/30	5,920	9,103

[2,3] Federal National Mortgage Assn.		6.000%	4/18/36	2,000	2,332
2	Federal National Mortgage Assn.	5.625%	7/15/37	4,650	6,788
2	Federal National Mortgage Assn.	6.210%	8/6/38	1,000	1,497
	Israel Government AID Bond	5.500%	9/18/23	1,000	1,319
	Israel Government AID Bond	5.500%	12/4/23	5,325	7,030
	Israel Government AID Bond	5.500%	4/26/24	6,000	7,887
	Private Export Funding Corp.	2.450%	7/15/24	1,550	1,586
	Resolution Funding Corp.	8.625%	1/15/21	850	1,298
1	Tennessee Valley Authority	6.750%	11/1/25	5,750	8,500
1	Tennessee Valley Authority	7.125%	5/1/30	3,970	6,176
1	Tennessee Valley Authority	4.650%	6/15/35	4,825	5,872
1	Tennessee Valley Authority	5.880%	4/1/36	1,500	2,103
1	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,414
1	Tennessee Valley Authority	6.150%	1/15/38	2,450	3,605
1	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,589
1	Tennessee Valley Authority	5.250%	9/15/39	3,915	5,165
1	Tennessee Valley Authority	4.875%	1/15/48	2,500	3,178
1	Tennessee Valley Authority	5.375%	4/1/56	1,950	2,677
1	Tennessee Valley Authority	4.625%	9/15/60	2,000	2,474
					178,996
Total U.S. Government and Agency Obligations (Cost $2,047,730)					2,444,851
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
3	PSE&G Transition Funding LLC Series 2001-1
	(Cost $2,500)	6.890%	12/15/17	2,500	2,889

Corporate Bonds (45.1%)
Finance (8.3%)
	Banking (4.0%)
	American Express Co.	8.150%	3/19/38	2,875	4,603
	Bank of America Corp.	5.875%	2/7/42	5,720	6,694
	Bank of America NA	6.000%	10/15/36	4,225	4,951
	Bank One Corp.	7.625%	10/15/26	6,350	8,294
	Bank One Corp.	8.000%	4/29/27	185	254
[3,4] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	450	528
	Citigroup Inc.	6.625%	1/15/28	125	148
	Citigroup Inc.	6.625%	6/15/32	3,550	3,981
	Citigroup Inc.	5.875%	2/22/33	2,000	2,102
	Citigroup Inc.	6.000%	10/31/33	3,325	3,610
	Citigroup Inc.	5.850%	12/11/34	1,849	2,166
	Citigroup Inc.	6.125%	8/25/36	4,230	4,597
	Citigroup Inc.	5.875%	5/29/37	1,365	1,596
	Citigroup Inc.	6.875%	3/5/38	7,950	10,289
	Citigroup Inc.	8.125%	7/15/39	5,520	8,171
	Citigroup Inc.	5.875%	1/30/42	4,790	5,708
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	5.250%	5/24/41	4,825	5,621
	Credit Suisse USA Inc.	7.125%	7/15/32	2,175	3,121
	Fifth Third Bancorp	8.250%	3/1/38	3,645	5,224
	Goldman Sachs Capital I	6.345%	2/15/34	7,350	7,387
	Goldman Sachs Group Inc.	5.950%	1/15/27	4,050	4,219
	Goldman Sachs Group Inc.	6.125%	2/15/33	6,550	7,350
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,700	1,783
	Goldman Sachs Group Inc.	6.750%	10/1/37	14,015	14,972
	Goldman Sachs Group Inc.	6.250%	2/1/41	8,300	9,626
	HSBC Bank USA NA	5.875%	11/1/34	4,440	5,126
	HSBC Bank USA NA	5.625%	8/15/35	3,825	4,182

HSBC Bank USA NA	7.000%	1/15/39	625	812
HSBC Holdings plc	7.625%	5/17/32	1,050	1,300
HSBC Holdings plc	7.350%	11/27/32	200	238
HSBC Holdings plc	6.500%	5/2/36	4,925	5,783
HSBC Holdings plc	6.500%	9/15/37	5,425	6,405
HSBC Holdings plc	6.800%	6/1/38	5,590	6,841
HSBC Holdings plc	6.100%	1/14/42	1,750	2,280
JPMorgan Chase & Co.	6.400%	5/15/38	8,225	10,500
JPMorgan Chase & Co.	5.500%	10/15/40	1,675	1,967
JPMorgan Chase & Co.	5.600%	7/15/41	4,225	5,041
JPMorgan Chase & Co.	5.400%	1/6/42	3,155	3,626
KeyBank NA	6.950%	2/1/28	143	174
Merrill Lynch & Co. Inc.	6.110%	1/29/37	3,975	4,215
Merrill Lynch & Co. Inc.	7.750%	5/14/38	4,800	5,996
Morgan Stanley	6.250%	8/9/26	3,925	4,388
Morgan Stanley	7.250%	4/1/32	1,925	2,315
Morgan Stanley	6.375%	7/24/42	5,175	5,650
UBS AG	7.375%	6/15/17	350	412
UBS AG	7.750%	9/1/26	1,000	1,222
Wachovia Bank NA	5.850%	2/1/37	3,875	4,858
Wachovia Bank NA	6.600%	1/15/38	5,475	7,489
Wachovia Corp.	6.605%	10/1/25	1,725	2,082
Wachovia Corp.	7.574%	8/1/26	125	169
Wachovia Corp.	7.500%	4/15/35	150	196
Wachovia Corp.	5.500%	8/1/35	5,600	6,430
Wachovia Corp.	6.550%	10/15/35	125	149
Wells Fargo & Co.	5.375%	2/7/35	2,450	2,961
Wells Fargo Bank NA	5.950%	8/26/36	2,355	3,011
3 Wells Fargo Capital X	5.950%	12/1/86	2,525	2,538

Brokerage (0.0%)
Jefferies Group Inc.	6.450%	6/8/27	900	917
Jefferies Group Inc.	6.250%	1/15/36	1,150	1,136

Finance Companies (1.1%)
General Electric Capital Corp.	6.750%	3/15/32	23,655	30,473
General Electric Capital Corp.	6.150%	8/7/37	6,005	7,335
General Electric Capital Corp.	5.875%	1/14/38	12,675	15,056
General Electric Capital Corp.	6.875%	1/10/39	7,700	10,299
SLM Corp.	5.625%	8/1/33	2,450	2,308

Insurance (2.9%)
ACE Capital Trust II	9.700%	4/1/30	850	1,207
ACE INA Holdings Inc.	6.700%	5/15/36	1,000	1,408
Aetna Inc.	6.625%	6/15/36	2,850	3,673
Aetna Inc.	6.750%	12/15/37	1,325	1,745
Aetna Inc.	4.500%	5/15/42	1,450	1,484
Aflac Inc.	6.900%	12/17/39	575	741
Aflac Inc.	6.450%	8/15/40	1,450	1,775
Allstate Corp.	6.125%	12/15/32	1,250	1,614
Allstate Corp.	5.350%	6/1/33	1,950	2,315
Allstate Corp.	5.550%	5/9/35	2,000	2,455
Allstate Corp.	6.900%	5/15/38	300	414
Allstate Corp.	5.200%	1/15/42	1,075	1,284
3 Allstate Corp.	6.500%	5/15/57	1,500	1,582
American International Group Inc.	6.250%	5/1/36	2,350	3,001
American International Group Inc.	6.820%	11/15/37	826	1,081

3 American International Group Inc.	8.175%	5/15/68	10,575	12,928
3 American International Group Inc.	6.250%	3/15/87	2,975	2,982
Aon Corp.	8.205%	1/1/27	1,275	1,595
Aon Corp.	6.250%	9/30/40	1,600	2,071
Arch Capital Group Ltd.	7.350%	5/1/34	625	803
Assurant Inc.	6.750%	2/15/34	1,200	1,384
AXA SA	8.600%	12/15/30	4,275	5,215
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	3,175	3,876
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	600	619
Chubb Corp.	6.000%	5/11/37	2,075	2,813
Chubb Corp.	6.500%	5/15/38	1,375	1,960
Cigna Corp.	7.875%	5/15/27	500	661
Cigna Corp.	6.150%	11/15/36	525	629
Cigna Corp.	5.875%	3/15/41	1,810	2,155
Cigna Corp.	5.375%	2/15/42	2,850	3,194
Cincinnati Financial Corp.	6.920%	5/15/28	1,200	1,449
Cincinnati Financial Corp.	6.125%	11/1/34	1,350	1,534
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	1,425	1,572
Genworth Financial Inc.	6.500%	6/15/34	825	779
Hartford Financial Services Group Inc.	5.950%	10/15/36	450	459
Hartford Financial Services Group Inc.	6.625%	3/30/40	500	595
Hartford Financial Services Group Inc.	6.100%	10/1/41	600	672
Hartford Financial Services Group Inc.	6.625%	4/15/42	1,620	1,950
Humana Inc.	8.150%	6/15/38	250	337
Lincoln National Corp.	6.150%	4/7/36	3,375	3,828
Lincoln National Corp.	7.000%	6/15/40	1,350	1,691
Loews Corp.	6.000%	2/1/35	800	942
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,300	1,502
MetLife Inc.	1.564%	12/15/22	1,725	1,735
MetLife Inc.	6.500%	12/15/32	750	975
MetLife Inc.	6.375%	6/15/34	1,150	1,504
MetLife Inc.	5.700%	6/15/35	475	585
MetLife Inc.	5.875%	2/6/41	5,400	6,776
MetLife Inc.	4.125%	8/13/42	2,125	2,109
3 MetLife Inc.	6.400%	12/15/66	3,415	3,611
3 MetLife Inc.	10.750%	8/1/69	840	1,247
Munich Re America Corp.	7.450%	12/15/26	1,000	1,305
3 Nationwide Financial Services Inc.	6.750%	5/15/67	1,000	1,018
Principal Financial Group Inc.	6.050%	10/15/36	1,925	2,358
Principal Financial Group Inc.	4.625%	9/15/42	375	381
Progressive Corp.	6.625%	3/1/29	1,625	2,123
Protective Life Corp.	8.450%	10/15/39	900	1,156
Prudential Financial Inc.	5.750%	7/15/33	150	168
Prudential Financial Inc.	5.400%	6/13/35	2,320	2,505
Prudential Financial Inc.	5.900%	3/17/36	1,950	2,203
Prudential Financial Inc.	5.700%	12/14/36	6,075	6,853
Prudential Financial Inc.	6.625%	12/1/37	125	156
Prudential Financial Inc.	6.625%	6/21/40	700	875
Prudential Financial Inc.	5.625%	5/12/41	125	140
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	2,015	2,486
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	695	883
Transatlantic Holdings Inc.	8.000%	11/30/39	800	1,012
Travelers Cos. Inc.	6.750%	6/20/36	1,000	1,402
Travelers Cos. Inc.	6.250%	6/15/37	1,825	2,459
Travelers Cos. Inc.	5.350%	11/1/40	2,175	2,719
Travelers Property Casualty Corp.	6.375%	3/15/33	1,500	1,970
UnitedHealth Group Inc.	5.800%	3/15/36	1,635	1,971

UnitedHealth Group Inc.	6.500%	6/15/37	890	1,176
UnitedHealth Group Inc.	6.625%	11/15/37	575	781
UnitedHealth Group Inc.	6.875%	2/15/38	5,375	7,438
UnitedHealth Group Inc.	5.950%	2/15/41	750	958
UnitedHealth Group Inc.	4.625%	11/15/41	3,375	3,645
UnitedHealth Group Inc.	4.375%	3/15/42	1,500	1,603
Unum Group	5.750%	8/15/42	650	686
Validus Holdings Ltd.	8.875%	1/26/40	590	754
WellPoint Inc.	3.300%	1/15/23	2,325	2,350
WellPoint Inc.	5.950%	12/15/34	3,265	3,819
WellPoint Inc.	5.850%	1/15/36	2,575	2,988
WellPoint Inc.	6.375%	6/15/37	120	148
WellPoint Inc.	5.800%	8/15/40	700	814
WellPoint Inc.	4.625%	5/15/42	1,950	1,968
WellPoint Inc.	4.650%	1/15/43	2,325	2,359
XL Group plc	6.375%	11/15/24	1,150	1,357
XL Group plc	6.250%	5/15/27	625	706

Real Estate Investment Trusts (0.3%)
Boston Properties LP	3.850%	2/1/23	2,500	2,632
BRE Properties Inc.	3.375%	1/15/23	650	646
Digital Realty Trust LP	3.625%	10/1/22	750	745
HCP Inc.	6.750%	2/1/41	775	1,005
Health Care REIT Inc.	6.500%	3/15/41	900	1,052
National Retail Properties Inc.	3.800%	10/15/22	1,000	1,021
Omega Healthcare Investors Inc.	6.750%	10/15/22	2,083	2,328
Realty Income Corp.	5.875%	3/15/35	1,120	1,275
Simon Property Group LP	6.750%	2/1/40	1,350	1,865
Simon Property Group LP	4.750%	3/15/42	2,100	2,257
Washington REIT	3.950%	10/15/22	575	583
				492,493
Industrial (28.8%)
Basic Industry (2.5%)
Agrium Inc.	3.150%	10/1/22	2,000	2,010
Agrium Inc.	6.125%	1/15/41	1,500	1,920
Alcoa Inc.	5.900%	2/1/27	3,175	3,337
Alcoa Inc.	6.750%	1/15/28	1,225	1,347
Alcoa Inc.	5.950%	2/1/37	400	397
AngloGold Ashanti Holdings plc	6.500%	4/15/40	950	977
ArcelorMittal	7.250%	10/15/39	4,625	4,239
ArcelorMittal	7.000%	3/1/41	2,065	1,854
Barrick Gold Corp.	5.250%	4/1/42	2,050	2,301
Barrick North America Finance LLC	7.500%	9/15/38	1,225	1,673
Barrick North America Finance LLC	5.700%	5/30/41	1,875	2,150
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,820	2,118
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	500	666
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	3,035	3,216
Cliffs Natural Resources Inc.	6.250%	10/1/40	3,250	3,183
Domtar Corp.	6.250%	9/1/42	1,375	1,415
Dow Chemical Co.	7.375%	11/1/29	2,300	3,050
Dow Chemical Co.	9.400%	5/15/39	2,225	3,648
Dow Chemical Co.	5.250%	11/15/41	2,675	3,042
Eastman Chemical Co.	4.800%	9/1/42	650	702
Ecolab Inc.	5.500%	12/8/41	1,840	2,298
EI du Pont de Nemours & Co.	6.500%	1/15/28	1,175	1,580
EI du Pont de Nemours & Co.	4.900%	1/15/41	1,925	2,363
4 Georgia-Pacific LLC	5.400%	11/1/20	4,850	5,705

International Paper Co.	8.700%	6/15/38	1,020	1,465
International Paper Co.	7.300%	11/15/39	1,890	2,511
International Paper Co.	6.000%	11/15/41	2,400	2,941
Kinross Gold Corp.	6.875%	9/1/41	820	847
Lubrizol Corp.	6.500%	10/1/34	925	1,292
Monsanto Co.	5.500%	8/15/25	1,350	1,717
Monsanto Co.	5.875%	4/15/38	1,350	1,803
Mosaic Co.	4.875%	11/15/41	480	534
Newmont Mining Corp.	5.875%	4/1/35	1,360	1,532
Newmont Mining Corp.	6.250%	10/1/39	3,610	4,269
Newmont Mining Corp.	4.875%	3/15/42	2,500	2,562
Nucor Corp.	6.400%	12/1/37	575	799
Placer Dome Inc.	6.450%	10/15/35	700	830
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	1,465	1,892
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	1,700	2,172
PPG Industries Inc.	7.700%	3/15/38	650	967
PPG Industries Inc.	5.500%	11/15/40	800	960
Reliance Steel & Aluminum Co.	6.850%	11/15/36	350	385
Rio Tinto Alcan Inc.	5.750%	6/1/35	4,800	6,055
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	4,725	6,401
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,050	1,209
Rio Tinto Finance USA plc	4.750%	3/22/42	1,250	1,348
Rio Tinto Finance USA plc	4.125%	8/21/42	1,450	1,430
Rohm & Haas Co.	7.850%	7/15/29	2,500	3,351
Southern Copper Corp.	7.500%	7/27/35	3,600	4,471
Southern Copper Corp.	6.750%	4/16/40	1,960	2,270
Syngenta Finance NV	4.375%	3/28/42	650	719
Teck Resources Ltd.	3.750%	2/1/23	1,600	1,583
Teck Resources Ltd.	6.125%	10/1/35	1,500	1,608
Teck Resources Ltd.	6.000%	8/15/40	1,525	1,609
Teck Resources Ltd.	6.250%	7/15/41	2,550	2,749
Teck Resources Ltd.	5.200%	3/1/42	2,270	2,172
Teck Resources Ltd.	5.400%	2/1/43	1,275	1,244
Vale Canada Ltd.	7.200%	9/15/32	1,050	1,272
Vale Overseas Ltd.	8.250%	1/17/34	1,225	1,581
Vale Overseas Ltd.	6.875%	11/21/36	6,855	7,957
Vale Overseas Ltd.	6.875%	11/10/39	6,105	7,140
Vale SA	5.625%	9/11/42	3,350	3,403
Westvaco Corp.	7.950%	2/15/31	1,875	2,451

Capital Goods (2.0%)
3M Co.	6.375%	2/15/28	500	678
3M Co.	5.700%	3/15/37	2,050	2,808
ABB Finance USA Inc.	4.375%	5/8/42	1,975	2,184
4 ADT Corp.	4.875%	7/15/42	1,850	1,999
Boeing Co.	8.750%	9/15/31	850	1,374
Boeing Co.	6.125%	2/15/33	925	1,242
Boeing Co.	6.625%	2/15/38	1,050	1,576
Boeing Co.	6.875%	3/15/39	350	543
Boeing Co.	5.875%	2/15/40	1,225	1,705
Caterpillar Inc.	6.050%	8/15/36	2,225	3,024
4 Caterpillar Inc.	3.803%	8/15/42	6,966	7,059
Deere & Co.	5.375%	10/16/29	1,975	2,533
Deere & Co.	8.100%	5/15/30	1,000	1,547
Deere & Co.	7.125%	3/3/31	200	288
Deere & Co.	3.900%	6/9/42	2,150	2,228
Dover Corp.	5.375%	10/15/35	350	438

Dover Corp.	6.600%	3/15/38	800	1,172
Dover Corp.	5.375%	3/1/41	900	1,179
Emerson Electric Co.	6.000%	8/15/32	400	531
Emerson Electric Co.	6.125%	4/15/39	825	1,148
Emerson Electric Co.	5.250%	11/15/39	175	221
Goodrich Corp.	6.800%	7/1/36	1,000	1,392
Honeywell International Inc.	5.700%	3/15/36	775	1,023
Honeywell International Inc.	5.700%	3/15/37	1,425	1,901
Honeywell International Inc.	5.375%	3/1/41	1,920	2,515
Illinois Tool Works Inc.	4.875%	9/15/41	2,100	2,466
Illinois Tool Works Inc.	3.900%	9/1/42	2,750	2,780
John Deere Capital Corp.	2.800%	1/27/23	2,900	2,994
Legrand France SA	8.500%	2/15/25	825	1,055
Lockheed Martin Corp.	6.150%	9/1/36	6,210	8,027
Lockheed Martin Corp.	5.500%	11/15/39	1,350	1,635
Lockheed Martin Corp.	5.720%	6/1/40	189	232
Lockheed Martin Corp.	4.850%	9/15/41	1,000	1,134
Northrop Grumman Corp.	5.050%	11/15/40	1,950	2,254
Northrop Grumman Systems Corp.	7.750%	2/15/31	1,115	1,646
Owens Corning	7.000%	12/1/36	2,800	3,071
Parker Hannifin Corp.	6.250%	5/15/38	1,295	1,825
Raytheon Co.	7.200%	8/15/27	500	703
Raytheon Co.	4.875%	10/15/40	1,300	1,540
Raytheon Co.	4.700%	12/15/41	1,775	2,063
Republic Services Inc.	6.086%	3/15/35	225	270
Republic Services Inc.	6.200%	3/1/40	2,835	3,538
Republic Services Inc.	5.700%	5/15/41	3,300	3,946
Rockwell Automation Inc.	6.700%	1/15/28	300	396
Rockwell Automation Inc.	6.250%	12/1/37	1,100	1,488
Sonoco Products Co.	5.750%	11/1/40	1,950	2,275
Stanley Black & Decker Inc.	5.200%	9/1/40	700	804
United Technologies Corp.	6.700%	8/1/28	250	342
United Technologies Corp.	7.500%	9/15/29	1,875	2,748
United Technologies Corp.	5.400%	5/1/35	1,775	2,179
United Technologies Corp.	6.050%	6/1/36	1,575	2,122
United Technologies Corp.	6.125%	7/15/38	1,700	2,292
United Technologies Corp.	5.700%	4/15/40	3,985	5,182
United Technologies Corp.	4.500%	6/1/42	9,275	10,355
Waste Management Inc.	7.100%	8/1/26	850	1,152
Waste Management Inc.	7.000%	7/15/28	3,095	4,165
Waste Management Inc.	7.750%	5/15/32	975	1,392
Waste Management Inc.	6.125%	11/30/39	545	693

Communication (7.0%)
Alltel Corp.	7.875%	7/1/32	2,275	3,602
America Movil SAB de CV	6.375%	3/1/35	2,810	3,667
America Movil SAB de CV	6.125%	11/15/37	1,200	1,526
America Movil SAB de CV	6.125%	3/30/40	5,670	7,368
America Movil SAB de CV	4.375%	7/16/42	2,075	2,132
Ameritech Capital Funding Corp.	6.550%	1/15/28	1,000	1,169
AT&T Corp.	6.500%	3/15/29	1,775	2,201
AT&T Corp.	8.000%	11/15/31	4,115	6,360
AT&T Inc.	6.450%	6/15/34	5,250	6,860
AT&T Inc.	6.150%	9/15/34	3,000	3,809
AT&T Inc.	6.800%	5/15/36	120	164
AT&T Inc.	6.500%	9/1/37	5,550	7,386
AT&T Inc.	6.300%	1/15/38	9,460	12,431

AT&T Inc.	6.400%	5/15/38	3,425	4,568
AT&T Inc.	6.550%	2/15/39	4,000	5,428
AT&T Inc.	5.350%	9/1/40	8,706	10,491
AT&T Inc.	5.550%	8/15/41	5,350	6,667
AT&T Mobility LLC	7.125%	12/15/31	2,425	3,374
Bellsouth Capital Funding Corp.	7.875%	2/15/30	4,250	5,748
BellSouth Corp.	6.875%	10/15/31	1,675	2,099
BellSouth Corp.	6.550%	6/15/34	2,525	3,059
BellSouth Corp.	6.000%	11/15/34	1,480	1,705
BellSouth Telecommunications Inc.	6.375%	6/1/28	3,140	3,754
BellSouth Telecommunications Inc.	0.000%	12/15/95	585	598
British Telecommunications plc	9.625%	12/15/30	7,250	11,822
CBS Corp.	7.875%	7/30/30	4,665	6,378
CBS Corp.	5.500%	5/15/33	225	248
CBS Corp.	5.900%	10/15/40	600	711
CBS Corp.	4.850%	7/1/42	800	847
CenturyLink Inc.	6.875%	1/15/28	550	589
CenturyLink Inc.	7.600%	9/15/39	5,090	5,388
CenturyLink Inc.	7.650%	3/15/42	1,450	1,556
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	3,198	4,779
Comcast Corp.	7.050%	3/15/33	700	921
Comcast Corp.	5.650%	6/15/35	5,200	6,161
Comcast Corp.	6.500%	11/15/35	7,415	9,572
Comcast Corp.	6.450%	3/15/37	3,175	4,111
Comcast Corp.	6.950%	8/15/37	4,485	6,103
Comcast Corp.	6.400%	5/15/38	4,350	5,648
Comcast Corp.	4.650%	7/15/42	2,550	2,726
Deutsche Telekom International Finance BV	8.750%	6/15/30	10,725	16,144
Deutsche Telekom International Finance BV	9.250%	6/1/32	255	402
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	3,110	3,661
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	2,700	3,042
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	2,200	2,589
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	3,400	3,489
Discovery Communications LLC	6.350%	6/1/40	1,600	2,018
Discovery Communications LLC	4.950%	5/15/42	1,425	1,554
Embarq Corp.	7.995%	6/1/36	4,020	4,545
France Telecom SA	8.500%	3/1/31	6,890	10,362
France Telecom SA	5.375%	1/13/42	2,125	2,500
Grupo Televisa SAB	6.625%	3/18/25	1,600	2,082
Grupo Televisa SAB	8.500%	3/11/32	250	365
Grupo Televisa SAB	6.625%	1/15/40	2,035	2,677
GTE Corp.	6.940%	4/15/28	2,675	3,502
Koninklijke KPN NV	8.375%	10/1/30	2,375	3,162
McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,150	1,394
NBCUniversal Media LLC	2.875%	1/15/23	1,650	1,647
NBCUniversal Media LLC	6.400%	4/30/40	3,795	4,829
NBCUniversal Media LLC	5.950%	4/1/41	3,100	3,842
NBCUniversal Media LLC	4.450%	1/15/43	2,200	2,193
New Cingular Wireless Services Inc.	8.750%	3/1/31	2,315	3,734
News America Inc.	6.550%	3/15/33	225	266
News America Inc.	6.200%	12/15/34	6,790	8,175
News America Inc.	6.400%	12/15/35	7,405	9,149

News America Inc.	8.150%	10/17/36	1,225	1,695
News America Inc.	7.850%	3/1/39	825	1,128
News America Inc.	6.900%	8/15/39	2,750	3,577
News America Inc.	6.150%	2/15/41	2,550	3,168
News America Inc.	7.750%	12/1/45	1,395	1,910
Pacific Bell Telephone Co.	7.125%	3/15/26	572	772
Qwest Capital Funding Inc.	6.875%	7/15/28	500	518
Qwest Corp.	7.200%	11/10/26	200	203
Qwest Corp.	6.875%	9/15/33	3,850	3,903
Rogers Communications Inc.	7.500%	8/15/38	1,575	2,274
TCI Communications Inc.	7.875%	2/15/26	2,200	3,166
TCI Communications Inc.	7.125%	2/15/28	1,095	1,439
Telecom Italia Capital SA	6.375%	11/15/33	3,025	2,769
Telecom Italia Capital SA	6.000%	9/30/34	2,050	1,811
Telecom Italia Capital SA	7.200%	7/18/36	1,785	1,749
Telecom Italia Capital SA	7.721%	6/4/38	3,650	3,675
Telefonica Emisiones SAU	7.045%	6/20/36	5,250	5,152
Telefonica Europe BV	8.250%	9/15/30	2,500	2,668
Thomson Reuters Corp.	5.500%	8/15/35	900	1,045
Thomson Reuters Corp.	5.850%	4/15/40	1,625	1,999
Time Warner Cable Inc.	6.550%	5/1/37	3,785	4,755
Time Warner Cable Inc.	7.300%	7/1/38	2,075	2,811
Time Warner Cable Inc.	6.750%	6/15/39	4,475	5,830
Time Warner Cable Inc.	5.875%	11/15/40	5,250	6,180
Time Warner Cable Inc.	5.500%	9/1/41	3,150	3,574
Time Warner Cable Inc.	4.500%	9/15/42	4,025	4,006
Time Warner Entertainment Co. LP	8.375%	3/15/23	3,003	4,235
Time Warner Entertainment Co. LP	8.375%	7/15/33	1,950	2,824
United States Cellular Corp.	6.700%	12/15/33	1,610	1,683
Verizon Communications Inc.	5.850%	9/15/35	3,575	4,532
Verizon Communications Inc.	6.250%	4/1/37	2,825	3,759
Verizon Communications Inc.	6.400%	2/15/38	10,430	14,112
Verizon Communications Inc.	6.900%	4/15/38	3,000	4,310
Verizon Communications Inc.	8.950%	3/1/39	1,120	1,951
Verizon Communications Inc.	7.350%	4/1/39	1,950	2,939
Verizon Communications Inc.	6.000%	4/1/41	1,675	2,221
Verizon Communications Inc.	4.750%	11/1/41	1,525	1,761
Verizon Global Funding Corp.	7.750%	12/1/30	7,550	11,232
Verizon Maryland Inc.	5.125%	6/15/33	950	1,035
Verizon New England Inc.	7.875%	11/15/29	490	645
Verizon New York Inc.	7.375%	4/1/32	650	864
Vodafone Group plc	7.875%	2/15/30	1,000	1,490
Vodafone Group plc	6.250%	11/30/32	550	731
Vodafone Group plc	6.150%	2/27/37	6,300	8,483
WPP Finance 2010	5.125%	9/7/42	700	686

Consumer Cyclical (3.8%)
CVS Caremark Corp.	6.250%	6/1/27	3,700	4,892
CVS Caremark Corp.	6.125%	9/15/39	4,125	5,392
CVS Caremark Corp.	5.750%	5/15/41	1,325	1,663
Daimler Finance North America LLC	8.500%	1/18/31	3,315	5,220
Darden Restaurants Inc.	6.800%	10/15/37	1,750	2,120
eBay Inc.	4.000%	7/15/42	2,450	2,388
Ford Holdings LLC	9.300%	3/1/30	750	996
Ford Motor Co.	6.625%	10/1/28	1,625	1,828
Ford Motor Co.	6.375%	2/1/29	1,025	1,112
Ford Motor Co.	7.450%	7/16/31	5,250	6,510

Ford Motor Co.	7.400%	11/1/46	1,475	1,774
Historic TW Inc.	9.150%	2/1/23	1,230	1,766
Historic TW Inc.	6.625%	5/15/29	6,975	8,688
Home Depot Inc.	5.875%	12/16/36	7,950	10,487
Home Depot Inc.	5.400%	9/15/40	1,325	1,670
Home Depot Inc.	5.950%	4/1/41	2,600	3,529
Johnson Controls Inc.	6.000%	1/15/36	475	569
Johnson Controls Inc.	5.700%	3/1/41	1,100	1,319
Johnson Controls Inc.	5.250%	12/1/41	635	722
Kohl's Corp.	6.000%	1/15/33	400	461
Kohl's Corp.	6.875%	12/15/37	1,795	2,384
Lowe's Cos. Inc.	6.875%	2/15/28	550	718
Lowe's Cos. Inc.	6.500%	3/15/29	1,800	2,286
Lowe's Cos. Inc.	5.800%	10/15/36	2,250	2,780
Lowe's Cos. Inc.	6.650%	9/15/37	100	137
Lowe's Cos. Inc.	5.800%	4/15/40	2,175	2,683
Lowe's Cos. Inc.	5.125%	11/15/41	925	1,063
Lowe's Cos. Inc.	4.650%	4/15/42	2,660	2,900
Macy's Retail Holdings Inc.	6.900%	4/1/29	3,050	3,598
Macy's Retail Holdings Inc.	6.375%	3/15/37	3,450	4,154
Macy's Retail Holdings Inc.	5.125%	1/15/42	800	873
McDonald's Corp.	6.300%	10/15/37	1,875	2,663
McDonald's Corp.	6.300%	3/1/38	2,875	4,082
McDonald's Corp.	5.700%	2/1/39	1,250	1,679
McDonald's Corp.	3.700%	2/15/42	1,725	1,776
Nordstrom Inc.	6.950%	3/15/28	300	399
Nordstrom Inc.	7.000%	1/15/38	1,200	1,742
Target Corp.	7.000%	7/15/31	1,800	2,518
Target Corp.	6.350%	11/1/32	3,825	5,077
Target Corp.	6.500%	10/15/37	6,900	9,683
Target Corp.	7.000%	1/15/38	3,325	4,882
Time Warner Cos. Inc.	7.570%	2/1/24	500	670
Time Warner Cos. Inc.	6.950%	1/15/28	1,000	1,324
Time Warner Inc.	7.625%	4/15/31	6,250	8,679
Time Warner Inc.	7.700%	5/1/32	2,465	3,449
Time Warner Inc.	6.200%	3/15/40	2,350	2,938
Time Warner Inc.	6.100%	7/15/40	2,535	3,133
Time Warner Inc.	6.250%	3/29/41	2,925	3,660
Time Warner Inc.	5.375%	10/15/41	2,350	2,657
Time Warner Inc.	4.900%	6/15/42	1,725	1,889
VF Corp.	6.450%	11/1/37	1,500	2,041
Viacom Inc.	6.875%	4/30/36	5,835	7,724
Viacom Inc.	4.500%	2/27/42	925	954
Wal-Mart Stores Inc.	5.875%	4/5/27	4,562	6,125
Wal-Mart Stores Inc.	7.550%	2/15/30	5,425	8,139
Wal-Mart Stores Inc.	5.250%	9/1/35	5,475	6,770
Wal-Mart Stores Inc.	6.500%	8/15/37	7,725	11,047
Wal-Mart Stores Inc.	6.200%	4/15/38	4,555	6,305
Wal-Mart Stores Inc.	5.625%	4/1/40	2,850	3,751
Wal-Mart Stores Inc.	4.875%	7/8/40	4,150	5,009
Wal-Mart Stores Inc.	5.000%	10/25/40	1,300	1,573
Wal-Mart Stores Inc.	5.625%	4/15/41	4,350	5,801
Walgreen Co.	4.400%	9/15/42	1,150	1,179
Walt Disney Co.	7.000%	3/1/32	1,450	2,132
Walt Disney Co.	4.375%	8/16/41	225	259
Walt Disney Co.	4.125%	12/1/41	2,075	2,311
Western Union Co.	6.200%	11/17/36	1,950	2,222

Western Union Co.	6.200%	6/21/40	325	377
Yum! Brands Inc.	6.875%	11/15/37	1,400	1,934

Consumer Noncyclical (6.2%)
Abbott Laboratories	6.150%	11/30/37	2,225	3,099
Abbott Laboratories	6.000%	4/1/39	2,050	2,877
Abbott Laboratories	5.300%	5/27/40	4,100	5,315
Ahold Finance USA LLC	6.875%	5/1/29	725	899
Altria Group Inc.	9.950%	11/10/38	4,950	8,278
Altria Group Inc.	10.200%	2/6/39	3,725	6,381
Altria Group Inc.	4.250%	8/9/42	1,550	1,532
Amgen Inc.	6.375%	6/1/37	2,525	3,161
Amgen Inc.	6.900%	6/1/38	1,250	1,667
Amgen Inc.	6.400%	2/1/39	5,375	6,815
Amgen Inc.	5.750%	3/15/40	1,800	2,124
Amgen Inc.	4.950%	10/1/41	2,210	2,323
Amgen Inc.	5.150%	11/15/41	5,115	5,688
Amgen Inc.	5.650%	6/15/42	3,085	3,664
Amgen Inc.	5.375%	5/15/43	1,250	1,449
Anheuser-Busch Cos. LLC	6.800%	8/20/32	1,875	2,603
Anheuser-Busch Cos. LLC	5.950%	1/15/33	650	835
Anheuser-Busch Cos. LLC	5.750%	4/1/36	1,575	2,018
Anheuser-Busch Cos. LLC	6.450%	9/1/37	650	922
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	4,225	7,036
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	125	205
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	2,225	3,179
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	3,450	3,463
Archer-Daniels-Midland Co.	5.935%	10/1/32	255	317
Archer-Daniels-Midland Co.	5.375%	9/15/35	3,850	4,680
Archer-Daniels-Midland Co.	5.765%	3/1/41	2,400	3,116
Archer-Daniels-Midland Co.	4.535%	3/26/42	335	365
AstraZeneca plc	6.450%	9/15/37	8,050	11,021
AstraZeneca plc	4.000%	9/18/42	2,675	2,742
Baxter International Inc.	6.250%	12/1/37	800	1,114
Baxter International Inc.	3.650%	8/15/42	1,500	1,511
Beam Inc.	5.875%	1/15/36	175	209
Becton Dickinson & Co.	6.000%	5/15/39	1,000	1,358
Becton Dickinson & Co.	5.000%	11/12/40	400	484
Boston Scientific Corp.	7.000%	11/15/35	575	739
Boston Scientific Corp.	7.375%	1/15/40	1,150	1,585
Bristol-Myers Squibb Co.	7.150%	6/15/23	1,300	1,832
Bristol-Myers Squibb Co.	6.800%	11/15/26	889	1,252
Bristol-Myers Squibb Co.	5.875%	11/15/36	1,802	2,366
Bristol-Myers Squibb Co.	6.125%	5/1/38	1,850	2,565
Bristol-Myers Squibb Co.	3.250%	8/1/42	1,350	1,246
Bristol-Myers Squibb Co.	6.875%	8/1/97	200	294
Campbell Soup Co.	3.800%	8/2/42	1,000	990
Celgene Corp.	5.700%	10/15/40	600	685
Colgate-Palmolive Co.	1.950%	2/1/23	200	194
ConAgra Foods Inc.	7.125%	10/1/26	150	197
ConAgra Foods Inc.	7.000%	10/1/28	175	224
ConAgra Foods Inc.	8.250%	9/15/30	1,650	2,298
Covidien International Finance SA	6.550%	10/15/37	2,975	4,253
CR Bard Inc.	6.700%	12/1/26	500	659
Delhaize Group SA	5.700%	10/1/40	2,739	2,430
Diageo Capital plc	5.875%	9/30/36	750	971
Diageo Investment Corp.	7.450%	4/15/35	1,750	2,621

Diageo Investment Corp.	4.250%	5/11/42	2,075	2,264
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	760	1,122
Eli Lilly & Co.	7.125%	6/1/25	1,100	1,556
Eli Lilly & Co.	5.500%	3/15/27	5,300	6,863
Eli Lilly & Co.	5.550%	3/15/37	750	968
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,025	1,337
Estee Lauder Cos. Inc.	3.700%	8/15/42	825	812
4 Express Scripts Holding Co.	6.125%	11/15/41	1,825	2,375
Genentech Inc.	5.250%	7/15/35	2,000	2,419
General Mills Inc.	5.400%	6/15/40	2,150	2,623
Gilead Sciences Inc.	5.650%	12/1/41	2,895	3,626
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,850	2,292
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	7,144	10,141
Hasbro Inc.	6.350%	3/15/40	1,829	2,183
HJ Heinz Finance Co.	6.750%	3/15/32	1,125	1,420
Hospira Inc.	5.600%	9/15/40	725	771
Ingredion Inc.	6.625%	4/15/37	575	715
Johnson & Johnson	6.950%	9/1/29	2,125	3,121
Johnson & Johnson	4.950%	5/15/33	2,125	2,636
Johnson & Johnson	5.950%	8/15/37	1,230	1,746
Johnson & Johnson	5.850%	7/15/38	1,525	2,167
Johnson & Johnson	4.500%	9/1/40	1,900	2,322
Johnson & Johnson	4.850%	5/15/41	775	1,002
Kaiser Foundation Hospitals	4.875%	4/1/42	1,475	1,667
Kellogg Co.	7.450%	4/1/31	2,350	3,311
Kimberly-Clark Corp.	6.625%	8/1/37	2,975	4,381
Kimberly-Clark Corp.	5.300%	3/1/41	815	1,064
Koninklijke Philips Electronics NV	6.875%	3/11/38	2,655	3,650
Koninklijke Philips Electronics NV	5.000%	3/15/42	2,000	2,269
4 Kraft Foods Group Inc.	5.000%	6/4/42	5,250	5,911
Mondelez International Inc.	6.500%	11/1/31	2,450	3,140
Mondelez International Inc.	7.000%	8/11/37	3,170	4,439
Mondelez International Inc.	6.875%	2/1/38	2,605	3,624
Mondelez International Inc.	6.875%	1/26/39	535	743
Mondelez International Inc.	6.500%	2/9/40	8,900	12,104
Kroger Co.	7.700%	6/1/29	375	488
Kroger Co.	8.000%	9/15/29	1,925	2,564
Kroger Co.	7.500%	4/1/31	2,000	2,634
Kroger Co.	6.900%	4/15/38	400	505
Kroger Co.	5.400%	7/15/40	750	810
Kroger Co.	5.000%	4/15/42	900	942
Lorillard Tobacco Co.	7.000%	8/4/41	955	1,147
Mattel Inc.	5.450%	11/1/41	1,225	1,368
McKesson Corp.	6.000%	3/1/41	1,550	2,116
Mead Johnson Nutrition Co.	5.900%	11/1/39	1,085	1,341
Medtronic Inc.	6.500%	3/15/39	600	878
Medtronic Inc.	5.550%	3/15/40	1,025	1,295
Medtronic Inc.	4.500%	3/15/42	1,050	1,192
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	975	1,142
Memorial Sloan-Kettering Cancer Center New
York GO	3.774%	11/15/43	1,275	1,278
Merck & Co. Inc.	6.300%	1/1/26	500	677
Merck & Co. Inc.	6.400%	3/1/28	2,200	3,042
Merck & Co. Inc.	5.950%	12/1/28	1,050	1,400
Merck & Co. Inc.	6.500%	12/1/33	1,320	1,909
Merck & Co. Inc.	5.750%	11/15/36	700	935

Merck & Co. Inc.	6.550%	9/15/37	3,955	5,832
Merck & Co. Inc.	5.850%	6/30/39	3,325	4,554
Merck & Co. Inc.	3.600%	9/15/42	250	250
Molson Coors Brewing Co.	5.000%	5/1/42	3,100	3,467
New York University Hospitals Center GO	4.428%	7/1/42	875	892
Novartis Capital Corp.	3.700%	9/21/42	750	768
Pepsi Bottling Group Inc.	7.000%	3/1/29	4,075	5,942
PepsiCo Inc.	5.500%	1/15/40	1,125	1,446
PepsiCo Inc.	4.875%	11/1/40	3,615	4,304
PepsiCo Inc.	4.000%	3/5/42	1,970	2,054
PepsiCo Inc.	3.600%	8/13/42	1,000	979
Pfizer Inc.	7.200%	3/15/39	3,865	6,043
Pharmacia Corp.	6.600%	12/1/28	1,050	1,432
Philip Morris International Inc.	6.375%	5/16/38	3,890	5,379
Philip Morris International Inc.	4.375%	11/15/41	2,550	2,751
Philip Morris International Inc.	4.500%	3/20/42	1,875	2,068
Philip Morris International Inc.	3.875%	8/21/42	1,775	1,780
Procter & Gamble Co.	6.450%	1/15/26	1,100	1,520
Procter & Gamble Co.	5.800%	8/15/34	200	270
Procter & Gamble Co.	5.550%	3/5/37	6,150	8,321
Quest Diagnostics Inc.	6.950%	7/1/37	965	1,279
Quest Diagnostics Inc.	5.750%	1/30/40	1,000	1,185
Ralcorp Holdings Inc.	6.625%	8/15/39	1,835	1,959
Reynolds American Inc.	7.250%	6/15/37	725	914
Safeway Inc.	7.250%	2/1/31	1,761	1,880
Sysco Corp.	5.375%	9/21/35	1,575	1,998
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	2,225	2,947
Unilever Capital Corp.	5.900%	11/15/32	3,425	4,847
Watson Pharmaceuticals Inc.	3.250%	10/1/22	3,400	3,442
Watson Pharmaceuticals Inc.	4.625%	10/1/42	3,400	3,465
Wyeth LLC	6.450%	2/1/24	2,725	3,722
Wyeth LLC	6.500%	2/1/34	2,310	3,221
Wyeth LLC	6.000%	2/15/36	2,850	3,827
Wyeth LLC	5.950%	4/1/37	7,635	10,254
Zimmer Holdings Inc.	5.750%	11/30/39	1,100	1,352

Energy (4.3%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	1,000	1,244
Anadarko Finance Co.	7.500%	5/1/31	2,485	3,341
Anadarko Petroleum Corp.	6.450%	9/15/36	6,850	8,529
Anadarko Petroleum Corp.	7.950%	6/15/39	50	72
Anadarko Petroleum Corp.	6.200%	3/15/40	1,575	1,932
Apache Corp.	6.000%	1/15/37	2,200	2,938
Apache Corp.	5.100%	9/1/40	3,150	3,736
Apache Corp.	5.250%	2/1/42	3,050	3,711
Apache Corp.	4.750%	4/15/43	3,825	4,388
Apache Finance Canada Corp.	7.750%	12/15/29	650	941
Baker Hughes Inc.	6.875%	1/15/29	1,000	1,364
Baker Hughes Inc.	5.125%	9/15/40	4,215	5,173
Burlington Resources Finance Co.	7.200%	8/15/31	1,050	1,498
Burlington Resources Finance Co.	7.400%	12/1/31	1,675	2,459
Cameron International Corp.	5.950%	6/1/41	1,400	1,738
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,400	1,934
Canadian Natural Resources Ltd.	6.450%	6/30/33	1,175	1,533
Canadian Natural Resources Ltd.	5.850%	2/1/35	650	795
Canadian Natural Resources Ltd.	6.500%	2/15/37	2,315	3,026
Canadian Natural Resources Ltd.	6.250%	3/15/38	3,115	4,080

Cenovus Energy Inc.	6.750%	11/15/39	3,980	5,432
Cenovus Energy Inc.	4.450%	9/15/42	1,700	1,773
Conoco Funding Co.	7.250%	10/15/31	195	293
ConocoPhillips	5.900%	10/15/32	2,750	3,587
ConocoPhillips	5.900%	5/15/38	2,425	3,264
ConocoPhillips	6.500%	2/1/39	4,050	5,860
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	2,250	2,920
ConocoPhillips Holding Co.	6.950%	4/15/29	1,975	2,797
Devon Energy Corp.	7.950%	4/15/32	535	801
Devon Energy Corp.	5.600%	7/15/41	4,610	5,458
Devon Energy Corp.	4.750%	5/15/42	500	538
Devon Financing Corp. ULC	7.875%	9/30/31	5,690	8,209
Diamond Offshore Drilling Inc.	5.700%	10/15/39	1,075	1,416
Encana Corp.	6.500%	8/15/34	5,150	6,127
Encana Corp.	6.625%	8/15/37	1,175	1,434
Encana Corp.	6.500%	2/1/38	875	1,059
Encana Corp.	5.150%	11/15/41	1,160	1,211
Eni USA Inc.	7.300%	11/15/27	600	804
EOG Resources Inc.	2.625%	3/15/23	2,550	2,578
Global Marine Inc.	7.000%	6/1/28	800	897
Halliburton Co.	6.700%	9/15/38	5,350	7,604
Halliburton Co.	4.500%	11/15/41	1,000	1,119
Hess Corp.	7.875%	10/1/29	2,625	3,632
Hess Corp.	7.300%	8/15/31	895	1,199
Hess Corp.	7.125%	3/15/33	925	1,227
Hess Corp.	6.000%	1/15/40	2,290	2,774
Hess Corp.	5.600%	2/15/41	4,300	4,993
Husky Energy Inc.	6.800%	9/15/37	1,475	1,936
Kerr-McGee Corp.	6.950%	7/1/24	2,197	2,844
Kerr-McGee Corp.	7.875%	9/15/31	500	669
Marathon Oil Corp.	6.800%	3/15/32	750	998
Marathon Oil Corp.	6.600%	10/1/37	2,400	3,201
Marathon Petroleum Corp.	6.500%	3/1/41	3,125	3,816
Murphy Oil Corp.	7.050%	5/1/29	500	611
Nexen Inc.	7.875%	3/15/32	1,800	2,470
Nexen Inc.	5.875%	3/10/35	1,850	2,191
Nexen Inc.	6.400%	5/15/37	3,365	4,301
Nexen Inc.	7.500%	7/30/39	1,525	2,179
Noble Energy Inc.	8.000%	4/1/27	1,275	1,741
Noble Energy Inc.	6.000%	3/1/41	1,950	2,360
Noble Holding International Ltd.	6.200%	8/1/40	1,900	2,212
Noble Holding International Ltd.	5.250%	3/15/42	1,900	2,034
Occidental Petroleum Corp.	2.700%	2/15/23	2,850	2,924
Petro-Canada	7.875%	6/15/26	150	215
Petro-Canada	7.000%	11/15/28	250	316
Petro-Canada	5.350%	7/15/33	1,650	1,839
Petro-Canada	5.950%	5/15/35	2,580	3,142
Petro-Canada	6.800%	5/15/38	2,850	3,886
4 Phillips 66	5.875%	5/1/42	4,300	5,151
Pioneer Natural Resources Co.	7.200%	1/15/28	500	628
Pride International Inc.	7.875%	8/15/40	1,200	1,762
Shell International Finance BV	6.375%	12/15/38	6,715	9,699
Shell International Finance BV	5.500%	3/25/40	2,950	3,886
Shell International Finance BV	3.625%	8/21/42	1,900	1,927
Suncor Energy Inc.	7.150%	2/1/32	800	1,087
Suncor Energy Inc.	5.950%	12/1/34	1,080	1,341
Suncor Energy Inc.	6.500%	6/15/38	5,225	6,937

Talisman Energy Inc.	7.250%	10/15/27	450	565
Talisman Energy Inc.	5.850%	2/1/37	3,200	3,626
Talisman Energy Inc.	6.250%	2/1/38	1,500	1,788
Tosco Corp.	7.800%	1/1/27	105	151
Tosco Corp.	8.125%	2/15/30	6,400	9,683
Total Capital International SA	2.700%	1/25/23	1,425	1,450
Transocean Inc.	6.500%	11/15/20	225	269
Transocean Inc.	3.800%	10/15/22	1,275	1,282
Transocean Inc.	7.500%	4/15/31	1,525	1,885
Transocean Inc.	6.800%	3/15/38	2,900	3,491
Transocean Inc.	7.350%	12/15/41	1,080	1,415
Valero Energy Corp.	7.500%	4/15/32	2,921	3,652
Valero Energy Corp.	6.625%	6/15/37	4,575	5,527
Weatherford International Inc.	6.800%	6/15/37	2,900	3,154
Weatherford International Ltd.	6.500%	8/1/36	1,900	2,042
Weatherford International Ltd.	7.000%	3/15/38	1,600	1,815
Weatherford International Ltd.	6.750%	9/15/40	600	678
Weatherford International Ltd.	5.950%	4/15/42	1,000	1,049
XTO Energy Inc.	6.750%	8/1/37	440	684

Other Industrial (0.1%)
California Institute of Technology GO	4.700%	11/1/11	1,250	1,393
Massachusetts Institute of Technology GO	5.600%	7/1/11	1,950	2,817

Technology (1.5%)
Agilent Technologies Inc.	3.200%	10/1/22	1,500	1,515
Applied Materials Inc.	5.850%	6/15/41	2,100	2,638
Cisco Systems Inc.	5.900%	2/15/39	3,650	4,847
Cisco Systems Inc.	5.500%	1/15/40	7,160	9,203
Corning Inc.	7.250%	8/15/36	600	769
Corning Inc.	4.700%	3/15/37	2,300	2,435
Corning Inc.	5.750%	8/15/40	950	1,153
Corning Inc.	4.750%	3/15/42	350	376
Dell Inc.	7.100%	4/15/28	800	999
Dell Inc.	6.500%	4/15/38	1,158	1,428
Fiserv Inc.	3.500%	10/1/22	1,525	1,526
Harris Corp.	6.150%	12/15/40	570	697
Hewlett-Packard Co.	6.000%	9/15/41	3,555	3,806
HP Enterprise Services LLC	7.450%	10/15/29	375	455
Intel Corp.	4.800%	10/1/41	4,795	5,616
International Business Machines Corp.	7.000%	10/30/25	1,050	1,554
International Business Machines Corp.	6.220%	8/1/27	1,600	2,189
International Business Machines Corp.	6.500%	1/15/28	225	308
International Business Machines Corp.	5.875%	11/29/32	950	1,303
International Business Machines Corp.	5.600%	11/30/39	2,928	3,907
International Business Machines Corp.	4.000%	6/20/42	4,403	4,757
Juniper Networks Inc.	5.950%	3/15/41	1,350	1,498
Microsoft Corp.	5.200%	6/1/39	2,205	2,875
Microsoft Corp.	4.500%	10/1/40	2,465	2,908
Microsoft Corp.	5.300%	2/8/41	1,800	2,384
Motorola Solutions Inc.	7.500%	5/15/25	525	653
Oracle Corp.	6.500%	4/15/38	2,775	3,970
Oracle Corp.	6.125%	7/8/39	2,425	3,332
Oracle Corp.	5.375%	7/15/40	8,045	10,307
Pitney Bowes Inc.	5.250%	1/15/37	2,065	2,120
SAIC Inc.	5.950%	12/1/40	350	401
Science Applications International Corp.	5.500%	7/1/33	1,100	1,119

Tyco Electronics Group SA	7.125%	10/1/37	1,250	1,675
Xerox Corp.	6.750%	12/15/39	950	1,186

Transportation (1.4%)
3 BNSF Funding Trust I	6.613%	12/15/55	850	942
Burlington Northern Santa Fe LLC	7.000%	12/15/25	1,200	1,636
Burlington Northern Santa Fe LLC	7.950%	8/15/30	1,300	1,855
Burlington Northern Santa Fe LLC	6.200%	8/15/36	775	999
Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,325	1,714
Burlington Northern Santa Fe LLC	5.750%	5/1/40	2,345	2,931
Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,325	1,521
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,710	2,063
Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,310	1,391
Burlington Northern Santa Fe LLC	4.375%	9/1/42	2,475	2,628
Canadian National Railway Co.	6.250%	8/1/34	2,450	3,418
Canadian National Railway Co.	6.200%	6/1/36	2,550	3,496
Canadian Pacific Railway Co.	4.450%	3/15/23	1,800	1,996
Canadian Pacific Railway Co.	7.125%	10/15/31	2,325	3,017
Canadian Pacific Railway Co.	5.950%	5/15/37	500	595
Canadian Pacific Railway Ltd.	5.750%	1/15/42	395	489
Con-way Inc.	6.700%	5/1/34	650	704
3 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	1,100	1,127
3 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	2,850	2,918
CSX Corp.	6.000%	10/1/36	175	219
CSX Corp.	6.150%	5/1/37	2,280	2,908
CSX Corp.	6.220%	4/30/40	5,625	7,306
CSX Corp.	5.500%	4/15/41	400	482
CSX Corp.	4.750%	5/30/42	900	979
FedEx Corp.	3.875%	8/1/42	1,250	1,221
4 Norfolk Southern Corp.	2.903%	2/15/23	1,447	1,469
Norfolk Southern Corp.	5.590%	5/17/25	631	792
Norfolk Southern Corp.	7.800%	5/15/27	2,242	3,294
Norfolk Southern Corp.	7.250%	2/15/31	560	799
Norfolk Southern Corp.	7.050%	5/1/37	600	877
Norfolk Southern Corp.	4.837%	10/1/41	2,623	2,993
Norfolk Southern Corp.	3.950%	10/1/42	1,125	1,123
Norfolk Southern Corp.	6.000%	3/15/05	1,400	1,708
Norfolk Southern Corp.	6.000%	5/23/11	1,625	1,983
Union Pacific Corp.	7.125%	2/1/28	600	837
Union Pacific Corp.	6.625%	2/1/29	1,500	2,061
Union Pacific Corp.	6.150%	5/1/37	1,000	1,305
Union Pacific Corp.	5.780%	7/15/40	600	763
Union Pacific Corp.	4.750%	9/15/41	3,080	3,475
3 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	854	1,040
United Parcel Service Inc.	2.450%	10/1/22	2,800	2,824
United Parcel Service Inc.	6.200%	1/15/38	4,810	6,765
United Parcel Service Inc.	4.875%	11/15/40	300	359
United Parcel Service Inc.	3.625%	10/1/42	825	832
United Parcel Service of America Inc.	8.375%	4/1/30	500	766
				1,702,646
Utilities (8.0%)
Electric (5.7%)
AEP Texas Central Co.	6.650%	2/15/33	2,980	3,857
Alabama Power Co.	6.125%	5/15/38	1,000	1,349

Alabama Power Co.	5.500%	3/15/41	500	640
Alabama Power Co.	5.200%	6/1/41	1,075	1,345
Alabama Power Co.	4.100%	1/15/42	800	841
Appalachian Power Co.	5.800%	10/1/35	500	615
Appalachian Power Co.	6.375%	4/1/36	1,225	1,573
Appalachian Power Co.	6.700%	8/15/37	500	666
Arizona Public Service Co.	5.050%	9/1/41	1,000	1,177
Arizona Public Service Co.	4.500%	4/1/42	1,635	1,782
Baltimore Gas & Electric Co.	6.350%	10/1/36	375	505
Carolina Power & Light Co.	6.300%	4/1/38	1,775	2,438
Carolina Power & Light Co.	4.100%	5/15/42	800	831
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	925	1,339
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,200	1,164
Cleco Power LLC	6.500%	12/1/35	500	627
Cleco Power LLC	6.000%	12/1/40	1,000	1,207
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,000	1,208
Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,000	1,150
Commonwealth Edison Co.	5.875%	2/1/33	250	322
Commonwealth Edison Co.	5.900%	3/15/36	1,950	2,564
Commonwealth Edison Co.	6.450%	1/15/38	1,475	2,077
Commonwealth Edison Co.	3.800%	10/1/42	650	652
Connecticut Light & Power Co.	6.350%	6/1/36	750	1,031
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	1,950	2,409
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	4,175	5,543
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,475	3,630
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	875	1,115
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,150	1,508
Delmarva Power & Light Co.	4.000%	6/1/42	500	537
Detroit Edison Co.	5.700%	10/1/37	500	652
Detroit Edison Co.	3.950%	6/15/42	1,125	1,178
Dominion Resources Inc.	6.300%	3/15/33	2,150	2,752
Dominion Resources Inc.	5.950%	6/15/35	2,875	3,651
Dominion Resources Inc.	4.900%	8/1/41	2,100	2,450
Dominion Resources Inc.	4.050%	9/15/42	1,200	1,217
DTE Energy Co.	6.375%	4/15/33	2,050	2,670
Duke Energy Carolinas LLC	6.000%	12/1/28	1,125	1,408
Duke Energy Carolinas LLC	6.450%	10/15/32	1,050	1,390
Duke Energy Carolinas LLC	6.100%	6/1/37	850	1,103
Duke Energy Carolinas LLC	6.000%	1/15/38	1,955	2,548
Duke Energy Carolinas LLC	6.050%	4/15/38	1,550	2,044
Duke Energy Carolinas LLC	5.300%	2/15/40	1,400	1,699
Duke Energy Carolinas LLC	4.250%	12/15/41	1,725	1,827
Duke Energy Carolinas LLC	4.000%	9/30/42	1,225	1,251
Duke Energy Indiana Inc.	6.120%	10/15/35	1,055	1,327
Duke Energy Indiana Inc.	6.350%	8/15/38	2,300	3,135
El Paso Electric Co.	6.000%	5/15/35	850	1,020
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	500	582
Entergy Louisiana LLC	5.400%	11/1/24	1,950	2,407
Entergy Louisiana LLC	4.440%	1/15/26	425	480
Exelon Corp.	5.625%	6/15/35	2,810	3,218
Exelon Generation Co. LLC	6.250%	10/1/39	3,740	4,331
Exelon Generation Co. LLC	5.750%	10/1/41	225	248
4 Exelon Generation Co. LLC	5.600%	6/15/42	3,095	3,316
FirstEnergy Corp.	7.375%	11/15/31	5,725	7,505
FirstEnergy Solutions Corp.	6.800%	8/15/39	1,145	1,265
Florida Power & Light Co.	5.950%	10/1/33	950	1,277
Florida Power & Light Co.	5.625%	4/1/34	1,674	2,158

Florida Power & Light Co.	4.950%	6/1/35	210	250
Florida Power & Light Co.	5.400%	9/1/35	1,190	1,495
Florida Power & Light Co.	6.200%	6/1/36	1,150	1,590
Florida Power & Light Co.	5.650%	2/1/37	2,150	2,799
Florida Power & Light Co.	5.850%	5/1/37	475	634
Florida Power & Light Co.	5.950%	2/1/38	3,350	4,549
Florida Power & Light Co.	5.960%	4/1/39	650	883
Florida Power & Light Co.	5.690%	3/1/40	750	1,001
Florida Power & Light Co.	5.250%	2/1/41	1,095	1,385
Florida Power & Light Co.	4.125%	2/1/42	1,775	1,906
Florida Power & Light Co.	4.050%	6/1/42	1,050	1,114
Florida Power Corp.	6.350%	9/15/37	1,595	2,162
Florida Power Corp.	6.400%	6/15/38	4,050	5,554
Florida Power Corp.	5.650%	4/1/40	795	1,003
Georgia Power Co.	5.650%	3/1/37	2,575	3,220
Georgia Power Co.	5.950%	2/1/39	725	954
Georgia Power Co.	5.400%	6/1/40	2,000	2,466
Georgia Power Co.	4.750%	9/1/40	750	844
Georgia Power Co.	4.300%	3/15/42	3,250	3,442
Iberdrola International BV	6.750%	7/15/36	1,495	1,585
Indiana Michigan Power Co.	6.050%	3/15/37	1,775	2,211
Interstate Power & Light Co.	6.250%	7/15/39	975	1,287
3 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,255	2,570
Kansas City Power & Light Co.	6.050%	11/15/35	500	616
Kansas City Power & Light Co.	5.300%	10/1/41	750	867
Kentucky Utilities Co.	5.125%	11/1/40	800	1,000
Louisville Gas & Electric Co.	5.125%	11/15/40	2,200	2,715
MidAmerican Energy Co.	6.750%	12/30/31	1,970	2,709
MidAmerican Energy Co.	5.750%	11/1/35	850	1,088
MidAmerican Energy Co.	5.800%	10/15/36	875	1,144
MidAmerican Energy Holdings Co.	8.480%	9/15/28	420	621
MidAmerican Energy Holdings Co.	6.125%	4/1/36	8,845	11,312
MidAmerican Energy Holdings Co.	5.950%	5/15/37	1,675	2,110
MidAmerican Energy Holdings Co.	6.500%	9/15/37	1,700	2,276
Mississippi Power Co.	4.250%	3/15/42	1,625	1,672
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	2,900	4,420
Nevada Power Co.	6.750%	7/1/37	1,800	2,534
Nevada Power Co.	5.375%	9/15/40	970	1,182
Nevada Power Co.	5.450%	5/15/41	500	619
Northern States Power Co.	5.250%	7/15/35	1,175	1,452
Northern States Power Co.	6.250%	6/1/36	525	734
Northern States Power Co.	6.200%	7/1/37	1,550	2,172
Northern States Power Co.	5.350%	11/1/39	625	799
Northern States Power Co.	4.850%	8/15/40	1,200	1,448
Northern States Power Co.	3.400%	8/15/42	350	335
NSTAR Electric Co.	5.500%	3/15/40	725	939
Oglethorpe Power Corp.	5.950%	11/1/39	750	974
Oglethorpe Power Corp.	5.375%	11/1/40	1,730	2,064
Ohio Edison Co.	6.875%	7/15/36	1,000	1,311
Ohio Power Co.	6.600%	2/15/33	900	1,181
Ohio Power Co.	5.850%	10/1/35	800	1,006
Oklahoma Gas & Electric Co.	5.850%	6/1/40	350	450
Oklahoma Gas & Electric Co.	5.250%	5/15/41	750	908
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	2,025	2,470
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	455	577
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	565	733

Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,175	1,254
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	175	171
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,325	1,438
Pacific Gas & Electric Co.	6.050%	3/1/34	9,610	12,593
Pacific Gas & Electric Co.	5.800%	3/1/37	4,080	5,166
Pacific Gas & Electric Co.	6.350%	2/15/38	1,500	2,047
Pacific Gas & Electric Co.	5.400%	1/15/40	830	1,020
Pacific Gas & Electric Co.	4.500%	12/15/41	750	828
Pacific Gas & Electric Co.	4.450%	4/15/42	1,475	1,601
PacifiCorp	7.700%	11/15/31	400	603
PacifiCorp	5.250%	6/15/35	1,150	1,390
PacifiCorp	5.750%	4/1/37	1,000	1,300
PacifiCorp	6.250%	10/15/37	2,143	2,969
PacifiCorp	4.100%	2/1/42	2,000	2,121
Pennsylvania Electric Co.	6.150%	10/1/38	350	423
Potomac Electric Power Co.	6.500%	11/15/37	2,000	2,865
Potomac Electric Power Co.	7.900%	12/15/38	160	265
PPL Electric Utilities Corp.	6.250%	5/15/39	775	1,082
PPL Electric Utilities Corp.	5.200%	7/15/41	400	498
Progress Energy Inc.	7.750%	3/1/31	1,875	2,636
Progress Energy Inc.	7.000%	10/30/31	500	662
Progress Energy Inc.	6.000%	12/1/39	1,100	1,380
PSEG Power LLC	8.625%	4/15/31	575	847
Public Service Co. of Colorado	6.250%	9/1/37	1,025	1,434
Public Service Co. of Colorado	6.500%	8/1/38	630	897
Public Service Co. of Colorado	4.750%	8/15/41	1,300	1,539
Public Service Co. of Colorado	3.600%	9/15/42	2,225	2,197
Public Service Co. of Oklahoma	6.625%	11/15/37	300	397
Public Service Electric & Gas Co.	5.800%	5/1/37	2,050	2,741
Public Service Electric & Gas Co.	5.375%	11/1/39	1,700	2,185
Public Service Electric & Gas Co.	5.500%	3/1/40	1,800	2,363
Public Service Electric & Gas Co.	3.950%	5/1/42	125	133
Public Service Electric & Gas Co.	3.650%	9/1/42	1,100	1,114
Puget Sound Energy Inc.	5.483%	6/1/35	1,725	2,182
Puget Sound Energy Inc.	6.274%	3/15/37	1,925	2,703
Puget Sound Energy Inc.	5.757%	10/1/39	1,450	1,915
Puget Sound Energy Inc.	5.795%	3/15/40	675	891
Puget Sound Energy Inc.	5.764%	7/15/40	720	941
Puget Sound Energy Inc.	4.434%	11/15/41	650	727
San Diego Gas & Electric Co.	5.350%	5/15/35	1,025	1,303
San Diego Gas & Electric Co.	6.125%	9/15/37	785	1,100
San Diego Gas & Electric Co.	4.500%	8/15/40	2,225	2,580
San Diego Gas & Electric Co.	3.950%	11/15/41	900	950
San Diego Gas & Electric Co.	4.300%	4/1/42	1,225	1,383
Sierra Pacific Power Co.	6.750%	7/1/37	670	930
South Carolina Electric & Gas Co.	6.625%	2/1/32	500	672
South Carolina Electric & Gas Co.	5.300%	5/15/33	1,850	2,197
South Carolina Electric & Gas Co.	6.050%	1/15/38	775	1,025
South Carolina Electric & Gas Co.	5.450%	2/1/41	500	621
South Carolina Electric & Gas Co.	4.350%	2/1/42	2,075	2,234
Southern California Edison Co.	6.650%	4/1/29	700	932
Southern California Edison Co.	6.000%	1/15/34	1,230	1,634
Southern California Edison Co.	5.750%	4/1/35	800	1,040
Southern California Edison Co.	5.350%	7/15/35	2,000	2,484
Southern California Edison Co.	5.550%	1/15/36	100	128
Southern California Edison Co.	5.625%	2/1/36	3,275	4,219
Southern California Edison Co.	5.550%	1/15/37	500	642

Southern California Edison Co.	5.950%	2/1/38	1,675	2,251
Southern California Edison Co.	4.500%	9/1/40	2,525	2,890
Southern California Edison Co.	3.900%	12/1/41	1,500	1,551
Southern California Edison Co.	4.050%	3/15/42	875	933
Southern Power Co.	5.150%	9/15/41	1,725	1,992
Southwestern Electric Power Co.	6.200%	3/15/40	700	895
Southwestern Public Service Co.	4.500%	8/15/41	950	1,068
Tampa Electric Co.	6.550%	5/15/36	450	628
Tampa Electric Co.	6.150%	5/15/37	900	1,203
Tampa Electric Co.	4.100%	6/15/42	700	743
Toledo Edison Co.	6.150%	5/15/37	500	626
TransAlta Corp.	6.500%	3/15/40	600	631
Union Electric Co.	5.300%	8/1/37	2,000	2,450
Union Electric Co.	3.900%	9/15/42	1,675	1,717
Virginia Electric & Power Co.	6.000%	1/15/36	1,725	2,321
Virginia Electric & Power Co.	6.350%	11/30/37	1,400	1,944
Virginia Electric & Power Co.	8.875%	11/15/38	1,460	2,516
Westar Energy Inc.	4.125%	3/1/42	1,235	1,324
Wisconsin Electric Power Co.	5.625%	5/15/33	450	566
Wisconsin Electric Power Co.	5.700%	12/1/36	1,075	1,394
Wisconsin Power & Light Co.	6.375%	8/15/37	975	1,379
Xcel Energy Inc.	6.500%	7/1/36	650	890

Natural Gas (2.2%)
AGL Capital Corp.	6.000%	10/1/34	850	1,106
AGL Capital Corp.	5.875%	3/15/41	1,725	2,268
Atmos Energy Corp.	5.500%	6/15/41	1,550	1,951
CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,150	1,451
DCP Midstream LLC	8.125%	8/16/30	1,000	1,322
El Paso Natural Gas Co. LLC	8.375%	6/15/32	1,832	2,643
Enbridge Energy Partners LP	7.500%	4/15/38	2,995	4,016
Energy Transfer Partners LP	6.625%	10/15/36	1,625	1,842
Energy Transfer Partners LP	7.500%	7/1/38	2,775	3,355
Energy Transfer Partners LP	6.050%	6/1/41	1,125	1,231
Energy Transfer Partners LP	6.500%	2/1/42	2,715	3,144
Enterprise Products Operating LLC	6.875%	3/1/33	2,150	2,747
Enterprise Products Operating LLC	6.650%	10/15/34	1,095	1,376
Enterprise Products Operating LLC	7.550%	4/15/38	1,225	1,653
Enterprise Products Operating LLC	6.125%	10/15/39	1,500	1,823
Enterprise Products Operating LLC	6.450%	9/1/40	1,275	1,579
Enterprise Products Operating LLC	5.950%	2/1/41	1,775	2,114
Enterprise Products Operating LLC	5.700%	2/15/42	1,950	2,273
Enterprise Products Operating LLC	4.850%	8/15/42	2,275	2,371
Enterprise Products Operating LLC	4.450%	2/15/43	2,375	2,352
KeySpan Corp.	8.000%	11/15/30	1,175	1,625
Kinder Morgan Energy Partners LP	3.450%	2/15/23	1,500	1,546
Kinder Morgan Energy Partners LP	7.400%	3/15/31	500	637
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	655
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,600	2,032
Kinder Morgan Energy Partners LP	5.800%	3/15/35	2,075	2,349
Kinder Morgan Energy Partners LP	6.500%	2/1/37	4,375	5,251
Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,744	2,232
Kinder Morgan Energy Partners LP	6.500%	9/1/39	2,075	2,547
Kinder Morgan Energy Partners LP	6.375%	3/1/41	350	438
Kinder Morgan Energy Partners LP	5.625%	9/1/41	900	1,022
Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,500	1,562
Magellan Midstream Partners LP	6.400%	5/1/37	500	637

Nisource Finance Corp.	6.250%	12/15/40	730	918
Nisource Finance Corp.	5.950%	6/15/41	1,500	1,829
Nisource Finance Corp.	5.800%	2/1/42	300	360
Nisource Finance Corp.	5.250%	2/15/43	2,000	2,244
ONEOK Inc.	6.000%	6/15/35	1,725	1,888
ONEOK Partners LP	3.375%	10/1/22	2,625	2,645
ONEOK Partners LP	6.650%	10/1/36	3,025	3,609
ONEOK Partners LP	6.850%	10/15/37	200	246
ONEOK Partners LP	6.125%	2/1/41	1,825	2,175
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	845	1,083
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	2,875	3,712
Sempra Energy	6.000%	10/15/39	3,750	4,894
Southern California Gas Co.	5.750%	11/15/35	75	99
Southern California Gas Co.	3.750%	9/15/42	550	561
Southern Natural Gas Co. LLC	8.000%	3/1/32	1,338	1,916
Southern Union Co.	8.250%	11/15/29	950	1,176
Spectra Energy Capital LLC	6.750%	2/15/32	1,705	2,063
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	850	983
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	1,466	1,952
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	1,400	1,884
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	110	153
Texas Eastern Transmission LP	7.000%	7/15/32	700	932
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,725	2,179
TransCanada PipeLines Ltd.	5.850%	3/15/36	3,175	4,182
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,400	1,921
TransCanada PipeLines Ltd.	7.250%	8/15/38	3,850	5,743
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,620	2,503
TransCanada PipeLines Ltd.	6.100%	6/1/40	475	656
4 Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,075	1,110
Williams Cos. Inc.	7.500%	1/15/31	2,126	2,667
Williams Cos. Inc.	8.750%	3/15/32	1,041	1,445
Williams Partners LP	6.300%	4/15/40	4,850	6,113

Other Utility (0.1%)
American Water Capital Corp.	6.593%	10/15/37	1,925	2,489
United Utilities plc	6.875%	8/15/28	1,425	1,629
Veolia Environnement SA	6.750%	6/1/38	575	690

				470,456
Total Corporate Bonds (Cost $2,254,153)				2,665,595
Sovereign Bonds (U.S. Dollar-Denominated) (6.0%)
Asian Development Bank	5.593%	7/16/18	4,000	4,915
Asian Development Bank	5.820%	6/16/28	240	319
European Investment Bank	4.875%	2/15/36	2,900	3,451
Federative Republic of Brazil	4.875%	1/22/21	1,500	1,792
Federative Republic of Brazil	8.875%	4/15/24	1,525	2,451
Federative Republic of Brazil	8.875%	4/15/24	3,000	4,830
Federative Republic of Brazil	8.750%	2/4/25	6,700	10,787
Federative Republic of Brazil	10.125%	5/15/27	6,700	12,110
Federative Republic of Brazil	8.250%	1/20/34	7,175	11,803
Federative Republic of Brazil	7.125%	1/20/37	7,220	10,815
Federative Republic of Brazil	11.000%	8/17/40	5,150	6,577
Federative Republic of Brazil	5.625%	1/7/41	10,950	14,032
Hydro-Quebec	8.050%	7/7/24	5,000	7,484

Hydro-Quebec	8.500%	12/1/29	1,321	2,176
Inter-American Development Bank	7.000%	6/15/25	750	1,075
Inter-American Development Bank	3.875%	10/28/41	1,200	1,312
Inter-American Development Bank	3.200%	8/7/42	2,500	2,421
International Bank for Reconstruction &
Development	7.625%	1/19/23	1,807	2,698
International Bank for Reconstruction &
Development	8.875%	3/1/26	1,000	1,709
International Bank for Reconstruction &
Development	4.750%	2/15/35	2,425	3,063
5 KFW	2.000%	10/4/22	8,550	8,450
5 KFW	0.000%	4/18/36	7,500	3,488
5 KFW	0.000%	6/29/37	825	373
Korea Electric Power Corp.	7.000%	2/1/27	750	950
Landesbank Baden-Wuerttemberg	7.625%	2/1/23	700	918
Pemex Project Funding Master Trust	6.625%	6/15/35	8,570	10,651
Pemex Project Funding Master Trust	6.625%	6/15/38	1,375	1,720
Petrobras International Finance Co. - Pifco	6.875%	1/20/40	3,900	4,889
Petrobras International Finance Co. - Pifco	6.750%	1/27/41	7,120	8,828
Petroleos Mexicanos	6.500%	6/2/41	5,925	7,295
Petroleos Mexicanos	5.500%	6/27/44	3,100	3,373
Province of British Columbia	6.500%	1/15/26	1,500	2,163
Province of British Columbia	7.250%	9/1/36	500	821
Quebec	7.125%	2/9/24	4,125	5,818
Quebec	7.500%	9/15/29	5,615	8,690
Region of Lombardy Italy	5.804%	10/25/32	2,375	1,808
Federative Republic of Brazil	2.625%	1/5/23	2,000	2,002
Republic of Columbia	8.125%	5/21/24	2,450	3,651
Republic of Columbia	7.375%	9/18/37	4,950	7,591
Republic of Columbia	6.125%	1/18/41	7,975	10,753
Republic of Finland	6.950%	2/15/26	695	1,005
Republic of Italy	6.875%	9/27/23	7,600	8,373
Republic of Italy	5.375%	6/15/33	5,675	5,350
Republic of Korea	5.625%	11/3/25	900	1,179
Republic of Panama	7.125%	1/29/26	4,215	5,975
Republic of Panama	8.875%	9/30/27	1,460	2,358
Republic of Panama	9.375%	4/1/29	1,200	2,040
3 Republic of Panama	6.700%	1/26/36	7,100	9,929
Republic of Peru	7.350%	7/21/25	5,800	8,459
Republic of Peru	8.750%	11/21/33	3,250	5,589
3 Republic of Peru	6.550%	3/14/37	4,975	7,301
Republic of Peru	5.625%	11/18/50	5,770	7,397
Republic of Poland	3.000%	3/17/23	3,000	2,942
Republic of South Africa	6.875%	5/27/19	150	189
Republic of South Africa	4.665%	1/17/24	5,525	6,216
Republic of South Africa	6.250%	3/8/41	850	1,120
3 Oriental Republic of Uruguay	8.000%	11/18/22	3,900	5,665
3 Oriental Republic of Uruguay	7.625%	3/21/36	5,000	7,762
Statoil ASA	7.250%	9/23/27	2,500	3,628
Statoil ASA	6.800%	1/15/28	185	258
Statoil ASA	7.150%	1/15/29	1,090	1,554
Statoil ASA	5.100%	8/17/40	2,300	2,853
Statoil ASA	4.250%	11/23/41	1,125	1,246
United Mexican States	8.300%	8/15/31	1,325	2,130
United Mexican States	7.500%	4/8/33	1,000	1,515
United Mexican States	6.750%	9/27/34	6,915	9,812
United Mexican States	6.050%	1/11/40	15,045	20,010

United Mexican States	4.750%	3/8/44	15,115	16,795
United Mexican States	5.750%	10/12/10	3,950	4,699
Total Sovereign Bonds (Cost $303,328)				353,401
Taxable Municipal Bonds (6.4%)
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	1,100	1,416
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	730	881
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	500	712
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	600	714
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	2,900	3,567
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	475	559
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	200	273
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	1,900	2,803
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	600	779
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,095	1,534
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	3,350	4,753
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	2,850	4,149
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	805	1,149
California GO	7.500%	4/1/34	6,480	8,642
California GO	7.950%	3/1/36	1,500	1,801
California GO	7.550%	4/1/39	6,915	9,438
California GO	7.300%	10/1/39	4,980	6,631
California GO	7.350%	11/1/39	3,800	5,131
California GO	7.625%	3/1/40	3,990	5,506
California GO	7.600%	11/1/40	5,425	7,531
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	650	826
Chicago IL Board of Education GO	6.319%	11/1/29	805	938
Chicago IL Board of Education GO	6.138%	12/1/39	800	871
Chicago IL GO	7.781%	1/1/35	675	879
Chicago IL GO	5.432%	1/1/42	900	928
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	2,425	3,188
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	600	691
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	1,150	1,499
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	200	226
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	4,950	6,006
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	575	736
Chicago IL Water Revenue	6.742%	11/1/40	800	1,073
Clark County NV Airport Revenue	6.881%	7/1/42	650	757

Clark County NV Airport Revenue	6.820%	7/1/45	1,000	1,434
Colorado Bridge Enterprise Revenue	6.078%	12/1/40	280	364
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	1,190	1,479
Connecticut GO	5.090%	10/1/30	350	407
Connecticut GO	5.850%	3/15/32	5,350	6,760
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	900	1,077
Cook County IL GO	6.229%	11/15/34	1,050	1,205
Curators of the University of Missouri System
Facilities Revenue	5.960%	11/1/39	1,220	1,614
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	200	260
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,108
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	515	629
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,570	2,157
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	1,665	2,058
Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,880
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	525	665
Denver CO Public Schools Revenue (City &
County of Denver School District No. 1)
COP	7.017%	12/15/37	850	1,188
District of Columbia Income Tax Revenue	5.591%	12/1/34	675	846
District of Columbia Income Tax Revenue	5.582%	12/1/35	735	925
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.522%	10/1/44	1,275	1,546
East Baton Rouge LA Sewer Commission
Revenue	6.087%	2/1/45	700	798
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	990	1,333
George Washington University District of
Columbia GO	3.485%	9/15/22	1,000	1,067
Georgia GO	4.503%	11/1/25	825	958
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	2,750	3,229
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	2,825	3,277
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	850	929
Harvard University Massachusetts GO	4.875%	10/15/40	1,000	1,247
Houston TX GO	6.290%	3/1/32	900	1,121
Illinois GO	4.950%	6/1/23	1,700	1,770
Illinois GO	5.100%	6/1/33	19,430	18,850
Illinois GO	6.630%	2/1/35	2,150	2,427
Illinois GO	6.725%	4/1/35	1,000	1,140
Illinois GO	7.350%	7/1/35	2,250	2,712
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	1,200	1,538
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	600	756
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	1,075	1,429
6 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	500	587
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	525	714
Los Angeles CA Community College District
GO	6.600%	8/1/42	1,300	1,754

Los Angeles CA Community College District
GO	6.750%	8/1/49	700	954
Los Angeles CA Department of Airports
International Airport Revenue	6.582%	5/15/39	225	294
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	775	980
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	775	997
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	625	726
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	1,375	1,998
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	1,500	2,210
Los Angeles CA Unified School District GO	5.755%	7/1/29	1,105	1,299
Los Angeles CA Unified School District GO	5.750%	7/1/34	3,795	4,470
Los Angeles CA Unified School District GO	6.758%	7/1/34	2,660	3,544
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	1,150	1,454
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	700	915
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	700	946
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	850	1,146
Massachusetts GO	4.500%	8/1/31	1,500	1,701
Massachusetts GO	5.456%	12/1/39	1,900	2,389
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	1,050	1,372
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	850	1,129
Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	900	1,093
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	1,000	1,195
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	1,200	1,524
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	775	931
Metropolitan Water District of Southern
California Water Revenue	6.947%	7/1/40	575	714
Mississippi GO	5.245%	11/1/34	700	849
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	600	742
7 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	6,750	8,621
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.754%	12/15/28	1,700	2,024
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.104%	12/15/28	1,150	1,337
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	1,575	2,134
8 New Jersey Turnpike Authority Revenue	4.252%	1/1/16	30	32
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	4,889	7,277
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,460	6,407
New York City NY GO	5.206%	10/1/31	1,070	1,237

New York City NY GO	6.646%	12/1/31	400	491
New York City NY GO	6.246%	6/1/35	1,075	1,258
New York City NY GO	5.968%	3/1/36	415	544
New York City NY GO	5.985%	12/1/36	625	797
New York City NY GO	5.517%	10/1/37	675	845
New York City NY GO	6.271%	12/1/37	1,620	2,157
New York City NY GO	5.846%	6/1/40	400	526
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	900	1,215
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	500	570
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.724%	6/15/42	550	741
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	800	1,110
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	1,475	2,063
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	1,995	2,555
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	2,000	2,745
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	800	1,070
New York City NY Transitional Finance
Authority Future Tax Revenue	5.267%	5/1/27	200	244
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	775	980
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	2,215	2,807
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	1,150	1,435
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	4,025	6,048
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	575	742
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.548%	11/15/31	500	631
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	700	843
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	1,750	2,309
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	2,550	3,089
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	500	596
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	2,000	2,497
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	635	794
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	1,625	2,015
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	625	789
North Carolina Turnpike Authority Revenue	6.700%	1/1/39	170	197
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	2,635	3,627

Ohio State University General Receipts
Revenue	4.910%	6/1/40	1,500	1,799
Ohio State University General Receipts
Revenue	4.800%	6/1/11	1,650	1,895
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,309
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	1,060	1,500
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	1,305	1,714
Oregon GO	5.762%	6/1/23	600	753
Oregon GO	5.892%	6/1/27	3,500	4,350
8 Oregon School Boards Association GO	4.759%	6/30/28	1,850	2,115
6 Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,806
Pennsylvania GO	4.650%	2/15/26	1,100	1,293
Pennsylvania GO	5.350%	5/1/30	1,000	1,109
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	1,100	1,271
Pennsylvania Turnpike Commission Revenue	6.105%	12/1/39	600	757
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	775	929
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	850	1,028
Phoenix AZ GO	5.269%	7/1/34	100	118
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	2,260	2,908
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	2,795	3,523
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	25	32
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	2,000	2,284
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	5,575	5,611
Port of Seattle WA Revenue	7.000%	5/1/36	100	119
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	1,000	1,167
Princeton University New Jersey GO	5.700%	3/1/39	1,500	2,079
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	810	1,113
Rutgers State University NJ Revenue	5.665%	5/1/40	1,050	1,338
Sacramento CA Municipal Utility District
Revenue	6.156%	5/15/36	905	1,120
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	1,100	1,323
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	600	813
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	1,190	1,545
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	1,150	1,499
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	1,100	1,216
San Diego County CA Regional
Transportation Authority Sales Tax
Revenue	5.911%	4/1/48	1,840	2,493
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	1,200	1,590

San Francisco CA City & County Public
Utilities Commission Water Revenue	6.000%	11/1/40	1,325	1,653
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	1,300	1,844
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	1,000	1,238
Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	750	849
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	750	1,037
Texas GO	5.517%	4/1/39	2,920	3,847
Texas Transportation Commission Revenue	5.028%	4/1/26	1,000	1,219
Texas Transportation Commission Revenue	5.178%	4/1/30	3,650	4,441
Texas Transportation Commission Revenue	4.631%	4/1/33	1,060	1,259
Texas Transportation Commission Revenue	4.681%	4/1/40	750	877
Tufts University Massachusetts GO	5.017%	4/15/12	1,035	1,189
University of California Regents Medical
Center Revenue	6.548%	5/15/48	900	1,187
University of California Regents Medical
Center Revenue	6.583%	5/15/49	1,075	1,472
University of California Revenue	5.770%	5/15/43	2,800	3,450
University of California Revenue	5.946%	5/15/45	1,400	1,743
University of California Revenue	4.858%	5/15/12	2,500	2,587
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	575	708
University of Pennsylvania GO	4.674%	9/1/12	1,000	1,130
University of Southern California Revenue	5.250%	10/1/11	800	1,016
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	620	776
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	890	1,058
University of Texas System Revenue
Financing System Revenue	5.134%	8/15/42	550	692
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	575	684
University of Virginia Revenue	6.200%	9/1/39	1,130	1,624
Utah GO	4.554%	7/1/24	1,100	1,317
Utah GO	3.539%	7/1/25	1,200	1,308
Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	700	945
Virginia Commonwealth Transportation Board
Revenue	5.350%	5/15/35	300	381
Washington Convention Center Public
Facilities District Revenue	6.790%	7/1/40	600	739
Washington GO	5.090%	8/1/33	945	1,142
Washington GO	5.481%	8/1/39	650	826
Washington GO	5.140%	8/1/40	1,210	1,504
6 Wisconsin GO	5.700%	5/1/26	1,400	1,719
Total Taxable Municipal Bonds (Cost $312,160)				377,776

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
9 Vanguard Market Liquidity Fund (Cost
$53,194)	0.163%	53,193,731	53,194
Total Investments (99.8%) (Cost $4,973,065)			5,897,706
Other Assets and Liabilities-Net (0.2%)			13,102
Net Assets (100%)			5,910,808

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the aggregate value of these securities was $34,623,000, representing 0.6% of net assets.
5 Guaranteed by the Federal Republic of Germany.
6 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
7 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Long-Term Bond Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,444,851	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,889	—
Corporate Bonds	—	2,665,595	—
Sovereign Bonds	—	353,401	—
Taxable Municipal Bonds	—	377,776	—
Temporary Cash Investments	53,194	—	—
Total	53,194	5,844,512	—

C. At September 30, 2012, the cost of investment securities for tax purposes was $4,973,065,000. Net unrealized appreciation of investment securities for tax purposes was $924,641,000, consisting of unrealized gains of $930,907,000 on securities that had risen in value since their purchase and $6,266,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market Index Fund

Schedule of Investments
As of September 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (69.6%)
U.S. Government Securities (39.1%)
United States Treasury Note/Bond	0.625%	4/30/13	815,100	817,268
United States Treasury Note/Bond	3.500%	5/31/13	4,070	4,160
United States Treasury Note/Bond	3.375%	6/30/13	66,185	67,757
United States Treasury Note/Bond	3.375%	7/31/13	20,035	20,564
United States Treasury Note/Bond	0.750%	8/15/13	3,455	3,472
United States Treasury Note/Bond	4.250%	8/15/13	15,905	16,467
United States Treasury Note/Bond	0.125%	8/31/13	14,940	14,933
United States Treasury Note/Bond	3.125%	8/31/13	6,600	6,776
United States Treasury Note/Bond	0.750%	9/15/13	1,975	1,985
United States Treasury Note/Bond	0.125%	9/30/13	393,705	393,461
United States Treasury Note/Bond	3.125%	9/30/13	303,180	312,039
United States Treasury Note/Bond	0.500%	10/15/13	10,525	10,558
United States Treasury Note/Bond	0.250%	10/31/13	2,825	2,826
United States Treasury Note/Bond	2.750%	10/31/13	548,723	563,812
United States Treasury Note/Bond	0.500%	11/15/13	300	301
United States Treasury Note/Bond	4.250%	11/15/13	60,110	62,834
United States Treasury Note/Bond	0.250%	11/30/13	3,160	3,161
United States Treasury Note/Bond	2.000%	11/30/13	53,975	55,097
United States Treasury Note/Bond	0.750%	12/15/13	6,495	6,537
United States Treasury Note/Bond	0.125%	12/31/13	1,245	1,244
United States Treasury Note/Bond	1.500%	12/31/13	184,710	187,682
United States Treasury Note/Bond	0.250%	1/31/14	5,000	5,002
United States Treasury Note/Bond	1.750%	1/31/14	215,590	219,969
United States Treasury Note/Bond	1.250%	2/15/14	19,930	20,210
United States Treasury Note/Bond	4.000%	2/15/14	116,620	122,652
United States Treasury Note/Bond	0.250%	2/28/14	367,450	367,623
United States Treasury Note/Bond	1.875%	2/28/14	780,635	798,808
United States Treasury Note/Bond	1.250%	3/15/14	21,975	22,301
United States Treasury Note/Bond	0.250%	3/31/14	14,000	14,004
United States Treasury Note/Bond	1.750%	3/31/14	404,950	414,126
United States Treasury Note/Bond	1.250%	4/15/14	60,435	61,370
United States Treasury Note/Bond	1.875%	4/30/14	558,225	572,616
United States Treasury Note/Bond	1.000%	5/15/14	734,615	743,680
United States Treasury Note/Bond	4.750%	5/15/14	405,403	435,050
United States Treasury Note/Bond	0.250%	5/31/14	1,950	1,951
United States Treasury Note/Bond	2.250%	5/31/14	237,575	245,482
United States Treasury Note/Bond	0.750%	6/15/14	59,775	60,298
United States Treasury Note/Bond	0.250%	6/30/14	133,510	133,531
United States Treasury Note/Bond	2.625%	6/30/14	220,200	229,318
United States Treasury Note/Bond	0.625%	7/15/14	282,825	284,726
United States Treasury Note/Bond	0.125%	7/31/14	538,350	537,257
United States Treasury Note/Bond	2.625%	7/31/14	204,115	212,982
United States Treasury Note/Bond	0.500%	8/15/14	462,000	464,236
United States Treasury Note/Bond	4.250%	8/15/14	504,930	542,562
United States Treasury Note/Bond	0.250%	8/31/14	339,325	339,430
United States Treasury Note/Bond	2.375%	8/31/14	123,695	128,681
United States Treasury Note/Bond	0.250%	9/15/14	24,655	24,659
United States Treasury Note/Bond	2.375%	9/30/14	152,725	159,216
United States Treasury Note/Bond	0.500%	10/15/14	245,445	246,672

United States Treasury Note/Bond	2.375%	10/31/14	291,145	303,883
United States Treasury Note/Bond	0.375%	11/15/14	341,570	342,369
United States Treasury Note/Bond	4.250%	11/15/14	90,315	97,921
United States Treasury Note/Bond	2.125%	11/30/14	609,914	634,121
United States Treasury Note/Bond	0.250%	12/15/14	393,675	393,553
United States Treasury Note/Bond	2.625%	12/31/14	141,890	149,429
United States Treasury Note/Bond	0.250%	1/15/15	91,330	91,302
United States Treasury Note/Bond	2.250%	1/31/15	157,155	164,350
United States Treasury Note/Bond	0.250%	2/15/15	657,653	657,140
United States Treasury Note/Bond	4.000%	2/15/15	119,097	129,555
United States Treasury Note/Bond	11.250%	2/15/15	42,200	53,126
United States Treasury Note/Bond	2.375%	2/28/15	319,107	335,161
United States Treasury Note/Bond	0.375%	3/15/15	226,250	226,746
United States Treasury Note/Bond	2.500%	3/31/15	140,105	147,854
United States Treasury Note/Bond	0.375%	4/15/15	649,725	651,044
United States Treasury Note/Bond	2.500%	4/30/15	182,305	192,675
United States Treasury Note/Bond	0.250%	5/15/15	93,015	92,914
United States Treasury Note/Bond	4.125%	5/15/15	237,305	260,998
United States Treasury Note/Bond	2.125%	5/31/15	82,460	86,441
United States Treasury Note/Bond	0.375%	6/15/15	715,650	717,103
United States Treasury Note/Bond	1.875%	6/30/15	100,865	105,215
United States Treasury Note/Bond	0.250%	7/15/15	566,460	565,661
United States Treasury Note/Bond	1.750%	7/31/15	249,118	259,200
United States Treasury Note/Bond	0.250%	8/15/15	519,465	518,655
United States Treasury Note/Bond	4.250%	8/15/15	16,895	18,790
United States Treasury Note/Bond	10.625%	8/15/15	5,935	7,681
United States Treasury Note/Bond	1.250%	8/31/15	93,965	96,520
United States Treasury Note/Bond	0.250%	9/15/15	231,625	231,227
United States Treasury Note/Bond	1.250%	9/30/15	197,450	202,911
United States Treasury Note/Bond	1.250%	10/31/15	114,465	117,667
United States Treasury Note/Bond	4.500%	11/15/15	365,620	412,752
United States Treasury Note/Bond	9.875%	11/15/15	262,900	340,579
United States Treasury Note/Bond	1.375%	11/30/15	290,315	299,704
United States Treasury Note/Bond	2.125%	12/31/15	248,055	262,202
United States Treasury Note/Bond	2.000%	1/31/16	107,055	112,877
United States Treasury Note/Bond	4.500%	2/15/16	197,550	224,867
United States Treasury Note/Bond	9.250%	2/15/16	2,210	2,867
United States Treasury Note/Bond	2.125%	2/29/16	76,050	80,577
United States Treasury Note/Bond	2.625%	2/29/16	156,760	168,738
United States Treasury Note/Bond	2.375%	3/31/16	70,525	75,395
United States Treasury Note/Bond	2.000%	4/30/16	78,075	82,528
United States Treasury Note/Bond	2.625%	4/30/16	245,360	264,837
United States Treasury Note/Bond	5.125%	5/15/16	281,990	329,708
United States Treasury Note/Bond	7.250%	5/15/16	48,085	59,918
United States Treasury Note/Bond	1.750%	5/31/16	7,435	7,797
United States Treasury Note/Bond	1.500%	6/30/16	216,455	225,148
United States Treasury Note/Bond	3.250%	6/30/16	339,965	375,716
United States Treasury Note/Bond	1.500%	7/31/16	16,310	16,970
United States Treasury Note/Bond	1.000%	8/31/16	11,150	11,389
United States Treasury Note/Bond	3.000%	8/31/16	331,480	364,422
United States Treasury Note/Bond	1.000%	9/30/16	258,210	263,777
United States Treasury Note/Bond	3.000%	9/30/16	452,335	497,853
United States Treasury Note/Bond	1.000%	10/31/16	108,910	111,224
United States Treasury Note/Bond	3.125%	10/31/16	211,860	234,601
United States Treasury Note/Bond	4.625%	11/15/16	106,641	124,620
United States Treasury Note/Bond	7.500%	11/15/16	84,277	108,375
United States Treasury Note/Bond	0.875%	11/30/16	6,079	6,178

United States Treasury Note/Bond	2.750%	11/30/16	240,022	262,375
United States Treasury Note/Bond	3.250%	12/31/16	65,675	73,259
United States Treasury Note/Bond	0.875%	1/31/17	85,500	86,809
United States Treasury Note/Bond	3.125%	1/31/17	306,060	340,158
United States Treasury Note/Bond	4.625%	2/15/17	36,825	43,333
United States Treasury Note/Bond	0.875%	2/28/17	94,275	95,733
United States Treasury Note/Bond	3.000%	2/28/17	33,875	37,522
United States Treasury Note/Bond	1.000%	3/31/17	239,945	244,782
United States Treasury Note/Bond	3.250%	3/31/17	8,570	9,601
United States Treasury Note/Bond	0.875%	4/30/17	63,150	64,048
United States Treasury Note/Bond	3.125%	4/30/17	11,200	12,499
United States Treasury Note/Bond	4.500%	5/15/17	148,085	174,694
United States Treasury Note/Bond	8.750%	5/15/17	187,045	257,011
United States Treasury Note/Bond	0.625%	5/31/17	286,135	286,939
United States Treasury Note/Bond	2.750%	5/31/17	288,760	317,907
United States Treasury Note/Bond	0.750%	6/30/17	25,890	26,096
United States Treasury Note/Bond	2.500%	6/30/17	472,050	514,388
United States Treasury Note/Bond	0.500%	7/31/17	262,646	261,414
United States Treasury Note/Bond	2.375%	7/31/17	54,375	58,988
United States Treasury Note/Bond	4.750%	8/15/17	420,505	504,345
United States Treasury Note/Bond	8.875%	8/15/17	43,390	60,631
United States Treasury Note/Bond	0.625%	8/31/17	278,886	279,148
United States Treasury Note/Bond	1.875%	8/31/17	35,650	37,850
United States Treasury Note/Bond	0.625%	9/30/17	325,000	325,000
United States Treasury Note/Bond	1.875%	9/30/17	59,575	63,234
United States Treasury Note/Bond	1.875%	10/31/17	234,992	249,423
United States Treasury Note/Bond	4.250%	11/15/17	184,530	217,919
United States Treasury Note/Bond	2.625%	1/31/18	450	496
United States Treasury Note/Bond	3.500%	2/15/18	151,535	173,862
United States Treasury Note/Bond	2.750%	2/28/18	294,925	327,045
United States Treasury Note/Bond	2.875%	3/31/18	34,300	38,293
United States Treasury Note/Bond	2.625%	4/30/18	36,700	40,479
United States Treasury Note/Bond	3.875%	5/15/18	381,008	446,911
United States Treasury Note/Bond	9.125%	5/15/18	20,800	30,426
United States Treasury Note/Bond	2.375%	5/31/18	369,340	402,233
United States Treasury Note/Bond	2.375%	6/30/18	387,575	422,337
United States Treasury Note/Bond	2.250%	7/31/18	28,950	31,347
United States Treasury Note/Bond	4.000%	8/15/18	171,360	203,195
United States Treasury Note/Bond	1.500%	8/31/18	256,250	266,341
United States Treasury Note/Bond	1.375%	9/30/18	18,600	19,190
United States Treasury Note/Bond	1.750%	10/31/18	181,465	191,304
United States Treasury Note/Bond	3.750%	11/15/18	203,920	239,384
United States Treasury Note/Bond	9.000%	11/15/18	25	37
United States Treasury Note/Bond	1.250%	1/31/19	3,000	3,065
United States Treasury Note/Bond	2.750%	2/15/19	16,670	18,582
United States Treasury Note/Bond	8.875%	2/15/19	123,475	184,942
United States Treasury Note/Bond	1.375%	2/28/19	135,900	139,829
United States Treasury Note/Bond	1.500%	3/31/19	24,150	25,018
United States Treasury Note/Bond	1.250%	4/30/19	248,115	252,844
United States Treasury Note/Bond	3.125%	5/15/19	146,985	167,632
United States Treasury Note/Bond	1.000%	6/30/19	135,825	135,867
United States Treasury Note/Bond	0.875%	7/31/19	147,985	146,644
United States Treasury Note/Bond	3.625%	8/15/19	195,716	229,935
United States Treasury Note/Bond	8.125%	8/15/19	143,310	211,763
United States Treasury Note/Bond	1.000%	8/31/19	173,450	173,070
United States Treasury Note/Bond	1.000%	9/30/19	181,018	180,424
United States Treasury Note/Bond	3.375%	11/15/19	411,383	477,138

United States Treasury Note/Bond	3.625%	2/15/20	338,299	398,770
United States Treasury Note/Bond	8.500%	2/15/20	11,649	17,797
United States Treasury Note/Bond	3.500%	5/15/20	452,328	529,717
United States Treasury Note/Bond	2.625%	8/15/20	245,341	271,293
United States Treasury Note/Bond	8.750%	8/15/20	244,040	383,524
United States Treasury Note/Bond	2.625%	11/15/20	398,914	440,612
United States Treasury Note/Bond	3.625%	2/15/21	348,605	412,881
United States Treasury Note/Bond	7.875%	2/15/21	208,392	318,092
United States Treasury Note/Bond	3.125%	5/15/21	238,710	272,951
United States Treasury Note/Bond	2.125%	8/15/21	202,833	214,654
United States Treasury Note/Bond	8.125%	8/15/21	136,690	214,240
United States Treasury Note/Bond	2.000%	11/15/21	462,329	482,847
United States Treasury Note/Bond	8.000%	11/15/21	63,930	100,171
United States Treasury Note/Bond	2.000%	2/15/22	95,845	99,724
United States Treasury Note/Bond	1.750%	5/15/22	470,509	477,275
United States Treasury Note/Bond	1.625%	8/15/22	431,570	431,233
United States Treasury Note/Bond	7.250%	8/15/22	2,940	4,487
United States Treasury Note/Bond	7.625%	11/15/22	7,450	11,688
United States Treasury Note/Bond	7.125%	2/15/23	161,760	246,988
United States Treasury Note/Bond	6.250%	8/15/23	657,265	954,165
United States Treasury Note/Bond	7.625%	2/15/25	712	1,163
United States Treasury Note/Bond	6.875%	8/15/25	94,200	146,908
United States Treasury Note/Bond	6.000%	2/15/26	14,780	21,641
United States Treasury Note/Bond	6.750%	8/15/26	20,360	31,870
United States Treasury Note/Bond	6.500%	11/15/26	45,219	69,574
United States Treasury Note/Bond	6.625%	2/15/27	41,065	63,985
United States Treasury Note/Bond	6.375%	8/15/27	46,885	71,976
United States Treasury Note/Bond	6.125%	11/15/27	15,485	23,317
United States Treasury Note/Bond	5.500%	8/15/28	55,045	78,852
United States Treasury Note/Bond	5.250%	11/15/28	26,720	37,416
United States Treasury Note/Bond	5.250%	2/15/29	153,960	216,049
United States Treasury Note/Bond	6.125%	8/15/29	189,110	290,462
United States Treasury Note/Bond	6.250%	5/15/30	71,058	111,417
United States Treasury Note/Bond	5.375%	2/15/31	69,060	99,953
United States Treasury Note/Bond	4.750%	2/15/37	55,695	77,173
United States Treasury Note/Bond	5.000%	5/15/37	5,599	8,028
United States Treasury Note/Bond	4.375%	2/15/38	2	3
United States Treasury Note/Bond	4.500%	5/15/38	1,363	1,831
United States Treasury Note/Bond	3.500%	2/15/39	128,881	148,133
United States Treasury Note/Bond	4.250%	5/15/39	305,964	396,939
United States Treasury Note/Bond	4.500%	8/15/39	455,749	614,195
United States Treasury Note/Bond	4.375%	11/15/39	334,296	442,317
United States Treasury Note/Bond	4.625%	2/15/40	377,451	518,701
United States Treasury Note/Bond	4.375%	5/15/40	261,865	346,809
United States Treasury Note/Bond	3.875%	8/15/40	135,688	165,984
United States Treasury Note/Bond	4.250%	11/15/40	196,900	255,970
United States Treasury Note/Bond	4.750%	2/15/41	256,135	359,391
United States Treasury Note/Bond	4.375%	5/15/41	125,595	166,609
United States Treasury Note/Bond	3.750%	8/15/41	9,500	11,372
United States Treasury Note/Bond	3.125%	11/15/41	321,905	343,331
United States Treasury Note/Bond	3.125%	2/15/42	312,509	332,822
United States Treasury Note/Bond	3.000%	5/15/42	51,773	53,755
United States Treasury Note/Bond	2.750%	8/15/42	81,845	80,592
				44,834,563
Agency Bonds and Notes (4.4%)
Egypt Government AID Bonds	4.450%	9/15/15	16,750	18,735
1 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	5,140	5,197

1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	2,825	2,959
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	3,575	3,737
1 Federal Farm Credit Banks	3.875%	10/7/13	37,650	39,046
1 Federal Farm Credit Banks	1.125%	2/27/14	8,000	8,095
1 Federal Farm Credit Banks	2.625%	4/17/14	13,185	13,658
1 Federal Farm Credit Banks	3.000%	9/22/14	5,625	5,926
1 Federal Farm Credit Banks	1.625%	11/19/14	13,425	13,796
1 Federal Farm Credit Banks	0.500%	6/23/15	8,550	8,585
1 Federal Farm Credit Banks	1.500%	11/16/15	6,825	7,056
1 Federal Farm Credit Banks	4.875%	12/16/15	1,625	1,858
1 Federal Farm Credit Banks	1.050%	3/28/16	4,000	4,073
1 Federal Farm Credit Banks	5.125%	8/25/16	9,075	10,683
1 Federal Farm Credit Banks	4.875%	1/17/17	8,030	9,489
1 Federal Farm Credit Banks	5.150%	11/15/19	15,675	19,757
1 Federal Home Loan Banks	3.625%	10/18/13	65,100	67,415
1 Federal Home Loan Banks	0.375%	11/27/13	24,925	24,963
1 Federal Home Loan Banks	4.875%	11/27/13	19,900	20,963
1 Federal Home Loan Banks	3.125%	12/13/13	32,925	34,053
1 Federal Home Loan Banks	0.875%	12/27/13	29,800	30,025
1 Federal Home Loan Banks	1.375%	5/28/14	21,830	22,231
1 Federal Home Loan Banks	2.500%	6/13/14	37,450	38,856
1 Federal Home Loan Banks	5.500%	8/13/14	88,275	96,858
1 Federal Home Loan Banks	4.500%	11/14/14	35,450	38,574
1 Federal Home Loan Banks	2.750%	12/12/14	18,950	19,947
1 Federal Home Loan Banks	3.125%	3/11/16	26,225	28,565
1 Federal Home Loan Banks	5.375%	5/18/16	36,700	43,175
1 Federal Home Loan Banks	5.625%	6/13/16	3,705	4,341
1 Federal Home Loan Banks	5.125%	10/19/16	15,845	18,713
1 Federal Home Loan Banks	4.750%	12/16/16	21,510	25,278
1 Federal Home Loan Banks	4.875%	5/17/17	114,935	137,123
1 Federal Home Loan Banks	1.000%	6/21/17	16,900	17,139
1 Federal Home Loan Banks	5.000%	11/17/17	7,100	8,605
1 Federal Home Loan Banks	5.375%	8/15/18	4,750	5,942
1 Federal Home Loan Banks	4.125%	3/13/20	10,515	12,512
1 Federal Home Loan Banks	5.250%	12/11/20	6,850	8,840
1 Federal Home Loan Banks	5.625%	6/11/21	1,125	1,479
1 Federal Home Loan Banks	5.375%	8/15/24	24,600	32,832
1 Federal Home Loan Banks	5.500%	7/15/36	14,660	20,287
2 Federal Home Loan Mortgage Corp.	0.375%	10/30/13	45,600	45,675
2 Federal Home Loan Mortgage Corp.	4.875%	11/15/13	49,625	52,200
2 Federal Home Loan Mortgage Corp.	0.375%	11/27/13	32,350	32,399
2 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	5,300	5,452
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	45,955	48,470
2 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	45,345	46,061
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	104,620	108,279
2 Federal Home Loan Mortgage Corp.	0.375%	4/28/14	74,000	74,082
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	47,900	51,946
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	82,250	86,344
2 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	24,625	24,956
2 Federal Home Loan Mortgage Corp.	1.000%	8/20/14	7,500	7,598
2 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	12,500	12,665
2 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	12,500	12,545
2 Federal Home Loan Mortgage Corp.	0.000%	11/24/14	7,400	7,347
2 Federal Home Loan Mortgage Corp.	0.750%	11/25/14	33,800	34,122
2 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	128,250	129,112
2 Federal Home Loan Mortgage Corp.	5.050%	1/26/15	600	665
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	550	583

2 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	130,375	130,908
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	25,000	25,987
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	48,925	57,089
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	13,600	14,585
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	91,500	108,578
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	51,675	54,586
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	28,225	33,532
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	35,000	35,527
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	10,000	11,938
2 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	90,075	92,300
2 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	21,125	21,395
2 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	22,000	22,265
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	33,450	41,080
2 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	30,000	30,330
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	6,670	8,111
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	22,750	27,700
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	107,060	124,645
2 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	61,975	64,237
2 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	30,000	30,041
2 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	29,200	29,140
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	36,920	38,715
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	11,375	17,395
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	38,739	60,407
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	674	1,018
2 Federal National Mortgage Assn.	4.625%	10/15/13	81,995	85,738
2 Federal National Mortgage Assn.	2.875%	12/11/13	11,175	11,523
2 Federal National Mortgage Assn.	0.750%	12/18/13	136,885	137,693
2 Federal National Mortgage Assn.	5.125%	1/2/14	5,000	5,302
2 Federal National Mortgage Assn.	1.250%	2/27/14	131,785	133,625
2 Federal National Mortgage Assn.	2.750%	3/13/14	31,880	33,036
2 Federal National Mortgage Assn.	4.125%	4/15/14	26,200	27,757
2 Federal National Mortgage Assn.	2.500%	5/15/14	42,050	43,564
2 Federal National Mortgage Assn.	1.125%	6/27/14	12,775	12,963
2 Federal National Mortgage Assn.	0.875%	8/28/14	32,700	33,074
2 Federal National Mortgage Assn.	3.000%	9/16/14	32,075	33,775
2 Federal National Mortgage Assn.	4.625%	10/15/14	28,500	31,007
2 Federal National Mortgage Assn.	0.625%	10/30/14	35,500	35,751
2 Federal National Mortgage Assn.	2.625%	11/20/14	8,100	8,500
2 Federal National Mortgage Assn.	0.750%	12/19/14	50,525	51,011
2 Federal National Mortgage Assn.	0.375%	3/16/15	89,600	89,690
2 Federal National Mortgage Assn.	5.000%	4/15/15	17,545	19,630
2 Federal National Mortgage Assn.	0.500%	5/27/15	44,675	44,854
2 Federal National Mortgage Assn.	0.500%	7/2/15	29,400	29,522
2 Federal National Mortgage Assn.	2.375%	7/28/15	30,125	31,831
2 Federal National Mortgage Assn.	2.000%	9/21/15	12,000	12,564
2 Federal National Mortgage Assn.	0.500%	9/28/15	39,725	39,856
2 Federal National Mortgage Assn.	4.375%	10/15/15	17,755	19,880
2 Federal National Mortgage Assn.	1.625%	10/26/15	18,450	19,134
2 Federal National Mortgage Assn.	8.200%	3/10/16	50	63
2 Federal National Mortgage Assn.	5.000%	3/15/16	5,850	6,755
2 Federal National Mortgage Assn.	2.375%	4/11/16	67,870	72,343
2 Federal National Mortgage Assn.	5.250%	9/15/16	22,175	26,239
2 Federal National Mortgage Assn.	1.250%	9/28/16	55,325	56,833
2 Federal National Mortgage Assn.	1.375%	11/15/16	75,450	77,874
2 Federal National Mortgage Assn.	1.250%	1/30/17	25,100	25,769
2 Federal National Mortgage Assn.	5.000%	2/13/17	79,525	94,451
2 Federal National Mortgage Assn.	1.125%	4/27/17	117,975	120,307

2	Federal National Mortgage Assn.	5.000%	5/11/17	141,041	168,476
2	Federal National Mortgage Assn.	5.375%	6/12/17	91,755	111,470
2	Federal National Mortgage Assn.	0.875%	10/26/17	36,000	36,125
2	Federal National Mortgage Assn.	0.000%	10/9/19	14,545	12,745
2	Federal National Mortgage Assn.	6.250%	5/15/29	1,250	1,819
2	Federal National Mortgage Assn.	7.125%	1/15/30	24,980	39,677
2	Federal National Mortgage Assn.	7.250%	5/15/30	47,551	76,768
2	Federal National Mortgage Assn.	6.625%	11/15/30	6,795	10,449
2	Federal National Mortgage Assn.	5.625%	7/15/37	7,240	10,569
1	Financing Corp.	9.800%	4/6/18	1,750	2,536
1	Financing Corp.	10.350%	8/3/18	4,900	7,351
1	Financing Corp.	9.650%	11/2/18	10,535	15,574
1	Financing Corp.	9.700%	4/5/19	1,575	2,372
	Israel Government AID Bond	5.500%	9/18/23	195	257
	Israel Government AID Bond	5.500%	12/4/23	3,200	4,224
	Israel Government AID Bond	5.500%	4/26/24	19,280	25,344
	Private Export Funding Corp.	3.050%	10/15/14	4,600	4,852
	Private Export Funding Corp.	1.375%	2/15/17	2,025	2,084
	Private Export Funding Corp.	2.250%	12/15/17	4,600	4,923
	Private Export Funding Corp.	4.375%	3/15/19	8,700	10,409
	Private Export Funding Corp.	1.450%	8/15/19	2,100	2,115
	Private Export Funding Corp.	4.300%	12/15/21	3,800	4,575
	Private Export Funding Corp.	2.800%	5/15/22	2,625	2,805
	Private Export Funding Corp.	2.450%	7/15/24	4,250	4,347
	Resolution Funding Corp.	8.125%	10/15/19	450	652
	Resolution Funding Corp.	8.875%	7/15/20	180	276
	Resolution Funding Corp.	8.625%	1/15/30	110	199
	Small Business Administration Variable Rate
	Interest Only Custodial Receipts (U.S.
	Government Guaranteed)	2.719%	7/15/17	4,449	16
1	Tennessee Valley Authority	5.500%	7/18/17	17,100	20,870
1	Tennessee Valley Authority	4.500%	4/1/18	6,325	7,527
1	Tennessee Valley Authority	3.875%	2/15/21	9,400	11,018
1	Tennessee Valley Authority	1.875%	8/15/22	7,300	7,262
1	Tennessee Valley Authority	6.750%	11/1/25	2,565	3,792
1	Tennessee Valley Authority	7.125%	5/1/30	27,025	42,042
1	Tennessee Valley Authority	4.650%	6/15/35	15,169	18,460
1	Tennessee Valley Authority	5.880%	4/1/36	9,850	13,809
1	Tennessee Valley Authority	6.150%	1/15/38	135	199
1	Tennessee Valley Authority	5.500%	6/15/38	2,550	3,449
1	Tennessee Valley Authority	5.250%	9/15/39	9,068	11,963
1	Tennessee Valley Authority	4.875%	1/15/48	6,825	8,675
1	Tennessee Valley Authority	5.375%	4/1/56	6,250	8,581
1	Tennessee Valley Authority	4.625%	9/15/60	7,468	9,238
					4,995,184
Conventional Mortgage-Backed Securities (25.2%)
[2,3,4]	Fannie Mae Pool	2.500%	3/1/27–10/1/27	267,484	281,233
[2,3,4]	Fannie Mae Pool	3.000%	12/1/26–10/1/42	911,130	964,663
[2,3,4]	Fannie Mae Pool	3.500%	10/1/18–10/1/42	1,937,945	2,075,753
[2,3,4]	Fannie Mae Pool	4.000%	6/1/18–10/1/42	2,408,575	2,598,338
[2,3,4]	Fannie Mae Pool	4.500%	2/1/18–10/1/42	1,944,786	2,110,363
[2,3,4]	Fannie Mae Pool	5.000%	3/1/17–10/1/42	1,669,718	1,830,397
2,4	Fannie Mae Pool	5.500%	2/1/14–10/1/42	1,423,239	1,570,017
2,4	Fannie Mae Pool	6.000%	3/1/13–10/1/40	1,038,881	1,153,158
2,4	Fannie Mae Pool	6.500%	12/1/12–10/1/39	351,094	396,842
2,4	Fannie Mae Pool	7.000%	6/1/13–11/1/38	97,648	111,306
2,4	Fannie Mae Pool	7.500%	4/1/15–12/1/32	6,745	7,556

2,4	Fannie Mae Pool	8.000%	2/1/13–9/1/31	2,095	2,353
2,4	Fannie Mae Pool	8.500%	9/1/15–5/1/32	814	932
2,4	Fannie Mae Pool	9.000%	2/1/17–8/1/30	217	244
2,4	Fannie Mae Pool	9.500%	8/1/16–11/1/25	261	303
2,4	Fannie Mae Pool	10.000%	10/1/14–12/1/17	19	20
2,4	Fannie Mae Pool	11.000%	9/1/19	2	2
[2,3,4]	Freddie Mac Gold Pool	2.500%	10/1/27	149,625	157,106
[2,3,4]	Freddie Mac Gold Pool	3.000%	10/1/26–10/1/42	491,293	518,791
[2,3,4]	Freddie Mac Gold Pool	3.500%	6/1/19–10/1/42	968,664	1,033,010
[2,3,4]	Freddie Mac Gold Pool	4.000%	7/1/13–10/1/42	1,345,907	1,444,462
[2,3,4]	Freddie Mac Gold Pool	4.500%	11/1/13–10/1/42	1,296,903	1,397,391
[2,3,4]	Freddie Mac Gold Pool	5.000%	4/1/14–10/1/42	1,075,515	1,168,355
2,4	Freddie Mac Gold Pool	5.500%	12/1/13–6/1/41	1,029,711	1,125,179
[2,3,4]	Freddie Mac Gold Pool	6.000%	10/1/12–10/1/42	664,115	731,875
[2,3,4]	Freddie Mac Gold Pool	6.500%	10/1/12–10/1/42	188,857	212,937
2,4	Freddie Mac Gold Pool	7.000%	10/1/12–12/1/38	44,279	50,307
2,4	Freddie Mac Gold Pool	7.500%	10/1/12–2/1/32	4,085	4,605
2,4	Freddie Mac Gold Pool	8.000%	12/1/14–1/1/32	3,614	4,100
2,4	Freddie Mac Gold Pool	8.500%	3/1/21–7/1/31	684	784
2,4	Freddie Mac Gold Pool	9.000%	7/1/20–3/1/31	489	556
2,4	Freddie Mac Gold Pool	9.500%	4/1/16–6/1/25	91	102
2,4	Freddie Mac Gold Pool	10.000%	10/1/16–4/1/25	11	14
2,4	Freddie Mac Non Gold Pool	8.000%	2/1/17–6/1/17	6	7
2,4	Freddie Mac Non Gold Pool	8.500%	6/1/18	21	24
2,4	Freddie Mac Non Gold Pool	9.500%	10/1/18–3/1/20	3	3
3,4	Ginnie Mae I Pool	3.000%	10/1/42	10,700	11,456
3,4	Ginnie Mae I Pool	3.500%	11/15/25–10/1/42	264,250	288,804
3,4	Ginnie Mae I Pool	4.000%	8/15/18–10/1/42	552,238	608,857
4	Ginnie Mae I Pool	4.500%	5/15/18–11/1/42	832,434	916,557
4	Ginnie Mae I Pool	4.750%	8/15/33	15	16
4	Ginnie Mae I Pool	5.000%	1/15/17–10/1/42	552,432	610,863
4	Ginnie Mae I Pool	5.500%	3/15/15–11/15/39	343,504	383,621
4	Ginnie Mae I Pool	6.000%	10/15/13–12/15/40	251,933	285,551
4	Ginnie Mae I Pool	6.500%	4/15/13–1/15/39	69,714	80,236
4	Ginnie Mae I Pool	7.000%	2/15/13–9/15/36	12,801	14,486
4	Ginnie Mae I Pool	7.250%	9/15/25	38	38
4	Ginnie Mae I Pool	7.500%	5/15/17–6/15/32	5,003	5,602
4	Ginnie Mae I Pool	7.750%	2/15/30	3	4
4	Ginnie Mae I Pool	7.900%	2/15/21	1	1
4	Ginnie Mae I Pool	8.000%	8/15/16–12/15/30	3,623	4,050
4	Ginnie Mae I Pool	8.250%	6/15/27	3	4
4	Ginnie Mae I Pool	8.500%	1/15/17–3/15/31	775	845
4	Ginnie Mae I Pool	9.000%	5/15/16–2/15/31	1,273	1,387
4	Ginnie Mae I Pool	9.500%	7/15/16–9/15/25	336	379
4	Ginnie Mae I Pool	10.000%	2/15/18–2/15/25	125	140
4	Ginnie Mae I Pool	10.500%	7/15/15–4/15/25	83	89
4	Ginnie Mae I Pool	11.000%	9/15/15–11/15/15	5	6
4	Ginnie Mae I Pool	11.500%	3/15/13–4/15/16	4	5
3,4	Ginnie Mae II Pool	3.000%	2/20/27–10/1/42	103,748	111,163
3,4	Ginnie Mae II Pool	3.500%	9/20/25–10/1/42	897,364	980,566
3,4	Ginnie Mae II Pool	4.000%	9/20/25–10/1/42	940,496	1,035,049
3,4	Ginnie Mae II Pool	4.500%	4/20/18–10/1/42	1,103,882	1,220,085
4	Ginnie Mae II Pool	5.000%	12/20/32–6/20/42	760,412	843,952
4	Ginnie Mae II Pool	5.500%	8/20/23–8/20/41	249,504	277,788
4	Ginnie Mae II Pool	6.000%	7/20/23–3/20/41	138,060	156,674
4	Ginnie Mae II Pool	6.500%	12/20/23–9/20/40	58,573	66,873
4	Ginnie Mae II Pool	7.000%	3/20/28–11/20/38	4,305	4,917

4	Ginnie Mae II Pool	7.500%	8/20/30	8	10
4	Ginnie Mae II Pool	8.500%	10/20/30	17	20
					28,863,182
Nonconventional Mortgage-Backed Securities (0.9%)
[2,4,5]	Fannie Mae Pool	1.797%	4/1/37	2,802	2,917
[2,4,5]	Fannie Mae Pool	2.186%	12/1/35	13	14
2,4	Fannie Mae Pool	2.223%	9/1/42	14,079	14,664
[2,4,5]	Fannie Mae Pool	2.235%	6/1/37	1,847	1,953
[2,4,5]	Fannie Mae Pool	2.288%	1/1/35	432	461
[2,4,5]	Fannie Mae Pool	2.313%	5/1/36	205	220
[2,4,5]	Fannie Mae Pool	2.315%	12/1/36	55	57
[2,4,5]	Fannie Mae Pool	2.392%	9/1/33	15	16
[2,4,5]	Fannie Mae Pool	2.396%	10/1/34	30	32
[2,4,5]	Fannie Mae Pool	2.400%	11/1/32–2/1/37	3,301	3,443
[2,4,5]	Fannie Mae Pool	2.417%	9/1/34	1,519	1,615
[2,4,5]	Fannie Mae Pool	2.418%	2/1/37	6	7
[2,4,5]	Fannie Mae Pool	2.437%	1/1/35	2,834	3,053
[2,4,5]	Fannie Mae Pool	2.440%	11/1/36	64	68
[2,4,5]	Fannie Mae Pool	2.488%	12/1/35	9,222	9,956
[2,4,5]	Fannie Mae Pool	2.537%	12/1/35	10,459	10,971
2,4	Fannie Mae Pool	2.539%	12/1/40	7,409	7,680
2,4	Fannie Mae Pool	2.560%	10/1/40	11,834	12,269
[2,4,5]	Fannie Mae Pool	2.596%	8/1/37	3,841	4,060
[2,4,5]	Fannie Mae Pool	2.614%	4/1/36	563	602
[2,4,5]	Fannie Mae Pool	2.649%	2/1/36	3,323	3,391
[2,4,5]	Fannie Mae Pool	2.685%	11/1/33	2,563	2,789
[2,4,5]	Fannie Mae Pool	2.721%	8/1/35	3,764	4,021
[2,4,5]	Fannie Mae Pool	2.722%	1/1/37	2,657	2,864
[2,4,5]	Fannie Mae Pool	2.796%	2/1/36	1,911	1,944
2,4	Fannie Mae Pool	2.801%	3/1/42	13,213	13,993
[2,4,5]	Fannie Mae Pool	2.816%	9/1/33	36	39
2,4	Fannie Mae Pool	2.820%	1/1/42	7,354	7,792
[2,4,5]	Fannie Mae Pool	2.823%	7/1/35	2,005	2,140
[2,4,5]	Fannie Mae Pool	2.825%	4/1/37	421	454
2,4	Fannie Mae Pool	2.827%	3/1/41	9,234	9,651
[2,4,5]	Fannie Mae Pool	2.839%	3/1/37	4,527	4,820
[2,4,5]	Fannie Mae Pool	2.842%	5/1/35	2,418	2,599
[2,4,5]	Fannie Mae Pool	2.844%	3/1/37	2,344	2,495
[2,4,5]	Fannie Mae Pool	2.869%	2/1/37	4,395	4,690
2,4	Fannie Mae Pool	2.884%	11/1/41	13,498	14,328
[2,4,5]	Fannie Mae Pool	2.898%	4/1/36	4,381	4,713
[2,4,5]	Fannie Mae Pool	2.912%	8/1/35	6,633	7,202
2,4	Fannie Mae Pool	2.918%	12/1/40	6,036	6,309
[2,4,5]	Fannie Mae Pool	2.919%	4/1/37	572	614
[2,4,5]	Fannie Mae Pool	2.973%	3/1/37	2,900	3,132
2,4	Fannie Mae Pool	2.990%	5/1/42	2,551	2,746
2,4	Fannie Mae Pool	3.012%	3/1/42	3,131	3,357
2,4	Fannie Mae Pool	3.014%	3/1/41	4,965	5,203
2,4	Fannie Mae Pool	3.049%	2/1/41	5,384	5,637
2,4	Fannie Mae Pool	3.123%	12/1/40–2/1/41	13,328	13,993
[2,4,5]	Fannie Mae Pool	3.145%	10/1/36	1,872	2,045
2,4	Fannie Mae Pool	3.160%	2/1/41	8,841	9,265
2,4	Fannie Mae Pool	3.183%	12/1/40	8,577	9,007
2,4	Fannie Mae Pool	3.202%	9/1/40	11,199	11,749
2,4	Fannie Mae Pool	3.207%	8/1/40	9,245	9,698
2,4	Fannie Mae Pool	3.248%	10/1/40	12,266	12,883
2,4	Fannie Mae Pool	3.271%	11/1/40	4,950	5,199

2,4	Fannie Mae Pool	3.290%	1/1/40	5,966	6,254
2,4	Fannie Mae Pool	3.298%	1/1/41	8,443	9,145
[2,4,5]	Fannie Mae Pool	3.364%	12/1/35	5,810	6,164
2,4	Fannie Mae Pool	3.365%	1/1/40	14,360	15,064
2,4	Fannie Mae Pool	3.369%	5/1/40	4,256	4,476
2,4	Fannie Mae Pool	3.447%	12/1/39	19,928	20,909
2,4	Fannie Mae Pool	3.503%	5/1/40	3,871	4,079
2,4	Fannie Mae Pool	3.507%	10/1/39	3,987	4,191
2,4	Fannie Mae Pool	3.538%	3/1/40	12,223	12,871
2,4	Fannie Mae Pool	3.580%	8/1/39	4,056	4,289
2,4	Fannie Mae Pool	3.592%	4/1/41	8,446	8,944
2,4	Fannie Mae Pool	3.596%	11/1/39	2,214	2,328
2,4	Fannie Mae Pool	3.620%	11/1/39	5,471	5,758
2,4	Fannie Mae Pool	3.676%	7/1/39	3,179	3,343
[2,4,5]	Fannie Mae Pool	3.682%	8/1/37	7,889	8,443
2,4	Fannie Mae Pool	3.705%	5/1/40	14,586	15,398
2,4	Fannie Mae Pool	3.771%	2/1/40	18,105	19,035
2,4	Fannie Mae Pool	3.828%	9/1/40	11,245	12,346
[2,4,5]	Fannie Mae Pool	4.065%	3/1/37	3,406	3,642
2,4	Fannie Mae Pool	4.197%	12/1/39	11,892	12,774
[2,4,5]	Fannie Mae Pool	4.270%	9/1/37	2,367	2,481
[2,4,5]	Fannie Mae Pool	4.443%	7/1/34	811	877
2,4	Fannie Mae Pool	4.481%	11/1/34	3,056	3,255
[2,4,5]	Fannie Mae Pool	4.750%	10/1/38	8,537	9,177
2,4	Fannie Mae Pool	4.782%	5/1/33	13	13
2,4	Fannie Mae Pool	4.964%	1/1/35	16	17
2,4	Fannie Mae Pool	4.971%	7/1/38	2,071	2,234
2,4	Fannie Mae Pool	4.980%	12/1/33	1,497	1,604
2,4	Fannie Mae Pool	5.006%	11/1/33	1,131	1,213
2,4	Fannie Mae Pool	5.102%	3/1/38	3,920	4,274
2,4	Fannie Mae Pool	5.214%	6/1/35	41	44
2,4	Fannie Mae Pool	5.246%	11/1/35	8	9
2,4	Fannie Mae Pool	5.251%	7/1/36	2,938	3,190
2,4	Fannie Mae Pool	5.259%	7/1/38	427	458
[2,4,5]	Fannie Mae Pool	5.321%	12/1/35	2,199	2,368
2,4	Fannie Mae Pool	5.526%	4/1/37	491	529
2,4	Fannie Mae Pool	5.564%	5/1/36	2,235	2,438
2,4	Fannie Mae Pool	5.701%	4/1/37	3,804	4,150
2,4	Fannie Mae Pool	5.769%	12/1/37	4,578	4,952
2,4	Fannie Mae Pool	5.876%	4/1/36	2,247	2,425
2,4	Fannie Mae Pool	5.918%	1/1/37	343	371
2,4	Fannie Mae Pool	5.954%	10/1/37	4,992	5,451
2,4	Fannie Mae Pool	5.959%	11/1/36	2,472	2,680
2,4	Fannie Mae Pool	5.967%	7/1/37	930	1,008
2,4	Fannie Mae Pool	6.317%	6/1/36	478	517
2,4	Fannie Mae Pool	6.508%	10/1/37	328	358
[2,4,5]	Freddie Mac Non Gold Pool	2.105%	6/1/37	1,970	2,024
[2,4,5]	Freddie Mac Non Gold Pool	2.164%	7/1/35	2,298	2,436
[2,4,5]	Freddie Mac Non Gold Pool	2.184%	5/1/37	181	192
[2,4,5]	Freddie Mac Non Gold Pool	2.187%	4/1/37	5,824	5,996
[2,4,5]	Freddie Mac Non Gold Pool	2.250%	6/1/35	9	9
[2,4,5]	Freddie Mac Non Gold Pool	2.324%	3/1/37	695	721
[2,4,5]	Freddie Mac Non Gold Pool	2.362%	12/1/34	7,691	8,326
[2,4,5]	Freddie Mac Non Gold Pool	2.375%	11/1/34–4/1/37	10,859	11,639
[2,4,5]	Freddie Mac Non Gold Pool	2.398%	6/1/36	12	12
[2,4,5]	Freddie Mac Non Gold Pool	2.433%	1/1/37	3,304	3,513
[2,4,5]	Freddie Mac Non Gold Pool	2.440%	12/1/34	56	59

[2,4,5]	Freddie Mac Non Gold Pool	2.517%	12/1/34	2,560	2,753
[2,4,5]	Freddie Mac Non Gold Pool	2.554%	8/1/37	161	173
2,4	Freddie Mac Non Gold Pool	2.576%	2/1/42	7,417	7,811
[2,4,5]	Freddie Mac Non Gold Pool	2.620%	12/1/34	35	36
[2,4,5]	Freddie Mac Non Gold Pool	2.631%	1/1/35–12/1/36	3,924	4,097
[2,4,5]	Freddie Mac Non Gold Pool	2.638%	4/1/37	59	63
2,4	Freddie Mac Non Gold Pool	2.642%	12/1/40	5,570	5,787
[2,4,5]	Freddie Mac Non Gold Pool	2.673%	3/1/37	157	169
[2,4,5]	Freddie Mac Non Gold Pool	2.674%	3/1/37	6,522	6,946
[2,4,5]	Freddie Mac Non Gold Pool	2.695%	3/1/36	19	21
2,4	Freddie Mac Non Gold Pool	2.712%	12/1/40	11,823	12,301
2,4	Freddie Mac Non Gold Pool	2.729%	11/1/40	4,476	4,663
[2,4,5]	Freddie Mac Non Gold Pool	2.775%	6/1/37	2,880	3,097
[2,4,5]	Freddie Mac Non Gold Pool	2.780%	3/1/36	5,924	6,393
2,4	Freddie Mac Non Gold Pool	2.804%	1/1/41	9,591	9,977
[2,4,5]	Freddie Mac Non Gold Pool	2.875%	4/1/33	26	28
[2,4,5]	Freddie Mac Non Gold Pool	2.885%	6/1/37	5,338	5,744
[2,4,5]	Freddie Mac Non Gold Pool	2.890%	4/1/35	287	303
[2,4,5]	Freddie Mac Non Gold Pool	2.895%	4/1/37	5,011	5,231
[2,4,5]	Freddie Mac Non Gold Pool	2.912%	5/1/33	89	93
[2,4,5]	Freddie Mac Non Gold Pool	2.925%	3/1/37	3,816	4,116
2,4	Freddie Mac Non Gold Pool	2.964%	2/1/41	14,488	15,185
2,4	Freddie Mac Non Gold Pool	3.020%	8/1/37	5,021	5,548
2,4	Freddie Mac Non Gold Pool	3.085%	3/1/41	6,013	6,312
2,4	Freddie Mac Non Gold Pool	3.104%	6/1/41	5,705	5,990
2,4	Freddie Mac Non Gold Pool	3.136%	11/1/40	7,077	7,430
2,4	Freddie Mac Non Gold Pool	3.267%	6/1/40	5,272	5,539
2,4	Freddie Mac Non Gold Pool	3.351%	6/1/41	1,357	1,434
2,4	Freddie Mac Non Gold Pool	3.355%	5/1/40	2,255	2,373
2,4	Freddie Mac Non Gold Pool	3.381%	4/1/40	8,198	8,615
2,4	Freddie Mac Non Gold Pool	3.428%	3/1/42	8,552	9,307
2,4	Freddie Mac Non Gold Pool	3.449%	5/1/40	2,896	3,047
2,4	Freddie Mac Non Gold Pool	3.499%	8/1/40	11,207	12,199
2,4	Freddie Mac Non Gold Pool	3.538%	11/1/39	11,947	12,578
2,4	Freddie Mac Non Gold Pool	3.609%	6/1/40	7,371	7,783
2,4	Freddie Mac Non Gold Pool	3.611%	6/1/40	11,157	11,794
2,4	Freddie Mac Non Gold Pool	3.616%	1/1/40	7,332	7,721
2,4	Freddie Mac Non Gold Pool	3.683%	9/1/40	10,066	10,658
2,4	Freddie Mac Non Gold Pool	3.988%	3/1/40	17,305	18,314
2,4	Freddie Mac Non Gold Pool	4.000%	12/1/39	2,022	2,155
2,4	Freddie Mac Non Gold Pool	4.690%	6/1/34	18	18
2,4	Freddie Mac Non Gold Pool	4.705%	5/1/38	1,060	1,139
2,4	Freddie Mac Non Gold Pool	4.903%	12/1/35	7,934	8,339
2,4	Freddie Mac Non Gold Pool	5.002%	10/1/36	4,445	4,775
2,4	Freddie Mac Non Gold Pool	5.040%	7/1/38	5,433	5,865
2,4	Freddie Mac Non Gold Pool	5.165%	8/1/34	9	9
2,4	Freddie Mac Non Gold Pool	5.237%	3/1/38	7,526	8,213
2,4	Freddie Mac Non Gold Pool	5.254%	11/1/33	9	10
2,4	Freddie Mac Non Gold Pool	5.262%	12/1/35	2,216	2,296
2,4	Freddie Mac Non Gold Pool	5.489%	1/1/38	2,676	2,898
2,4	Freddie Mac Non Gold Pool	5.492%	2/1/36	2,328	2,518
2,4	Freddie Mac Non Gold Pool	5.494%	3/1/37	1,113	1,202
2,4	Freddie Mac Non Gold Pool	5.611%	3/1/37	597	630
2,4	Freddie Mac Non Gold Pool	5.687%	10/1/37	2,576	2,670
2,4	Freddie Mac Non Gold Pool	5.730%	11/1/36	1,234	1,287
2,4	Freddie Mac Non Gold Pool	5.731%	9/1/36	10,304	11,097
2,4	Freddie Mac Non Gold Pool	5.736%	3/1/37	2,637	2,857

2,4	Freddie Mac Non Gold Pool	5.744%	9/1/37	9,147	9,996
2,4	Freddie Mac Non Gold Pool	5.751%	5/1/36	4,124	4,395
2,4	Freddie Mac Non Gold Pool	5.826%	6/1/37	5,833	6,325
2,4	Freddie Mac Non Gold Pool	5.845%	5/1/37	6,266	6,847
2,4	Freddie Mac Non Gold Pool	5.917%	12/1/36	1,709	1,855
2,4	Freddie Mac Non Gold Pool	5.979%	1/1/37	1,652	1,788
2,4	Freddie Mac Non Gold Pool	6.022%	12/1/36	3,950	4,319
2,4	Freddie Mac Non Gold Pool	6.065%	10/1/37	492	536
2,4	Freddie Mac Non Gold Pool	6.211%	8/1/37	1,662	1,816
2,4	Freddie Mac Non Gold Pool	6.453%	2/1/37	1,232	1,340
4,5	Ginnie Mae II Pool	1.750%	6/20/29	216	225
4	Ginnie Mae II Pool	2.500%	1/20/41–1/20/42	77,682	82,383
4	Ginnie Mae II Pool	3.000%	12/20/40–11/20/41	46,371	49,631
4	Ginnie Mae II Pool	3.500%	1/20/41–7/20/41	15,195	16,167
4	Ginnie Mae II Pool	3.750%	1/20/40	5,785	6,106
4	Ginnie Mae II Pool	4.000%	9/20/39–10/20/41	56,061	59,128
4,5	Ginnie Mae II Pool	4.500%	10/20/39	1,371	1,472
4	Ginnie Mae II Pool	5.000%	7/20/38–10/20/38	2,792	2,957
					1,082,186
Total U.S. Government and Agency Obligations (Cost $75,394,699)					79,775,115
Asset-Backed/Commercial Mortgage-Backed Securities (2.4%)
4	Ally Auto Receivables Trust 2011-2	1.980%	4/15/16	7,275	7,477
4	Banc of America Commercial Mortgage Trust
	2006-1	5.372%	9/10/45	20,200	22,995
4	Banc of America Commercial Mortgage Trust
	2006-1	5.421%	9/10/45	185	208
4	Banc of America Commercial Mortgage Trust
	2006-2	5.917%	5/10/45	11,600	13,476
4	Banc of America Commercial Mortgage Trust
	2006-2	5.952%	5/10/45	3,290	3,161
4	Banc of America Commercial Mortgage Trust
	2006-3	5.889%	7/10/44	700	803
4	Banc of America Commercial Mortgage Trust
	2006-4	5.634%	7/10/46	23,115	26,705
4	Banc of America Commercial Mortgage Trust
	2006-5	5.390%	9/10/47	320	340
4	Banc of America Commercial Mortgage Trust
	2006-5	5.414%	9/10/47	11,525	13,132
4	Banc of America Commercial Mortgage Trust
	2006-5	5.448%	9/10/47	2,175	2,263
4	Banc of America Commercial Mortgage Trust
	2007-1	5.482%	1/15/49	6,210	6,548
4	Banc of America Commercial Mortgage Trust
	2008-1	6.395%	2/10/51	21,200	25,692
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.153%	11/10/38	3,552	3,654
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.736%	6/10/39	11,427	12,133
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.877%	7/10/42	19,991	20,872
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.247%	11/10/42	4,335	4,471
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.727%	7/10/43	4,695	5,004
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.115%	10/10/45	16,101	17,952

4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.364%	9/10/47	3,520	3,739
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.364%	9/10/47	3,500	3,910
6 Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	1,975	2,025
6 Bank of Scotland plc	5.250%	2/21/17	12,135	13,774
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.712%	4/12/38	21,037	24,362
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.712%	4/12/38	4,525	5,075
4 Bear Stearns Commercial Mortgage
Securities Inc.	4.830%	8/15/38	1,360	1,359
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.894%	9/11/38	260	299
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.933%	9/11/38	5,500	6,150
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.618%	3/11/39	24,500	28,002
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.618%	3/11/39	3,149	3,017
4 Bear Stearns Commercial Mortgage
Securities Inc.	4.680%	8/13/39	14,534	14,917
4 Bear Stearns Commercial Mortgage
Securities Inc.	4.740%	3/13/40	11,281	11,398
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.854%	6/11/40	11,277	11,572
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.906%	6/11/40	6,275	6,868
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.405%	12/11/40	4,160	4,732
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.200%	1/12/41	2,830	2,944
4 Bear Stearns Commercial Mortgage
Securities Inc.	4.750%	6/11/41	4,175	4,309
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.582%	9/11/41	1,625	1,809
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.568%	10/12/41	8,375	9,405
4 Bear Stearns Commercial Mortgage
Securities Inc.	4.825%	11/11/41	495	527
4 Bear Stearns Commercial Mortgage
Securities Inc.	4.868%	11/11/41	2,300	2,436
4 Bear Stearns Commercial Mortgage
Securities Inc.	4.933%	2/13/42	2,500	2,744
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.742%	9/11/42	15,900	19,272
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.793%	9/11/42	5,500	5,758
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.297%	10/12/42	3,215	3,632
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.513%	1/12/45	6,280	6,825
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.613%	6/11/50	5,451	5,533
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.694%	6/11/50	21,900	25,887

4 Bear Stearns Commercial Mortgage
Securities Inc.	5.700%	6/11/50	10,400	12,497
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.915%	6/11/50	6,853	7,686
4 Capital One Multi-Asset Execution Trust	5.050%	12/17/18	36,645	41,626
4 Capital One Multi-Asset Execution Trust	5.750%	7/15/20	10,300	12,554
4 CenterPoint Energy Transition Bond Co. LLC	3.028%	10/15/25	9,483	9,870
4 Chase Issuance Trust	4.650%	3/15/15	32,375	32,965
4 Chase Issuance Trust	5.400%	7/15/15	10,025	10,383
6 Cie de Financement Foncier SA	2.125%	4/22/13	7,500	7,556
4 Citibank Credit Card Issuance Trust	4.900%	6/23/16	20,125	21,679
4 Citibank Credit Card Issuance Trust	4.150%	7/7/17	3,425	3,770
4 Citibank Credit Card Issuance Trust	5.650%	9/20/19	10,500	12,779
4 Citibank Credit Card Issuance Trust	5.350%	2/7/20	900	1,088
4 Citigroup Commercial Mortgage Trust	4.623%	10/15/41	2,598	2,636
4 Citigroup Commercial Mortgage Trust	4.830%	5/15/43	6,990	7,550
4 Citigroup Commercial Mortgage Trust	3.024%	9/10/45	3,700	3,792
4 Citigroup Commercial Mortgage Trust	5.921%	3/15/49	12,600	14,459
4 Citigroup Commercial Mortgage Trust	5.921%	3/15/49	2,500	2,829
4 Citigroup Commercial Mortgage Trust	5.431%	10/15/49	3,625	4,173
4 Citigroup Commercial Mortgage Trust	5.462%	10/15/49	3,375	3,803
4 Citigroup Commercial Mortgage Trust	5.888%	12/10/49	20,075	23,643
4 Citigroup Commercial Mortgage Trust	5.888%	12/10/49	4,350	4,788
4 Citigroup Commercial Mortgage Trust	6.263%	12/10/49	22,115	26,686
4 Citigroup/Deutsche Bank Commercial
Mortgage Trust 2005-CD1	5.393%	7/15/44	7,000	7,832
4 Citigroup/Deutsche Bank Commercial
Mortgage Trust 2005-CD1	5.393%	7/15/44	18,000	20,362
4 Citigroup/Deutsche Bank Commercial
Mortgage Trust 2006-CD2	5.482%	1/15/46	680	769
4 Citigroup/Deutsche Bank Commercial
Mortgage Trust 2006-CD3	5.617%	10/15/48	760	879
4 Citigroup/Deutsche Bank Commercial
Mortgage Trust 2006-CD3	5.648%	10/15/48	8,575	9,229
4 Citigroup/Deutsche Bank Commercial
Mortgage Trust 2007-CD4	5.205%	12/11/49	3,962	3,994
4 Citigroup/Deutsche Bank Commercial
Mortgage Trust 2007-CD4	5.322%	12/11/49	13,050	14,879
4 Citigroup/Deutsche Bank Commercial
Mortgage Trust 2007-CD5	5.886%	11/15/44	18,565	21,958
4 COBALT CMBS Commercial Mortgage Trust
2007-C2	5.484%	4/15/47	3,185	3,643
4 COBALT CMBS Commercial Mortgage Trust
2007-C3	5.998%	5/15/46	11,775	13,572
4 Commercial Mortgage Pass Through
Certificates	4.084%	6/10/38	6,407	6,491
4 Commercial Mortgage Pass Through
Certificates 2004-LNB2	4.715%	3/10/39	19,390	20,111
4 Commercial Mortgage Pass Through
Certificates 2005-C6	5.116%	6/10/44	22,303	24,987
4 Commercial Mortgage Pass Through
Certificates 2006-C7	5.940%	6/10/46	19,200	21,859
4 Commercial Mortgage Pass Through
Certificates 2006-C7	5.965%	6/10/46	4,025	4,345
4 Commercial Mortgage Pass Through
Certificates 2006-C8	5.248%	12/10/46	1,314	1,314

4	Commercial Mortgage Pass Through
	Certificates 2006-C9	6.002%	12/10/49	17,393	20,519
4	Commercial Mortgage Pass Through
	Certificates 2012-CCRE2	3.147%	8/15/45	2,485	2,626
4	Commercial Mortgage Pass-Through
	Certificates Series 2006-C1	5.588%	2/15/39	17,500	19,767
4	Commercial Mortgage Pass-Through
	Certificates Series 2006-C1	5.588%	2/15/39	4,435	4,488
4	Commercial Mortgage Pass-Through
	Certificates Series 2006-C1	5.588%	2/15/39	7,675	8,576
4	Commercial Mortgage Pass-Through
	Certificates Series 2006-C3	6.000%	6/15/38	4,266	4,765
4	Commercial Mortgage Pass-Through
	Certificates Series 2006-C4	5.509%	9/15/39	1,725	1,778
4	Commercial Mortgage Pass-Through
	Certificates Series 2006-C5	5.311%	12/15/39	15,000	16,933
4	Commercial Mortgage Pass-Through
	Certificates Series 2007-C1	5.383%	2/15/40	6,450	7,115
4	Commercial Mortgage Pass-Through
	Certificates Series 2007-C3	5.866%	6/15/39	20,985	23,553
4,6	Commercial Mortgages Lease-Backed
	Certificates Series 2001-CMLB-1	6.746%	6/20/31	5,848	6,219
4	Credit Suisse Commercial Mortgage Trust
	2006-C3	6.000%	6/15/38	18,434	21,040
4	Credit Suisse First Boston Mortgage
	Securities Corp.	4.750%	1/15/37	16,220	16,719
4	Credit Suisse First Boston Mortgage
	Securities Corp.	4.645%	7/15/37	163	170
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.014%	2/15/38	14,150	15,452
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.075%	2/15/38	4,724	5,020
4	Credit Suisse First Boston Mortgage
	Securities Corp.	3.936%	5/15/38	12,988	13,124
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	1,565	1,756
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	18,225	20,405
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.190%	8/15/38	3,400	3,549
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.230%	12/15/40	3,290	3,405
4	Discover Card Master Trust	5.650%	12/15/15	24,300	25,121
4	Discover Card Master Trust	5.650%	3/16/20	9,475	11,513
	Federal Housing Administration	7.430%	10/1/20	2	2
4	Ford Credit Auto Owner Trust	2.420%	11/15/14	5,250	5,296
4	Ford Credit Auto Owner Trust	2.150%	6/15/15	16,950	17,167
4	Ford Credit Auto Owner Trust	1.150%	6/15/17	6,825	6,947
4	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	4,302	4,378
4	GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	9,275	10,385
4	GE Capital Commercial Mortgage Corp.	5.483%	11/10/45	7,048	7,514
4	GE Capital Commercial Mortgage Corp.	4.578%	6/10/48	422	431
4	GE Capital Commercial Mortgage Corp.
	Series 2006-C1 Trust	5.481%	3/10/44	6,675	7,335
4	GE Capital Commercial Mortgage Corp.
	Series 2006-C1 Trust	5.481%	3/10/44	22,040	24,710

4 GE Capital Commercial Mortgage Corp.
Series 2007-C1 Trust	5.543%	12/10/49	5,925	6,650
4 GMAC Commercial Mortgage Securities Inc.
Series 2003-C2 Trust	5.640%	5/10/40	1,695	1,749
4 GMAC Commercial Mortgage Securities Inc.
Series 2003-C3 Trust	4.646%	4/10/40	27	27
4 GMAC Commercial Mortgage Securities Inc.
Series 2003-C3 Trust	5.023%	4/10/40	1,020	1,048
4 GMAC Commercial Mortgage Securities Inc.
Series 2004-C1 Trust	4.908%	3/10/38	2,625	2,736
4 GMAC Commercial Mortgage Securities Inc.
Series 2004-C3 Trust	4.864%	12/10/41	4,150	4,461
4 GMAC Commercial Mortgage Securities Inc.
Series 2005-C1 Trust	4.754%	5/10/43	1,650	1,791
4 GMAC Commercial Mortgage Securities Inc.
Trust Series 2003-C1	4.079%	5/10/36	1,902	1,916
4 Greenwich Capital Commercial Funding Corp.	4.533%	1/5/36	125	125
4 Greenwich Capital Commercial Funding Corp.	4.915%	1/5/36	11,875	12,204
4 Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	13,850	14,509
4 Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	429	428
4 Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	18,508	20,521
4 Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	4,475	4,619
4 Greenwich Capital Commercial Funding Corp.	6.065%	7/10/38	2,600	3,014
4 Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	1,625	1,692
4 Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	23,400	25,397
4 Greenwich Capital Commercial Funding Corp.	4.859%	8/10/42	3,850	4,074
4 GS Mortgage Securities Corp. II	5.506%	4/10/38	5,960	5,999
4 GS Mortgage Securities Corp. II	5.553%	4/10/38	13,650	15,460
4 GS Mortgage Securities Corp. II	5.622%	4/10/38	4,750	5,035
4 GS Mortgage Securities Corp. II	5.396%	8/10/38	14,850	15,762
4 GS Mortgage Securities Corp. II	4.608%	1/10/40	2,686	2,693
4 GS Mortgage Securities Corp. II	3.707%	8/10/44	3,220	3,568
4 GS Mortgage Securities Corp. II	3.482%	1/10/45	12,500	13,357
4 GS Mortgage Securities Corp. II	3.377%	5/10/45	7,475	8,082
4 GS Mortgage Securities Corp. II	5.983%	8/10/45	1,105	1,258
4 Honda Auto Receivables Owner Trust	1.800%	4/17/17	3,225	3,280
4 Honda Auto Receivables Owner Trust	0.970%	4/16/18	1,000	1,012
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.050%	12/12/34	3,315	3,314
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.654%	1/12/37	2,760	2,770
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.899%	1/12/37	540	575
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.985%	1/12/37	8,457	8,528
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.255%	7/12/37	1,362	1,385
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.197%	8/12/37	309	326
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.535%	8/12/37	2,000	2,146
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.879%	1/12/38	21,495	22,192
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.404%	1/12/39	11,465	11,870
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.774%	6/12/41	19,325	20,668

4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.738%	7/15/42	940	1,025
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.780%	7/15/42	2,375	2,586
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.918%	10/15/42	420	467
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.508%	1/12/43	1,750	1,760
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.475%	4/15/43	3,722	4,229
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.637%	12/12/44	3,300	3,412
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.359%	12/15/44	275	313
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.401%	12/15/44	4,250	4,779
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.480%	12/15/44	1,375	1,471
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	6.061%	4/15/45	17,525	20,140
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	6.061%	4/15/45	3,310	3,035
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	6.061%	4/15/45	1,750	1,968
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.593%	5/12/45	7,121	7,784
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	3.507%	5/15/45	9,250	9,868
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.440%	5/15/45	4,525	5,049
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.447%	5/15/45	8,000	8,558
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	3.483%	6/15/45	7,490	7,980
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	2.829%	10/15/45	6,675	6,842
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.440%	6/12/47	10,650	12,195
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	6.003%	6/15/49	7,970	9,036
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.794%	2/12/51	28,300	33,524
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	6.086%	2/12/51	3,350	3,766
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.882%	2/15/51	13,170	15,399
4 LB Commercial Mortgage Trust 2007-C3	6.086%	7/15/44	660	775
4 LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	17,575	18,563
4 LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	9,140	9,905
4 LB-UBS Commercial Mortgage Trust	5.150%	4/15/30	4,395	4,820
4 LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	17,600	19,793
4 LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	2,535	2,792
4 LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	2,087	2,097
4 LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	22,880	23,116
4 LB-UBS Commercial Mortgage Trust	5.124%	11/15/32	9,550	9,825
4 LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	21,100	21,456
4 LB-UBS Commercial Mortgage Trust	5.347%	11/15/38	968	1,116

4 LB-UBS Commercial Mortgage Trust	5.378%	11/15/38	3,125	3,342
4 LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	29,730	34,074
4 LB-UBS Commercial Mortgage Trust	5.372%	9/15/39	3,000	3,455
4 LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	1,175	1,323
4 LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	5,650	6,606
4 LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	12,585	14,262
4 LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	4,775	5,129
4 LB-UBS Commercial Mortgage Trust	5.057%	9/15/40	1,625	1,650
4 LB-UBS Commercial Mortgage Trust	6.325%	4/15/41	3,020	3,340
4 LB-UBS Commercial Mortgage Trust	6.325%	4/15/41	22,025	26,650
4 LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	17,600	20,944
4 Merrill Lynch Mortgage Trust	5.236%	11/12/35	10,800	11,179
4 Merrill Lynch Mortgage Trust	5.107%	7/12/38	1,915	2,105
4 Merrill Lynch Mortgage Trust	5.847%	5/12/39	14,050	16,291
4 Merrill Lynch Mortgage Trust	5.847%	5/12/39	1,825	2,060
4 Merrill Lynch Mortgage Trust	4.747%	6/12/43	2,500	2,758
4 Merrill Lynch Mortgage Trust	5.782%	8/12/43	2,865	3,134
4 Merrill Lynch Mortgage Trust	5.291%	1/12/44	20,875	23,757
4 Merrill Lynch Mortgage Trust	6.042%	6/12/50	23,068	26,663
4 Merrill Lynch Mortgage Trust	5.690%	2/12/51	17,185	20,280
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	6.091%	6/12/46	21,125	24,186
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.456%	7/12/46	3,660	3,939
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.378%	8/12/48	14,870	16,487
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	6.110%	8/12/49	916	963
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.590%	9/12/49	5,895	5,895
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.700%	9/12/49	14,675	16,738
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.204%	12/12/49	2,496	2,640
4 Morgan Stanley Bank of America Merrill Lynch
Trust	3.176%	8/15/45	3,025	3,199
4 Morgan Stanley Capital I Trust 2003-IQ6	4.970%	12/15/41	10,087	10,414
4 Morgan Stanley Capital I Trust 2004-HQ3	4.800%	1/13/41	829	860
4 Morgan Stanley Capital I Trust 2004-HQ4	4.970%	4/14/40	5,675	5,966
4 Morgan Stanley Capital I Trust 2004-IQ8	5.110%	6/15/40	14,857	15,675
4 Morgan Stanley Capital I Trust 2004-TOP13	4.660%	9/13/45	3,985	4,108
4 Morgan Stanley Capital I Trust 2004-TOP15	5.030%	6/13/41	2,148	2,183
4 Morgan Stanley Capital I Trust 2004-TOP15	5.270%	6/13/41	4,525	4,746
4 Morgan Stanley Capital I Trust 2005-HQ5	5.168%	1/14/42	3,950	4,286
4 Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	26,760	29,884
4 Morgan Stanley Capital I Trust 2005-HQ6	5.073%	8/13/42	3,730	3,878
4 Morgan Stanley Capital I Trust 2005-HQ7	5.383%	11/14/42	14,450	16,068
4 Morgan Stanley Capital I Trust 2005-IQ10	5.230%	9/15/42	23,225	25,601
4 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	3,295	3,418
4 Morgan Stanley Capital I Trust 2005-TOP17	4.780%	12/13/41	11,300	12,193
4 Morgan Stanley Capital I Trust 2005-TOP17	4.840%	12/13/41	1,350	1,409
4 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	3,115	3,215
4 Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	6,460	7,442
4 Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	7,400	8,084
4 Morgan Stanley Capital I Trust 2006-HQ8	5.598%	3/12/44	20,466	23,327
4 Morgan Stanley Capital I Trust 2006-HQ8	5.647%	3/12/44	4,875	5,376
4 Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	4,596	5,234

4 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	4,100	4,251
4 Morgan Stanley Capital I Trust 2006-IQ11	5.891%	10/15/42	8,175	9,384
4 Morgan Stanley Capital I Trust 2006-IQ11	5.895%	10/15/42	4,325	4,467
4 Morgan Stanley Capital I Trust 2006-IQ11	5.895%	10/15/42	700	786
4 Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	11,450	13,154
4 Morgan Stanley Capital I Trust 2006-TOP21	5.090%	10/12/52	2,240	2,241
4 Morgan Stanley Capital I Trust 2006-TOP21	5.204%	10/12/52	6,200	6,725
4 Morgan Stanley Capital I Trust 2006-TOP23	5.918%	8/12/41	112	113
4 Morgan Stanley Capital I Trust 2006-TOP23	5.987%	8/12/41	2,175	2,532
4 Morgan Stanley Capital I Trust 2007-IQ14	5.654%	4/15/49	1,733	1,872
4 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	14,295	16,160
4 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	12,950	15,252
4 Morgan Stanley Capital I Trust 2007-IQ16	6.308%	12/12/49	4,675	5,152
4 Morgan Stanley Capital I Trust 2007-TOP25	5.514%	11/12/49	1,295	1,507
4 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	4,525	4,907
4 Morgan Stanley Capital I Trust 2007-TOP27	5.823%	6/11/42	5,075	5,696
4 Morgan Stanley Capital I Trust 2007-TOP27	5.823%	6/11/42	20,780	25,050
4 Morgan Stanley Capital I Trust 2008-TOP29	6.455%	1/11/43	20,825	26,048
4 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	7,000	7,359
4 Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	102	101
4 Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	19,228	19,374
4 Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	7,397	7,434
4 Nissan Auto Receivables Owner Trust	0.660%	12/17/18	4,945	4,960
6 Northern Rock Asset Management plc	5.625%	6/22/17	33,225	37,104
4 PSE&G Transition Funding LLC	6.890%	12/15/17	21,175	24,473
4 Public Service New Hampshire Funding LLC	6.480%	5/1/15	52	53
6 Royal Bank of Canada	3.125%	4/14/15	9,325	9,923
Royal Bank of Canada	1.200%	9/19/17	11,300	11,384
4 TIAA Seasoned Commercial Mortgage Trust	5.585%	8/15/39	3,285	3,510
4 Toyota Auto Receivables Owner Trust 2012-A	0.990%	8/15/17	10,815	10,962
4 Volkswagen Auto Loan Enhanced Trust	1.150%	7/20/18	12,366	12,597
4 Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/35	437	440
4 Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	2,676	2,741
4 Wachovia Bank Commercial Mortgage Trust	4.964%	11/15/35	10,750	11,116
4 Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	18,848	19,600
4 Wachovia Bank Commercial Mortgage Trust	5.489%	7/15/41	18,350	19,375
4 Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	18,725	20,057
4 Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	15,485	16,976
4 Wachovia Bank Commercial Mortgage Trust	5.224%	3/15/42	1,700	1,760
4 Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	6,729	7,505
4 Wachovia Bank Commercial Mortgage Trust	5.922%	5/15/43	16,025	18,491
4 Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	14,354	15,850
4 Wachovia Bank Commercial Mortgage Trust	4.750%	5/15/44	1,480	1,630
4 Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	3,325	3,584
4 Wachovia Bank Commercial Mortgage Trust	5.413%	10/15/44	16,085	17,909
4 Wachovia Bank Commercial Mortgage Trust	5.413%	10/15/44	1,340	1,385
4 Wachovia Bank Commercial Mortgage Trust	5.469%	12/15/44	22,950	26,018
4 Wachovia Bank Commercial Mortgage Trust	5.519%	12/15/44	775	847
4 Wachovia Bank Commercial Mortgage Trust	6.169%	6/15/45	1,280	1,455
4 Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	11,100	12,736
4 Wachovia Bank Commercial Mortgage Trust	5.679%	10/15/48	3,975	4,265
4 Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	16,475	17,116
4 Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	2,225	2,414
4 Wells Fargo Commercial Mortgage Trust	2.918%	10/15/45	3,675	3,767
4 WFRBS Commercial Mortgage Trust 2011-C6	3.440%	4/15/45	7,425	8,025
4 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	4,975	5,398
4 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	4,400	4,779

4 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	3,100	3,247

Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,449,728)					2,777,098
Corporate Bonds (21.8%)
Finance (7.2%)
	Banking (4.6%)
	Abbey National Treasury Services plc	2.875%	4/25/14	14,475	14,661
	Abbey National Treasury Services plc	4.000%	4/27/16	7,400	7,698
	American Express Bank FSB	6.000%	9/13/17	1,750	2,123
	American Express Centurion Bank	5.950%	6/12/17	2,700	3,228
	American Express Centurion Bank	6.000%	9/13/17	23,425	28,436
	American Express Co.	5.500%	9/12/16	3,075	3,569
	American Express Co.	6.150%	8/28/17	5,575	6,765
	American Express Co.	7.000%	3/19/18	57,347	72,601
	American Express Co.	8.125%	5/20/19	275	371
	American Express Co.	8.150%	3/19/38	845	1,353
4	American Express Co.	6.800%	9/1/66	6,515	6,987
	American Express Credit Corp.	5.125%	8/25/14	14,084	15,256
	American Express Credit Corp.	1.750%	6/12/15	775	793
	American Express Credit Corp.	2.750%	9/15/15	300	316
	American Express Credit Corp.	2.800%	9/19/16	36,760	39,094
	American Express Credit Corp.	2.375%	3/24/17	2,350	2,475
	Associates Corp. of North America	6.950%	11/1/18	161	193
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	4,125	4,148
	Banco Santander Chile	2.875%	11/13/12	1,475	1,472
	Bancolombia SA	4.250%	1/12/16	11,910	12,413
	Bancolombia SA	5.125%	9/11/22	6,275	6,312
	Bank of America Corp.	7.375%	5/15/14	6,325	6,918
	Bank of America Corp.	5.375%	6/15/14	2,500	2,660
	Bank of America Corp.	5.125%	11/15/14	21,259	22,861
	Bank of America Corp.	4.500%	4/1/15	12,560	13,427
	Bank of America Corp.	4.750%	8/1/15	225	244
	Bank of America Corp.	3.700%	9/1/15	3,250	3,431
	Bank of America Corp.	5.250%	12/1/15	3,975	4,279
	Bank of America Corp.	3.625%	3/17/16	10,300	10,847
	Bank of America Corp.	3.750%	7/12/16	9,575	10,140
	Bank of America Corp.	6.500%	8/1/16	25,825	29,966
	Bank of America Corp.	5.750%	8/15/16	11,025	12,083
	Bank of America Corp.	5.625%	10/14/16	6,350	7,196
	Bank of America Corp.	5.420%	3/15/17	14,300	15,388
	Bank of America Corp.	3.875%	3/22/17	12,200	13,132
	Bank of America Corp.	6.000%	9/1/17	2,560	2,959
	Bank of America Corp.	5.750%	12/1/17	11,200	12,838
	Bank of America Corp.	5.650%	5/1/18	61,625	70,411
	Bank of America Corp.	7.625%	6/1/19	25,625	32,074
	Bank of America Corp.	5.625%	7/1/20	40,015	45,640
	Bank of America Corp.	5.875%	1/5/21	2,700	3,109
	Bank of America Corp.	5.700%	1/24/22	5,700	6,697
	Bank of America Corp.	5.875%	2/7/42	18,350	21,475
	Bank of America NA	5.300%	3/15/17	27,335	30,362
	Bank of America NA	6.100%	6/15/17	15,575	17,709
	Bank of America NA	6.000%	10/15/36	8,325	9,755
	Bank of Montreal	1.750%	4/29/14	825	841
	Bank of Montreal	2.500%	1/11/17	23,150	24,483
	Bank of Montreal	1.400%	9/11/17	600	602
	Bank of New York Mellon Corp.	4.300%	5/15/14	10,675	11,321
	Bank of New York Mellon Corp.	1.200%	2/20/15	100	101
	Bank of New York Mellon Corp.	4.950%	3/15/15	9,750	10,724

Bank of New York Mellon Corp.	2.950%	6/18/15	4,200	4,453
Bank of New York Mellon Corp.	2.300%	7/28/16	4,273	4,476
Bank of New York Mellon Corp.	2.400%	1/17/17	19,010	19,956
Bank of New York Mellon Corp.	1.969%	6/20/17	6,550	6,769
Bank of New York Mellon Corp.	5.450%	5/15/19	6,240	7,375
Bank of New York Mellon Corp.	4.600%	1/15/20	5,775	6,618
Bank of New York Mellon Corp.	3.550%	9/23/21	8,970	9,705
Bank of Nova Scotia	2.375%	12/17/13	17,950	18,360
Bank of Nova Scotia	1.850%	1/12/15	17,970	18,512
Bank of Nova Scotia	3.400%	1/22/15	750	796
Bank of Nova Scotia	2.050%	10/7/15	500	518
Bank of Nova Scotia	2.900%	3/29/16	750	800
Bank of Nova Scotia	2.550%	1/12/17	7,635	8,074
Bank of Nova Scotia	4.375%	1/13/21	1,250	1,455
Bank One Capital III	8.750%	9/1/30	2,700	3,746
Bank One Corp.	4.900%	4/30/15	6,075	6,596
Bank One Corp.	7.625%	10/15/26	2,135	2,789
Bank One Corp.	8.000%	4/29/27	2,500	3,433
Barclays Bank plc	5.200%	7/10/14	30,645	32,710
Barclays Bank plc	2.750%	2/23/15	9,525	9,800
Barclays Bank plc	3.900%	4/7/15	750	796
Barclays Bank plc	5.000%	9/22/16	11,300	12,658
Barclays Bank plc	6.750%	5/22/19	9,225	11,209
Barclays Bank plc	5.125%	1/8/20	19,925	22,415
Barclays Bank plc	5.140%	10/14/20	1,530	1,571
BB&T Corp.	2.050%	4/28/14	11,182	11,429
BB&T Corp.	5.700%	4/30/14	5,947	6,402
BB&T Corp.	5.200%	12/23/15	5,212	5,833
BB&T Corp.	3.200%	3/15/16	5,218	5,594
BB&T Corp.	3.950%	4/29/16	1,600	1,759
BB&T Corp.	2.150%	3/22/17	6,075	6,292
BB&T Corp.	4.900%	6/30/17	2,800	3,158
BB&T Corp.	1.600%	8/15/17	2,550	2,584
BB&T Corp.	6.850%	4/30/19	3,754	4,784
BB&T Corp.	5.250%	11/1/19	5,040	5,833
BBVA US Senior SAU	3.250%	5/16/14	8,600	8,532
Bear Stearns Cos. LLC	5.700%	11/15/14	15,590	17,057
Bear Stearns Cos. LLC	5.300%	10/30/15	6,415	7,146
Bear Stearns Cos. LLC	5.550%	1/22/17	21,150	23,991
Bear Stearns Cos. LLC	6.400%	10/2/17	8,230	9,868
Bear Stearns Cos. LLC	7.250%	2/1/18	11,053	13,797
Bear Stearns Cos. LLC	4.650%	7/2/18	1,650	1,856
BNP Paribas SA	3.250%	3/11/15	3,925	4,079
BNP Paribas SA	3.600%	2/23/16	28,675	30,262
BNP Paribas SA	2.375%	9/14/17	5,375	5,380
BNP Paribas SA	5.000%	1/15/21	41,475	45,807
BNY Mellon NA	4.750%	12/15/14	2,800	3,026
Branch Banking & Trust Co.	5.625%	9/15/16	5,825	6,658
Canadian Imperial Bank of Commerce	0.900%	10/1/15	2,750	2,757
Canadian Imperial Bank of Commerce	2.350%	12/11/15	10,656	11,163
Capital One Bank USA NA	8.800%	7/15/19	13,600	17,934
Capital One Financial Corp.	7.375%	5/23/14	8,025	8,844
Capital One Financial Corp.	2.125%	7/15/14	750	764
Capital One Financial Corp.	5.500%	6/1/15	8,892	9,961
Capital One Financial Corp.	3.150%	7/15/16	14,150	15,035
Capital One Financial Corp.	6.150%	9/1/16	6,469	7,381
Capital One Financial Corp.	5.250%	2/21/17	1,850	2,068

	Capital One Financial Corp.	6.750%	9/15/17	15,025	18,448
	Capital One Financial Corp.	4.750%	7/15/21	7,825	8,834
4,6	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	14,225	16,686
	Citigroup Inc.	5.300%	10/17/12	29,273	29,318
	Citigroup Inc.	5.500%	4/11/13	16,770	17,200
	Citigroup Inc.	6.000%	12/13/13	16,140	17,087
	Citigroup Inc.	5.125%	5/5/14	7,271	7,669
	Citigroup Inc.	6.375%	8/12/14	9,015	9,804
	Citigroup Inc.	5.000%	9/15/14	35,376	37,302
	Citigroup Inc.	5.500%	10/15/14	16,200	17,478
	Citigroup Inc.	6.010%	1/15/15	10,725	11,760
	Citigroup Inc.	2.650%	3/2/15	1,875	1,920
	Citigroup Inc.	4.750%	5/19/15	1,900	2,045
	Citigroup Inc.	4.700%	5/29/15	4,125	4,433
	Citigroup Inc.	4.587%	12/15/15	1,325	1,439
	Citigroup Inc.	5.300%	1/7/16	19,100	20,981
	Citigroup Inc.	3.953%	6/15/16	725	776
	Citigroup Inc.	5.850%	8/2/16	550	626
	Citigroup Inc.	4.450%	1/10/17	11,275	12,349
	Citigroup Inc.	5.500%	2/15/17	8,925	9,860
	Citigroup Inc.	6.000%	8/15/17	22,003	25,559
	Citigroup Inc.	6.125%	11/21/17	17,375	20,395
	Citigroup Inc.	6.125%	5/15/18	19,775	23,457
	Citigroup Inc.	8.500%	5/22/19	26,332	34,886
	Citigroup Inc.	5.375%	8/9/20	19,050	22,087
	Citigroup Inc.	4.500%	1/14/22	24,489	26,957
	Citigroup Inc.	6.625%	6/15/32	2,225	2,495
	Citigroup Inc.	5.875%	2/22/33	14,700	15,446
	Citigroup Inc.	6.000%	10/31/33	10,025	10,883
	Citigroup Inc.	5.850%	12/11/34	1,731	2,027
	Citigroup Inc.	6.125%	8/25/36	8,175	8,885
	Citigroup Inc.	5.875%	5/29/37	13,157	15,381
	Citigroup Inc.	6.875%	3/5/38	27,510	35,604
	Citigroup Inc.	8.125%	7/15/39	14,440	21,376
	Citigroup Inc.	5.875%	1/30/42	8,400	10,009
	Comerica Bank	5.750%	11/21/16	10,775	12,568
	Comerica Bank	5.200%	8/22/17	4,600	5,258
	Comerica Inc.	4.800%	5/1/15	3,225	3,433
	Commonwealth Bank of Australia	1.950%	3/16/15	12,625	12,879
	Commonwealth Bank of Australia	1.250%	9/18/15	8,200	8,223
	Commonwealth Bank of Australia	1.900%	9/18/17	4,000	4,006
	Compass Bank	6.400%	10/1/17	1,875	1,981
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.125%	10/13/15	4,450	4,588
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.375%	1/19/17	26,265	27,960
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.500%	1/11/21	28,125	31,339
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.875%	2/8/22	20,775	21,997
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	5.250%	5/24/41	1,450	1,689
	Countrywide Financial Corp.	6.250%	5/15/16	1,820	1,982
	Credit Suisse	5.500%	5/1/14	11,000	11,752
	Credit Suisse	3.500%	3/23/15	25,625	27,066
	Credit Suisse	6.000%	2/15/18	4,200	4,754
	Credit Suisse	5.300%	8/13/19	11,250	13,198

Credit Suisse	5.400%	1/14/20	8,000	8,752
Credit Suisse	4.375%	8/5/20	17,492	19,557
Credit Suisse USA Inc.	5.125%	1/15/14	2,150	2,257
Credit Suisse USA Inc.	4.875%	1/15/15	7,345	7,955
Credit Suisse USA Inc.	5.125%	8/15/15	31,505	34,899
Credit Suisse USA Inc.	7.125%	7/15/32	7,836	11,244
Deutsche Bank AG	3.875%	8/18/14	750	787
Deutsche Bank AG	3.450%	3/30/15	15,300	16,141
Deutsche Bank AG	3.250%	1/11/16	20,525	21,697
Deutsche Bank AG	6.000%	9/1/17	28,656	34,131
Deutsche Bank Financial LLC	5.375%	3/2/15	3,450	3,664
Discover Bank	8.700%	11/18/19	4,500	5,837
Fifth Third Bancorp	3.625%	1/25/16	16,000	17,226
Fifth Third Bancorp	5.450%	1/15/17	10,250	11,553
Fifth Third Bancorp	4.500%	6/1/18	1,525	1,693
Fifth Third Bancorp	3.500%	3/15/22	1,825	1,947
Fifth Third Bancorp	8.250%	3/1/38	5,040	7,223
Fifth Third Bank	4.750%	2/1/15	8,825	9,457
First Horizon National Corp.	5.375%	12/15/15	13,850	15,150
First Niagara Financial Group Inc.	6.750%	3/19/20	1,675	1,948
First Niagara Financial Group Inc.	7.250%	12/15/21	725	832
First Tennessee Bank NA	5.050%	1/15/15	4,400	4,538
First Tennessee Bank NA	5.650%	4/1/16	5,152	5,465
Goldman Sachs Capital I	6.345%	2/15/34	16,825	16,909
Goldman Sachs Group Inc.	5.250%	10/15/13	16,630	17,382
Goldman Sachs Group Inc.	5.150%	1/15/14	17,395	18,269
Goldman Sachs Group Inc.	6.000%	5/1/14	19,725	21,183
Goldman Sachs Group Inc.	5.000%	10/1/14	27,832	29,788
Goldman Sachs Group Inc.	5.125%	1/15/15	17,910	19,259
Goldman Sachs Group Inc.	3.700%	8/1/15	17,100	18,033
Goldman Sachs Group Inc.	5.350%	1/15/16	23,500	25,953
Goldman Sachs Group Inc.	3.625%	2/7/16	25,265	26,624
Goldman Sachs Group Inc.	5.750%	10/1/16	5,725	6,497
Goldman Sachs Group Inc.	5.625%	1/15/17	19,930	21,979
Goldman Sachs Group Inc.	6.250%	9/1/17	27,565	32,209
Goldman Sachs Group Inc.	5.950%	1/18/18	37,425	43,153
Goldman Sachs Group Inc.	6.150%	4/1/18	13,260	15,467
Goldman Sachs Group Inc.	7.500%	2/15/19	5,990	7,418
Goldman Sachs Group Inc.	5.375%	3/15/20	32,175	35,604
Goldman Sachs Group Inc.	6.000%	6/15/20	17,220	19,797
Goldman Sachs Group Inc.	5.250%	7/27/21	6,500	7,152
Goldman Sachs Group Inc.	5.750%	1/24/22	32,600	37,340
Goldman Sachs Group Inc.	5.950%	1/15/27	22,185	23,109
Goldman Sachs Group Inc.	6.125%	2/15/33	18,851	21,155
Goldman Sachs Group Inc.	6.450%	5/1/36	5,535	5,805
Goldman Sachs Group Inc.	6.750%	10/1/37	56,741	60,615
Goldman Sachs Group Inc.	6.250%	2/1/41	15,651	18,152
HSBC Bank USA NA	4.625%	4/1/14	5,050	5,297
HSBC Bank USA NA	4.875%	8/24/20	15,365	16,565
HSBC Bank USA NA	5.875%	11/1/34	2,950	3,406
HSBC Bank USA NA	5.625%	8/15/35	3,250	3,553
HSBC Holdings plc	5.100%	4/5/21	37,620	43,562
HSBC Holdings plc	4.875%	1/14/22	425	486
HSBC Holdings plc	4.000%	3/30/22	2,225	2,371
HSBC Holdings plc	7.625%	5/17/32	925	1,145
HSBC Holdings plc	7.350%	11/27/32	2,040	2,424
HSBC Holdings plc	6.500%	5/2/36	32,720	38,417

HSBC Holdings plc	6.500%	9/15/37	18,250	21,548
HSBC Holdings plc	6.800%	6/1/38	15,810	19,348
HSBC Holdings plc	6.100%	1/14/42	275	358
HSBC USA Inc.	2.375%	2/13/15	10,600	10,923
HSBC USA Inc.	5.000%	9/27/20	5,625	6,009
Huntington Bancshares Inc.	7.000%	12/15/20	4,200	5,105
JPMorgan Chase & Co.	2.050%	1/24/14	6,195	6,304
JPMorgan Chase & Co.	4.875%	3/15/14	18,100	19,071
JPMorgan Chase & Co.	4.650%	6/1/14	40,991	43,384
JPMorgan Chase & Co.	5.125%	9/15/14	22,423	24,027
JPMorgan Chase & Co.	3.700%	1/20/15	19,375	20,499
JPMorgan Chase & Co.	4.750%	3/1/15	18,150	19,711
JPMorgan Chase & Co.	1.875%	3/20/15	3,000	3,055
JPMorgan Chase & Co.	5.250%	5/1/15	5,575	6,094
JPMorgan Chase & Co.	3.400%	6/24/15	31,975	33,940
JPMorgan Chase & Co.	5.150%	10/1/15	5,190	5,744
JPMorgan Chase & Co.	2.600%	1/15/16	15,375	16,048
JPMorgan Chase & Co.	3.450%	3/1/16	3,425	3,643
JPMorgan Chase & Co.	3.150%	7/5/16	42,950	45,357
JPMorgan Chase & Co.	6.125%	6/27/17	16,625	19,521
JPMorgan Chase & Co.	2.000%	8/15/17	21,550	21,694
JPMorgan Chase & Co.	6.000%	1/15/18	19,610	23,344
JPMorgan Chase & Co.	6.300%	4/23/19	21,200	25,995
JPMorgan Chase & Co.	4.400%	7/22/20	7,275	7,971
JPMorgan Chase & Co.	4.250%	10/15/20	2,640	2,871
JPMorgan Chase & Co.	4.625%	5/10/21	475	529
JPMorgan Chase & Co.	4.350%	8/15/21	7,575	8,296
JPMorgan Chase & Co.	4.500%	1/24/22	3,000	3,329
JPMorgan Chase & Co.	3.250%	9/23/22	3,600	3,620
JPMorgan Chase & Co.	6.400%	5/15/38	58,019	74,064
JPMorgan Chase & Co.	5.500%	10/15/40	32,200	37,823
JPMorgan Chase & Co.	5.600%	7/15/41	11,100	13,244
JPMorgan Chase & Co.	5.400%	1/6/42	6,525	7,500
JPMorgan Chase Bank NA	5.875%	6/13/16	4,346	4,980
JPMorgan Chase Bank NA	6.000%	7/5/17	825	966
JPMorgan Chase Bank NA	6.000%	10/1/17	65	77
KeyBank NA	5.800%	7/1/14	2,825	3,045
KeyBank NA	4.950%	9/15/15	4,675	5,074
KeyBank NA	5.450%	3/3/16	6,275	6,972
KeyBank NA	6.950%	2/1/28	1,925	2,345
KeyCorp	5.100%	3/24/21	775	907
6 Lloyds TSB Bank plc	4.375%	1/12/15	7,240	7,659
Lloyds TSB Bank plc	4.875%	1/21/16	3,625	3,955
6 Lloyds TSB Bank plc	5.800%	1/13/20	7,075	8,244
Lloyds TSB Bank plc	6.375%	1/21/21	25,425	31,197
Manufacturers & Traders Trust Co.	6.625%	12/4/17	5,950	7,096
4 Manufacturers & Traders Trust Co.	5.585%	12/28/20	450	444
MBNA Corp.	5.000%	6/15/15	4,775	5,175
Mellon Funding Corp.	5.000%	12/1/14	5,975	6,439
Merrill Lynch & Co. Inc.	6.150%	4/25/13	21,250	21,861
Merrill Lynch & Co. Inc.	5.000%	2/3/14	11,550	12,029
Merrill Lynch & Co. Inc.	5.450%	7/15/14	2,450	2,611
Merrill Lynch & Co. Inc.	5.000%	1/15/15	19,779	21,264
Merrill Lynch & Co. Inc.	6.050%	5/16/16	4,700	5,110
Merrill Lynch & Co. Inc.	5.700%	5/2/17	24,600	26,488
Merrill Lynch & Co. Inc.	6.400%	8/28/17	13,950	16,183
Merrill Lynch & Co. Inc.	6.875%	4/25/18	42,021	50,361

Merrill Lynch & Co. Inc.	6.500%	7/15/18	1,400	1,654
Merrill Lynch & Co. Inc.	6.875%	11/15/18	600	716
Merrill Lynch & Co. Inc.	6.110%	1/29/37	1,475	1,564
Merrill Lynch & Co. Inc.	7.750%	5/14/38	24,703	30,858
Morgan Stanley	6.750%	10/15/13	600	629
Morgan Stanley	2.875%	1/24/14	11,925	12,085
Morgan Stanley	4.750%	4/1/14	26,117	27,035
Morgan Stanley	6.000%	5/13/14	21,485	22,776
Morgan Stanley	2.875%	7/28/14	3,825	3,908
Morgan Stanley	4.200%	11/20/14	15,675	16,283
Morgan Stanley	4.100%	1/26/15	13,425	13,882
Morgan Stanley	6.000%	4/28/15	24,360	26,402
Morgan Stanley	4.000%	7/24/15	3,750	3,890
Morgan Stanley	5.375%	10/15/15	6,400	6,883
Morgan Stanley	3.450%	11/2/15	9,325	9,543
Morgan Stanley	3.800%	4/29/16	875	903
Morgan Stanley	5.750%	10/18/16	17,175	18,826
Morgan Stanley	5.450%	1/9/17	14,785	16,129
Morgan Stanley	4.750%	3/22/17	19,048	20,403
Morgan Stanley	5.550%	4/27/17	10,000	10,939
Morgan Stanley	6.250%	8/28/17	2,010	2,276
Morgan Stanley	5.950%	12/28/17	17,475	19,634
Morgan Stanley	6.625%	4/1/18	34,285	39,220
Morgan Stanley	7.300%	5/13/19	12,510	14,764
Morgan Stanley	5.625%	9/23/19	47,150	51,461
Morgan Stanley	5.500%	7/24/20	150	162
Morgan Stanley	5.750%	1/25/21	14,375	15,730
Morgan Stanley	5.500%	7/28/21	8,050	8,775
Morgan Stanley	6.250%	8/9/26	14,825	16,575
Morgan Stanley	7.250%	4/1/32	17,527	21,076
Morgan Stanley	6.375%	7/24/42	16,025	17,495
Murray Street Investment Trust I	4.647%	3/9/17	17,825	19,146
National Australia Bank Ltd.	2.000%	3/9/15	7,325	7,473
National Australia Bank Ltd.	1.600%	8/7/15	12,700	12,810
National Australia Bank Ltd.	2.750%	3/9/17	7,325	7,666
National Bank of Canada	1.500%	6/26/15	13,250	13,480
National City Bank	5.800%	6/7/17	1,800	2,103
National City Corp.	4.900%	1/15/15	1,425	1,556
National City Corp.	6.875%	5/15/19	1,125	1,390
Northern Trust Co.	6.500%	8/15/18	1,125	1,403
Northern Trust Corp.	4.625%	5/1/14	4,200	4,466
Northern Trust Corp.	3.450%	11/4/20	750	810
Northern Trust Corp.	3.375%	8/23/21	1,575	1,695
PNC Bank NA	4.875%	9/21/17	9,675	11,139
PNC Bank NA	6.000%	12/7/17	1,100	1,325
PNC Funding Corp.	3.000%	5/19/14	750	776
PNC Funding Corp.	3.625%	2/8/15	18,381	19,584
PNC Funding Corp.	4.250%	9/21/15	4,750	5,214
PNC Funding Corp.	5.250%	11/15/15	8,605	9,619
PNC Funding Corp.	2.700%	9/19/16	2,350	2,499
PNC Funding Corp.	5.625%	2/1/17	975	1,121
PNC Funding Corp.	6.700%	6/10/19	7,134	9,143
PNC Funding Corp.	5.125%	2/8/20	17,875	21,133
PNC Funding Corp.	4.375%	8/11/20	10,125	11,601
PNC Funding Corp.	3.300%	3/8/22	10,525	11,234
Royal Bank of Canada	1.450%	10/30/14	4,075	4,142
Royal Bank of Canada	2.625%	12/15/15	12,675	13,406

Royal Bank of Canada	2.875%	4/19/16	8,300	8,848
Royal Bank of Canada	2.300%	7/20/16	19,050	20,032
Royal Bank of Scotland Group plc	2.550%	9/18/15	7,775	7,863
Royal Bank of Scotland Group plc	6.400%	10/21/19	25,065	29,005
Royal Bank of Scotland NV	4.650%	6/4/18	225	216
Royal Bank of Scotland plc	3.250%	1/11/14	5,725	5,872
6 Royal Bank of Scotland plc	4.875%	8/25/14	1,025	1,087
Royal Bank of Scotland plc	4.875%	3/16/15	4,350	4,661
Royal Bank of Scotland plc	3.950%	9/21/15	1,015	1,076
Royal Bank of Scotland plc	4.375%	3/16/16	5,550	5,977
Royal Bank of Scotland plc	5.625%	8/24/20	12,250	13,928
Royal Bank of Scotland plc	6.125%	1/11/21	15,250	18,159
Santander Holdings USA Inc.	3.000%	9/24/15	1,725	1,744
Santander Holdings USA Inc.	4.625%	4/19/16	9,075	9,377
SouthTrust Corp.	5.800%	6/15/14	2,550	2,741
Sovereign Bank	8.750%	5/30/18	1,070	1,217
State Street Bank & Trust Co.	5.300%	1/15/16	2,800	3,126
State Street Corp.	4.300%	5/30/14	3,900	4,143
State Street Corp.	2.875%	3/7/16	23,100	24,762
State Street Corp.	4.956%	3/15/18	3,875	4,312
State Street Corp.	4.375%	3/7/21	400	465
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	7,800	7,863
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	12,675	12,847
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	5,025	5,117
SunTrust Bank	5.000%	9/1/15	39	43
SunTrust Bank	7.250%	3/15/18	1,000	1,209
SunTrust Banks Inc.	3.600%	4/15/16	9,450	10,090
SunTrust Banks Inc.	3.500%	1/20/17	9,865	10,549
SunTrust Banks Inc.	6.000%	9/11/17	2,508	2,938
Svenska Handelsbanken AB	2.875%	4/4/17	20,775	21,870
Toronto-Dominion Bank	1.375%	7/14/14	5,541	5,640
Toronto-Dominion Bank	2.500%	7/14/16	5,240	5,534
Toronto-Dominion Bank	2.375%	10/19/16	9,900	10,408
UBS AG	2.250%	1/28/14	150	152
UBS AG	3.875%	1/15/15	1,490	1,577
UBS AG	7.000%	10/15/15	2,500	2,746
UBS AG	5.875%	7/15/16	6,025	6,605
UBS AG	7.375%	6/15/17	12,924	15,226
UBS AG	5.875%	12/20/17	29,199	34,511
UBS AG	5.750%	4/25/18	10,642	12,557
UBS AG	4.875%	8/4/20	28,035	31,238
Union Bank NA	5.950%	5/11/16	3,875	4,430
Union Bank NA	3.000%	6/6/16	1,300	1,382
Union Bank NA	2.125%	6/16/17	1,975	2,021
UnionBanCal Corp.	5.250%	12/16/13	2,105	2,195
UnionBanCal Corp.	3.500%	6/18/22	8,125	8,560
US Bancorp	4.200%	5/15/14	1,475	1,563
US Bancorp	3.150%	3/4/15	1,450	1,536
US Bancorp	2.450%	7/27/15	650	683
US Bancorp	3.442%	2/1/16	18,400	19,301
US Bancorp	2.200%	11/15/16	11,350	11,895
US Bancorp	1.650%	5/15/17	4,100	4,204
US Bancorp	4.125%	5/24/21	31,625	35,955
US Bancorp	3.000%	3/15/22	1,825	1,902
US Bancorp	2.950%	7/15/22	6,550	6,581
US Bank NA	6.300%	2/4/14	5,750	6,188
US Bank NA	4.950%	10/30/14	12,771	13,867

Vesey Street Investment Trust I	4.404%	9/1/16	1,225	1,306
Wachovia Bank NA	4.800%	11/1/14	1,355	1,456
Wachovia Bank NA	4.875%	2/1/15	13,436	14,545
Wachovia Bank NA	5.000%	8/15/15	672	740
Wachovia Bank NA	6.000%	11/15/17	8,775	10,523
Wachovia Bank NA	5.850%	2/1/37	16,225	20,340
Wachovia Bank NA	6.600%	1/15/38	14,235	19,473
Wachovia Corp.	4.875%	2/15/14	10,990	11,538
Wachovia Corp.	5.250%	8/1/14	7,212	7,749
Wachovia Corp.	5.625%	10/15/16	13,065	15,147
Wachovia Corp.	5.750%	6/15/17	28,025	33,501
Wachovia Corp.	5.750%	2/1/18	1,575	1,897
Wachovia Corp.	6.605%	10/1/25	3,175	3,833
Wachovia Corp.	7.500%	4/15/35	925	1,206
Wachovia Corp.	5.500%	8/1/35	4,185	4,805
Wachovia Corp.	6.550%	10/15/35	625	746
Wells Fargo & Co.	4.950%	10/16/13	2,745	2,861
Wells Fargo & Co.	4.625%	4/15/14	250	262
Wells Fargo & Co.	3.750%	10/1/14	1,800	1,908
Wells Fargo & Co.	1.250%	2/13/15	24,500	24,691
Wells Fargo & Co.	3.625%	4/15/15	7,720	8,249
Wells Fargo & Co.	1.500%	7/1/15	3,675	3,731
Wells Fargo & Co.	3.676%	6/15/16	46,125	50,062
Wells Fargo & Co.	2.625%	12/15/16	34,600	36,561
Wells Fargo & Co.	2.100%	5/8/17	21,450	22,062
Wells Fargo & Co.	5.625%	12/11/17	26,350	31,602
Wells Fargo & Co.	4.600%	4/1/21	19,975	22,849
Wells Fargo & Co.	3.500%	3/8/22	825	877
Wells Fargo & Co.	5.375%	2/7/35	4,250	5,137
Wells Fargo Bank NA	4.750%	2/9/15	10,594	11,462
Wells Fargo Bank NA	5.750%	5/16/16	8,150	9,345
Wells Fargo Bank NA	5.950%	8/26/36	13,110	16,762
4 Wells Fargo Capital X	5.950%	12/1/86	3,425	3,442
Westpac Banking Corp.	1.850%	12/9/13	17,175	17,435
Westpac Banking Corp.	4.200%	2/27/15	15,075	16,211
Westpac Banking Corp.	3.000%	8/4/15	17,350	18,295
Westpac Banking Corp.	1.125%	9/25/15	8,400	8,411
Westpac Banking Corp.	2.000%	8/14/17	4,050	4,104
Westpac Banking Corp.	4.875%	11/19/19	12,100	13,809
Zions Bancorporation	4.500%	3/27/17	825	842

Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	7,850	8,927
Ameriprise Financial Inc.	7.300%	6/28/19	3,547	4,580
Ameriprise Financial Inc.	5.300%	3/15/20	4,617	5,476
4 Ameriprise Financial Inc.	7.518%	6/1/66	825	912
BlackRock Inc.	3.500%	12/10/14	4,275	4,552
BlackRock Inc.	1.375%	6/1/15	2,100	2,139
BlackRock Inc.	6.250%	9/15/17	3,375	4,163
BlackRock Inc.	5.000%	12/10/19	8,098	9,637
BlackRock Inc.	4.250%	5/24/21	6,515	7,308
BlackRock Inc.	3.375%	6/1/22	10,800	11,432
Charles Schwab Corp.	4.950%	6/1/14	5,200	5,569
Charles Schwab Corp.	4.450%	7/22/20	7,050	8,033
6 Charles Schwab Corp.	3.225%	9/1/22	4,250	4,290
6 FMR LLC	7.490%	6/15/19	800	972
Franklin Resources Inc.	3.125%	5/20/15	3,700	3,907

Franklin Resources Inc.	1.375%	9/15/17	1,600	1,609
Franklin Resources Inc.	4.625%	5/20/20	1,950	2,243
Franklin Resources Inc.	2.800%	9/15/22	8,550	8,659
Jefferies Group Inc.	5.125%	4/13/18	6,205	6,259
Jefferies Group Inc.	8.500%	7/15/19	8,677	9,935
Jefferies Group Inc.	6.875%	4/15/21	5,225	5,584
Jefferies Group Inc.	6.450%	6/8/27	2,285	2,328
Jefferies Group Inc.	6.250%	1/15/36	7,350	7,258
Lazard Group LLC	7.125%	5/15/15	2,150	2,371
Lazard Group LLC	6.850%	6/15/17	8,425	9,484
6 Legg Mason Inc.	5.500%	5/21/19	3,350	3,587
Nomura Holdings Inc.	5.000%	3/4/15	6,825	7,189
Nomura Holdings Inc.	6.700%	3/4/20	8,600	9,821
Raymond James Financial Inc.	4.250%	4/15/16	1,975	2,094
TD Ameritrade Holding Corp.	4.150%	12/1/14	2,725	2,910
TD Ameritrade Holding Corp.	5.600%	12/1/19	2,425	2,837

Finance Companies (0.7%)
Block Financial LLC	5.125%	10/30/14	4,110	4,328
Discover Financial Services	6.450%	6/12/17	1,825	2,107
6 Discover Financial Services	5.200%	4/27/22	917	999
GATX Corp.	4.750%	6/15/22	4,600	4,750
4 GE Capital Trust I	6.375%	11/15/67	10,600	11,156
General Electric Capital Corp.	5.250%	10/19/12	39,115	39,199
General Electric Capital Corp.	2.100%	1/7/14	6,250	6,365
General Electric Capital Corp.	5.900%	5/13/14	7,350	7,955
General Electric Capital Corp.	5.500%	6/4/14	14,400	15,524
General Electric Capital Corp.	5.650%	6/9/14	9,000	9,733
General Electric Capital Corp.	3.750%	11/14/14	28,750	30,528
General Electric Capital Corp.	3.500%	6/29/15	2,500	2,665
General Electric Capital Corp.	1.625%	7/2/15	9,650	9,822
General Electric Capital Corp.	4.375%	9/21/15	12,100	13,293
General Electric Capital Corp.	2.250%	11/9/15	7,089	7,347
General Electric Capital Corp.	2.950%	5/9/16	45,056	47,685
General Electric Capital Corp.	3.350%	10/17/16	1,450	1,564
General Electric Capital Corp.	5.400%	2/15/17	28,350	32,790
General Electric Capital Corp.	2.300%	4/27/17	9,900	10,179
General Electric Capital Corp.	5.625%	9/15/17	20,988	24,756
General Electric Capital Corp.	5.625%	5/1/18	30,289	35,783
General Electric Capital Corp.	6.000%	8/7/19	11,650	14,173
General Electric Capital Corp.	5.500%	1/8/20	4,600	5,443
General Electric Capital Corp.	5.550%	5/4/20	8,550	10,125
General Electric Capital Corp.	4.625%	1/7/21	21,350	23,849
General Electric Capital Corp.	5.300%	2/11/21	5,925	6,796
General Electric Capital Corp.	4.650%	10/17/21	13,923	15,620
General Electric Capital Corp.	3.150%	9/7/22	775	777
General Electric Capital Corp.	6.750%	3/15/32	44,931	57,881
General Electric Capital Corp.	6.150%	8/7/37	30,500	37,255
General Electric Capital Corp.	5.875%	1/14/38	49,325	58,591
General Electric Capital Corp.	6.875%	1/10/39	34,790	46,531
4 General Electric Capital Corp.	6.375%	11/15/67	12,930	13,609
4 HSBC Finance Capital Trust IX	5.911%	11/30/35	2,125	2,093
HSBC Finance Corp.	5.250%	1/15/14	5,725	6,002
HSBC Finance Corp.	5.000%	6/30/15	15,450	16,717
HSBC Finance Corp.	5.500%	1/19/16	2,021	2,232
HSBC Finance Corp.	6.676%	1/15/21	36,424	42,169
6 International Lease Finance Corp.	6.500%	9/1/14	170	183

6 International Lease Finance Corp.	6.750%	9/1/16	830	928
SLM Corp.	5.000%	10/1/13	4,485	4,648
SLM Corp.	5.375%	5/15/14	2,515	2,655
SLM Corp.	5.050%	11/14/14	2,335	2,444
SLM Corp.	5.000%	4/15/15	1,255	1,326
SLM Corp.	6.250%	1/25/16	27,578	30,258
SLM Corp.	6.000%	1/25/17	14,525	15,847
SLM Corp.	4.625%	9/25/17	3,150	3,211
SLM Corp.	8.450%	6/15/18	14,500	17,090
SLM Corp.	8.000%	3/25/20	6,710	7,757
SLM Corp.	7.250%	1/25/22	2,225	2,515
SLM Corp.	5.625%	8/1/33	7,865	7,410

Insurance (1.3%)
ACE Capital Trust II	9.700%	4/1/30	2,035	2,890
ACE INA Holdings Inc.	5.875%	6/15/14	900	979
ACE INA Holdings Inc.	5.600%	5/15/15	6,675	7,493
ACE INA Holdings Inc.	2.600%	11/23/15	9,005	9,433
ACE INA Holdings Inc.	5.700%	2/15/17	2,930	3,475
ACE INA Holdings Inc.	5.800%	3/15/18	1,256	1,539
ACE INA Holdings Inc.	5.900%	6/15/19	2,575	3,181
ACE INA Holdings Inc.	6.700%	5/15/36	1,031	1,452
AEGON Funding Co. LLC	5.750%	12/15/20	14,825	17,272
Aetna Inc.	6.000%	6/15/16	10,650	12,467
Aetna Inc.	1.750%	5/15/17	700	709
Aetna Inc.	6.500%	9/15/18	2,175	2,714
Aetna Inc.	4.125%	6/1/21	350	385
Aetna Inc.	6.625%	6/15/36	8,900	11,470
Aetna Inc.	6.750%	12/15/37	6,055	7,975
Aetna Inc.	4.500%	5/15/42	2,575	2,635
Aflac Inc.	2.650%	2/15/17	7,520	7,892
Aflac Inc.	8.500%	5/15/19	950	1,269
Aflac Inc.	4.000%	2/15/22	3,525	3,858
Aflac Inc.	6.900%	12/17/39	825	1,063
Aflac Inc.	6.450%	8/15/40	4,950	6,058
Alleghany Corp.	5.625%	9/15/20	1,700	1,878
Alleghany Corp.	4.950%	6/27/22	3,050	3,324
Allied World Assurance Co. Ltd.	7.500%	8/1/16	15,503	17,968
Allstate Corp.	5.000%	8/15/14	6,325	6,837
Allstate Corp.	6.125%	12/15/32	2,450	3,163
Allstate Corp.	5.350%	6/1/33	895	1,063
Allstate Corp.	5.550%	5/9/35	2,956	3,629
Allstate Corp.	5.200%	1/15/42	4,525	5,405
4 Allstate Corp.	6.500%	5/15/57	4,475	4,721
4 Allstate Corp.	6.125%	5/15/67	2,831	2,909
Alterra Finance LLC	6.250%	9/30/20	2,000	2,179
American Financial Group Inc.	9.875%	6/15/19	8,114	10,255
American International Group Inc.	4.250%	9/15/14	5,500	5,810
American International Group Inc.	3.000%	3/20/15	6,275	6,501
American International Group Inc.	2.375%	8/24/15	900	909
American International Group Inc.	5.050%	10/1/15	3,200	3,498
American International Group Inc.	4.875%	9/15/16	7,875	8,789
American International Group Inc.	5.600%	10/18/16	6,300	7,177
American International Group Inc.	3.800%	3/22/17	11,575	12,433
American International Group Inc.	5.450%	5/18/17	7,425	8,443
American International Group Inc.	5.850%	1/16/18	34,052	39,528
American International Group Inc.	8.250%	8/15/18	3,425	4,406

American International Group Inc.	6.400%	12/15/20	21,190	25,919
American International Group Inc.	4.875%	6/1/22	7,200	8,110
American International Group Inc.	6.250%	5/1/36	14,060	17,953
American International Group Inc.	6.820%	11/15/37	955	1,250
4 American International Group Inc.	8.175%	5/15/68	26,400	32,274
4 American International Group Inc.	6.250%	3/15/87	4,660	4,672
Aon Corp.	3.500%	9/30/15	5,680	6,012
Aon Corp.	5.000%	9/30/20	13,210	15,234
Aon Corp.	8.205%	1/1/27	1,894	2,370
Aon Corp.	6.250%	9/30/40	3,550	4,595
Arch Capital Group Ltd.	7.350%	5/1/34	4,335	5,571
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	2,075	2,274
Assurant Inc.	5.625%	2/15/14	3,225	3,403
Assurant Inc.	6.750%	2/15/34	5,965	6,879
AXA SA	8.600%	12/15/30	15,022	18,323
Axis Specialty Finance LLC	5.875%	6/1/20	21,650	24,330
Berkshire Hathaway Finance Corp.	1.500%	1/10/14	2,050	2,081
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	9,780	10,739
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	7,950	8,130
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	19,450	23,468
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	11,100	11,539
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	5,615	6,854
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	12,050	12,438
Berkshire Hathaway Inc.	3.200%	2/11/15	12,570	13,341
Berkshire Hathaway Inc.	2.200%	8/15/16	11,625	12,205
Berkshire Hathaway Inc.	3.750%	8/15/21	250	274
Berkshire Hathaway Inc.	3.400%	1/31/22	825	883
Chubb Corp.	5.750%	5/15/18	6,050	7,487
Chubb Corp.	6.000%	5/11/37	5,945	8,060
Chubb Corp.	6.500%	5/15/38	1,900	2,708
4 Chubb Corp.	6.375%	3/29/67	11,075	11,795
Cigna Corp.	2.750%	11/15/16	3,250	3,431
Cigna Corp.	5.125%	6/15/20	6,475	7,408
Cigna Corp.	4.375%	12/15/20	3,550	3,893
Cigna Corp.	4.500%	3/15/21	875	970
Cigna Corp.	4.000%	2/15/22	13,425	14,453
Cigna Corp.	7.875%	5/15/27	1,025	1,355
Cigna Corp.	6.150%	11/15/36	13,125	15,727
Cigna Corp.	5.875%	3/15/41	2,200	2,619
Cigna Corp.	5.375%	2/15/42	7,575	8,490
Cincinnati Financial Corp.	6.920%	5/15/28	3,575	4,318
Cincinnati Financial Corp.	6.125%	11/1/34	2,010	2,284
CNA Financial Corp.	5.850%	12/15/14	4,038	4,395
CNA Financial Corp.	6.500%	8/15/16	8,625	9,973
CNA Financial Corp.	7.350%	11/15/19	8,800	10,928
CNA Financial Corp.	5.875%	8/15/20	2,775	3,228
CNA Financial Corp.	5.750%	8/15/21	600	702
Coventry Health Care Inc.	6.300%	8/15/14	9,515	10,392
Coventry Health Care Inc.	5.950%	3/15/17	2,000	2,334
Coventry Health Care Inc.	5.450%	6/15/21	3,150	3,676
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	6,875	7,583
Fidelity National Financial Inc.	5.500%	9/1/22	150	162
Genworth Financial Inc.	5.750%	6/15/14	2,496	2,590
Genworth Financial Inc.	4.950%	10/1/15	950	974
Genworth Financial Inc.	8.625%	12/15/16	9,150	10,339
Genworth Financial Inc.	7.700%	6/15/20	1,150	1,196
Genworth Financial Inc.	7.200%	2/15/21	4,100	4,202

Genworth Financial Inc.	7.625%	9/24/21	3,650	3,741
Genworth Financial Inc.	6.500%	6/15/34	5,775	5,450
Hartford Financial Services Group Inc.	5.500%	10/15/16	3,075	3,401
Hartford Financial Services Group Inc.	5.375%	3/15/17	2,600	2,886
Hartford Financial Services Group Inc.	4.000%	10/15/17	925	992
Hartford Financial Services Group Inc.	6.300%	3/15/18	2,900	3,345
Hartford Financial Services Group Inc.	6.000%	1/15/19	2,175	2,475
Hartford Financial Services Group Inc.	5.125%	4/15/22	825	923
Hartford Financial Services Group Inc.	5.950%	10/15/36	2,335	2,383
Hartford Financial Services Group Inc.	6.100%	10/1/41	3,875	4,339
Hartford Financial Services Group Inc.	6.625%	4/15/42	3,200	3,852
HCC Insurance Holdings Inc.	6.300%	11/15/19	4,250	4,909
Humana Inc.	6.450%	6/1/16	175	199
Humana Inc.	7.200%	6/15/18	6,375	7,714
Humana Inc.	6.300%	8/1/18	200	232
Infinity Property & Casualty Corp.	5.000%	9/19/22	1,975	2,056
6 ING US Inc.	5.500%	7/15/22	1,050	1,100
Jefferson-Pilot Corp.	4.750%	1/30/14	600	626
Lincoln National Corp.	4.300%	6/15/15	250	267
Lincoln National Corp.	8.750%	7/1/19	127	166
Lincoln National Corp.	4.200%	3/15/22	2,650	2,782
Lincoln National Corp.	6.150%	4/7/36	6,950	7,882
Lincoln National Corp.	7.000%	6/15/40	8,425	10,551
4 Lincoln National Corp.	7.000%	5/17/66	15,950	15,990
4 Lincoln National Corp.	6.050%	4/20/67	1,700	1,666
Loews Corp.	5.250%	3/15/16	3,200	3,607
Loews Corp.	6.000%	2/1/35	625	736
Manulife Financial Corp.	3.400%	9/17/15	10,500	11,002
Manulife Financial Corp.	4.900%	9/17/20	14,550	16,077
Markel Corp.	7.125%	9/30/19	6,625	7,951
Markel Corp.	4.900%	7/1/22	700	748
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	9,203	10,281
Marsh & McLennan Cos. Inc.	2.300%	4/1/17	450	457
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	8,150	11,196
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	1,720	1,920
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	7,075	8,172
MetLife Inc.	5.000%	11/24/13	4,425	4,655
MetLife Inc.	2.375%	2/6/14	9,725	9,952
MetLife Inc.	5.000%	6/15/15	4,276	4,748
MetLife Inc.	6.750%	6/1/16	3,900	4,663
MetLife Inc.	1.564%	12/15/17	4,325	4,355
MetLife Inc.	6.817%	8/15/18	1,050	1,322
MetLife Inc.	7.717%	2/15/19	1,495	1,947
MetLife Inc.	4.750%	2/8/21	4,040	4,674
MetLife Inc.	1.564%	12/15/22	4,650	4,676
MetLife Inc.	6.500%	12/15/32	2,700	3,510
MetLife Inc.	6.375%	6/15/34	2,375	3,106
MetLife Inc.	5.700%	6/15/35	725	893
MetLife Inc.	5.875%	2/6/41	11,140	13,979
MetLife Inc.	4.125%	8/13/42	8,825	8,759
4 MetLife Inc.	6.400%	12/15/66	19,317	20,428
4 MetLife Inc.	10.750%	8/1/69	760	1,129
6 Metropolitan Life Global Funding I	5.125%	6/10/14	3,475	3,718
Munich Re America Corp.	7.450%	12/15/26	2,350	3,067
4 Nationwide Financial Services Inc.	6.750%	5/15/67	350	356
PartnerRe Finance B LLC	5.500%	6/1/20	12,484	13,818
Primerica Inc.	4.750%	7/15/22	900	964

Principal Financial Group Inc.	7.875%	5/15/14	650	723
Principal Financial Group Inc.	8.875%	5/15/19	4	5
Principal Financial Group Inc.	3.300%	9/15/22	2,375	2,413
Principal Financial Group Inc.	6.050%	10/15/36	8,375	10,257
Principal Financial Group Inc.	4.625%	9/15/42	2,250	2,289
Principal Life Income Funding Trusts	5.100%	4/15/14	4,925	5,249
Progressive Corp.	3.750%	8/23/21	7,450	8,236
Progressive Corp.	6.625%	3/1/29	4,700	6,141
Progressive Corp.	6.250%	12/1/32	25	33
4 Progressive Corp.	6.700%	6/15/67	7,200	7,668
Protective Life Corp.	7.375%	10/15/19	5,995	7,191
Protective Life Corp.	8.450%	10/15/39	5,800	7,447
Prudential Financial Inc.	4.750%	4/1/14	1,875	1,975
Prudential Financial Inc.	5.100%	9/20/14	10,991	11,880
Prudential Financial Inc.	3.875%	1/14/15	15,450	16,429
Prudential Financial Inc.	6.200%	1/15/15	5,150	5,702
Prudential Financial Inc.	4.750%	9/17/15	4,775	5,258
Prudential Financial Inc.	5.500%	3/15/16	3,773	4,224
Prudential Financial Inc.	6.000%	12/1/17	4,052	4,908
Prudential Financial Inc.	5.375%	6/21/20	3,355	3,892
Prudential Financial Inc.	5.750%	7/15/33	900	1,010
Prudential Financial Inc.	5.400%	6/13/35	9,035	9,754
Prudential Financial Inc.	5.900%	3/17/36	10,752	12,146
Prudential Financial Inc.	5.700%	12/14/36	10,525	11,873
Prudential Financial Inc.	6.625%	6/21/40	5,325	6,654
Prudential Financial Inc.	5.625%	5/12/41	250	279
4 Prudential Financial Inc.	5.875%	9/15/42	5,150	5,266
4 Prudential Financial Inc.	8.875%	6/15/68	750	908
4 Reinsurance Group of America Inc.	6.750%	12/15/65	6,950	6,707
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	975	1,139
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	3,450	4,257
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	10,815	13,747
Torchmark Corp.	6.375%	6/15/16	3,500	3,966
Transatlantic Holdings Inc.	8.000%	11/30/39	14,470	18,303
Travelers Cos. Inc.	5.500%	12/1/15	1,025	1,159
Travelers Cos. Inc.	6.250%	6/20/16	2,625	3,094
Travelers Cos. Inc.	5.750%	12/15/17	3,825	4,634
Travelers Cos. Inc.	5.800%	5/15/18	150	184
Travelers Cos. Inc.	5.900%	6/2/19	11,500	14,404
Travelers Cos. Inc.	3.900%	11/1/20	550	620
Travelers Cos. Inc.	6.250%	6/15/37	15,725	21,187
Travelers Cos. Inc.	5.350%	11/1/40	2,370	2,963
Travelers Property Casualty Corp.	6.375%	3/15/33	325	427
UnitedHealth Group Inc.	4.875%	3/15/15	17,006	18,673
UnitedHealth Group Inc.	5.375%	3/15/16	200	229
UnitedHealth Group Inc.	6.000%	6/15/17	7,500	9,111
UnitedHealth Group Inc.	6.000%	2/15/18	19,655	24,204
UnitedHealth Group Inc.	3.875%	10/15/20	170	187
UnitedHealth Group Inc.	4.700%	2/15/21	1,650	1,915
UnitedHealth Group Inc.	2.875%	3/15/22	1,000	1,018
UnitedHealth Group Inc.	5.800%	3/15/36	2,575	3,104
UnitedHealth Group Inc.	6.500%	6/15/37	1,350	1,784
UnitedHealth Group Inc.	6.625%	11/15/37	4,025	5,470
UnitedHealth Group Inc.	6.875%	2/15/38	16,695	23,104
UnitedHealth Group Inc.	5.700%	10/15/40	170	206
UnitedHealth Group Inc.	4.625%	11/15/41	4,425	4,779
UnitedHealth Group Inc.	4.375%	3/15/42	225	240

Unum Group	7.125%	9/30/16	3,425	3,987
Unum Group	5.625%	9/15/20	2,200	2,476
Unum Group	5.750%	8/15/42	1,900	2,004
Validus Holdings Ltd.	8.875%	1/26/40	3,800	4,856
WellPoint Inc.	6.000%	2/15/14	2,225	2,382
WellPoint Inc.	5.000%	12/15/14	3,525	3,828
WellPoint Inc.	1.250%	9/10/15	3,100	3,121
WellPoint Inc.	5.250%	1/15/16	10,611	11,897
WellPoint Inc.	5.875%	6/15/17	825	978
WellPoint Inc.	1.875%	1/15/18	5,400	5,419
WellPoint Inc.	7.000%	2/15/19	860	1,074
WellPoint Inc.	4.350%	8/15/20	2,600	2,855
WellPoint Inc.	3.700%	8/15/21	1,850	1,941
WellPoint Inc.	3.125%	5/15/22	3,150	3,140
WellPoint Inc.	3.300%	1/15/23	4,675	4,726
WellPoint Inc.	5.950%	12/15/34	7,775	9,095
WellPoint Inc.	5.850%	1/15/36	6,660	7,728
WellPoint Inc.	6.375%	6/15/37	1,530	1,892
WellPoint Inc.	5.800%	8/15/40	1,300	1,512
WellPoint Inc.	4.625%	5/15/42	6,100	6,155
WellPoint Inc.	4.650%	1/15/43	2,000	2,029
Willis Group Holdings plc	5.750%	3/15/21	4,051	4,591
Willis North America Inc.	5.625%	7/15/15	3,825	4,144
Willis North America Inc.	6.200%	3/28/17	2,495	2,844
Willis North America Inc.	7.000%	9/29/19	20,300	24,153
WR Berkley Corp.	5.375%	9/15/20	950	1,046
XL Group plc	5.250%	9/15/14	5,625	6,019
XL Group plc	6.375%	11/15/24	525	620
XL Group plc	6.250%	5/15/27	8,025	9,071
XLIT Ltd.	5.750%	10/1/21	4,845	5,586

Other Finance (0.0%)
CME Group Inc.	5.750%	2/15/14	3,225	3,447
NASDAQ OMX Group Inc.	4.000%	1/15/15	3,275	3,430
NASDAQ OMX Group Inc.	5.550%	1/15/20	7,700	8,304
ORIX Corp.	4.710%	4/27/15	1,969	2,093
ORIX Corp.	5.000%	1/12/16	4,835	5,230
ORIX Corp.	3.750%	3/9/17	7,900	8,173
XTRA Finance Corp.	5.150%	4/1/17	12,925	14,940

Real Estate Investment Trusts (0.5%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	5,025	5,358
Arden Realty LP	5.250%	3/1/15	925	1,003
AvalonBay Communities Inc.	5.750%	9/15/16	825	951
BioMed Realty LP	3.850%	4/15/16	5,525	5,826
BioMed Realty LP	4.250%	7/15/22	2,000	2,086
Boston Properties LP	5.625%	4/15/15	5,175	5,737
Boston Properties LP	5.625%	11/15/20	8,925	10,585
Boston Properties LP	4.125%	5/15/21	3,365	3,623
Boston Properties LP	3.850%	2/1/23	13,120	13,813
Brandywine Operating Partnership LP	6.000%	4/1/16	6,390	6,998
Brandywine Operating Partnership LP	5.700%	5/1/17	6,830	7,581
Brandywine Operating Partnership LP	4.950%	4/15/18	8,325	8,938
BRE Properties Inc.	3.375%	1/15/23	4,375	4,349
Camden Property Trust	5.700%	5/15/17	5,025	5,775
CommonWealth REIT	6.250%	8/15/16	1,425	1,558
CommonWealth REIT	6.250%	6/15/17	5,075	5,581

CommonWealth REIT	5.875%	9/15/20	3,200	3,437
Digital Realty Trust LP	4.500%	7/15/15	2,400	2,568
Digital Realty Trust LP	5.875%	2/1/20	2,000	2,317
Digital Realty Trust LP	5.250%	3/15/21	12,345	13,729
Duke Realty LP	7.375%	2/15/15	8,425	9,451
Duke Realty LP	5.950%	2/15/17	5,400	6,098
Duke Realty LP	8.250%	8/15/19	3,600	4,539
Duke Realty LP	6.750%	3/15/20	1,025	1,247
Entertainment Properties Trust	5.750%	8/15/22	1,100	1,143
ERP Operating LP	5.250%	9/15/14	1,700	1,836
ERP Operating LP	5.125%	3/15/16	825	930
ERP Operating LP	5.375%	8/1/16	3,125	3,579
ERP Operating LP	5.750%	6/15/17	2,375	2,826
ERP Operating LP	4.750%	7/15/20	1,350	1,547
ERP Operating LP	4.625%	12/15/21	10,180	11,745
Federal Realty Investment Trust	3.000%	8/1/22	3,050	3,031
HCP Inc.	5.650%	12/15/13	9,655	10,197
HCP Inc.	2.700%	2/1/14	650	665
HCP Inc.	3.750%	2/1/16	17,500	18,606
HCP Inc.	6.300%	9/15/16	9,415	10,885
HCP Inc.	6.000%	1/30/17	3,175	3,661
HCP Inc.	5.625%	5/1/17	100	114
HCP Inc.	6.700%	1/30/18	1,200	1,436
HCP Inc.	3.750%	2/1/19	4,525	4,745
HCP Inc.	5.375%	2/1/21	300	340
HCP Inc.	3.150%	8/1/22	700	683
HCP Inc.	6.750%	2/1/41	500	648
Health Care REIT Inc.	6.000%	11/15/13	2,175	2,295
Health Care REIT Inc.	3.625%	3/15/16	2,150	2,269
Health Care REIT Inc.	6.200%	6/1/16	9,300	10,474
Health Care REIT Inc.	4.700%	9/15/17	3,675	4,059
Health Care REIT Inc.	4.125%	4/1/19	3,475	3,705
Health Care REIT Inc.	4.950%	1/15/21	8,335	9,113
Health Care REIT Inc.	5.250%	1/15/22	5,925	6,639
Health Care REIT Inc.	6.500%	3/15/41	3,400	3,974
Healthcare Realty Trust Inc.	5.125%	4/1/14	1,525	1,608
Healthcare Realty Trust Inc.	6.500%	1/17/17	2,800	3,197
Healthcare Realty Trust Inc.	5.750%	1/15/21	2,750	3,045
Hospitality Properties Trust	7.875%	8/15/14	3,550	3,838
Hospitality Properties Trust	5.125%	2/15/15	5,170	5,423
Hospitality Properties Trust	6.700%	1/15/18	10,375	11,683
Kilroy Realty LP	5.000%	11/3/15	3,950	4,302
Kilroy Realty LP	4.800%	7/15/18	11,075	12,246
Kimco Realty Corp.	5.783%	3/15/16	1,075	1,205
Kimco Realty Corp.	5.700%	5/1/17	5,625	6,479
Kimco Realty Corp.	4.300%	2/1/18	1,580	1,729
Kimco Realty Corp.	6.875%	10/1/19	6,650	8,178
Liberty Property LP	5.125%	3/2/15	8,400	8,996
Liberty Property LP	5.500%	12/15/16	1,975	2,221
Liberty Property LP	6.625%	10/1/17	2,750	3,282
Liberty Property LP	4.750%	10/1/20	225	245
Mack-Cali Realty LP	7.750%	8/15/19	6,525	8,135
National Retail Properties Inc.	6.875%	10/15/17	10,350	12,341
Omega Healthcare Investors Inc.	6.750%	10/15/22	2,309	2,580
ProLogis LP	7.625%	8/15/14	600	660
ProLogis LP	4.500%	8/15/17	2,600	2,808
ProLogis LP	7.375%	10/30/19	5,100	6,299

ProLogis LP	6.625%	12/1/19	1,750	2,097
ProLogis LP	6.875%	3/15/20	7,175	8,696
Realty Income Corp.	5.950%	9/15/16	150	169
Realty Income Corp.	6.750%	8/15/19	8,210	10,014
Realty Income Corp.	5.750%	1/15/21	5,175	6,053
Realty Income Corp.	5.875%	3/15/35	6,660	7,579
Regency Centers LP	5.250%	8/1/15	2,925	3,184
Senior Housing Properties Trust	4.300%	1/15/16	2,175	2,246
Simon Property Group LP	6.750%	5/15/14	11,480	12,373
Simon Property Group LP	4.200%	2/1/15	2,225	2,376
Simon Property Group LP	5.100%	6/15/15	2,286	2,522
Simon Property Group LP	5.750%	12/1/15	15,350	17,359
Simon Property Group LP	6.100%	5/1/16	1,850	2,132
Simon Property Group LP	5.250%	12/1/16	14,075	16,193
Simon Property Group LP	2.800%	1/30/17	2,685	2,813
Simon Property Group LP	5.875%	3/1/17	3,250	3,819
Simon Property Group LP	2.150%	9/15/17	5,725	5,928
Simon Property Group LP	6.125%	5/30/18	5,225	6,380
Simon Property Group LP	5.650%	2/1/20	6,150	7,324
Simon Property Group LP	4.375%	3/1/21	3,900	4,403
Simon Property Group LP	4.125%	12/1/21	2,250	2,512
Simon Property Group LP	3.375%	3/15/22	2,725	2,865
Simon Property Group LP	6.750%	2/1/40	7,800	10,777
Simon Property Group LP	4.750%	3/15/42	1,900	2,042
Tanger Properties LP	6.150%	11/15/15	3,525	3,980
UDR Inc.	4.250%	6/1/18	1,200	1,324
UDR Inc.	4.625%	1/10/22	7,100	7,844
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	10,400	10,842
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	4,850	5,336
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	495	527
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	2,900	2,841
Washington REIT	4.950%	10/1/20	475	521
Washington REIT	3.950%	10/15/22	2,650	2,686
				8,274,266
Industrial (12.2%)
Basic Industry (1.2%)
Agrium Inc.	6.750%	1/15/19	7,100	8,899
Agrium Inc.	6.125%	1/15/41	6,550	8,385
Air Products & Chemicals Inc.	2.000%	8/2/16	5,325	5,560
Air Products & Chemicals Inc.	3.000%	11/3/21	2,125	2,237
Airgas Inc.	4.500%	9/15/14	1,325	1,416
Airgas Inc.	3.250%	10/1/15	5,400	5,744
Albemarle Corp.	4.500%	12/15/20	1,300	1,447
Alcoa Inc.	6.750%	7/15/18	2,800	3,232
Alcoa Inc.	5.720%	2/23/19	5,288	5,678
Alcoa Inc.	6.150%	8/15/20	2,700	2,971
Alcoa Inc.	5.400%	4/15/21	300	315
Alcoa Inc.	5.870%	2/23/22	4,337	4,663
Alcoa Inc.	5.900%	2/1/27	1,615	1,697
Alcoa Inc.	6.750%	1/15/28	22,761	25,031
Alcoa Inc.	5.950%	2/1/37	8,275	8,212
Allegheny Technologies Inc.	9.375%	6/1/19	6,304	8,116
AngloGold Ashanti Holdings plc	5.375%	4/15/20	8,550	9,005
AngloGold Ashanti Holdings plc	6.500%	4/15/40	2,275	2,340
ArcelorMittal	9.250%	2/15/15	10,970	12,177
ArcelorMittal	4.000%	8/5/15	3,400	3,399
ArcelorMittal	4.000%	3/1/16	4,500	4,450

ArcelorMittal	6.125%	6/1/18	14,425	14,342
ArcelorMittal	10.100%	6/1/19	13,700	15,823
ArcelorMittal	5.500%	8/5/20	1,100	1,058
ArcelorMittal	5.750%	3/1/21	10,700	10,163
ArcelorMittal	7.250%	10/15/39	11,410	10,458
ArcelorMittal	7.000%	3/1/41	15,475	13,892
Barrick Gold Corp.	2.900%	5/30/16	3,200	3,361
Barrick Gold Corp.	6.950%	4/1/19	11,574	14,390
Barrick Gold Corp.	3.850%	4/1/22	1,900	2,000
Barrick Gold Corp.	5.250%	4/1/42	5,425	6,089
Barrick Gold Finance Co.	4.875%	11/15/14	2,700	2,906
Barrick Gold Financeco LLC	6.125%	9/15/13	13,200	13,892
Barrick North America Finance LLC	6.800%	9/15/18	5,325	6,608
Barrick North America Finance LLC	4.400%	5/30/21	6,050	6,598
Barrick North America Finance LLC	7.500%	9/15/38	5,150	7,032
Barrick North America Finance LLC	5.700%	5/30/41	5,800	6,651
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	2,675	3,113
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	6,865	7,366
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	16,475	16,637
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	11,721	13,344
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	11,350	11,602
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	25	29
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	17,750	22,700
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	1,625	1,726
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	9,100	9,420
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	14,525	15,393
Cabot Corp.	2.550%	1/15/18	475	487
Cabot Corp.	3.700%	7/15/22	625	639
Carpenter Technology Corp.	5.200%	7/15/21	11,175	11,800
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,675	3,969
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	1,225	1,472
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	5,300	5,589
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	2,625	2,751
CF Industries Inc.	6.875%	5/1/18	8,330	10,163
CF Industries Inc.	7.125%	5/1/20	7,275	9,130
Cliffs Natural Resources Inc.	5.900%	3/15/20	3,275	3,433
Cliffs Natural Resources Inc.	4.875%	4/1/21	15,435	15,111
Cliffs Natural Resources Inc.	6.250%	10/1/40	9,225	9,036
Cytec Industries Inc.	8.950%	7/1/17	1,575	1,955
Domtar Corp.	6.250%	9/1/42	850	875
Dow Chemical Co.	7.600%	5/15/14	12,500	13,804
Dow Chemical Co.	5.900%	2/15/15	34,786	38,749
Dow Chemical Co.	2.500%	2/15/16	625	653
Dow Chemical Co.	5.700%	5/15/18	500	603
Dow Chemical Co.	4.250%	11/15/20	4,892	5,387
Dow Chemical Co.	4.125%	11/15/21	13,800	15,026
Dow Chemical Co.	7.375%	11/1/29	1,850	2,453
Dow Chemical Co.	9.400%	5/15/39	12,279	20,132
Dow Chemical Co.	5.250%	11/15/41	10,225	11,628
Eastman Chemical Co.	3.000%	12/15/15	675	711
Eastman Chemical Co.	2.400%	6/1/17	4,000	4,170
Eastman Chemical Co.	5.500%	11/15/19	4,675	5,486
Eastman Chemical Co.	4.500%	1/15/21	775	869
Eastman Chemical Co.	3.600%	8/15/22	18,255	19,177
Eastman Chemical Co.	4.800%	9/1/42	5,475	5,914
Ecolab Inc.	2.375%	12/8/14	2,375	2,466
Ecolab Inc.	1.000%	8/9/15	1,900	1,912

Ecolab Inc.	3.000%	12/8/16	8,475	9,133
Ecolab Inc.	4.350%	12/8/21	7,000	7,949
Ecolab Inc.	5.500%	12/8/41	9,950	12,429
EI du Pont de Nemours & Co.	5.000%	7/15/13	7,075	7,338
EI du Pont de Nemours & Co.	1.750%	3/25/14	5,000	5,108
EI du Pont de Nemours & Co.	1.950%	1/15/16	2,800	2,905
EI du Pont de Nemours & Co.	2.750%	4/1/16	5,200	5,557
EI du Pont de Nemours & Co.	5.250%	12/15/16	7,586	8,890
EI du Pont de Nemours & Co.	6.000%	7/15/18	7,725	9,709
EI du Pont de Nemours & Co.	4.625%	1/15/20	5,002	5,894
EI du Pont de Nemours & Co.	3.625%	1/15/21	7,435	8,333
EI du Pont de Nemours & Co.	4.250%	4/1/21	2,950	3,440
EI du Pont de Nemours & Co.	6.500%	1/15/28	1,700	2,285
EI du Pont de Nemours & Co.	4.900%	1/15/41	8,275	10,159
FMC Corp.	3.950%	2/1/22	2,600	2,773
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	5,525	5,574
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	1,300	1,319
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	2,650	2,660
Georgia-Pacific LLC	7.375%	12/1/25	775	1,028
Georgia-Pacific LLC	8.875%	5/15/31	2,375	3,523
ICI Wilmington Inc.	5.625%	12/1/13	700	732
International Paper Co.	5.300%	4/1/15	4,600	5,020
International Paper Co.	7.950%	6/15/18	5,875	7,575
International Paper Co.	9.375%	5/15/19	22,188	30,087
International Paper Co.	7.500%	8/15/21	28,325	37,089
International Paper Co.	8.700%	6/15/38	1,200	1,723
International Paper Co.	7.300%	11/15/39	625	830
Kinross Gold Corp.	5.125%	9/1/21	3,100	3,212
Kinross Gold Corp.	6.875%	9/1/41	2,150	2,220
Lubrizol Corp.	5.500%	10/1/14	10,125	11,117
Lubrizol Corp.	8.875%	2/1/19	850	1,197
Lubrizol Corp.	6.500%	10/1/34	5,285	7,381
Monsanto Co.	2.750%	4/15/16	1,750	1,868
Monsanto Co.	5.125%	4/15/18	3,100	3,712
Monsanto Co.	2.200%	7/15/22	4,225	4,213
Monsanto Co.	5.875%	4/15/38	1,750	2,337
Monsanto Co.	3.600%	7/15/42	4,150	4,128
Mosaic Co.	3.750%	11/15/21	1,750	1,882
Mosaic Co.	4.875%	11/15/41	1,250	1,391
Newmont Mining Corp.	5.125%	10/1/19	1,550	1,770
Newmont Mining Corp.	3.500%	3/15/22	5,250	5,316
Newmont Mining Corp.	5.875%	4/1/35	2,600	2,928
Newmont Mining Corp.	6.250%	10/1/39	18,752	22,177
Newmont Mining Corp.	4.875%	3/15/42	1,400	1,435
Nucor Corp.	5.750%	12/1/17	1,100	1,338
Nucor Corp.	5.850%	6/1/18	5,200	6,383
Nucor Corp.	4.125%	9/15/22	325	366
Nucor Corp.	6.400%	12/1/37	1,185	1,645
Packaging Corp. of America	3.900%	6/15/22	4,500	4,668
Placer Dome Inc.	6.450%	10/15/35	2,175	2,578
Plum Creek Timberlands LP	5.875%	11/15/15	3,550	3,917
Plum Creek Timberlands LP	4.700%	3/15/21	3,380	3,656
Potash Corp. of Saskatchewan Inc.	5.250%	5/15/14	775	833
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	5,350	5,800
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	4,345	4,755
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	150	192
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	6,485	7,636

Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	1,250	1,614
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	3,650	4,664
PPG Industries Inc.	1.900%	1/15/16	6,825	7,076
PPG Industries Inc.	6.650%	3/15/18	2,715	3,341
PPG Industries Inc.	3.600%	11/15/20	750	808
PPG Industries Inc.	7.700%	3/15/38	5,800	8,632
PPG Industries Inc.	5.500%	11/15/40	875	1,050
Praxair Inc.	4.375%	3/31/14	2,775	2,934
Praxair Inc.	5.250%	11/15/14	6,850	7,515
Praxair Inc.	4.625%	3/30/15	325	358
Praxair Inc.	3.250%	9/15/15	800	862
Praxair Inc.	5.200%	3/15/17	1,100	1,290
Praxair Inc.	4.500%	8/15/19	2,525	2,954
Praxair Inc.	3.000%	9/1/21	3,550	3,763
Praxair Inc.	2.450%	2/15/22	19,000	19,201
Praxair Inc.	2.200%	8/15/22	2,350	2,312
Rayonier Inc.	3.750%	4/1/22	1,750	1,812
Reliance Steel & Aluminum Co.	6.200%	11/15/16	250	280
Reliance Steel & Aluminum Co.	6.850%	11/15/36	1,750	1,927
Rio Tinto Alcan Inc.	5.200%	1/15/14	675	713
Rio Tinto Alcan Inc.	5.000%	6/1/15	1,775	1,963
Rio Tinto Alcan Inc.	6.125%	12/15/33	13,425	17,394
Rio Tinto Alcan Inc.	5.750%	6/1/35	10,000	12,615
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	22,727	25,604
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	12,475	12,838
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	1,050	1,099
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	2,000	2,077
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	8,810	10,962
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	9,286	12,700
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	9,708	10,201
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	4,125	4,520
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	3,975	4,236
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	5,650	7,654
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	11,342	13,060
Rio Tinto Finance USA plc	2.000%	3/22/17	7,400	7,558
Rio Tinto Finance USA plc	1.625%	8/21/17	6,250	6,267
Rio Tinto Finance USA plc	3.500%	3/22/22	3,625	3,803
Rio Tinto Finance USA plc	2.875%	8/21/22	8,200	8,159
Rio Tinto Finance USA plc	4.750%	3/22/42	5,250	5,662
Rio Tinto Finance USA plc	4.125%	8/21/42	3,524	3,474
Rohm & Haas Co.	6.000%	9/15/17	9,975	11,927
Rohm & Haas Co.	7.850%	7/15/29	2,650	3,552
RPM International Inc.	6.125%	10/15/19	925	1,074
Sherwin-Williams Co.	3.125%	12/15/14	3,225	3,400
Sigma-Aldrich Corp.	3.375%	11/1/20	1,585	1,722
Southern Copper Corp.	5.375%	4/16/20	1,800	2,021
Southern Copper Corp.	7.500%	7/27/35	16,075	19,965
Southern Copper Corp.	6.750%	4/16/40	1,950	2,258
Syngenta Finance NV	3.125%	3/28/22	4,000	4,216
Syngenta Finance NV	4.375%	3/28/42	2,675	2,957
Teck Resources Ltd.	3.150%	1/15/17	1,550	1,606
Teck Resources Ltd.	3.850%	8/15/17	4,100	4,419
Teck Resources Ltd.	2.500%	2/1/18	2,675	2,692
Teck Resources Ltd.	10.750%	5/15/19	4,750	5,765
Teck Resources Ltd.	4.500%	1/15/21	4,250	4,489
Teck Resources Ltd.	4.750%	1/15/22	2,325	2,526
Teck Resources Ltd.	3.750%	2/1/23	1,750	1,732

Teck Resources Ltd.	6.125%	10/1/35	4,262	4,569
Teck Resources Ltd.	6.000%	8/15/40	3,400	3,587
Teck Resources Ltd.	6.250%	7/15/41	4,450	4,796
Teck Resources Ltd.	5.200%	3/1/42	5,575	5,335
Teck Resources Ltd.	5.400%	2/1/43	2,000	1,951
Vale Canada Ltd.	5.700%	10/15/15	3,550	3,933
Vale Canada Ltd.	7.200%	9/15/32	1,175	1,424
Vale Overseas Ltd.	6.250%	1/11/16	1,050	1,183
Vale Overseas Ltd.	6.250%	1/23/17	6,250	7,233
Vale Overseas Ltd.	5.625%	9/15/19	29,550	33,232
Vale Overseas Ltd.	4.625%	9/15/20	7,700	8,196
Vale Overseas Ltd.	4.375%	1/11/22	8,250	8,630
Vale Overseas Ltd.	8.250%	1/17/34	2,500	3,226
Vale Overseas Ltd.	6.875%	11/21/36	15,904	18,461
Vale Overseas Ltd.	6.875%	11/10/39	20,370	23,821
Valspar Corp.	7.250%	6/15/19	675	832
Valspar Corp.	4.200%	1/15/22	825	899
Westlake Chemical Corp.	3.600%	7/15/22	775	780
Westvaco Corp.	7.950%	2/15/31	5,083	6,645
Xstrata Canada Corp.	5.375%	6/1/15	350	380
Xstrata Canada Corp.	6.000%	10/15/15	1,125	1,252
Xstrata Canada Corp.	5.500%	6/15/17	4,675	5,226

Capital Goods (1.1%)
3M Co.	6.375%	2/15/28	3,650	4,952
3M Co.	5.700%	3/15/37	6,000	8,219
ABB Finance USA Inc.	1.625%	5/8/17	2,500	2,536
ABB Finance USA Inc.	2.875%	5/8/22	2,000	2,063
ABB Finance USA Inc.	4.375%	5/8/42	1,678	1,855
Acuity Brands Lighting Inc.	6.000%	12/15/19	2,975	3,452
6 ADT Corp.	2.250%	7/15/17	1,150	1,173
6 ADT Corp.	3.500%	7/15/22	2,500	2,577
6 ADT Corp.	4.875%	7/15/42	2,400	2,593
Bemis Co. Inc.	5.650%	8/1/14	2,625	2,836
Black & Decker Corp.	5.750%	11/15/16	2,325	2,710
Boeing Capital Corp.	3.250%	10/27/14	700	739
Boeing Capital Corp.	2.900%	8/15/18	150	164
Boeing Co.	3.500%	2/15/15	26,450	28,402
Boeing Co.	6.000%	3/15/19	25	31
Boeing Co.	4.875%	2/15/20	6,600	8,008
Boeing Co.	8.750%	8/15/21	800	1,188
Boeing Co.	7.950%	8/15/24	1,148	1,722
Boeing Co.	7.250%	6/15/25	675	949
Boeing Co.	8.750%	9/15/31	850	1,374
Boeing Co.	6.125%	2/15/33	500	672
Boeing Co.	6.625%	2/15/38	2,180	3,271
Boeing Co.	6.875%	3/15/39	1,610	2,498
Boeing Co.	5.875%	2/15/40	3,950	5,498
Caterpillar Financial Services Corp.	6.125%	2/17/14	12,175	13,117
Caterpillar Financial Services Corp.	1.650%	4/1/14	425	432
Caterpillar Financial Services Corp.	1.375%	5/20/14	6,740	6,842
Caterpillar Financial Services Corp.	1.125%	12/15/14	6,475	6,554
Caterpillar Financial Services Corp.	4.750%	2/17/15	4,550	4,982
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,625	2,892
Caterpillar Financial Services Corp.	2.050%	8/1/16	30,175	31,471
Caterpillar Financial Services Corp.	7.150%	2/15/19	38,800	51,141
Caterpillar Inc.	1.375%	5/27/14	7,050	7,153

Caterpillar Inc.	0.950%	6/26/15	575	580
Caterpillar Inc.	3.900%	5/27/21	11,728	13,297
Caterpillar Inc.	6.050%	8/15/36	8,617	11,710
6 Caterpillar Inc.	3.803%	8/15/42	19,989	20,254
Cooper US Inc.	5.450%	4/1/15	1,925	2,118
Cooper US Inc.	2.375%	1/15/16	3,025	3,124
Cooper US Inc.	3.875%	12/15/20	1,250	1,367
CRH America Inc.	5.300%	10/15/13	875	912
CRH America Inc.	4.125%	1/15/16	6,425	6,679
CRH America Inc.	6.000%	9/30/16	16,986	18,920
CRH America Inc.	8.125%	7/15/18	9,400	11,381
CRH America Inc.	5.750%	1/15/21	6,800	7,559
Danaher Corp.	1.300%	6/23/14	2,500	2,539
Danaher Corp.	2.300%	6/23/16	1,750	1,842
Danaher Corp.	5.625%	1/15/18	2,375	2,851
Danaher Corp.	5.400%	3/1/19	1,700	2,065
Danaher Corp.	3.900%	6/23/21	1,750	1,983
Deere & Co.	6.950%	4/25/14	6,195	6,828
Deere & Co.	4.375%	10/16/19	4,925	5,723
Deere & Co.	2.600%	6/8/22	3,935	4,039
Deere & Co.	5.375%	10/16/29	8,925	11,447
Deere & Co.	8.100%	5/15/30	3,405	5,268
Deere & Co.	7.125%	3/3/31	925	1,330
Deere & Co.	3.900%	6/9/42	8,915	9,236
Dover Corp.	5.450%	3/15/18	6,650	8,002
Dover Corp.	4.300%	3/1/21	550	636
Dover Corp.	5.375%	10/15/35	550	688
Dover Corp.	6.600%	3/15/38	3,115	4,564
Dover Corp.	5.375%	3/1/41	1,350	1,769
Eaton Corp.	5.600%	5/15/18	11,050	13,195
Embraer Overseas Ltd.	6.375%	1/24/17	7,473	8,426
Embraer Overseas Ltd.	6.375%	1/15/20	4,550	5,203
Embraer SA	5.150%	6/15/22	6,750	7,229
Emerson Electric Co.	5.250%	10/15/18	6,625	8,059
Emerson Electric Co.	4.875%	10/15/19	4,575	5,506
Emerson Electric Co.	4.250%	11/15/20	425	496
Emerson Electric Co.	6.000%	8/15/32	940	1,249
Emerson Electric Co.	6.125%	4/15/39	1,575	2,191
Emerson Electric Co.	5.250%	11/15/39	394	498
Flowserve Corp.	3.500%	9/15/22	2,025	2,046
General Dynamics Corp.	5.250%	2/1/14	13,025	13,846
General Dynamics Corp.	1.375%	1/15/15	2,100	2,141
General Dynamics Corp.	3.875%	7/15/21	7,750	8,753
General Electric Co.	5.250%	12/6/17	33,712	39,899
Goodrich Corp.	6.125%	3/1/19	1,695	2,125
Goodrich Corp.	4.875%	3/1/20	22,925	27,177
Goodrich Corp.	3.600%	2/1/21	275	303
Goodrich Corp.	6.800%	7/1/36	80	111
Harsco Corp.	2.700%	10/15/15	4,675	4,706
Harsco Corp.	5.750%	5/15/18	16,463	18,102
Honeywell International Inc.	3.875%	2/15/14	1,125	1,178
Honeywell International Inc.	5.400%	3/15/16	1,650	1,893
Honeywell International Inc.	5.300%	3/15/17	5,100	6,009
Honeywell International Inc.	5.300%	3/1/18	650	789
Honeywell International Inc.	5.000%	2/15/19	3,025	3,608
Honeywell International Inc.	4.250%	3/1/21	15,620	18,376
Honeywell International Inc.	5.700%	3/15/36	2,425	3,200

Honeywell International Inc.	5.700%	3/15/37	4,875	6,503
Honeywell International Inc.	5.375%	3/1/41	3,475	4,553
Illinois Tool Works Inc.	5.150%	4/1/14	4,325	4,626
Illinois Tool Works Inc.	6.250%	4/1/19	13,475	17,028
Illinois Tool Works Inc.	3.900%	9/1/42	12,800	12,939
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	13,475	15,195
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	5,825	7,191
John Deere Capital Corp.	4.900%	9/9/13	8,275	8,628
John Deere Capital Corp.	1.250%	12/2/14	3,000	3,046
John Deere Capital Corp.	2.950%	3/9/15	7,575	7,994
John Deere Capital Corp.	0.950%	6/29/15	1,275	1,286
John Deere Capital Corp.	0.700%	9/4/15	2,050	2,052
John Deere Capital Corp.	2.250%	6/7/16	300	314
John Deere Capital Corp.	1.850%	9/15/16	9,000	9,265
John Deere Capital Corp.	2.000%	1/13/17	8,450	8,786
John Deere Capital Corp.	5.500%	4/13/17	3,350	3,974
John Deere Capital Corp.	2.800%	9/18/17	7,400	8,041
John Deere Capital Corp.	1.200%	10/10/17	2,650	2,662
John Deere Capital Corp.	5.750%	9/10/18	3,950	4,878
John Deere Capital Corp.	2.250%	4/17/19	3,000	3,118
John Deere Capital Corp.	3.900%	7/12/21	3,950	4,458
John Deere Capital Corp.	3.150%	10/15/21	4,040	4,290
John Deere Capital Corp.	2.750%	3/15/22	750	772
John Deere Capital Corp.	2.800%	1/27/23	2,225	2,297
Joy Global Inc.	6.000%	11/15/16	1,850	2,131
Kennametal Inc.	3.875%	2/15/22	1,900	1,995
L-3 Communications Corp.	5.200%	10/15/19	4,650	5,243
L-3 Communications Corp.	4.750%	7/15/20	8,400	9,301
L-3 Communications Corp.	4.950%	2/15/21	12,725	14,167
Legrand France SA	8.500%	2/15/25	425	543
Lockheed Martin Corp.	7.650%	5/1/16	4,800	5,846
Lockheed Martin Corp.	4.250%	11/15/19	7,850	8,908
Lockheed Martin Corp.	3.350%	9/15/21	9,250	9,707
Lockheed Martin Corp.	6.150%	9/1/36	17,950	23,203
Lockheed Martin Corp.	5.500%	11/15/39	1,850	2,241
Lockheed Martin Corp.	5.720%	6/1/40	4,432	5,437
Lockheed Martin Corp.	4.850%	9/15/41	1,000	1,134
Martin Marietta Materials Inc.	6.600%	4/15/18	5,450	6,120
Northrop Grumman Corp.	1.850%	11/15/15	2,500	2,577
Northrop Grumman Corp.	5.050%	8/1/19	3,285	3,856
Northrop Grumman Corp.	3.500%	3/15/21	10,953	11,668
Northrop Grumman Corp.	5.050%	11/15/40	7,175	8,295
Northrop Grumman Systems Corp.	7.750%	2/15/31	381	562
Owens Corning	6.500%	12/1/16	28,080	31,609
Owens Corning	7.000%	12/1/36	725	795
Parker Hannifin Corp.	5.500%	5/15/18	950	1,143
Parker Hannifin Corp.	3.500%	9/15/22	500	541
Parker Hannifin Corp.	6.250%	5/15/38	4,735	6,674
Raytheon Co.	1.400%	12/15/14	2,500	2,546
Raytheon Co.	1.625%	10/15/15	750	771
Raytheon Co.	6.400%	12/15/18	400	511
Raytheon Co.	4.400%	2/15/20	2,500	2,888
Raytheon Co.	3.125%	10/15/20	3,440	3,698
Raytheon Co.	7.200%	8/15/27	4,695	6,605
Raytheon Co.	4.875%	10/15/40	1,700	2,014
Raytheon Co.	4.700%	12/15/41	12,375	14,380
Republic Services Inc.	3.800%	5/15/18	5,100	5,673

Republic Services Inc.	5.500%	9/15/19	17,050	20,135
Republic Services Inc.	5.000%	3/1/20	3,775	4,373
Republic Services Inc.	5.250%	11/15/21	10,010	11,844
Republic Services Inc.	6.086%	3/15/35	2,375	2,851
Republic Services Inc.	6.200%	3/1/40	4,505	5,622
Republic Services Inc.	5.700%	5/15/41	4,450	5,322
Rockwell Automation Inc.	5.650%	12/1/17	1,150	1,364
Rockwell Automation Inc.	6.700%	1/15/28	1,025	1,352
Rockwell Automation Inc.	6.250%	12/1/37	3,975	5,379
Rockwell Collins Inc.	5.250%	7/15/19	850	1,014
Rockwell Collins Inc.	3.100%	11/15/21	1,550	1,638
Roper Industries Inc.	6.250%	9/1/19	3,725	4,513
Sonoco Products Co.	4.375%	11/1/21	745	800
Sonoco Products Co.	5.750%	11/1/40	5,050	5,891
Stanley Black & Decker Inc.	3.400%	12/1/21	5,600	5,836
Stanley Black & Decker Inc.	5.200%	9/1/40	2,000	2,298
Textron Inc.	5.600%	12/1/17	975	1,085
Textron Inc.	7.250%	10/1/19	4,140	4,958
Tyco International Finance SA	8.500%	1/15/19	2,301	3,070
Tyco International Ltd. / Tyco International
Finance SA	7.000%	12/15/19	1,975	2,522
Tyco International Ltd. / Tyco International
Finance SA	6.875%	1/15/21	16,060	21,211
United Technologies Corp.	4.875%	5/1/15	1,050	1,166
United Technologies Corp.	1.200%	6/1/15	5,875	5,986
United Technologies Corp.	1.800%	6/1/17	4,000	4,150
United Technologies Corp.	5.375%	12/15/17	12,175	14,794
United Technologies Corp.	6.125%	2/1/19	1,783	2,235
United Technologies Corp.	4.500%	4/15/20	23,803	27,975
United Technologies Corp.	3.100%	6/1/22	17,005	18,081
United Technologies Corp.	6.700%	8/1/28	1,367	1,869
United Technologies Corp.	7.500%	9/15/29	2,325	3,408
United Technologies Corp.	5.400%	5/1/35	7,575	9,298
United Technologies Corp.	6.050%	6/1/36	7,102	9,569
United Technologies Corp.	6.125%	7/15/38	3,308	4,459
United Technologies Corp.	5.700%	4/15/40	11,232	14,606
United Technologies Corp.	4.500%	6/1/42	28,785	32,137
Waste Management Inc.	5.000%	3/15/14	1,925	2,040
Waste Management Inc.	6.375%	3/11/15	3,400	3,831
Waste Management Inc.	2.600%	9/1/16	3,150	3,310
Waste Management Inc.	6.100%	3/15/18	700	843
Waste Management Inc.	7.375%	3/11/19	15,132	19,459
Waste Management Inc.	4.750%	6/30/20	3,675	4,211
Waste Management Inc.	4.600%	3/1/21	7,120	8,112
Waste Management Inc.	7.100%	8/1/26	875	1,186
Waste Management Inc.	7.000%	7/15/28	80	108
Waste Management Inc.	7.750%	5/15/32	2,250	3,211
Waste Management Inc.	6.125%	11/30/39	7,275	9,254

Communication (2.3%)
Alltel Corp.	7.000%	3/15/16	3,500	4,198
Alltel Corp.	7.875%	7/1/32	4,725	7,481
America Movil SAB de CV	5.500%	3/1/14	3,230	3,438
America Movil SAB de CV	5.750%	1/15/15	30,242	33,493
America Movil SAB de CV	5.625%	11/15/17	6,590	7,843
America Movil SAB de CV	5.000%	10/16/19	2,500	2,910
America Movil SAB de CV	5.000%	3/30/20	1,000	1,174

America Movil SAB de CV	3.125%	7/16/22	5,150	5,294
America Movil SAB de CV	6.375%	3/1/35	17,400	22,705
America Movil SAB de CV	6.125%	11/15/37	4,300	5,470
America Movil SAB de CV	6.125%	3/30/40	11,900	15,464
America Movil SAB de CV	4.375%	7/16/42	10,425	10,713
American Tower Corp.	4.625%	4/1/15	6,075	6,530
American Tower Corp.	4.500%	1/15/18	18,815	20,827
American Tower Corp.	5.050%	9/1/20	1,000	1,115
AT&T Corp.	6.500%	3/15/29	2,310	2,865
AT&T Corp.	8.000%	11/15/31	15,300	23,645
AT&T Inc.	5.100%	9/15/14	12,710	13,829
AT&T Inc.	2.500%	8/15/15	4,150	4,370
AT&T Inc.	2.950%	5/15/16	2,100	2,259
AT&T Inc.	5.625%	6/15/16	33,520	39,276
AT&T Inc.	1.700%	6/1/17	28,225	29,024
AT&T Inc.	5.500%	2/1/18	3,981	4,808
AT&T Inc.	5.600%	5/15/18	8,975	11,012
AT&T Inc.	5.800%	2/15/19	46,670	58,030
AT&T Inc.	3.875%	8/15/21	17,500	19,799
AT&T Inc.	3.000%	2/15/22	15,200	16,048
AT&T Inc.	6.450%	6/15/34	5,625	7,349
AT&T Inc.	6.150%	9/15/34	125	159
AT&T Inc.	6.800%	5/15/36	1,137	1,554
AT&T Inc.	6.500%	9/1/37	26,975	35,899
AT&T Inc.	6.300%	1/15/38	19,702	25,890
AT&T Inc.	6.400%	5/15/38	7,895	10,530
AT&T Inc.	6.550%	2/15/39	28,420	38,568
AT&T Inc.	5.350%	9/1/40	18,202	21,933
AT&T Inc.	5.550%	8/15/41	6,950	8,661
AT&T Mobility LLC	7.125%	12/15/31	10,015	13,933
Bellsouth Capital Funding Corp.	7.875%	2/15/30	10,400	14,065
Bellsouth Capital Funding Corp.	7.120%	7/15/97	550	698
BellSouth Corp.	5.200%	9/15/14	1,650	1,791
BellSouth Corp.	5.200%	12/15/16	6,875	7,978
BellSouth Corp.	6.875%	10/15/31	10,425	13,061
BellSouth Corp.	6.550%	6/15/34	7,511	9,099
BellSouth Corp.	6.000%	11/15/34	4,586	5,284
BellSouth Telecommunications Inc.	6.375%	6/1/28	8,800	10,520
British Telecommunications plc	2.000%	6/22/15	3,600	3,696
British Telecommunications plc	5.950%	1/15/18	11,850	14,182
British Telecommunications plc	9.625%	12/15/30	16,747	27,307
CBS Corp.	1.950%	7/1/17	1,725	1,768
CBS Corp.	4.625%	5/15/18	400	457
CBS Corp.	8.875%	5/15/19	4,575	6,150
CBS Corp.	5.750%	4/15/20	10,025	12,109
CBS Corp.	4.300%	2/15/21	3,775	4,205
CBS Corp.	3.375%	3/1/22	2,475	2,581
CBS Corp.	7.875%	7/30/30	2,371	3,241
CBS Corp.	5.500%	5/15/33	650	717
CBS Corp.	5.900%	10/15/40	800	947
CBS Corp.	4.850%	7/1/42	3,425	3,627
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	21,575	23,188
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	32,067	34,126
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	17,600	24,717

CenturyLink Inc.	5.000%	2/15/15	500	530
CenturyLink Inc.	6.000%	4/1/17	325	364
CenturyLink Inc.	5.150%	6/15/17	1,500	1,640
CenturyLink Inc.	6.150%	9/15/19	2,550	2,853
CenturyLink Inc.	6.450%	6/15/21	5,200	5,866
CenturyLink Inc.	5.800%	3/15/22	15,979	17,392
CenturyLink Inc.	6.875%	1/15/28	800	856
CenturyLink Inc.	7.600%	9/15/39	8,975	9,500
CenturyLink Inc.	7.650%	3/15/42	600	644
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	7,656	11,442
Comcast Cable Communications LLC	8.875%	5/1/17	2,475	3,247
Comcast Corp.	5.300%	1/15/14	4,180	4,428
Comcast Corp.	6.500%	1/15/15	3,295	3,719
Comcast Corp.	5.900%	3/15/16	10,630	12,374
Comcast Corp.	6.500%	1/15/17	515	626
Comcast Corp.	6.300%	11/15/17	38,355	47,377
Comcast Corp.	5.875%	2/15/18	17,275	21,013
Comcast Corp.	5.700%	5/15/18	4,600	5,594
Comcast Corp.	5.700%	7/1/19	4,850	5,945
Comcast Corp.	5.150%	3/1/20	3,050	3,627
Comcast Corp.	3.125%	7/15/22	1,100	1,141
Comcast Corp.	7.050%	3/15/33	3,000	3,949
Comcast Corp.	5.650%	6/15/35	3,125	3,703
Comcast Corp.	6.500%	11/15/35	15,550	20,073
Comcast Corp.	6.450%	3/15/37	7,718	9,992
Comcast Corp.	6.950%	8/15/37	12,650	17,215
Comcast Corp.	6.400%	5/15/38	14,656	19,028
Comcast Corp.	4.650%	7/15/42	5,425	5,800
COX Communications Inc.	5.450%	12/15/14	10,210	11,238
COX Communications Inc.	5.500%	10/1/15	625	711
6 COX Communications Inc.	8.375%	3/1/39	4,100	6,274
Deutsche Telekom International Finance BV	4.875%	7/8/14	5,025	5,361
Deutsche Telekom International Finance BV	5.750%	3/23/16	7,965	9,104
Deutsche Telekom International Finance BV	6.750%	8/20/18	325	410
Deutsche Telekom International Finance BV	6.000%	7/8/19	7,175	8,525
Deutsche Telekom International Finance BV	8.750%	6/15/30	22,959	34,560
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	3,875	4,164
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	8,200	8,677
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	5,000	5,273
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	7,250	7,734
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	7,225	7,417
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	29,500	34,706
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	9,185	10,470
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	250	273
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	3,200	3,598
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	19,475	20,078

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	4,975	5,856
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	3,425	3,859
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	5,044	5,936
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	16,000	16,421
Discovery Communications LLC	5.050%	6/1/20	8,500	9,955
Discovery Communications LLC	4.375%	6/15/21	1,250	1,403
Discovery Communications LLC	3.300%	5/15/22	5,400	5,625
Discovery Communications LLC	6.350%	6/1/40	250	315
Discovery Communications LLC	4.950%	5/15/42	8,000	8,726
Embarq Corp.	7.082%	6/1/16	9,131	10,777
Embarq Corp.	7.995%	6/1/36	8,990	10,165
France Telecom SA	4.375%	7/8/14	8,900	9,402
France Telecom SA	2.125%	9/16/15	1,500	1,546
France Telecom SA	2.750%	9/14/16	7,025	7,331
France Telecom SA	4.125%	9/14/21	10,025	11,084
France Telecom SA	8.500%	3/1/31	17,300	26,017
France Telecom SA	5.375%	1/13/42	17,650	20,765
Grupo Televisa SAB	6.625%	3/18/25	3,350	4,359
Grupo Televisa SAB	8.500%	3/11/32	550	802
Grupo Televisa SAB	6.625%	1/15/40	5,900	7,761
GTE Corp.	8.750%	11/1/21	2,935	4,197
GTE Corp.	6.940%	4/15/28	13,105	17,156
Koninklijke KPN NV	8.375%	10/1/30	3,505	4,666
McGraw-Hill Cos. Inc.	5.900%	11/15/17	5,050	5,942
McGraw-Hill Cos. Inc.	6.550%	11/15/37	6,450	7,819
NBCUniversal Media LLC	2.100%	4/1/14	3,500	3,573
NBCUniversal Media LLC	3.650%	4/30/15	3,875	4,160
NBCUniversal Media LLC	2.875%	4/1/16	8,375	8,905
NBCUniversal Media LLC	5.150%	4/30/20	6,950	8,243
NBCUniversal Media LLC	4.375%	4/1/21	8,110	9,179
NBCUniversal Media LLC	2.875%	1/15/23	7,775	7,761
NBCUniversal Media LLC	6.400%	4/30/40	17,950	22,840
NBCUniversal Media LLC	5.950%	4/1/41	7,600	9,418
NBCUniversal Media LLC	4.450%	1/15/43	10,375	10,340
New Cingular Wireless Services Inc.	8.750%	3/1/31	195	315
News America Inc.	5.300%	12/15/14	4,050	4,457
News America Inc.	8.000%	10/17/16	3,840	4,843
News America Inc.	7.250%	5/18/18	150	190
News America Inc.	6.900%	3/1/19	2,500	3,132
News America Inc.	4.500%	2/15/21	9,300	10,491
News America Inc.	7.700%	10/30/25	1,175	1,588
News America Inc.	6.550%	3/15/33	13,065	15,418
News America Inc.	6.200%	12/15/34	14,541	17,506
News America Inc.	6.400%	12/15/35	24,235	29,941
News America Inc.	8.150%	10/17/36	2,175	3,009
News America Inc.	6.150%	3/1/37	1,328	1,604
News America Inc.	6.650%	11/15/37	2,390	3,036
News America Inc.	6.900%	8/15/39	7,250	9,430
News America Inc.	6.150%	2/15/41	8,175	10,158
News America Inc.	7.750%	12/1/45	1,460	1,999
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	1,575	1,597
Omnicom Group Inc.	5.900%	4/15/16	750	866
Omnicom Group Inc.	4.450%	8/15/20	13,800	15,352

Omnicom Group Inc.	3.625%	5/1/22	13,775	14,447
Pacific Bell Telephone Co.	7.125%	3/15/26	1,275	1,721
Qwest Corp.	7.500%	10/1/14	8,200	9,140
Qwest Corp.	6.500%	6/1/17	3,300	3,900
Qwest Corp.	6.750%	12/1/21	3,500	4,177
Qwest Corp.	7.250%	9/15/25	1,360	1,625
Qwest Corp.	6.875%	9/15/33	12,275	12,444
Qwest Corp.	7.125%	11/15/43	14,775	15,107
Reed Elsevier Capital Inc.	7.750%	1/15/14	3,825	4,146
Reed Elsevier Capital Inc.	8.625%	1/15/19	11,264	14,433
Rogers Communications Inc.	6.375%	3/1/14	13,425	14,502
Rogers Communications Inc.	5.500%	3/15/14	1,450	1,551
Rogers Communications Inc.	6.800%	8/15/18	16,940	21,360
Rogers Communications Inc.	7.500%	8/15/38	725	1,047
TCI Communications Inc.	8.750%	8/1/15	17,750	21,473
TCI Communications Inc.	7.875%	2/15/26	3,043	4,380
TCI Communications Inc.	7.125%	2/15/28	1,327	1,744
Telecom Italia Capital SA	5.250%	11/15/13	7,123	7,365
Telecom Italia Capital SA	6.175%	6/18/14	3,100	3,261
Telecom Italia Capital SA	4.950%	9/30/14	5,150	5,339
Telecom Italia Capital SA	5.250%	10/1/15	19,135	20,154
Telecom Italia Capital SA	6.999%	6/4/18	5,920	6,539
Telecom Italia Capital SA	7.175%	6/18/19	20,200	22,332
Telecom Italia Capital SA	6.375%	11/15/33	5,730	5,244
Telecom Italia Capital SA	6.000%	9/30/34	1,325	1,171
Telecom Italia Capital SA	7.200%	7/18/36	3,140	3,077
Telecom Italia Capital SA	7.721%	6/4/38	6,598	6,643
Telefonica Emisiones SAU	4.949%	1/15/15	17,325	17,712
Telefonica Emisiones SAU	3.729%	4/27/15	4,875	4,878
Telefonica Emisiones SAU	3.992%	2/16/16	10,125	10,057
Telefonica Emisiones SAU	6.421%	6/20/16	12,410	13,127
Telefonica Emisiones SAU	6.221%	7/3/17	266	280
Telefonica Emisiones SAU	5.877%	7/15/19	7,578	7,680
Telefonica Emisiones SAU	5.134%	4/27/20	10,035	9,820
Telefonica Emisiones SAU	5.462%	2/16/21	14,250	14,041
Telefonica Emisiones SAU	7.045%	6/20/36	10,374	10,181
Telefonica Europe BV	8.250%	9/15/30	4,550	4,856
Thomson Reuters Corp.	5.700%	10/1/14	8,400	9,191
Thomson Reuters Corp.	6.500%	7/15/18	625	793
Thomson Reuters Corp.	4.700%	10/15/19	1,825	2,110
Thomson Reuters Corp.	5.500%	8/15/35	5,025	5,834
Thomson Reuters Corp.	5.850%	4/15/40	8,475	10,427
Time Warner Cable Inc.	8.250%	2/14/14	1,225	1,349
Time Warner Cable Inc.	7.500%	4/1/14	18,875	20,725
Time Warner Cable Inc.	3.500%	2/1/15	3,625	3,853
Time Warner Cable Inc.	5.850%	5/1/17	28,690	34,155
Time Warner Cable Inc.	6.750%	7/1/18	20,030	25,186
Time Warner Cable Inc.	8.750%	2/14/19	7,045	9,604
Time Warner Cable Inc.	8.250%	4/1/19	8,920	11,956
Time Warner Cable Inc.	5.000%	2/1/20	17,525	20,322
Time Warner Cable Inc.	4.125%	2/15/21	1,000	1,102
Time Warner Cable Inc.	6.550%	5/1/37	11,361	14,272
Time Warner Cable Inc.	7.300%	7/1/38	95	129
Time Warner Cable Inc.	6.750%	6/15/39	13,600	17,718
Time Warner Cable Inc.	5.875%	11/15/40	24,347	28,662
Time Warner Cable Inc.	5.500%	9/1/41	2,850	3,234
Time Warner Entertainment Co. LP	8.375%	3/15/23	1,865	2,630

Time Warner Entertainment Co. LP	8.375%	7/15/33	8,050	11,659
United States Cellular Corp.	6.700%	12/15/33	4,500	4,704
Verizon Communications Inc.	1.250%	11/3/14	100	102
Verizon Communications Inc.	4.900%	9/15/15	425	478
Verizon Communications Inc.	5.550%	2/15/16	10,175	11,782
Verizon Communications Inc.	3.000%	4/1/16	11,975	12,913
Verizon Communications Inc.	5.500%	4/1/17	3,000	3,581
Verizon Communications Inc.	5.500%	2/15/18	33,261	40,469
Verizon Communications Inc.	6.100%	4/15/18	7,605	9,499
Verizon Communications Inc.	8.750%	11/1/18	2,675	3,736
Verizon Communications Inc.	6.350%	4/1/19	47,091	60,423
Verizon Communications Inc.	4.600%	4/1/21	13,600	16,159
Verizon Communications Inc.	3.500%	11/1/21	5,700	6,295
Verizon Communications Inc.	5.850%	9/15/35	10,750	13,626
Verizon Communications Inc.	6.250%	4/1/37	895	1,191
Verizon Communications Inc.	6.400%	2/15/38	2,180	2,950
Verizon Communications Inc.	6.900%	4/15/38	21,435	30,798
Verizon Communications Inc.	8.950%	3/1/39	6,830	11,897
Verizon Communications Inc.	6.000%	4/1/41	16,675	22,113
Verizon Communications Inc.	4.750%	11/1/41	5,425	6,266
Verizon Global Funding Corp.	7.750%	12/1/30	11,866	17,653
Verizon Maryland Inc.	5.125%	6/15/33	1,955	2,130
Verizon New England Inc.	7.875%	11/15/29	1,385	1,824
Verizon New York Inc.	7.375%	4/1/32	6,530	8,675
Vodafone Group plc	5.000%	12/16/13	8,150	8,590
Vodafone Group plc	4.150%	6/10/14	2,775	2,938
Vodafone Group plc	5.375%	1/30/15	4,175	4,619
Vodafone Group plc	3.375%	11/24/15	1,325	1,428
Vodafone Group plc	5.750%	3/15/16	18,750	21,655
Vodafone Group plc	5.625%	2/27/17	12,406	14,760
Vodafone Group plc	1.625%	3/20/17	24,325	24,863
Vodafone Group plc	1.250%	9/26/17	11,900	11,914
Vodafone Group plc	4.625%	7/15/18	200	231
Vodafone Group plc	5.450%	6/10/19	10,475	12,945
Vodafone Group plc	4.375%	3/16/21	500	584
Vodafone Group plc	2.500%	9/26/22	3,150	3,149
Vodafone Group plc	7.875%	2/15/30	1,650	2,459
Vodafone Group plc	6.250%	11/30/32	7,775	10,337
Vodafone Group plc	6.150%	2/27/37	3,700	4,982
Washington Post Co.	7.250%	2/1/19	2,975	3,523
WPP Finance 2010	4.750%	11/21/21	7,962	8,777
WPP Finance 2010	3.625%	9/7/22	3,675	3,703
WPP Finance UK	8.000%	9/15/14	7,225	8,077

Consumer Cyclical (1.6%)
AutoZone Inc.	6.500%	1/15/14	2,025	2,167
AutoZone Inc.	5.750%	1/15/15	8,375	9,256
AutoZone Inc.	7.125%	8/1/18	7,950	9,934
BorgWarner Inc.	4.625%	9/15/20	1,000	1,108
Costco Wholesale Corp.	5.500%	3/15/17	11,763	14,218
CVS Caremark Corp.	4.875%	9/15/14	1,375	1,482
CVS Caremark Corp.	3.250%	5/18/15	2,525	2,686
CVS Caremark Corp.	6.125%	8/15/16	1,675	1,989
CVS Caremark Corp.	5.750%	6/1/17	11,255	13,572
CVS Caremark Corp.	6.600%	3/15/19	17,080	21,832
CVS Caremark Corp.	4.750%	5/18/20	625	729
CVS Caremark Corp.	6.250%	6/1/27	26,949	35,634

CVS Caremark Corp.	6.125%	9/15/39	13,025	17,025
Daimler Finance North America LLC	6.500%	11/15/13	12,080	12,876
6 Daimler Finance North America LLC	2.625%	9/15/16	5,125	5,316
Daimler Finance North America LLC	8.500%	1/18/31	4,830	7,606
Darden Restaurants Inc.	6.200%	10/15/17	8,805	10,271
Darden Restaurants Inc.	6.800%	10/15/37	14,375	17,416
eBay Inc.	0.875%	10/15/13	3,050	3,067
eBay Inc.	1.625%	10/15/15	3,225	3,331
eBay Inc.	1.350%	7/15/17	7,950	8,040
eBay Inc.	3.250%	10/15/20	3,100	3,340
eBay Inc.	2.600%	7/15/22	8,675	8,740
eBay Inc.	4.000%	7/15/42	4,300	4,191
Expedia Inc.	5.950%	8/15/20	4,375	4,811
Family Dollar Stores Inc.	5.000%	2/1/21	2,550	2,743
Ford Holdings LLC	9.300%	3/1/30	4,525	6,006
Ford Motor Co.	6.625%	10/1/28	4,646	5,227
Ford Motor Co.	6.375%	2/1/29	6,044	6,558
Ford Motor Co.	7.450%	7/16/31	17,860	22,146
Ford Motor Co.	7.400%	11/1/46	4,975	5,982
Ford Motor Credit Co. LLC	7.000%	10/1/13	19,625	20,756
Ford Motor Credit Co. LLC	8.000%	6/1/14	7,675	8,474
Ford Motor Credit Co. LLC	8.700%	10/1/14	4,775	5,408
Ford Motor Credit Co. LLC	3.875%	1/15/15	19,600	20,436
Ford Motor Credit Co. LLC	7.000%	4/15/15	8,475	9,489
Ford Motor Credit Co. LLC	2.750%	5/15/15	14,250	14,508
Ford Motor Credit Co. LLC	12.000%	5/15/15	6,400	7,948
Ford Motor Credit Co. LLC	5.625%	9/15/15	12,900	14,134
Ford Motor Credit Co. LLC	4.207%	4/15/16	6,150	6,511
Ford Motor Credit Co. LLC	3.984%	6/15/16	3,650	3,828
Ford Motor Credit Co. LLC	8.000%	12/15/16	9,900	11,897
Ford Motor Credit Co. LLC	4.250%	2/3/17	5,450	5,774
Ford Motor Credit Co. LLC	3.000%	6/12/17	10,700	10,880
Ford Motor Credit Co. LLC	6.625%	8/15/17	13,973	16,205
Ford Motor Credit Co. LLC	5.000%	5/15/18	10,175	11,112
Ford Motor Credit Co. LLC	8.125%	1/15/20	8,950	11,240
Ford Motor Credit Co. LLC	5.750%	2/1/21	7,175	8,028
Ford Motor Credit Co. LLC	5.875%	8/2/21	12,750	14,449
Ford Motor Credit Co. LLC	4.250%	9/20/22	6,700	6,829
Gap Inc.	5.950%	4/12/21	3,725	4,163
Historic TW Inc.	9.150%	2/1/23	9,550	13,714
Historic TW Inc.	6.625%	5/15/29	7,800	9,715
Home Depot Inc.	5.250%	12/16/13	13,675	14,469
Home Depot Inc.	5.400%	3/1/16	4,968	5,753
Home Depot Inc.	3.950%	9/15/20	4,500	5,148
Home Depot Inc.	4.400%	4/1/21	33,025	38,896
Home Depot Inc.	5.875%	12/16/36	8,665	11,430
Home Depot Inc.	5.400%	9/15/40	1,900	2,394
Home Depot Inc.	5.950%	4/1/41	10,898	14,793
Hyatt Hotels Corp.	3.875%	8/15/16	1,475	1,566
Hyatt Hotels Corp.	5.375%	8/15/21	1,900	2,137
International Game Technology	7.500%	6/15/19	3,625	4,356
International Game Technology	5.500%	6/15/20	3,000	3,289
Johnson Controls Inc.	5.000%	3/30/20	21,962	25,090
Johnson Controls Inc.	6.000%	1/15/36	2,100	2,514
Johnson Controls Inc.	5.700%	3/1/41	1,300	1,558
Johnson Controls Inc.	5.250%	12/1/41	5,165	5,874
Kohl's Corp.	6.250%	12/15/17	2,300	2,812

Kohl's Corp.	4.000%	11/1/21	5,625	6,128
Kohl's Corp.	6.000%	1/15/33	725	836
Kohl's Corp.	6.875%	12/15/37	3,325	4,417
Lowe's Cos. Inc.	5.400%	10/15/16	15,550	18,083
Lowe's Cos. Inc.	1.625%	4/15/17	4,075	4,157
Lowe's Cos. Inc.	6.100%	9/15/17	3,350	4,081
Lowe's Cos. Inc.	3.800%	11/15/21	2,400	2,636
Lowe's Cos. Inc.	3.120%	4/15/22	3,525	3,657
Lowe's Cos. Inc.	6.875%	2/15/28	560	731
Lowe's Cos. Inc.	6.500%	3/15/29	3,676	4,669
Lowe's Cos. Inc.	5.800%	10/15/36	8,549	10,564
Lowe's Cos. Inc.	5.800%	4/15/40	900	1,110
Lowe's Cos. Inc.	5.125%	11/15/41	5,600	6,436
Lowe's Cos. Inc.	4.650%	4/15/42	5,150	5,615
Macy's Retail Holdings Inc.	7.875%	7/15/15	10,350	12,165
Macy's Retail Holdings Inc.	5.900%	12/1/16	10,900	12,729
Macy's Retail Holdings Inc.	7.450%	7/15/17	5,000	6,194
Macy's Retail Holdings Inc.	3.875%	1/15/22	1,200	1,293
Macy's Retail Holdings Inc.	6.900%	4/1/29	14,858	17,525
Macy's Retail Holdings Inc.	6.700%	7/15/34	250	296
Macy's Retail Holdings Inc.	6.375%	3/15/37	8,575	10,326
Macy's Retail Holdings Inc.	5.125%	1/15/42	8,785	9,584
Marriott International Inc.	6.200%	6/15/16	1,500	1,727
Marriott International Inc.	6.375%	6/15/17	1,750	2,081
Marriott International Inc.	3.000%	3/1/19	2,700	2,764
McDonald's Corp.	0.750%	5/29/15	2,750	2,774
McDonald's Corp.	5.300%	3/15/17	2,950	3,466
McDonald's Corp.	5.800%	10/15/17	5,550	6,819
McDonald's Corp.	5.350%	3/1/18	6,700	8,209
McDonald's Corp.	5.000%	2/1/19	3,150	3,777
McDonald's Corp.	1.875%	5/29/19	6,800	7,029
McDonald's Corp.	3.500%	7/15/20	100	113
McDonald's Corp.	6.300%	10/15/37	3,374	4,792
McDonald's Corp.	6.300%	3/1/38	8,550	12,140
McDonald's Corp.	5.700%	2/1/39	2,500	3,358
McDonald's Corp.	3.700%	2/15/42	9,300	9,572
Nordstrom Inc.	6.750%	6/1/14	1,675	1,845
Nordstrom Inc.	6.250%	1/15/18	10,950	13,361
Nordstrom Inc.	4.750%	5/1/20	3,875	4,507
Nordstrom Inc.	4.000%	10/15/21	12,516	14,097
Nordstrom Inc.	6.950%	3/15/28	1,075	1,429
Nordstrom Inc.	7.000%	1/15/38	1,980	2,875
NVR Inc.	3.950%	9/15/22	3,800	3,900
O'Reilly Automotive Inc.	4.875%	1/14/21	900	998
O'Reilly Automotive Inc.	3.800%	9/1/22	575	596
PACCAR Inc.	6.875%	2/15/14	3,575	3,878
6 QVC Inc.	5.125%	7/2/22	875	922
Staples Inc.	9.750%	1/15/14	19,300	21,302
Target Corp.	5.875%	7/15/16	9,350	11,078
Target Corp.	5.375%	5/1/17	8,975	10,716
Target Corp.	6.000%	1/15/18	5,650	7,036
Target Corp.	3.875%	7/15/20	4,400	5,032
Target Corp.	2.900%	1/15/22	8,565	9,078
Target Corp.	7.000%	7/15/31	3,700	5,175
Target Corp.	6.350%	11/1/32	7,600	10,088
Target Corp.	6.500%	10/15/37	8,795	12,342
Target Corp.	7.000%	1/15/38	13,185	19,361

Target Corp.	4.000%	7/1/42	9,350	9,532
Time Warner Cos. Inc.	7.570%	2/1/24	1,680	2,252
Time Warner Cos. Inc.	6.950%	1/15/28	80	106
Time Warner Inc.	3.150%	7/15/15	575	613
Time Warner Inc.	5.875%	11/15/16	18,475	21,937
Time Warner Inc.	4.875%	3/15/20	14,350	16,629
Time Warner Inc.	4.700%	1/15/21	3,320	3,812
Time Warner Inc.	4.750%	3/29/21	17,500	20,200
Time Warner Inc.	4.000%	1/15/22	2,400	2,656
Time Warner Inc.	7.625%	4/15/31	13,715	19,045
Time Warner Inc.	7.700%	5/1/32	10,331	14,453
Time Warner Inc.	6.500%	11/15/36	7,050	8,979
Time Warner Inc.	6.200%	3/15/40	4,850	6,063
Time Warner Inc.	6.100%	7/15/40	6,300	7,786
Time Warner Inc.	6.250%	3/29/41	11,175	13,985
Time Warner Inc.	5.375%	10/15/41	2,275	2,572
TJX Cos. Inc.	6.950%	4/15/19	17,510	22,443
Toyota Motor Credit Corp.	1.000%	2/17/15	4,825	4,868
Toyota Motor Credit Corp.	3.200%	6/17/15	15,250	16,268
Toyota Motor Credit Corp.	2.800%	1/11/16	2,000	2,121
Toyota Motor Credit Corp.	2.000%	9/15/16	7,400	7,690
Toyota Motor Credit Corp.	2.050%	1/12/17	17,200	17,862
Toyota Motor Credit Corp.	4.500%	6/17/20	1,400	1,613
Toyota Motor Credit Corp.	4.250%	1/11/21	5,075	5,794
Toyota Motor Credit Corp.	3.400%	9/15/21	5,600	6,056
Toyota Motor Credit Corp.	3.300%	1/12/22	18,600	20,027
VF Corp.	5.950%	11/1/17	2,700	3,235
VF Corp.	3.500%	9/1/21	8,000	8,580
VF Corp.	6.450%	11/1/37	2,375	3,231
Viacom Inc.	4.375%	9/15/14	6,275	6,714
Viacom Inc.	1.250%	2/27/15	2,900	2,929
Viacom Inc.	6.250%	4/30/16	3,500	4,120
Viacom Inc.	2.500%	12/15/16	2,900	3,056
Viacom Inc.	3.500%	4/1/17	12,025	13,140
Viacom Inc.	6.125%	10/5/17	5,925	7,129
Viacom Inc.	5.625%	9/15/19	14,660	17,624
Viacom Inc.	3.875%	12/15/21	1,050	1,144
Viacom Inc.	6.875%	4/30/36	11,560	15,302
Wal-Mart Stores Inc.	1.625%	4/15/14	1,175	1,197
Wal-Mart Stores Inc.	3.200%	5/15/14	20,700	21,663
Wal-Mart Stores Inc.	4.500%	7/1/15	2,450	2,719
Wal-Mart Stores Inc.	2.250%	7/8/15	3,850	4,030
Wal-Mart Stores Inc.	1.500%	10/25/15	21,960	22,589
Wal-Mart Stores Inc.	2.800%	4/15/16	300	322
Wal-Mart Stores Inc.	5.375%	4/5/17	1,650	1,976
Wal-Mart Stores Inc.	5.800%	2/15/18	17,050	21,239
Wal-Mart Stores Inc.	3.625%	7/8/20	36,275	40,789
Wal-Mart Stores Inc.	3.250%	10/25/20	26,525	29,349
Wal-Mart Stores Inc.	4.250%	4/15/21	14,600	17,173
Wal-Mart Stores Inc.	5.875%	4/5/27	18,775	25,208
Wal-Mart Stores Inc.	7.550%	2/15/30	12,045	18,070
Wal-Mart Stores Inc.	5.250%	9/1/35	6,675	8,254
Wal-Mart Stores Inc.	6.500%	8/15/37	21,186	30,297
Wal-Mart Stores Inc.	6.200%	4/15/38	5,781	8,002
Wal-Mart Stores Inc.	5.625%	4/1/40	4,250	5,593
Wal-Mart Stores Inc.	4.875%	7/8/40	1,950	2,354
Wal-Mart Stores Inc.	5.000%	10/25/40	1,305	1,579

Wal-Mart Stores Inc.	5.625%	4/15/41	21,950	29,269
Walgreen Co.	1.000%	3/13/15	4,850	4,871
Walgreen Co.	1.800%	9/15/17	2,325	2,349
Walgreen Co.	5.250%	1/15/19	4,100	4,813
Walgreen Co.	3.100%	9/15/22	950	962
Walgreen Co.	4.400%	9/15/42	7,475	7,665
Walt Disney Co.	4.500%	12/15/13	8,000	8,386
Walt Disney Co.	0.875%	12/1/14	6,500	6,570
Walt Disney Co.	1.350%	8/16/16	200	205
Walt Disney Co.	5.625%	9/15/16	5,525	6,565
Walt Disney Co.	5.875%	12/15/17	5,350	6,566
Walt Disney Co.	2.750%	8/16/21	6,900	7,242
Walt Disney Co.	7.000%	3/1/32	1,825	2,683
Walt Disney Co.	4.375%	8/16/41	3,550	4,084
Walt Disney Co.	4.125%	12/1/41	10,500	11,696
Western Union Co.	6.500%	2/26/14	2,850	3,078
Western Union Co.	5.930%	10/1/16	3,500	4,123
Western Union Co.	5.253%	4/1/20	3,946	4,613
Western Union Co.	6.200%	11/17/36	5,950	6,781
Western Union Co.	6.200%	6/21/40	5,225	6,065
Wyndham Worldwide Corp.	2.950%	3/1/17	750	756
Wyndham Worldwide Corp.	5.750%	2/1/18	2,255	2,540
Wyndham Worldwide Corp.	7.375%	3/1/20	4,755	5,730
Wyndham Worldwide Corp.	4.250%	3/1/22	10,535	10,712
Yum! Brands Inc.	6.250%	4/15/16	3,525	4,079
Yum! Brands Inc.	6.250%	3/15/18	125	152
Yum! Brands Inc.	3.875%	11/1/20	825	900
Yum! Brands Inc.	6.875%	11/15/37	8,250	11,400

Consumer Noncyclical (3.1%)
Abbott Laboratories	4.350%	3/15/14	2,675	2,828
Abbott Laboratories	2.700%	5/27/15	6,925	7,334
Abbott Laboratories	5.875%	5/15/16	15,986	18,831
Abbott Laboratories	5.600%	11/30/17	16,725	20,484
Abbott Laboratories	5.125%	4/1/19	22,845	27,507
Abbott Laboratories	4.125%	5/27/20	6,717	7,759
Abbott Laboratories	6.150%	11/30/37	9,925	13,825
Abbott Laboratories	6.000%	4/1/39	1,950	2,737
Abbott Laboratories	5.300%	5/27/40	16,931	21,949
Allergan Inc.	5.750%	4/1/16	4,495	5,222
Altria Group Inc.	8.500%	11/10/13	68,095	73,940
Altria Group Inc.	4.125%	9/11/15	425	466
Altria Group Inc.	9.700%	11/10/18	7,341	10,497
Altria Group Inc.	9.250%	8/6/19	10,228	14,486
Altria Group Inc.	9.950%	11/10/38	6,236	10,429
Altria Group Inc.	10.200%	2/6/39	25,775	44,152
Altria Group Inc.	4.250%	8/9/42	8,620	8,521
AmerisourceBergen Corp.	5.875%	9/15/15	13,561	15,519
AmerisourceBergen Corp.	4.875%	11/15/19	5,345	6,246
AmerisourceBergen Corp.	3.500%	11/15/21	3,900	4,189
Amgen Inc.	1.875%	11/15/14	7,150	7,356
Amgen Inc.	4.850%	11/18/14	6,225	6,767
Amgen Inc.	2.300%	6/15/16	8,200	8,569
Amgen Inc.	2.500%	11/15/16	7,175	7,556
Amgen Inc.	2.125%	5/15/17	6,850	7,079
Amgen Inc.	5.850%	6/1/17	11,100	13,257
Amgen Inc.	5.700%	2/1/19	12,725	15,281

Amgen Inc.	3.450%	10/1/20	5,575	5,885
Amgen Inc.	4.100%	6/15/21	8,750	9,556
Amgen Inc.	3.875%	11/15/21	9,650	10,388
Amgen Inc.	3.625%	5/15/22	9,475	10,028
Amgen Inc.	6.375%	6/1/37	6,625	8,293
Amgen Inc.	6.900%	6/1/38	10,080	13,441
Amgen Inc.	6.400%	2/1/39	8,750	11,094
Amgen Inc.	5.750%	3/15/40	4,735	5,588
Amgen Inc.	4.950%	10/1/41	4,945	5,197
Amgen Inc.	5.150%	11/15/41	12,850	14,290
Amgen Inc.	5.650%	6/15/42	9,925	11,787
Amgen Inc.	5.375%	5/15/43	3,750	4,349
Anheuser-Busch Cos. LLC	5.600%	3/1/17	8,850	10,491
Anheuser-Busch Cos. LLC	5.500%	1/15/18	10,375	12,560
Anheuser-Busch Cos. LLC	6.800%	8/20/32	2,275	3,159
Anheuser-Busch Cos. LLC	5.750%	4/1/36	5,995	7,682
Anheuser-Busch Cos. LLC	6.450%	9/1/37	670	950
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	12,550	12,787
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	9,700	10,661
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	11,025	11,851
Anheuser-Busch InBev Worldwide Inc.	0.800%	7/15/15	20,333	20,431
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	4,700	4,759
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	7,250	9,805
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	6,100	8,038
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	25,360	31,457
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	10,090	12,147
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	4,875	5,700
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	13,134	13,336
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	6,400	10,658
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	10,385	14,837
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	20,995	21,074
Archer-Daniels-Midland Co.	8.375%	4/15/17	525	676
Archer-Daniels-Midland Co.	5.450%	3/15/18	8,900	10,704
Archer-Daniels-Midland Co.	4.479%	3/1/21	34,100	39,404
Archer-Daniels-Midland Co.	5.935%	10/1/32	4,275	5,312
Archer-Daniels-Midland Co.	5.375%	9/15/35	3,600	4,376
Archer-Daniels-Midland Co.	5.765%	3/1/41	11,835	15,365
AstraZeneca plc	5.400%	6/1/14	4,650	5,040
AstraZeneca plc	5.900%	9/15/17	17,210	21,109
AstraZeneca plc	1.950%	9/18/19	475	482
AstraZeneca plc	6.450%	9/15/37	20,721	28,368
AstraZeneca plc	4.000%	9/18/42	10,750	11,018
Avon Products Inc.	5.750%	3/1/18	1,982	2,140
Avon Products Inc.	6.500%	3/1/19	410	455
Baptist Health South Florida Obligated Group
Revenue	4.590%	8/15/21	1,000	1,128
Baxter International Inc.	4.000%	3/1/14	1,350	1,416
Baxter International Inc.	5.900%	9/1/16	1,700	2,026
Baxter International Inc.	5.375%	6/1/18	5,000	6,070
Baxter International Inc.	2.400%	8/15/22	2,675	2,695
Baxter International Inc.	6.250%	12/1/37	3,925	5,467
Baxter International Inc.	3.650%	8/15/42	3,400	3,425
Beam Inc.	6.375%	6/15/14	1,403	1,531
Beam Inc.	1.875%	5/15/17	1,025	1,051
Beam Inc.	3.250%	5/15/22	2,050	2,120
Beam Inc.	5.875%	1/15/36	2,600	3,100
Becton Dickinson & Co.	1.750%	11/8/16	1,700	1,762

Becton Dickinson & Co.	5.000%	5/15/19	1,125	1,327
Becton Dickinson & Co.	3.250%	11/12/20	5,005	5,427
Becton Dickinson & Co.	3.125%	11/8/21	11,765	12,594
Becton Dickinson & Co.	6.000%	5/15/39	1,000	1,358
Becton Dickinson & Co.	5.000%	11/12/40	100	121
Biogen Idec Inc.	6.875%	3/1/18	12,825	15,790
Boston Scientific Corp.	4.500%	1/15/15	6,000	6,416
Boston Scientific Corp.	6.250%	11/15/15	12,151	13,808
Boston Scientific Corp.	5.125%	1/12/17	10,000	11,176
Boston Scientific Corp.	6.000%	1/15/20	7,625	9,065
Boston Scientific Corp.	7.000%	11/15/35	6,500	8,355
Boston Scientific Corp.	7.375%	1/15/40	6,000	8,268
Bottling Group LLC	5.000%	11/15/13	10,125	10,651
Bottling Group LLC	6.950%	3/15/14	29,775	32,531
Bottling Group LLC	5.500%	4/1/16	18,975	21,882
Bottling Group LLC	5.125%	1/15/19	2,725	3,242
Bristol-Myers Squibb Co.	0.875%	8/1/17	6,925	6,850
Bristol-Myers Squibb Co.	5.450%	5/1/18	2,225	2,701
Bristol-Myers Squibb Co.	2.000%	8/1/22	10,850	10,543
Bristol-Myers Squibb Co.	7.150%	6/15/23	400	564
Bristol-Myers Squibb Co.	6.800%	11/15/26	290	408
Bristol-Myers Squibb Co.	5.875%	11/15/36	12,934	16,979
Bristol-Myers Squibb Co.	6.125%	5/1/38	1,625	2,253
Bristol-Myers Squibb Co.	3.250%	8/1/42	3,175	2,930
Bristol-Myers Squibb Co.	6.875%	8/1/97	1,030	1,513
Bunge Ltd. Finance Corp.	5.350%	4/15/14	2,025	2,126
Bunge Ltd. Finance Corp.	5.100%	7/15/15	7,625	8,239
Bunge Ltd. Finance Corp.	4.100%	3/15/16	3,775	4,031
Bunge Ltd. Finance Corp.	8.500%	6/15/19	14,950	18,885
Campbell Soup Co.	3.050%	7/15/17	1,425	1,536
Campbell Soup Co.	4.250%	4/15/21	4,500	5,138
Campbell Soup Co.	2.500%	8/2/22	1,325	1,322
Campbell Soup Co.	3.800%	8/2/42	4,610	4,562
Cardinal Health Inc.	4.000%	6/15/15	750	809
Cardinal Health Inc.	4.625%	12/15/20	11,640	13,266
CareFusion Corp.	5.125%	8/1/14	1,700	1,819
CareFusion Corp.	6.375%	8/1/19	10,532	12,644
Celgene Corp.	2.450%	10/15/15	1,975	2,050
Celgene Corp.	1.900%	8/15/17	2,375	2,408
Celgene Corp.	3.950%	10/15/20	1,325	1,427
Celgene Corp.	3.250%	8/15/22	14,825	14,958
Celgene Corp.	5.700%	10/15/40	1,650	1,883
Church & Dwight Co. Inc.	3.350%	12/15/15	2,375	2,518
Clorox Co.	5.000%	1/15/15	1,725	1,881
Clorox Co.	3.550%	11/1/15	1,825	1,970
Clorox Co.	5.950%	10/15/17	13,265	15,934
Coca-Cola Co.	0.750%	11/15/13	7,000	7,033
Coca-Cola Co.	3.625%	3/15/14	5,675	5,938
Coca-Cola Co.	0.750%	3/13/15	4,975	5,002
Coca-Cola Co.	1.500%	11/15/15	7,490	7,713
Coca-Cola Co.	1.800%	9/1/16	9,600	10,008
Coca-Cola Co.	5.350%	11/15/17	5,750	6,951
Coca-Cola Co.	4.875%	3/15/19	9,525	11,395
Coca-Cola Co.	3.150%	11/15/20	7,700	8,431
Coca-Cola Co.	3.300%	9/1/21	14,750	16,392
Coca-Cola Enterprises Inc.	3.500%	9/15/20	1,050	1,127
Coca-Cola Enterprises Inc.	3.250%	8/19/21	1,575	1,640

Coca-Cola Femsa SAB de CV	4.625%	2/15/20	1,550	1,753
Coca-Cola HBC Finance BV	5.500%	9/17/15	8,150	8,805
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	10,850	11,888
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	375	407
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	6,361	9,363
Colgate-Palmolive Co.	0.600%	11/15/14	200	201
Colgate-Palmolive Co.	1.300%	1/15/17	9,375	9,562
Colgate-Palmolive Co.	2.625%	5/1/17	700	752
Colgate-Palmolive Co.	2.450%	11/15/21	3,400	3,537
Colgate-Palmolive Co.	1.950%	2/1/23	1,125	1,093
ConAgra Foods Inc.	5.875%	4/15/14	1,040	1,121
ConAgra Foods Inc.	5.819%	6/15/17	951	1,115
ConAgra Foods Inc.	7.000%	4/15/19	500	629
ConAgra Foods Inc.	9.750%	3/1/21	129	180
ConAgra Foods Inc.	7.125%	10/1/26	1,000	1,315
ConAgra Foods Inc.	7.000%	10/1/28	1,020	1,303
ConAgra Foods Inc.	8.250%	9/15/30	4,750	6,615
Covidien International Finance SA	1.350%	5/29/15	2,000	2,026
Covidien International Finance SA	6.000%	10/15/17	4,445	5,463
Covidien International Finance SA	3.200%	6/15/22	1,925	2,052
Covidien International Finance SA	6.550%	10/15/37	9,518	13,606
CR Bard Inc.	6.700%	12/1/26	5,250	6,923
Delhaize Group SA	5.875%	2/1/14	2,425	2,551
Delhaize Group SA	6.500%	6/15/17	3,700	4,125
Delhaize Group SA	4.125%	4/10/19	1,500	1,474
Delhaize Group SA	5.700%	10/1/40	4,387	3,892
DENTSPLY International Inc.	2.750%	8/15/16	2,800	2,895
DENTSPLY International Inc.	4.125%	8/15/21	1,575	1,665
Diageo Capital plc	5.500%	9/30/16	1,275	1,493
Diageo Capital plc	1.500%	5/11/17	6,375	6,488
Diageo Capital plc	5.750%	10/23/17	7,200	8,780
Diageo Capital plc	4.828%	7/15/20	2,430	2,869
Diageo Capital plc	5.875%	9/30/36	1,775	2,299
Diageo Finance BV	5.500%	4/1/13	5,326	5,457
Diageo Finance BV	3.250%	1/15/15	375	396
Diageo Finance BV	5.300%	10/28/15	7,026	7,970
Diageo Investment Corp.	2.875%	5/11/22	4,425	4,611
Diageo Investment Corp.	7.450%	4/15/35	700	1,048
Diageo Investment Corp.	4.250%	5/11/42	3,423	3,735
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	1,150	1,219
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	5,090	6,460
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	6,050	6,240
Dr Pepper Snapple Group Inc.	3.200%	11/15/21	1,225	1,276
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	950	1,402
Eli Lilly & Co.	4.200%	3/6/14	2,400	2,530
Eli Lilly & Co.	5.200%	3/15/17	6,400	7,559
Eli Lilly & Co.	7.125%	6/1/25	220	311
Eli Lilly & Co.	5.500%	3/15/27	5,750	7,446
Eli Lilly & Co.	5.550%	3/15/37	3,286	4,241
Eli Lilly & Co.	5.950%	11/15/37	800	1,091
Energizer Holdings Inc.	4.700%	5/19/21	3,450	3,662
Energizer Holdings Inc.	4.700%	5/24/22	575	611
Estee Lauder Cos. Inc.	2.350%	8/15/22	1,500	1,502
Estee Lauder Cos. Inc.	6.000%	5/15/37	2,050	2,673
Estee Lauder Cos. Inc.	3.700%	8/15/42	925	910
Express Scripts Holding Co.	6.250%	6/15/14	6,575	7,163
6 Express Scripts Holding Co.	2.100%	2/12/15	4,400	4,496

Express Scripts Holding Co.	3.125%	5/15/16	6,950	7,428
6 Express Scripts Holding Co.	2.650%	2/15/17	18,075	18,985
Express Scripts Holding Co.	7.250%	6/15/19	1,925	2,488
6 Express Scripts Holding Co.	4.750%	11/15/21	14,280	16,502
6 Express Scripts Holding Co.	3.900%	2/15/22	13,950	15,178
6 Express Scripts Holding Co.	6.125%	11/15/41	4,825	6,280
Flowers Foods Inc.	4.375%	4/1/22	2,900	2,994
Genentech Inc.	4.750%	7/15/15	2,615	2,902
Genentech Inc.	5.250%	7/15/35	2,675	3,236
General Mills Inc.	5.200%	3/17/15	835	925
General Mills Inc.	5.700%	2/15/17	30,050	35,820
General Mills Inc.	5.650%	2/15/19	14,917	18,163
Gilead Sciences Inc.	2.400%	12/1/14	2,200	2,277
Gilead Sciences Inc.	3.050%	12/1/16	2,175	2,338
Gilead Sciences Inc.	4.500%	4/1/21	9,525	10,800
Gilead Sciences Inc.	4.400%	12/1/21	5,000	5,658
Gilead Sciences Inc.	5.650%	12/1/41	2,650	3,319
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	20,800	22,065
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	33,510	41,246
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,500	4,336
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	27,861	39,549
GlaxoSmithKline Capital plc	1.500%	5/8/17	1,000	1,017
Hasbro Inc.	6.125%	5/15/14	6,900	7,468
Hasbro Inc.	6.300%	9/15/17	5,350	6,281
Hasbro Inc.	6.350%	3/15/40	9,306	11,110
Hershey Co.	5.450%	9/1/16	1,275	1,480
Hershey Co.	1.500%	11/1/16	3,975	4,094
Hershey Co.	4.125%	12/1/20	3,225	3,652
Hillshire Brands Co.	4.100%	9/15/20	187	195
HJ Heinz Co.	2.000%	9/12/16	1,450	1,506
HJ Heinz Co.	1.500%	3/1/17	4,860	4,934
HJ Heinz Co.	3.125%	9/12/21	250	260
HJ Heinz Co.	2.850%	3/1/22	2,700	2,762
HJ Heinz Finance Co.	6.750%	3/15/32	3,325	4,198
Hormel Foods Corp.	4.125%	4/15/21	1,300	1,469
Hospira Inc.	5.900%	6/15/14	550	591
Hospira Inc.	6.400%	5/15/15	850	950
Hospira Inc.	6.050%	3/30/17	150	173
Hospira Inc.	5.600%	9/15/40	2,200	2,339
Ingredion Inc.	3.200%	11/1/15	650	686
Ingredion Inc.	4.625%	11/1/20	885	991
Ingredion Inc.	6.625%	4/15/37	1,625	2,020
JM Smucker Co.	3.500%	10/15/21	2,150	2,299
Johnson & Johnson	5.550%	8/15/17	4,025	4,917
Johnson & Johnson	5.150%	7/15/18	20,675	25,347
Johnson & Johnson	6.950%	9/1/29	4,400	6,462
Johnson & Johnson	4.950%	5/15/33	5,025	6,233
Johnson & Johnson	5.950%	8/15/37	4,565	6,480
Johnson & Johnson	5.850%	7/15/38	1,870	2,657
Johnson & Johnson	4.500%	9/1/40	2,355	2,878
Kaiser Foundation Hospitals	3.500%	4/1/22	1,450	1,542
Kaiser Foundation Hospitals	4.875%	4/1/42	3,900	4,408
Kellogg Co.	5.125%	12/3/12	7,048	7,107
Kellogg Co.	1.125%	5/15/15	2,800	2,827
Kellogg Co.	4.450%	5/30/16	50	56
Kellogg Co.	1.875%	11/17/16	15,850	16,334
Kellogg Co.	1.750%	5/17/17	2,050	2,095

Kellogg Co.	4.150%	11/15/19	9,075	10,284
Kellogg Co.	4.000%	12/15/20	650	729
Kellogg Co.	3.125%	5/17/22	2,850	2,981
Kellogg Co.	7.450%	4/1/31	6,040	8,509
Kimberly-Clark Corp.	4.875%	8/15/15	5,250	5,881
Kimberly-Clark Corp.	6.125%	8/1/17	8,950	11,099
Kimberly-Clark Corp.	6.250%	7/15/18	175	222
Kimberly-Clark Corp.	3.625%	8/1/20	8,424	9,364
Kimberly-Clark Corp.	3.875%	3/1/21	425	482
Kimberly-Clark Corp.	2.400%	3/1/22	5,900	6,003
Kimberly-Clark Corp.	6.625%	8/1/37	1,475	2,172
Kimberly-Clark Corp.	5.300%	3/1/41	6,225	8,126
Koninklijke Philips Electronics NV	5.750%	3/11/18	10,100	12,272
Koninklijke Philips Electronics NV	3.750%	3/15/22	9,700	10,516
Koninklijke Philips Electronics NV	6.875%	3/11/38	4,225	5,809
Koninklijke Philips Electronics NV	5.000%	3/15/42	5,625	6,383
6 Kraft Foods Group Inc.	1.625%	6/4/15	2,000	2,031
6 Kraft Foods Group Inc.	2.250%	6/5/17	4,325	4,480
6 Kraft Foods Group Inc.	6.125%	8/23/18	10,075	12,375
6 Kraft Foods Group Inc.	5.375%	2/10/20	8,888	10,605
6 Kraft Foods Group Inc.	3.500%	6/6/22	2,100	2,225
6 Kraft Foods Group Inc.	5.000%	6/4/42	9,025	10,162
Mondelez International Inc.	5.375%	2/10/20	58,227	70,258
Mondelez International Inc.	6.500%	11/1/31	8,600	11,021
Mondelez International Inc.	7.000%	8/11/37	10,356	14,502
Mondelez International Inc.	6.875%	2/1/38	11,420	15,888
Mondelez International Inc.	6.875%	1/26/39	1,300	1,807
Mondelez International Inc.	6.500%	2/9/40	19,082	25,952
Kroger Co.	4.950%	1/15/15	1,725	1,879
Kroger Co.	3.900%	10/1/15	300	326
Kroger Co.	6.400%	8/15/17	7,325	8,848
Kroger Co.	6.800%	12/15/18	2,175	2,666
Kroger Co.	6.150%	1/15/20	7,895	9,653
Kroger Co.	3.400%	4/15/22	875	911
Kroger Co.	7.700%	6/1/29	7,825	10,185
Kroger Co.	8.000%	9/15/29	1,425	1,898
Kroger Co.	7.500%	4/1/31	7,395	9,739
Kroger Co.	6.900%	4/15/38	6,300	7,953
Kroger Co.	5.000%	4/15/42	925	968
Laboratory Corp. of America Holdings	5.625%	12/15/15	2,500	2,816
Laboratory Corp. of America Holdings	2.200%	8/23/17	1,925	1,968
Laboratory Corp. of America Holdings	4.625%	11/15/20	200	222
Laboratory Corp. of America Holdings	3.750%	8/23/22	1,250	1,310
Life Technologies Corp.	4.400%	3/1/15	4,350	4,647
Life Technologies Corp.	3.500%	1/15/16	11,185	11,768
Life Technologies Corp.	6.000%	3/1/20	4,300	5,125
Life Technologies Corp.	5.000%	1/15/21	2,200	2,492
Lorillard Tobacco Co.	8.125%	6/23/19	7,610	9,789
Lorillard Tobacco Co.	8.125%	5/1/40	4,000	5,219
Lorillard Tobacco Co.	7.000%	8/4/41	4,350	5,224
Mattel Inc.	2.500%	11/1/16	450	471
Mattel Inc.	5.450%	11/1/41	1,725	1,926
McCormick & Co. Inc.	3.900%	7/15/21	1,850	2,051
McKesson Corp.	6.500%	2/15/14	1,650	1,777
McKesson Corp.	3.250%	3/1/16	1,475	1,585
McKesson Corp.	5.700%	3/1/17	1,000	1,196
McKesson Corp.	4.750%	3/1/21	13,195	15,268

McKesson Corp.	6.000%	3/1/41	2,050	2,799
Mead Johnson Nutrition Co.	3.500%	11/1/14	5,825	6,064
Mead Johnson Nutrition Co.	4.900%	11/1/19	2,925	3,338
Mead Johnson Nutrition Co.	5.900%	11/1/39	11,170	13,808
Medco Health Solutions Inc.	2.750%	9/15/15	10,225	10,688
Medco Health Solutions Inc.	7.125%	3/15/18	14,138	17,757
Medtronic Inc.	4.500%	3/15/14	2,600	2,751
Medtronic Inc.	3.000%	3/15/15	10,050	10,629
Medtronic Inc.	4.750%	9/15/15	4,435	4,958
Medtronic Inc.	5.600%	3/15/19	1,150	1,400
Medtronic Inc.	4.450%	3/15/20	3,615	4,202
Medtronic Inc.	6.500%	3/15/39	2,440	3,571
Medtronic Inc.	5.550%	3/15/40	4,275	5,399
Medtronic Inc.	4.500%	3/15/42	4,050	4,598
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	1,100	1,288
Memorial Sloan-Kettering Cancer Center New
York GO	3.774%	11/15/43	11,475	11,506
Merck & Co. Inc.	5.300%	12/1/13	13,475	14,237
Merck & Co. Inc.	4.750%	3/1/15	1,450	1,598
Merck & Co. Inc.	4.000%	6/30/15	9,775	10,724
Merck & Co. Inc.	2.250%	1/15/16	34,525	36,299
Merck & Co. Inc.	6.000%	9/15/17	1,850	2,285
Merck & Co. Inc.	5.000%	6/30/19	3,975	4,809
Merck & Co. Inc.	3.875%	1/15/21	6,630	7,545
Merck & Co. Inc.	6.400%	3/1/28	4,130	5,710
Merck & Co. Inc.	5.950%	12/1/28	2,150	2,866
Merck & Co. Inc.	6.500%	12/1/33	5,563	8,044
Merck & Co. Inc.	5.750%	11/15/36	10,775	14,385
Merck & Co. Inc.	6.550%	9/15/37	11,200	16,516
Merck & Co. Inc.	5.850%	6/30/39	1,750	2,397
Merck & Co. Inc.	3.600%	9/15/42	500	500
Molson Coors Brewing Co.	2.000%	5/1/17	1,300	1,340
Molson Coors Brewing Co.	3.500%	5/1/22	1,450	1,531
Molson Coors Brewing Co.	5.000%	5/1/42	13,400	14,989
Mondelez International Inc.	5.250%	10/1/13	675	705
Mondelez International Inc.	6.750%	2/19/14	150	162
Mondelez International Inc.	4.125%	2/9/16	26,325	28,959
Mondelez International Inc.	6.500%	8/11/17	15,973	19,652
New York University Hospitals Center GO	4.428%	7/1/42	3,500	3,570
Newell Rubbermaid Inc.	2.000%	6/15/15	625	634
Newell Rubbermaid Inc.	4.700%	8/15/20	700	770
Newell Rubbermaid Inc.	4.000%	6/15/22	450	472
Novant Health Inc.	5.850%	11/1/19	6,125	7,157
Novartis Capital Corp.	4.125%	2/10/14	33,225	34,859
Novartis Capital Corp.	2.900%	4/24/15	5,150	5,462
Novartis Capital Corp.	4.400%	4/24/20	400	471
Novartis Capital Corp.	2.400%	9/21/22	15,225	15,328
Novartis Capital Corp.	3.700%	9/21/42	1,850	1,894
Novartis Securities Investment Ltd.	5.125%	2/10/19	17,975	21,651
Pepsi Bottling Group Inc.	7.000%	3/1/29	9,649	14,069
PepsiAmericas Inc.	4.375%	2/15/14	825	869
PepsiAmericas Inc.	4.875%	1/15/15	1,400	1,537
PepsiAmericas Inc.	5.000%	5/15/17	3,800	4,442
PepsiCo Inc.	3.750%	3/1/14	12,950	13,546
PepsiCo Inc.	2.500%	5/10/16	500	529
PepsiCo Inc.	1.250%	8/13/17	2,775	2,797

PepsiCo Inc.	5.000%	6/1/18	14,400	17,129
PepsiCo Inc.	7.900%	11/1/18	4,003	5,431
PepsiCo Inc.	4.500%	1/15/20	9,875	11,480
PepsiCo Inc.	3.000%	8/25/21	4,137	4,388
PepsiCo Inc.	5.500%	1/15/40	8,730	11,221
PepsiCo Inc.	4.875%	11/1/40	4,250	5,060
PepsiCo Inc.	4.000%	3/5/42	10,625	11,079
PepsiCo Inc.	3.600%	8/13/42	4,400	4,306
PerkinElmer Inc.	5.000%	11/15/21	3,050	3,391
Pfizer Inc.	5.350%	3/15/15	44,225	49,413
Pfizer Inc.	6.200%	3/15/19	26,470	33,748
Pfizer Inc.	7.200%	3/15/39	8,650	13,525
Pharmacia Corp.	6.500%	12/1/18	550	700
Pharmacia Corp.	6.600%	12/1/28	1,750	2,387
Philip Morris International Inc.	6.875%	3/17/14	41,423	45,322
Philip Morris International Inc.	2.500%	5/16/16	2,865	3,031
Philip Morris International Inc.	5.650%	5/16/18	10,805	13,248
Philip Morris International Inc.	4.125%	5/17/21	800	905
Philip Morris International Inc.	6.375%	5/16/38	23,180	32,051
Philip Morris International Inc.	4.375%	11/15/41	3,700	3,992
Philip Morris International Inc.	4.500%	3/20/42	5,000	5,515
Philip Morris International Inc.	3.875%	8/21/42	7,250	7,271
4 Procter & Gamble - Esop	9.360%	1/1/21	8,299	11,214
Procter & Gamble Co.	0.700%	8/15/14	3,350	3,372
Procter & Gamble Co.	4.950%	8/15/14	2,300	2,496
Procter & Gamble Co.	3.500%	2/15/15	7,750	8,292
Procter & Gamble Co.	1.800%	11/15/15	5,000	5,192
Procter & Gamble Co.	4.850%	12/15/15	1,250	1,414
Procter & Gamble Co.	1.450%	8/15/16	2,850	2,929
Procter & Gamble Co.	4.700%	2/15/19	2,860	3,398
Procter & Gamble Co.	2.300%	2/6/22	10,000	10,200
Procter & Gamble Co.	6.450%	1/15/26	3,875	5,355
Procter & Gamble Co.	5.500%	2/1/34	5,963	7,756
Procter & Gamble Co.	5.800%	8/15/34	225	303
Procter & Gamble Co.	5.550%	3/5/37	12,396	16,772
Quest Diagnostics Inc.	5.450%	11/1/15	6,375	7,139
Quest Diagnostics Inc.	6.400%	7/1/17	140	167
Quest Diagnostics Inc.	4.750%	1/30/20	250	283
Quest Diagnostics Inc.	4.700%	4/1/21	700	792
Quest Diagnostics Inc.	6.950%	7/1/37	4,170	5,527
Ralcorp Holdings Inc.	4.950%	8/15/20	5,725	6,020
Ralcorp Holdings Inc.	6.625%	8/15/39	1,390	1,484
Reynolds American Inc.	7.625%	6/1/16	6,250	7,535
Reynolds American Inc.	6.750%	6/15/17	5,836	7,078
Reynolds American Inc.	7.250%	6/15/37	3,840	4,840
Safeway Inc.	6.250%	3/15/14	6,400	6,826
Safeway Inc.	5.625%	8/15/14	1,855	1,986
Safeway Inc.	3.400%	12/1/16	9,500	9,949
Safeway Inc.	6.350%	8/15/17	5,230	5,890
Safeway Inc.	5.000%	8/15/19	950	990
Safeway Inc.	3.950%	8/15/20	4,650	4,529
Safeway Inc.	7.250%	2/1/31	9,877	10,543
Sanofi	1.625%	3/28/14	3,000	3,053
Sanofi	1.200%	9/30/14	5,250	5,328
Sanofi	2.625%	3/29/16	31,976	33,917
Sanofi	4.000%	3/29/21	9,871	11,278
St. Jude Medical Inc.	3.750%	7/15/14	10,275	10,836

St. Jude Medical Inc.	2.500%	1/15/16	550	574
St. Jude Medical Inc.	4.875%	7/15/19	3,025	3,476
Stryker Corp.	3.000%	1/15/15	2,100	2,214
Stryker Corp.	2.000%	9/30/16	3,875	4,035
Stryker Corp.	4.375%	1/15/20	2,425	2,781
Sysco Corp.	5.250%	2/12/18	3,625	4,361
Sysco Corp.	5.375%	9/21/35	6,375	8,088
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	3,850	4,054
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	1,125	1,220
Teva Pharmaceutical Finance Co. LLC	5.550%	2/1/16	775	885
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	5,005	6,628
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	5,075	5,393
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	3,400	3,675
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	8,090	8,278
Thermo Fisher Scientific Inc.	3.250%	11/20/14	13,700	14,424
Thermo Fisher Scientific Inc.	3.200%	5/1/15	6,650	7,038
Thermo Fisher Scientific Inc.	3.200%	3/1/16	11,115	11,854
Thermo Fisher Scientific Inc.	4.700%	5/1/20	725	831
Thermo Fisher Scientific Inc.	4.500%	3/1/21	10,400	11,847
Thermo Fisher Scientific Inc.	3.600%	8/15/21	600	643
Thermo Fisher Scientific Inc.	3.150%	1/15/23	825	851
Tupperware Brands Corp.	4.750%	6/1/21	700	744
Tyson Foods Inc.	4.500%	6/15/22	11,200	11,732
Unilever Capital Corp.	3.650%	2/15/14	6,275	6,559
Unilever Capital Corp.	0.450%	7/30/15	450	449
Unilever Capital Corp.	2.750%	2/10/16	200	213
Unilever Capital Corp.	0.850%	8/2/17	1,100	1,089
Unilever Capital Corp.	4.800%	2/15/19	1,500	1,771
Unilever Capital Corp.	4.250%	2/10/21	6,870	8,011
Unilever Capital Corp.	5.900%	11/15/32	3,878	5,488
UST LLC	5.750%	3/1/18	2,700	3,231
Watson Pharmaceuticals Inc.	5.000%	8/15/14	4,600	4,936
Watson Pharmaceuticals Inc.	1.875%	10/1/17	925	935
Watson Pharmaceuticals Inc.	6.125%	8/15/19	4,625	5,649
Watson Pharmaceuticals Inc.	3.250%	10/1/22	1,025	1,038
Watson Pharmaceuticals Inc.	4.625%	10/1/42	450	459
Whirlpool Corp.	4.850%	6/15/21	2,500	2,667
Whirlpool Corp.	4.700%	6/1/22	1,675	1,764
Wyeth LLC	5.500%	2/1/14	11,761	12,569
Wyeth LLC	5.500%	2/15/16	2,475	2,870
Wyeth LLC	5.450%	4/1/17	925	1,103
Wyeth LLC	6.450%	2/1/24	1,500	2,049
Wyeth LLC	6.500%	2/1/34	8,950	12,478
Wyeth LLC	6.000%	2/15/36	7,655	10,278
Wyeth LLC	5.950%	4/1/37	25,245	33,903
Zimmer Holdings Inc.	1.400%	11/30/14	2,500	2,517
Zimmer Holdings Inc.	4.625%	11/30/19	1,075	1,233
Zimmer Holdings Inc.	3.375%	11/30/21	2,725	2,854
Zimmer Holdings Inc.	5.750%	11/30/39	4,340	5,335

Energy (1.6%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	3,400	4,228
Anadarko Finance Co.	7.500%	5/1/31	1,220	1,640
Anadarko Petroleum Corp.	7.625%	3/15/14	25,675	28,045
Anadarko Petroleum Corp.	5.750%	6/15/14	6,150	6,610
Anadarko Petroleum Corp.	5.950%	9/15/16	35,806	41,632

Anadarko Petroleum Corp.	6.375%	9/15/17	7,675	9,264
Anadarko Petroleum Corp.	6.950%	6/15/19	675	846
Anadarko Petroleum Corp.	6.450%	9/15/36	10,720	13,348
Anadarko Petroleum Corp.	7.950%	6/15/39	3,775	5,451
Anadarko Petroleum Corp.	6.200%	3/15/40	1,025	1,257
Apache Corp.	5.625%	1/15/17	700	835
Apache Corp.	1.750%	4/15/17	800	828
Apache Corp.	6.900%	9/15/18	7,100	9,155
Apache Corp.	3.625%	2/1/21	4,700	5,191
Apache Corp.	3.250%	4/15/22	7,000	7,527
Apache Corp.	6.000%	1/15/37	11,000	14,690
Apache Corp.	5.100%	9/1/40	11,900	14,114
Apache Corp.	5.250%	2/1/42	9,300	11,317
Apache Corp.	4.750%	4/15/43	2,500	2,868
Apache Finance Canada Corp.	7.750%	12/15/29	1,075	1,556
Baker Hughes Inc.	7.500%	11/15/18	240	324
Baker Hughes Inc.	6.875%	1/15/29	700	955
Baker Hughes Inc.	5.125%	9/15/40	17,965	22,046
BJ Services Co.	6.000%	6/1/18	2,825	3,499
BP Capital Markets plc	5.250%	11/7/13	17,375	18,276
BP Capital Markets plc	3.625%	5/8/14	5,625	5,899
BP Capital Markets plc	1.700%	12/5/14	2,300	2,358
BP Capital Markets plc	3.875%	3/10/15	9,985	10,723
BP Capital Markets plc	3.125%	10/1/15	17,375	18,533
BP Capital Markets plc	3.200%	3/11/16	20,200	21,673
BP Capital Markets plc	2.248%	11/1/16	7,650	8,004
BP Capital Markets plc	1.846%	5/5/17	16,975	17,336
BP Capital Markets plc	4.750%	3/10/19	11,725	13,645
BP Capital Markets plc	4.742%	3/11/21	14,300	16,745
BP Capital Markets plc	3.561%	11/1/21	7,335	7,930
BP Capital Markets plc	3.245%	5/6/22	11,175	11,790
Burlington Resources Finance Co.	7.200%	8/15/31	750	1,070
Burlington Resources Finance Co.	7.400%	12/1/31	4,275	6,276
Cameron International Corp.	1.600%	4/30/15	4,050	4,112
Cameron International Corp.	6.375%	7/15/18	975	1,181
Cameron International Corp.	7.000%	7/15/38	1,595	2,108
Cameron International Corp.	5.950%	6/1/41	400	497
Canadian Natural Resources Ltd.	1.450%	11/14/14	1,300	1,321
Canadian Natural Resources Ltd.	4.900%	12/1/14	5,400	5,881
Canadian Natural Resources Ltd.	6.000%	8/15/16	4,225	4,995
Canadian Natural Resources Ltd.	5.700%	5/15/17	11,301	13,418
Canadian Natural Resources Ltd.	3.450%	11/15/21	525	562
Canadian Natural Resources Ltd.	7.200%	1/15/32	4,800	6,630
Canadian Natural Resources Ltd.	6.450%	6/30/33	5,865	7,654
Canadian Natural Resources Ltd.	5.850%	2/1/35	175	214
Canadian Natural Resources Ltd.	6.500%	2/15/37	9,180	12,000
Canadian Natural Resources Ltd.	6.250%	3/15/38	825	1,081
Cenovus Energy Inc.	4.500%	9/15/14	4,625	4,963
Cenovus Energy Inc.	5.700%	10/15/19	4,575	5,599
Cenovus Energy Inc.	3.000%	8/15/22	800	818
Cenovus Energy Inc.	6.750%	11/15/39	21,450	29,275
Cenovus Energy Inc.	4.450%	9/15/42	2,875	2,999
Chevron Corp.	3.950%	3/3/14	6,165	6,473
Chevron Corp.	4.950%	3/3/19	14,025	16,981
ConocoPhillips	4.750%	2/1/14	1,357	1,434
ConocoPhillips	4.600%	1/15/15	12,880	14,060
ConocoPhillips	5.750%	2/1/19	28,625	35,642

ConocoPhillips	5.900%	10/15/32	9,151	11,938
ConocoPhillips	5.900%	5/15/38	4,242	5,710
ConocoPhillips	6.500%	2/1/39	7,025	10,165
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	28,725	34,082
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	4,450	5,775
ConocoPhillips Holding Co.	6.950%	4/15/29	9,390	13,300
Devon Energy Corp.	5.625%	1/15/14	8,800	9,356
Devon Energy Corp.	2.400%	7/15/16	750	783
Devon Energy Corp.	1.875%	5/15/17	1,525	1,556
Devon Energy Corp.	4.000%	7/15/21	4,250	4,703
Devon Energy Corp.	3.250%	5/15/22	5,825	6,073
Devon Energy Corp.	7.950%	4/15/32	7,650	11,449
Devon Energy Corp.	5.600%	7/15/41	6,150	7,281
Devon Financing Corp. ULC	7.875%	9/30/31	16,526	23,843
Diamond Offshore Drilling Inc.	5.150%	9/1/14	2,250	2,443
Diamond Offshore Drilling Inc.	4.875%	7/1/15	600	667
Diamond Offshore Drilling Inc.	5.875%	5/1/19	2,700	3,343
Diamond Offshore Drilling Inc.	5.700%	10/15/39	4,000	5,270
Encana Corp.	4.750%	10/15/13	75	78
Encana Corp.	5.900%	12/1/17	4,550	5,415
Encana Corp.	3.900%	11/15/21	6,450	6,797
Encana Corp.	7.200%	11/1/31	5,675	6,916
Encana Corp.	6.500%	8/15/34	8,525	10,142
Encana Corp.	6.625%	8/15/37	4,479	5,467
EnCana Holdings Finance Corp.	5.800%	5/1/14	4,900	5,257
Ensco plc	3.250%	3/15/16	4,000	4,273
Ensco plc	4.700%	3/15/21	3,500	3,940
EOG Resources Inc.	6.125%	10/1/13	650	686
EOG Resources Inc.	2.950%	6/1/15	5,350	5,660
EOG Resources Inc.	5.875%	9/15/17	5,325	6,473
EOG Resources Inc.	5.625%	6/1/19	850	1,044
EOG Resources Inc.	4.400%	6/1/20	2,875	3,329
EOG Resources Inc.	4.100%	2/1/21	9,500	10,786
EOG Resources Inc.	2.625%	3/15/23	4,175	4,221
EQT Corp.	6.500%	4/1/18	11,475	13,210
EQT Corp.	8.125%	6/1/19	325	394
FMC Technologies Inc.	2.000%	10/1/17	3,000	3,029
FMC Technologies Inc.	3.450%	10/1/22	1,100	1,116
Global Marine Inc.	7.000%	6/1/28	3,150	3,532
Halliburton Co.	6.150%	9/15/19	2,945	3,684
Halliburton Co.	6.700%	9/15/38	10,225	14,533
Halliburton Co.	7.450%	9/15/39	5,060	7,722
Halliburton Co.	4.500%	11/15/41	5,275	5,903
Hess Corp.	8.125%	2/15/19	10,725	14,119
Hess Corp.	7.875%	10/1/29	5,895	8,155
Hess Corp.	7.300%	8/15/31	4,510	6,042
Hess Corp.	7.125%	3/15/33	4,675	6,200
Hess Corp.	6.000%	1/15/40	6,518	7,894
Hess Corp.	5.600%	2/15/41	7,375	8,564
Husky Energy Inc.	5.900%	6/15/14	8,607	9,340
Husky Energy Inc.	6.150%	6/15/19	800	961
Husky Energy Inc.	7.250%	12/15/19	2,435	3,138
Husky Energy Inc.	3.950%	4/15/22	3,150	3,363
Husky Energy Inc.	6.800%	9/15/37	2,175	2,855
Kerr-McGee Corp.	6.950%	7/1/24	12,420	16,079
Kerr-McGee Corp.	7.875%	9/15/31	2,015	2,695
Marathon Oil Corp.	6.000%	10/1/17	10,475	12,704

Marathon Oil Corp.	5.900%	3/15/18	3,997	4,843
Marathon Oil Corp.	6.800%	3/15/32	7,367	9,802
Marathon Oil Corp.	6.600%	10/1/37	610	814
Marathon Petroleum Corp.	3.500%	3/1/16	3,000	3,193
Marathon Petroleum Corp.	5.125%	3/1/21	6,800	7,838
Marathon Petroleum Corp.	6.500%	3/1/41	13,475	16,455
Murphy Oil Corp.	4.000%	6/1/22	2,300	2,445
Murphy Oil Corp.	7.050%	5/1/29	4,700	5,742
Nabors Industries Inc.	6.150%	2/15/18	17,650	20,725
Nabors Industries Inc.	9.250%	1/15/19	3,025	3,962
Nabors Industries Inc.	5.000%	9/15/20	2,325	2,558
Nexen Inc.	6.200%	7/30/19	3,500	4,236
Nexen Inc.	7.875%	3/15/32	9,875	13,553
Nexen Inc.	5.875%	3/10/35	3,287	3,892
Nexen Inc.	6.400%	5/15/37	9,450	12,078
Nexen Inc.	7.500%	7/30/39	6,700	9,574
Noble Energy Inc.	8.250%	3/1/19	3,829	4,969
Noble Energy Inc.	4.150%	12/15/21	8,525	9,220
Noble Energy Inc.	8.000%	4/1/27	525	717
Noble Energy Inc.	6.000%	3/1/41	10,600	12,827
Noble Holding International Ltd.	3.450%	8/1/15	9,050	9,561
Noble Holding International Ltd.	3.050%	3/1/16	4,250	4,431
Noble Holding International Ltd.	4.900%	8/1/20	3,825	4,274
Noble Holding International Ltd.	3.950%	3/15/22	1,225	1,284
Noble Holding International Ltd.	6.200%	8/1/40	4,450	5,181
Noble Holding International Ltd.	6.050%	3/1/41	1,020	1,187
Noble Holding International Ltd.	5.250%	3/15/42	1,225	1,312
Occidental Petroleum Corp.	2.500%	2/1/16	9,675	10,238
Occidental Petroleum Corp.	1.750%	2/15/17	4,101	4,247
Occidental Petroleum Corp.	1.500%	2/15/18	2,550	2,590
Occidental Petroleum Corp.	4.100%	2/1/21	14,700	16,895
Occidental Petroleum Corp.	3.125%	2/15/22	11,700	12,526
Occidental Petroleum Corp.	2.700%	2/15/23	10,000	10,261
PC Financial Partnership	5.000%	11/15/14	8,100	8,789
Petro-Canada	6.050%	5/15/18	6,075	7,414
Petro-Canada	7.875%	6/15/26	1,500	2,145
Petro-Canada	7.000%	11/15/28	1,175	1,483
Petro-Canada	5.350%	7/15/33	4,825	5,377
Petro-Canada	5.950%	5/15/35	7,040	8,574
Petro-Canada	6.800%	5/15/38	4,475	6,101
Petrohawk Energy Corp.	10.500%	8/1/14	1,725	1,872
Petrohawk Energy Corp.	7.875%	6/1/15	1,900	1,981
6 Phillips 66	1.950%	3/5/15	2,350	2,409
6 Phillips 66	2.950%	5/1/17	14,100	14,914
6 Phillips 66	4.300%	4/1/22	12,175	13,333
6 Phillips 66	5.875%	5/1/42	15,375	18,416
Pioneer Natural Resources Co.	3.950%	7/15/22	9,835	10,447
Pride International Inc.	8.500%	6/15/19	725	964
Pride International Inc.	6.875%	8/15/20	14,600	18,475
Pride International Inc.	7.875%	8/15/40	8,825	12,955
Rowan Cos. Inc.	7.875%	8/1/19	7,500	9,229
Shell International Finance BV	4.000%	3/21/14	52,575	55,289
Shell International Finance BV	3.100%	6/28/15	13,525	14,459
Shell International Finance BV	3.250%	9/22/15	3,600	3,885
Shell International Finance BV	4.300%	9/22/19	27,250	31,920
Shell International Finance BV	4.375%	3/25/20	2,500	2,933
Shell International Finance BV	6.375%	12/15/38	14,009	20,234

Shell International Finance BV	5.500%	3/25/40	3,000	3,952
6 Southwestern Energy Co.	4.100%	3/15/22	3,350	3,557
Suncor Energy Inc.	6.100%	6/1/18	875	1,080
Suncor Energy Inc.	7.150%	2/1/32	4,885	6,640
Suncor Energy Inc.	5.950%	12/1/34	250	310
Suncor Energy Inc.	6.500%	6/15/38	24,905	33,063
Suncor Energy Inc.	6.850%	6/1/39	4,475	6,163
Talisman Energy Inc.	7.750%	6/1/19	16,137	20,494
Talisman Energy Inc.	3.750%	2/1/21	1,285	1,340
Talisman Energy Inc.	7.250%	10/15/27	850	1,066
Talisman Energy Inc.	5.850%	2/1/37	6,500	7,365
Talisman Energy Inc.	6.250%	2/1/38	155	185
Tosco Corp.	7.800%	1/1/27	900	1,298
Tosco Corp.	8.125%	2/15/30	16,735	25,320
Total Capital Canada Ltd.	1.625%	1/28/14	5,325	5,417
Total Capital International SA	0.750%	1/25/16	5,850	5,868
Total Capital International SA	1.500%	2/17/17	300	305
Total Capital International SA	1.550%	6/28/17	8,525	8,679
Total Capital International SA	2.875%	2/17/22	4,200	4,390
Total Capital International SA	2.700%	1/25/23	4,500	4,580
Total Capital SA	3.000%	6/24/15	21,040	22,412
Total Capital SA	2.300%	3/15/16	975	1,021
Total Capital SA	4.450%	6/24/20	6,925	8,067
Total Capital SA	4.125%	1/28/21	22,400	25,545
Transocean Inc.	4.950%	11/15/15	11,300	12,372
Transocean Inc.	2.500%	10/15/17	6,150	6,183
Transocean Inc.	6.000%	3/15/18	16,075	18,786
Transocean Inc.	6.500%	11/15/20	5,135	6,134
Transocean Inc.	3.800%	10/15/22	3,500	3,519
Transocean Inc.	7.500%	4/15/31	2,000	2,472
Transocean Inc.	6.800%	3/15/38	5,365	6,458
Transocean Inc.	7.350%	12/15/41	8,975	11,759
Valero Energy Corp.	4.500%	2/1/15	2,625	2,823
Valero Energy Corp.	9.375%	3/15/19	7,566	10,267
Valero Energy Corp.	6.125%	2/1/20	12,675	15,324
Valero Energy Corp.	7.500%	4/15/32	8,265	10,334
Valero Energy Corp.	6.625%	6/15/37	8,490	10,257
Weatherford International Inc.	6.350%	6/15/17	5,750	6,696
Weatherford International Inc.	6.800%	6/15/37	275	299
Weatherford International Ltd.	6.000%	3/15/18	8,325	9,556
Weatherford International Ltd.	9.625%	3/1/19	38,981	50,799
Weatherford International Ltd.	6.500%	8/1/36	925	994
Weatherford International Ltd.	7.000%	3/15/38	1,750	1,985
Weatherford International Ltd.	6.750%	9/15/40	1,000	1,129
XTO Energy Inc.	5.750%	12/15/13	4,650	4,950
XTO Energy Inc.	6.250%	8/1/17	9,075	11,425

Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/11	11,800	13,155
Cintas Corp. No 2	6.125%	12/1/17	1,625	1,976
Cintas Corp. No 2	3.250%	6/1/22	4,000	4,123
Fluor Corp.	3.375%	9/15/21	3,125	3,332
Massachusetts Institute of Technology GO	5.600%	7/1/11	9,785	14,134
Pentair Inc.	5.000%	5/15/21	1,275	1,432
6 Tyco Flow Control International Finance SA	1.875%	9/15/17	300	300
6 URS Corp.	5.000%	4/1/22	6,170	6,294

Technology (0.9%)
Adobe Systems Inc.	3.250%	2/1/15	4,525	4,773
Adobe Systems Inc.	4.750%	2/1/20	6,625	7,478
Agilent Technologies Inc.	5.500%	9/14/15	3,125	3,516
Agilent Technologies Inc.	6.500%	11/1/17	15,750	19,236
Agilent Technologies Inc.	3.200%	10/1/22	1,700	1,717
Altera Corp.	1.750%	5/15/17	2,350	2,408
Amphenol Corp.	4.750%	11/15/14	4,125	4,423
Amphenol Corp.	4.000%	2/1/22	550	579
Analog Devices Inc.	5.000%	7/1/14	3,425	3,690
Analog Devices Inc.	3.000%	4/15/16	1,075	1,158
Applied Materials Inc.	2.650%	6/15/16	1,000	1,058
Applied Materials Inc.	4.300%	6/15/21	7,025	7,959
Applied Materials Inc.	5.850%	6/15/41	8,925	11,212
Arrow Electronics Inc.	3.375%	11/1/15	2,600	2,718
Arrow Electronics Inc.	5.125%	3/1/21	1,185	1,285
Avnet Inc.	6.625%	9/15/16	235	268
BMC Software Inc.	7.250%	6/1/18	2,300	2,771
Broadcom Corp.	2.700%	11/1/18	2,980	3,190
6 Broadcom Corp.	2.500%	8/15/22	6,600	6,598
CA Inc.	5.375%	12/1/19	3,500	4,012
Cisco Systems Inc.	1.625%	3/14/14	9,267	9,444
Cisco Systems Inc.	2.900%	11/17/14	1,975	2,083
Cisco Systems Inc.	5.500%	2/22/16	12,490	14,527
Cisco Systems Inc.	3.150%	3/14/17	5,465	5,998
Cisco Systems Inc.	4.950%	2/15/19	27,089	32,482
Cisco Systems Inc.	4.450%	1/15/20	23,845	27,974
Cisco Systems Inc.	5.900%	2/15/39	20,115	26,709
Cisco Systems Inc.	5.500%	1/15/40	3,975	5,109
Computer Sciences Corp.	6.500%	3/15/18	2,200	2,560
Corning Inc.	6.625%	5/15/19	3,180	3,992
Corning Inc.	4.250%	8/15/20	300	337
Corning Inc.	7.250%	8/15/36	300	384
Corning Inc.	4.700%	3/15/37	8,350	8,841
Corning Inc.	5.750%	8/15/40	4,525	5,493
Dell Inc.	2.300%	9/10/15	2,015	2,093
Dell Inc.	5.650%	4/15/18	6,225	7,251
Dell Inc.	5.875%	6/15/19	3,850	4,560
Dell Inc.	7.100%	4/15/28	3,100	3,871
Dell Inc.	6.500%	4/15/38	4,500	5,551
Equifax Inc.	4.450%	12/1/14	2,175	2,307
Equifax Inc.	6.300%	7/1/17	1,075	1,273
Fiserv Inc.	3.125%	10/1/15	1,100	1,149
Fiserv Inc.	3.125%	6/15/16	1,025	1,078
Fiserv Inc.	6.800%	11/20/17	5,950	7,157
Fiserv Inc.	3.500%	10/1/22	6,800	6,804
Google Inc.	2.125%	5/19/16	775	817
Google Inc.	3.625%	5/19/21	8,515	9,611
Harris Corp.	5.000%	10/1/15	3,675	4,069
Harris Corp.	5.950%	12/1/17	225	266
Harris Corp.	4.400%	12/15/20	1,725	1,873
Harris Corp.	6.150%	12/15/40	3,750	4,589
Hewlett-Packard Co.	1.250%	9/13/13	9,875	9,911
Hewlett-Packard Co.	6.125%	3/1/14	23,950	25,587
Hewlett-Packard Co.	1.550%	5/30/14	2,675	2,688
Hewlett-Packard Co.	4.750%	6/2/14	11,400	12,023
Hewlett-Packard Co.	2.625%	12/9/14	1,300	1,335

Hewlett-Packard Co.	2.350%	3/15/15	6,350	6,468
Hewlett-Packard Co.	2.125%	9/13/15	12,550	12,737
Hewlett-Packard Co.	2.200%	12/1/15	5,950	6,062
Hewlett-Packard Co.	3.000%	9/15/16	17,900	18,524
Hewlett-Packard Co.	3.300%	12/9/16	10,710	11,167
Hewlett-Packard Co.	5.400%	3/1/17	2,035	2,279
Hewlett-Packard Co.	2.600%	9/15/17	12,050	12,091
Hewlett-Packard Co.	5.500%	3/1/18	6,575	7,483
Hewlett-Packard Co.	3.750%	12/1/20	6,275	6,348
Hewlett-Packard Co.	4.300%	6/1/21	675	688
Hewlett-Packard Co.	4.375%	9/15/21	10,425	10,682
Hewlett-Packard Co.	4.650%	12/9/21	5,700	5,940
Hewlett-Packard Co.	4.050%	9/15/22	2,250	2,281
Hewlett-Packard Co.	6.000%	9/15/41	15,500	16,595
Intel Corp.	1.950%	10/1/16	4,625	4,851
Intel Corp.	3.300%	10/1/21	11,901	12,971
Intel Corp.	4.800%	10/1/41	17,200	20,144
International Business Machines Corp.	6.500%	10/15/13	2,796	2,973
International Business Machines Corp.	1.250%	5/12/14	300	304
International Business Machines Corp.	0.875%	10/31/14	200	202
International Business Machines Corp.	0.550%	2/6/15	8,000	8,018
International Business Machines Corp.	2.000%	1/5/16	2,000	2,090
International Business Machines Corp.	1.950%	7/22/16	35,775	37,346
International Business Machines Corp.	1.250%	2/6/17	5,000	5,088
International Business Machines Corp.	5.700%	9/14/17	35,351	43,283
International Business Machines Corp.	7.625%	10/15/18	6,475	8,774
International Business Machines Corp.	1.875%	5/15/19	1,025	1,065
International Business Machines Corp.	1.875%	8/1/22	3,700	3,603
International Business Machines Corp.	7.000%	10/30/25	965	1,429
International Business Machines Corp.	6.220%	8/1/27	9,850	13,476
International Business Machines Corp.	6.500%	1/15/28	600	820
International Business Machines Corp.	5.875%	11/29/32	875	1,200
International Business Machines Corp.	5.600%	11/30/39	8,989	11,995
International Business Machines Corp.	4.000%	6/20/42	9,252	9,997
Intuit Inc.	5.750%	3/15/17	1,900	2,208
Juniper Networks Inc.	3.100%	3/15/16	1,095	1,145
Juniper Networks Inc.	4.600%	3/15/21	1,500	1,608
Juniper Networks Inc.	5.950%	3/15/41	2,900	3,217
KLA-Tencor Corp.	6.900%	5/1/18	3,575	4,316
Lexmark International Inc.	6.650%	6/1/18	4,650	5,070
Microsoft Corp.	2.950%	6/1/14	7,900	8,245
Microsoft Corp.	1.625%	9/25/15	16,495	17,075
Microsoft Corp.	4.200%	6/1/19	6,625	7,753
Microsoft Corp.	3.000%	10/1/20	13,020	14,297
Microsoft Corp.	5.200%	6/1/39	2,075	2,705
Microsoft Corp.	4.500%	10/1/40	5,543	6,540
Microsoft Corp.	5.300%	2/8/41	5,190	6,873
Motorola Solutions Inc.	6.000%	11/15/17	3,075	3,663
Motorola Solutions Inc.	3.750%	5/15/22	6,350	6,608
Motorola Solutions Inc.	7.500%	5/15/25	850	1,058
Oracle Corp.	5.250%	1/15/16	28,071	32,293
Oracle Corp.	5.750%	4/15/18	14,427	17,900
Oracle Corp.	5.000%	7/8/19	16,825	20,450
Oracle Corp.	3.875%	7/15/20	9,775	11,193
Oracle Corp.	6.500%	4/15/38	3,850	5,508
Oracle Corp.	6.125%	7/8/39	7,950	10,923
Oracle Corp.	5.375%	7/15/40	19,425	24,888

Pitney Bowes Inc.	4.875%	8/15/14	250	262
Pitney Bowes Inc.	4.750%	1/15/16	12,000	12,824
Pitney Bowes Inc.	5.750%	9/15/17	7,000	7,632
Pitney Bowes Inc.	6.250%	3/15/19	200	220
Pitney Bowes Inc.	5.250%	1/15/37	450	462
SAIC Inc.	4.450%	12/1/20	1,850	2,031
SAIC Inc.	5.950%	12/1/40	2,550	2,919
Science Applications International Corp.	5.500%	7/1/33	7,370	7,499
Symantec Corp.	2.750%	9/15/15	600	623
Symantec Corp.	2.750%	6/15/17	3,450	3,549
Symantec Corp.	4.200%	9/15/20	7,200	7,530
Symantec Corp.	3.950%	6/15/22	5,925	6,019
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	2,150	2,217
Texas Instruments Inc.	0.450%	8/3/15	9,750	9,724
Texas Instruments Inc.	2.375%	5/16/16	3,425	3,628
Texas Instruments Inc.	1.650%	8/3/19	6,500	6,516
Tyco Electronics Group SA	7.125%	10/1/37	14,100	18,896
Verisk Analytics Inc.	4.125%	9/12/22	5,125	5,197
Xerox Corp.	8.250%	5/15/14	7,523	8,352
Xerox Corp.	4.250%	2/15/15	19,875	21,110
Xerox Corp.	6.400%	3/15/16	8,045	9,209
Xerox Corp.	6.750%	2/1/17	3,050	3,597
Xerox Corp.	2.950%	3/15/17	650	672
Xerox Corp.	6.350%	5/15/18	11,850	13,931
Xerox Corp.	5.625%	12/15/19	7,575	8,636
Xerox Corp.	6.750%	12/15/39	675	843

Transportation (0.4%)
4 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	1/31/21	995	1,044
4 American Airlines 2011-2 Class A Pass
Through Trust	8.625%	4/15/23	3,639	3,899
4 American Airlines Pass Through Trust 2009-
1A	10.375%	1/2/21	3,367	3,645
Burlington Northern Santa Fe LLC	7.000%	2/1/14	750	813
Burlington Northern Santa Fe LLC	5.650%	5/1/17	7,650	9,133
Burlington Northern Santa Fe LLC	5.750%	3/15/18	6,250	7,633
Burlington Northern Santa Fe LLC	3.600%	9/1/20	5,800	6,284
Burlington Northern Santa Fe LLC	3.450%	9/15/21	3,875	4,135
Burlington Northern Santa Fe LLC	3.050%	3/15/22	4,350	4,493
Burlington Northern Santa Fe LLC	3.050%	9/1/22	800	828
Burlington Northern Santa Fe LLC	7.000%	12/15/25	6,711	9,148
Burlington Northern Santa Fe LLC	7.950%	8/15/30	80	114
Burlington Northern Santa Fe LLC	6.200%	8/15/36	3,450	4,447
Burlington Northern Santa Fe LLC	6.150%	5/1/37	91	118
Burlington Northern Santa Fe LLC	5.750%	5/1/40	6,875	8,594
Burlington Northern Santa Fe LLC	5.050%	3/1/41	9,725	11,162
Burlington Northern Santa Fe LLC	5.400%	6/1/41	7,050	8,507
Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,775	2,010
Burlington Northern Santa Fe LLC	4.400%	3/15/42	5,875	6,239
Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,350	1,433
Canadian National Railway Co.	4.950%	1/15/14	1,875	1,983
Canadian National Railway Co.	5.800%	6/1/16	750	879
Canadian National Railway Co.	1.450%	12/15/16	1,825	1,864
Canadian National Railway Co.	5.850%	11/15/17	1,150	1,401
Canadian National Railway Co.	5.550%	3/1/19	2,160	2,648
Canadian National Railway Co.	2.850%	12/15/21	1,075	1,132

Canadian National Railway Co.	6.900%	7/15/28	2,375	3,314
Canadian National Railway Co.	6.250%	8/1/34	1,625	2,267
Canadian National Railway Co.	6.200%	6/1/36	2,675	3,668
Canadian National Railway Co.	6.375%	11/15/37	1,550	2,206
Canadian Pacific Railway Co.	4.450%	3/15/23	4,350	4,824
Canadian Pacific Railway Co.	7.125%	10/15/31	810	1,051
Canadian Pacific Railway Co.	5.950%	5/15/37	5,575	6,634
Canadian Pacific Railway Ltd.	5.750%	1/15/42	650	804
Con-way Inc.	6.700%	5/1/34	4,225	4,575
4 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	3/15/19	5,050	5,391
4 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	1,559	1,722
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	11/10/19	1,623	1,863
4 Continental Airlines 2012-1 Class A Pass
Through Trusts	4.150%	10/11/25	20,725	21,243
4 Continental Airlines 2012-2 Class A Pass
Through Certificates	4.000%	4/29/26	400	410
CSX Corp.	7.900%	5/1/17	2,795	3,561
CSX Corp.	6.250%	3/15/18	5,350	6,548
CSX Corp.	7.375%	2/1/19	35,100	44,858
CSX Corp.	6.000%	10/1/36	5,931	7,432
CSX Corp.	6.150%	5/1/37	2,325	2,966
CSX Corp.	6.220%	4/30/40	5,887	7,647
4 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	7,860	8,705
4 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	9,363	10,697
4 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	3,527	3,801
4 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	5/7/20	775	803
FedEx Corp.	2.625%	8/1/22	3,050	3,042
FedEx Corp.	3.875%	8/1/42	2,000	1,954
JB Hunt Transport Services Inc.	3.375%	9/15/15	10,100	10,450
Norfolk Southern Corp.	5.257%	9/17/14	45	49
Norfolk Southern Corp.	5.750%	1/15/16	8,200	9,402
Norfolk Southern Corp.	7.700%	5/15/17	5,125	6,473
Norfolk Southern Corp.	5.750%	4/1/18	2,575	3,097
Norfolk Southern Corp.	5.900%	6/15/19	11,450	13,985
Norfolk Southern Corp.	3.250%	12/1/21	4,400	4,645
6 Norfolk Southern Corp.	2.903%	2/15/23	4,473	4,541
Norfolk Southern Corp.	5.590%	5/17/25	102	128
Norfolk Southern Corp.	7.800%	5/15/27	4,400	6,464
Norfolk Southern Corp.	7.250%	2/15/31	4,042	5,766
Norfolk Southern Corp.	4.837%	10/1/41	11,566	13,200
Norfolk Southern Corp.	6.000%	5/23/11	9,175	11,197
Norfolk Southern Railway Co.	9.750%	6/15/20	1,554	2,246
Ryder System Inc.	5.850%	3/1/14	1,725	1,835
Ryder System Inc.	3.150%	3/2/15	5,275	5,482
Ryder System Inc.	7.200%	9/1/15	3,650	4,223
Ryder System Inc.	3.600%	3/1/16	3,650	3,878
Ryder System Inc.	5.850%	11/1/16	8,425	9,723
Ryder System Inc.	3.500%	6/1/17	1,625	1,721
Southwest Airlines Co.	5.250%	10/1/14	175	188
Southwest Airlines Co.	5.750%	12/15/16	2,925	3,332

Southwest Airlines Co.	5.125%	3/1/17	700	783
4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	1,636	1,866
4 UAL 2009-2A Pass Through Trust	9.750%	1/15/17	941	1,082
Union Pacific Corp.	5.700%	8/15/18	1,000	1,216
Union Pacific Corp.	4.000%	2/1/21	200	226
Union Pacific Corp.	4.163%	7/15/22	30,202	34,442
Union Pacific Corp.	6.625%	2/1/29	2,160	2,968
Union Pacific Corp.	5.780%	7/15/40	5,175	6,579
Union Pacific Corp.	4.750%	9/15/41	5,525	6,233
4 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	1,230	1,497
United Parcel Service Inc.	3.875%	4/1/14	10,175	10,707
United Parcel Service Inc.	1.125%	10/1/17	2,500	2,516
United Parcel Service Inc.	5.500%	1/15/18	2,360	2,869
United Parcel Service Inc.	5.125%	4/1/19	5,850	7,076
United Parcel Service Inc.	3.125%	1/15/21	22,860	24,626
United Parcel Service Inc.	2.450%	10/1/22	2,825	2,849
United Parcel Service Inc.	6.200%	1/15/38	4,650	6,540
United Parcel Service Inc.	3.625%	10/1/42	3,500	3,530
				13,983,413
Utilities (2.4%)
Electric (1.6%)
AEP Texas Central Co.	6.650%	2/15/33	2,300	2,977
Alabama Power Co.	5.200%	6/1/41	2,800	3,504
Alabama Power Co.	4.100%	1/15/42	4,875	5,124
Ameren Corp.	8.875%	5/15/14	1,000	1,113
Ameren Illinois Co.	6.125%	11/15/17	1,300	1,580
Appalachian Power Co.	3.400%	5/24/15	5,250	5,555
Appalachian Power Co.	7.950%	1/15/20	350	473
Appalachian Power Co.	4.600%	3/30/21	5,975	6,928
Appalachian Power Co.	5.800%	10/1/35	1,150	1,414
Appalachian Power Co.	6.375%	4/1/36	2,800	3,596
Appalachian Power Co.	7.000%	4/1/38	500	698
Arizona Public Service Co.	5.800%	6/30/14	4,672	5,081
Arizona Public Service Co.	4.650%	5/15/15	2,925	3,189
Arizona Public Service Co.	8.750%	3/1/19	2,300	3,037
Arizona Public Service Co.	5.500%	9/1/35	3,580	4,315
Arizona Public Service Co.	4.500%	4/1/42	6,600	7,194
Atlantic City Electric Co.	7.750%	11/15/18	5,225	7,027
Baltimore Gas & Electric Co.	5.900%	10/1/16	3,525	4,140
Baltimore Gas & Electric Co.	3.500%	11/15/21	1,700	1,822
Baltimore Gas & Electric Co.	6.350%	10/1/36	625	842
Carolina Power & Light Co.	5.300%	1/15/19	35,600	43,009
Carolina Power & Light Co.	6.300%	4/1/38	5,599	7,691
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	6,500	6,504
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	300	434
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	11,175	10,837
CenterPoint Energy Inc.	6.500%	5/1/18	70	84
Cleco Power LLC	6.500%	12/1/35	4,300	5,393
Cleco Power LLC	6.000%	12/1/40	4,075	4,920
Cleveland Electric Illuminating Co.	5.650%	12/15/13	175	184
Cleveland Electric Illuminating Co.	7.880%	11/1/17	2,677	3,372
Cleveland Electric Illuminating Co.	5.500%	8/15/24	900	1,087
Commonwealth Edison Co.	5.950%	8/15/16	11,630	13,703
Commonwealth Edison Co.	6.150%	9/15/17	13,650	16,736
Commonwealth Edison Co.	5.800%	3/15/18	2,975	3,659

Commonwealth Edison Co.	4.000%	8/1/20	2,175	2,471
Commonwealth Edison Co.	3.400%	9/1/21	3,000	3,291
Commonwealth Edison Co.	5.875%	2/1/33	490	631
Commonwealth Edison Co.	5.900%	3/15/36	2,686	3,532
Commonwealth Edison Co.	6.450%	1/15/38	9,205	12,959
Connecticut Light & Power Co.	6.350%	6/1/36	5,100	7,010
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	1,400	1,602
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	5,675	6,672
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	350	434
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	5,975	7,759
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,100	7,537
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	10,865	14,426
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,000	4,154
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,025	1,503
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,725	7,509
Consolidated Natural Gas Co.	5.000%	12/1/14	4,725	5,124
Constellation Energy Group Inc.	4.550%	6/15/15	8,631	9,383
Constellation Energy Group Inc.	5.150%	12/1/20	4,500	5,247
Consumers Energy Co.	5.500%	8/15/16	1,800	2,097
Consumers Energy Co.	6.125%	3/15/19	9,550	11,823
Consumers Energy Co.	6.700%	9/15/19	5,000	6,543
Consumers Energy Co.	2.850%	5/15/22	8,725	9,103
Delmarva Power & Light Co.	4.000%	6/1/42	225	242
Detroit Edison Co.	3.450%	10/1/20	1,700	1,897
Detroit Edison Co.	3.900%	6/1/21	1,575	1,774
Detroit Edison Co.	2.650%	6/15/22	2,300	2,367
Detroit Edison Co.	5.700%	10/1/37	950	1,238
Detroit Edison Co.	3.950%	6/15/42	7,790	8,155
Dominion Resources Inc.	1.800%	3/15/14	3,800	3,863
Dominion Resources Inc.	5.150%	7/15/15	15,608	17,355
Dominion Resources Inc.	2.250%	9/1/15	2,880	3,003
Dominion Resources Inc.	1.950%	8/15/16	5,450	5,651
Dominion Resources Inc.	6.000%	11/30/17	4,625	5,599
Dominion Resources Inc.	6.400%	6/15/18	290	363
Dominion Resources Inc.	8.875%	1/15/19	430	587
Dominion Resources Inc.	4.450%	3/15/21	18,025	20,653
Dominion Resources Inc.	6.300%	3/15/33	1,400	1,792
Dominion Resources Inc.	5.250%	8/1/33	2,575	2,984
Dominion Resources Inc.	5.950%	6/15/35	8,775	11,145
Dominion Resources Inc.	4.900%	8/1/41	8,150	9,508
4 Dominion Resources Inc.	7.500%	6/30/66	3,775	4,096
DTE Energy Co.	6.375%	4/15/33	4,325	5,633
Duke Energy Carolinas LLC	5.750%	11/15/13	400	424
Duke Energy Carolinas LLC	4.300%	6/15/20	5,700	6,603
Duke Energy Carolinas LLC	6.000%	12/1/28	4,670	5,845
Duke Energy Carolinas LLC	6.450%	10/15/32	1,575	2,085
Duke Energy Carolinas LLC	6.100%	6/1/37	7,725	10,024
Duke Energy Carolinas LLC	6.000%	1/15/38	5,676	7,397
Duke Energy Carolinas LLC	6.050%	4/15/38	3,180	4,193
Duke Energy Carolinas LLC	5.300%	2/15/40	3,275	3,974
Duke Energy Carolinas LLC	4.250%	12/15/41	5,000	5,295
Duke Energy Corp.	6.300%	2/1/14	2,520	2,703
Duke Energy Corp.	3.950%	9/15/14	4,225	4,479
Duke Energy Corp.	3.350%	4/1/15	6,575	6,958
Duke Energy Corp.	2.150%	11/15/16	9,075	9,400
Duke Energy Corp.	1.625%	8/15/17	7,925	7,951
Duke Energy Corp.	5.050%	9/15/19	11,200	13,118

Duke Energy Corp.	3.550%	9/15/21	7,500	7,965
Duke Energy Corp.	3.050%	8/15/22	3,900	3,952
Duke Energy Indiana Inc.	6.050%	6/15/16	325	380
Duke Energy Indiana Inc.	6.120%	10/15/35	1,075	1,352
Duke Energy Indiana Inc.	6.350%	8/15/38	8,100	11,039
Duke Energy Indiana Inc.	6.450%	4/1/39	900	1,255
Duke Energy Indiana Inc.	4.200%	3/15/42	2,875	2,934
Duke Energy Ohio Inc.	5.450%	4/1/19	8	10
El Paso Electric Co.	6.000%	5/15/35	1,725	2,071
Enersis SA	7.375%	1/15/14	1,000	1,067
Entergy Arkansas Inc.	3.750%	2/15/21	2,500	2,699
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	8,675	10,135
Entergy Louisiana LLC	1.875%	12/15/14	1,900	1,954
Entergy Louisiana LLC	5.400%	11/1/24	325	401
Exelon Corp.	4.900%	6/15/15	7,000	7,692
Exelon Corp.	5.625%	6/15/35	1,500	1,718
Exelon Generation Co. LLC	5.350%	1/15/14	3,148	3,319
Exelon Generation Co. LLC	6.200%	10/1/17	5,255	6,273
Exelon Generation Co. LLC	4.000%	10/1/20	6,800	7,204
Exelon Generation Co. LLC	6.250%	10/1/39	1,175	1,361
6 Exelon Generation Co. LLC	5.600%	6/15/42	2,926	3,135
FirstEnergy Corp.	7.375%	11/15/31	8,155	10,691
FirstEnergy Solutions Corp.	4.800%	2/15/15	7,025	7,588
FirstEnergy Solutions Corp.	6.050%	8/15/21	75	84
FirstEnergy Solutions Corp.	6.800%	8/15/39	2,800	3,093
Florida Power & Light Co.	5.550%	11/1/17	1,850	2,265
Florida Power & Light Co.	5.950%	10/1/33	225	302
Florida Power & Light Co.	5.625%	4/1/34	3,825	4,931
Florida Power & Light Co.	4.950%	6/1/35	550	654
Florida Power & Light Co.	5.400%	9/1/35	5,650	7,096
Florida Power & Light Co.	6.200%	6/1/36	4,900	6,773
Florida Power & Light Co.	5.650%	2/1/37	4,175	5,434
Florida Power & Light Co.	5.850%	5/1/37	1,675	2,237
Florida Power & Light Co.	5.950%	2/1/38	9,850	13,376
Florida Power & Light Co.	5.960%	4/1/39	1,175	1,597
Florida Power & Light Co.	4.125%	2/1/42	10,150	10,901
Florida Power Corp.	5.650%	6/15/18	3,100	3,773
Florida Power Corp.	6.350%	9/15/37	10,725	14,537
Florida Power Corp.	6.400%	6/15/38	7,200	9,874
Florida Power Corp.	5.650%	4/1/40	1,000	1,262
Georgia Power Co.	6.000%	11/1/13	3,000	3,176
Georgia Power Co.	0.750%	8/10/15	10,675	10,706
Georgia Power Co.	3.000%	4/15/16	3,400	3,661
Georgia Power Co.	5.700%	6/1/17	16,444	19,867
Georgia Power Co.	2.850%	5/15/22	8,650	8,965
Georgia Power Co.	5.650%	3/1/37	325	406
Georgia Power Co.	5.950%	2/1/39	2,000	2,632
Georgia Power Co.	5.400%	6/1/40	4,000	4,933
Georgia Power Co.	4.750%	9/1/40	2,200	2,476
Georgia Power Co.	4.300%	3/15/42	8,125	8,605
Great Plains Energy Inc.	4.850%	6/1/21	1,200	1,345
Iberdrola International BV	6.750%	7/15/36	3,650	3,870
Indiana Michigan Power Co.	7.000%	3/15/19	625	780
Indiana Michigan Power Co.	6.050%	3/15/37	8,175	10,184
4 Integrys Energy Group Inc.	6.110%	12/1/66	4,990	5,239
Interstate Power & Light Co.	6.250%	7/15/39	2,400	3,168
Jersey Central Power & Light Co.	5.625%	5/1/16	8,700	10,059

Jersey Central Power & Light Co.	5.650%	6/1/17	4,600	5,403
4 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,583	2,944
Kansas City Power & Light Co.	6.050%	11/15/35	1,725	2,124
Kansas City Power & Light Co.	5.300%	10/1/41	5,450	6,300
4 Kansas Gas & Electric Co.	5.647%	3/29/21	138	153
Kentucky Utilities Co.	1.625%	11/1/15	4,850	4,987
Kentucky Utilities Co.	3.250%	11/1/20	3,550	3,848
Kentucky Utilities Co.	5.125%	11/1/40	2,410	3,012
LG&E & KU Energy LLC	2.125%	11/15/15	2,800	2,852
LG&E & KU Energy LLC	3.750%	11/15/20	3,655	3,831
Louisville Gas & Electric Co.	5.125%	11/15/40	2,075	2,560
Metropolitan Edison Co.	7.700%	1/15/19	5,236	6,631
MidAmerican Energy Co.	5.950%	7/15/17	1,825	2,218
MidAmerican Energy Co.	5.300%	3/15/18	450	539
MidAmerican Energy Co.	6.750%	12/30/31	4,650	6,394
MidAmerican Energy Co.	5.750%	11/1/35	1,400	1,792
MidAmerican Energy Holdings Co.	5.000%	2/15/14	1,175	1,243
MidAmerican Energy Holdings Co.	5.750%	4/1/18	8,575	10,377
MidAmerican Energy Holdings Co.	8.480%	9/15/28	965	1,426
MidAmerican Energy Holdings Co.	6.125%	4/1/36	33,924	43,386
MidAmerican Energy Holdings Co.	5.950%	5/15/37	9,250	11,654
MidAmerican Energy Holdings Co.	6.500%	9/15/37	2,390	3,199
Mississippi Power Co.	4.250%	3/15/42	7,775	8,002
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	2,265	2,396
National Rural Utilities Cooperative Finance
Corp.	1.000%	2/2/15	200	202
National Rural Utilities Cooperative Finance
Corp.	3.875%	9/16/15	6,750	7,339
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	4,600	5,456
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	11,585	13,916
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	21,280	31,468
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	4,550	6,935
Nevada Power Co.	7.125%	3/15/19	16,965	22,161
Nevada Power Co.	6.650%	4/1/36	775	1,070
Nevada Power Co.	6.750%	7/1/37	6,627	9,329
Nevada Power Co.	5.375%	9/15/40	3,905	4,759
Nevada Power Co.	5.450%	5/15/41	900	1,114
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	3,825	3,891
NextEra Energy Capital Holdings Inc.	1.200%	6/1/15	400	403
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	2,000	2,076
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	825	993
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	20,650	24,392
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,175	2,300
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	2,750	2,942
Northern States Power Co.	1.950%	8/15/15	2,225	2,307
Northern States Power Co.	5.250%	3/1/18	1,875	2,275
Northern States Power Co.	5.250%	7/15/35	325	402
Northern States Power Co.	6.250%	6/1/36	1,650	2,307
Northern States Power Co.	6.200%	7/1/37	5,425	7,601
Northern States Power Co.	5.350%	11/1/39	9,296	11,889
Northern States Power Co.	4.850%	8/15/40	525	634
NSTAR Electric Co.	4.875%	4/15/14	1,600	1,703

NSTAR Electric Co.	5.625%	11/15/17	5,350	6,417
NSTAR Electric Co.	5.500%	3/15/40	2,950	3,819
NSTAR LLC	4.500%	11/15/19	6,535	7,444
Oglethorpe Power Corp.	5.950%	11/1/39	1,700	2,208
Oglethorpe Power Corp.	5.375%	11/1/40	4,800	5,726
Ohio Edison Co.	6.400%	7/15/16	3,800	4,505
Ohio Power Co.	6.000%	6/1/16	3,275	3,809
Ohio Power Co.	6.600%	2/15/33	1,500	1,968
Ohio Power Co.	5.850%	10/1/35	5,450	6,853
Oklahoma Gas & Electric Co.	5.850%	6/1/40	2,925	3,762
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	7,340	8,156
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	3,325	4,095
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	1,750	1,857
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	5,371	6,727
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	2,125	2,592
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	3,680	4,668
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,805	2,343
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	325	347
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	425	461
Pacific Gas & Electric Co.	4.800%	3/1/14	16,975	17,962
Pacific Gas & Electric Co.	5.625%	11/30/17	3,425	4,170
Pacific Gas & Electric Co.	3.500%	10/1/20	19,650	21,675
Pacific Gas & Electric Co.	4.250%	5/15/21	4,650	5,361
Pacific Gas & Electric Co.	6.050%	3/1/34	25,982	34,046
Pacific Gas & Electric Co.	5.800%	3/1/37	16,875	21,369
Pacific Gas & Electric Co.	6.350%	2/15/38	1,800	2,456
Pacific Gas & Electric Co.	6.250%	3/1/39	3,775	5,108
PacifiCorp	7.700%	11/15/31	1,174	1,769
PacifiCorp	5.250%	6/15/35	100	121
PacifiCorp	5.750%	4/1/37	150	195
PacifiCorp	6.250%	10/15/37	8,625	11,951
PacifiCorp	6.000%	1/15/39	1,025	1,385
PacifiCorp	4.100%	2/1/42	4,825	5,116
Peco Energy Co.	5.350%	3/1/18	675	812
Peco Energy Co.	2.375%	9/15/22	2,925	2,962
Pennsylvania Electric Co.	6.050%	9/1/17	3,426	4,055
Pennsylvania Electric Co.	5.200%	4/1/20	10,400	11,960
Pennsylvania Electric Co.	6.150%	10/1/38	10,400	12,581
Pepco Holdings Inc.	2.700%	10/1/15	150	156
Potomac Electric Power Co.	6.500%	11/15/37	7,882	11,292
PPL Electric Utilities Corp.	3.000%	9/15/21	1,075	1,141
PPL Electric Utilities Corp.	6.250%	5/15/39	4,600	6,420
PPL Electric Utilities Corp.	5.200%	7/15/41	3,140	3,912
PPL Energy Supply LLC	5.400%	8/15/14	800	853
PPL Energy Supply LLC	6.200%	5/15/16	1,545	1,749
PPL Energy Supply LLC	6.500%	5/1/18	8,025	9,450
PPL Energy Supply LLC	4.600%	12/15/21	2,825	3,032
Progress Energy Inc.	6.050%	3/15/14	875	939
Progress Energy Inc.	4.875%	12/1/19	8,100	9,427
Progress Energy Inc.	7.750%	3/1/31	1,625	2,284
Progress Energy Inc.	7.000%	10/30/31	900	1,192
Progress Energy Inc.	6.000%	12/1/39	6,700	8,403
PSEG Power LLC	5.000%	4/1/14	3,150	3,343
PSEG Power LLC	5.500%	12/1/15	14,230	15,869
PSEG Power LLC	2.750%	9/15/16	4,400	4,606
PSEG Power LLC	5.125%	4/15/20	1,701	1,953
PSEG Power LLC	4.150%	9/15/21	3,900	4,217

PSEG Power LLC	8.625%	4/15/31	350	515
Public Service Co. of Colorado	5.500%	4/1/14	165	177
Public Service Co. of Colorado	5.800%	8/1/18	1,475	1,825
Public Service Co. of Colorado	5.125%	6/1/19	8,825	10,669
Public Service Co. of Colorado	3.200%	11/15/20	1,775	1,943
Public Service Co. of Colorado	2.250%	9/15/22	3,150	3,157
Public Service Co. of Colorado	6.250%	9/1/37	2,325	3,252
Public Service Co. of Colorado	4.750%	8/15/41	2,925	3,462
Public Service Co. of Colorado	3.600%	9/15/42	10,450	10,320
Public Service Co. of Oklahoma	5.150%	12/1/19	100	116
Public Service Co. of Oklahoma	6.625%	11/15/37	4,675	6,187
Public Service Electric & Gas Co.	0.850%	8/15/14	2,500	2,516
Public Service Electric & Gas Co.	2.700%	5/1/15	3,300	3,473
Public Service Electric & Gas Co.	3.500%	8/15/20	500	557
Public Service Electric & Gas Co.	5.800%	5/1/37	4,600	6,151
Public Service Electric & Gas Co.	5.375%	11/1/39	5,772	7,418
Public Service Electric & Gas Co.	3.950%	5/1/42	14,575	15,557
Puget Sound Energy Inc.	5.483%	6/1/35	800	1,012
Puget Sound Energy Inc.	6.274%	3/15/37	5,175	7,265
Puget Sound Energy Inc.	5.757%	10/1/39	2,675	3,533
Puget Sound Energy Inc.	5.795%	3/15/40	1,515	2,000
Puget Sound Energy Inc.	5.764%	7/15/40	1,700	2,221
Puget Sound Energy Inc.	5.638%	4/15/41	3,025	3,932
Puget Sound Energy Inc.	4.434%	11/15/41	3,900	4,364
San Diego Gas & Electric Co.	5.300%	11/15/15	2,100	2,401
San Diego Gas & Electric Co.	5.350%	5/15/35	800	1,017
San Diego Gas & Electric Co.	6.000%	6/1/39	1,080	1,508
San Diego Gas & Electric Co.	4.500%	8/15/40	2,450	2,841
San Diego Gas & Electric Co.	3.950%	11/15/41	8,225	8,682
SCANA Corp.	4.750%	5/15/21	2,675	2,904
SCANA Corp.	4.125%	2/1/22	1,075	1,111
Scottish Power Ltd.	5.375%	3/15/15	4,000	4,242
Sierra Pacific Power Co.	6.000%	5/15/16	4,925	5,754
Sierra Pacific Power Co.	6.750%	7/1/37	4,250	5,900
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,710	2,153
South Carolina Electric & Gas Co.	6.625%	2/1/32	5,825	7,823
South Carolina Electric & Gas Co.	5.300%	5/15/33	220	261
South Carolina Electric & Gas Co.	6.050%	1/15/38	4,300	5,687
South Carolina Electric & Gas Co.	5.450%	2/1/41	4,200	5,219
South Carolina Electric & Gas Co.	4.350%	2/1/42	6,400	6,890
Southern California Edison Co.	5.000%	1/15/14	3,350	3,548
Southern California Edison Co.	4.650%	4/1/15	3,600	3,946
Southern California Edison Co.	5.000%	1/15/16	1,175	1,336
Southern California Edison Co.	3.875%	6/1/21	26,875	30,535
Southern California Edison Co.	6.650%	4/1/29	1,536	2,044
Southern California Edison Co.	6.000%	1/15/34	5,975	7,935
Southern California Edison Co.	5.750%	4/1/35	925	1,203
Southern California Edison Co.	5.350%	7/15/35	4,400	5,465
Southern California Edison Co.	5.550%	1/15/36	1,400	1,794
Southern California Edison Co.	5.625%	2/1/36	6,275	8,083
Southern California Edison Co.	5.550%	1/15/37	6,975	8,953
Southern California Edison Co.	5.950%	2/1/38	410	551
Southern California Edison Co.	4.500%	9/1/40	5,075	5,808
Southern California Edison Co.	3.900%	12/1/41	300	310
Southern Co.	4.150%	5/15/14	3,850	4,065
Southern Power Co.	4.875%	7/15/15	1,550	1,707
Southern Power Co.	5.150%	9/15/41	11,050	12,761

Southwestern Electric Power Co.	5.550%	1/15/17	400	453
Southwestern Electric Power Co.	5.875%	3/1/18	1,142	1,346
Southwestern Electric Power Co.	6.450%	1/15/19	3,625	4,457
Southwestern Electric Power Co.	6.200%	3/15/40	2,175	2,779
Southwestern Public Service Co.	4.500%	8/15/41	1,425	1,602
Tampa Electric Co.	6.100%	5/15/18	275	344
Tampa Electric Co.	5.400%	5/15/21	2,262	2,801
Tampa Electric Co.	2.600%	9/15/22	3,025	3,053
Tampa Electric Co.	6.550%	5/15/36	3,000	4,186
Tampa Electric Co.	4.100%	6/15/42	2,050	2,174
TECO Finance Inc.	4.000%	3/15/16	2,650	2,885
TECO Finance Inc.	6.572%	11/1/17	2,200	2,684
TECO Finance Inc.	5.150%	3/15/20	2,475	2,919
Toledo Edison Co.	6.150%	5/15/37	6,525	8,164
TransAlta Corp.	4.750%	1/15/15	1,050	1,109
TransAlta Corp.	6.650%	5/15/18	1,325	1,523
TransAlta Corp.	6.500%	3/15/40	650	684
Tucson Electric Power Co.	5.150%	11/15/21	2,125	2,373
UIL Holdings Corp.	4.625%	10/1/20	2,650	2,793
Union Electric Co.	6.700%	2/1/19	4,916	6,282
Union Electric Co.	5.300%	8/1/37	3,000	3,676
Union Electric Co.	8.450%	3/15/39	1,725	2,946
Union Electric Co.	3.900%	9/15/42	2,225	2,281
Virginia Electric & Power Co.	5.400%	1/15/16	1,300	1,495
Virginia Electric & Power Co.	5.400%	4/30/18	3,170	3,847
Virginia Electric & Power Co.	5.000%	6/30/19	3,500	4,185
Virginia Electric & Power Co.	2.950%	1/15/22	2,975	3,153
Virginia Electric & Power Co.	3.450%	9/1/22	250	273
Virginia Electric & Power Co.	6.000%	1/15/36	5,575	7,502
Virginia Electric & Power Co.	6.000%	5/15/37	1,925	2,595
Virginia Electric & Power Co.	6.350%	11/30/37	3,450	4,791
Westar Energy Inc.	4.125%	3/1/42	8,300	8,900
Wisconsin Electric Power Co.	4.250%	12/15/19	4,600	5,346
Wisconsin Electric Power Co.	2.950%	9/15/21	2,500	2,634
Wisconsin Electric Power Co.	5.625%	5/15/33	1,025	1,289
4 Wisconsin Energy Corp.	6.250%	5/15/67	15,675	16,733
Wisconsin Power & Light Co.	6.375%	8/15/37	4,780	6,760
Xcel Energy Inc.	5.613%	4/1/17	592	696
Xcel Energy Inc.	4.700%	5/15/20	1,000	1,165
Xcel Energy Inc.	6.500%	7/1/36	3,050	4,178

Natural Gas (0.8%)
AGL Capital Corp.	5.250%	8/15/19	800	942
AGL Capital Corp.	3.500%	9/15/21	3,550	3,859
AGL Capital Corp.	5.875%	3/15/41	3,310	4,353
Atmos Energy Corp.	4.950%	10/15/14	2,320	2,510
Atmos Energy Corp.	8.500%	3/15/19	1,850	2,477
Atmos Energy Corp.	5.500%	6/15/41	10,450	13,155
Boardwalk Pipelines LP	5.500%	2/1/17	3,725	4,107
British Transco Finance Inc.	6.625%	6/1/18	2,235	2,714
Buckeye Partners LP	6.050%	1/15/18	350	392
CenterPoint Energy Resources Corp.	6.150%	5/1/16	1,350	1,557
CenterPoint Energy Resources Corp.	4.500%	1/15/21	4,226	4,793
CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,750	2,209
DCP Midstream LLC	8.125%	8/16/30	200	265
DCP Midstream Operating LP	3.250%	10/1/15	3,325	3,411
DCP Midstream Operating LP	4.950%	4/1/22	1,650	1,740

El Paso Natural Gas Co. LLC	5.950%	4/15/17	12,955	14,922
El Paso Natural Gas Co. LLC	8.625%	1/15/22	6,755	9,105
El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	5,000	5,520
El Paso Pipeline Partners Operating Co. LLC	7.500%	11/15/40	6,650	8,562
Enbridge Energy Partners LP	6.500%	4/15/18	7,583	9,187
Enbridge Energy Partners LP	9.875%	3/1/19	7,975	10,853
Enbridge Energy Partners LP	7.500%	4/15/38	11,720	15,713
Enbridge Inc.	5.800%	6/15/14	175	189
Enbridge Inc.	5.600%	4/1/17	3,825	4,438
Energy Transfer Partners LP	8.500%	4/15/14	5,066	5,597
Energy Transfer Partners LP	5.950%	2/1/15	8,475	9,301
Energy Transfer Partners LP	6.125%	2/15/17	1,225	1,407
Energy Transfer Partners LP	6.700%	7/1/18	340	404
Energy Transfer Partners LP	9.000%	4/15/19	35,053	45,314
Energy Transfer Partners LP	5.200%	2/1/22	8,000	8,910
Energy Transfer Partners LP	6.625%	10/15/36	2,050	2,323
Energy Transfer Partners LP	7.500%	7/1/38	2,590	3,131
Energy Transfer Partners LP	6.050%	6/1/41	800	876
Energy Transfer Partners LP	6.500%	2/1/42	8,220	9,518
7 Enron Corp.	7.625%	9/10/04	1,600	—
7 Enron Corp.	6.625%	11/15/05	1,075	—
7 Enron Corp.	7.125%	5/15/07	6,846	1
7 Enron Corp.	6.875%	10/15/07	6,700	1
7 Enron Corp.	6.750%	8/1/09	5,145	1
Enterprise Products Operating LLC	9.750%	1/31/14	12,165	13,573
Enterprise Products Operating LLC	5.600%	10/15/14	200	219
Enterprise Products Operating LLC	5.000%	3/1/15	3,185	3,491
Enterprise Products Operating LLC	6.300%	9/15/17	13,000	15,817
Enterprise Products Operating LLC	6.650%	4/15/18	5,450	6,705
Enterprise Products Operating LLC	6.500%	1/31/19	6,429	7,995
Enterprise Products Operating LLC	5.200%	9/1/20	335	396
Enterprise Products Operating LLC	6.875%	3/1/33	2,113	2,699
Enterprise Products Operating LLC	6.650%	10/15/34	8,400	10,554
Enterprise Products Operating LLC	7.550%	4/15/38	2,925	3,948
Enterprise Products Operating LLC	6.125%	10/15/39	5,160	6,271
Enterprise Products Operating LLC	6.450%	9/1/40	725	898
Enterprise Products Operating LLC	5.950%	2/1/41	1,400	1,668
Enterprise Products Operating LLC	5.700%	2/15/42	10,800	12,589
Enterprise Products Operating LLC	4.850%	8/15/42	4,905	5,112
Enterprise Products Operating LLC	4.450%	2/15/43	6,000	5,942
6 Gulf South Pipeline Co. LP	4.000%	6/15/22	1,050	1,057
7 HNG Internorth	9.625%	3/15/06	3,680	—
KeySpan Corp.	8.000%	11/15/30	50	69
Kinder Morgan Energy Partners LP	5.000%	12/15/13	12,425	13,052
Kinder Morgan Energy Partners LP	5.125%	11/15/14	1,925	2,093
Kinder Morgan Energy Partners LP	3.500%	3/1/16	300	323
Kinder Morgan Energy Partners LP	6.000%	2/1/17	230	270
Kinder Morgan Energy Partners LP	5.950%	2/15/18	32,275	38,903
Kinder Morgan Energy Partners LP	6.850%	2/15/20	10,025	12,632
Kinder Morgan Energy Partners LP	5.800%	3/1/21	4,250	5,068
Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,455	3,118
Kinder Morgan Energy Partners LP	5.800%	3/15/35	100	113
Kinder Morgan Energy Partners LP	6.500%	2/1/37	15,400	18,485
Kinder Morgan Energy Partners LP	6.950%	1/15/38	3,425	4,384
Kinder Morgan Energy Partners LP	6.500%	9/1/39	6,130	7,525
Kinder Morgan Energy Partners LP	6.550%	9/15/40	3,750	4,660
Kinder Morgan Energy Partners LP	5.625%	9/1/41	9,000	10,217

Magellan Midstream Partners LP	6.400%	7/15/18	9,000	11,083
Magellan Midstream Partners LP	6.550%	7/15/19	9,025	11,106
Magellan Midstream Partners LP	4.250%	2/1/21	3,920	4,299
Magellan Midstream Partners LP	6.400%	5/1/37	2,100	2,675
National Fuel Gas Co.	4.900%	12/1/21	550	597
National Grid plc	6.300%	8/1/16	8,600	9,971
Nisource Finance Corp.	5.400%	7/15/14	5,108	5,477
Nisource Finance Corp.	5.250%	9/15/17	925	1,071
Nisource Finance Corp.	6.400%	3/15/18	13,625	16,623
Nisource Finance Corp.	6.800%	1/15/19	150	182
Nisource Finance Corp.	5.450%	9/15/20	1,600	1,884
Nisource Finance Corp.	4.450%	12/1/21	3,750	4,172
Nisource Finance Corp.	6.125%	3/1/22	1,825	2,235
Nisource Finance Corp.	6.250%	12/15/40	8,875	11,161
Nisource Finance Corp.	5.800%	2/1/42	4,475	5,368
Nisource Finance Corp.	5.250%	2/15/43	325	365
ONEOK Inc.	5.200%	6/15/15	4,000	4,355
ONEOK Inc.	4.250%	2/1/22	1,000	1,084
ONEOK Inc.	6.000%	6/15/35	5,850	6,404
ONEOK Partners LP	3.250%	2/1/16	2,500	2,636
ONEOK Partners LP	6.150%	10/1/16	4,525	5,287
ONEOK Partners LP	8.625%	3/1/19	16,575	21,767
ONEOK Partners LP	3.375%	10/1/22	300	302
ONEOK Partners LP	6.650%	10/1/36	5,374	6,411
ONEOK Partners LP	6.850%	10/15/37	4,925	6,056
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	8,050	9,523
Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	300	368
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	4,440	5,279
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	1,675	2,070
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	2,475	3,322
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	1,400	1,698
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	700	820
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	6,900	7,319
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	6,425	7,278
Questar Corp.	2.750%	2/1/16	600	630
Sempra Energy	2.000%	3/15/14	8,225	8,362
Sempra Energy	2.300%	4/1/17	5,925	6,197
Sempra Energy	6.150%	6/15/18	2,100	2,611
Sempra Energy	2.875%	10/1/22	4,175	4,230
Sempra Energy	6.000%	10/15/39	17,905	23,367
Southern California Gas Co.	5.750%	11/15/35	950	1,256
Southern California Gas Co.	3.750%	9/15/42	4,725	4,820
6 Southern Natural Gas Co. LLC	5.900%	4/1/17	5,690	6,678
Southern Natural Gas Co. LLC	8.000%	3/1/32	5,832	8,351
Southern Union Co.	7.600%	2/1/24	3,810	4,836
Spectra Energy Capital LLC	5.500%	3/1/14	3,125	3,313
Spectra Energy Capital LLC	5.668%	8/15/14	150	162
Spectra Energy Capital LLC	6.200%	4/15/18	4,885	5,910
Spectra Energy Capital LLC	6.750%	2/15/32	2,250	2,723
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	750	868

	Sunoco Logistics Partners Operations LP	6.100%	2/15/42	4,000	4,385
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	120	161
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,342	1,870
	Texas Gas Transmission LLC	4.600%	6/1/15	2,875	3,122
	TransCanada PipeLines Ltd.	0.875%	3/2/15	6,350	6,403
	TransCanada PipeLines Ltd.	3.400%	6/1/15	500	535
	TransCanada PipeLines Ltd.	6.500%	8/15/18	14,500	18,181
	TransCanada PipeLines Ltd.	3.800%	10/1/20	7,900	8,919
	TransCanada PipeLines Ltd.	2.500%	8/1/22	13,825	13,929
	TransCanada PipeLines Ltd.	5.600%	3/31/34	3,055	3,859
	TransCanada PipeLines Ltd.	5.850%	3/15/36	13,825	18,208
	TransCanada PipeLines Ltd.	6.200%	10/15/37	7,425	10,188
	TransCanada PipeLines Ltd.	7.250%	8/15/38	2,017	3,009
	TransCanada PipeLines Ltd.	7.625%	1/15/39	354	547
4	TransCanada PipeLines Ltd.	6.350%	5/15/67	17,771	19,015
	Williams Cos. Inc.	7.875%	9/1/21	694	913
	Williams Cos. Inc.	7.500%	1/15/31	4,696	5,890
	Williams Cos. Inc.	7.750%	6/15/31	1,085	1,389
	Williams Cos. Inc.	8.750%	3/15/32	441	612
	Williams Partners LP	3.800%	2/15/15	2,900	3,083
	Williams Partners LP	5.250%	3/15/20	36,145	41,973
	Williams Partners LP	4.000%	11/15/21	4,050	4,373
	Williams Partners LP	6.300%	4/15/40	2,920	3,681
	Williams Partners LP / Williams Partners
	Finance Corp.	7.250%	2/1/17	11,225	13,758

	Other Utility (0.0%)
	American Water Capital Corp.	6.085%	10/15/17	10,200	12,134
	American Water Capital Corp.	6.593%	10/15/37	5,645	7,299
	United Utilities plc	5.375%	2/1/19	3,450	3,807
	United Utilities plc	6.875%	8/15/28	850	972
	Veolia Environnement SA	6.000%	6/1/18	5,495	6,408
	Veolia Environnement SA	6.750%	6/1/38	825	990

					2,763,919
Total Corporate Bonds (Cost $22,473,921)					25,021,598
Sovereign Bonds (U.S. Dollar-Denominated) (4.6%)
	African Development Bank	3.000%	5/27/14	17,625	18,368
	African Development Bank	2.500%	3/15/16	300	319
	African Development Bank	1.250%	9/2/16	6,850	7,007
	African Development Bank	1.125%	3/15/17	7,350	7,469
	Asian Development Bank	2.750%	5/21/14	18,145	18,828
	Asian Development Bank	0.875%	6/10/14	5,550	5,600
	Asian Development Bank	4.250%	10/20/14	5,875	6,313
	Asian Development Bank	2.625%	2/9/15	30,175	31,718
	Asian Development Bank	0.500%	8/17/15	17,950	18,031
	Asian Development Bank	2.500%	3/15/16	15,000	15,969
	Asian Development Bank	5.500%	6/27/16	5,175	6,117
	Asian Development Bank	1.125%	3/15/17	19,500	19,884
	Asian Development Bank	5.250%	6/12/17	600	724
	Asian Development Bank	5.593%	7/16/18	3,528	4,335
	Asian Development Bank	1.875%	10/23/18	11,250	11,855
	Asian Development Bank	1.750%	3/21/19	14,550	15,108
	Banco do Brasil SA	3.875%	1/23/17	3,125	3,253
	Canada	2.375%	9/10/14	4,524	4,725
	Canada	0.875%	2/14/17	34,350	34,837

China Development Bank Corp.	4.750%	10/8/14	3,700	3,947
China Development Bank Corp.	5.000%	10/15/15	1,450	1,601
6 Corp Nacional del Cobre de Chile	3.000%	7/17/22	1,400	1,405
Corp. Andina de Fomento	5.125%	5/5/15	800	868
Corp. Andina de Fomento	3.750%	1/15/16	6,125	6,420
Corp. Andina de Fomento	8.125%	6/4/19	21,300	27,540
Corp. Andina de Fomento	4.375%	6/15/22	19,644	21,302
Council Of Europe Development Bank	2.750%	2/10/15	5,675	5,948
Council Of Europe Development Bank	2.625%	2/16/16	6,950	7,349
Council Of Europe Development Bank	1.500%	2/22/17	11,950	12,229
Council Of Europe Development Bank	1.500%	6/19/17	3,300	3,383
8 Development Bank of Japan Inc.	4.250%	6/9/15	11,375	12,467
Ecopetrol SA	7.625%	7/23/19	1,500	1,926
European Bank for Reconstruction &
Development	2.750%	4/20/15	19,100	20,070
European Bank for Reconstruction &
Development	1.625%	9/3/15	6,550	6,770
European Bank for Reconstruction &
Development	2.500%	3/15/16	20,100	21,292
European Bank for Reconstruction &
Development	1.375%	10/20/16	2,550	2,617
European Bank for Reconstruction &
Development	1.000%	2/16/17	5,000	5,067
European Bank for Reconstruction &
Development	0.750%	9/1/17	11,500	11,497
European Investment Bank	1.250%	2/14/14	8,800	8,902
European Investment Bank	2.375%	3/14/14	25,550	26,246
European Investment Bank	1.500%	5/15/14	39,400	40,070
European Investment Bank	4.625%	5/15/14	35,882	38,272
European Investment Bank	3.125%	6/4/14	55,200	57,574
European Investment Bank	1.125%	8/15/14	43,050	43,603
European Investment Bank	2.875%	1/15/15	15,400	16,210
European Investment Bank	2.750%	3/23/15	20,500	21,604
European Investment Bank	1.125%	4/15/15	34,800	35,318
European Investment Bank	1.000%	7/15/15	14,865	15,035
European Investment Bank	1.625%	9/1/15	19,525	20,116
European Investment Bank	1.375%	10/20/15	19,325	19,797
European Investment Bank	4.875%	2/16/16	19,250	21,876
European Investment Bank	2.500%	5/16/16	29,250	31,014
European Investment Bank	2.125%	7/15/16	21,800	22,870
European Investment Bank	5.125%	9/13/16	18,700	21,830
European Investment Bank	1.250%	10/14/16	23,925	24,356
European Investment Bank	4.875%	1/17/17	30,625	35,685
European Investment Bank	1.750%	3/15/17	41,800	43,402
European Investment Bank	5.125%	5/30/17	45,545	54,222
European Investment Bank	1.625%	6/15/17	4,900	5,055
European Investment Bank	1.125%	9/15/17	26,075	26,285
European Investment Bank	1.000%	12/15/17	22,500	22,502
European Investment Bank	2.875%	9/15/20	18,400	19,755
European Investment Bank	4.000%	2/16/21	34,475	39,811
European Investment Bank	4.875%	2/15/36	300	357
Export Development Canada	3.125%	4/24/14	225	235
Export Development Canada	2.250%	5/28/15	3,500	3,680
Export Development Canada	0.500%	9/15/15	9,725	9,772
Export Development Canada	1.250%	10/26/16	12,750	13,168
Export-Import Bank of Korea	8.125%	1/21/14	18,550	20,193
Export-Import Bank of Korea	5.875%	1/14/15	19,025	20,908

Export-Import Bank of Korea	5.125%	3/16/15	2,500	2,717
Export-Import Bank of Korea	4.125%	9/9/15	4,925	5,294
Export-Import Bank of Korea	3.750%	10/20/16	11,550	12,445
Export-Import Bank of Korea	4.000%	1/11/17	6,000	6,526
Export-Import Bank of Korea	5.125%	6/29/20	5,700	6,645
Export-Import Bank of Korea	4.375%	9/15/21	3,725	4,167
Export-Import Bank of Korea	5.000%	4/11/22	3,950	4,660
Federative Republic of Brazil	7.875%	3/7/15	8,200	9,561
Federative Republic of Brazil	6.000%	1/17/17	32,930	39,318
4 Federative Republic of Brazil	8.000%	1/15/18	14,930	17,737
Federative Republic of Brazil	5.875%	1/15/19	42,825	53,317
Federative Republic of Brazil	8.875%	10/14/19	11,650	16,863
Federative Republic of Brazil	4.875%	1/22/21	36,550	43,673
Federative Republic of Brazil	8.875%	4/15/24	3,125	5,031
Federative Republic of Brazil	8.875%	4/15/24	1,500	2,411
Federative Republic of Brazil	8.750%	2/4/25	12,550	20,205
Federative Republic of Brazil	10.125%	5/15/27	12,325	22,277
Federative Republic of Brazil	8.250%	1/20/34	16,525	27,184
Federative Republic of Brazil	7.125%	1/20/37	17,381	26,035
Federative Republic of Brazil	11.000%	8/17/40	13,300	16,984
Federative Republic of Brazil	5.625%	1/7/41	38,325	49,113
Hydro-Quebec	7.500%	4/1/16	2,155	2,644
Hydro-Quebec	2.000%	6/30/16	25,075	25,969
Hydro-Quebec	1.375%	6/19/17	3,700	3,754
Hydro-Quebec	8.400%	1/15/22	8,175	11,866
Hydro-Quebec	8.050%	7/7/24	3,115	4,663
Hydro-Quebec	8.500%	12/1/29	700	1,153
Inter-American Development Bank	3.000%	4/22/14	23,700	24,659
Inter-American Development Bank	2.250%	7/15/15	8,100	8,483
Inter-American Development Bank	0.500%	8/17/15	8,500	8,538
Inter-American Development Bank	4.250%	9/14/15	7,395	8,227
Inter-American Development Bank	5.125%	9/13/16	6,900	8,137
Inter-American Development Bank	1.375%	10/18/16	350	360
Inter-American Development Bank	1.125%	3/15/17	20,300	20,722
Inter-American Development Bank	2.375%	8/15/17	22,800	24,561
Inter-American Development Bank	1.750%	8/24/18	4,900	5,143
Inter-American Development Bank	4.250%	9/10/18	2,950	3,491
Inter-American Development Bank	1.125%	9/12/19	1,750	1,743
Inter-American Development Bank	3.875%	9/17/19	57,400	67,617
Inter-American Development Bank	3.875%	2/14/20	6,425	7,547
Inter-American Development Bank	7.000%	6/15/25	2,950	4,230
Inter-American Development Bank	3.200%	8/7/42	4,500	4,358
International Bank for Reconstruction &
Development	3.500%	10/8/13	29,450	30,378
International Bank for Reconstruction &
Development	0.500%	11/26/13	28,900	28,972
International Bank for Reconstruction &
Development	2.375%	5/26/15	43,425	45,734
International Bank for Reconstruction &
Development	2.125%	3/15/16	44,275	46,662
International Bank for Reconstruction &
Development	5.000%	4/1/16	18,325	21,209
International Bank for Reconstruction &
Development	1.000%	9/15/16	13,250	13,448
International Bank for Reconstruction &
Development	0.875%	4/17/17	63,175	63,827

International Bank for Reconstruction &
Development	7.625%	1/19/23	3,700	5,525
International Bank for Reconstruction &
Development	8.875%	3/1/26	1,050	1,795
International Bank for Reconstruction &
Development	4.750%	2/15/35	1,150	1,453
International Finance Corp.	3.000%	4/22/14	26,437	27,503
International Finance Corp.	2.750%	4/20/15	10,375	11,007
International Finance Corp.	2.250%	4/11/16	9,000	9,566
International Finance Corp.	1.125%	11/23/16	28,950	29,572
International Finance Corp.	1.000%	4/24/17	3,975	4,023
International Finance Corp.	2.125%	11/17/17	14,975	16,009
8 Japan Bank for International Cooperation	2.875%	2/2/15	16,750	17,648
8 Japan Bank for International Cooperation	2.500%	1/21/16	6,100	6,456
8 Japan Bank for International Cooperation	2.500%	5/18/16	6,100	6,487
8 Japan Bank for International Cooperation	2.250%	7/13/16	12,125	12,794
8 Japan Bank for International Cooperation	1.125%	7/19/17	39,100	39,391
8 Japan Finance Organization for Municipalities	4.625%	4/21/15	6,850	7,537
8 Japan Finance Organization for Municipalities	5.000%	5/16/17	4,000	4,709
8 Japan Finance Organization for Municipalities	4.000%	1/13/21	9,200	10,687
9 KFW	4.000%	10/15/13	23,825	24,700
9 KFW	1.375%	1/13/14	19,175	19,369
9 KFW	3.500%	3/10/14	22,925	23,900
9 KFW	1.500%	4/4/14	13,675	13,893
9 KFW	4.125%	10/15/14	2,550	2,740
9 KFW	2.750%	10/21/14	15,275	15,950
9 KFW	1.000%	1/12/15	48,500	49,098
9 KFW	2.625%	3/3/15	28,625	30,014
9 KFW	0.625%	4/24/15	48,225	48,222
9 KFW	1.250%	10/26/15	11,575	11,837
9 KFW	2.625%	2/16/16	27,900	29,779
9 KFW	5.125%	3/14/16	36,250	41,696
9 KFW	2.000%	6/1/16	38,400	40,193
9 KFW	1.250%	10/5/16	42,575	43,489
9 KFW	4.875%	1/17/17	680	798
9 KFW	1.250%	2/15/17	64,425	65,791
9 KFW	0.875%	9/5/17	26,650	26,662
9 KFW	4.375%	3/15/18	17,975	20,899
9 KFW	4.500%	7/16/18	14,325	16,957
9 KFW	4.875%	6/17/19	24,825	30,361
9 KFW	4.000%	1/27/20	43,750	51,031
9 KFW	2.750%	9/8/20	45,900	49,345
9 KFW	2.375%	8/25/21	10,000	10,359
9 KFW	2.000%	10/4/22	23,500	23,224
9 KFW	0.000%	4/18/36	18,450	8,580
Korea Development Bank	8.000%	1/23/14	10,800	11,736
Korea Development Bank	4.375%	8/10/15	6,275	6,777
Korea Development Bank	3.250%	3/9/16	12,800	13,436
Korea Development Bank	4.000%	9/9/16	4,250	4,612
Korea Development Bank	3.875%	5/4/17	5,900	6,404
Korea Development Bank	3.500%	8/22/17	3,275	3,517
Korea Finance Corp.	3.250%	9/20/16	11,100	11,667
Korea Finance Corp.	2.250%	8/7/17	850	860
Korea Finance Corp.	4.625%	11/16/21	5,975	6,778
Landesbank Baden-Wuerttemberg	7.625%	2/1/23	300	393
9 Landwirtschaftliche Rentenbank	3.125%	7/15/15	12,195	13,019
9 Landwirtschaftliche Rentenbank	4.875%	11/16/15	9,250	10,453

9	Landwirtschaftliche Rentenbank	2.500%	2/15/16	2,675	2,842
9	Landwirtschaftliche Rentenbank	2.125%	7/15/16	10,750	11,335
9	Landwirtschaftliche Rentenbank	5.000%	11/8/16	76	88
9	Landwirtschaftliche Rentenbank	5.125%	2/1/17	9,775	11,544
9	Landwirtschaftliche Rentenbank	0.875%	9/12/17	11,825	11,802
9	Landwirtschaftliche Rentenbank	1.875%	9/17/18	12,500	13,033
	Nordic Investment Bank	2.625%	10/6/14	9,600	10,001
	Nordic Investment Bank	2.500%	7/15/15	9,200	9,733
	Nordic Investment Bank	2.250%	3/15/16	3,175	3,364
	Nordic Investment Bank	5.000%	2/1/17	5,200	6,123
	Nordic Investment Bank	1.000%	3/7/17	1,650	1,668
	North American Development Bank	4.375%	2/11/20	2,600	2,951
10	Oesterreichische Kontrollbank AG	1.375%	1/21/14	1,475	1,493
10	Oesterreichische Kontrollbank AG	4.500%	3/9/15	125	137
10	Oesterreichische Kontrollbank AG	1.125%	7/6/15	1,700	1,719
10	Oesterreichische Kontrollbank AG	1.750%	10/5/15	5,300	5,449
10	Oesterreichische Kontrollbank AG	2.000%	6/3/16	10,700	11,077
10	Oesterreichische Kontrollbank AG	5.000%	4/25/17	19,995	23,275
	Pemex Project Funding Master Trust	5.750%	3/1/18	39,775	46,514
	Pemex Project Funding Master Trust	6.625%	6/15/35	22,171	27,554
	Pemex Project Funding Master Trust	6.625%	6/15/38	5,975	7,476
	People's Republic of China	4.750%	10/29/13	5,700	5,943
	Petrobras International Finance Co. - Pifco	2.875%	2/6/15	2,150	2,208
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	12,200	12,908
	Petrobras International Finance Co. - Pifco	6.125%	10/6/16	14,263	16,162
	Petrobras International Finance Co. - Pifco	3.500%	2/6/17	16,900	17,659
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	30,500	34,613
	Petrobras International Finance Co. - Pifco	8.375%	12/10/18	10,250	12,972
	Petrobras International Finance Co. - Pifco	7.875%	3/15/19	21,208	26,627
	Petrobras International Finance Co. - Pifco	5.750%	1/20/20	7,252	8,233
	Petrobras International Finance Co. - Pifco	5.375%	1/27/21	18,400	20,747
	Petrobras International Finance Co. - Pifco	6.875%	1/20/40	13,700	17,175
	Petrobras International Finance Co. - Pifco	6.750%	1/27/41	25,875	32,080
	Petroleos Mexicanos	4.875%	3/15/15	13,550	14,560
	Petroleos Mexicanos	8.000%	5/3/19	5,200	6,812
	Petroleos Mexicanos	6.000%	3/5/20	10,825	12,952
	Petroleos Mexicanos	5.500%	1/21/21	5,120	5,991
	Petroleos Mexicanos	4.875%	1/24/22	5,100	5,744
	Petroleos Mexicanos	6.500%	6/2/41	36,075	44,419
	Petroleos Mexicanos	5.500%	6/27/44	975	1,061
6	Petronas Capital Ltd.	5.250%	8/12/19	1,000	1,177
	Province of British Columbia	2.850%	6/15/15	15,300	16,291
	Province of British Columbia	2.100%	5/18/16	22,000	23,251
	Province of British Columbia	1.200%	4/25/17	7,000	7,149
	Province of British Columbia	2.650%	9/22/21	1,550	1,656
	Province of British Columbia	6.500%	1/15/26	260	375
	Province of Manitoba	1.375%	4/28/14	200	203
	Province of Manitoba	2.625%	7/15/15	8,750	9,245
	Province of Manitoba	4.900%	12/6/16	13,200	15,492
	Province of Manitoba	1.300%	4/3/17	4,875	4,981
	Province of Manitoba	1.750%	5/30/19	800	817
	Province of Manitoba Canada	2.100%	9/6/22	6,000	6,090
	Province of New Brunswick	2.750%	6/15/18	14,750	16,258
	Province of Nova Scotia	2.375%	7/21/15	8,000	8,406
	Province of Nova Scotia	5.125%	1/26/17	3,500	4,114
	Province of Ontario	1.375%	1/27/14	16,575	16,806
	Province of Ontario	4.100%	6/16/14	27,670	29,384

Province of Ontario	2.950%	2/5/15	5,080	5,364
Province of Ontario	0.950%	5/26/15	35,525	35,903
Province of Ontario	2.700%	6/16/15	23,375	24,686
Province of Ontario	1.875%	9/15/15	10,300	10,661
Province of Ontario	4.750%	1/19/16	5,375	6,059
Province of Ontario	5.450%	4/27/16	30,325	35,350
Province of Ontario	2.300%	5/10/16	5,700	5,998
Province of Ontario	1.600%	9/21/16	10,650	10,971
Province of Ontario	3.150%	12/15/17	13,000	14,236
Province of Ontario	3.000%	7/16/18	8,475	9,299
Province of Ontario	1.650%	9/27/19	8,300	8,337
Province of Ontario	4.000%	10/7/19	21,225	24,594
Province of Ontario	4.400%	4/14/20	20,575	24,384
Province of Ontario	2.450%	6/29/22	9,975	10,084
Quebec	4.875%	5/5/14	4,125	4,421
Quebec	4.600%	5/26/15	7,800	8,645
Quebec	5.000%	3/1/16	200	230
Quebec	5.125%	11/14/16	21,200	24,945
Quebec	4.625%	5/14/18	11,800	13,913
Quebec	3.500%	7/29/20	16,450	18,350
Quebec	2.750%	8/25/21	16,325	17,218
Quebec	7.500%	7/15/23	450	644
Quebec	7.125%	2/9/24	905	1,276
Quebec	7.500%	9/15/29	7,877	12,191
6 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	350	377
6 Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.750%	9/30/19	350	438
Region of Lombardy Italy	5.804%	10/25/32	6,395	4,869
Federative Republic of Brazil	2.625%	1/5/23	10,750	10,761
Republic of Chile	3.875%	8/5/20	8,850	9,980
Republic of Chile	3.250%	9/14/21	1,000	1,081
Republic of Columbia	8.250%	12/22/14	3,200	3,695
Republic of Columbia	7.375%	1/27/17	18,075	22,413
Republic of Columbia	7.375%	3/18/19	13,300	17,556
Republic of Columbia	11.750%	2/25/20	3,350	5,435
Republic of Columbia	4.375%	7/12/21	14,675	16,898
Republic of Columbia	8.125%	5/21/24	6,350	9,462
Republic of Columbia	7.375%	9/18/37	9,722	14,909
Republic of Columbia	6.125%	1/18/41	25,075	33,808
Republic of Finland	6.950%	2/15/26	1,905	2,754
Republic of Italy	4.500%	1/21/15	20,650	21,362
Republic of Italy	3.125%	1/26/15	24,800	24,934
Republic of Italy	4.750%	1/25/16	24,850	25,588
Republic of Italy	5.250%	9/20/16	31,326	32,764
Republic of Italy	5.375%	6/12/17	9,050	9,473
Republic of Italy	6.875%	9/27/23	12,015	13,237
Republic of Italy	5.375%	6/15/33	16,575	15,627
Republic of Korea	5.750%	4/16/14	8,700	9,338
Republic of Korea	4.875%	9/22/14	625	673
Republic of Korea	7.125%	4/16/19	8,013	10,413
Republic of Korea	5.625%	11/3/25	1,425	1,866
Republic of Panama	7.250%	3/15/15	500	573
Republic of Panama	5.200%	1/30/20	20,125	24,120
Republic of Panama	7.125%	1/29/26	14,150	20,058
Republic of Panama	8.875%	9/30/27	650	1,050
Republic of Panama	9.375%	4/1/29	800	1,360
4 Republic of Panama	6.700%	1/26/36	15,065	21,068
Republic of Peru	7.125%	3/30/19	20,700	27,427

	Republic of Peru	7.350%	7/21/25	9,875	14,403
	Republic of Peru	8.750%	11/21/33	11,392	19,590
4	Republic of Peru	6.550%	3/14/37	12,350	18,124
	Republic of Peru	5.625%	11/18/50	16,275	20,865
	Republic of Poland	5.250%	1/15/14	1,695	1,784
	Republic of Poland	3.875%	7/16/15	15,100	16,081
	Republic of Poland	5.000%	10/19/15	2,875	3,184
	Republic of Poland	6.375%	7/15/19	42,825	52,889
	Republic of Poland	5.125%	4/21/21	11,425	13,310
	Republic of Poland	5.000%	3/23/22	16,725	19,372
	Republic of Poland	3.000%	3/17/23	11,850	11,622
	Republic of South Africa	6.500%	6/2/14	2,425	2,641
	Republic of South Africa	6.875%	5/27/19	14,875	18,783
	Republic of South Africa	5.500%	3/9/20	11,650	13,834
	Republic of South Africa	4.665%	1/17/24	16,925	19,041
	Republic of South Africa	6.250%	3/8/41	6,900	9,092
4	Oriental Republic of Uruguay	8.000%	11/18/22	1,400	2,034
4	Oriental Republic of Uruguay	7.625%	3/21/36	5,975	9,276
	State of Israel	5.125%	3/1/14	800	842
	State of Israel	5.500%	11/9/16	8,100	9,305
	State of Israel	5.125%	3/26/19	18,700	21,488
	State of Israel	4.000%	6/30/22	9,100	9,606
	Statoil ASA	3.875%	4/15/14	7,250	7,619
	Statoil ASA	2.900%	10/15/14	4,625	4,847
	Statoil ASA	1.800%	11/23/16	3,550	3,686
	Statoil ASA	3.125%	8/17/17	9,225	10,152
	Statoil ASA	5.250%	4/15/19	11,825	14,342
	Statoil ASA	3.150%	1/23/22	8,350	8,939
	Statoil ASA	7.750%	6/15/23	25	36
	Statoil ASA	7.250%	9/23/27	5,375	7,800
6	Statoil ASA	6.500%	12/1/28	975	1,325
	Statoil ASA	7.150%	1/15/29	2,950	4,205
	Statoil ASA	5.100%	8/17/40	5,700	7,070
	Statoil ASA	4.250%	11/23/41	2,550	2,824
	Svensk Exportkredit AB	3.250%	9/16/14	7,775	8,154
	Svensk Exportkredit AB	1.750%	10/20/15	13,000	13,369
	Svensk Exportkredit AB	2.125%	7/13/16	7,950	8,249
	Svensk Exportkredit AB	5.125%	3/1/17	1,350	1,577
	Svensk Exportkredit AB	1.750%	5/30/17	8,650	8,823
6	Temasek Financial I Ltd.	5.375%	11/23/39	500	654
	United Mexican States	5.875%	2/17/14	32,775	34,873
	United Mexican States	6.625%	3/3/15	433	490
	United Mexican States	11.375%	9/15/16	4,775	6,613
	United Mexican States	5.625%	1/15/17	46,979	55,041
	United Mexican States	5.950%	3/19/19	24,400	30,329
	United Mexican States	3.625%	3/15/22	14,550	15,872
	United Mexican States	8.300%	8/15/31	24,300	39,062
	United Mexican States	6.750%	9/27/34	39,646	56,255
	United Mexican States	6.050%	1/11/40	10,155	13,506
	United Mexican States	4.750%	3/8/44	53,602	59,561
	United Mexican States	5.750%	10/12/10	11,380	13,538
Total Sovereign Bonds (Cost $4,826,215)					5,233,682
Taxable Municipal Bonds (1.0%)
	Alameda County CA Joint Powers Authority
	Lease Revenue	7.046%	12/1/44	200	257
	American Municipal Power Ohio Inc. Revenue
	(Prairie State Energy Campus Project)	7.834%	2/15/41	1,000	1,424

American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	950	1,131
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	4,775	5,872
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	1,750	2,059
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	1,525	2,084
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	8,600	12,687
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	2,375	3,082
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	4,075	5,710
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	6,250	8,868
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,200	1,747
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	9,030	12,887
California Educational Facilities Authority
Revenue (Stanford University)	3.625%	5/1/14	7,650	8,033
California Educational Facilities Authority
Revenue (Stanford University)	4.250%	5/1/16	2,250	2,524
California GO	5.250%	4/1/14	3,775	4,020
California GO	5.750%	3/1/17	10,750	12,442
California GO	6.200%	3/1/19	1,400	1,667
California GO	6.200%	10/1/19	11,175	13,444
California GO	5.700%	11/1/21	10,000	11,457
California GO	7.500%	4/1/34	22,550	30,072
California GO	7.950%	3/1/36	500	600
California GO	7.550%	4/1/39	3,415	4,661
California GO	7.300%	10/1/39	5,000	6,658
California GO	7.350%	11/1/39	21,900	29,572
California GO	7.625%	3/1/40	13,250	18,285
California GO	7.600%	11/1/40	9,150	12,701
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,500	1,906
Chicago IL Board of Education GO	6.319%	11/1/29	3,125	3,642
Chicago IL Board of Education GO	6.138%	12/1/39	650	707
Chicago IL GO	7.781%	1/1/35	1,850	2,409
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	9,350	12,291
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	1,450	1,670
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	1,500	1,955
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	2,850	3,216
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	7,125	8,645
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	1,700	2,177
Chicago IL Water Revenue	6.742%	11/1/40	2,150	2,885
Clark County NV Airport Revenue	6.881%	7/1/42	1,475	1,718
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	6,375	7,925

	Connecticut GO	5.090%	10/1/30	8,600	10,003
	Connecticut GO	5.850%	3/15/32	5,375	6,792
	Connecticut Special Tax Revenue
	(Transportation Infrastructure)	5.459%	11/1/30	3,300	3,949
	Cook County IL GO	6.229%	11/15/34	1,950	2,237
	Curators of the University of Missouri System
	Facilities Revenue	5.960%	11/1/39	3,000	3,970
	Curators of the University of Missouri System
	Facilities Revenue	5.792%	11/1/41	3,000	3,901
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	2,100	2,738
	Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	7,850	9,585
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,050	1,442
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	4,700	5,808
	Dallas TX Independent School District GO	6.450%	2/15/35	3,850	4,841
	Dartmouth College New Hampshire GO	4.750%	6/1/19	1,185	1,410
	Denver CO City & County School District No.
	1 GO	5.664%	12/1/33	1,325	1,677
	Denver CO Public Schools Revenue (City &
	County of Denver School District No. 1)
	COP	7.017%	12/15/37	2,100	2,936
	District of Columbia Income Tax Revenue	5.591%	12/1/34	1,125	1,410
	District of Columbia Income Tax Revenue	5.582%	12/1/35	1,600	2,014
	East Baton Rouge LA Sewer Commission
	Revenue	6.087%	2/1/45	2,300	2,621
	East Bay CA Municipal Utility District Water
	System Revenue	5.874%	6/1/40	2,100	2,828
	Energy Northwest Washington Electric
	Revenue (Columbia Generating Station)	2.197%	7/1/19	4,000	4,083
	George Washington University District of
	Columbia GO	3.485%	9/15/22	8,400	8,962
	Georgia GO	4.503%	11/1/25	5,900	6,851
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	8,555	10,044
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	5,980	6,936
	Georgia Municipal Electric Power Authority
	Revenue	7.055%	4/1/57	3,425	3,742
	Harvard University Massachusetts GO	4.875%	10/15/40	7,600	9,475
	Howard Hughes Medical Institute Maryland
	Revenue	3.450%	9/1/14	4,050	4,290
	Illinois GO	4.071%	1/1/14	9,600	9,952
	Illinois GO	4.511%	3/1/15	11,650	12,299
	Illinois GO	5.365%	3/1/17	15,950	17,784
	Illinois GO	5.877%	3/1/19	8,345	9,445
	Illinois GO	4.950%	6/1/23	13,275	13,824
	Illinois GO	5.100%	6/1/33	46,014	44,640
	Illinois GO	6.630%	2/1/35	2,800	3,161
	Illinois GO	6.725%	4/1/35	5,275	6,013
	Illinois GO	7.350%	7/1/35	650	784
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	880	1,128
	Illinois Toll Highway Authority Revenue	5.851%	12/1/34	1,650	2,079
	Indianapolis IN Local Public Improvement
	Revenue	6.116%	1/15/40	9,700	12,897
	Johns Hopkins University Maryland GO	5.250%	7/1/19	7,950	9,632
11	Kansas Development Finance Authority
	Revenue (Public Employees Retirement
	System)	5.501%	5/1/34	4,300	5,047

	Kentucky Asset/Liability Commission General
	Fund Revenue	3.165%	4/1/18	800	841
	Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	1,700	2,314
	Los Angeles CA Community College District
	GO	6.600%	8/1/42	5,325	7,184
	Los Angeles CA Department of Water &
	Power Revenue	5.716%	7/1/39	2,200	2,783
	Los Angeles CA Department of Water &
	Power Revenue	6.008%	7/1/39	6,350	8,167
	Los Angeles CA Department of Water &
	Power Revenue	6.166%	7/1/40	1,550	1,800
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	2,700	3,924
	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	350	516
	Los Angeles CA Unified School District GO	5.750%	7/1/34	9,225	10,866
	Los Angeles CA Unified School District GO	6.758%	7/1/34	7,175	9,559
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	5,200	6,575
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.488%	8/1/33	4,300	5,623
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.618%	8/1/40	2,250	3,041
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	2,330	3,140
	Massachusetts GO	4.200%	12/1/21	5,000	5,750
	Massachusetts GO	4.500%	8/1/31	500	567
	Massachusetts GO	5.456%	12/1/39	4,600	5,784
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	2,550	3,332
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	1,000	1,329
	Massachusetts Water Pollution Abatement
	Trust	5.192%	8/1/40	2,825	3,432
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	2,350	2,808
	Metropolitan Government of Nashville &
	Davidson County TN GO	5.707%	7/1/34	2,625	3,334
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	1,475	1,772
	Metropolitan Water District of Southern
	California Water Revenue	6.947%	7/1/40	1,650	2,049
	Mississippi GO	5.245%	11/1/34	1,375	1,667
	Missouri Highways & Transportation
	Commission Road Revenue	5.445%	5/1/33	1,650	2,041
12	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	14,250	18,200
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	5.754%	12/15/28	12,075	14,377
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.104%	12/15/28	3,500	4,070
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.561%	12/15/40	575	779
13	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	200	213
13	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	2,350	2,465
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	13,900	20,689

New Jersey Turnpike Authority Revenue	7.102%	1/1/41	3,750	5,387
New York City NY GO	6.246%	6/1/35	2,150	2,516
New York City NY GO	5.968%	3/1/36	3,200	4,194
New York City NY GO	5.985%	12/1/36	1,650	2,104
New York City NY GO	5.517%	10/1/37	8,000	10,010
New York City NY GO	5.846%	6/1/40	2,100	2,764
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	1,400	1,890
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.724%	6/15/42	450	606
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	2,900	4,025
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,468
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	4,400	5,635
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	15,645	21,473
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	6,300	8,423
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	2,125	2,688
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	8,950	11,343
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,955	16,462
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	975	1,258
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.548%	11/15/31	700	883
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	2,175	2,620
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	4,170	5,501
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	6,900	8,357
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	3,150	3,753
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	2,210	2,759
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	1,425	1,781
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	5,875	7,285
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	1,600	2,021
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	3,050	4,198
Ohio State University General Receipts
Revenue	4.910%	6/1/40	4,400	5,277
Ohio State University General Receipts
Revenue	4.800%	6/1/11	2,675	3,072
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	2,550	2,968
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	2,090	2,957

	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	2,425	3,185
	Oregon GO	5.762%	6/1/23	1,950	2,447
	Oregon GO	5.892%	6/1/27	2,725	3,387
13	Oregon School Boards Association GO	4.759%	6/30/28	2,075	2,373
11	Oregon School Boards Association GO	5.528%	6/30/28	1,200	1,445
	Partners Healthcare System Massachusetts
	GO	3.443%	7/1/21	3,450	3,647
	Pennsylvania GO	4.650%	2/15/26	2,875	3,381
	Pennsylvania GO	5.350%	5/1/30	7,400	8,207
	Pennsylvania Public School Building Authority
	Lease Revenue (School District of
	Philadelphia)	5.000%	9/15/27	2,600	3,004
	Pennsylvania Turnpike Commission Revenue	6.105%	12/1/39	400	505
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	1,450	1,738
	Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	1,475	1,784
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	2,550	3,281
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	11,550	14,559
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	22,900	23,047
	Princeton University New Jersey GO	5.700%	3/1/39	3,625	5,024
	Puerto Rico Government Development Bank
	GO	3.670%	5/1/14	4,000	4,060
	Puerto Rico Government Development Bank
	GO	4.704%	5/1/16	3,450	3,553
	Regional Transportation District of Colorado
	Sales Tax Revenue	5.844%	11/1/50	3,500	4,809
	Rutgers State University NJ Revenue	5.665%	5/1/40	1,850	2,357
	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue	4.839%	1/1/41	1,900	2,285
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	4,325	5,862
	San Antonio TX Electric & Gas Systems
	Revenue	5.718%	2/1/41	2,725	3,537
	San Antonio TX Electric & Gas Systems
	Revenue	5.808%	2/1/41	4,650	6,062
	San Antonio TX Electric & Gas Systems
	Revenue	4.427%	2/1/42	5,500	6,080
	San Diego County CA Water Authority
	Revenue	6.138%	5/1/49	2,320	3,074
	San Francisco CA City & County Public
	Utilities Commission Water Revenue	6.000%	11/1/40	4,950	6,176
	Santa Clara Valley CA Transportation
	Authority Sales Tax Revenue	5.876%	4/1/32	8,900	11,014
	South Carolina Public Service Authority
	Revenue	6.454%	1/1/50	2,000	2,766
	Texas GO	5.517%	4/1/39	3,160	4,163
	Texas Transportation Commission Revenue	5.028%	4/1/26	2,100	2,560
	Texas Transportation Commission Revenue	5.178%	4/1/30	5,025	6,114
	Texas Transportation Commission Revenue	4.631%	4/1/33	6,450	7,660
	Texas Transportation Commission Revenue	4.681%	4/1/40	2,750	3,214
	Tufts University Massachusetts GO	5.017%	4/15/12	8,325	9,565
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	4,250	5,607

	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	2,575	3,525
	University of California Revenue	0.887%	7/1/13	1,250	1,255
	University of California Revenue	6.270%	5/15/31	500	574
	University of California Revenue	5.770%	5/15/43	1,220	1,503
	University of California Revenue	5.946%	5/15/45	13,100	16,312
	University of California Revenue	4.858%	5/15/12	18,000	18,627
	University of Massachusetts Building Authority
	Revenue	5.450%	11/1/40	1,700	2,094
	University of Pennsylvania GO	4.674%	9/1/12	10,350	11,694
	University of Southern California Revenue	5.250%	10/1/11	3,900	4,952
	University of Texas System Revenue
	Financing System Revenue	5.262%	7/1/39	1,650	2,066
	University of Texas System Revenue
	Financing System Revenue	6.276%	8/15/41	1,525	1,813
	University of Texas System Revenue
	Financing System Revenue	5.134%	8/15/42	100	126
	University of Texas System Revenue
	Financing System Revenue	4.794%	8/15/46	2,300	2,736
	University of Virginia Revenue	6.200%	9/1/39	3,000	4,311
	Utah GO	4.554%	7/1/24	2,525	3,022
	Utah GO	3.539%	7/1/25	6,300	6,867
	Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	400	540
	Washington Convention Center Public
	Facilities District Revenue	6.790%	7/1/40	400	493
	Washington GO	5.090%	8/1/33	9,025	10,905
	Washington GO	5.481%	8/1/39	870	1,106
	Washington GO	5.140%	8/1/40	6,035	7,502
11	Wisconsin GO	4.800%	5/1/13	2,525	2,591
11	Wisconsin GO	5.700%	5/1/26	2,800	3,438
Total Taxable Municipal Bonds (Cost $954,891)					1,144,573
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investment (5.1%)
Money Market Fund (5.1%)
14	Vanguard Market Liquidity Fund (Cost
	$5,827,392)	0.163%		5,827,391,731	5,827,392

Total Investments (104.5%) (Cost $111,926,846)					119,779,458
Other Assets and Liabilities-Net (-4.5%)					(5,141,816)
Net Assets (100%)					114,637,642

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2012.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the aggregate value of these securities was $355,090,000, representing 0.3% of net assets.

7 Non-income-producing security--security in default.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Federal Republic of Germany.
10 Guaranteed by the Republic of Austria.
11 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls only with highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

Total Bond Market Index Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	79,775,099	16
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,777,096	2
Corporate Bonds	—	25,021,595	3
Sovereign Bonds	—	5,233,682	—
Taxable Municipal Bonds	—	1,144,573	—
Temporary Cash Investments	5,827,392	—	—
Total	5,827,392	113,952,045	21

E. At September 30, 2012, the cost of investment securities for tax purposes was $111,926,846,000. Net unrealized appreciation of investment securities for tax purposes was $7,852,612,000, consisting of unrealized gains of $7,886,874,000 on securities that had risen in value since their purchase and $34,262,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Inflation-Protected Securities Fund

Schedule of Investments
As of September 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.8%)
U.S. Government Securities (99.8%)
United States Treasury Inflation Indexed Bonds	2.000%	1/15/14	1,258,100	1,628,911
United States Treasury Inflation Indexed Bonds	1.250%	4/15/14	783,500	881,842
United States Treasury Inflation Indexed Bonds	2.000%	7/15/14	872,845	1,131,494
United States Treasury Inflation Indexed Bonds	1.625%	1/15/15	996,215	1,281,025
1 United States Treasury Inflation Indexed Bonds	0.500%	4/15/15	1,395,600	1,550,100
United States Treasury Inflation Indexed Bonds	1.875%	7/15/15	607,725	787,275
United States Treasury Inflation Indexed Bonds	2.000%	1/15/16	698,750	904,121
United States Treasury Inflation Indexed Bonds	0.125%	4/15/16	2,094,000	2,303,179
United States Treasury Inflation Indexed Bonds	2.500%	7/15/16	408,425	537,907
United States Treasury Inflation Indexed Bonds	2.375%	1/15/17	751,025	1,000,653
United States Treasury Inflation Indexed Bonds	0.125%	4/15/17	1,849,300	2,009,358
United States Treasury Inflation Indexed Bonds	2.625%	7/15/17	712,325	951,413
United States Treasury Inflation Indexed Bonds	1.625%	1/15/18	559,600	715,911
United States Treasury Inflation Indexed Bonds	1.375%	7/15/18	886,500	1,103,880
United States Treasury Inflation Indexed Bonds	2.125%	1/15/19	706,850	925,281
United States Treasury Inflation Indexed Bonds	1.875%	7/15/19	817,550	1,077,214
United States Treasury Inflation Indexed Bonds	1.375%	1/15/20	1,092,000	1,383,793
United States Treasury Inflation Indexed Bonds	1.250%	7/15/20	1,440,100	1,808,329
United States Treasury Inflation Indexed Bonds	1.125%	1/15/21	1,957,500	2,426,512
United States Treasury Inflation Indexed Bonds	0.625%	7/15/21	2,026,000	2,356,463
United States Treasury Inflation Indexed Bonds	0.125%	1/15/22	2,134,900	2,357,555
United States Treasury Inflation Indexed Bonds	0.125%	7/15/22	1,589,000	1,728,746
United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	1,063,770	1,754,556
United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	891,698	1,352,073
United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	827,389	1,297,742
United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	787,125	1,114,993
United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	683,890	1,537,259
United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	708,200	1,081,146
United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	864,200	2,000,395
United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	147,500	316,094
United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	485,630	752,108
United States Treasury Inflation Indexed Bonds	2.125%	2/15/41	819,500	1,260,965
United States Treasury Inflation Indexed Bonds	0.750%	2/15/42	781,300	860,619
Total U.S. Government and Agency Obligations (Cost $38,338,346)				44,178,912
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
2 Vanguard Market Liquidity Fund (Cost $8,771)	0.163%		8,771,190	8,771
Total Investments (99.8%) (Cost $38,347,117)				44,187,683
Other Assets and Liabilities-Net (0.2%)				89,316
Net Assets (100%)				44,276,999

1 Securities with a value of $11,893,000 have been segregated as initial margin for open futures contracts.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Inflation-Protected Securities Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2012	(6,786)	(905,825)	(5,105)
30-Year U.S. Treasury Bond	December 2012	(1,722)	(257,224)	(2,252)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Inflation-Protected Securities Fund

The following table summarizes the market value of the fund's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	44,178,912	—
Temporary Cash Investments	8,771	—	—
Futures Contracts—Assets[1]	331	—	—
Futures Contracts—Liabilities[1]	(7)	—	—
Total	9,095	44,178,912	—
1 Represents variation margin on the last day of the reporting period.

D. At September 30, 2012, the cost of investment securities for tax purposes was $38,452,841,000. Net unrealized appreciation of investment securities for tax purposes was $5,734,842,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Total Bond Market II Index Fund

Schedule of Investments
As of September 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (69.9%)
U.S. Government Securities (39.6%)
United States Treasury Note/Bond	1.750%	4/15/13	46,750	47,152
United States Treasury Note/Bond	0.625%	4/30/13	137,025	137,389
United States Treasury Note/Bond	1.375%	5/15/13	232,800	234,546
United States Treasury Note/Bond	0.500%	5/31/13	9,095	9,113
United States Treasury Note/Bond	3.500%	5/31/13	16,300	16,659
United States Treasury Note/Bond	1.125%	6/15/13	69,850	70,308
United States Treasury Note/Bond	0.375%	6/30/13	89,505	89,631
United States Treasury Note/Bond	3.375%	6/30/13	31,200	31,941
United States Treasury Note/Bond	0.375%	7/31/13	67,365	67,481
United States Treasury Note/Bond	3.375%	7/31/13	19,225	19,733
United States Treasury Note/Bond	0.750%	8/15/13	259,600	260,856
United States Treasury Note/Bond	4.250%	8/15/13	25,000	25,883
United States Treasury Note/Bond	3.125%	8/31/13	92,875	95,357
United States Treasury Note/Bond	0.750%	9/15/13	132,475	133,178
United States Treasury Note/Bond	0.125%	9/30/13	45,283	45,255
United States Treasury Note/Bond	3.125%	9/30/13	156,925	161,510
United States Treasury Note/Bond	0.500%	10/15/13	30,725	30,821
United States Treasury Note/Bond	0.250%	10/31/13	17,995	18,003
United States Treasury Note/Bond	4.250%	11/15/13	67,775	70,846
United States Treasury Note/Bond	0.250%	11/30/13	134,000	134,063
United States Treasury Note/Bond	2.000%	11/30/13	36,550	37,310
United States Treasury Note/Bond	0.750%	12/15/13	7,525	7,573
United States Treasury Note/Bond	1.500%	12/31/13	8,760	8,901
United States Treasury Note/Bond	1.000%	1/15/14	2,550	2,576
United States Treasury Note/Bond	0.250%	1/31/14	45,125	45,146
United States Treasury Note/Bond	1.750%	1/31/14	24,550	25,049
United States Treasury Note/Bond	1.250%	2/15/14	133,830	135,712
United States Treasury Note/Bond	0.250%	2/28/14	18,000	18,008
United States Treasury Note/Bond	1.875%	2/28/14	38,375	39,268
United States Treasury Note/Bond	1.250%	3/15/14	42,785	43,420
United States Treasury Note/Bond	1.750%	3/31/14	60,000	61,360
United States Treasury Note/Bond	1.250%	4/15/14	392,710	398,785
United States Treasury Note/Bond	1.875%	4/30/14	311,850	319,890
United States Treasury Note/Bond	1.000%	5/15/14	161,990	163,989
United States Treasury Note/Bond	4.750%	5/15/14	95,050	102,001
United States Treasury Note/Bond	2.250%	5/31/14	77,400	79,976
United States Treasury Note/Bond	0.750%	6/15/14	296,690	299,286
United States Treasury Note/Bond	0.250%	6/30/14	66,725	66,736
United States Treasury Note/Bond	2.625%	6/30/14	92,820	96,664
United States Treasury Note/Bond	0.625%	7/15/14	295,900	297,888
United States Treasury Note/Bond	0.125%	7/31/14	725	724
United States Treasury Note/Bond	2.625%	7/31/14	107,125	111,779
United States Treasury Note/Bond	4.250%	8/15/14	119,225	128,111
United States Treasury Note/Bond	2.375%	8/31/14	107,725	112,067
United States Treasury Note/Bond	0.250%	9/15/14	20,535	20,538
United States Treasury Note/Bond	2.375%	9/30/14	199,295	207,765
United States Treasury Note/Bond	0.500%	10/15/14	724,509	728,132
United States Treasury Note/Bond	2.375%	10/31/14	178,315	186,116
United States Treasury Note/Bond	0.375%	11/15/14	298,225	298,923

United States Treasury Note/Bond	4.250%	11/15/14	280,000	303,582
United States Treasury Note/Bond	2.125%	11/30/14	121,075	125,880
United States Treasury Note/Bond	0.250%	12/15/14	453,845	453,704
United States Treasury Note/Bond	2.625%	12/31/14	250,725	264,046
United States Treasury Note/Bond	0.250%	1/15/15	117,320	117,284
United States Treasury Note/Bond	2.250%	1/31/15	105,850	110,696
United States Treasury Note/Bond	0.250%	2/15/15	209,419	209,256
United States Treasury Note/Bond	4.000%	2/15/15	33,370	36,300
United States Treasury Note/Bond	11.250%	2/15/15	159,350	200,607
United States Treasury Note/Bond	2.375%	2/28/15	1,000	1,050
United States Treasury Note/Bond	0.375%	3/15/15	153,775	154,112
United States Treasury Note/Bond	0.375%	4/15/15	397,780	398,588
United States Treasury Note/Bond	0.250%	5/15/15	134,075	133,929
United States Treasury Note/Bond	4.125%	5/15/15	126,175	138,772
United States Treasury Note/Bond	2.125%	5/31/15	925	970
United States Treasury Note/Bond	0.375%	6/15/15	401,775	402,591
United States Treasury Note/Bond	1.875%	6/30/15	21,250	22,167
United States Treasury Note/Bond	0.250%	7/15/15	352,160	351,663
United States Treasury Note/Bond	0.250%	8/15/15	404,578	403,947
United States Treasury Note/Bond	4.250%	8/15/15	34,850	38,760
United States Treasury Note/Bond	10.625%	8/15/15	1,775	2,297
United States Treasury Note/Bond	0.250%	9/15/15	195,083	194,747
United States Treasury Note/Bond	1.250%	10/31/15	108,835	111,879
United States Treasury Note/Bond	4.500%	11/15/15	29,850	33,698
United States Treasury Note/Bond	9.875%	11/15/15	69,875	90,521
United States Treasury Note/Bond	1.375%	11/30/15	124,425	128,449
United States Treasury Note/Bond	2.000%	1/31/16	2,115	2,230
United States Treasury Note/Bond	4.500%	2/15/16	367,825	418,688
United States Treasury Note/Bond	9.250%	2/15/16	17,000	22,058
United States Treasury Note/Bond	2.125%	2/29/16	9,406	9,966
United States Treasury Note/Bond	2.375%	3/31/16	41,800	44,687
United States Treasury Note/Bond	2.000%	4/30/16	28,250	29,861
United States Treasury Note/Bond	5.125%	5/15/16	183,025	213,996
United States Treasury Note/Bond	7.250%	5/15/16	48,425	60,342
United States Treasury Note/Bond	1.750%	5/31/16	164,425	172,441
United States Treasury Note/Bond	3.250%	5/31/16	3,050	3,366
United States Treasury Note/Bond	1.500%	6/30/16	58,350	60,693
United States Treasury Note/Bond	1.500%	7/31/16	42,500	44,220
United States Treasury Note/Bond	4.875%	8/15/16	22,875	26,764
United States Treasury Note/Bond	1.000%	8/31/16	156,200	159,544
United States Treasury Note/Bond	3.000%	8/31/16	84,375	92,760
United States Treasury Note/Bond	1.000%	9/30/16	5,980	6,109
United States Treasury Note/Bond	3.000%	9/30/16	72,150	79,410
United States Treasury Note/Bond	1.000%	10/31/16	38,240	39,053
United States Treasury Note/Bond	3.125%	10/31/16	312,950	346,542
United States Treasury Note/Bond	0.875%	11/30/16	8,333	8,468
United States Treasury Note/Bond	2.750%	11/30/16	249,165	272,370
United States Treasury Note/Bond	3.250%	12/31/16	395,775	441,475
United States Treasury Note/Bond	0.875%	1/31/17	32,625	33,124
United States Treasury Note/Bond	3.125%	1/31/17	212,675	236,369
United States Treasury Note/Bond	4.625%	2/15/17	33,425	39,332
United States Treasury Note/Bond	0.875%	2/28/17	15,521	15,761
United States Treasury Note/Bond	3.000%	2/28/17	5,300	5,871
United States Treasury Note/Bond	1.000%	3/31/17	44,405	45,300
United States Treasury Note/Bond	3.250%	3/31/17	115,650	129,564
United States Treasury Note/Bond	0.875%	4/30/17	25	25
United States Treasury Note/Bond	3.125%	4/30/17	341,550	381,149

United States Treasury Note/Bond	4.500%	5/15/17	1,725	2,035
United States Treasury Note/Bond	8.750%	5/15/17	56,744	77,970
United States Treasury Note/Bond	0.625%	5/31/17	113,985	114,305
United States Treasury Note/Bond	2.750%	5/31/17	210,580	231,836
United States Treasury Note/Bond	0.750%	6/30/17	40,360	40,682
United States Treasury Note/Bond	2.500%	6/30/17	89,625	97,663
United States Treasury Note/Bond	0.500%	7/31/17	161,085	160,330
United States Treasury Note/Bond	2.375%	7/31/17	155,425	168,611
United States Treasury Note/Bond	8.875%	8/15/17	41,325	57,745
United States Treasury Note/Bond	0.625%	8/31/17	140,965	141,098
United States Treasury Note/Bond	1.875%	8/31/17	87,600	93,007
United States Treasury Note/Bond	0.625%	9/30/17	173,950	173,950
United States Treasury Note/Bond	1.875%	9/30/17	389,675	413,605
United States Treasury Note/Bond	4.250%	11/15/17	3,865	4,564
United States Treasury Note/Bond	2.625%	1/31/18	2,575	2,836
United States Treasury Note/Bond	3.500%	2/15/18	37,050	42,509
United States Treasury Note/Bond	2.625%	4/30/18	26,125	28,815
United States Treasury Note/Bond	3.875%	5/15/18	55,038	64,558
United States Treasury Note/Bond	9.125%	5/15/18	7,300	10,679
United States Treasury Note/Bond	2.375%	5/31/18	33,300	36,266
United States Treasury Note/Bond	2.375%	6/30/18	177,475	193,393
United States Treasury Note/Bond	2.250%	7/31/18	165,850	179,584
United States Treasury Note/Bond	4.000%	8/15/18	69,750	82,708
United States Treasury Note/Bond	1.500%	8/31/18	220,400	229,079
United States Treasury Note/Bond	1.375%	9/30/18	252,665	260,680
United States Treasury Note/Bond	1.750%	10/31/18	227,205	239,524
United States Treasury Note/Bond	3.750%	11/15/18	202,750	238,010
United States Treasury Note/Bond	1.375%	11/30/18	75,000	77,321
United States Treasury Note/Bond	1.375%	12/31/18	145,000	149,395
United States Treasury Note/Bond	1.250%	1/31/19	30,775	31,443
United States Treasury Note/Bond	1.375%	2/28/19	97,675	100,499
United States Treasury Note/Bond	1.500%	3/31/19	72,320	74,919
United States Treasury Note/Bond	3.125%	5/15/19	46,400	52,918
United States Treasury Note/Bond	1.125%	5/31/19	40,000	40,388
United States Treasury Note/Bond	1.000%	6/30/19	51,675	51,691
United States Treasury Note/Bond	3.625%	8/15/19	281,550	330,776
United States Treasury Note/Bond	8.125%	8/15/19	13,700	20,244
United States Treasury Note/Bond	1.000%	8/31/19	81,319	81,141
United States Treasury Note/Bond	1.000%	9/30/19	60,056	59,859
United States Treasury Note/Bond	3.375%	11/15/19	244,743	283,863
United States Treasury Note/Bond	3.625%	2/15/20	26,240	30,930
United States Treasury Note/Bond	8.500%	2/15/20	26	40
United States Treasury Note/Bond	3.500%	5/15/20	164,995	193,224
United States Treasury Note/Bond	2.625%	8/15/20	159,770	176,670
United States Treasury Note/Bond	8.750%	8/15/20	65,755	103,338
United States Treasury Note/Bond	2.625%	11/15/20	466,095	514,816
United States Treasury Note/Bond	7.875%	2/15/21	80,550	122,952
United States Treasury Note/Bond	3.125%	5/15/21	290,295	331,935
United States Treasury Note/Bond	2.125%	8/15/21	83,085	87,927
United States Treasury Note/Bond	8.125%	8/15/21	42,550	66,690
United States Treasury Note/Bond	2.000%	11/15/21	199,390	208,238
United States Treasury Note/Bond	8.000%	11/15/21	9,450	14,807
United States Treasury Note/Bond	2.000%	2/15/22	248,910	258,983
United States Treasury Note/Bond	1.750%	5/15/22	75,007	76,086
United States Treasury Note/Bond	1.625%	8/15/22	224,392	224,217
United States Treasury Note/Bond	7.250%	8/15/22	75	114
United States Treasury Note/Bond	7.625%	11/15/22	150	235

United States Treasury Note/Bond	7.125%	2/15/23	2,675	4,084
United States Treasury Note/Bond	6.250%	8/15/23	228,370	331,529
United States Treasury Note/Bond	7.500%	11/15/24	9,650	15,565
United States Treasury Note/Bond	6.875%	8/15/25	93,000	145,036
United States Treasury Note/Bond	6.000%	2/15/26	11,060	16,194
United States Treasury Note/Bond	6.750%	8/15/26	43,150	67,543
United States Treasury Note/Bond	6.500%	11/15/26	41,215	63,413
United States Treasury Note/Bond	6.625%	2/15/27	4,150	6,466
United States Treasury Note/Bond	6.375%	8/15/27	6,850	10,516
United States Treasury Note/Bond	6.125%	11/15/27	350	527
United States Treasury Note/Bond	5.500%	8/15/28	30,775	44,085
United States Treasury Note/Bond	5.250%	11/15/28	80,842	113,204
United States Treasury Note/Bond	5.250%	2/15/29	21,575	30,276
United States Treasury Note/Bond	6.125%	8/15/29	106,930	164,238
United States Treasury Note/Bond	6.250%	5/15/30	3,435	5,386
United States Treasury Note/Bond	5.375%	2/15/31	174,125	252,018
United States Treasury Note/Bond	4.750%	2/15/37	163,000	225,858
United States Treasury Note/Bond	5.000%	5/15/37	3,584	5,139
United States Treasury Note/Bond	4.375%	2/15/38	49,200	64,859
United States Treasury Note/Bond	4.500%	5/15/38	4,079	5,481
United States Treasury Note/Bond	3.500%	2/15/39	89,630	103,019
United States Treasury Note/Bond	4.250%	5/15/39	240,000	311,362
United States Treasury Note/Bond	4.500%	8/15/39	43,566	58,712
United States Treasury Note/Bond	4.375%	11/15/39	133,905	177,174
United States Treasury Note/Bond	4.625%	2/15/40	81,805	112,418
United States Treasury Note/Bond	4.375%	5/15/40	99,820	132,200
United States Treasury Note/Bond	3.875%	8/15/40	39,235	47,995
United States Treasury Note/Bond	4.250%	11/15/40	103,577	134,650
United States Treasury Note/Bond	4.750%	2/15/41	225,292	316,114
United States Treasury Note/Bond	4.375%	5/15/41	24,535	32,547
United States Treasury Note/Bond	3.125%	11/15/41	188,230	200,759
United States Treasury Note/Bond	3.125%	2/15/42	177,534	189,074
United States Treasury Note/Bond	3.000%	5/15/42	18,938	19,663
United States Treasury Note/Bond	2.750%	8/15/42	158,700	156,270
				24,329,526
Agency Bonds and Notes (4.3%)
Egypt Government AID Bonds	4.450%	9/15/15	5,725	6,403
1 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	2,075	2,098
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	1,050	1,100
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	1,800	1,882
1 Federal Farm Credit Banks	3.875%	10/7/13	3,250	3,370
1 Federal Farm Credit Banks	1.125%	2/27/14	5,650	5,717
1 Federal Farm Credit Banks	2.625%	4/17/14	28,627	29,654
1 Federal Farm Credit Banks	3.000%	9/22/14	2,075	2,186
1 Federal Farm Credit Banks	1.625%	11/19/14	5,850	6,012
1 Federal Farm Credit Banks	0.500%	6/23/15	4,000	4,016
1 Federal Farm Credit Banks	1.500%	11/16/15	3,000	3,102
1 Federal Farm Credit Banks	4.875%	12/16/15	425	486
1 Federal Farm Credit Banks	1.050%	3/28/16	2,000	2,037
1 Federal Farm Credit Banks	5.125%	8/25/16	3,475	4,091
1 Federal Farm Credit Banks	4.875%	1/17/17	8,500	10,044
1 Federal Farm Credit Banks	5.150%	11/15/19	5,325	6,712
1 Federal Home Loan Banks	3.625%	10/18/13	7,370	7,632
1 Federal Home Loan Banks	0.375%	11/27/13	81,780	81,904
1 Federal Home Loan Banks	4.875%	11/27/13	6,475	6,821
1 Federal Home Loan Banks	3.125%	12/13/13	2,675	2,767
1 Federal Home Loan Banks	0.875%	12/27/13	15,000	15,113

1 Federal Home Loan Banks	0.375%	1/29/14	11,000	11,020
1 Federal Home Loan Banks	1.375%	5/28/14	61,600	62,732
1 Federal Home Loan Banks	2.500%	6/13/14	4,975	5,162
1 Federal Home Loan Banks	5.250%	6/18/14	2,665	2,892
1 Federal Home Loan Banks	5.500%	8/13/14	9,675	10,616
1 Federal Home Loan Banks	4.500%	11/14/14	4,650	5,060
1 Federal Home Loan Banks	2.750%	12/12/14	22,925	24,131
1 Federal Home Loan Banks	3.125%	3/11/16	16,175	17,618
1 Federal Home Loan Banks	5.375%	5/18/16	18,800	22,117
1 Federal Home Loan Banks	5.625%	6/13/16	825	967
1 Federal Home Loan Banks	5.125%	10/19/16	9,725	11,485
1 Federal Home Loan Banks	4.750%	12/16/16	12,580	14,784
1 Federal Home Loan Banks	4.875%	5/17/17	10,500	12,527
1 Federal Home Loan Banks	1.000%	6/21/17	8,925	9,051
1 Federal Home Loan Banks	4.875%	9/8/17	595	712
1 Federal Home Loan Banks	5.000%	11/17/17	7,850	9,514
1 Federal Home Loan Banks	5.375%	8/15/18	5,250	6,567
1 Federal Home Loan Banks	4.125%	3/13/20	17,255	20,532
1 Federal Home Loan Banks	5.250%	12/11/20	5,000	6,452
1 Federal Home Loan Banks	5.625%	6/11/21	5,275	6,935
1 Federal Home Loan Banks	5.375%	8/15/24	1,585	2,115
1 Federal Home Loan Banks	5.500%	7/15/36	7,225	9,998
2 Federal Home Loan Mortgage Corp.	0.375%	10/30/13	24,240	24,280
2 Federal Home Loan Mortgage Corp.	4.875%	11/15/13	16,250	17,093
2 Federal Home Loan Mortgage Corp.	0.375%	11/27/13	52,370	52,450
2 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	2,000	2,057
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	21,895	23,093
2 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	33,025	33,546
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	25,650	26,547
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	16,275	17,650
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	23,075	24,223
2 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	12,000	12,161
2 Federal Home Loan Mortgage Corp.	1.000%	8/20/14	5,555	5,628
2 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	6,225	6,307
2 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	5,950	5,972
2 Federal Home Loan Mortgage Corp.	0.000%	11/24/14	2,100	2,085
2 Federal Home Loan Mortgage Corp.	0.750%	11/25/14	14,800	14,941
2 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	78,650	79,179
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/15	985	1,079
2 Federal Home Loan Mortgage Corp.	5.050%	1/26/15	5,450	6,045
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	7,670	8,131
2 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	35,000	35,143
2 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	31,780	35,326
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	20,000	20,790
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	1,400	1,634
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	29,725	31,877
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	775	920
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	37,845	39,977
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	19,175	22,781
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	18,000	18,271
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	5,000	5,969
2 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	50,000	51,235
2 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	37,975	38,461
2 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	12,750	12,904
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	11,550	14,185
2 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	38,125	38,544
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	7,125	8,664

2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	8,805	10,721
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	29,000	33,763
2 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	35,175	36,459
2 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	15,800	15,822
2 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	15,650	15,618
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	47,800	50,125
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	3,625	5,543
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	16,050	25,027
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	7,295	11,017
2 Federal National Mortgage Assn.	4.625%	10/15/13	12,625	13,201
2 Federal National Mortgage Assn.	2.875%	12/11/13	8,775	9,048
2 Federal National Mortgage Assn.	0.750%	12/18/13	44,900	45,165
2 Federal National Mortgage Assn.	5.125%	1/2/14	1,175	1,246
2 Federal National Mortgage Assn.	1.250%	2/27/14	30,220	30,642
2 Federal National Mortgage Assn.	2.750%	3/13/14	14,075	14,585
2 Federal National Mortgage Assn.	4.125%	4/15/14	35,025	37,106
2 Federal National Mortgage Assn.	2.500%	5/15/14	61,195	63,398
2 Federal National Mortgage Assn.	1.125%	6/27/14	6,050	6,139
2 Federal National Mortgage Assn.	0.875%	8/28/14	60,175	60,863
2 Federal National Mortgage Assn.	3.000%	9/16/14	9,075	9,556
2 Federal National Mortgage Assn.	4.625%	10/15/14	16,100	17,516
2 Federal National Mortgage Assn.	0.625%	10/30/14	2,370	2,387
2 Federal National Mortgage Assn.	2.625%	11/20/14	39,895	41,865
2 Federal National Mortgage Assn.	0.750%	12/19/14	30,000	30,289
2 Federal National Mortgage Assn.	0.375%	3/16/15	46,000	46,046
2 Federal National Mortgage Assn.	5.000%	4/15/15	5,450	6,098
2 Federal National Mortgage Assn.	0.500%	5/27/15	19,000	19,076
2 Federal National Mortgage Assn.	0.500%	7/2/15	14,700	14,761
2 Federal National Mortgage Assn.	2.375%	7/28/15	5,525	5,838
2 Federal National Mortgage Assn.	2.000%	9/21/15	12,595	13,187
2 Federal National Mortgage Assn.	0.500%	9/28/15	30,000	30,099
2 Federal National Mortgage Assn.	4.375%	10/15/15	22,325	24,997
2 Federal National Mortgage Assn.	1.625%	10/26/15	79,455	82,400
2 Federal National Mortgage Assn.	5.000%	3/15/16	12,025	13,886
2 Federal National Mortgage Assn.	2.375%	4/11/16	27,250	29,046
2 Federal National Mortgage Assn.	5.250%	9/15/16	12,450	14,732
2 Federal National Mortgage Assn.	1.250%	9/28/16	47,995	49,303
2 Federal National Mortgage Assn.	1.375%	11/15/16	37,670	38,880
2 Federal National Mortgage Assn.	1.250%	1/30/17	21,100	21,663
2 Federal National Mortgage Assn.	5.000%	2/13/17	64,225	76,279
2 Federal National Mortgage Assn.	1.125%	4/27/17	70,100	71,486
2 Federal National Mortgage Assn.	5.000%	5/11/17	11,275	13,468
2 Federal National Mortgage Assn.	5.375%	6/12/17	2,800	3,402
2 Federal National Mortgage Assn.	0.875%	8/28/17	15,650	15,740
2 Federal National Mortgage Assn.	0.875%	10/26/17	21,575	21,650
2 Federal National Mortgage Assn.	0.000%	10/9/19	6,640	5,818
2 Federal National Mortgage Assn.	6.250%	5/15/29	5,550	8,075
2 Federal National Mortgage Assn.	7.125%	1/15/30	8,520	13,533
2 Federal National Mortgage Assn.	7.250%	5/15/30	10,675	17,234
2 Federal National Mortgage Assn.	6.625%	11/15/30	19,495	29,977
2 Federal National Mortgage Assn.	5.625%	7/15/37	3,246	4,739
1 Financing Corp.	9.800%	4/6/18	850	1,232
1 Financing Corp.	10.350%	8/3/18	100	150
1 Financing Corp.	9.650%	11/2/18	2,375	3,511
1 Financing Corp.	9.700%	4/5/19	425	640
Israel Government AID Bond	5.500%	9/18/23	6,375	8,411
Israel Government AID Bond	5.500%	12/4/23	1,050	1,386

	Israel Government AID Bond	5.500%	4/26/24	6,200	8,150
	Private Export Funding Corp.	3.050%	10/15/14	4,000	4,219
	Private Export Funding Corp.	1.375%	2/15/17	1,000	1,029
	Private Export Funding Corp.	2.250%	12/15/17	1,775	1,899
	Private Export Funding Corp.	4.375%	3/15/19	3,217	3,849
	Private Export Funding Corp.	1.450%	8/15/19	1,100	1,108
	Private Export Funding Corp.	4.300%	12/15/21	3,035	3,654
	Private Export Funding Corp.	2.800%	5/15/22	1,125	1,202
	Private Export Funding Corp.	2.450%	7/15/24	2,200	2,250
	Resolution Funding Corp.	8.125%	10/15/19	100	145
	Resolution Funding Corp.	8.875%	7/15/20	100	153
1	Tennessee Valley Authority	5.500%	7/18/17	6,400	7,811
1	Tennessee Valley Authority	4.500%	4/1/18	9,125	10,860
1	Tennessee Valley Authority	3.875%	2/15/21	5,170	6,060
1	Tennessee Valley Authority	1.875%	8/15/22	3,750	3,730
1	Tennessee Valley Authority	6.750%	11/1/25	550	813
1	Tennessee Valley Authority	7.125%	5/1/30	8,975	13,962
1	Tennessee Valley Authority	4.650%	6/15/35	1,425	1,734
1	Tennessee Valley Authority	5.880%	4/1/36	4,265	5,979
1	Tennessee Valley Authority	5.500%	6/15/38	850	1,150
1	Tennessee Valley Authority	5.250%	9/15/39	3,150	4,156
1	Tennessee Valley Authority	4.875%	1/15/48	14,075	17,890
1	Tennessee Valley Authority	5.375%	4/1/56	2,770	3,803
1	Tennessee Valley Authority	4.625%	9/15/60	3,365	4,162
					2,618,894
Conventional Mortgage-Backed Securities (25.1%)
[2,3,4]	Fannie Mae Pool	2.500%	3/1/27–10/1/27	144,084	151,500
[2,3,4]	Fannie Mae Pool	3.000%	1/1/27–10/1/42	497,280	526,502
[2,3,4]	Fannie Mae Pool	3.500%	9/1/25–10/1/42	1,037,226	1,110,944
[2,3,4]	Fannie Mae Pool	4.000%	6/1/18–10/1/42	1,294,687	1,396,800
[2,3,4]	Fannie Mae Pool	4.500%	1/1/15–10/1/42	1,034,245	1,121,939
[2,3,4]	Fannie Mae Pool	5.000%	3/1/17–10/1/42	898,900	985,125
2,4	Fannie Mae Pool	5.500%	9/1/14–10/1/42	763,225	841,584
[2,3,4]	Fannie Mae Pool	6.000%	9/1/13–10/1/42	555,268	616,095
2,4	Fannie Mae Pool	6.500%	4/1/16–10/1/39	200,790	226,830
2,4	Fannie Mae Pool	7.000%	9/1/14–12/1/38	44,481	50,881
2,4	Fannie Mae Pool	7.500%	7/1/30–12/1/32	497	578
2,4	Fannie Mae Pool	8.000%	12/1/29	58	67
[2,3,4]	Freddie Mac Gold Pool	2.500%	10/1/27	80,925	84,971
[2,3,4]	Freddie Mac Gold Pool	3.000%	12/1/21–10/1/42	257,400	271,829
[2,3,4]	Freddie Mac Gold Pool	3.500%	8/1/25–10/1/42	523,022	557,701
[2,3,4]	Freddie Mac Gold Pool	4.000%	7/1/13–10/1/42	729,292	782,787
[2,3,4]	Freddie Mac Gold Pool	4.500%	8/1/13–10/1/42	695,321	749,398
[2,3,4]	Freddie Mac Gold Pool	5.000%	4/1/17–11/1/42	570,033	619,190
[2,3,4]	Freddie Mac Gold Pool	5.500%	12/1/13–10/1/42	550,142	601,147
[2,3,4]	Freddie Mac Gold Pool	6.000%	4/1/13–10/1/42	348,429	383,911
[2,3,4]	Freddie Mac Gold Pool	6.500%	6/1/13–10/1/42	99,792	112,575
2,4	Freddie Mac Gold Pool	7.000%	6/1/15–12/1/38	23,058	26,251
2,4	Freddie Mac Gold Pool	7.500%	4/1/27–2/1/32	245	284
2,4	Freddie Mac Gold Pool	8.000%	1/1/27–11/1/31	294	342
2,4	Freddie Mac Gold Pool	8.500%	6/1/25	60	70
3,4	Ginnie Mae I Pool	3.000%	10/1/42	5,450	5,835
3,4	Ginnie Mae I Pool	3.500%	11/15/25–10/1/42	136,264	148,957
3,4	Ginnie Mae I Pool	4.000%	8/15/18–10/1/42	284,285	313,453
3,4	Ginnie Mae I Pool	4.500%	6/15/18–11/1/42	452,989	498,817
4	Ginnie Mae I Pool	5.000%	12/15/17–10/1/42	286,774	317,106
4	Ginnie Mae I Pool	5.500%	4/15/17–6/15/41	162,469	181,449

4	Ginnie Mae I Pool	6.000%	4/15/17–12/15/40	137,244	155,527
4	Ginnie Mae I Pool	6.500%	5/15/24–8/15/39	44,379	51,027
4	Ginnie Mae I Pool	7.000%	7/15/23–9/15/36	2,041	2,358
4	Ginnie Mae I Pool	7.500%	12/15/23	55	63
4	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	114	133
4	Ginnie Mae I Pool	9.000%	11/15/17–12/15/17	114	131
3,4	Ginnie Mae II Pool	3.000%	2/20/27–10/1/42	54,282	58,159
3,4	Ginnie Mae II Pool	3.500%	9/20/25–10/1/42	492,224	537,864
3,4	Ginnie Mae II Pool	4.000%	9/20/25–10/1/42	509,634	560,853
3,4	Ginnie Mae II Pool	4.500%	8/20/33–10/1/42	584,657	646,147
4	Ginnie Mae II Pool	5.000%	12/20/32–6/20/42	408,079	452,619
3,4	Ginnie Mae II Pool	5.500%	12/20/33–10/1/42	153,492	170,906
4	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	63,389	71,961
4	Ginnie Mae II Pool	6.500%	10/20/28–11/20/39	22,154	25,302
4	Ginnie Mae II Pool	7.000%	8/20/34–11/20/38	2,421	2,764
					15,420,732
Nonconventional Mortgage-Backed Securities (0.9%)
[2,4,5]	Fannie Mae Pool	1.797%	4/1/37	1,774	1,847
2,4	Fannie Mae Pool	2.223%	9/1/42	7,625	7,942
[2,4,5]	Fannie Mae Pool	2.235%	6/1/37	514	543
[2,4,5]	Fannie Mae Pool	2.400%	2/1/37	1,093	1,140
[2,4,5]	Fannie Mae Pool	2.417%	9/1/34	561	597
[2,4,5]	Fannie Mae Pool	2.437%	1/1/35	1,375	1,482
[2,4,5]	Fannie Mae Pool	2.488%	12/1/35	1,770	1,910
[2,4,5]	Fannie Mae Pool	2.537%	12/1/35	3,166	3,321
2,4	Fannie Mae Pool	2.539%	12/1/40	5,316	5,510
2,4	Fannie Mae Pool	2.560%	10/1/40	5,114	5,301
[2,4,5]	Fannie Mae Pool	2.596%	8/1/37	1,187	1,254
[2,4,5]	Fannie Mae Pool	2.649%	2/1/36	1,012	1,032
[2,4,5]	Fannie Mae Pool	2.685%	11/1/33	825	898
[2,4,5]	Fannie Mae Pool	2.721%	8/1/35	1,239	1,323
[2,4,5]	Fannie Mae Pool	2.722%	1/1/37	943	1,016
[2,4,5]	Fannie Mae Pool	2.796%	2/1/36	1,196	1,216
2,4	Fannie Mae Pool	2.801%	3/1/42	9,044	9,578
2,4	Fannie Mae Pool	2.820%	1/1/42	5,583	5,915
[2,4,5]	Fannie Mae Pool	2.823%	7/1/35	953	1,017
2,4	Fannie Mae Pool	2.827%	3/1/41	5,338	5,579
[2,4,5]	Fannie Mae Pool	2.839%	3/1/37	3,641	3,876
[2,4,5]	Fannie Mae Pool	2.842%	5/1/35	1,123	1,207
[2,4,5]	Fannie Mae Pool	2.844%	3/1/37	854	910
[2,4,5]	Fannie Mae Pool	2.869%	2/1/37	1,497	1,598
2,4	Fannie Mae Pool	2.884%	11/1/41	7,072	7,507
[2,4,5]	Fannie Mae Pool	2.898%	4/1/36	3,206	3,448
[2,4,5]	Fannie Mae Pool	2.912%	8/1/35	2,359	2,561
2,4	Fannie Mae Pool	2.918%	12/1/40	3,959	4,138
[2,4,5]	Fannie Mae Pool	2.973%	3/1/37	1,030	1,112
2,4	Fannie Mae Pool	2.990%	5/1/42	4,927	5,304
2,4	Fannie Mae Pool	3.012%	3/1/42	7,707	8,263
2,4	Fannie Mae Pool	3.014%	3/1/41	2,347	2,459
2,4	Fannie Mae Pool	3.049%	2/1/41	4,087	4,279
2,4	Fannie Mae Pool	3.123%	12/1/40–2/1/41	7,131	7,487
[2,4,5]	Fannie Mae Pool	3.145%	10/1/36	911	996
2,4	Fannie Mae Pool	3.160%	2/1/41	5,385	5,643
2,4	Fannie Mae Pool	3.183%	12/1/40	5,144	5,402
2,4	Fannie Mae Pool	3.202%	9/1/40	4,414	4,631
2,4	Fannie Mae Pool	3.207%	8/1/40	3,571	3,746
2,4	Fannie Mae Pool	3.248%	10/1/40	8,128	8,537

2,4	Fannie Mae Pool	3.271%	11/1/40	3,960	4,159
2,4	Fannie Mae Pool	3.290%	1/1/40	2,193	2,299
2,4	Fannie Mae Pool	3.298%	1/1/41	4,389	4,754
[2,4,5]	Fannie Mae Pool	3.364%	12/1/35	1,858	1,971
2,4	Fannie Mae Pool	3.365%	1/1/40	6,687	7,015
2,4	Fannie Mae Pool	3.369%	5/1/40	2,128	2,238
2,4	Fannie Mae Pool	3.447%	12/1/39	8,835	9,269
2,4	Fannie Mae Pool	3.503%	5/1/40	1,882	1,984
2,4	Fannie Mae Pool	3.507%	10/1/39	1,836	1,930
2,4	Fannie Mae Pool	3.538%	3/1/40	8,999	9,476
2,4	Fannie Mae Pool	3.580%	8/1/39	2,005	2,120
2,4	Fannie Mae Pool	3.592%	4/1/41	4,140	4,384
2,4	Fannie Mae Pool	3.596%	11/1/39	1,015	1,068
2,4	Fannie Mae Pool	3.620%	11/1/39	1,977	2,081
2,4	Fannie Mae Pool	3.676%	7/1/39	1,554	1,634
[2,4,5]	Fannie Mae Pool	3.682%	8/1/37	5,517	5,904
2,4	Fannie Mae Pool	3.705%	5/1/40	10,751	11,348
2,4	Fannie Mae Pool	3.771%	2/1/40	8,814	9,267
2,4	Fannie Mae Pool	3.828%	9/1/40	5,820	6,390
[2,4,5]	Fannie Mae Pool	4.065%	3/1/37	1,172	1,253
2,4	Fannie Mae Pool	4.197%	12/1/39	5,798	6,227
[2,4,5]	Fannie Mae Pool	4.270%	9/1/37	2,089	2,189
2,4	Fannie Mae Pool	4.481%	11/1/34	2,462	2,622
[2,4,5]	Fannie Mae Pool	4.750%	10/1/38	4,145	4,456
2,4	Fannie Mae Pool	4.971%	7/1/38	578	624
2,4	Fannie Mae Pool	4.980%	12/1/33	527	565
2,4	Fannie Mae Pool	5.006%	11/1/33	398	426
2,4	Fannie Mae Pool	5.102%	3/1/38	3,037	3,311
2,4	Fannie Mae Pool	5.251%	7/1/36	1,456	1,581
2,4	Fannie Mae Pool	5.259%	7/1/38	144	154
[2,4,5]	Fannie Mae Pool	5.321%	12/1/35	889	957
2,4	Fannie Mae Pool	5.526%	4/1/37	145	157
2,4	Fannie Mae Pool	5.564%	5/1/36	614	670
2,4	Fannie Mae Pool	5.701%	4/1/37	2,235	2,439
2,4	Fannie Mae Pool	5.769%	12/1/37	2,680	2,898
2,4	Fannie Mae Pool	5.876%	4/1/36	635	686
2,4	Fannie Mae Pool	5.954%	10/1/37	1,393	1,521
2,4	Fannie Mae Pool	5.959%	11/1/36	808	876
2,4	Fannie Mae Pool	5.967%	7/1/37	450	488
2,4	Fannie Mae Pool	6.317%	6/1/36	155	167
[2,4,5]	Freddie Mac Non Gold Pool	2.105%	6/1/37	573	589
[2,4,5]	Freddie Mac Non Gold Pool	2.164%	7/1/35	746	791
[2,4,5]	Freddie Mac Non Gold Pool	2.187%	4/1/37	2,002	2,061
[2,4,5]	Freddie Mac Non Gold Pool	2.324%	3/1/37	50	52
[2,4,5]	Freddie Mac Non Gold Pool	2.362%	12/1/34	2,446	2,647
[2,4,5]	Freddie Mac Non Gold Pool	2.375%	11/1/34–4/1/37	3,859	4,139
[2,4,5]	Freddie Mac Non Gold Pool	2.433%	1/1/37	1,174	1,248
[2,4,5]	Freddie Mac Non Gold Pool	2.517%	12/1/34	924	993
2,4	Freddie Mac Non Gold Pool	2.576%	2/1/42	3,811	4,014
[2,4,5]	Freddie Mac Non Gold Pool	2.631%	1/1/35–12/1/36	1,409	1,471
2,4	Freddie Mac Non Gold Pool	2.642%	12/1/40	5,035	5,232
[2,4,5]	Freddie Mac Non Gold Pool	2.673%	3/1/37	52	56
[2,4,5]	Freddie Mac Non Gold Pool	2.674%	3/1/37	2,765	2,944
2,4	Freddie Mac Non Gold Pool	2.712%	12/1/40	9,141	9,511
2,4	Freddie Mac Non Gold Pool	2.729%	11/1/40	1,860	1,937
[2,4,5]	Freddie Mac Non Gold Pool	2.775%	6/1/37	1,271	1,367
[2,4,5]	Freddie Mac Non Gold Pool	2.780%	3/1/36	1,883	2,032

2,4	Freddie Mac Non Gold Pool	2.804%	1/1/41	6,221	6,472
[2,4,5]	Freddie Mac Non Gold Pool	2.885%	6/1/37	1,675	1,803
[2,4,5]	Freddie Mac Non Gold Pool	2.890%	4/1/35	75	80
[2,4,5]	Freddie Mac Non Gold Pool	2.895%	4/1/37	1,773	1,851
[2,4,5]	Freddie Mac Non Gold Pool	2.925%	3/1/37	1,289	1,390
2,4	Freddie Mac Non Gold Pool	2.964%	2/1/41	6,798	7,125
2,4	Freddie Mac Non Gold Pool	3.020%	8/1/37	1,565	1,729
2,4	Freddie Mac Non Gold Pool	3.085%	3/1/41	2,746	2,883
2,4	Freddie Mac Non Gold Pool	3.104%	6/1/41	2,685	2,819
2,4	Freddie Mac Non Gold Pool	3.136%	11/1/40	4,100	4,304
2,4	Freddie Mac Non Gold Pool	3.267%	6/1/40	2,103	2,210
2,4	Freddie Mac Non Gold Pool	3.355%	5/1/40	1,470	1,547
2,4	Freddie Mac Non Gold Pool	3.381%	4/1/40	5,365	5,638
2,4	Freddie Mac Non Gold Pool	3.428%	3/1/42	8,489	9,238
2,4	Freddie Mac Non Gold Pool	3.449%	5/1/40	1,617	1,702
2,4	Freddie Mac Non Gold Pool	3.499%	8/1/40	5,867	6,386
2,4	Freddie Mac Non Gold Pool	3.538%	11/1/39	6,195	6,522
2,4	Freddie Mac Non Gold Pool	3.609%	6/1/40	3,211	3,390
2,4	Freddie Mac Non Gold Pool	3.611%	6/1/40	7,426	7,850
2,4	Freddie Mac Non Gold Pool	3.616%	1/1/40	3,035	3,196
2,4	Freddie Mac Non Gold Pool	3.683%	9/1/40	5,431	5,751
2,4	Freddie Mac Non Gold Pool	3.988%	3/1/40	8,825	9,339
2,4	Freddie Mac Non Gold Pool	4.705%	5/1/38	516	555
2,4	Freddie Mac Non Gold Pool	4.903%	12/1/35	5,335	5,607
2,4	Freddie Mac Non Gold Pool	5.002%	10/1/36	2,203	2,366
2,4	Freddie Mac Non Gold Pool	5.040%	7/1/38	1,538	1,660
2,4	Freddie Mac Non Gold Pool	5.237%	3/1/38	2,109	2,301
2,4	Freddie Mac Non Gold Pool	5.262%	12/1/35	847	878
2,4	Freddie Mac Non Gold Pool	5.489%	1/1/38	1,273	1,379
2,4	Freddie Mac Non Gold Pool	5.492%	2/1/36	742	803
2,4	Freddie Mac Non Gold Pool	5.494%	3/1/37	522	564
2,4	Freddie Mac Non Gold Pool	5.611%	3/1/37	255	269
2,4	Freddie Mac Non Gold Pool	5.687%	10/1/37	1,740	1,804
2,4	Freddie Mac Non Gold Pool	5.730%	11/1/36	427	446
2,4	Freddie Mac Non Gold Pool	5.731%	9/1/36	3,024	3,257
2,4	Freddie Mac Non Gold Pool	5.736%	3/1/37	913	989
2,4	Freddie Mac Non Gold Pool	5.744%	9/1/37	1,787	1,953
2,4	Freddie Mac Non Gold Pool	5.751%	5/1/36	1,312	1,398
2,4	Freddie Mac Non Gold Pool	5.826%	6/1/37	1,647	1,786
2,4	Freddie Mac Non Gold Pool	5.845%	5/1/37	4,729	5,168
2,4	Freddie Mac Non Gold Pool	5.917%	12/1/36	660	716
2,4	Freddie Mac Non Gold Pool	5.979%	1/1/37	466	505
2,4	Freddie Mac Non Gold Pool	6.022%	12/1/36	1,083	1,184
2,4	Freddie Mac Non Gold Pool	6.065%	10/1/37	196	213
2,4	Freddie Mac Non Gold Pool	6.211%	8/1/37	578	632
2,4	Freddie Mac Non Gold Pool	6.453%	2/1/37	504	548
4,5	Ginnie Mae II Pool	1.750%	6/20/29	57	59
4	Ginnie Mae II Pool	2.500%	11/20/40–1/20/42	46,383	49,169
4	Ginnie Mae II Pool	3.000% 12/20/40–11/20/41		24,333	26,063
4	Ginnie Mae II Pool	3.500%	1/20/41–7/20/41	11,424	12,147
4	Ginnie Mae II Pool	3.750%	1/20/40	5,748	6,067
4	Ginnie Mae II Pool	4.000%	9/20/39–10/20/41	29,801	31,411
4,5	Ginnie Mae II Pool	4.500%	10/20/39	628	674
4	Ginnie Mae II Pool	5.000%	7/20/38–10/20/38	1,102	1,163
					563,126
Total U.S. Government and Agency Obligations (Cost $41,254,268)					42,932,278

Asset-Backed/Commercial Mortgage-Backed Securities (2.2%)
4 Ally Auto Receivables Trust 2011-2	1.980%	4/15/16	3,900	4,008
4 Banc of America Commercial Mortgage Trust
2006-1	5.372%	9/10/45	9,085	10,342
4 Banc of America Commercial Mortgage Trust
2006-1	5.421%	9/10/45	200	224
4 Banc of America Commercial Mortgage Trust
2006-2	5.917%	5/10/45	7,560	8,783
4 Banc of America Commercial Mortgage Trust
2006-2	5.952%	5/10/45	1,380	1,326
4 Banc of America Commercial Mortgage Trust
2006-4	5.634%	7/10/46	8,720	10,074
4 Banc of America Commercial Mortgage Trust
2006-5	5.414%	9/10/47	5,105	5,817
4 Banc of America Commercial Mortgage Trust
2006-5	5.448%	9/10/47	890	926
4 Banc of America Commercial Mortgage Trust
2007-1	5.482%	1/15/49	3,215	3,390
4 Banc of America Commercial Mortgage Trust
2008-1	6.395%	2/10/51	12,600	15,270
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	4.153%	11/10/38	1,504	1,547
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.736%	6/10/39	5,168	5,487
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	4.877%	7/10/42	14,840	15,494
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.247%	11/10/42	2,530	2,609
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	4.727%	7/10/43	1,655	1,764
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	4.857%	7/10/43	460	508
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.115%	10/10/45	4,765	5,313
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.364%	9/10/47	1,500	1,593
4 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.364%	9/10/47	2,545	2,843
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.712%	4/12/38	8,400	9,728
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.712%	4/12/38	1,500	1,682
4 Bear Stearns Commercial Mortgage
Securities Inc.	4.830%	8/15/38	666	666
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.933%	9/11/38	2,225	2,488
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.618%	3/11/39	3,025	2,898
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.618%	3/11/39	7,290	8,332
4 Bear Stearns Commercial Mortgage
Securities Inc.	4.680%	8/13/39	7,856	8,062
4 Bear Stearns Commercial Mortgage
Securities Inc.	4.740%	3/13/40	7,377	7,454
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.854%	6/11/40	3,992	4,097

4 Bear Stearns Commercial Mortgage
Securities Inc.	5.906%	6/11/40	3,200	3,503
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.405%	12/11/40	3,175	3,611
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.200%	1/12/41	1,300	1,352
4 Bear Stearns Commercial Mortgage
Securities Inc.	4.750%	6/11/41	1,970	2,033
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.582%	9/11/41	1,125	1,253
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.568%	10/12/41	3,675	4,127
4 Bear Stearns Commercial Mortgage
Securities Inc.	4.825%	11/11/41	275	293
4 Bear Stearns Commercial Mortgage
Securities Inc.	4.868%	11/11/41	990	1,049
4 Bear Stearns Commercial Mortgage
Securities Inc.	4.933%	2/13/42	1,985	2,179
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.742%	9/11/42	8,100	9,818
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.793%	9/11/42	1,825	1,911
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.297%	10/12/42	4,125	4,660
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.513%	1/12/45	2,475	2,690
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.613%	6/11/50	2,431	2,468
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.694%	6/11/50	14,180	16,761
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.700%	6/11/50	6,625	7,961
4 Bear Stearns Commercial Mortgage
Securities Inc.	5.915%	6/11/50	3,885	4,357
4 Capital One Multi-Asset Execution Trust	5.050%	12/17/18	12,975	14,739
4 Capital One Multi-Asset Execution Trust	5.750%	7/15/20	6,690	8,154
4 CenterPoint Energy Transition Bond Co. LLC	3.028%	10/15/25	5,300	5,516
4 Chase Issuance Trust	4.650%	3/15/15	11,375	11,582
4 Chase Issuance Trust	5.400%	7/15/15	3,325	3,444
6 Cie de Financement Foncier SA	2.125%	4/22/13	2,900	2,922
4 Citibank Credit Card Issuance Trust	4.900%	6/23/16	7,800	8,402
4 Citibank Credit Card Issuance Trust	4.850%	3/10/17	1,155	1,278
4 Citibank Credit Card Issuance Trust	4.150%	7/7/17	1,225	1,348
4 Citibank Credit Card Issuance Trust	5.650%	9/20/19	7,150	8,702
4 Citibank Credit Card Issuance Trust	5.350%	2/7/20	400	483
4 Citigroup Commercial Mortgage Trust	4.623%	10/15/41	841	854
4 Citigroup Commercial Mortgage Trust	4.830%	5/15/43	3,520	3,802
4 Citigroup Commercial Mortgage Trust	3.024%	9/10/45	1,950	1,999
4 Citigroup Commercial Mortgage Trust	5.921%	3/15/49	2,000	2,263
4 Citigroup Commercial Mortgage Trust	5.921%	3/15/49	7,075	8,119
4 Citigroup Commercial Mortgage Trust	5.431%	10/15/49	1,625	1,871
4 Citigroup Commercial Mortgage Trust	5.462%	10/15/49	1,435	1,617
4 Citigroup Commercial Mortgage Trust	5.888%	12/10/49	1,875	2,064
4 Citigroup Commercial Mortgage Trust	5.888%	12/10/49	9,145	10,771
4 Citigroup Commercial Mortgage Trust	6.263%	12/10/49	11,348	13,694
4 Citigroup/Deutsche Bank Commercial
Mortgage Trust 2005-CD1	5.393%	7/15/44	6,975	7,890

4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust 2005-CD1	5.393%	7/15/44	2,475	2,769
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust 2006-CD3	5.648%	10/15/48	4,150	4,467
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust 2007-CD4	5.205%	12/11/49	2,584	2,605
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust 2007-CD4	5.322%	12/11/49	6,395	7,291
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust 2007-CD5	5.886%	11/15/44	7,000	8,279
4	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	1,975	2,259
4	COBALT CMBS Commercial Mortgage Trust
	2007-C3	5.998%	5/15/46	6,645	7,659
4	Commercial Mortgage Pass Through
	Certificates	4.084%	6/10/38	2,110	2,137
4	Commercial Mortgage Pass Through
	Certificates 2004-LNB2	4.715%	3/10/39	8,211	8,516
4	Commercial Mortgage Pass Through
	Certificates 2005-C6	5.116%	6/10/44	11,980	13,422
4	Commercial Mortgage Pass Through
	Certificates 2006-C7	5.940%	6/10/46	9,400	10,702
4	Commercial Mortgage Pass Through
	Certificates 2006-C7	5.965%	6/10/46	1,815	1,959
4	Commercial Mortgage Pass Through
	Certificates 2006-C8	5.248%	12/10/46	1,039	1,040
4	Commercial Mortgage Pass Through
	Certificates 2006-C9	6.002%	12/10/49	6,825	8,052
4	Commercial Mortgage Pass Through
	Certificates 2012-CCRE2	3.147%	8/15/45	1,285	1,358
4	Commercial Mortgage Pass-Through
	Certificates Series 2006-C1	5.588%	2/15/39	2,225	2,251
4	Commercial Mortgage Pass-Through
	Certificates Series 2006-C1	5.588%	2/15/39	10,725	12,114
4	Commercial Mortgage Pass-Through
	Certificates Series 2006-C1	5.588%	2/15/39	2,800	3,129
4	Commercial Mortgage Pass-Through
	Certificates Series 2006-C3	6.000%	6/15/38	5,675	6,477
4	Commercial Mortgage Pass-Through
	Certificates Series 2006-C3	6.000%	6/15/38	1,950	2,178
4	Commercial Mortgage Pass-Through
	Certificates Series 2006-C4	5.509%	9/15/39	550	567
4	Commercial Mortgage Pass-Through
	Certificates Series 2006-C5	5.311%	12/15/39	7,455	8,416
4	Commercial Mortgage Pass-Through
	Certificates Series 2007-C1	5.383%	2/15/40	2,830	3,122
4	Commercial Mortgage Pass-Through
	Certificates Series 2007-C3	5.866%	6/15/39	12,160	13,648
[4,6] Commercial Mortgages Lease-Backed
	Certificates Series 2001-CMLB-1	6.746%	6/20/31	1,941	2,065
4	Credit Suisse First Boston Mortgage
	Securities Corp.	4.750%	1/15/37	6,924	7,137
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.014%	2/15/38	5,850	6,388
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.075%	2/15/38	2,009	2,135

4 Credit Suisse First Boston Mortgage
Securities Corp.	3.936%	5/15/38	5,294	5,349
4 Credit Suisse First Boston Mortgage
Securities Corp.	5.100%	8/15/38	520	583
4 Credit Suisse First Boston Mortgage
Securities Corp.	5.100%	8/15/38	6,775	7,585
4 Credit Suisse First Boston Mortgage
Securities Corp.	5.190%	8/15/38	1,375	1,435
4 Credit Suisse First Boston Mortgage
Securities Corp.	5.230%	12/15/40	1,525	1,578
4 Discover Card Master Trust	5.650%	12/15/15	12,320	12,736
4 Discover Card Master Trust	5.650%	3/16/20	4,776	5,803
4 Ford Credit Auto Owner Trust	2.420%	11/15/14	2,200	2,219
4 Ford Credit Auto Owner Trust	2.150%	6/15/15	6,800	6,887
4 Ford Credit Auto Owner Trust	1.150%	6/15/17	3,525	3,588
4 GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	3,667	3,732
4 GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	4,460	4,994
4 GE Capital Commercial Mortgage Corp.	5.483%	11/10/45	2,725	2,905
4 GE Capital Commercial Mortgage Corp.
Series 2006-C1 Trust	5.481%	3/10/44	2,825	3,104
4 GE Capital Commercial Mortgage Corp.
Series 2006-C1 Trust	5.481%	3/10/44	11,475	12,865
4 GE Capital Commercial Mortgage Corp.
Series 2007-C1 Trust	5.543%	12/10/49	4,300	4,826
4 GMAC Commercial Mortgage Securities Inc.
Series 2003-C3 Trust	4.646%	4/10/40	10	10
4 GMAC Commercial Mortgage Securities Inc.
Series 2004-C1 Trust	4.908%	3/10/38	825	860
4 GMAC Commercial Mortgage Securities Inc.
Series 2004-C3 Trust	4.864%	12/10/41	3,175	3,413
4 GMAC Commercial Mortgage Securities Inc.
Series 2005-C1 Trust	4.754%	5/10/43	1,055	1,145
4 GMAC Commercial Mortgage Securities Inc.
Trust Series 2003-C1	4.079%	5/10/36	761	766
4 Greenwich Capital Commercial Funding Corp.	4.533%	1/5/36	35	35
4 Greenwich Capital Commercial Funding Corp.	4.915%	1/5/36	4,375	4,496
4 Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	4,875	5,107
4 Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	140	139
4 Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	7,925	8,787
4 Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	1,900	1,961
4 Greenwich Capital Commercial Funding Corp.	6.065%	7/10/38	2,275	2,638
4 Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	640	666
4 Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	12,827	13,922
4 Greenwich Capital Commercial Funding Corp.	4.859%	8/10/42	1,775	1,878
4 GS Mortgage Securities Corp. II	5.506%	4/10/38	2,271	2,286
4 GS Mortgage Securities Corp. II	5.553%	4/10/38	8,350	9,457
4 GS Mortgage Securities Corp. II	5.622%	4/10/38	1,725	1,828
4 GS Mortgage Securities Corp. II	5.396%	8/10/38	8,575	9,102
4 GS Mortgage Securities Corp. II	4.608%	1/10/40	805	807
4 GS Mortgage Securities Corp. II	3.707%	8/10/44	1,500	1,662
4 GS Mortgage Securities Corp. II	3.482%	1/10/45	6,250	6,678
4 GS Mortgage Securities Corp. II	3.377%	5/10/45	3,825	4,136
4 Honda Auto Receivables Owner Trust	1.800%	4/17/17	1,475	1,500
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.050%	12/12/34	1,185	1,185
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.654%	1/12/37	1,040	1,044

4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.985%	1/12/37	2,362	2,382
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.255%	7/12/37	424	431
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.535%	8/12/37	800	858
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.879%	1/12/38	11,005	11,361
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.404%	1/12/39	4,625	4,788
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.774%	6/12/41	10,500	11,230
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.780%	7/15/42	1,535	1,671
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.508%	1/12/43	1,000	1,006
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.475%	4/15/43	3,350	3,807
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.637%	12/12/44	1,100	1,137
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.401%	12/15/44	1,480	1,664
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.480%	12/15/44	585	626
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	6.061%	4/15/45	1,355	1,242
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	6.061%	4/15/45	710	798
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	6.061%	4/15/45	9,120	10,481
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.593%	5/12/45	4,180	4,569
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	3.507%	5/15/45	4,875	5,201
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.440%	5/15/45	1,720	1,919
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.447%	5/15/45	4,715	5,044
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	3.483%	6/15/45	3,816	4,066
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	2.829%	10/15/45	3,575	3,664
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.440%	6/12/47	6,180	7,077
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	6.003%	6/15/49	5,610	6,360
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.794%	2/12/51	19,976	23,664
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	6.086%	2/12/51	1,400	1,574
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.882%	2/15/51	6,620	7,741
4 LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	6,975	7,367
4 LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	4,850	5,256
4 LB-UBS Commercial Mortgage Trust	5.150%	4/15/30	2,845	3,120
4 LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	6,855	7,709
4 LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	925	1,019

4 LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	1,072	1,077
4 LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	10,700	10,810
4 LB-UBS Commercial Mortgage Trust	4.685%	7/15/32	620	631
4 LB-UBS Commercial Mortgage Trust	5.124%	11/15/32	6,425	6,610
4 LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	9,600	9,762
4 LB-UBS Commercial Mortgage Trust	5.378%	11/15/38	1,585	1,695
4 LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	13,965	16,006
4 LB-UBS Commercial Mortgage Trust	5.372%	9/15/39	1,250	1,440
4 LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	1,176	1,324
4 LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	3,900	4,560
4 LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	7,800	8,840
4 LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	1,700	1,826
4 LB-UBS Commercial Mortgage Trust	5.057%	9/15/40	750	762
4 LB-UBS Commercial Mortgage Trust	6.325%	4/15/41	1,970	2,179
4 LB-UBS Commercial Mortgage Trust	6.325%	4/15/41	13,125	15,881
4 LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	12,345	14,691
4 Merrill Lynch Mortgage Trust	5.236%	11/12/35	6,360	6,583
4 Merrill Lynch Mortgage Trust	5.107%	7/12/38	636	699
4 Merrill Lynch Mortgage Trust	5.847%	5/12/39	625	705
4 Merrill Lynch Mortgage Trust	5.847%	5/12/39	9,440	10,946
4 Merrill Lynch Mortgage Trust	4.747%	6/12/43	890	982
4 Merrill Lynch Mortgage Trust	5.782%	8/12/43	1,965	2,149
4 Merrill Lynch Mortgage Trust	5.291%	1/12/44	8,790	10,003
4 Merrill Lynch Mortgage Trust	6.042%	6/12/50	15,155	17,517
4 Merrill Lynch Mortgage Trust	5.690%	2/12/51	7,450	8,792
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	6.091%	6/12/46	13,225	15,141
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.456%	7/12/46	300	323
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.378%	8/12/48	7,615	8,443
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.590%	9/12/49	1,299	1,300
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.700%	9/12/49	10,995	12,541
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.204%	12/12/49	1,225	1,296
4 Morgan Stanley Bank of America Merrill Lynch
Trust	3.176%	8/15/45	1,600	1,692
4 Morgan Stanley Capital I Trust 2003-IQ6	4.970%	12/15/41	7,286	7,522
4 Morgan Stanley Capital I Trust 2004-HQ4	4.970%	4/14/40	4,040	4,247
4 Morgan Stanley Capital I Trust 2004-IQ8	5.110%	6/15/40	8,909	9,400
4 Morgan Stanley Capital I Trust 2004-TOP13	4.660%	9/13/45	2,465	2,541
4 Morgan Stanley Capital I Trust 2004-TOP15	5.030%	6/13/41	803	816
4 Morgan Stanley Capital I Trust 2004-TOP15	5.270%	6/13/41	2,185	2,292
4 Morgan Stanley Capital I Trust 2005-HQ5	5.168%	1/14/42	1,500	1,628
4 Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	13,445	15,014
4 Morgan Stanley Capital I Trust 2005-HQ6	5.073%	8/13/42	1,595	1,658
4 Morgan Stanley Capital I Trust 2005-HQ7	5.383%	11/14/42	7,950	8,840
4 Morgan Stanley Capital I Trust 2005-IQ10	5.230%	9/15/42	11,050	12,181
4 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	1,345	1,395
4 Morgan Stanley Capital I Trust 2005-TOP17	4.780%	12/13/41	6,390	6,895
4 Morgan Stanley Capital I Trust 2005-TOP17	4.840%	12/13/41	515	537
4 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	1,580	1,631
4 Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	4,385	5,052
4 Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	2,626	2,869
4 Morgan Stanley Capital I Trust 2006-HQ8	5.598%	3/12/44	11,925	13,592

4 Morgan Stanley Capital I Trust 2006-HQ8	5.647%	3/12/44	2,503	2,761
4 Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	3,425	3,901
4 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	1,475	1,529
4 Morgan Stanley Capital I Trust 2006-IQ11	5.891%	10/15/42	4,080	4,683
4 Morgan Stanley Capital I Trust 2006-IQ11	5.895%	10/15/42	225	253
4 Morgan Stanley Capital I Trust 2006-IQ11	5.895%	10/15/42	1,750	1,808
4 Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	8,360	9,604
4 Morgan Stanley Capital I Trust 2006-TOP21	5.090%	10/12/52	761	761
4 Morgan Stanley Capital I Trust 2006-TOP21	5.204%	10/12/52	2,775	3,010
4 Morgan Stanley Capital I Trust 2006-TOP23	5.987%	8/12/41	775	902
4 Morgan Stanley Capital I Trust 2007-IQ14	5.654%	4/15/49	1,316	1,422
4 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	9,610	10,864
4 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	6,050	7,126
4 Morgan Stanley Capital I Trust 2007-IQ16	6.308%	12/12/49	1,975	2,177
4 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	1,650	1,789
4 Morgan Stanley Capital I Trust 2007-TOP27	5.823%	6/11/42	2,475	2,778
4 Morgan Stanley Capital I Trust 2007-TOP27	5.823%	6/11/42	9,080	10,946
4 Morgan Stanley Capital I Trust 2008-TOP29	6.455%	1/11/43	11,770	14,722
4 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	6,000	6,307
4 Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	36	36
4 Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	9,960	10,037
4 Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	3,571	3,589
4 Nissan Auto Receivables Owner Trust	0.660%	12/17/18	2,655	2,663
6 Northern Rock Asset Management plc	5.625%	6/22/17	1,075	1,201
4 PSE&G Transition Funding LLC	6.890%	12/15/17	6,975	8,061
4 Public Service New Hampshire Funding LLC	6.480%	5/1/15	75	76
Royal Bank of Canada	1.200%	9/19/17	11,600	11,686
4 TIAA Seasoned Commercial Mortgage Trust	5.585%	8/15/39	1,385	1,480
4 Toyota Auto Receivables Owner Trust 2012-A	0.990%	8/15/17	5,668	5,745
4 Volkswagen Auto Loan Enhanced Trust	1.150%	7/20/18	6,480	6,601
4 Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/35	240	242
4 Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	950	972
4 Wachovia Bank Commercial Mortgage Trust	4.964%	11/15/35	5,075	5,248
4 Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	6,885	7,160
4 Wachovia Bank Commercial Mortgage Trust	5.489%	7/15/41	11,150	11,773
4 Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	10,325	11,059
4 Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	7,030	7,707
4 Wachovia Bank Commercial Mortgage Trust	5.224%	3/15/42	625	647
4 Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	3,520	3,926
4 Wachovia Bank Commercial Mortgage Trust	5.922%	5/15/43	7,320	8,447
4 Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	4,900	5,411
4 Wachovia Bank Commercial Mortgage Trust	4.750%	5/15/44	665	732
4 Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	1,350	1,455
4 Wachovia Bank Commercial Mortgage Trust	5.413%	10/15/44	9,217	10,262
4 Wachovia Bank Commercial Mortgage Trust	5.413%	10/15/44	535	553
4 Wachovia Bank Commercial Mortgage Trust	5.469%	12/15/44	10,300	11,677
4 Wachovia Bank Commercial Mortgage Trust	5.519%	12/15/44	475	519
4 Wachovia Bank Commercial Mortgage Trust	6.169%	6/15/45	475	540
4 Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	7,115	8,163
4 Wachovia Bank Commercial Mortgage Trust	5.679%	10/15/48	2,397	2,572
4 Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	5,275	5,480
4 Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	2,400	2,604
4 Wells Fargo Commercial Mortgage Trust	2.918%	10/15/45	1,975	2,024
4 WFRBS Commercial Mortgage Trust 2011-C6	3.440%	4/15/45	3,875	4,188
4 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	2,500	2,713
4 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	2,200	2,389

4 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	1,600	1,676
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,146,538)				1,354,909
Corporate Bonds (21.5%)
Finance (7.0%)
Banking (4.5%)
Abbey National Treasury Services plc	2.875%	4/25/14	2,475	2,507
Abbey National Treasury Services plc	4.000%	4/27/16	3,635	3,781
American Express Bank FSB	6.000%	9/13/17	1,275	1,547
American Express Centurion Bank	5.950%	6/12/17	650	777
American Express Centurion Bank	6.000%	9/13/17	12,700	15,417
American Express Co.	5.500%	9/12/16	1,025	1,190
American Express Co.	6.150%	8/28/17	2,715	3,294
American Express Co.	7.000%	3/19/18	10,200	12,913
American Express Co.	8.125%	5/20/19	2,470	3,337
American Express Co.	8.150%	3/19/38	2,335	3,739
4 American Express Co.	6.800%	9/1/66	2,825	3,030
American Express Credit Corp.	5.125%	8/25/14	5,990	6,489
American Express Credit Corp.	1.750%	6/12/15	750	767
American Express Credit Corp.	2.750%	9/15/15	7,715	8,126
American Express Credit Corp.	5.300%	12/2/15	2,000	2,250
American Express Credit Corp.	2.800%	9/19/16	13,215	14,054
American Express Credit Corp.	2.375%	3/24/17	16,200	17,059
Associates Corp. of North America	6.950%	11/1/18	65	78
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	2,125	2,137
Banco Santander Chile	2.875%	11/13/12	675	674
Bancolombia SA	4.250%	1/12/16	7,700	8,025
Bancolombia SA	5.125%	9/11/22	1,800	1,811
Bank of America Corp.	7.375%	5/15/14	4,650	5,086
Bank of America Corp.	5.375%	6/15/14	800	851
Bank of America Corp.	5.125%	11/15/14	2,510	2,699
Bank of America Corp.	4.500%	4/1/15	23,170	24,769
Bank of America Corp.	4.750%	8/1/15	275	298
Bank of America Corp.	3.700%	9/1/15	670	707
Bank of America Corp.	5.250%	12/1/15	1,225	1,319
Bank of America Corp.	3.625%	3/17/16	15,275	16,086
Bank of America Corp.	3.750%	7/12/16	8,695	9,208
Bank of America Corp.	6.500%	8/1/16	32,070	37,213
Bank of America Corp.	5.750%	8/15/16	3,250	3,562
Bank of America Corp.	7.800%	9/15/16	5,000	5,834
Bank of America Corp.	5.625%	10/14/16	14,700	16,659
Bank of America Corp.	5.420%	3/15/17	7,425	7,990
Bank of America Corp.	3.875%	3/22/17	500	538
Bank of America Corp.	6.000%	9/1/17	400	462
Bank of America Corp.	5.750%	12/1/17	6,880	7,886
Bank of America Corp.	5.650%	5/1/18	10,915	12,471
Bank of America Corp.	7.625%	6/1/19	4,620	5,783
Bank of America Corp.	5.625%	7/1/20	17,665	20,148
Bank of America Corp.	5.875%	1/5/21	6,890	7,935
Bank of America Corp.	5.000%	5/13/21	795	877
Bank of America Corp.	5.700%	1/24/22	2,550	2,996
Bank of America Corp.	5.875%	2/7/42	11,050	12,932
Bank of America NA	5.300%	3/15/17	15,125	16,800
Bank of America NA	6.100%	6/15/17	1,975	2,246
Bank of America NA	6.000%	10/15/36	2,225	2,607
Bank of Montreal	2.500%	1/11/17	11,225	11,871
Bank of New York Mellon Corp.	4.300%	5/15/14	5,145	5,456
Bank of New York Mellon Corp.	1.700%	11/24/14	3,215	3,282

Bank of New York Mellon Corp.	1.200%	2/20/15	1,700	1,723
Bank of New York Mellon Corp.	4.950%	3/15/15	2,325	2,557
Bank of New York Mellon Corp.	2.500%	1/15/16	4,050	4,245
Bank of New York Mellon Corp.	2.300%	7/28/16	2,679	2,807
Bank of New York Mellon Corp.	2.400%	1/17/17	725	761
Bank of New York Mellon Corp.	1.969%	6/20/17	3,200	3,307
Bank of New York Mellon Corp.	5.450%	5/15/19	3,645	4,308
Bank of New York Mellon Corp.	4.600%	1/15/20	6,975	7,993
Bank of New York Mellon Corp.	3.550%	9/23/21	5,200	5,626
Bank of Nova Scotia	2.375%	12/17/13	7,250	7,416
Bank of Nova Scotia	1.850%	1/12/15	10,220	10,528
Bank of Nova Scotia	3.400%	1/22/15	265	281
Bank of Nova Scotia	2.050%	10/7/15	1,900	1,968
Bank of Nova Scotia	2.900%	3/29/16	145	155
Bank of Nova Scotia	2.550%	1/12/17	3,255	3,442
Bank of Nova Scotia	4.375%	1/13/21	1,570	1,828
6 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.450%	9/11/15	4,000	4,156
Bank One Corp.	4.900%	4/30/15	975	1,059
Bank One Corp.	7.625%	10/15/26	425	555
Bank One Corp.	8.000%	4/29/27	2,500	3,433
Barclays Bank plc	5.200%	7/10/14	23,220	24,784
Barclays Bank plc	2.750%	2/23/15	4,375	4,501
Barclays Bank plc	3.900%	4/7/15	3,745	3,975
Barclays Bank plc	5.000%	9/22/16	3,390	3,797
Barclays Bank plc	6.750%	5/22/19	3,040	3,694
Barclays Bank plc	5.125%	1/8/20	2,290	2,576
Barclays Bank plc	5.140%	10/14/20	4,745	4,873
BB&T Corp.	2.050%	4/28/14	3,280	3,352
BB&T Corp.	5.700%	4/30/14	970	1,044
BB&T Corp.	5.200%	12/23/15	9,270	10,374
BB&T Corp.	3.200%	3/15/16	4,670	5,007
BB&T Corp.	2.150%	3/22/17	3,800	3,936
BB&T Corp.	4.900%	6/30/17	100	113
BB&T Corp.	5.250%	11/1/19	3,750	4,340
BB&T Corp.	3.950%	3/22/22	1,770	1,933
BBVA US Senior SAU	3.250%	5/16/14	4,625	4,588
Bear Stearns Cos. LLC	5.700%	11/15/14	9,825	10,750
Bear Stearns Cos. LLC	5.300%	10/30/15	5,900	6,572
Bear Stearns Cos. LLC	5.550%	1/22/17	2,200	2,496
Bear Stearns Cos. LLC	6.400%	10/2/17	2,650	3,177
Bear Stearns Cos. LLC	7.250%	2/1/18	4,580	5,717
Bear Stearns Cos. LLC	4.650%	7/2/18	425	478
BNP Paribas SA	3.250%	3/11/15	9,355	9,722
BNP Paribas SA	3.600%	2/23/16	10,575	11,160
BNP Paribas SA	2.375%	9/14/17	5,600	5,605
BNP Paribas SA	5.000%	1/15/21	15,915	17,577
BNY Mellon NA	4.750%	12/15/14	3,350	3,621
Branch Banking & Trust Co.	5.625%	9/15/16	1,875	2,143
Canadian Imperial Bank of Commerce	0.900%	10/1/15	3,475	3,484
Canadian Imperial Bank of Commerce	2.350%	12/11/15	3,620	3,792
Capital One Bank USA NA	8.800%	7/15/19	10,900	14,373
Capital One Financial Corp.	7.375%	5/23/14	645	711
Capital One Financial Corp.	2.125%	7/15/14	3,395	3,460
Capital One Financial Corp.	5.500%	6/1/15	6,650	7,450
Capital One Financial Corp.	3.150%	7/15/16	6,545	6,954
Capital One Financial Corp.	6.150%	9/1/16	3,150	3,594
Capital One Financial Corp.	5.250%	2/21/17	1,075	1,202

Capital One Financial Corp.	6.750%	9/15/17	3,170	3,892
Capital One Financial Corp.	4.750%	7/15/21	1,545	1,744
[4,6] Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	4,025	4,721
Citigroup Inc.	5.300%	10/17/12	5,300	5,308
Citigroup Inc.	5.500%	4/11/13	4,720	4,841
Citigroup Inc.	6.000%	12/13/13	17,625	18,659
Citigroup Inc.	5.125%	5/5/14	798	842
Citigroup Inc.	6.375%	8/12/14	6,510	7,080
Citigroup Inc.	5.000%	9/15/14	9,120	9,617
Citigroup Inc.	6.010%	1/15/15	3,635	3,986
Citigroup Inc.	2.650%	3/2/15	11,900	12,185
Citigroup Inc.	4.750%	5/19/15	5,635	6,065
Citigroup Inc.	4.700%	5/29/15	3,650	3,923
Citigroup Inc.	4.587%	12/15/15	4,695	5,098
Citigroup Inc.	5.300%	1/7/16	5,550	6,097
Citigroup Inc.	3.953%	6/15/16	3,965	4,243
Citigroup Inc.	5.850%	8/2/16	265	302
Citigroup Inc.	4.450%	1/10/17	10,650	11,664
Citigroup Inc.	5.500%	2/15/17	12,485	13,793
Citigroup Inc.	6.000%	8/15/17	3,441	3,997
Citigroup Inc.	6.125%	11/21/17	13,960	16,387
Citigroup Inc.	6.125%	5/15/18	12,340	14,638
Citigroup Inc.	8.500%	5/22/19	18,415	24,397
Citigroup Inc.	5.375%	8/9/20	14,014	16,248
Citigroup Inc.	4.500%	1/14/22	11,300	12,439
Citigroup Inc.	6.625%	6/15/32	1,925	2,159
Citigroup Inc.	5.875%	2/22/33	3,905	4,103
Citigroup Inc.	6.000%	10/31/33	3,850	4,180
Citigroup Inc.	5.850%	12/11/34	812	951
Citigroup Inc.	6.125%	8/25/36	6,060	6,586
Citigroup Inc.	5.875%	5/29/37	4,550	5,319
Citigroup Inc.	6.875%	3/5/38	18,066	23,381
Citigroup Inc.	8.125%	7/15/39	1,575	2,331
Citigroup Inc.	5.875%	1/30/42	2,825	3,366
Comerica Bank	5.750%	11/21/16	3,775	4,403
Comerica Bank	5.200%	8/22/17	2,800	3,200
Comerica Inc.	4.800%	5/1/15	1,100	1,171
Commonwealth Bank of Australia	1.950%	3/16/15	7,200	7,345
Commonwealth Bank of Australia	1.250%	9/18/15	4,000	4,011
Commonwealth Bank of Australia	1.900%	9/18/17	2,000	2,003
Compass Bank	6.400%	10/1/17	900	951
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	7,630	7,866
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	12,950	13,786
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	12,265	13,667
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	10,750	11,382
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	3,465	4,036
Countrywide Financial Corp.	6.250%	5/15/16	450	490
Credit Suisse	2.200%	1/14/14	7,625	7,760
Credit Suisse	5.500%	5/1/14	7,790	8,323
Credit Suisse	3.500%	3/23/15	11,985	12,659
Credit Suisse	6.000%	2/15/18	6,450	7,301
Credit Suisse	5.300%	8/13/19	7,300	8,564

Credit Suisse	5.400%	1/14/20	2,275	2,489
Credit Suisse	4.375%	8/5/20	3,175	3,550
Credit Suisse USA Inc.	5.125%	1/15/14	625	656
Credit Suisse USA Inc.	4.875%	1/15/15	2,935	3,179
Credit Suisse USA Inc.	5.125%	8/15/15	4,265	4,724
Credit Suisse USA Inc.	5.375%	3/2/16	680	765
Credit Suisse USA Inc.	7.125%	7/15/32	5,385	7,727
Deutsche Bank AG	3.875%	8/18/14	145	152
Deutsche Bank AG	3.450%	3/30/15	5,900	6,224
Deutsche Bank AG	3.250%	1/11/16	11,195	11,834
Deutsche Bank AG	6.000%	9/1/17	15,190	18,092
Deutsche Bank Financial LLC	5.375%	3/2/15	4,545	4,827
Discover Bank	7.000%	4/15/20	1,350	1,631
Fifth Third Bancorp	3.625%	1/25/16	9,525	10,255
Fifth Third Bancorp	4.500%	6/1/18	725	805
Fifth Third Bancorp	3.500%	3/15/22	5,775	6,161
Fifth Third Bancorp	8.250%	3/1/38	6,246	8,951
Fifth Third Bank	4.750%	2/1/15	2,800	3,000
First Horizon National Corp.	5.375%	12/15/15	7,350	8,040
First Niagara Financial Group Inc.	6.750%	3/19/20	675	785
First Niagara Financial Group Inc.	7.250%	12/15/21	440	505
First Tennessee Bank NA	5.050%	1/15/15	3,574	3,686
Goldman Sachs Capital I	6.345%	2/15/34	5,375	5,402
Goldman Sachs Group Inc.	4.750%	7/15/13	7,425	7,656
Goldman Sachs Group Inc.	5.250%	10/15/13	13,485	14,095
Goldman Sachs Group Inc.	5.150%	1/15/14	4,875	5,120
Goldman Sachs Group Inc.	6.000%	5/1/14	10,170	10,922
Goldman Sachs Group Inc.	5.000%	10/1/14	11,175	11,960
Goldman Sachs Group Inc.	5.125%	1/15/15	8,040	8,646
Goldman Sachs Group Inc.	3.300%	5/3/15	1,475	1,535
Goldman Sachs Group Inc.	3.700%	8/1/15	2,510	2,647
Goldman Sachs Group Inc.	5.350%	1/15/16	14,375	15,875
Goldman Sachs Group Inc.	3.625%	2/7/16	33,565	35,370
Goldman Sachs Group Inc.	5.750%	10/1/16	3,330	3,779
Goldman Sachs Group Inc.	5.625%	1/15/17	4,570	5,040
Goldman Sachs Group Inc.	6.250%	9/1/17	14,730	17,211
Goldman Sachs Group Inc.	5.950%	1/18/18	6,215	7,166
Goldman Sachs Group Inc.	6.150%	4/1/18	7,225	8,427
Goldman Sachs Group Inc.	7.500%	2/15/19	3,255	4,031
Goldman Sachs Group Inc.	5.375%	3/15/20	18,740	20,737
Goldman Sachs Group Inc.	6.000%	6/15/20	18,290	21,028
Goldman Sachs Group Inc.	5.250%	7/27/21	5,725	6,300
Goldman Sachs Group Inc.	5.750%	1/24/22	12,225	14,003
Goldman Sachs Group Inc.	5.950%	1/15/27	4,795	4,995
Goldman Sachs Group Inc.	6.125%	2/15/33	15,965	17,916
Goldman Sachs Group Inc.	6.450%	5/1/36	8,525	8,940
Goldman Sachs Group Inc.	6.750%	10/1/37	20,705	22,119
Goldman Sachs Group Inc.	6.250%	2/1/41	12,055	13,982
HSBC Bank USA NA	4.625%	4/1/14	12,495	13,107
HSBC Bank USA NA	4.875%	8/24/20	4,275	4,609
HSBC Bank USA NA	5.875%	11/1/34	2,325	2,684
HSBC Bank USA NA	5.625%	8/15/35	3,950	4,319
HSBC Bank USA NA	7.000%	1/15/39	1,025	1,332
HSBC Holdings plc	5.100%	4/5/21	11,570	13,398
HSBC Holdings plc	4.875%	1/14/22	2,350	2,687
HSBC Holdings plc	4.000%	3/30/22	125	133
HSBC Holdings plc	7.625%	5/17/32	325	402

HSBC Holdings plc	7.350%	11/27/32	600	713
HSBC Holdings plc	6.500%	5/2/36	10,965	12,874
HSBC Holdings plc	6.500%	9/15/37	16,515	19,500
HSBC Holdings plc	6.800%	6/1/38	2,325	2,845
HSBC Holdings plc	6.100%	1/14/42	2,225	2,899
HSBC USA Inc.	2.375%	2/13/15	10,500	10,820
HSBC USA Inc.	5.000%	9/27/20	855	913
Huntington Bancshares Inc.	7.000%	12/15/20	3,950	4,801
JPMorgan Chase & Co.	2.050%	1/24/14	8,050	8,192
JPMorgan Chase & Co.	4.875%	3/15/14	8,800	9,272
JPMorgan Chase & Co.	4.650%	6/1/14	22,065	23,353
JPMorgan Chase & Co.	5.125%	9/15/14	15,490	16,598
JPMorgan Chase & Co.	3.700%	1/20/15	16,550	17,510
JPMorgan Chase & Co.	4.750%	3/1/15	4,625	5,023
JPMorgan Chase & Co.	1.875%	3/20/15	3,500	3,565
JPMorgan Chase & Co.	5.250%	5/1/15	5,525	6,039
JPMorgan Chase & Co.	3.400%	6/24/15	1,965	2,086
JPMorgan Chase & Co.	5.150%	10/1/15	8,195	9,069
JPMorgan Chase & Co.	2.600%	1/15/16	4,525	4,723
JPMorgan Chase & Co.	3.450%	3/1/16	1,420	1,510
JPMorgan Chase & Co.	3.150%	7/5/16	8,545	9,024
JPMorgan Chase & Co.	6.125%	6/27/17	3,325	3,904
JPMorgan Chase & Co.	2.000%	8/15/17	11,050	11,124
JPMorgan Chase & Co.	6.000%	1/15/18	13,385	15,934
JPMorgan Chase & Co.	6.300%	4/23/19	15,560	19,079
JPMorgan Chase & Co.	4.400%	7/22/20	1,295	1,419
JPMorgan Chase & Co.	4.250%	10/15/20	725	789
JPMorgan Chase & Co.	4.625%	5/10/21	815	908
JPMorgan Chase & Co.	4.350%	8/15/21	23,290	25,506
JPMorgan Chase & Co.	4.500%	1/24/22	2,825	3,134
JPMorgan Chase & Co.	3.250%	9/23/22	17,000	17,096
JPMorgan Chase & Co.	6.400%	5/15/38	33,865	43,230
JPMorgan Chase & Co.	5.500%	10/15/40	5,825	6,842
JPMorgan Chase & Co.	5.600%	7/15/41	4,475	5,339
JPMorgan Chase & Co.	5.400%	1/6/42	3,175	3,649
JPMorgan Chase Bank NA	5.875%	6/13/16	7,950	9,110
JPMorgan Chase Bank NA	6.000%	10/1/17	2,490	2,950
KeyBank NA	5.800%	7/1/14	850	916
KeyBank NA	5.450%	3/3/16	2,500	2,778
KeyCorp	5.100%	3/24/21	6,490	7,591
6 Lloyds TSB Bank plc	4.375%	1/12/15	2,725	2,883
Lloyds TSB Bank plc	4.875%	1/21/16	5,370	5,859
Lloyds TSB Bank plc	4.200%	3/28/17	5,050	5,557
6 Lloyds TSB Bank plc	5.800%	1/13/20	2,950	3,437
Lloyds TSB Bank plc	6.375%	1/21/21	5,500	6,749
Manufacturers & Traders Trust Co.	6.625%	12/4/17	2,475	2,952
4 Manufacturers & Traders Trust Co.	5.585%	12/28/20	100	99
MBNA Corp.	5.000%	6/15/15	1,425	1,544
Mellon Funding Corp.	5.000%	12/1/14	875	943
Merrill Lynch & Co. Inc.	5.000%	2/3/14	5,325	5,546
Merrill Lynch & Co. Inc.	5.450%	7/15/14	1,665	1,775
Merrill Lynch & Co. Inc.	5.000%	1/15/15	11,281	12,128
Merrill Lynch & Co. Inc.	6.050%	5/16/16	1,730	1,881
Merrill Lynch & Co. Inc.	5.700%	5/2/17	9,035	9,728
Merrill Lynch & Co. Inc.	6.400%	8/28/17	11,055	12,824
Merrill Lynch & Co. Inc.	6.875%	4/25/18	17,595	21,087
Merrill Lynch & Co. Inc.	6.500%	7/15/18	1,100	1,299

Merrill Lynch & Co. Inc.	6.110%	1/29/37	1,065	1,129
Merrill Lynch & Co. Inc.	7.750%	5/14/38	15,255	19,056
Morgan Stanley	6.750%	10/15/13	200	210
Morgan Stanley	2.875%	1/24/14	19,900	20,166
Morgan Stanley	4.750%	4/1/14	14,430	14,937
Morgan Stanley	6.000%	5/13/14	12,050	12,774
Morgan Stanley	2.875%	7/28/14	1,050	1,073
Morgan Stanley	4.200%	11/20/14	3,370	3,501
Morgan Stanley	4.100%	1/26/15	3,300	3,412
Morgan Stanley	6.000%	4/28/15	5,135	5,566
Morgan Stanley	5.375%	10/15/15	10,660	11,464
Morgan Stanley	3.450%	11/2/15	24,800	25,379
Morgan Stanley	3.800%	4/29/16	1,215	1,254
Morgan Stanley	5.750%	10/18/16	4,700	5,152
Morgan Stanley	5.450%	1/9/17	3,815	4,162
Morgan Stanley	4.750%	3/22/17	9,150	9,801
Morgan Stanley	5.950%	12/28/17	5,690	6,393
Morgan Stanley	6.625%	4/1/18	7,565	8,654
Morgan Stanley	7.300%	5/13/19	13,185	15,561
Morgan Stanley	5.625%	9/23/19	25,555	27,891
Morgan Stanley	5.500%	1/26/20	2,750	2,972
Morgan Stanley	5.500%	7/24/20	2,150	2,320
Morgan Stanley	5.750%	1/25/21	11,940	13,065
Morgan Stanley	5.500%	7/28/21	3,750	4,088
Morgan Stanley	6.250%	8/9/26	8,475	9,476
Morgan Stanley	7.250%	4/1/32	7,545	9,073
Morgan Stanley	6.375%	7/24/42	3,875	4,231
Murray Street Investment Trust I	4.647%	3/9/17	6,300	6,767
National Australia Bank Ltd.	2.000%	3/9/15	3,800	3,877
National Australia Bank Ltd.	1.600%	8/7/15	6,275	6,329
National Australia Bank Ltd.	2.750%	3/9/17	3,800	3,977
National Bank of Canada	1.500%	6/26/15	6,750	6,867
National City Bank	5.800%	6/7/17	1,775	2,074
National City Corp.	4.900%	1/15/15	850	928
National City Corp.	6.875%	5/15/19	4,965	6,134
Northern Trust Co.	6.500%	8/15/18	425	530
Northern Trust Corp.	4.625%	5/1/14	1,025	1,090
Northern Trust Corp.	2.375%	8/2/22	1,975	1,956
PNC Bank NA	4.875%	9/21/17	3,575	4,116
PNC Bank NA	6.000%	12/7/17	325	391
PNC Funding Corp.	3.000%	5/19/14	145	150
PNC Funding Corp.	3.625%	2/8/15	235	250
PNC Funding Corp.	4.250%	9/21/15	650	714
PNC Funding Corp.	5.250%	11/15/15	7,550	8,440
PNC Funding Corp.	2.700%	9/19/16	1,945	2,068
PNC Funding Corp.	5.625%	2/1/17	325	374
PNC Funding Corp.	6.700%	6/10/19	6,475	8,299
PNC Funding Corp.	5.125%	2/8/20	5,700	6,739
PNC Funding Corp.	4.375%	8/11/20	6,150	7,046
PNC Funding Corp.	3.300%	3/8/22	11,000	11,741
Royal Bank of Canada	1.450%	10/30/14	160	163
Royal Bank of Canada	1.150%	3/13/15	2,475	2,506
Royal Bank of Canada	2.625%	12/15/15	9,125	9,652
Royal Bank of Canada	2.875%	4/19/16	2,075	2,212
Royal Bank of Canada	2.300%	7/20/16	9,255	9,732
Royal Bank of Scotland Group plc	2.550%	9/18/15	1,450	1,466
Royal Bank of Scotland Group plc	6.400%	10/21/19	8,505	9,842

Royal Bank of Scotland NV	4.650%	6/4/18	100	96
Royal Bank of Scotland plc	3.250%	1/11/14	3,925	4,026
6 Royal Bank of Scotland plc	4.875%	8/25/14	1,075	1,140
Royal Bank of Scotland plc	4.875%	3/16/15	3,365	3,606
Royal Bank of Scotland plc	3.950%	9/21/15	545	578
Royal Bank of Scotland plc	4.375%	3/16/16	12,030	12,955
Royal Bank of Scotland plc	5.625%	8/24/20	7,355	8,363
Royal Bank of Scotland plc	6.125%	1/11/21	2,630	3,132
Santander Holdings USA Inc.	3.000%	9/24/15	1,550	1,567
Santander Holdings USA Inc.	4.625%	4/19/16	4,225	4,366
SouthTrust Corp.	5.800%	6/15/14	750	806
Sovereign Bank	8.750%	5/30/18	675	768
State Street Bank & Trust Co.	5.300%	1/15/16	2,725	3,042
State Street Bank & Trust Co.	5.250%	10/15/18	2,879	3,427
State Street Corp.	4.300%	5/30/14	1,600	1,700
State Street Corp.	2.875%	3/7/16	6,235	6,683
State Street Corp.	5.375%	4/30/17	185	217
State Street Corp.	4.375%	3/7/21	1,385	1,612
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	3,700	3,730
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	6,925	7,019
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	2,675	2,724
SunTrust Bank	5.000%	9/1/15	16	17
SunTrust Bank	7.250%	3/15/18	375	453
SunTrust Banks Inc.	3.600%	4/15/16	4,160	4,442
SunTrust Banks Inc.	3.500%	1/20/17	4,070	4,352
SunTrust Banks Inc.	6.000%	9/11/17	2,550	2,987
Svenska Handelsbanken AB	2.875%	4/4/17	10,975	11,553
Toronto-Dominion Bank	1.375%	7/14/14	1,660	1,690
Toronto-Dominion Bank	2.500%	7/14/16	2,495	2,635
Toronto-Dominion Bank	2.375%	10/19/16	7,878	8,282
UBS AG	2.250%	1/28/14	9,950	10,102
UBS AG	3.875%	1/15/15	1,890	2,001
UBS AG	7.000%	10/15/15	1,000	1,098
UBS AG	5.875%	7/15/16	2,620	2,872
UBS AG	7.375%	6/15/17	3,000	3,534
UBS AG	5.875%	12/20/17	7,960	9,408
UBS AG	5.750%	4/25/18	2,940	3,469
UBS AG	4.875%	8/4/20	14,450	16,101
UBS AG	7.750%	9/1/26	1,000	1,222
Union Bank NA	5.950%	5/11/16	1,375	1,572
Union Bank NA	3.000%	6/6/16	1,550	1,647
Union Bank NA	2.125%	6/16/17	1,100	1,126
UnionBanCal Corp.	5.250%	12/16/13	700	730
UnionBanCal Corp.	3.500%	6/18/22	4,150	4,372
US Bancorp	1.125%	10/30/13	3,400	3,424
US Bancorp	4.200%	5/15/14	175	185
US Bancorp	3.150%	3/4/15	600	636
US Bancorp	2.450%	7/27/15	480	504
US Bancorp	3.442%	2/1/16	4,395	4,610
US Bancorp	2.200%	11/15/16	9,450	9,904
US Bancorp	1.650%	5/15/17	6,650	6,819
US Bancorp	4.125%	5/24/21	10,265	11,671
US Bancorp	3.000%	3/15/22	4,225	4,404
US Bancorp	2.950%	7/15/22	3,375	3,391
US Bank NA	6.300%	2/4/14	3,150	3,390
US Bank NA	4.950%	10/30/14	5,050	5,483
US Bank NA	4.800%	4/15/15	850	937

Vesey Street Investment Trust I	4.404%	9/1/16	625	667
Wachovia Bank NA	4.800%	11/1/14	411	442
Wachovia Bank NA	4.875%	2/1/15	4,840	5,239
Wachovia Bank NA	5.000%	8/15/15	577	635
Wachovia Bank NA	6.000%	11/15/17	2,500	2,998
Wachovia Bank NA	5.850%	2/1/37	5,775	7,240
Wachovia Bank NA	6.600%	1/15/38	9,845	13,467
Wachovia Corp.	4.875%	2/15/14	5,275	5,538
Wachovia Corp.	5.250%	8/1/14	4,615	4,959
Wachovia Corp.	5.625%	10/15/16	11,800	13,680
Wachovia Corp.	5.750%	6/15/17	11,950	14,285
Wachovia Corp.	5.750%	2/1/18	1,265	1,524
Wachovia Corp.	6.605%	10/1/25	100	121
Wachovia Corp.	7.500%	4/15/35	275	358
Wachovia Corp.	5.500%	8/1/35	1,775	2,038
Wachovia Corp.	6.550%	10/15/35	250	298
Wells Fargo & Co.	4.950%	10/16/13	777	810
Wells Fargo & Co.	3.750%	10/1/14	2,345	2,486
Wells Fargo & Co.	1.250%	2/13/15	17,550	17,687
Wells Fargo & Co.	3.625%	4/15/15	11,375	12,154
Wells Fargo & Co.	1.500%	7/1/15	3,350	3,401
Wells Fargo & Co.	3.676%	6/15/16	13,820	15,000
Wells Fargo & Co.	5.125%	9/15/16	1,060	1,191
Wells Fargo & Co.	2.625%	12/15/16	5,400	5,706
Wells Fargo & Co.	2.100%	5/8/17	3,625	3,728
Wells Fargo & Co.	5.625%	12/11/17	20,165	24,184
Wells Fargo & Co.	4.600%	4/1/21	11,765	13,458
Wells Fargo & Co.	3.500%	3/8/22	2,650	2,818
Wells Fargo & Co.	5.375%	2/7/35	4,700	5,681
Wells Fargo Bank NA	4.750%	2/9/15	4,005	4,333
Wells Fargo Bank NA	5.750%	5/16/16	3,600	4,128
Wells Fargo Bank NA	5.950%	8/26/36	2,700	3,452
4 Wells Fargo Capital X	5.950%	12/1/86	3,600	3,618
Westpac Banking Corp.	1.850%	12/9/13	7,815	7,933
Westpac Banking Corp.	4.200%	2/27/15	7,400	7,957
Westpac Banking Corp.	3.000%	8/4/15	4,125	4,350
Westpac Banking Corp.	1.125%	9/25/15	6,400	6,409
Westpac Banking Corp.	3.000%	12/9/15	335	355
Westpac Banking Corp.	2.000%	8/14/17	4,325	4,382
Westpac Banking Corp.	4.875%	11/19/19	9,370	10,694
Zions Bancorporation	4.500%	3/27/17	450	459

Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	5,000	5,686
Ameriprise Financial Inc.	5.300%	3/15/20	775	919
4 Ameriprise Financial Inc.	7.518%	6/1/66	4,475	4,945
BlackRock Inc.	3.500%	12/10/14	1,700	1,810
BlackRock Inc.	1.375%	6/1/15	875	891
BlackRock Inc.	6.250%	9/15/17	1,150	1,419
BlackRock Inc.	5.000%	12/10/19	3,465	4,123
BlackRock Inc.	4.250%	5/24/21	5,600	6,282
BlackRock Inc.	3.375%	6/1/22	5,750	6,086
Charles Schwab Corp.	4.950%	6/1/14	2,150	2,303
Charles Schwab Corp.	4.450%	7/22/20	1,000	1,139
6 Charles Schwab Corp.	3.225%	9/1/22	3,075	3,104
6 FMR LLC	7.490%	6/15/19	200	243
Franklin Resources Inc.	3.125%	5/20/15	1,450	1,531

Franklin Resources Inc.	1.375%	9/15/17	1,400	1,408
Franklin Resources Inc.	4.625%	5/20/20	700	805
Franklin Resources Inc.	2.800%	9/15/22	4,875	4,937
Jefferies Group Inc.	3.875%	11/9/15	875	881
Jefferies Group Inc.	5.125%	4/13/18	3,975	4,010
Jefferies Group Inc.	8.500%	7/15/19	3,000	3,435
Jefferies Group Inc.	6.875%	4/15/21	1,620	1,731
Jefferies Group Inc.	6.450%	6/8/27	1,050	1,070
Jefferies Group Inc.	6.250%	1/15/36	5,280	5,214
Lazard Group LLC	6.850%	6/15/17	2,675	3,011
6 Legg Mason Inc.	5.500%	5/21/19	1,825	1,954
Nomura Holdings Inc.	5.000%	3/4/15	2,425	2,555
Nomura Holdings Inc.	4.125%	1/19/16	275	284
Nomura Holdings Inc.	6.700%	3/4/20	4,025	4,596
Raymond James Financial Inc.	4.250%	4/15/16	1,000	1,060
TD Ameritrade Holding Corp.	4.150%	12/1/14	1,025	1,095
TD Ameritrade Holding Corp.	5.600%	12/1/19	925	1,082

Finance Companies (0.7%)
Block Financial LLC	5.125%	10/30/14	2,460	2,591
Discover Financial Services	6.450%	6/12/17	325	375
6 Discover Financial Services	5.200%	4/27/22	950	1,035
GATX Corp.	4.750%	6/15/22	2,050	2,117
General Electric Capital Corp.	5.250%	10/19/12	24,450	24,503
General Electric Capital Corp.	2.800%	1/8/13	6,975	7,020
General Electric Capital Corp.	5.450%	1/15/13	5,470	5,547
General Electric Capital Corp.	2.100%	1/7/14	6,325	6,441
General Electric Capital Corp.	5.900%	5/13/14	5,125	5,547
General Electric Capital Corp.	5.500%	6/4/14	5,150	5,552
General Electric Capital Corp.	5.650%	6/9/14	5,800	6,272
General Electric Capital Corp.	3.750%	11/14/14	12,475	13,247
General Electric Capital Corp.	3.500%	6/29/15	5,000	5,329
General Electric Capital Corp.	1.625%	7/2/15	3,825	3,893
General Electric Capital Corp.	4.375%	9/21/15	5,300	5,822
General Electric Capital Corp.	2.250%	11/9/15	2,445	2,534
General Electric Capital Corp.	2.950%	5/9/16	4,225	4,472
General Electric Capital Corp.	3.350%	10/17/16	7,700	8,305
General Electric Capital Corp.	2.900%	1/9/17	250	264
General Electric Capital Corp.	5.400%	2/15/17	14,850	17,176
General Electric Capital Corp.	2.300%	4/27/17	4,700	4,833
General Electric Capital Corp.	5.625%	9/15/17	6,065	7,154
General Electric Capital Corp.	5.625%	5/1/18	17,050	20,143
General Electric Capital Corp.	6.000%	8/7/19	10,675	12,986
General Electric Capital Corp.	5.500%	1/8/20	1,075	1,272
General Electric Capital Corp.	5.550%	5/4/20	3,275	3,878
General Electric Capital Corp.	4.625%	1/7/21	3,425	3,826
General Electric Capital Corp.	5.300%	2/11/21	8,330	9,555
General Electric Capital Corp.	4.650%	10/17/21	2,465	2,765
General Electric Capital Corp.	3.150%	9/7/22	2,000	2,004
General Electric Capital Corp.	6.750%	3/15/32	15,610	20,109
General Electric Capital Corp.	6.150%	8/7/37	19,250	23,513
General Electric Capital Corp.	5.875%	1/14/38	22,490	26,715
General Electric Capital Corp.	6.875%	1/10/39	30,425	40,693
4 General Electric Capital Corp.	6.375%	11/15/67	12,635	13,298
4 HSBC Finance Capital Trust IX	5.911%	11/30/35	1,950	1,921
HSBC Finance Corp.	5.250%	1/15/14	1,425	1,494
HSBC Finance Corp.	5.250%	4/15/15	4,485	4,843

HSBC Finance Corp.	5.000%	6/30/15	11,445	12,383
HSBC Finance Corp.	5.500%	1/19/16	1,545	1,706
HSBC Finance Corp.	6.676%	1/15/21	17,234	19,952
SLM Corp.	5.000%	10/1/13	2,545	2,638
SLM Corp.	5.375%	5/15/14	3,175	3,352
SLM Corp.	5.050%	11/14/14	975	1,021
SLM Corp.	5.000%	4/15/15	600	634
SLM Corp.	6.250%	1/25/16	13,275	14,565
SLM Corp.	6.000%	1/25/17	4,775	5,210
SLM Corp.	4.625%	9/25/17	1,800	1,835
SLM Corp.	8.450%	6/15/18	5,845	6,889
SLM Corp.	8.000%	3/25/20	5,795	6,699
SLM Corp.	7.250%	1/25/22	1,250	1,413
SLM Corp.	5.625%	8/1/33	5,895	5,554

Insurance (1.2%)
ACE Capital Trust II	9.700%	4/1/30	1,000	1,420
ACE INA Holdings Inc.	5.875%	6/15/14	2,500	2,719
ACE INA Holdings Inc.	5.600%	5/15/15	1,725	1,936
ACE INA Holdings Inc.	2.600%	11/23/15	3,735	3,913
ACE INA Holdings Inc.	5.700%	2/15/17	1,400	1,660
ACE INA Holdings Inc.	5.800%	3/15/18	425	521
ACE INA Holdings Inc.	5.900%	6/15/19	785	970
ACE INA Holdings Inc.	6.700%	5/15/36	400	563
AEGON Funding Co. LLC	5.750%	12/15/20	3,016	3,514
Aetna Inc.	6.000%	6/15/16	6,675	7,814
Aetna Inc.	3.950%	9/1/20	5,500	5,969
Aetna Inc.	4.125%	6/1/21	2,230	2,453
Aetna Inc.	6.625%	6/15/36	3,100	3,995
Aetna Inc.	6.750%	12/15/37	1,425	1,877
Aflac Inc.	2.650%	2/15/17	2,565	2,692
Aflac Inc.	8.500%	5/15/19	1,425	1,904
Aflac Inc.	6.900%	12/17/39	2,450	3,156
Aflac Inc.	6.450%	8/15/40	1,050	1,285
Alleghany Corp.	5.625%	9/15/20	1,000	1,104
Alleghany Corp.	4.950%	6/27/22	3,200	3,488
Allied World Assurance Co. Ltd.	7.500%	8/1/16	6,875	7,968
Allstate Corp.	6.200%	5/16/14	895	975
Allstate Corp.	5.000%	8/15/14	3,325	3,594
Allstate Corp.	7.450%	5/16/19	3,230	4,220
Allstate Corp.	6.125%	12/15/32	950	1,227
Allstate Corp.	5.350%	6/1/33	225	267
Allstate Corp.	5.550%	5/9/35	1,370	1,682
Allstate Corp.	5.950%	4/1/36	1,000	1,276
Allstate Corp.	6.900%	5/15/38	2,655	3,664
Allstate Corp.	5.200%	1/15/42	1,000	1,194
4 Allstate Corp.	6.500%	5/15/57	1,625	1,714
4 Allstate Corp.	6.125%	5/15/67	1,750	1,798
Alterra Finance LLC	6.250%	9/30/20	815	888
American Financial Group Inc.	9.875%	6/15/19	775	980
American International Group Inc.	4.250%	9/15/14	3,640	3,845
American International Group Inc.	3.000%	3/20/15	6,600	6,838
American International Group Inc.	2.375%	8/24/15	525	530
American International Group Inc.	5.050%	10/1/15	4,775	5,220
American International Group Inc.	4.875%	9/15/16	3,200	3,572
American International Group Inc.	5.600%	10/18/16	4,825	5,497
American International Group Inc.	3.800%	3/22/17	8,850	9,506

American International Group Inc.	5.450%	5/18/17	2,815	3,201
American International Group Inc.	5.850%	1/16/18	5,050	5,862
American International Group Inc.	8.250%	8/15/18	3,380	4,348
American International Group Inc.	6.400%	12/15/20	16,710	20,440
American International Group Inc.	6.250%	5/1/36	6,500	8,300
American International Group Inc.	6.820%	11/15/37	1,107	1,449
4 American International Group Inc.	8.175%	5/15/68	12,565	15,361
4 American International Group Inc.	6.250%	3/15/87	5,348	5,361
Aon Corp.	3.500%	9/30/15	2,025	2,143
Aon Corp.	5.000%	9/30/20	6,370	7,346
Aon Corp.	8.205%	1/1/27	825	1,032
Aon Corp.	6.250%	9/30/40	2,125	2,751
Arch Capital Group Ltd.	7.350%	5/1/34	1,175	1,510
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	4,250	4,657
Assurant Inc.	5.625%	2/15/14	625	659
Assurant Inc.	6.750%	2/15/34	3,825	4,411
AXA SA	8.600%	12/15/30	7,170	8,746
Axis Capital Holdings Ltd.	5.750%	12/1/14	725	779
Axis Specialty Finance LLC	5.875%	6/1/20	5,300	5,956
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	1,050	1,153
Berkshire Hathaway Finance Corp.	2.450%	12/15/15	2,050	2,160
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	2,100	2,148
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	5,670	6,841
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	5,620	6,427
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	2,100	2,183
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	145	177
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,100	2,168
Berkshire Hathaway Inc.	3.200%	2/11/15	3,700	3,927
Berkshire Hathaway Inc.	2.200%	8/15/16	20,370	21,385
Berkshire Hathaway Inc.	1.900%	1/31/17	5,000	5,180
Chubb Corp.	5.750%	5/15/18	940	1,163
Chubb Corp.	6.000%	5/11/37	2,900	3,932
4 Chubb Corp.	6.375%	3/29/67	6,065	6,459
Cigna Corp.	2.750%	11/15/16	8,005	8,450
Cigna Corp.	5.125%	6/15/20	875	1,001
Cigna Corp.	4.375%	12/15/20	200	219
Cigna Corp.	4.500%	3/15/21	1,090	1,208
Cigna Corp.	4.000%	2/15/22	1,385	1,491
Cigna Corp.	7.875%	5/15/27	425	562
Cigna Corp.	6.150%	11/15/36	9,259	11,095
Cigna Corp.	5.875%	3/15/41	1,865	2,221
Cigna Corp.	5.375%	2/15/42	1,585	1,777
Cincinnati Financial Corp.	6.920%	5/15/28	4,325	5,223
CNA Financial Corp.	5.850%	12/15/14	2,000	2,177
CNA Financial Corp.	6.500%	8/15/16	1,750	2,024
CNA Financial Corp.	7.350%	11/15/19	1,840	2,285
CNA Financial Corp.	5.875%	8/15/20	1,805	2,100
CNA Financial Corp.	5.750%	8/15/21	6,140	7,188
Coventry Health Care Inc.	6.300%	8/15/14	3,850	4,205
Coventry Health Care Inc.	5.950%	3/15/17	1,800	2,101
Coventry Health Care Inc.	5.450%	6/15/21	1,985	2,316
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	4,729	5,216
Genworth Financial Inc.	5.750%	6/15/14	300	311
Genworth Financial Inc.	4.950%	10/1/15	825	846
Genworth Financial Inc.	8.625%	12/15/16	4,125	4,661
Genworth Financial Inc.	6.515%	5/22/18	350	357
Genworth Financial Inc.	7.700%	6/15/20	535	556

Genworth Financial Inc.	7.625%	9/24/21	4,650	4,766
Genworth Financial Inc.	6.500%	6/15/34	3,575	3,374
Hartford Financial Services Group Inc.	5.500%	10/15/16	975	1,078
Hartford Financial Services Group Inc.	5.375%	3/15/17	900	999
Hartford Financial Services Group Inc.	4.000%	10/15/17	925	992
Hartford Financial Services Group Inc.	6.300%	3/15/18	3,150	3,634
Hartford Financial Services Group Inc.	6.000%	1/15/19	925	1,053
Hartford Financial Services Group Inc.	5.125%	4/15/22	825	923
Hartford Financial Services Group Inc.	5.950%	10/15/36	550	561
Hartford Financial Services Group Inc.	6.100%	10/1/41	1,775	1,987
Hartford Financial Services Group Inc.	6.625%	4/15/42	3,050	3,671
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,600	1,848
Humana Inc.	7.200%	6/15/18	100	121
Humana Inc.	6.300%	8/1/18	150	174
Humana Inc.	8.150%	6/15/38	2,500	3,368
Infinity Property & Casualty Corp.	5.000%	9/19/22	950	989
6 ING US Inc.	5.500%	7/15/22	525	550
Jefferson-Pilot Corp.	4.750%	1/30/14	275	287
Lincoln National Corp.	4.300%	6/15/15	1,619	1,729
Lincoln National Corp.	8.750%	7/1/19	900	1,178
Lincoln National Corp.	6.250%	2/15/20	4,745	5,558
Lincoln National Corp.	4.850%	6/24/21	8,407	9,159
Lincoln National Corp.	4.200%	3/15/22	100	105
Lincoln National Corp.	6.150%	4/7/36	3,450	3,913
Lincoln National Corp.	7.000%	6/15/40	1,285	1,609
4 Lincoln National Corp.	7.000%	5/17/66	6,985	7,002
Loews Corp.	5.250%	3/15/16	950	1,071
Loews Corp.	6.000%	2/1/35	200	235
Manulife Financial Corp.	3.400%	9/17/15	3,875	4,060
Manulife Financial Corp.	4.900%	9/17/20	4,875	5,387
Markel Corp.	7.125%	9/30/19	825	990
Markel Corp.	4.900%	7/1/22	2,750	2,940
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	56	63
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	5,962	8,190
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,265	2,529
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	2,125	2,455
6 Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	575	866
MetLife Inc.	5.000%	11/24/13	1,275	1,341
MetLife Inc.	2.375%	2/6/14	7,420	7,593
MetLife Inc.	5.000%	6/15/15	2,245	2,493
MetLife Inc.	6.750%	6/1/16	895	1,070
MetLife Inc.	1.564%	12/15/17	4,100	4,128
MetLife Inc.	6.817%	8/15/18	895	1,127
MetLife Inc.	7.717%	2/15/19	1,570	2,045
MetLife Inc.	4.750%	2/8/21	3,895	4,506
MetLife Inc.	1.564%	12/15/22	2,425	2,438
MetLife Inc.	6.375%	6/15/34	1,770	2,315
MetLife Inc.	5.875%	2/6/41	6,745	8,464
MetLife Inc.	4.125%	8/13/42	3,100	3,077
4 MetLife Inc.	6.400%	12/15/66	5,235	5,536
6 Metropolitan Life Global Funding I	5.125%	6/10/14	5,225	5,590
Munich Re America Corp.	7.450%	12/15/26	1,200	1,566
4 Nationwide Financial Services Inc.	6.750%	5/15/67	200	204
PartnerRe Finance B LLC	5.500%	6/1/20	8,508	9,417
Primerica Inc.	4.750%	7/15/22	475	509
Principal Financial Group Inc.	7.875%	5/15/14	1,525	1,696
Principal Financial Group Inc.	8.875%	5/15/19	8,090	10,760

Principal Financial Group Inc.	6.050%	10/15/36	1,825	2,235
Principal Life Income Funding Trusts	5.100%	4/15/14	1,250	1,332
Progressive Corp.	3.750%	8/23/21	855	945
Progressive Corp.	6.625%	3/1/29	1,300	1,699
Progressive Corp.	6.250%	12/1/32	100	132
4 Progressive Corp.	6.700%	6/15/67	3,100	3,302
Protective Life Corp.	7.375%	10/15/19	950	1,140
Protective Life Corp.	8.450%	10/15/39	2,900	3,723
Prudential Financial Inc.	4.750%	4/1/14	650	685
Prudential Financial Inc.	5.100%	9/20/14	6,080	6,572
Prudential Financial Inc.	3.875%	1/14/15	2,000	2,127
Prudential Financial Inc.	6.200%	1/15/15	2,750	3,045
Prudential Financial Inc.	4.750%	9/17/15	5,750	6,331
Prudential Financial Inc.	5.500%	3/15/16	1,575	1,763
Prudential Financial Inc.	3.000%	5/12/16	1,650	1,737
Prudential Financial Inc.	6.000%	12/1/17	1,550	1,878
Prudential Financial Inc.	7.375%	6/15/19	795	1,007
Prudential Financial Inc.	5.375%	6/21/20	1,945	2,256
Prudential Financial Inc.	5.750%	7/15/33	1,280	1,437
Prudential Financial Inc.	5.400%	6/13/35	2,775	2,996
Prudential Financial Inc.	5.900%	3/17/36	2,300	2,598
Prudential Financial Inc.	5.700%	12/14/36	6,370	7,186
Prudential Financial Inc.	6.625%	12/1/37	6,050	7,540
Prudential Financial Inc.	5.625%	5/12/41	1,745	1,950
4 Prudential Financial Inc.	5.875%	9/15/42	2,000	2,045
4 Reinsurance Group of America Inc.	6.750%	12/15/65	5,675	5,476
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	675	788
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,225	1,511
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	4,075	5,180
Torchmark Corp.	6.375%	6/15/16	1,225	1,388
Transatlantic Holdings Inc.	8.000%	11/30/39	5,275	6,672
Travelers Cos. Inc.	5.500%	12/1/15	3,815	4,315
Travelers Cos. Inc.	6.250%	6/20/16	1,100	1,297
Travelers Cos. Inc.	5.750%	12/15/17	1,375	1,666
Travelers Cos. Inc.	5.800%	5/15/18	965	1,182
Travelers Cos. Inc.	3.900%	11/1/20	2,170	2,448
Travelers Cos. Inc.	6.750%	6/20/36	1,525	2,137
Travelers Cos. Inc.	6.250%	6/15/37	6,010	8,098
Travelers Cos. Inc.	5.350%	11/1/40	4,245	5,308
Travelers Property Casualty Corp.	6.375%	3/15/33	100	131
UnitedHealth Group Inc.	5.000%	8/15/14	4,900	5,295
UnitedHealth Group Inc.	4.875%	3/15/15	875	961
UnitedHealth Group Inc.	1.875%	11/15/16	325	336
UnitedHealth Group Inc.	6.000%	6/15/17	1,825	2,217
UnitedHealth Group Inc.	6.000%	2/15/18	340	419
UnitedHealth Group Inc.	3.875%	10/15/20	5,000	5,512
UnitedHealth Group Inc.	4.700%	2/15/21	835	969
UnitedHealth Group Inc.	3.375%	11/15/21	145	155
UnitedHealth Group Inc.	2.875%	3/15/22	3,300	3,358
UnitedHealth Group Inc.	5.800%	3/15/36	4,525	5,454
UnitedHealth Group Inc.	6.500%	6/15/37	625	826
UnitedHealth Group Inc.	6.625%	11/15/37	1,425	1,937
UnitedHealth Group Inc.	6.875%	2/15/38	7,620	10,545
UnitedHealth Group Inc.	5.950%	2/15/41	250	319
UnitedHealth Group Inc.	4.625%	11/15/41	75	81
UnitedHealth Group Inc.	4.375%	3/15/42	1,000	1,068
Unum Group	7.125%	9/30/16	1,250	1,455

Unum Group	5.625%	9/15/20	825	928
Unum Group	5.750%	8/15/42	1,925	2,031
Validus Holdings Ltd.	8.875%	1/26/40	2,950	3,770
WellPoint Inc.	6.000%	2/15/14	550	589
WellPoint Inc.	5.000%	12/15/14	4,650	5,050
WellPoint Inc.	1.250%	9/10/15	2,825	2,844
WellPoint Inc.	5.250%	1/15/16	1,710	1,917
WellPoint Inc.	5.875%	6/15/17	7,450	8,829
WellPoint Inc.	1.875%	1/15/18	2,975	2,985
WellPoint Inc.	7.000%	2/15/19	655	818
WellPoint Inc.	3.700%	8/15/21	205	215
WellPoint Inc.	3.125%	5/15/22	700	698
WellPoint Inc.	3.300%	1/15/23	2,600	2,628
WellPoint Inc.	5.950%	12/15/34	3,050	3,568
WellPoint Inc.	5.850%	1/15/36	2,400	2,785
WellPoint Inc.	6.375%	6/15/37	620	767
WellPoint Inc.	4.625%	5/15/42	2,000	2,018
WellPoint Inc.	4.650%	1/15/43	500	507
Willis Group Holdings plc	4.125%	3/15/16	3,775	4,014
Willis Group Holdings plc	5.750%	3/15/21	5,710	6,471
Willis North America Inc.	5.625%	7/15/15	2,200	2,383
Willis North America Inc.	6.200%	3/28/17	1,125	1,282
Willis North America Inc.	7.000%	9/29/19	150	179
WR Berkley Corp.	5.375%	9/15/20	375	413
XL Group plc	5.250%	9/15/14	350	375
XL Group plc	6.375%	11/15/24	175	207
XL Group plc	6.250%	5/15/27	1,392	1,573
XLIT Ltd.	5.750%	10/1/21	6,805	7,845

Other Finance (0.0%)
CME Group Inc.	5.750%	2/15/14	1,075	1,149
NASDAQ OMX Group Inc.	5.550%	1/15/20	3,800	4,098
ORIX Corp.	4.710%	4/27/15	1,500	1,594
ORIX Corp.	5.000%	1/12/16	2,340	2,531
ORIX Corp.	3.750%	3/9/17	2,700	2,793
XTRA Finance Corp.	5.150%	4/1/17	4,525	5,231

Real Estate Investment Trusts (0.5%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	2,575	2,746
Arden Realty LP	5.250%	3/1/15	250	271
AvalonBay Communities Inc.	5.750%	9/15/16	275	317
BioMed Realty LP	3.850%	4/15/16	2,500	2,636
BioMed Realty LP	4.250%	7/15/22	1,050	1,095
Boston Properties LP	5.625%	4/15/15	1,375	1,524
Boston Properties LP	5.625%	11/15/20	4,500	5,337
Boston Properties LP	4.125%	5/15/21	1,410	1,518
Boston Properties LP	3.850%	2/1/23	8,700	9,160
Brandywine Operating Partnership LP	6.000%	4/1/16	5,630	6,166
Brandywine Operating Partnership LP	5.700%	5/1/17	275	305
Brandywine Operating Partnership LP	4.950%	4/15/18	4,250	4,563
BRE Properties Inc.	5.500%	3/15/17	975	1,104
BRE Properties Inc.	3.375%	1/15/23	1,125	1,118
CommonWealth REIT	6.250%	8/15/16	575	629
CommonWealth REIT	6.250%	6/15/17	1,725	1,897
CommonWealth REIT	5.875%	9/15/20	1,300	1,396
Digital Realty Trust LP	4.500%	7/15/15	4,550	4,869
Digital Realty Trust LP	5.250%	3/15/21	4,965	5,521

Duke Realty LP	7.375%	2/15/15	3,675	4,122
Duke Realty LP	5.950%	2/15/17	5,225	5,900
Duke Realty LP	6.750%	3/15/20	275	335
Entertainment Properties Trust	5.750%	8/15/22	575	598
ERP Operating LP	5.250%	9/15/14	1,350	1,458
ERP Operating LP	5.125%	3/15/16	3,050	3,437
ERP Operating LP	5.375%	8/1/16	975	1,117
ERP Operating LP	5.750%	6/15/17	550	654
ERP Operating LP	4.750%	7/15/20	385	441
ERP Operating LP	4.625%	12/15/21	1,760	2,031
Federal Realty Investment Trust	3.000%	8/1/22	1,600	1,590
HCP Inc.	5.650%	12/15/13	2,225	2,350
HCP Inc.	2.700%	2/1/14	1,205	1,232
HCP Inc.	3.750%	2/1/16	11,855	12,604
HCP Inc.	6.300%	9/15/16	950	1,098
HCP Inc.	5.375%	2/1/21	3,690	4,188
HCP Inc.	3.150%	8/1/22	3,050	2,976
HCP Inc.	6.750%	2/1/41	1,675	2,172
Health Care REIT Inc.	6.000%	11/15/13	525	554
Health Care REIT Inc.	3.625%	3/15/16	175	185
Health Care REIT Inc.	6.200%	6/1/16	3,250	3,660
Health Care REIT Inc.	4.700%	9/15/17	1,850	2,043
Health Care REIT Inc.	6.125%	4/15/20	3,850	4,480
Health Care REIT Inc.	4.950%	1/15/21	8,915	9,748
Health Care REIT Inc.	5.250%	1/15/22	175	196
Health Care REIT Inc.	6.500%	3/15/41	175	205
Healthcare Realty Trust Inc.	6.500%	1/17/17	1,600	1,827
Healthcare Realty Trust Inc.	5.750%	1/15/21	1,205	1,334
Hospitality Properties Trust	7.875%	8/15/14	1,375	1,487
Hospitality Properties Trust	5.125%	2/15/15	1,775	1,862
Hospitality Properties Trust	5.625%	3/15/17	3,150	3,416
Hospitality Properties Trust	6.700%	1/15/18	5,650	6,362
Kilroy Realty LP	5.000%	11/3/15	3,100	3,376
Kilroy Realty LP	4.800%	7/15/18	2,900	3,207
Kimco Realty Corp.	5.783%	3/15/16	2,800	3,140
Kimco Realty Corp.	5.700%	5/1/17	1,250	1,440
Kimco Realty Corp.	6.875%	10/1/19	3,575	4,397
Liberty Property LP	5.125%	3/2/15	4,170	4,466
Liberty Property LP	4.750%	10/1/20	450	489
Mack-Cali Realty LP	7.750%	8/15/19	2,175	2,712
Mack-Cali Realty LP	4.500%	4/18/22	350	375
National Retail Properties Inc.	6.875%	10/15/17	2,700	3,219
National Retail Properties Inc.	3.800%	10/15/22	1,600	1,633
Omega Healthcare Investors Inc.	6.750%	10/15/22	1,175	1,313
ProLogis LP	4.500%	8/15/17	775	837
ProLogis LP	6.625%	5/15/18	500	598
ProLogis LP	7.375%	10/30/19	2,075	2,563
ProLogis LP	6.625%	12/1/19	850	1,019
ProLogis LP	6.875%	3/15/20	3,675	4,454
Realty Income Corp.	6.750%	8/15/19	5,665	6,910
Realty Income Corp.	5.750%	1/15/21	3,000	3,509
Regency Centers LP	5.250%	8/1/15	625	680
Regency Centers LP	5.875%	6/15/17	3,400	3,931
Senior Housing Properties Trust	4.300%	1/15/16	700	723
Simon Property Group LP	6.750%	5/15/14	9,850	10,616
Simon Property Group LP	4.200%	2/1/15	1,690	1,805
Simon Property Group LP	5.750%	12/1/15	5,975	6,757

Simon Property Group LP	6.100%	5/1/16	150	173
Simon Property Group LP	5.250%	12/1/16	5,965	6,862
Simon Property Group LP	2.800%	1/30/17	3,525	3,693
Simon Property Group LP	5.875%	3/1/17	4,675	5,493
Simon Property Group LP	2.150%	9/15/17	1,250	1,294
Simon Property Group LP	6.125%	5/30/18	1,875	2,290
Simon Property Group LP	5.650%	2/1/20	3,875	4,615
Simon Property Group LP	4.375%	3/1/21	1,645	1,857
Simon Property Group LP	3.375%	3/15/22	1,675	1,761
Simon Property Group LP	6.750%	2/1/40	3,800	5,250
Simon Property Group LP	4.750%	3/15/42	1,300	1,397
Tanger Properties LP	6.150%	11/15/15	2,975	3,359
UDR Inc.	4.250%	6/1/18	575	634
UDR Inc.	4.625%	1/10/22	3,800	4,198
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	1,575	1,642
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	2,125	2,274
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	975	1,073
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	1,125	1,197
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	3,975	3,895
Vornado Realty LP	5.000%	1/15/22	5,500	6,087
Washington REIT	4.950%	10/1/20	800	877
Washington REIT	3.950%	10/15/22	950	963
				4,274,811
Industrial (12.0%)
Basic Industry (1.2%)
Agrium Inc.	6.750%	1/15/19	1,500	1,880
Agrium Inc.	3.150%	10/1/22	3,025	3,040
Agrium Inc.	6.125%	1/15/41	275	352
Air Products & Chemicals Inc.	2.000%	8/2/16	1,050	1,096
Air Products & Chemicals Inc.	3.000%	11/3/21	2,485	2,616
Airgas Inc.	4.500%	9/15/14	1,800	1,923
Airgas Inc.	3.250%	10/1/15	1,075	1,143
Albemarle Corp.	4.500%	12/15/20	450	501
Alcoa Inc.	6.750%	7/15/18	690	796
Alcoa Inc.	6.150%	8/15/20	10,665	11,735
Alcoa Inc.	5.400%	4/15/21	4,000	4,197
Alcoa Inc.	5.870%	2/23/22	550	591
Alcoa Inc.	5.900%	2/1/27	4,500	4,730
Alcoa Inc.	6.750%	1/15/28	8,030	8,831
Alcoa Inc.	5.950%	2/1/37	440	437
Allegheny Technologies Inc.	9.375%	6/1/19	2,975	3,830
Allegheny Technologies Inc.	5.950%	1/15/21	2,000	2,208
AngloGold Ashanti Holdings plc	5.375%	4/15/20	2,810	2,959
AngloGold Ashanti Holdings plc	5.125%	8/1/22	525	537
AngloGold Ashanti Holdings plc	6.500%	4/15/40	875	900
ArcelorMittal	9.250%	2/15/15	2,825	3,136
ArcelorMittal	4.000%	8/5/15	2,450	2,450
ArcelorMittal	4.000%	3/1/16	4,725	4,672
ArcelorMittal	4.750%	2/25/17	9,500	9,285
ArcelorMittal	6.125%	6/1/18	5,400	5,369
ArcelorMittal	10.100%	6/1/19	6,700	7,738
ArcelorMittal	5.500%	8/5/20	1,275	1,227
ArcelorMittal	5.750%	3/1/21	7,646	7,262
ArcelorMittal	7.250%	10/15/39	8,000	7,333
ArcelorMittal	7.000%	3/1/41	3,665	3,290
Barrick Gold Corp.	2.900%	5/30/16	4,730	4,967
Barrick Gold Corp.	6.950%	4/1/19	200	249

Barrick Gold Corp.	3.850%	4/1/22	1,200	1,263
Barrick Gold Corp.	5.250%	4/1/42	3,000	3,367
Barrick Gold Finance Co.	4.875%	11/15/14	400	431
Barrick North America Finance LLC	6.800%	9/15/18	6,150	7,632
Barrick North America Finance LLC	4.400%	5/30/21	13,135	14,325
Barrick North America Finance LLC	5.700%	5/30/41	1,625	1,864
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	2,744	3,193
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	5,125	5,499
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	6,625	6,708
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	7,100	7,170
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	3,000	3,415
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	2,800	2,898
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	6,550	6,695
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	1,425	1,661
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	4,390	5,614
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	650	690
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	4,675	4,839
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	6,600	6,994
Cabot Corp.	2.550%	1/15/18	200	205
Cabot Corp.	3.700%	7/15/22	400	409
Carpenter Technology Corp.	5.200%	7/15/21	5,425	5,728
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	1,000	1,080
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	800	961
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	2,800	2,953
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	2,000	2,096
CF Industries Inc.	6.875%	5/1/18	1,600	1,952
CF Industries Inc.	7.125%	5/1/20	4,510	5,660
Cliffs Natural Resources Inc.	5.900%	3/15/20	2,225	2,332
Cliffs Natural Resources Inc.	4.875%	4/1/21	11,465	11,224
Cliffs Natural Resources Inc.	6.250%	10/1/40	3,000	2,938
Cytec Industries Inc.	8.950%	7/1/17	550	683
Domtar Corp.	6.250%	9/1/42	475	489
Dow Chemical Co.	7.600%	5/15/14	4,375	4,831
Dow Chemical Co.	5.900%	2/15/15	17,300	19,271
Dow Chemical Co.	2.500%	2/15/16	2,175	2,271
Dow Chemical Co.	8.550%	5/15/19	590	792
Dow Chemical Co.	4.250%	11/15/20	9,465	10,424
Dow Chemical Co.	4.125%	11/15/21	1,415	1,541
Dow Chemical Co.	7.375%	11/1/29	1,500	1,989
Dow Chemical Co.	9.400%	5/15/39	5,865	9,616
Dow Chemical Co.	5.250%	11/15/41	5,265	5,987
Eastman Chemical Co.	3.000%	12/15/15	4,600	4,848
Eastman Chemical Co.	2.400%	6/1/17	2,100	2,189
Eastman Chemical Co.	3.600%	8/15/22	6,775	7,117
Eastman Chemical Co.	4.800%	9/1/42	2,750	2,970
Ecolab Inc.	2.375%	12/8/14	1,400	1,454
Ecolab Inc.	1.000%	8/9/15	550	554
Ecolab Inc.	3.000%	12/8/16	1,875	2,021
Ecolab Inc.	4.350%	12/8/21	10,100	11,470
Ecolab Inc.	5.500%	12/8/41	1,500	1,874
EI du Pont de Nemours & Co.	1.750%	3/25/14	1,500	1,532
EI du Pont de Nemours & Co.	3.250%	1/15/15	425	452
EI du Pont de Nemours & Co.	2.750%	4/1/16	1,600	1,710
EI du Pont de Nemours & Co.	5.250%	12/15/16	1,330	1,559
EI du Pont de Nemours & Co.	6.000%	7/15/18	11,240	14,127
EI du Pont de Nemours & Co.	4.625%	1/15/20	3,115	3,670
EI du Pont de Nemours & Co.	3.625%	1/15/21	11,468	12,853

EI du Pont de Nemours & Co.	4.250%	4/1/21	950	1,108
EI du Pont de Nemours & Co.	6.500%	1/15/28	525	706
EI du Pont de Nemours & Co.	4.900%	1/15/41	2,500	3,069
FMC Corp.	3.950%	2/1/22	1,275	1,360
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	2,800	2,825
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	2,000	2,029
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	2,325	2,334
Georgia-Pacific LLC	8.875%	5/15/31	2,375	3,523
ICI Wilmington Inc.	5.625%	12/1/13	200	209
International Paper Co.	5.300%	4/1/15	1,600	1,746
International Paper Co.	7.950%	6/15/18	7,465	9,625
International Paper Co.	9.375%	5/15/19	1,800	2,441
International Paper Co.	7.500%	8/15/21	5,190	6,796
International Paper Co.	4.750%	2/15/22	5,000	5,656
International Paper Co.	7.300%	11/15/39	3,145	4,179
International Paper Co.	6.000%	11/15/41	6,000	7,353
Lubrizol Corp.	5.500%	10/1/14	600	659
Lubrizol Corp.	8.875%	2/1/19	1,075	1,513
Monsanto Co.	5.125%	4/15/18	850	1,018
Monsanto Co.	2.200%	7/15/22	650	648
Monsanto Co.	5.875%	4/15/38	4,300	5,743
Monsanto Co.	3.600%	7/15/42	2,000	1,990
Mosaic Co.	4.875%	11/15/41	45	50
Newmont Mining Corp.	5.125%	10/1/19	1,000	1,142
Newmont Mining Corp.	3.500%	3/15/22	7,050	7,139
Newmont Mining Corp.	5.875%	4/1/35	750	845
Newmont Mining Corp.	6.250%	10/1/39	3,275	3,873
Newmont Mining Corp.	4.875%	3/15/42	9,500	9,735
Nucor Corp.	5.750%	12/1/17	840	1,022
Nucor Corp.	5.850%	6/1/18	1,725	2,118
Nucor Corp.	4.125%	9/15/22	300	338
Nucor Corp.	6.400%	12/1/37	1,875	2,604
Packaging Corp. of America	3.900%	6/15/22	2,275	2,360
Placer Dome Inc.	6.450%	10/15/35	1,050	1,245
Plum Creek Timberlands LP	5.875%	11/15/15	1,250	1,379
Plum Creek Timberlands LP	4.700%	3/15/21	445	481
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	2,000	2,168
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	1,200	1,313
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	1,077	1,377
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	8,065	9,497
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	200	258
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	375	479
PPG Industries Inc.	1.900%	1/15/16	3,625	3,758
PPG Industries Inc.	6.650%	3/15/18	950	1,169
PPG Industries Inc.	5.500%	11/15/40	4,200	5,042
Praxair Inc.	4.375%	3/31/14	825	872
Praxair Inc.	5.250%	11/15/14	2,000	2,194
Praxair Inc.	4.625%	3/30/15	5,435	5,980
Praxair Inc.	4.500%	8/15/19	1,800	2,106
Praxair Inc.	3.000%	9/1/21	2,225	2,358
Praxair Inc.	2.450%	2/15/22	6,000	6,063
Praxair Inc.	2.200%	8/15/22	3,025	2,976
Rayonier Inc.	3.750%	4/1/22	1,000	1,035
Reliance Steel & Aluminum Co.	6.200%	11/15/16	100	112
Reliance Steel & Aluminum Co.	6.850%	11/15/36	100	110
Rio Tinto Alcan Inc.	5.200%	1/15/14	200	211
Rio Tinto Alcan Inc.	5.000%	6/1/15	250	276

Rio Tinto Alcan Inc.	6.125%	12/15/33	5,725	7,418
Rio Tinto Alcan Inc.	5.750%	6/1/35	3,000	3,785
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	12,425	13,998
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	2,000	2,058
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	145	152
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	3,200	3,324
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	2,000	2,488
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	10,200	13,950
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	440	462
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	2,700	2,877
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,375	1,863
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	5,735	6,604
Rio Tinto Finance USA plc	1.125%	3/20/15	2,400	2,418
Rio Tinto Finance USA plc	2.000%	3/22/17	3,075	3,140
Rio Tinto Finance USA plc	1.625%	8/21/17	5,075	5,089
Rio Tinto Finance USA plc	3.500%	3/22/22	2,175	2,282
Rio Tinto Finance USA plc	2.875%	8/21/22	10,200	10,149
Rio Tinto Finance USA plc	4.750%	3/22/42	3,475	3,748
Rio Tinto Finance USA plc	4.125%	8/21/42	2,700	2,662
Rohm & Haas Co.	6.000%	9/15/17	5,775	6,905
Rohm & Haas Co.	7.850%	7/15/29	5,000	6,702
RPM International Inc.	6.125%	10/15/19	650	755
Sherwin-Williams Co.	3.125%	12/15/14	1,350	1,423
Sigma-Aldrich Corp.	3.375%	11/1/20	600	652
Southern Copper Corp.	5.375%	4/16/20	400	449
Southern Copper Corp.	7.500%	7/27/35	6,525	8,104
Southern Copper Corp.	6.750%	4/16/40	1,600	1,853
Syngenta Finance NV	3.125%	3/28/22	2,250	2,371
Syngenta Finance NV	4.375%	3/28/42	1,250	1,382
Teck Resources Ltd.	5.375%	10/1/15	4,991	5,513
Teck Resources Ltd.	3.150%	1/15/17	700	725
Teck Resources Ltd.	2.500%	2/1/18	700	704
Teck Resources Ltd.	10.750%	5/15/19	2,025	2,458
Teck Resources Ltd.	4.750%	1/15/22	700	761
Teck Resources Ltd.	3.750%	2/1/23	850	841
Teck Resources Ltd.	6.000%	8/15/40	3,500	3,693
Teck Resources Ltd.	6.250%	7/15/41	6,401	6,899
Teck Resources Ltd.	5.200%	3/1/42	1,600	1,531
Teck Resources Ltd.	5.400%	2/1/43	1,000	976
Vale Canada Ltd.	5.700%	10/15/15	1,200	1,330
Vale Canada Ltd.	7.200%	9/15/32	3,541	4,291
Vale Overseas Ltd.	6.250%	1/11/16	1,240	1,397
Vale Overseas Ltd.	6.250%	1/23/17	6,850	7,927
Vale Overseas Ltd.	5.625%	9/15/19	5,550	6,241
Vale Overseas Ltd.	4.625%	9/15/20	8,835	9,404
Vale Overseas Ltd.	4.375%	1/11/22	7,805	8,164
Vale Overseas Ltd.	8.250%	1/17/34	800	1,032
Vale Overseas Ltd.	6.875%	11/21/36	5,620	6,524
Vale Overseas Ltd.	6.875%	11/10/39	9,215	10,776
Valspar Corp.	7.250%	6/15/19	400	493
Valspar Corp.	4.200%	1/15/22	375	409
Westlake Chemical Corp.	3.600%	7/15/22	400	403
Westvaco Corp.	7.950%	2/15/31	2,700	3,530
Xstrata Canada Corp.	5.375%	6/1/15	100	108
Xstrata Canada Corp.	6.000%	10/15/15	325	362
Xstrata Canada Corp.	5.500%	6/15/17	1,975	2,208

Capital Goods (1.0%)
3M Co.	1.375%	9/29/16	1,630	1,675
3M Co.	2.000%	6/26/22	5,000	4,990
3M Co.	6.375%	2/15/28	1,300	1,764
3M Co.	5.700%	3/15/37	2,345	3,212
ABB Finance USA Inc.	1.625%	5/8/17	1,200	1,217
ABB Finance USA Inc.	2.875%	5/8/22	4,110	4,239
ABB Finance USA Inc.	4.375%	5/8/42	1,250	1,382
Acuity Brands Lighting Inc.	6.000%	12/15/19	800	928
6 ADT Corp.	2.250%	7/15/17	750	765
6 ADT Corp.	3.500%	7/15/22	5,950	6,132
6 ADT Corp.	4.875%	7/15/42	1,600	1,729
Bemis Co. Inc.	5.650%	8/1/14	7,225	7,805
Black & Decker Corp.	5.750%	11/15/16	625	729
Boeing Capital Corp.	3.250%	10/27/14	2,850	3,009
Boeing Capital Corp.	2.125%	8/15/16	885	933
Boeing Capital Corp.	4.700%	10/27/19	5,875	6,995
Boeing Co.	5.000%	3/15/14	985	1,049
Boeing Co.	3.500%	2/15/15	4,135	4,440
Boeing Co.	6.000%	3/15/19	725	911
Boeing Co.	4.875%	2/15/20	1,825	2,214
Boeing Co.	8.750%	8/15/21	200	297
Boeing Co.	7.250%	6/15/25	325	457
Boeing Co.	8.750%	9/15/31	300	485
Boeing Co.	6.125%	2/15/33	225	302
Boeing Co.	6.625%	2/15/38	525	788
Boeing Co.	5.875%	2/15/40	1,930	2,687
Caterpillar Financial Services Corp.	1.550%	12/20/13	2,095	2,124
Caterpillar Financial Services Corp.	6.125%	2/17/14	9,150	9,858
Caterpillar Financial Services Corp.	1.650%	4/1/14	450	458
Caterpillar Financial Services Corp.	1.375%	5/20/14	5,405	5,487
Caterpillar Financial Services Corp.	4.750%	2/17/15	1,350	1,478
Caterpillar Financial Services Corp.	1.050%	3/26/15	1,700	1,717
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,725	3,002
Caterpillar Financial Services Corp.	2.050%	8/1/16	3,630	3,786
Caterpillar Financial Services Corp.	1.750%	3/24/17	1,675	1,715
Caterpillar Financial Services Corp.	7.150%	2/15/19	14,290	18,835
Caterpillar Inc.	1.375%	5/27/14	1,200	1,218
Caterpillar Inc.	0.950%	6/26/15	1,950	1,966
Caterpillar Inc.	1.500%	6/26/17	1,825	1,863
Caterpillar Inc.	3.900%	5/27/21	13,330	15,113
Caterpillar Inc.	6.050%	8/15/36	3,991	5,423
6 Caterpillar Inc.	3.803%	8/15/42	10,944	11,089
Cooper US Inc.	5.450%	4/1/15	950	1,045
Cooper US Inc.	2.375%	1/15/16	5,575	5,757
Cooper US Inc.	3.875%	12/15/20	200	219
CRH America Inc.	5.300%	10/15/13	450	469
CRH America Inc.	4.125%	1/15/16	3,800	3,950
CRH America Inc.	6.000%	9/30/16	4,500	5,012
CRH America Inc.	8.125%	7/15/18	1,275	1,544
CRH America Inc.	5.750%	1/15/21	8,340	9,271
Danaher Corp.	2.300%	6/23/16	1,800	1,895
Danaher Corp.	5.625%	1/15/18	850	1,020
Danaher Corp.	3.900%	6/23/21	1,000	1,133
Deere & Co.	6.950%	4/25/14	3,925	4,326
Deere & Co.	2.600%	6/8/22	3,800	3,901
Deere & Co.	5.375%	10/16/29	3,695	4,739

Deere & Co.	8.100%	5/15/30	1,525	2,359
Deere & Co.	3.900%	6/9/42	4,725	4,895
Dover Corp.	4.875%	10/15/15	2,225	2,485
Dover Corp.	5.450%	3/15/18	2,250	2,707
Dover Corp.	4.300%	3/1/21	830	959
Dover Corp.	5.375%	10/15/35	100	125
Dover Corp.	6.600%	3/15/38	975	1,428
Dover Corp.	5.375%	3/1/41	895	1,173
Eaton Corp.	5.600%	5/15/18	5,855	6,992
Embraer Overseas Ltd.	6.375%	1/24/17	4,450	5,017
Embraer Overseas Ltd.	6.375%	1/15/20	5,560	6,358
Emerson Electric Co.	5.125%	12/1/16	2,125	2,486
Emerson Electric Co.	5.250%	10/15/18	2,200	2,676
Emerson Electric Co.	4.875%	10/15/19	2,275	2,738
Emerson Electric Co.	4.250%	11/15/20	950	1,109
Emerson Electric Co.	5.250%	11/15/39	515	651
Flowserve Corp.	3.500%	9/15/22	1,075	1,086
General Dynamics Corp.	5.250%	2/1/14	3,450	3,667
General Dynamics Corp.	1.375%	1/15/15	5,000	5,098
General Dynamics Corp.	3.875%	7/15/21	5,000	5,647
General Electric Co.	5.250%	12/6/17	18,145	21,475
Goodrich Corp.	6.290%	7/1/16	1,000	1,178
Goodrich Corp.	6.125%	3/1/19	3,600	4,513
Goodrich Corp.	4.875%	3/1/20	4,657	5,521
Goodrich Corp.	3.600%	2/1/21	1,540	1,698
Harsco Corp.	2.700%	10/15/15	950	956
Harsco Corp.	5.750%	5/15/18	7,300	8,027
Honeywell International Inc.	3.875%	2/15/14	550	576
Honeywell International Inc.	5.400%	3/15/16	2,330	2,674
Honeywell International Inc.	5.300%	3/15/17	2,375	2,798
Honeywell International Inc.	5.300%	3/1/18	175	212
Honeywell International Inc.	5.000%	2/15/19	2,520	3,006
Honeywell International Inc.	4.250%	3/1/21	3,545	4,171
Honeywell International Inc.	5.700%	3/15/36	1,600	2,111
Honeywell International Inc.	5.700%	3/15/37	495	660
Honeywell International Inc.	5.375%	3/1/41	6,345	8,313
Illinois Tool Works Inc.	5.150%	4/1/14	9,664	10,336
Illinois Tool Works Inc.	6.250%	4/1/19	2,650	3,349
Illinois Tool Works Inc.	3.375%	9/15/21	895	965
Illinois Tool Works Inc.	4.875%	9/15/41	895	1,051
Illinois Tool Works Inc.	3.900%	9/1/42	1,875	1,895
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	5,175	5,835
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	1,850	2,284
John Deere Capital Corp.	4.900%	9/9/13	2,925	3,050
John Deere Capital Corp.	1.250%	12/2/14	2,225	2,259
John Deere Capital Corp.	2.950%	3/9/15	5,075	5,356
John Deere Capital Corp.	0.875%	4/17/15	875	881
John Deere Capital Corp.	0.950%	6/29/15	3,000	3,025
John Deere Capital Corp.	0.700%	9/4/15	1,100	1,101
John Deere Capital Corp.	1.850%	9/15/16	815	839
John Deere Capital Corp.	2.000%	1/13/17	2,350	2,444
John Deere Capital Corp.	1.400%	3/15/17	2,000	2,042
John Deere Capital Corp.	5.500%	4/13/17	150	178
John Deere Capital Corp.	2.800%	9/18/17	4,225	4,591
John Deere Capital Corp.	1.200%	10/10/17	1,725	1,733
John Deere Capital Corp.	5.750%	9/10/18	4,035	4,983
John Deere Capital Corp.	2.250%	4/17/19	1,275	1,325

John Deere Capital Corp.	3.900%	7/12/21	875	988
John Deere Capital Corp.	3.150%	10/15/21	3,095	3,287
John Deere Capital Corp.	2.750%	3/15/22	2,250	2,316
John Deere Capital Corp.	2.800%	1/27/23	1,175	1,213
Joy Global Inc.	6.000%	11/15/16	575	662
Kennametal Inc.	3.875%	2/15/22	1,050	1,102
L-3 Communications Corp.	5.200%	10/15/19	2,205	2,486
L-3 Communications Corp.	4.750%	7/15/20	2,950	3,266
L-3 Communications Corp.	4.950%	2/15/21	5,100	5,678
Legrand France SA	8.500%	2/15/25	400	511
Lockheed Martin Corp.	7.650%	5/1/16	3,950	4,811
Lockheed Martin Corp.	2.125%	9/15/16	5,775	6,020
Lockheed Martin Corp.	4.250%	11/15/19	2,720	3,087
Lockheed Martin Corp.	3.350%	9/15/21	920	965
Lockheed Martin Corp.	6.150%	9/1/36	9,460	12,228
Lockheed Martin Corp.	5.500%	11/15/39	1,745	2,114
Lockheed Martin Corp.	5.720%	6/1/40	4,626	5,675
Martin Marietta Materials Inc.	6.600%	4/15/18	1,850	2,077
Northrop Grumman Corp.	1.850%	11/15/15	7,659	7,895
Northrop Grumman Corp.	3.500%	3/15/21	1,425	1,518
Northrop Grumman Corp.	5.050%	11/15/40	1,875	2,168
Northrop Grumman Systems Corp.	7.750%	2/15/31	3,070	4,532
Owens Corning	6.500%	12/1/16	10,020	11,279
Owens Corning	9.000%	6/15/19	1,500	1,886
Owens Corning	7.000%	12/1/36	325	357
Parker Hannifin Corp.	5.500%	5/15/18	450	542
Parker Hannifin Corp.	3.500%	9/15/22	1,625	1,759
Parker Hannifin Corp.	6.250%	5/15/38	550	775
Raytheon Co.	1.400%	12/15/14	1,400	1,426
Raytheon Co.	1.625%	10/15/15	645	663
Raytheon Co.	6.400%	12/15/18	100	128
Raytheon Co.	4.400%	2/15/20	500	578
Raytheon Co.	3.125%	10/15/20	1,525	1,640
Raytheon Co.	7.200%	8/15/27	1,225	1,723
Raytheon Co.	4.875%	10/15/40	575	681
Raytheon Co.	4.700%	12/15/41	6,400	7,437
Republic Services Inc.	3.800%	5/15/18	6,590	7,330
Republic Services Inc.	5.500%	9/15/19	4,000	4,724
Republic Services Inc.	5.000%	3/1/20	4,100	4,749
Republic Services Inc.	5.250%	11/15/21	2,650	3,136
Republic Services Inc.	3.550%	6/1/22	300	315
Republic Services Inc.	6.086%	3/15/35	825	990
Republic Services Inc.	6.200%	3/1/40	2,455	3,064
Republic Services Inc.	5.700%	5/15/41	3,300	3,946
Rockwell Automation Inc.	5.650%	12/1/17	600	712
Rockwell Automation Inc.	6.700%	1/15/28	325	429
Rockwell Automation Inc.	6.250%	12/1/37	1,500	2,030
Rockwell Collins Inc.	5.250%	7/15/19	275	328
Rockwell Collins Inc.	3.100%	11/15/21	1,000	1,057
Roper Industries Inc.	6.250%	9/1/19	3,000	3,635
Sonoco Products Co.	4.375%	11/1/21	435	467
Sonoco Products Co.	5.750%	11/1/40	2,910	3,394
Stanley Black & Decker Inc.	3.400%	12/1/21	2,425	2,527
Textron Inc.	5.600%	12/1/17	1,391	1,548
Tyco International Finance SA	8.500%	1/15/19	1,130	1,508
Tyco International Ltd. / Tyco International
Finance SA	7.000%	12/15/19	1,375	1,756

Tyco International Ltd. / Tyco International
Finance SA	6.875%	1/15/21	4,100	5,415
United Technologies Corp.	4.875%	5/1/15	360	400
United Technologies Corp.	1.200%	6/1/15	3,000	3,057
United Technologies Corp.	1.800%	6/1/17	4,500	4,669
United Technologies Corp.	5.375%	12/15/17	4,925	5,985
United Technologies Corp.	6.125%	2/1/19	3,190	3,998
United Technologies Corp.	4.500%	4/15/20	10,255	12,053
United Technologies Corp.	3.100%	6/1/22	9,845	10,468
United Technologies Corp.	6.700%	8/1/28	325	444
United Technologies Corp.	7.500%	9/15/29	825	1,209
United Technologies Corp.	5.400%	5/1/35	600	736
United Technologies Corp.	6.050%	6/1/36	1,790	2,412
United Technologies Corp.	6.125%	7/15/38	7,450	10,043
United Technologies Corp.	5.700%	4/15/40	2,375	3,089
United Technologies Corp.	4.500%	6/1/42	14,815	16,540
Waste Management Inc.	5.000%	3/15/14	495	525
Waste Management Inc.	6.375%	3/11/15	9,650	10,873
Waste Management Inc.	2.600%	9/1/16	145	152
Waste Management Inc.	6.100%	3/15/18	175	211
Waste Management Inc.	7.375%	3/11/19	4,670	6,005
Waste Management Inc.	4.750%	6/30/20	5,000	5,729
Waste Management Inc.	4.600%	3/1/21	175	199
Waste Management Inc.	7.100%	8/1/26	325	441
Waste Management Inc.	7.750%	5/15/32	365	521
Waste Management Inc.	6.125%	11/30/39	4,175	5,311

Communication (2.3%)
America Movil SAB de CV	5.500%	3/1/14	1,735	1,847
America Movil SAB de CV	5.750%	1/15/15	6,989	7,740
America Movil SAB de CV	2.375%	9/8/16	3,500	3,641
America Movil SAB de CV	5.625%	11/15/17	1,150	1,369
America Movil SAB de CV	5.000%	10/16/19	2,700	3,143
America Movil SAB de CV	5.000%	3/30/20	9,440	11,079
America Movil SAB de CV	3.125%	7/16/22	2,400	2,467
America Movil SAB de CV	6.375%	3/1/35	2,275	2,969
America Movil SAB de CV	6.125%	11/15/37	1,575	2,003
America Movil SAB de CV	6.125%	3/30/40	10,465	13,599
America Movil SAB de CV	4.375%	7/16/42	5,450	5,601
American Tower Corp.	4.500%	1/15/18	15,000	16,604
American Tower Corp.	5.050%	9/1/20	295	329
American Tower Corp.	5.900%	11/1/21	5,615	6,663
AT&T Corp.	6.500%	3/15/29	2,100	2,604
AT&T Corp.	8.000%	11/15/31	5,699	8,807
AT&T Inc.	5.100%	9/15/14	8,775	9,548
AT&T Inc.	2.500%	8/15/15	12,290	12,940
AT&T Inc.	2.950%	5/15/16	5,740	6,174
AT&T Inc.	5.625%	6/15/16	7,225	8,466
AT&T Inc.	2.400%	8/15/16	1,355	1,433
AT&T Inc.	1.600%	2/15/17	13,965	14,319
AT&T Inc.	5.500%	2/1/18	4,715	5,694
AT&T Inc.	5.600%	5/15/18	3,700	4,540
AT&T Inc.	5.800%	2/15/19	3,925	4,880
AT&T Inc.	4.450%	5/15/21	590	694
AT&T Inc.	3.875%	8/15/21	16,885	19,103
AT&T Inc.	3.000%	2/15/22	10,725	11,323
AT&T Inc.	6.450%	6/15/34	2,025	2,646

AT&T Inc.	6.500%	9/1/37	14,625	19,463
AT&T Inc.	6.300%	1/15/38	18,665	24,527
AT&T Inc.	6.400%	5/15/38	3,075	4,101
AT&T Inc.	6.550%	2/15/39	4,165	5,652
AT&T Inc.	5.350%	9/1/40	19,078	22,989
AT&T Inc.	5.550%	8/15/41	6,075	7,571
AT&T Mobility LLC	7.125%	12/15/31	525	730
Bellsouth Capital Funding Corp.	7.875%	2/15/30	5,200	7,033
BellSouth Corp.	5.200%	9/15/14	425	461
BellSouth Corp.	5.200%	12/15/16	6,875	7,978
BellSouth Corp.	6.875%	10/15/31	4,883	6,118
BellSouth Corp.	6.550%	6/15/34	1,750	2,120
BellSouth Corp.	6.000%	11/15/34	1,175	1,354
BellSouth Telecommunications Inc.	6.375%	6/1/28	5,250	6,276
BellSouth Telecommunications Inc.	7.000%	12/1/95	400	503
British Telecommunications plc	5.950%	1/15/18	10,410	12,458
British Telecommunications plc	9.625%	12/15/30	8,075	13,167
CBS Corp.	1.950%	7/1/17	175	179
CBS Corp.	4.625%	5/15/18	100	114
CBS Corp.	8.875%	5/15/19	1,100	1,479
CBS Corp.	5.750%	4/15/20	12,390	14,966
CBS Corp.	4.300%	2/15/21	4,150	4,623
CBS Corp.	7.875%	7/30/30	450	615
CBS Corp.	5.500%	5/15/33	200	221
CBS Corp.	4.850%	7/1/42	2,000	2,118
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	10,070	10,823
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	12,685	13,499
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	12,615	17,716
CenturyLink Inc.	6.000%	4/1/17	3,325	3,726
CenturyLink Inc.	6.150%	9/15/19	1,675	1,874
CenturyLink Inc.	6.450%	6/15/21	3,465	3,908
CenturyLink Inc.	5.800%	3/15/22	9,100	9,905
CenturyLink Inc.	6.875%	1/15/28	300	321
CenturyLink Inc.	7.600%	9/15/39	3,550	3,758
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	2,000	2,989
Comcast Cable Communications LLC	8.875%	5/1/17	975	1,279
Comcast Corp.	5.300%	1/15/14	1,850	1,960
Comcast Corp.	6.500%	1/15/15	1,350	1,524
Comcast Corp.	5.850%	11/15/15	3,760	4,331
Comcast Corp.	5.900%	3/15/16	12,110	14,097
Comcast Corp.	6.500%	1/15/17	150	182
Comcast Corp.	6.300%	11/15/17	3,125	3,860
Comcast Corp.	5.875%	2/15/18	4,150	5,048
Comcast Corp.	5.700%	5/15/18	4,625	5,624
Comcast Corp.	5.700%	7/1/19	6,870	8,421
Comcast Corp.	5.150%	3/1/20	5,055	6,011
Comcast Corp.	3.125%	7/15/22	1,925	1,996
Comcast Corp.	7.050%	3/15/33	2,000	2,633
Comcast Corp.	5.650%	6/15/35	2,900	3,436
Comcast Corp.	6.500%	11/15/35	19,100	24,655
Comcast Corp.	6.450%	3/15/37	1,825	2,363
Comcast Corp.	6.950%	8/15/37	8,950	12,180
Comcast Corp.	6.400%	5/15/38	1,975	2,564

Comcast Corp.	4.650%	7/15/42	4,350	4,651
COX Communications Inc.	5.450%	12/15/14	15,700	17,280
COX Communications Inc.	5.500%	10/1/15	100	114
Deutsche Telekom International Finance BV	4.875%	7/8/14	1,775	1,894
Deutsche Telekom International Finance BV	5.750%	3/23/16	2,500	2,858
Deutsche Telekom International Finance BV	6.750%	8/20/18	5,100	6,436
Deutsche Telekom International Finance BV	6.000%	7/8/19	11,525	13,694
Deutsche Telekom International Finance BV	8.750%	6/15/30	9,965	15,000
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	1,550	1,666
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	6,425	6,799
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	3,000	3,200
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	12,975	15,265
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	1,950	2,133
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	18,475	20,774
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	10,000	10,310
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	2,900	3,414
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	325	366
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	2,600	3,060
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	8,600	8,826
Discovery Communications LLC	5.050%	6/1/20	500	586
Discovery Communications LLC	4.375%	6/15/21	870	976
Discovery Communications LLC	3.300%	5/15/22	2,125	2,213
Discovery Communications LLC	6.350%	6/1/40	4,060	5,121
Discovery Communications LLC	4.950%	5/15/42	1,750	1,909
Embarq Corp.	7.082%	6/1/16	4,925	5,813
Embarq Corp.	7.995%	6/1/36	9,849	11,136
France Telecom SA	4.375%	7/8/14	3,850	4,067
France Telecom SA	2.125%	9/16/15	5,000	5,154
France Telecom SA	2.750%	9/14/16	4,180	4,362
France Telecom SA	5.375%	7/8/19	6,825	7,954
France Telecom SA	4.125%	9/14/21	17,295	19,121
France Telecom SA	8.500%	3/1/31	4,465	6,715
Grupo Televisa SAB	6.625%	3/18/25	1,300	1,691
Grupo Televisa SAB	8.500%	3/11/32	200	292
Grupo Televisa SAB	6.625%	1/15/40	3,500	4,604
GTE Corp.	8.750%	11/1/21	1,700	2,431
GTE Corp.	6.940%	4/15/28	1,750	2,291
Koninklijke KPN NV	8.375%	10/1/30	1,550	2,064
McGraw-Hill Cos. Inc.	5.900%	11/15/17	1,750	2,059
McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,600	1,940
NBCUniversal Media LLC	2.100%	4/1/14	3,700	3,777
NBCUniversal Media LLC	3.650%	4/30/15	3,450	3,703
NBCUniversal Media LLC	2.875%	4/1/16	5,830	6,199
NBCUniversal Media LLC	5.150%	4/30/20	7,550	8,955
NBCUniversal Media LLC	4.375%	4/1/21	295	334
NBCUniversal Media LLC	2.875%	1/15/23	4,150	4,142

NBCUniversal Media LLC	6.400%	4/30/40	8,200	10,434
NBCUniversal Media LLC	5.950%	4/1/41	1,700	2,107
NBCUniversal Media LLC	4.450%	1/15/43	5,525	5,506
New Cingular Wireless Services Inc.	8.750%	3/1/31	1,720	2,775
News America Inc.	5.300%	12/15/14	4,945	5,443
News America Inc.	8.000%	10/17/16	1,450	1,829
News America Inc.	6.900%	3/1/19	4,340	5,437
News America Inc.	4.500%	2/15/21	16,550	18,670
News America Inc.	7.700%	10/30/25	200	270
News America Inc.	6.550%	3/15/33	4,915	5,800
News America Inc.	6.200%	12/15/34	5,500	6,622
News America Inc.	6.400%	12/15/35	7,450	9,204
News America Inc.	8.150%	10/17/36	625	865
News America Inc.	6.650%	11/15/37	3,000	3,811
News America Inc.	7.850%	3/1/39	250	342
News America Inc.	6.900%	8/15/39	5,025	6,536
News America Inc.	7.750%	12/1/45	425	582
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	825	836
Omnicom Group Inc.	5.900%	4/15/16	1,675	1,935
Omnicom Group Inc.	4.450%	8/15/20	4,550	5,062
Omnicom Group Inc.	3.625%	5/1/22	8,450	8,862
Pacific Bell Telephone Co.	7.125%	3/15/26	425	574
Qwest Capital Funding Inc.	6.875%	7/15/28	1,000	1,035
Qwest Corp.	7.500%	10/1/14	2,625	2,926
Qwest Corp.	6.500%	6/1/17	1,125	1,330
Qwest Corp.	6.750%	12/1/21	5,590	6,672
Qwest Corp.	7.250%	9/15/25	1,400	1,673
Qwest Corp.	6.875%	9/15/33	2,900	2,940
Qwest Corp.	7.125%	11/15/43	4,500	4,601
Reed Elsevier Capital Inc.	7.750%	1/15/14	1,000	1,084
Reed Elsevier Capital Inc.	8.625%	1/15/19	3,365	4,312
Rogers Communications Inc.	6.375%	3/1/14	5,275	5,698
Rogers Communications Inc.	5.500%	3/15/14	2,605	2,786
Rogers Communications Inc.	6.800%	8/15/18	7,350	9,268
Rogers Communications Inc.	7.500%	8/15/38	100	144
TCI Communications Inc.	8.750%	8/1/15	4,175	5,051
TCI Communications Inc.	7.875%	2/15/26	300	432
TCI Communications Inc.	7.125%	2/15/28	450	591
Telecom Italia Capital SA	5.250%	11/15/13	6,850	7,083
Telecom Italia Capital SA	6.175%	6/18/14	2,065	2,172
Telecom Italia Capital SA	4.950%	9/30/14	7,475	7,750
Telecom Italia Capital SA	5.250%	10/1/15	3,795	3,997
Telecom Italia Capital SA	6.999%	6/4/18	200	221
Telecom Italia Capital SA	6.375%	11/15/33	2,875	2,631
Telecom Italia Capital SA	6.000%	9/30/34	3,200	2,828
Telecom Italia Capital SA	7.200%	7/18/36	1,100	1,078
Telecom Italia Capital SA	7.721%	6/4/38	17,440	17,558
Telefonica Emisiones SAU	4.949%	1/15/15	3,775	3,859
Telefonica Emisiones SAU	3.992%	2/16/16	6,190	6,149
Telefonica Emisiones SAU	6.421%	6/20/16	4,975	5,262
Telefonica Emisiones SAU	5.877%	7/15/19	11,625	11,782
Telefonica Emisiones SAU	5.134%	4/27/20	5,545	5,426
Telefonica Emisiones SAU	5.462%	2/16/21	5,540	5,459
Telefonica Emisiones SAU	7.045%	6/20/36	3,010	2,954
Telefonica Europe BV	8.250%	9/15/30	1,500	1,601
Thomson Reuters Corp.	5.700%	10/1/14	5,075	5,553
Thomson Reuters Corp.	6.500%	7/15/18	250	317

Thomson Reuters Corp.	4.700%	10/15/19	1,625	1,879
Thomson Reuters Corp.	3.950%	9/30/21	2,000	2,173
Thomson Reuters Corp.	5.500%	8/15/35	1,500	1,741
Thomson Reuters Corp.	5.850%	4/15/40	4,400	5,414
Time Warner Cable Inc.	8.250%	2/14/14	875	963
Time Warner Cable Inc.	7.500%	4/1/14	8,075	8,866
Time Warner Cable Inc.	3.500%	2/1/15	925	983
Time Warner Cable Inc.	5.850%	5/1/17	9,600	11,429
Time Warner Cable Inc.	6.750%	7/1/18	9,150	11,505
Time Warner Cable Inc.	8.750%	2/14/19	3,100	4,226
Time Warner Cable Inc.	8.250%	4/1/19	12,550	16,821
Time Warner Cable Inc.	5.000%	2/1/20	9,295	10,779
Time Warner Cable Inc.	4.125%	2/15/21	3,000	3,305
Time Warner Cable Inc.	4.000%	9/1/21	3,050	3,349
Time Warner Cable Inc.	6.750%	6/15/39	3,572	4,654
Time Warner Cable Inc.	5.875%	11/15/40	17,750	20,895
Time Warner Cable Inc.	5.500%	9/1/41	1,950	2,212
Time Warner Cable Inc.	4.500%	9/15/42	3,325	3,309
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,128
Time Warner Entertainment Co. LP	8.375%	7/15/33	2,975	4,309
United States Cellular Corp.	6.700%	12/15/33	1,700	1,777
Verizon Communications Inc.	1.950%	3/28/14	890	911
Verizon Communications Inc.	4.900%	9/15/15	575	647
Verizon Communications Inc.	5.550%	2/15/16	15,350	17,775
Verizon Communications Inc.	3.000%	4/1/16	7,470	8,055
Verizon Communications Inc.	2.000%	11/1/16	11,546	12,065
Verizon Communications Inc.	5.500%	4/1/17	4,300	5,132
Verizon Communications Inc.	5.500%	2/15/18	16,300	19,832
Verizon Communications Inc.	6.100%	4/15/18	3,920	4,896
Verizon Communications Inc.	8.750%	11/1/18	2,365	3,303
Verizon Communications Inc.	6.350%	4/1/19	2,925	3,753
Verizon Communications Inc.	4.600%	4/1/21	6,460	7,675
Verizon Communications Inc.	3.500%	11/1/21	5,335	5,892
Verizon Communications Inc.	5.850%	9/15/35	7,650	9,697
Verizon Communications Inc.	6.250%	4/1/37	1,675	2,229
Verizon Communications Inc.	6.900%	4/15/38	4,625	6,645
Verizon Communications Inc.	8.950%	3/1/39	2,575	4,485
Verizon Communications Inc.	7.350%	4/1/39	1,200	1,809
Verizon Communications Inc.	6.000%	4/1/41	11,780	15,621
Verizon Communications Inc.	4.750%	11/1/41	8,175	9,442
Verizon Global Funding Corp.	7.750%	12/1/30	5,190	7,721
Verizon Maryland Inc.	5.125%	6/15/33	2,675	2,914
Verizon New England Inc.	7.875%	11/15/29	1,225	1,613
Verizon New York Inc.	7.375%	4/1/32	3,900	5,181
Virgin Media Secured Finance plc	6.500%	1/15/18	500	547
Vodafone Group plc	5.000%	12/16/13	475	501
Vodafone Group plc	4.150%	6/10/14	590	625
Vodafone Group plc	5.375%	1/30/15	6,775	7,495
Vodafone Group plc	5.750%	3/15/16	1,825	2,108
Vodafone Group plc	5.625%	2/27/17	16,490	19,619
Vodafone Group plc	1.625%	3/20/17	1,300	1,329
Vodafone Group plc	1.250%	9/26/17	9,400	9,411
Vodafone Group plc	4.625%	7/15/18	5,200	6,002
Vodafone Group plc	5.450%	6/10/19	5,000	6,179
Vodafone Group plc	2.500%	9/26/22	1,500	1,500
Vodafone Group plc	6.250%	11/30/32	2,675	3,556
Vodafone Group plc	6.150%	2/27/37	6,420	8,645

Washington Post Co.	7.250%	2/1/19	875	1,036
WPP Finance 2010	4.750%	11/21/21	6,801	7,498
WPP Finance 2010	3.625%	9/7/22	900	907
WPP Finance UK	8.000%	9/15/14	2,625	2,935

Consumer Cyclical (1.5%)
AutoZone Inc.	6.500%	1/15/14	2,000	2,141
AutoZone Inc.	5.750%	1/15/15	4,050	4,476
AutoZone Inc.	7.125%	8/1/18	6,975	8,716
BorgWarner Inc.	4.625%	9/15/20	400	443
Costco Wholesale Corp.	5.500%	3/15/17	5,400	6,527
CVS Caremark Corp.	4.875%	9/15/14	1,675	1,806
CVS Caremark Corp.	3.250%	5/18/15	2,245	2,388
CVS Caremark Corp.	6.125%	8/15/16	2,375	2,820
CVS Caremark Corp.	5.750%	6/1/17	3,090	3,726
CVS Caremark Corp.	6.600%	3/15/19	6,065	7,752
CVS Caremark Corp.	4.750%	5/18/20	1,000	1,167
CVS Caremark Corp.	6.250%	6/1/27	10,150	13,421
CVS Caremark Corp.	6.125%	9/15/39	3,975	5,196
CVS Caremark Corp.	5.750%	5/15/41	4,695	5,892
Daimler Finance North America LLC	6.500%	11/15/13	7,100	7,568
6 Daimler Finance North America LLC	2.625%	9/15/16	2,300	2,386
Daimler Finance North America LLC	8.500%	1/18/31	4,995	7,866
Darden Restaurants Inc.	6.200%	10/15/17	1,850	2,158
Darden Restaurants Inc.	4.500%	10/15/21	105	112
Darden Restaurants Inc.	6.800%	10/15/37	6,745	8,172
eBay Inc.	0.875%	10/15/13	1,150	1,156
eBay Inc.	1.625%	10/15/15	1,150	1,188
eBay Inc.	1.350%	7/15/17	5,375	5,436
eBay Inc.	3.250%	10/15/20	1,175	1,266
eBay Inc.	2.600%	7/15/22	3,000	3,022
eBay Inc.	4.000%	7/15/42	5,075	4,946
Expedia Inc.	7.456%	8/15/18	250	296
Expedia Inc.	5.950%	8/15/20	6,400	7,038
Family Dollar Stores Inc.	5.000%	2/1/21	1,275	1,372
Ford Holdings LLC	9.300%	3/1/30	1,350	1,792
Ford Motor Co.	6.625%	10/1/28	3,075	3,459
Ford Motor Co.	6.375%	2/1/29	2,375	2,577
Ford Motor Co.	7.450%	7/16/31	9,475	11,749
Ford Motor Co.	7.400%	11/1/46	2,650	3,187
Ford Motor Credit Co. LLC	7.000%	10/1/13	10,775	11,396
Ford Motor Credit Co. LLC	8.000%	6/1/14	3,400	3,754
Ford Motor Credit Co. LLC	8.700%	10/1/14	2,350	2,662
Ford Motor Credit Co. LLC	3.875%	1/15/15	10,350	10,791
Ford Motor Credit Co. LLC	7.000%	4/15/15	10,725	12,008
Ford Motor Credit Co. LLC	2.750%	5/15/15	4,875	4,963
Ford Motor Credit Co. LLC	12.000%	5/15/15	3,200	3,974
Ford Motor Credit Co. LLC	5.625%	9/15/15	4,400	4,821
Ford Motor Credit Co. LLC	4.207%	4/15/16	3,100	3,282
Ford Motor Credit Co. LLC	3.984%	6/15/16	1,875	1,966
Ford Motor Credit Co. LLC	8.000%	12/15/16	4,575	5,498
Ford Motor Credit Co. LLC	4.250%	2/3/17	2,750	2,913
Ford Motor Credit Co. LLC	3.000%	6/12/17	3,500	3,559
Ford Motor Credit Co. LLC	6.625%	8/15/17	4,775	5,538
Ford Motor Credit Co. LLC	5.000%	5/15/18	5,700	6,225
Ford Motor Credit Co. LLC	8.125%	1/15/20	6,650	8,352
Ford Motor Credit Co. LLC	5.750%	2/1/21	3,950	4,419

Ford Motor Credit Co. LLC	5.875%	8/2/21	11,250	12,749
Ford Motor Credit Co. LLC	4.250%	9/20/22	4,925	5,020
Gap Inc.	5.950%	4/12/21	1,675	1,872
Historic TW Inc.	9.150%	2/1/23	3,425	4,918
Historic TW Inc.	6.625%	5/15/29	2,925	3,643
Home Depot Inc.	5.250%	12/16/13	6,050	6,401
Home Depot Inc.	5.400%	3/1/16	6,470	7,492
Home Depot Inc.	4.400%	4/1/21	9,730	11,460
Home Depot Inc.	5.875%	12/16/36	10,605	13,989
Home Depot Inc.	5.400%	9/15/40	1,590	2,004
Home Depot Inc.	5.950%	4/1/41	2,075	2,817
International Game Technology	7.500%	6/15/19	1,390	1,670
International Game Technology	5.500%	6/15/20	1,030	1,129
Johnson Controls Inc.	2.600%	12/1/16	1,475	1,551
Johnson Controls Inc.	5.000%	3/30/20	2,300	2,628
Johnson Controls Inc.	4.250%	3/1/21	5,405	5,848
Johnson Controls Inc.	3.750%	12/1/21	1,425	1,518
Johnson Controls Inc.	6.000%	1/15/36	350	419
Johnson Controls Inc.	5.700%	3/1/41	795	953
Johnson Controls Inc.	5.250%	12/1/41	1,475	1,677
Kohl's Corp.	6.250%	12/15/17	1,550	1,895
Kohl's Corp.	4.000%	11/1/21	7,380	8,040
Kohl's Corp.	6.000%	1/15/33	300	346
Kohl's Corp.	6.875%	12/15/37	700	930
Lowe's Cos. Inc.	5.400%	10/15/16	1,925	2,239
Lowe's Cos. Inc.	6.100%	9/15/17	875	1,066
Lowe's Cos. Inc.	4.625%	4/15/20	3,355	3,866
Lowe's Cos. Inc.	3.750%	4/15/21	4,045	4,404
Lowe's Cos. Inc.	3.800%	11/15/21	3,775	4,146
Lowe's Cos. Inc.	3.120%	4/15/22	875	908
Lowe's Cos. Inc.	6.875%	2/15/28	350	457
Lowe's Cos. Inc.	6.500%	3/15/29	1,050	1,333
Lowe's Cos. Inc.	5.800%	10/15/36	7,175	8,866
Lowe's Cos. Inc.	5.800%	4/15/40	120	148
Lowe's Cos. Inc.	5.125%	11/15/41	1,200	1,379
Lowe's Cos. Inc.	4.650%	4/15/42	2,500	2,726
Macy's Retail Holdings Inc.	7.875%	7/15/15	5,515	6,482
Macy's Retail Holdings Inc.	5.900%	12/1/16	3,775	4,408
Macy's Retail Holdings Inc.	3.875%	1/15/22	4,100	4,418
Macy's Retail Holdings Inc.	6.900%	4/1/29	9,850	11,618
Macy's Retail Holdings Inc.	6.375%	3/15/37	2,300	2,770
Macy's Retail Holdings Inc.	5.125%	1/15/42	2,325	2,536
Marriott International Inc.	6.200%	6/15/16	550	633
Marriott International Inc.	6.375%	6/15/17	650	773
Marriott International Inc.	3.000%	3/1/19	1,750	1,792
McDonald's Corp.	5.300%	3/15/17	300	352
McDonald's Corp.	5.800%	10/15/17	1,825	2,242
McDonald's Corp.	5.350%	3/1/18	2,870	3,517
McDonald's Corp.	5.000%	2/1/19	4,525	5,425
McDonald's Corp.	2.625%	1/15/22	11,090	11,661
McDonald's Corp.	6.300%	10/15/37	325	462
McDonald's Corp.	6.300%	3/1/38	1,825	2,591
McDonald's Corp.	3.700%	2/15/42	7,525	7,745
Nordstrom Inc.	6.750%	6/1/14	175	193
Nordstrom Inc.	6.250%	1/15/18	5,625	6,863
Nordstrom Inc.	4.750%	5/1/20	1,200	1,396
Nordstrom Inc.	4.000%	10/15/21	12,440	14,012

Nordstrom Inc.	6.950%	3/15/28	425	565
Nordstrom Inc.	7.000%	1/15/38	1,275	1,851
NVR Inc.	3.950%	9/15/22	1,900	1,950
O'Reilly Automotive Inc.	4.875%	1/14/21	600	665
O'Reilly Automotive Inc.	3.800%	9/1/22	175	181
PACCAR Financial Corp.	1.050%	6/5/15	750	757
PACCAR Financial Corp.	1.600%	3/15/17	3,725	3,798
PACCAR Inc.	6.875%	2/15/14	1,200	1,302
6 QVC Inc.	5.125%	7/2/22	425	448
Staples Inc.	9.750%	1/15/14	6,300	6,954
Target Corp.	5.875%	7/15/16	2,825	3,347
Target Corp.	5.375%	5/1/17	850	1,015
Target Corp.	6.000%	1/15/18	3,555	4,427
Target Corp.	3.875%	7/15/20	3,655	4,180
Target Corp.	2.900%	1/15/22	3,650	3,869
Target Corp.	7.000%	7/15/31	1,425	1,993
Target Corp.	6.350%	11/1/32	2,075	2,754
Target Corp.	6.500%	10/15/37	2,400	3,368
Target Corp.	7.000%	1/15/38	10,170	14,934
Target Corp.	4.000%	7/1/42	5,000	5,097
Time Warner Cos. Inc.	7.570%	2/1/24	325	436
Time Warner Cos. Inc.	6.950%	1/15/28	150	199
Time Warner Inc.	3.150%	7/15/15	8,518	9,081
Time Warner Inc.	5.875%	11/15/16	2,525	2,998
Time Warner Inc.	4.875%	3/15/20	4,860	5,632
Time Warner Inc.	4.700%	1/15/21	4,250	4,879
Time Warner Inc.	4.750%	3/29/21	7,975	9,206
Time Warner Inc.	4.000%	1/15/22	295	326
Time Warner Inc.	7.625%	4/15/31	5,700	7,915
Time Warner Inc.	7.700%	5/1/32	7,850	10,982
Time Warner Inc.	6.500%	11/15/36	9,090	11,577
Time Warner Inc.	6.200%	3/15/40	950	1,187
Time Warner Inc.	6.100%	7/15/40	3,150	3,893
Time Warner Inc.	6.250%	3/29/41	5,275	6,601
Time Warner Inc.	5.375%	10/15/41	295	334
Time Warner Inc.	4.900%	6/15/42	2,985	3,268
TJX Cos. Inc.	4.200%	8/15/15	6,265	6,867
TJX Cos. Inc.	6.950%	4/15/19	5,450	6,985
Toyota Motor Credit Corp.	1.000%	2/17/15	4,850	4,893
Toyota Motor Credit Corp.	3.200%	6/17/15	5,500	5,867
Toyota Motor Credit Corp.	0.875%	7/17/15	2,700	2,713
Toyota Motor Credit Corp.	2.800%	1/11/16	1,890	2,004
Toyota Motor Credit Corp.	2.000%	9/15/16	3,125	3,247
Toyota Motor Credit Corp.	2.050%	1/12/17	15,855	16,465
Toyota Motor Credit Corp.	4.250%	1/11/21	4,200	4,795
Toyota Motor Credit Corp.	3.400%	9/15/21	1,495	1,617
Toyota Motor Credit Corp.	3.300%	1/12/22	5,600	6,029
VF Corp.	5.950%	11/1/17	850	1,018
VF Corp.	3.500%	9/1/21	4,695	5,035
VF Corp.	6.450%	11/1/37	1,275	1,735
Viacom Inc.	4.375%	9/15/14	375	401
Viacom Inc.	1.250%	2/27/15	3,600	3,635
Viacom Inc.	2.500%	12/15/16	300	316
Viacom Inc.	3.500%	4/1/17	835	912
Viacom Inc.	6.125%	10/5/17	1,250	1,504
Viacom Inc.	5.625%	9/15/19	10,235	12,305
Viacom Inc.	3.875%	12/15/21	5,290	5,765

Viacom Inc.	6.875%	4/30/36	6,560	8,684
Wal-Mart Stores Inc.	1.625%	4/15/14	5,910	6,021
Wal-Mart Stores Inc.	3.200%	5/15/14	2,100	2,198
Wal-Mart Stores Inc.	2.875%	4/1/15	2,425	2,572
Wal-Mart Stores Inc.	4.500%	7/1/15	2,225	2,469
Wal-Mart Stores Inc.	2.250%	7/8/15	1,275	1,335
Wal-Mart Stores Inc.	1.500%	10/25/15	12,135	12,483
Wal-Mart Stores Inc.	5.375%	4/5/17	625	748
Wal-Mart Stores Inc.	5.800%	2/15/18	4,920	6,129
Wal-Mart Stores Inc.	3.625%	7/8/20	3,950	4,442
Wal-Mart Stores Inc.	3.250%	10/25/20	6,795	7,518
Wal-Mart Stores Inc.	4.250%	4/15/21	19,735	23,213
Wal-Mart Stores Inc.	5.875%	4/5/27	11,050	14,836
Wal-Mart Stores Inc.	7.550%	2/15/30	3,650	5,476
Wal-Mart Stores Inc.	5.250%	9/1/35	1,560	1,929
Wal-Mart Stores Inc.	6.500%	8/15/37	8,515	12,177
Wal-Mart Stores Inc.	6.200%	4/15/38	8,305	11,495
Wal-Mart Stores Inc.	5.625%	4/1/40	1,700	2,237
Wal-Mart Stores Inc.	4.875%	7/8/40	8,595	10,374
Wal-Mart Stores Inc.	5.000%	10/25/40	1,850	2,239
Wal-Mart Stores Inc.	5.625%	4/15/41	6,060	8,081
Walgreen Co.	1.000%	3/13/15	2,600	2,611
Walgreen Co.	1.800%	9/15/17	1,400	1,414
Walgreen Co.	5.250%	1/15/19	1,970	2,313
Walgreen Co.	3.100%	9/15/22	350	354
Walgreen Co.	4.400%	9/15/42	1,300	1,333
Walt Disney Co.	4.500%	12/15/13	2,595	2,720
Walt Disney Co.	6.200%	6/20/14	2,000	2,195
Walt Disney Co.	0.875%	12/1/14	7,225	7,303
Walt Disney Co.	1.350%	8/16/16	235	241
Walt Disney Co.	5.625%	9/15/16	3,425	4,070
Walt Disney Co.	1.125%	2/15/17	4,000	4,055
Walt Disney Co.	5.875%	12/15/17	1,875	2,301
Walt Disney Co.	7.000%	3/1/32	325	478
Walt Disney Co.	4.375%	8/16/41	325	374
Walt Disney Co.	4.125%	12/1/41	7,633	8,502
Western Union Co.	6.500%	2/26/14	3,275	3,537
Western Union Co.	5.930%	10/1/16	1,825	2,150
Western Union Co.	5.253%	4/1/20	240	281
Western Union Co.	6.200%	11/17/36	3,350	3,818
Western Union Co.	6.200%	6/21/40	1,100	1,277
Wyndham Worldwide Corp.	5.750%	2/1/18	10,076	11,348
Wyndham Worldwide Corp.	4.250%	3/1/22	300	305
Yum! Brands Inc.	4.250%	9/15/15	2,000	2,164
Yum! Brands Inc.	6.250%	4/15/16	2,850	3,298
Yum! Brands Inc.	6.250%	3/15/18	1,750	2,129
Yum! Brands Inc.	5.300%	9/15/19	685	801
Yum! Brands Inc.	3.875%	11/1/20	1,175	1,282
Yum! Brands Inc.	6.875%	11/15/37	1,350	1,865

Consumer Noncyclical (3.0%)
Abbott Laboratories	4.350%	3/15/14	1,075	1,137
Abbott Laboratories	2.700%	5/27/15	1,000	1,059
Abbott Laboratories	5.875%	5/15/16	6,385	7,521
Abbott Laboratories	5.600%	11/30/17	4,450	5,450
Abbott Laboratories	5.125%	4/1/19	8,615	10,373
Abbott Laboratories	4.125%	5/27/20	3,000	3,465

Abbott Laboratories	6.150%	11/30/37	11,080	15,434
Abbott Laboratories	6.000%	4/1/39	575	807
Abbott Laboratories	5.300%	5/27/40	3,755	4,868
Allergan Inc.	5.750%	4/1/16	400	465
Allergan Inc.	3.375%	9/15/20	5,000	5,417
Altria Group Inc.	8.500%	11/10/13	8,745	9,496
Altria Group Inc.	7.750%	2/6/14	4,600	5,027
Altria Group Inc.	4.125%	9/11/15	500	548
Altria Group Inc.	9.700%	11/10/18	3,311	4,734
Altria Group Inc.	9.250%	8/6/19	401	568
Altria Group Inc.	4.750%	5/5/21	6,150	7,043
Altria Group Inc.	2.850%	8/9/22	18,050	17,921
Altria Group Inc.	9.950%	11/10/38	5,390	9,014
Altria Group Inc.	10.200%	2/6/39	7,400	12,676
Altria Group Inc.	4.250%	8/9/42	7,725	7,636
AmerisourceBergen Corp.	5.875%	9/15/15	7,375	8,440
AmerisourceBergen Corp.	4.875%	11/15/19	975	1,139
AmerisourceBergen Corp.	3.500%	11/15/21	7,750	8,323
Amgen Inc.	1.875%	11/15/14	1,660	1,708
Amgen Inc.	4.850%	11/18/14	9,375	10,191
Amgen Inc.	2.300%	6/15/16	6,870	7,179
Amgen Inc.	2.500%	11/15/16	1,660	1,748
Amgen Inc.	2.125%	5/15/17	3,850	3,979
Amgen Inc.	5.850%	6/1/17	7,750	9,256
Amgen Inc.	6.150%	6/1/18	6,505	7,960
Amgen Inc.	5.700%	2/1/19	1,320	1,585
Amgen Inc.	3.450%	10/1/20	825	871
Amgen Inc.	4.100%	6/15/21	1,765	1,928
Amgen Inc.	3.875%	11/15/21	1,660	1,787
Amgen Inc.	3.625%	5/15/22	3,850	4,075
Amgen Inc.	6.375%	6/1/37	2,200	2,754
Amgen Inc.	6.900%	6/1/38	5,023	6,698
Amgen Inc.	6.400%	2/1/39	2,725	3,455
Amgen Inc.	5.750%	3/15/40	2,665	3,145
Amgen Inc.	4.950%	10/1/41	9,275	9,748
Amgen Inc.	5.150%	11/15/41	3,630	4,037
Amgen Inc.	5.650%	6/15/42	2,350	2,791
Amgen Inc.	5.375%	5/15/43	6,200	7,190
Anheuser-Busch Cos. LLC	5.600%	3/1/17	1,375	1,630
Anheuser-Busch Cos. LLC	5.500%	1/15/18	6,307	7,635
Anheuser-Busch Cos. LLC	6.800%	8/20/32	775	1,076
Anheuser-Busch Cos. LLC	5.750%	4/1/36	2,905	3,722
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	5,825	5,935
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	4,290	4,715
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	4,590	4,934
Anheuser-Busch InBev Worldwide Inc.	0.800%	7/15/15	4,475	4,497
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	5,968	6,369
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	13,445	13,613
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	4,040	5,464
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	3,675	4,843
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	11,690	14,500
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,600	3,130
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	3,875	4,531
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	10,225	10,382
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	8,590	14,305
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	2,825	4,036
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	9,950	9,988

Archer-Daniels-Midland Co.	8.375%	4/15/17	100	129
Archer-Daniels-Midland Co.	5.450%	3/15/18	3,625	4,360
Archer-Daniels-Midland Co.	4.479%	3/1/21	2,145	2,479
Archer-Daniels-Midland Co.	5.935%	10/1/32	1,775	2,206
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,025	2,462
Archer-Daniels-Midland Co.	5.765%	3/1/41	7,095	9,211
AstraZeneca plc	5.900%	9/15/17	11,965	14,675
AstraZeneca plc	6.450%	9/15/37	12,480	17,086
AstraZeneca plc	4.000%	9/18/42	2,075	2,127
Avon Products Inc.	5.750%	3/1/18	2,460	2,656
Avon Products Inc.	6.500%	3/1/19	1,160	1,288
Baptist Health South Florida Obligated Group
Revenue	4.590%	8/15/21	850	959
Baxter International Inc.	5.900%	9/1/16	875	1,043
Baxter International Inc.	1.850%	1/15/17	4,050	4,200
Baxter International Inc.	4.250%	3/15/20	900	1,027
Baxter International Inc.	2.400%	8/15/22	2,325	2,343
Baxter International Inc.	3.650%	8/15/42	1,400	1,410
Beam Inc.	1.875%	5/15/17	1,825	1,871
Beam Inc.	3.250%	5/15/22	1,400	1,448
Beam Inc.	5.875%	1/15/36	875	1,043
Becton Dickinson & Co.	1.750%	11/8/16	90	93
Becton Dickinson & Co.	5.000%	5/15/19	450	531
Becton Dickinson & Co.	3.250%	11/12/20	8,340	9,043
Becton Dickinson & Co.	3.125%	11/8/21	2,985	3,195
Biogen Idec Inc.	6.875%	3/1/18	1,300	1,601
Boston Scientific Corp.	4.500%	1/15/15	8,295	8,870
Boston Scientific Corp.	6.250%	11/15/15	6,000	6,818
Boston Scientific Corp.	5.125%	1/12/17	3,750	4,191
Boston Scientific Corp.	6.000%	1/15/20	3,870	4,601
Boston Scientific Corp.	7.000%	11/15/35	2,850	3,664
Boston Scientific Corp.	7.375%	1/15/40	3,400	4,685
Bottling Group LLC	5.000%	11/15/13	2,700	2,840
Bottling Group LLC	6.950%	3/15/14	4,225	4,616
Bottling Group LLC	5.500%	4/1/16	4,050	4,670
Bottling Group LLC	5.125%	1/15/19	1,975	2,350
Bristol-Myers Squibb Co.	5.450%	5/1/18	11,240	13,644
Bristol-Myers Squibb Co.	2.000%	8/1/22	3,275	3,182
Bristol-Myers Squibb Co.	7.150%	6/15/23	100	141
Bristol-Myers Squibb Co.	6.800%	11/15/26	100	141
Bristol-Myers Squibb Co.	5.875%	11/15/36	2,888	3,791
Bristol-Myers Squibb Co.	6.125%	5/1/38	460	638
Bristol-Myers Squibb Co.	3.250%	8/1/42	1,575	1,453
Bristol-Myers Squibb Co.	6.875%	8/1/97	325	477
Bunge Ltd. Finance Corp.	5.100%	7/15/15	575	621
Bunge Ltd. Finance Corp.	8.500%	6/15/19	13,150	16,611
Campbell Soup Co.	3.050%	7/15/17	525	566
Campbell Soup Co.	4.250%	4/15/21	2,175	2,483
Campbell Soup Co.	3.800%	8/2/42	700	693
Cardinal Health Inc.	4.000%	6/15/15	100	108
Cardinal Health Inc.	4.625%	12/15/20	4,935	5,624
CareFusion Corp.	5.125%	8/1/14	1,985	2,125
CareFusion Corp.	6.375%	8/1/19	5,085	6,105
Celgene Corp.	2.450%	10/15/15	750	778
Celgene Corp.	3.950%	10/15/20	5,075	5,464
Celgene Corp.	3.250%	8/15/22	1,250	1,261
Celgene Corp.	5.700%	10/15/40	1,350	1,541

Church & Dwight Co. Inc.	3.350%	12/15/15	1,000	1,060
Clorox Co.	5.000%	1/15/15	525	572
Clorox Co.	3.550%	11/1/15	1,850	1,997
Clorox Co.	5.950%	10/15/17	8,722	10,477
Coca-Cola Co.	0.750%	11/15/13	6,200	6,229
Coca-Cola Co.	0.750%	3/13/15	575	578
Coca-Cola Co.	1.500%	11/15/15	9,500	9,783
Coca-Cola Co.	1.800%	9/1/16	2,900	3,023
Coca-Cola Co.	5.350%	11/15/17	8,350	10,094
Coca-Cola Co.	1.650%	3/14/18	725	747
Coca-Cola Co.	4.875%	3/15/19	5,910	7,070
Coca-Cola Co.	3.150%	11/15/20	1,100	1,204
Coca-Cola Co.	3.300%	9/1/21	7,615	8,463
Coca-Cola Enterprises Inc.	2.125%	9/15/15	1,595	1,642
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	775	877
Coca-Cola HBC Finance BV	5.500%	9/17/15	3,500	3,781
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	4,425	4,848
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	2,200	2,387
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	1,800	2,649
Colgate-Palmolive Co.	0.600%	11/15/14	745	749
Colgate-Palmolive Co.	1.300%	1/15/17	4,375	4,462
Colgate-Palmolive Co.	2.450%	11/15/21	1,510	1,571
Colgate-Palmolive Co.	2.300%	5/3/22	300	304
Colgate-Palmolive Co.	1.950%	2/1/23	250	243
ConAgra Foods Inc.	5.875%	4/15/14	1,295	1,395
ConAgra Foods Inc.	5.819%	6/15/17	225	264
ConAgra Foods Inc.	7.125%	10/1/26	940	1,237
ConAgra Foods Inc.	7.000%	10/1/28	250	319
ConAgra Foods Inc.	8.250%	9/15/30	675	940
Covidien International Finance SA	6.000%	10/15/17	1,995	2,452
Covidien International Finance SA	6.550%	10/15/37	4,849	6,932
CR Bard Inc.	4.400%	1/15/21	2,220	2,567
CR Bard Inc.	6.700%	12/1/26	1,800	2,374
Delhaize Group SA	5.875%	2/1/14	1,400	1,473
Delhaize Group SA	6.500%	6/15/17	235	262
Delhaize Group SA	5.700%	10/1/40	6,241	5,536
Diageo Capital plc	5.500%	9/30/16	425	498
Diageo Capital plc	1.500%	5/11/17	9,825	9,999
Diageo Capital plc	5.750%	10/23/17	3,885	4,738
Diageo Capital plc	4.828%	7/15/20	3,100	3,659
Diageo Capital plc	5.875%	9/30/36	200	259
Diageo Finance BV	5.300%	10/28/15	1,800	2,042
Diageo Investment Corp.	2.875%	5/11/22	7,575	7,893
Diageo Investment Corp.	7.450%	4/15/35	200	300
Diageo Investment Corp.	4.250%	5/11/42	5,550	6,055
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	3,045	3,227
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	420	533
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	2,785	2,873
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	425	627
Eli Lilly & Co.	4.200%	3/6/14	2,200	2,319
Eli Lilly & Co.	5.200%	3/15/17	3,925	4,636
Eli Lilly & Co.	5.500%	3/15/27	2,950	3,820
Eli Lilly & Co.	5.550%	3/15/37	1,800	2,323
Eli Lilly & Co.	5.950%	11/15/37	235	321
Energizer Holdings Inc.	4.700%	5/19/21	1,325	1,407
Energizer Holdings Inc.	4.700%	5/24/22	1,750	1,861
Estee Lauder Cos. Inc.	2.350%	8/15/22	1,700	1,702

Estee Lauder Cos. Inc.	6.000%	5/15/37	200	261
Estee Lauder Cos. Inc.	3.700%	8/15/42	600	591
Express Scripts Holding Co.	6.250%	6/15/14	4,575	4,984
6 Express Scripts Holding Co.	2.100%	2/12/15	6,700	6,847
6 Express Scripts Holding Co.	2.650%	2/15/17	8,925	9,374
6 Express Scripts Holding Co.	4.750%	11/15/21	3,000	3,467
6 Express Scripts Holding Co.	3.900%	2/15/22	7,150	7,779
6 Express Scripts Holding Co.	6.125%	11/15/41	2,825	3,677
Flowers Foods Inc.	4.375%	4/1/22	1,500	1,548
Genentech Inc.	4.750%	7/15/15	800	888
Genentech Inc.	5.250%	7/15/35	5,020	6,072
General Mills Inc.	5.200%	3/17/15	2,000	2,216
General Mills Inc.	5.700%	2/15/17	2,525	3,010
General Mills Inc.	5.650%	2/15/19	6,725	8,188
General Mills Inc.	3.150%	12/15/21	5,950	6,175
General Mills Inc.	5.400%	6/15/40	4,505	5,496
Gilead Sciences Inc.	3.050%	12/1/16	375	403
Gilead Sciences Inc.	4.500%	4/1/21	2,025	2,296
Gilead Sciences Inc.	4.400%	12/1/21	9,402	10,639
Gilead Sciences Inc.	5.650%	12/1/41	1,550	1,941
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	6,225	6,603
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	5,555	6,837
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	950	1,177
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	14,535	20,633
GlaxoSmithKline Capital plc	0.750%	5/8/15	4,475	4,503
GlaxoSmithKline Capital plc	1.500%	5/8/17	13,500	13,732
GlaxoSmithKline Capital plc	2.850%	5/8/22	1,850	1,920
Hasbro Inc.	6.125%	5/15/14	5,000	5,411
Hasbro Inc.	6.300%	9/15/17	2,125	2,495
Hasbro Inc.	6.350%	3/15/40	1,200	1,433
Hershey Co.	5.450%	9/1/16	425	493
Hershey Co.	1.500%	11/1/16	2,125	2,188
Hershey Co.	4.125%	12/1/20	1,710	1,936
HJ Heinz Co.	1.500%	3/1/17	4,000	4,061
HJ Heinz Finance Co.	6.750%	3/15/32	1,925	2,431
Hormel Foods Corp.	4.125%	4/15/21	625	706
Hospira Inc.	5.900%	6/15/14	500	537
Hospira Inc.	6.400%	5/15/15	275	307
Hospira Inc.	6.050%	3/30/17	1,050	1,212
Hospira Inc.	5.600%	9/15/40	1,075	1,143
Ingredion Inc.	3.200%	11/1/15	1,700	1,794
Ingredion Inc.	4.625%	11/1/20	890	997
Ingredion Inc.	6.625%	4/15/37	575	715
JM Smucker Co.	3.500%	10/15/21	995	1,064
Johnson & Johnson	1.200%	5/15/14	835	847
Johnson & Johnson	5.550%	8/15/17	1,700	2,077
Johnson & Johnson	5.150%	7/15/18	4,550	5,578
Johnson & Johnson	2.950%	9/1/20	10,000	10,857
Johnson & Johnson	3.550%	5/15/21	5,000	5,685
Johnson & Johnson	6.730%	11/15/23	1,203	1,730
Johnson & Johnson	6.950%	9/1/29	1,300	1,909
Johnson & Johnson	4.950%	5/15/33	1,600	1,985
Johnson & Johnson	5.950%	8/15/37	1,555	2,207
Johnson & Johnson	4.500%	9/1/40	1,370	1,674
Kaiser Foundation Hospitals	3.500%	4/1/22	900	957
Kaiser Foundation Hospitals	4.875%	4/1/42	1,800	2,035
Kellogg Co.	1.875%	11/17/16	4,400	4,534

Kellogg Co.	4.000%	12/15/20	9,005	10,105
Kellogg Co.	3.125%	5/17/22	200	209
Kellogg Co.	7.450%	4/1/31	1,150	1,620
Kimberly-Clark Corp.	4.875%	8/15/15	1,875	2,100
Kimberly-Clark Corp.	6.125%	8/1/17	5,804	7,198
Kimberly-Clark Corp.	7.500%	11/1/18	800	1,073
Kimberly-Clark Corp.	3.625%	8/1/20	3,150	3,501
Kimberly-Clark Corp.	3.875%	3/1/21	2,940	3,332
Kimberly-Clark Corp.	2.400%	3/1/22	1,100	1,119
Kimberly-Clark Corp.	6.625%	8/1/37	200	295
Kimberly-Clark Corp.	5.300%	3/1/41	1,600	2,089
Koninklijke Philips Electronics NV	5.750%	3/11/18	7,250	8,809
Koninklijke Philips Electronics NV	6.875%	3/11/38	4,720	6,490
Koninklijke Philips Electronics NV	5.000%	3/15/42	3,500	3,971
6 Kraft Foods Group Inc.	1.625%	6/4/15	1,400	1,422
6 Kraft Foods Group Inc.	2.250%	6/5/17	4,150	4,298
6 Kraft Foods Group Inc.	6.125%	8/23/18	15,240	18,720
6 Kraft Foods Group Inc.	5.375%	2/10/20	2,539	3,030
6 Kraft Foods Group Inc.	3.500%	6/6/22	2,825	2,993
6 Kraft Foods Group Inc.	5.000%	6/4/42	7,000	7,882
Mondelez International Inc.	5.250%	10/1/13	3,100	3,238
Mondelez International Inc.	6.750%	2/19/14	200	217
Mondelez International Inc.	4.125%	2/9/16	6,365	7,002
Mondelez International Inc.	6.500%	8/11/17	11,600	14,272
Mondelez International Inc.	6.125%	2/1/18	690	843
Mondelez International Inc.	5.375%	2/10/20	16,651	20,092
Mondelez International Inc.	6.500%	11/1/31	4,111	5,268
Mondelez International Inc.	7.000%	8/11/37	3,675	5,146
Mondelez International Inc.	6.875%	2/1/38	5,975	8,313
Mondelez International Inc.	6.875%	1/26/39	525	730
Mondelez International Inc.	6.500%	2/9/40	8,345	11,349
Kroger Co.	4.950%	1/15/15	1,950	2,124
Kroger Co.	3.900%	10/1/15	2,350	2,554
Kroger Co.	2.200%	1/15/17	6,775	6,938
Kroger Co.	6.400%	8/15/17	435	525
Kroger Co.	6.800%	12/15/18	2,400	2,942
Kroger Co.	7.700%	6/1/29	2,800	3,644
Kroger Co.	8.000%	9/15/29	8,675	11,556
Kroger Co.	7.500%	4/1/31	625	823
Laboratory Corp. of America Holdings	5.625%	12/15/15	1,025	1,155
Laboratory Corp. of America Holdings	2.200%	8/23/17	9,175	9,378
Laboratory Corp. of America Holdings	4.625%	11/15/20	235	261
Laboratory Corp. of America Holdings	3.750%	8/23/22	725	760
Life Technologies Corp.	4.400%	3/1/15	1,700	1,816
Life Technologies Corp.	3.500%	1/15/16	2,800	2,946
Life Technologies Corp.	6.000%	3/1/20	2,340	2,789
Life Technologies Corp.	5.000%	1/15/21	1,350	1,529
Lorillard Tobacco Co.	3.500%	8/4/16	760	806
Lorillard Tobacco Co.	2.300%	8/21/17	500	504
Lorillard Tobacco Co.	8.125%	6/23/19	3,075	3,956
Lorillard Tobacco Co.	8.125%	5/1/40	1,000	1,305
Lorillard Tobacco Co.	7.000%	8/4/41	1,550	1,861
Mattel Inc.	2.500%	11/1/16	1,125	1,177
Mattel Inc.	5.450%	11/1/41	845	944
McCormick & Co. Inc.	3.900%	7/15/21	875	970
McKesson Corp.	6.500%	2/15/14	6,000	6,462
McKesson Corp.	5.700%	3/1/17	5,000	5,982

McKesson Corp.	4.750%	3/1/21	1,740	2,013
McKesson Corp.	6.000%	3/1/41	5,000	6,827
Mead Johnson Nutrition Co.	3.500%	11/1/14	2,525	2,629
Mead Johnson Nutrition Co.	4.900%	11/1/19	2,309	2,635
Mead Johnson Nutrition Co.	5.900%	11/1/39	3,410	4,215
Medco Health Solutions Inc.	2.750%	9/15/15	1,525	1,594
Medco Health Solutions Inc.	7.125%	3/15/18	9,080	11,404
Medco Health Solutions Inc.	4.125%	9/15/20	590	648
Medtronic Inc.	4.500%	3/15/14	1,000	1,058
Medtronic Inc.	3.000%	3/15/15	4,495	4,754
Medtronic Inc.	4.750%	9/15/15	1,775	1,984
Medtronic Inc.	4.450%	3/15/20	1,650	1,918
Medtronic Inc.	4.125%	3/15/21	590	671
Medtronic Inc.	6.500%	3/15/39	500	732
Medtronic Inc.	5.550%	3/15/40	2,100	2,652
Medtronic Inc.	4.500%	3/15/42	4,875	5,534
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	700	820
Memorial Sloan-Kettering Cancer Center New
York GO	3.774%	11/15/43	5,750	5,766
Merck & Co. Inc.	5.300%	12/1/13	1,295	1,368
Merck & Co. Inc.	4.750%	3/1/15	1,200	1,323
Merck & Co. Inc.	4.000%	6/30/15	2,590	2,841
Merck & Co. Inc.	2.250%	1/15/16	3,850	4,048
Merck & Co. Inc.	6.000%	9/15/17	2,300	2,841
Merck & Co. Inc.	5.000%	6/30/19	7,445	9,007
Merck & Co. Inc.	3.875%	1/15/21	11,720	13,338
Merck & Co. Inc.	2.400%	9/15/22	3,750	3,785
Merck & Co. Inc.	6.400%	3/1/28	1,525	2,108
Merck & Co. Inc.	5.950%	12/1/28	775	1,033
Merck & Co. Inc.	6.500%	12/1/33	5,275	7,628
Merck & Co. Inc.	5.750%	11/15/36	325	434
Merck & Co. Inc.	6.550%	9/15/37	5,015	7,396
Merck & Co. Inc.	5.850%	6/30/39	1,025	1,404
Merck & Co. Inc.	3.600%	9/15/42	1,800	1,800
Molson Coors Brewing Co.	2.000%	5/1/17	725	747
Molson Coors Brewing Co.	3.500%	5/1/22	800	844
Molson Coors Brewing Co.	5.000%	5/1/42	7,175	8,026
New York University Hospitals Center GO	4.428%	7/1/42	1,850	1,887
Novant Health Inc.	5.850%	11/1/19	2,125	2,483
Novartis Capital Corp.	4.125%	2/10/14	6,525	6,846
Novartis Capital Corp.	2.900%	4/24/15	14,370	15,240
Novartis Capital Corp.	2.400%	9/21/22	5,175	5,210
Novartis Capital Corp.	3.700%	9/21/42	1,225	1,254
Novartis Securities Investment Ltd.	5.125%	2/10/19	10,590	12,756
PepsiAmericas Inc.	4.375%	2/15/14	100	105
PepsiAmericas Inc.	4.875%	1/15/15	5,100	5,599
PepsiAmericas Inc.	5.000%	5/15/17	1,400	1,636
PepsiCo Inc.	0.875%	10/25/13	5,885	5,919
PepsiCo Inc.	3.750%	3/1/14	1,150	1,203
PepsiCo Inc.	0.750%	3/5/15	3,125	3,139
PepsiCo Inc.	0.700%	8/13/15	1,910	1,915
PepsiCo Inc.	2.500%	5/10/16	11,390	12,053
PepsiCo Inc.	5.000%	6/1/18	425	506
PepsiCo Inc.	7.900%	11/1/18	1,575	2,137
PepsiCo Inc.	4.500%	1/15/20	2,800	3,255
PepsiCo Inc.	3.125%	11/1/20	4,200	4,507

PepsiCo Inc.	3.000%	8/25/21	1,530	1,623
PepsiCo Inc.	2.750%	3/5/22	12,050	12,503
PepsiCo Inc.	5.500%	1/15/40	5,425	6,973
PepsiCo Inc.	4.875%	11/1/40	4,510	5,370
PepsiCo Inc.	4.000%	3/5/42	6,600	6,882
PerkinElmer Inc.	5.000%	11/15/21	1,410	1,568
Pfizer Inc.	5.350%	3/15/15	15,865	17,726
Pfizer Inc.	6.200%	3/15/19	15,445	19,692
Pfizer Inc.	7.200%	3/15/39	11,515	18,004
Pharmacia Corp.	6.500%	12/1/18	6,000	7,635
Pharmacia Corp.	6.600%	12/1/28	625	852
Philip Morris International Inc.	6.875%	3/17/14	4,340	4,749
Philip Morris International Inc.	2.500%	5/16/16	5,000	5,291
Philip Morris International Inc.	1.625%	3/20/17	3,250	3,330
Philip Morris International Inc.	1.125%	8/21/17	2,975	2,974
Philip Morris International Inc.	5.650%	5/16/18	9,290	11,391
Philip Morris International Inc.	4.500%	3/26/20	575	674
Philip Morris International Inc.	4.125%	5/17/21	530	599
Philip Morris International Inc.	2.900%	11/15/21	1,500	1,557
Philip Morris International Inc.	6.375%	5/16/38	5,600	7,743
Philip Morris International Inc.	4.375%	11/15/41	7,855	8,474
Philip Morris International Inc.	4.500%	3/20/42	3,550	3,915
Philip Morris International Inc.	3.875%	8/21/42	525	526
4 Procter & Gamble - Esop	9.360%	1/1/21	2,648	3,578
Procter & Gamble Co.	0.700%	8/15/14	590	594
Procter & Gamble Co.	4.950%	8/15/14	850	922
Procter & Gamble Co.	3.500%	2/15/15	4,500	4,815
Procter & Gamble Co.	1.800%	11/15/15	6,925	7,191
Procter & Gamble Co.	1.450%	8/15/16	27,045	27,791
Procter & Gamble Co.	4.700%	2/15/19	2,215	2,631
Procter & Gamble Co.	6.450%	1/15/26	2,750	3,800
Procter & Gamble Co.	5.800%	8/15/34	250	337
Procter & Gamble Co.	5.550%	3/5/37	4,345	5,879
Quest Diagnostics Inc.	5.450%	11/1/15	4,000	4,479
Quest Diagnostics Inc.	6.400%	7/1/17	175	209
Quest Diagnostics Inc.	4.700%	4/1/21	235	266
Quest Diagnostics Inc.	6.950%	7/1/37	1,225	1,624
Ralcorp Holdings Inc.	6.625%	8/15/39	4,550	4,858
Reynolds American Inc.	7.625%	6/1/16	850	1,025
Reynolds American Inc.	6.750%	6/15/17	2,400	2,911
Reynolds American Inc.	7.750%	6/1/18	1,000	1,258
Reynolds American Inc.	7.250%	6/15/37	1,225	1,544
Safeway Inc.	6.250%	3/15/14	5,850	6,240
Safeway Inc.	3.400%	12/1/16	775	812
Safeway Inc.	6.350%	8/15/17	1,325	1,492
Safeway Inc.	5.000%	8/15/19	3,500	3,648
Safeway Inc.	4.750%	12/1/21	575	586
Safeway Inc.	7.250%	2/1/31	4,645	4,958
Sanofi	1.625%	3/28/14	1,050	1,069
Sanofi	2.625%	3/29/16	10,800	11,455
Sanofi	4.000%	3/29/21	8,865	10,129
St. Jude Medical Inc.	3.750%	7/15/14	2,875	3,032
St. Jude Medical Inc.	2.500%	1/15/16	1,475	1,541
St. Jude Medical Inc.	4.875%	7/15/19	500	575
Stryker Corp.	3.000%	1/15/15	800	843
Stryker Corp.	2.000%	9/30/16	2,285	2,379
Stryker Corp.	4.375%	1/15/20	700	803

Sysco Corp.	5.250%	2/12/18	3,875	4,661
Sysco Corp.	5.375%	9/21/35	4,948	6,278
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	2,060	2,169
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	615	667
Teva Pharmaceutical Finance Co. LLC	5.550%	2/1/16	3,225	3,684
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	1,950	2,072
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	1,835	1,984
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	1,380	1,412
Thermo Fisher Scientific Inc.	2.050%	2/21/14	2,500	2,548
Thermo Fisher Scientific Inc.	3.250%	11/20/14	5,000	5,264
Thermo Fisher Scientific Inc.	3.200%	5/1/15	1,725	1,826
Thermo Fisher Scientific Inc.	2.250%	8/15/16	1,845	1,916
Thermo Fisher Scientific Inc.	4.700%	5/1/20	525	601
Thermo Fisher Scientific Inc.	4.500%	3/1/21	8,450	9,626
Tyson Foods Inc.	4.500%	6/15/22	5,600	5,866
Unilever Capital Corp.	3.650%	2/15/14	1,525	1,594
Unilever Capital Corp.	0.850%	8/2/17	4,885	4,838
Unilever Capital Corp.	4.800%	2/15/19	700	827
Unilever Capital Corp.	4.250%	2/10/21	10,010	11,673
Unilever Capital Corp.	5.900%	11/15/32	3,700	5,236
UST LLC	5.750%	3/1/18	1,000	1,197
Watson Pharmaceuticals Inc.	5.000%	8/15/14	1,250	1,341
Watson Pharmaceuticals Inc.	1.875%	10/1/17	1,725	1,744
Watson Pharmaceuticals Inc.	3.250%	10/1/22	2,750	2,784
Watson Pharmaceuticals Inc.	4.625%	10/1/42	1,225	1,248
Whirlpool Corp.	5.500%	3/1/13	4,075	4,156
Whirlpool Corp.	8.600%	5/1/14	900	1,001
Wyeth LLC	5.500%	2/1/14	1,350	1,443
Wyeth LLC	5.500%	2/15/16	5,240	6,076
Wyeth LLC	5.450%	4/1/17	2,950	3,518
Wyeth LLC	6.450%	2/1/24	2,625	3,585
Wyeth LLC	6.500%	2/1/34	4,725	6,587
Wyeth LLC	6.000%	2/15/36	3,575	4,800
Wyeth LLC	5.950%	4/1/37	7,690	10,327
Zimmer Holdings Inc.	1.400%	11/30/14	800	805
Zimmer Holdings Inc.	4.625%	11/30/19	2,495	2,861
Zimmer Holdings Inc.	3.375%	11/30/21	800	838
Zimmer Holdings Inc.	5.750%	11/30/39	1,075	1,322

Energy (1.6%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	1,425	1,772
Anadarko Finance Co.	7.500%	5/1/31	4,600	6,185
Anadarko Petroleum Corp.	7.625%	3/15/14	7,363	8,043
Anadarko Petroleum Corp.	5.750%	6/15/14	800	860
Anadarko Petroleum Corp.	5.950%	9/15/16	11,530	13,406
Anadarko Petroleum Corp.	6.950%	6/15/19	500	627
Anadarko Petroleum Corp.	6.450%	9/15/36	16,005	19,928
Anadarko Petroleum Corp.	7.950%	6/15/39	1,000	1,444
Apache Corp.	5.625%	1/15/17	250	298
Apache Corp.	1.750%	4/15/17	2,100	2,174
Apache Corp.	6.900%	9/15/18	5,450	7,027
Apache Corp.	3.625%	2/1/21	6,160	6,803
Apache Corp.	3.250%	4/15/22	5,350	5,753
Apache Corp.	6.000%	1/15/37	5,275	7,045
Apache Corp.	5.100%	9/1/40	7,375	8,747
Apache Corp.	5.250%	2/1/42	740	900

Apache Corp.	4.750%	4/15/43	2,325	2,667
Baker Hughes Inc.	3.200%	8/15/21	4,470	4,853
Baker Hughes Inc.	6.875%	1/15/29	300	409
Baker Hughes Inc.	5.125%	9/15/40	5,965	7,320
BP Capital Markets plc	5.250%	11/7/13	5,475	5,759
BP Capital Markets plc	3.625%	5/8/14	3,650	3,828
BP Capital Markets plc	1.700%	12/5/14	3,200	3,281
BP Capital Markets plc	3.875%	3/10/15	4,525	4,860
BP Capital Markets plc	3.125%	10/1/15	6,500	6,933
BP Capital Markets plc	3.200%	3/11/16	9,495	10,187
BP Capital Markets plc	2.248%	11/1/16	5,450	5,702
BP Capital Markets plc	1.846%	5/5/17	5,000	5,106
BP Capital Markets plc	4.750%	3/10/19	5,300	6,168
BP Capital Markets plc	4.500%	10/1/20	7,295	8,442
BP Capital Markets plc	4.742%	3/11/21	5,315	6,224
BP Capital Markets plc	3.561%	11/1/21	10,520	11,374
BP Capital Markets plc	3.245%	5/6/22	6,800	7,174
Burlington Resources Finance Co.	7.200%	8/15/31	300	428
Burlington Resources Finance Co.	7.400%	12/1/31	1,775	2,606
Cameron International Corp.	6.375%	7/15/18	4,400	5,330
Cameron International Corp.	7.000%	7/15/38	100	132
Canadian Natural Resources Ltd.	1.450%	11/14/14	2,000	2,032
Canadian Natural Resources Ltd.	4.900%	12/1/14	4,225	4,602
Canadian Natural Resources Ltd.	6.000%	8/15/16	1,150	1,360
Canadian Natural Resources Ltd.	5.700%	5/15/17	1,535	1,823
Canadian Natural Resources Ltd.	3.450%	11/15/21	1,500	1,605
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,875	2,590
Canadian Natural Resources Ltd.	6.450%	6/30/33	2,025	2,643
Canadian Natural Resources Ltd.	5.850%	2/1/35	350	428
Canadian Natural Resources Ltd.	6.500%	2/15/37	5,600	7,321
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,680	2,201
Cenovus Energy Inc.	4.500%	9/15/14	590	633
Cenovus Energy Inc.	5.700%	10/15/19	7,050	8,627
Cenovus Energy Inc.	3.000%	8/15/22	1,075	1,100
Cenovus Energy Inc.	6.750%	11/15/39	6,475	8,837
Cenovus Energy Inc.	4.450%	9/15/42	3,175	3,311
Chevron Corp.	3.950%	3/3/14	3,375	3,543
Chevron Corp.	4.950%	3/3/19	2,750	3,330
ConocoPhillips	4.750%	2/1/14	1,469	1,552
ConocoPhillips	4.600%	1/15/15	11,640	12,707
ConocoPhillips	5.750%	2/1/19	13,565	16,890
ConocoPhillips	6.000%	1/15/20	5,220	6,692
ConocoPhillips	5.900%	10/15/32	725	946
ConocoPhillips	5.900%	5/15/38	1,370	1,844
ConocoPhillips	6.500%	2/1/39	13,638	19,734
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	4,525	5,369
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	5,575	7,235
ConocoPhillips Holding Co.	6.950%	4/15/29	2,850	4,037
Devon Energy Corp.	5.625%	1/15/14	1,475	1,568
Devon Energy Corp.	2.400%	7/15/16	800	836
Devon Energy Corp.	4.000%	7/15/21	2,000	2,213
Devon Energy Corp.	3.250%	5/15/22	2,175	2,268
Devon Energy Corp.	7.950%	4/15/32	1,650	2,469
Devon Energy Corp.	5.600%	7/15/41	3,020	3,576
Devon Energy Corp.	4.750%	5/15/42	6,650	7,161
Devon Financing Corp. ULC	7.875%	9/30/31	8,275	11,939
Diamond Offshore Drilling Inc.	4.875%	7/1/15	2,275	2,530

Diamond Offshore Drilling Inc.	5.700%	10/15/39	1,850	2,437
Encana Corp.	3.900%	11/15/21	1,885	1,987
Encana Corp.	7.200%	11/1/31	1,800	2,193
Encana Corp.	6.500%	8/15/34	2,925	3,480
Encana Corp.	6.625%	8/15/37	4,700	5,737
EnCana Holdings Finance Corp.	5.800%	5/1/14	4,350	4,667
Eni USA Inc.	7.300%	11/15/27	175	234
Ensco plc	3.250%	3/15/16	5,960	6,366
Ensco plc	4.700%	3/15/21	4,250	4,784
EOG Resources Inc.	6.125%	10/1/13	575	607
EOG Resources Inc.	2.500%	2/1/16	705	743
EOG Resources Inc.	5.875%	9/15/17	2,200	2,674
EOG Resources Inc.	5.625%	6/1/19	3,350	4,115
EOG Resources Inc.	4.400%	6/1/20	1,380	1,598
EOG Resources Inc.	4.100%	2/1/21	4,900	5,563
EOG Resources Inc.	2.625%	3/15/23	1,700	1,719
EQT Corp.	6.500%	4/1/18	3,175	3,655
EQT Corp.	8.125%	6/1/19	2,975	3,602
EQT Corp.	4.875%	11/15/21	2,500	2,630
FMC Technologies Inc.	2.000%	10/1/17	1,500	1,515
FMC Technologies Inc.	3.450%	10/1/22	1,400	1,420
Global Marine Inc.	7.000%	6/1/28	5,850	6,560
Halliburton Co.	6.150%	9/15/19	800	1,001
Halliburton Co.	3.250%	11/15/21	4,235	4,596
Halliburton Co.	6.700%	9/15/38	920	1,308
Halliburton Co.	7.450%	9/15/39	900	1,373
Halliburton Co.	4.500%	11/15/41	4,645	5,198
Hess Corp.	8.125%	2/15/19	7,715	10,157
Hess Corp.	7.875%	10/1/29	1,450	2,006
Hess Corp.	7.125%	3/15/33	1,375	1,823
Hess Corp.	6.000%	1/15/40	3,700	4,481
Hess Corp.	5.600%	2/15/41	7,580	8,802
Husky Energy Inc.	5.900%	6/15/14	2,025	2,197
Husky Energy Inc.	6.150%	6/15/19	200	240
Husky Energy Inc.	7.250%	12/15/19	2,020	2,603
Husky Energy Inc.	6.800%	9/15/37	5,125	6,727
Kerr-McGee Corp.	6.950%	7/1/24	3,300	4,272
Kerr-McGee Corp.	7.875%	9/15/31	875	1,170
Marathon Oil Corp.	6.000%	10/1/17	10,460	12,686
Marathon Oil Corp.	5.900%	3/15/18	1,228	1,488
Marathon Oil Corp.	6.800%	3/15/32	2,670	3,553
Marathon Petroleum Corp.	3.500%	3/1/16	1,000	1,064
Marathon Petroleum Corp.	5.125%	3/1/21	2,425	2,795
Marathon Petroleum Corp.	6.500%	3/1/41	6,250	7,632
Murphy Oil Corp.	4.000%	6/1/22	1,400	1,488
Murphy Oil Corp.	7.050%	5/1/29	2,000	2,443
Nabors Industries Inc.	6.150%	2/15/18	4,830	5,671
Nabors Industries Inc.	9.250%	1/15/19	4,375	5,730
Nabors Industries Inc.	5.000%	9/15/20	5,985	6,584
Nexen Inc.	7.875%	3/15/32	325	446
Nexen Inc.	5.875%	3/10/35	690	817
Nexen Inc.	6.400%	5/15/37	12,850	16,424
Nexen Inc.	7.500%	7/30/39	3,400	4,859
Noble Energy Inc.	8.250%	3/1/19	3,235	4,198
Noble Energy Inc.	4.150%	12/15/21	9,250	10,004
Noble Energy Inc.	8.000%	4/1/27	4,895	6,683
Noble Holding International Ltd.	3.050%	3/1/16	440	459

Noble Holding International Ltd.	2.500%	3/15/17	2,400	2,466
Noble Holding International Ltd.	4.900%	8/1/20	3,400	3,799
Noble Holding International Ltd.	3.950%	3/15/22	3,250	3,406
Noble Holding International Ltd.	6.200%	8/1/40	1,400	1,630
Noble Holding International Ltd.	6.050%	3/1/41	2,500	2,909
Noble Holding International Ltd.	5.250%	3/15/42	2,000	2,142
Occidental Petroleum Corp.	2.500%	2/1/16	3,405	3,603
Occidental Petroleum Corp.	4.125%	6/1/16	2,620	2,924
Occidental Petroleum Corp.	1.750%	2/15/17	5,100	5,282
Occidental Petroleum Corp.	1.500%	2/15/18	700	711
Occidental Petroleum Corp.	4.100%	2/1/21	5,100	5,861
Occidental Petroleum Corp.	3.125%	2/15/22	7,725	8,270
Occidental Petroleum Corp.	2.700%	2/15/23	6,000	6,156
PC Financial Partnership	5.000%	11/15/14	900	977
Petro-Canada	7.875%	6/15/26	500	715
Petro-Canada	7.000%	11/15/28	475	600
Petro-Canada	5.350%	7/15/33	1,425	1,588
Petro-Canada	5.950%	5/15/35	2,900	3,532
Petro-Canada	6.800%	5/15/38	4,525	6,170
Petrohawk Energy Corp.	7.250%	8/15/18	3,000	3,401
6 Phillips 66	1.950%	3/5/15	2,745	2,814
6 Phillips 66	2.950%	5/1/17	7,475	7,907
6 Phillips 66	4.300%	4/1/22	6,150	6,735
6 Phillips 66	5.875%	5/1/42	6,950	8,325
Pioneer Natural Resources Co.	3.950%	7/15/22	3,700	3,930
Pioneer Natural Resources Co.	7.200%	1/15/28	4,378	5,494
Pride International Inc.	6.875%	8/15/20	6,000	7,592
Pride International Inc.	7.875%	8/15/40	3,000	4,404
Rowan Cos. Inc.	5.000%	9/1/17	1,200	1,323
Rowan Cos. Inc.	7.875%	8/1/19	875	1,077
Shell International Finance BV	4.000%	3/21/14	4,210	4,427
Shell International Finance BV	3.100%	6/28/15	14,300	15,287
Shell International Finance BV	3.250%	9/22/15	1,400	1,511
Shell International Finance BV	5.200%	3/22/17	4,150	4,909
Shell International Finance BV	1.125%	8/21/17	2,400	2,411
Shell International Finance BV	4.300%	9/22/19	3,100	3,631
Shell International Finance BV	2.375%	8/21/22	4,850	4,893
Shell International Finance BV	6.375%	12/15/38	13,267	19,162
Shell International Finance BV	5.500%	3/25/40	6,750	8,893
Shell International Finance BV	3.625%	8/21/42	4,000	4,056
Southwestern Energy Co.	7.500%	2/1/18	900	1,081
6 Southwestern Energy Co.	4.100%	3/15/22	4,600	4,884
Suncor Energy Inc.	6.100%	6/1/18	4,900	6,045
Suncor Energy Inc.	7.150%	2/1/32	3,425	4,655
Suncor Energy Inc.	5.950%	12/1/34	175	217
Suncor Energy Inc.	6.500%	6/15/38	3,080	4,089
Suncor Energy Inc.	6.850%	6/1/39	7,355	10,129
Talisman Energy Inc.	5.125%	5/15/15	375	406
Talisman Energy Inc.	7.750%	6/1/19	11,525	14,637
Tosco Corp.	8.125%	2/15/30	4,950	7,489
Total Capital Canada Ltd.	1.625%	1/28/14	4,500	4,578
Total Capital International SA	0.750%	1/25/16	1,700	1,705
Total Capital International SA	1.500%	2/17/17	1,075	1,094
Total Capital International SA	1.550%	6/28/17	8,350	8,501
Total Capital International SA	2.875%	2/17/22	6,000	6,272
Total Capital International SA	2.700%	1/25/23	2,450	2,494
Total Capital SA	3.000%	6/24/15	5,800	6,178

Total Capital SA	2.300%	3/15/16	7,265	7,611
Total Capital SA	4.450%	6/24/20	5,075	5,912
Total Capital SA	4.125%	1/28/21	2,805	3,199
Transocean Inc.	4.950%	11/15/15	9,650	10,566
Transocean Inc.	6.000%	3/15/18	6,375	7,450
Transocean Inc.	6.375%	12/15/21	5,000	5,986
Transocean Inc.	3.800%	10/15/22	1,300	1,307
Transocean Inc.	7.500%	4/15/31	1,575	1,947
Transocean Inc.	6.800%	3/15/38	2,925	3,521
Valero Energy Corp.	6.125%	6/15/17	7,655	9,273
Valero Energy Corp.	9.375%	3/15/19	1,575	2,137
Valero Energy Corp.	6.125%	2/1/20	3,250	3,929
Valero Energy Corp.	7.500%	4/15/32	3,775	4,720
Valero Energy Corp.	6.625%	6/15/37	8,281	10,005
Weatherford International Inc.	6.350%	6/15/17	4,625	5,386
Weatherford International Inc.	6.800%	6/15/37	2,550	2,773
Weatherford International Ltd.	5.500%	2/15/16	2,000	2,210
Weatherford International Ltd.	6.000%	3/15/18	6,140	7,048
Weatherford International Ltd.	9.625%	3/1/19	5,200	6,776
Weatherford International Ltd.	6.500%	8/1/36	2,750	2,956
Weatherford International Ltd.	7.000%	3/15/38	2,480	2,812
Weatherford International Ltd.	6.750%	9/15/40	2,370	2,676
XTO Energy Inc.	5.750%	12/15/13	2,200	2,342
XTO Energy Inc.	6.250%	8/1/17	6,250	7,868

Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/11	5,700	6,355
Cintas Corp. No 2	6.125%	12/1/17	850	1,033
Cintas Corp. No 2	3.250%	6/1/22	1,725	1,778
Fluor Corp.	3.375%	9/15/21	1,500	1,599
Massachusetts Institute of Technology GO	5.600%	7/1/11	4,000	5,778
Pentair Inc.	5.000%	5/15/21	2,000	2,246
6 URS Corp.	5.000%	4/1/22	3,600	3,673

Technology (0.9%)
Adobe Systems Inc.	3.250%	2/1/15	1,525	1,609
Adobe Systems Inc.	4.750%	2/1/20	1,275	1,439
Agilent Technologies Inc.	5.500%	9/14/15	1,300	1,463
Agilent Technologies Inc.	6.500%	11/1/17	9,575	11,694
Altera Corp.	1.750%	5/15/17	1,250	1,281
Amphenol Corp.	4.750%	11/15/14	2,475	2,654
Analog Devices Inc.	5.000%	7/1/14	1,200	1,293
Analog Devices Inc.	3.000%	4/15/16	875	942
Applied Materials Inc.	2.650%	6/15/16	525	555
Applied Materials Inc.	4.300%	6/15/21	3,840	4,350
Applied Materials Inc.	5.850%	6/15/41	5,460	6,859
Arrow Electronics Inc.	3.375%	11/1/15	1,225	1,281
Arrow Electronics Inc.	5.125%	3/1/21	515	559
Avnet Inc.	6.625%	9/15/16	225	257
Avnet Inc.	5.875%	6/15/20	4,300	4,825
BMC Software Inc.	7.250%	6/1/18	825	994
Broadcom Corp.	1.500%	11/1/13	5,800	5,860
Broadcom Corp.	2.700%	11/1/18	6,060	6,486
CA Inc.	6.125%	12/1/14	5,000	5,496
CA Inc.	5.375%	12/1/19	3,545	4,063
Cisco Systems Inc.	1.625%	3/14/14	11,165	11,378
Cisco Systems Inc.	5.500%	2/22/16	11,783	13,704

Cisco Systems Inc.	3.150%	3/14/17	6,975	7,656
Cisco Systems Inc.	4.950%	2/15/19	5,525	6,625
Cisco Systems Inc.	4.450%	1/15/20	5,000	5,866
Cisco Systems Inc.	5.900%	2/15/39	1,600	2,125
Cisco Systems Inc.	5.500%	1/15/40	17,370	22,327
Computer Sciences Corp.	6.500%	3/15/18	100	116
Corning Inc.	6.625%	5/15/19	275	345
Corning Inc.	7.250%	8/15/36	100	128
Corning Inc.	4.700%	3/15/37	4,000	4,235
Corning Inc.	5.750%	8/15/40	7,135	8,661
Dell Inc.	2.100%	4/1/14	6,400	6,496
Dell Inc.	5.650%	4/15/18	1,600	1,864
Dell Inc.	5.875%	6/15/19	1,250	1,480
Dell Inc.	7.100%	4/15/28	500	624
Dell Inc.	6.500%	4/15/38	700	863
Dun & Bradstreet Corp.	2.875%	11/15/15	350	361
Equifax Inc.	4.450%	12/1/14	775	822
Equifax Inc.	6.300%	7/1/17	425	503
Fiserv Inc.	3.125%	10/1/15	1,000	1,045
Fiserv Inc.	3.125%	6/15/16	3,415	3,592
Fiserv Inc.	6.800%	11/20/17	2,150	2,586
Fiserv Inc.	3.500%	10/1/22	1,425	1,426
Google Inc.	1.250%	5/19/14	470	477
Google Inc.	2.125%	5/19/16	375	395
Google Inc.	3.625%	5/19/21	3,325	3,753
Harris Corp.	5.000%	10/1/15	2,500	2,768
Harris Corp.	6.375%	6/15/19	250	303
Harris Corp.	4.400%	12/15/20	2,675	2,904
Harris Corp.	6.150%	12/15/40	750	918
Hewlett-Packard Co.	6.125%	3/1/14	11,300	12,072
Hewlett-Packard Co.	1.550%	5/30/14	1,400	1,407
Hewlett-Packard Co.	4.750%	6/2/14	725	765
Hewlett-Packard Co.	2.625%	12/9/14	4,500	4,622
Hewlett-Packard Co.	2.350%	3/15/15	1,300	1,324
Hewlett-Packard Co.	2.125%	9/13/15	4,275	4,339
Hewlett-Packard Co.	2.200%	12/1/15	1,625	1,656
Hewlett-Packard Co.	3.000%	9/15/16	1,875	1,940
Hewlett-Packard Co.	3.300%	12/9/16	1,225	1,277
Hewlett-Packard Co.	5.400%	3/1/17	2,075	2,324
Hewlett-Packard Co.	2.600%	9/15/17	10,825	10,862
Hewlett-Packard Co.	5.500%	3/1/18	7,325	8,337
Hewlett-Packard Co.	3.750%	12/1/20	12,550	12,696
Hewlett-Packard Co.	4.375%	9/15/21	11,275	11,553
Hewlett-Packard Co.	4.650%	12/9/21	6,500	6,774
Hewlett-Packard Co.	4.050%	9/15/22	3,677	3,727
Hewlett-Packard Co.	6.000%	9/15/41	7,895	8,453
Intel Corp.	1.950%	10/1/16	5,200	5,454
Intel Corp.	3.300%	10/1/21	2,000	2,180
Intel Corp.	4.800%	10/1/41	9,870	11,559
International Business Machines Corp.	6.500%	10/15/13	2,875	3,057
International Business Machines Corp.	0.875%	10/31/14	4,375	4,409
International Business Machines Corp.	0.550%	2/6/15	1,200	1,203
International Business Machines Corp.	2.000%	1/5/16	8,425	8,806
International Business Machines Corp.	1.950%	7/22/16	8,175	8,534
International Business Machines Corp.	1.250%	2/6/17	8,600	8,752
International Business Machines Corp.	5.700%	9/14/17	25,325	31,007
International Business Machines Corp.	1.875%	5/15/19	525	546

International Business Machines Corp.	2.900%	11/1/21	1,950	2,084
International Business Machines Corp.	7.000%	10/30/25	4,850	7,180
International Business Machines Corp.	6.220%	8/1/27	1,975	2,702
International Business Machines Corp.	6.500%	1/15/28	100	137
International Business Machines Corp.	5.875%	11/29/32	225	309
International Business Machines Corp.	5.600%	11/30/39	3,798	5,068
International Business Machines Corp.	4.000%	6/20/42	10,547	11,396
Intuit Inc.	5.750%	3/15/17	575	668
Juniper Networks Inc.	3.100%	3/15/16	1,000	1,045
Juniper Networks Inc.	4.600%	3/15/21	900	965
Juniper Networks Inc.	5.950%	3/15/41	5,500	6,101
KLA-Tencor Corp.	6.900%	5/1/18	1,850	2,233
Lexmark International Inc.	6.650%	6/1/18	1,700	1,854
Microsoft Corp.	2.950%	6/1/14	3,240	3,381
Microsoft Corp.	1.625%	9/25/15	2,800	2,899
Microsoft Corp.	4.200%	6/1/19	965	1,129
Microsoft Corp.	3.000%	10/1/20	4,750	5,216
Microsoft Corp.	4.000%	2/8/21	3,950	4,603
Microsoft Corp.	5.200%	6/1/39	4,375	5,704
Microsoft Corp.	4.500%	10/1/40	3,135	3,699
Microsoft Corp.	5.300%	2/8/41	2,500	3,311
Motorola Solutions Inc.	3.750%	5/15/22	3,000	3,122
Oracle Corp.	3.750%	7/8/14	2,850	3,015
Oracle Corp.	5.250%	1/15/16	13,250	15,243
Oracle Corp.	5.750%	4/15/18	6,910	8,573
Oracle Corp.	5.000%	7/8/19	5,500	6,685
Oracle Corp.	3.875%	7/15/20	3,300	3,779
Oracle Corp.	6.500%	4/15/38	2,900	4,149
Oracle Corp.	6.125%	7/8/39	5,855	8,045
Oracle Corp.	5.375%	7/15/40	9,597	12,296
Pitney Bowes Inc.	4.875%	8/15/14	690	724
Pitney Bowes Inc.	4.750%	1/15/16	4,475	4,782
Pitney Bowes Inc.	5.750%	9/15/17	950	1,036
Pitney Bowes Inc.	5.250%	1/15/37	1,975	2,027
SAIC Inc.	4.450%	12/1/20	2,660	2,920
SAIC Inc.	5.950%	12/1/40	800	916
Science Applications International Corp.	5.500%	7/1/33	250	254
Symantec Corp.	2.750%	9/15/15	2,300	2,388
Symantec Corp.	2.750%	6/15/17	3,275	3,369
Symantec Corp.	3.950%	6/15/22	3,150	3,200
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	1,250	1,289
Texas Instruments Inc.	1.375%	5/15/14	690	701
Texas Instruments Inc.	0.450%	8/3/15	1,625	1,621
Texas Instruments Inc.	2.375%	5/16/16	4,675	4,952
Texas Instruments Inc.	1.650%	8/3/19	3,500	3,508
Tyco Electronics Group SA	6.550%	10/1/17	4,491	5,433
Tyco Electronics Group SA	4.875%	1/15/21	4,500	5,033
Tyco Electronics Group SA	7.125%	10/1/37	4,575	6,131
Verisk Analytics Inc.	4.125%	9/12/22	2,700	2,738
Xerox Corp.	8.250%	5/15/14	7,550	8,382
Xerox Corp.	4.250%	2/15/15	4,280	4,546
Xerox Corp.	6.400%	3/15/16	1,525	1,746
Xerox Corp.	6.750%	2/1/17	2,750	3,243
Xerox Corp.	2.950%	3/15/17	3,425	3,543
Xerox Corp.	6.350%	5/15/18	6,045	7,106
Xerox Corp.	5.625%	12/15/19	1,165	1,328

Xerox Corp.	4.500%	5/15/21	3,765	3,999

Transportation (0.5%)
4 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	1/31/21	426	448
4 American Airlines 2011-2 Class A Pass
Through Trust	8.625%	4/15/23	946	1,014
4 American Airlines Pass Through Trust 2009-
1A	10.375%	1/2/21	1,394	1,509
Burlington Northern Santa Fe LLC	5.650%	5/1/17	1,025	1,224
Burlington Northern Santa Fe LLC	5.750%	3/15/18	850	1,038
Burlington Northern Santa Fe LLC	3.600%	9/1/20	750	813
Burlington Northern Santa Fe LLC	4.100%	6/1/21	590	654
Burlington Northern Santa Fe LLC	3.450%	9/15/21	10,590	11,301
Burlington Northern Santa Fe LLC	3.050%	3/15/22	375	387
Burlington Northern Santa Fe LLC	3.050%	9/1/22	600	621
Burlington Northern Santa Fe LLC	7.000%	12/15/25	1,700	2,317
Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,300	1,676
Burlington Northern Santa Fe LLC	6.150%	5/1/37	4,150	5,369
Burlington Northern Santa Fe LLC	5.750%	5/1/40	11,600	14,501
Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,800	2,066
Burlington Northern Santa Fe LLC	4.950%	9/15/41	500	566
Burlington Northern Santa Fe LLC	4.400%	3/15/42	800	849
Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,000	1,062
Canadian National Railway Co.	4.950%	1/15/14	125	132
Canadian National Railway Co.	5.800%	6/1/16	200	234
Canadian National Railway Co.	1.450%	12/15/16	200	204
Canadian National Railway Co.	5.850%	11/15/17	350	427
Canadian National Railway Co.	5.550%	3/1/19	5,385	6,601
Canadian National Railway Co.	2.850%	12/15/21	6,175	6,500
Canadian National Railway Co.	6.900%	7/15/28	100	139
Canadian National Railway Co.	6.250%	8/1/34	575	802
Canadian National Railway Co.	6.200%	6/1/36	1,375	1,885
Canadian National Railway Co.	6.375%	11/15/37	1,100	1,566
Canadian Pacific Railway Co.	4.450%	3/15/23	2,375	2,634
Canadian Pacific Railway Co.	7.125%	10/15/31	1,181	1,532
Canadian Pacific Railway Co.	5.950%	5/15/37	3,660	4,355
Con-way Inc.	6.700%	5/1/34	2,475	2,680
4 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	3/15/19	1,888	2,015
4 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	296	327
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	11/10/19	1,082	1,242
4 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	1/12/21	4,772	5,118
4 Continental Airlines 2012-1 Class A Pass
Through Trusts	4.150%	10/11/25	5,750	5,894
4 Continental Airlines 2012-2 Class A Pass Thru
Certificates	4.000%	4/29/26	775	793
CSX Corp.	6.250%	4/1/15	1,325	1,503
CSX Corp.	7.900%	5/1/17	9,886	12,597
CSX Corp.	6.250%	3/15/18	3,875	4,742
CSX Corp.	7.375%	2/1/19	5,050	6,454
CSX Corp.	4.250%	6/1/21	590	661
CSX Corp.	6.000%	10/1/36	1,675	2,099
CSX Corp.	6.150%	5/1/37	900	1,148

CSX Corp.	6.220%	4/30/40	7,164	9,305
CSX Corp.	4.750%	5/30/42	590	642
CSX Corp.	4.400%	3/1/43	525	544
4 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	2,769	3,067
4 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	5,622	6,423
4 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	1,649	1,777
4 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	5/7/20	575	596
FedEx Corp.	8.000%	1/15/19	175	235
FedEx Corp.	2.625%	8/1/22	1,575	1,571
FedEx Corp.	3.875%	8/1/42	1,000	977
JB Hunt Transport Services Inc.	3.375%	9/15/15	3,800	3,932
Norfolk Southern Corp.	5.257%	9/17/14	1,845	2,006
Norfolk Southern Corp.	5.750%	1/15/16	2,825	3,239
Norfolk Southern Corp.	7.700%	5/15/17	1,525	1,926
Norfolk Southern Corp.	5.750%	4/1/18	875	1,052
Norfolk Southern Corp.	5.900%	6/15/19	2,765	3,377
Norfolk Southern Corp.	3.000%	4/1/22	2,400	2,486
6 Norfolk Southern Corp.	2.903%	2/15/23	1,889	1,918
Norfolk Southern Corp.	5.590%	5/17/25	133	167
Norfolk Southern Corp.	7.800%	5/15/27	1,025	1,506
Norfolk Southern Corp.	7.250%	2/15/31	811	1,157
Norfolk Southern Corp.	4.837%	10/1/41	4,673	5,333
Norfolk Southern Corp.	3.950%	10/1/42	2,825	2,821
Norfolk Southern Corp.	6.000%	5/23/11	9,325	11,380
Norfolk Southern Railway Co.	9.750%	6/15/20	775	1,120
4 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	11/1/19	396	430
Ryder System Inc.	5.850%	3/1/14	600	638
Ryder System Inc.	3.150%	3/2/15	4,840	5,030
Ryder System Inc.	7.200%	9/1/15	3,450	3,991
Ryder System Inc.	3.600%	3/1/16	2,060	2,189
Ryder System Inc.	5.850%	11/1/16	6,075	7,011
Ryder System Inc.	2.500%	3/1/18	3,000	3,042
Southwest Airlines Co.	5.250%	10/1/14	260	279
Southwest Airlines Co.	5.125%	3/1/17	250	280
4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	737	841
4 UAL 2009-2A Pass Through Trust	9.750%	1/15/17	1,363	1,568
Union Pacific Corp.	6.125%	2/15/20	350	437
Union Pacific Corp.	4.000%	2/1/21	4,325	4,885
Union Pacific Corp.	4.163%	7/15/22	4,740	5,405
Union Pacific Corp.	7.125%	2/1/28	1,605	2,239
Union Pacific Corp.	6.625%	2/1/29	400	550
Union Pacific Corp.	5.780%	7/15/40	6,300	8,010
Union Pacific Corp.	4.750%	9/15/41	7,275	8,207
4 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	412	501
United Parcel Service Inc.	3.875%	4/1/14	3,550	3,736
United Parcel Service Inc.	1.125%	10/1/17	875	880
United Parcel Service Inc.	5.500%	1/15/18	2,200	2,675
United Parcel Service Inc.	5.125%	4/1/19	1,875	2,268
United Parcel Service Inc.	3.125%	1/15/21	13,900	14,974
United Parcel Service Inc.	2.450%	10/1/22	3,000	3,026

United Parcel Service Inc.	6.200%	1/15/38	2,385	3,354
United Parcel Service Inc.	3.625%	10/1/42	2,000	2,017
				7,354,983
Utilities (2.5%)
Electric (1.7%)
AEP Texas Central Co.	6.650%	2/15/33	2,952	3,821
Alabama Power Co.	5.650%	3/15/35	1,000	1,096
Alabama Power Co.	6.125%	5/15/38	1,000	1,349
Alabama Power Co.	6.000%	3/1/39	3,200	4,201
Alabama Power Co.	5.200%	6/1/41	2,575	3,223
Alabama Power Co.	4.100%	1/15/42	5,125	5,387
Ameren Illinois Co.	2.700%	9/1/22	2,600	2,640
Appalachian Power Co.	3.400%	5/24/15	1,300	1,376
Appalachian Power Co.	4.600%	3/30/21	6,500	7,537
Appalachian Power Co.	5.800%	10/1/35	400	492
Appalachian Power Co.	6.700%	8/15/37	3,750	4,991
Appalachian Power Co.	7.000%	4/1/38	365	510
Arizona Public Service Co.	5.800%	6/30/14	100	109
Arizona Public Service Co.	4.650%	5/15/15	400	436
Arizona Public Service Co.	5.500%	9/1/35	2,100	2,531
Arizona Public Service Co.	4.500%	4/1/42	4,525	4,932
Atlantic City Electric Co.	7.750%	11/15/18	2,700	3,631
Baltimore Gas & Electric Co.	5.900%	10/1/16	100	117
Baltimore Gas & Electric Co.	3.500%	11/15/21	10,600	11,358
Baltimore Gas & Electric Co.	6.350%	10/1/36	700	943
Carolina Power & Light Co.	5.125%	9/15/13	1,825	1,906
Carolina Power & Light Co.	2.800%	5/15/22	1,900	1,974
Carolina Power & Light Co.	6.300%	4/1/38	3,025	4,155
Carolina Power & Light Co.	4.100%	5/15/42	3,625	3,765
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	2,500	2,501
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	145
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	5,850	5,673
CenterPoint Energy Inc.	6.500%	5/1/18	150	181
Cleco Power LLC	6.000%	12/1/40	1,600	1,932
Cleveland Electric Illuminating Co.	5.700%	4/1/17	4,203	4,751
Cleveland Electric Illuminating Co.	7.880%	11/1/17	425	535
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,125	1,359
Commonwealth Edison Co.	5.950%	8/15/16	2,975	3,505
Commonwealth Edison Co.	1.950%	9/1/16	885	916
Commonwealth Edison Co.	6.150%	9/15/17	15,357	18,829
Commonwealth Edison Co.	5.800%	3/15/18	4,635	5,700
Commonwealth Edison Co.	4.000%	8/1/20	5,000	5,681
Commonwealth Edison Co.	5.875%	2/1/33	100	129
Commonwealth Edison Co.	6.450%	1/15/38	3,020	4,252
Commonwealth Edison Co.	3.800%	10/1/42	4,175	4,191
Connecticut Light & Power Co.	6.350%	6/1/36	2,225	3,058
Consolidated Edison Co. of New York Inc.	5.550%	4/1/14	335	360
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	3,213	3,678
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	2,225	2,616
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	5,000	6,493
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	550	680
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	3,615	4,800
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,878	2,600
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	300	440
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,460	7,161
Consolidated Natural Gas Co.	5.000%	12/1/14	4,660	5,054
Constellation Energy Group Inc.	4.550%	6/15/15	4,750	5,164

Constellation Energy Group Inc.	5.150%	12/1/20	3,705	4,320
Consumers Energy Co.	5.500%	8/15/16	800	932
Consumers Energy Co.	6.125%	3/15/19	125	155
Consumers Energy Co.	6.700%	9/15/19	3,960	5,182
Consumers Energy Co.	2.850%	5/15/22	12,616	13,163
Detroit Edison Co.	3.450%	10/1/20	7,005	7,816
Detroit Edison Co.	5.700%	10/1/37	425	554
Detroit Edison Co.	3.950%	6/15/42	4,000	4,188
Dominion Resources Inc.	5.150%	7/15/15	5,600	6,227
Dominion Resources Inc.	2.250%	9/1/15	2,782	2,901
Dominion Resources Inc.	1.950%	8/15/16	2,150	2,229
Dominion Resources Inc.	5.600%	11/15/16	670	787
Dominion Resources Inc.	1.400%	9/15/17	3,675	3,690
Dominion Resources Inc.	6.000%	11/30/17	1,750	2,119
Dominion Resources Inc.	6.400%	6/15/18	300	376
Dominion Resources Inc.	5.200%	8/15/19	300	357
Dominion Resources Inc.	2.750%	9/15/22	4,800	4,836
Dominion Resources Inc.	6.300%	3/15/33	350	448
Dominion Resources Inc.	5.950%	6/15/35	2,375	3,016
Dominion Resources Inc.	4.900%	8/1/41	4,075	4,754
Dominion Resources Inc.	4.050%	9/15/42	1,300	1,318
4 Dominion Resources Inc.	7.500%	6/30/66	950	1,031
DTE Energy Co.	6.375%	4/15/33	100	130
Duke Energy Carolinas LLC	5.750%	11/15/13	100	106
Duke Energy Carolinas LLC	1.750%	12/15/16	2,785	2,883
Duke Energy Carolinas LLC	5.250%	1/15/18	2,000	2,401
Duke Energy Carolinas LLC	5.100%	4/15/18	2,000	2,386
Duke Energy Carolinas LLC	4.300%	6/15/20	2,500	2,896
Duke Energy Carolinas LLC	3.900%	6/15/21	5,068	5,694
Duke Energy Carolinas LLC	6.000%	12/1/28	2,994	3,747
Duke Energy Carolinas LLC	6.450%	10/15/32	1,425	1,887
Duke Energy Carolinas LLC	6.100%	6/1/37	2,225	2,887
Duke Energy Carolinas LLC	6.000%	1/15/38	450	586
Duke Energy Carolinas LLC	6.050%	4/15/38	525	692
Duke Energy Carolinas LLC	5.300%	2/15/40	5,290	6,419
Duke Energy Carolinas LLC	4.250%	12/15/41	1,850	1,959
Duke Energy Carolinas LLC	4.000%	9/30/42	7,525	7,686
Duke Energy Corp.	3.950%	9/15/14	4,350	4,612
Duke Energy Corp.	3.350%	4/1/15	4,650	4,921
Duke Energy Corp.	2.150%	11/15/16	925	958
Duke Energy Corp.	1.625%	8/15/17	525	527
Duke Energy Corp.	5.050%	9/15/19	3,775	4,421
Duke Energy Corp.	3.050%	8/15/22	1,550	1,571
Duke Energy Indiana Inc.	6.050%	6/15/16	1,600	1,872
Duke Energy Indiana Inc.	3.750%	7/15/20	2,500	2,781
Duke Energy Indiana Inc.	6.120%	10/15/35	325	409
Duke Energy Indiana Inc.	6.350%	8/15/38	3,775	5,145
Duke Energy Indiana Inc.	4.200%	3/15/42	1,000	1,021
Duke Energy Ohio Inc.	5.450%	4/1/19	5,000	6,017
Edison International	3.750%	9/15/17	1,690	1,818
El Paso Electric Co.	6.000%	5/15/35	600	720
Entergy Arkansas Inc.	3.750%	2/15/21	3,350	3,616
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	675	733
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,670	1,945
Entergy Louisiana LLC	1.875%	12/15/14	850	874
Entergy Louisiana LLC	5.400%	11/1/24	4,652	5,742
Exelon Corp.	4.900%	6/15/15	1,400	1,538

Exelon Corp.	5.625%	6/15/35	200	229
Exelon Generation Co. LLC	6.200%	10/1/17	295	352
Exelon Generation Co. LLC	4.000%	10/1/20	1,800	1,907
6 Exelon Generation Co. LLC	5.600%	6/15/42	848	909
FirstEnergy Corp.	7.375%	11/15/31	4,665	6,116
FirstEnergy Solutions Corp.	4.800%	2/15/15	3,500	3,780
Florida Power & Light Co.	5.550%	11/1/17	2,675	3,275
Florida Power & Light Co.	5.950%	10/1/33	225	302
Florida Power & Light Co.	5.625%	4/1/34	2,160	2,785
Florida Power & Light Co.	4.950%	6/1/35	250	297
Florida Power & Light Co.	5.400%	9/1/35	425	534
Florida Power & Light Co.	6.200%	6/1/36	1,050	1,451
Florida Power & Light Co.	5.650%	2/1/37	725	944
Florida Power & Light Co.	5.850%	5/1/37	1,265	1,689
Florida Power & Light Co.	5.950%	2/1/38	3,100	4,210
Florida Power & Light Co.	5.960%	4/1/39	6,100	8,290
Florida Power & Light Co.	5.690%	3/1/40	425	567
Florida Power & Light Co.	5.250%	2/1/41	500	632
Florida Power & Light Co.	4.125%	2/1/42	6,250	6,712
Florida Power Corp.	5.100%	12/1/15	590	665
Florida Power Corp.	5.650%	6/15/18	1,175	1,430
Florida Power Corp.	6.350%	9/15/37	775	1,050
Florida Power Corp.	6.400%	6/15/38	3,250	4,457
Florida Power Corp.	5.650%	4/1/40	3,500	4,418
Georgia Power Co.	0.750%	8/10/15	1,075	1,078
Georgia Power Co.	3.000%	4/15/16	6,625	7,133
Georgia Power Co.	5.700%	6/1/17	2,525	3,051
Georgia Power Co.	5.650%	3/1/37	100	125
Georgia Power Co.	5.400%	6/1/40	375	462
Georgia Power Co.	4.300%	3/15/42	5,900	6,248
Iberdrola International BV	6.750%	7/15/36	4,285	4,543
Indiana Michigan Power Co.	7.000%	3/15/19	550	687
Indiana Michigan Power Co.	6.050%	3/15/37	2,850	3,551
4 Integrys Energy Group Inc.	6.110%	12/1/66	1,600	1,680
Interstate Power & Light Co.	6.250%	7/15/39	925	1,221
Jersey Central Power & Light Co.	5.625%	5/1/16	2,525	2,919
Jersey Central Power & Light Co.	5.650%	6/1/17	775	910
4 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	1,490	1,698
Kansas City Power & Light Co.	6.050%	11/15/35	525	646
Kansas City Power & Light Co.	5.300%	10/1/41	2,545	2,942
4 Kansas Gas & Electric Co.	5.647%	3/29/21	77	84
Kentucky Utilities Co.	1.625%	11/1/15	2,795	2,874
Kentucky Utilities Co.	3.250%	11/1/20	4,775	5,176
Kentucky Utilities Co.	5.125%	11/1/40	3,575	4,468
LG&E & KU Energy LLC	2.125%	11/15/15	1,350	1,375
LG&E & KU Energy LLC	3.750%	11/15/20	1,600	1,677
LG&E & KU Energy LLC	4.375%	10/1/21	3,625	3,966
Louisville Gas & Electric Co.	1.625%	11/15/15	4,875	5,009
Louisville Gas & Electric Co.	5.125%	11/15/40	1,325	1,635
Metropolitan Edison Co.	7.700%	1/15/19	1,348	1,707
MidAmerican Energy Co.	5.950%	7/15/17	2,810	3,415
MidAmerican Energy Co.	5.300%	3/15/18	100	120
MidAmerican Energy Co.	6.750%	12/30/31	4,150	5,706
MidAmerican Energy Co.	5.750%	11/1/35	1,575	2,016
MidAmerican Energy Holdings Co.	5.000%	2/15/14	425	450
MidAmerican Energy Holdings Co.	5.750%	4/1/18	4,255	5,149
MidAmerican Energy Holdings Co.	8.480%	9/15/28	100	148

MidAmerican Energy Holdings Co.	6.125%	4/1/36	9,725	12,437
MidAmerican Energy Holdings Co.	5.950%	5/15/37	8,367	10,542
MidAmerican Energy Holdings Co.	6.500%	9/15/37	8,230	11,017
Midamerican Funding LLC	6.927%	3/1/29	3,935	5,232
Mississippi Power Co.	4.250%	3/15/42	4,475	4,606
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	3,375	3,570
National Rural Utilities Cooperative Finance
Corp.	1.000%	2/2/15	6,550	6,610
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	2,950	3,152
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	175	208
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	1,525	1,832
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	3,500	5,176
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	6,010	6,370
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	2,225	3,391
Nevada Power Co.	6.500%	5/15/18	1,290	1,635
Nevada Power Co.	6.500%	8/1/18	10,543	13,463
Nevada Power Co.	7.125%	3/15/19	4,150	5,421
Nevada Power Co.	6.650%	4/1/36	590	815
Nevada Power Co.	6.750%	7/1/37	975	1,373
Nevada Power Co.	5.450%	5/15/41	500	619
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	2,375	2,416
NextEra Energy Capital Holdings Inc.	1.200%	6/1/15	3,250	3,271
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	350	363
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	2,000	2,407
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	3,613	4,268
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	885	995
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,075	2,194
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	1,503	1,608
4 NextEra Energy Capital Holdings Inc.	7.300%	9/1/67	325	356
Northern States Power Co.	1.950%	8/15/15	425	441
Northern States Power Co.	5.250%	3/1/18	625	758
Northern States Power Co.	5.250%	7/15/35	100	124
Northern States Power Co.	6.250%	6/1/36	525	734
Northern States Power Co.	6.200%	7/1/37	1,475	2,067
Northern States Power Co.	5.350%	11/1/39	1,325	1,695
Northern States Power Co.	4.850%	8/15/40	950	1,147
NSTAR Electric Co.	4.875%	4/15/14	625	665
NSTAR Electric Co.	5.625%	11/15/17	2,060	2,471
NSTAR Electric Co.	5.500%	3/15/40	1,250	1,618
NSTAR LLC	4.500%	11/15/19	8,482	9,662
Oglethorpe Power Corp.	5.950%	11/1/39	600	779
Oglethorpe Power Corp.	5.375%	11/1/40	3,345	3,990
Ohio Edison Co.	6.400%	7/15/16	1,275	1,511
Ohio Power Co.	6.000%	6/1/16	1,520	1,768
Ohio Power Co.	5.375%	10/1/21	3,000	3,687
Ohio Power Co.	5.850%	10/1/35	1,050	1,320
Oklahoma Gas & Electric Co.	5.850%	6/1/40	1,200	1,543
Oklahoma Gas & Electric Co.	5.250%	5/15/41	1,250	1,513
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	2,150	2,389
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	3,170	3,904

Oncor Electric Delivery Co. LLC	7.000%	9/1/22	2,900	3,632
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,000	1,220
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	190
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,800	2,336
Pacific Gas & Electric Co.	4.800%	3/1/14	6,370	6,740
Pacific Gas & Electric Co.	5.625%	11/30/17	7,376	8,981
Pacific Gas & Electric Co.	8.250%	10/15/18	4,105	5,647
Pacific Gas & Electric Co.	3.500%	10/1/20	3,590	3,960
Pacific Gas & Electric Co.	4.250%	5/15/21	4,400	5,073
Pacific Gas & Electric Co.	6.050%	3/1/34	11,165	14,630
Pacific Gas & Electric Co.	5.800%	3/1/37	5,705	7,224
Pacific Gas & Electric Co.	6.350%	2/15/38	4,000	5,459
Pacific Gas & Electric Co.	6.250%	3/1/39	2,673	3,617
Pacific Gas & Electric Co.	5.400%	1/15/40	1,200	1,475
Pacific Gas & Electric Co.	4.450%	4/15/42	275	298
PacifiCorp	7.700%	11/15/31	1,185	1,786
PacifiCorp	5.250%	6/15/35	125	151
PacifiCorp	5.750%	4/1/37	590	767
PacifiCorp	4.100%	2/1/42	1,600	1,696
Peco Energy Co.	5.350%	3/1/18	575	692
Peco Energy Co.	2.375%	9/15/22	875	886
Pennsylvania Electric Co.	6.050%	9/1/17	5,638	6,673
Pennsylvania Electric Co.	5.200%	4/1/20	5,045	5,802
Pennsylvania Electric Co.	6.150%	10/1/38	6,925	8,377
Pepco Holdings Inc.	2.700%	10/1/15	295	307
Potomac Electric Power Co.	6.500%	11/15/37	7,193	10,305
PPL Electric Utilities Corp.	3.000%	9/15/21	590	626
PPL Electric Utilities Corp.	6.250%	5/15/39	1,075	1,500
PPL Energy Supply LLC	5.400%	8/15/14	200	213
PPL Energy Supply LLC	6.200%	5/15/16	3,149	3,565
PPL Energy Supply LLC	6.500%	5/1/18	525	618
Progress Energy Inc.	6.050%	3/15/14	625	670
Progress Energy Inc.	5.625%	1/15/16	2,795	3,194
Progress Energy Inc.	4.400%	1/15/21	5,186	5,827
Progress Energy Inc.	3.150%	4/1/22	5,800	5,899
Progress Energy Inc.	7.750%	3/1/31	625	879
Progress Energy Inc.	6.000%	12/1/39	590	740
PSEG Power LLC	5.000%	4/1/14	2,425	2,573
PSEG Power LLC	5.500%	12/1/15	3,125	3,485
PSEG Power LLC	5.320%	9/15/16	885	1,010
PSEG Power LLC	5.125%	4/15/20	540	620
PSEG Power LLC	4.150%	9/15/21	1,100	1,189
PSEG Power LLC	8.625%	4/15/31	975	1,436
Public Service Co. of Colorado	5.500%	4/1/14	175	188
Public Service Co. of Colorado	5.800%	8/1/18	425	526
Public Service Co. of Colorado	5.125%	6/1/19	3,925	4,745
Public Service Co. of Colorado	3.200%	11/15/20	5,900	6,459
Public Service Co. of Colorado	6.250%	9/1/37	475	664
Public Service Co. of Colorado	4.750%	8/15/41	1,500	1,775
Public Service Co. of Colorado	3.600%	9/15/42	800	790
Public Service Co. of Oklahoma	5.150%	12/1/19	650	756
Public Service Co. of Oklahoma	4.400%	2/1/21	2,585	2,898
Public Service Co. of Oklahoma	6.625%	11/15/37	1,550	2,051
Public Service Electric & Gas Co.	3.500%	8/15/20	625	696
Public Service Electric & Gas Co.	5.800%	5/1/37	3,275	4,380
Public Service Electric & Gas Co.	5.500%	3/1/40	3,175	4,168
Public Service Electric & Gas Co.	3.950%	5/1/42	7,700	8,219

Public Service Electric & Gas Co.	3.650%	9/1/42	3,250	3,292
Puget Sound Energy Inc.	5.483%	6/1/35	1,350	1,708
Puget Sound Energy Inc.	6.274%	3/15/37	1,525	2,141
Puget Sound Energy Inc.	5.757%	10/1/39	1,400	1,849
Puget Sound Energy Inc.	5.795%	3/15/40	660	871
Puget Sound Energy Inc.	5.764%	7/15/40	600	784
Puget Sound Energy Inc.	4.434%	11/15/41	4,800	5,371
San Diego Gas & Electric Co.	5.300%	11/15/15	650	743
San Diego Gas & Electric Co.	3.000%	8/15/21	4,350	4,653
San Diego Gas & Electric Co.	5.350%	5/15/35	250	318
San Diego Gas & Electric Co.	5.350%	5/15/40	2,000	2,614
San Diego Gas & Electric Co.	4.500%	8/15/40	3,295	3,821
San Diego Gas & Electric Co.	3.950%	11/15/41	400	422
SCANA Corp.	6.250%	4/1/20	4,455	5,278
SCANA Corp.	4.750%	5/15/21	1,795	1,949
Sierra Pacific Power Co.	6.000%	5/15/16	4,050	4,732
Sierra Pacific Power Co.	6.750%	7/1/37	1,450	2,013
South Carolina Electric & Gas Co.	6.500%	11/1/18	2,275	2,865
South Carolina Electric & Gas Co.	6.625%	2/1/32	2,525	3,391
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,550	2,050
South Carolina Electric & Gas Co.	4.350%	2/1/42	950	1,023
Southern California Edison Co.	5.000%	1/15/14	2,725	2,886
Southern California Edison Co.	5.750%	3/15/14	700	753
Southern California Edison Co.	4.650%	4/1/15	425	466
Southern California Edison Co.	5.000%	1/15/16	1,025	1,166
Southern California Edison Co.	3.875%	6/1/21	2,000	2,272
Southern California Edison Co.	6.650%	4/1/29	150	200
Southern California Edison Co.	6.000%	1/15/34	1,000	1,328
Southern California Edison Co.	5.750%	4/1/35	325	423
Southern California Edison Co.	5.350%	7/15/35	4,185	5,198
Southern California Edison Co.	5.550%	1/15/36	500	641
Southern California Edison Co.	5.625%	2/1/36	1,875	2,415
Southern California Edison Co.	5.950%	2/1/38	2,800	3,763
Southern California Edison Co.	4.500%	9/1/40	10,307	11,796
Southern California Edison Co.	4.050%	3/15/42	1,575	1,680
Southern Co.	2.375%	9/15/15	2,850	2,985
Southern Co.	1.950%	9/1/16	590	610
Southern Power Co.	4.875%	7/15/15	2,125	2,341
Southern Power Co.	5.150%	9/15/41	6,640	7,668
Southwestern Electric Power Co.	5.550%	1/15/17	100	113
Southwestern Electric Power Co.	6.450%	1/15/19	4,763	5,856
Southwestern Electric Power Co.	3.550%	2/15/22	2,000	2,102
Tampa Electric Co.	6.100%	5/15/18	475	594
Tampa Electric Co.	2.600%	9/15/22	1,000	1,009
Tampa Electric Co.	6.550%	5/15/36	675	942
TECO Finance Inc.	4.000%	3/15/16	1,100	1,198
TECO Finance Inc.	6.572%	11/1/17	470	573
TECO Finance Inc.	5.150%	3/15/20	6,000	7,077
Toledo Edison Co.	6.150%	5/15/37	3,619	4,528
TransAlta Corp.	4.750%	1/15/15	400	423
TransAlta Corp.	6.650%	5/15/18	2,325	2,673
Tucson Electric Power Co.	5.150%	11/15/21	1,045	1,167
UIL Holdings Corp.	4.625%	10/1/20	1,000	1,054
Union Electric Co.	6.700%	2/1/19	2,432	3,108
Union Electric Co.	5.300%	8/1/37	2,919	3,576
Union Electric Co.	8.450%	3/15/39	2,300	3,929
Virginia Electric & Power Co.	5.400%	1/15/16	5,250	6,036

Virginia Electric & Power Co.	2.950%	1/15/22	2,025	2,146
Virginia Electric & Power Co.	3.450%	9/1/22	11,095	12,134
Virginia Electric & Power Co.	6.000%	1/15/36	1,575	2,119
Westar Energy Inc.	4.125%	3/1/42	4,375	4,691
Wisconsin Electric Power Co.	6.000%	4/1/14	825	892
Wisconsin Electric Power Co.	4.250%	12/15/19	2,650	3,080
Wisconsin Electric Power Co.	2.950%	9/15/21	3,915	4,125
4 Wisconsin Energy Corp.	6.250%	5/15/67	5,325	5,684
Wisconsin Power & Light Co.	5.000%	7/15/19	475	562
Wisconsin Power & Light Co.	6.375%	8/15/37	1,625	2,298
Xcel Energy Inc.	5.613%	4/1/17	275	323
Xcel Energy Inc.	4.700%	5/15/20	7,095	8,266
Xcel Energy Inc.	6.500%	7/1/36	4,215	5,773

Natural Gas (0.8%)
AGL Capital Corp.	5.250%	8/15/19	1,600	1,884
AGL Capital Corp.	3.500%	9/15/21	650	707
AGL Capital Corp.	5.875%	3/15/41	5,700	7,496
Atmos Energy Corp.	4.950%	10/15/14	2,125	2,299
Atmos Energy Corp.	8.500%	3/15/19	450	602
Atmos Energy Corp.	5.500%	6/15/41	7,300	9,190
Boardwalk Pipelines LP	5.500%	2/1/17	925	1,020
British Transco Finance Inc.	6.625%	6/1/18	3,175	3,856
Buckeye Partners LP	6.050%	1/15/18	100	112
CenterPoint Energy Resources Corp.	6.150%	5/1/16	970	1,119
CenterPoint Energy Resources Corp.	4.500%	1/15/21	2,501	2,836
CenterPoint Energy Resources Corp.	6.625%	11/1/37	2,300	3,112
CenterPoint Energy Resources Corp.	5.850%	1/15/41	625	789
DCP Midstream LLC	8.125%	8/16/30	4,950	6,546
DCP Midstream Operating LP	3.250%	10/1/15	1,200	1,231
DCP Midstream Operating LP	4.950%	4/1/22	1,000	1,055
El Paso Natural Gas Co. LLC	5.950%	4/15/17	11,365	13,090
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	3,836	4,507
Enbridge Energy Partners LP	6.500%	4/15/18	5,125	6,209
Enbridge Energy Partners LP	9.875%	3/1/19	5,180	7,049
Enbridge Energy Partners LP	5.200%	3/15/20	525	602
Enbridge Energy Partners LP	7.500%	4/15/38	4,500	6,033
Enbridge Inc.	4.900%	3/1/15	800	872
Enbridge Inc.	5.600%	4/1/17	2,160	2,506
Energy Transfer Partners LP	8.500%	4/15/14	4,713	5,207
Energy Transfer Partners LP	5.950%	2/1/15	5,370	5,893
Energy Transfer Partners LP	6.125%	2/15/17	4,970	5,709
Energy Transfer Partners LP	9.000%	4/15/19	1,679	2,170
Energy Transfer Partners LP	4.650%	6/1/21	705	760
Energy Transfer Partners LP	5.200%	2/1/22	2,135	2,378
Energy Transfer Partners LP	6.625%	10/15/36	750	850
Energy Transfer Partners LP	7.500%	7/1/38	7,257	8,774
Energy Transfer Partners LP	6.050%	6/1/41	5,000	5,472
Energy Transfer Partners LP	6.500%	2/1/42	10,115	11,712
7 Enron Corp.	7.625%	9/10/04	400	—
7 Enron Corp.	6.625%	11/15/05	300	—
7 Enron Corp.	7.125%	5/15/07	1,800	—
7 Enron Corp.	6.875%	10/15/07	1,800	—
7 Enron Corp.	6.750%	8/1/09	1,300	—
Enterprise Products Operating LLC	9.750%	1/31/14	7,325	8,173
Enterprise Products Operating LLC	5.600%	10/15/14	9,615	10,527
Enterprise Products Operating LLC	1.250%	8/13/15	3,175	3,202

Enterprise Products Operating LLC	6.300%	9/15/17	4,200	5,110
Enterprise Products Operating LLC	6.650%	4/15/18	1,900	2,338
Enterprise Products Operating LLC	6.500%	1/31/19	1,750	2,176
Enterprise Products Operating LLC	6.875%	3/1/33	5,398	6,896
Enterprise Products Operating LLC	7.550%	4/15/38	3,130	4,224
Enterprise Products Operating LLC	5.950%	2/1/41	2,105	2,508
Enterprise Products Operating LLC	4.850%	8/15/42	5,063	5,277
Enterprise Products Operating LLC	4.450%	2/15/43	5,125	5,075
6 Gulf South Pipeline Co. LP	4.000%	6/15/22	1,725	1,737
7 HNG Internorth	9.625%	3/15/06	1,000	—
KeySpan Corp.	8.000%	11/15/30	50	69
Kinder Morgan Energy Partners LP	5.000%	12/15/13	5,800	6,093
Kinder Morgan Energy Partners LP	5.125%	11/15/14	3,250	3,534
Kinder Morgan Energy Partners LP	3.500%	3/1/16	4,085	4,399
Kinder Morgan Energy Partners LP	5.950%	2/15/18	3,300	3,978
Kinder Morgan Energy Partners LP	9.000%	2/1/19	5,127	6,817
Kinder Morgan Energy Partners LP	6.850%	2/15/20	2,300	2,898
Kinder Morgan Energy Partners LP	5.300%	9/15/20	5,000	5,849
Kinder Morgan Energy Partners LP	3.950%	9/1/22	4,550	4,888
Kinder Morgan Energy Partners LP	3.450%	2/15/23	2,350	2,422
Kinder Morgan Energy Partners LP	7.400%	3/15/31	980	1,248
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,700	2,159
Kinder Morgan Energy Partners LP	6.500%	2/1/37	2,200	2,641
Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,340	2,995
Kinder Morgan Energy Partners LP	6.500%	9/1/39	5,275	6,476
Kinder Morgan Energy Partners LP	6.550%	9/15/40	5,000	6,214
Kinder Morgan Energy Partners LP	5.625%	9/1/41	500	568
Kinder Morgan Energy Partners LP	5.000%	8/15/42	2,350	2,447
Magellan Midstream Partners LP	5.650%	10/15/16	3,910	4,538
Magellan Midstream Partners LP	6.550%	7/15/19	6,750	8,307
Magellan Midstream Partners LP	4.250%	2/1/21	3,950	4,332
National Grid plc	6.300%	8/1/16	2,450	2,841
Nisource Finance Corp.	5.400%	7/15/14	425	456
Nisource Finance Corp.	5.250%	9/15/17	2,200	2,547
Nisource Finance Corp.	6.400%	3/15/18	885	1,080
Nisource Finance Corp.	6.800%	1/15/19	4,250	5,146
Nisource Finance Corp.	5.450%	9/15/20	1,400	1,648
Nisource Finance Corp.	6.125%	3/1/22	11,745	14,385
Nisource Finance Corp.	6.250%	12/15/40	2,350	2,955
Nisource Finance Corp.	5.800%	2/1/42	75	90
ONEOK Inc.	5.200%	6/15/15	1,000	1,089
ONEOK Inc.	4.250%	2/1/22	1,250	1,355
ONEOK Inc.	6.000%	6/15/35	5,165	5,654
ONEOK Partners LP	3.250%	2/1/16	4,050	4,270
ONEOK Partners LP	6.150%	10/1/16	4,340	5,071
ONEOK Partners LP	8.625%	3/1/19	2,500	3,283
ONEOK Partners LP	3.375%	10/1/22	675	680
ONEOK Partners LP	6.650%	10/1/36	4,775	5,697
ONEOK Partners LP	6.850%	10/15/37	2,575	3,166
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	7,928	9,378
Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	325	399
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	2,000	2,378
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	125	168
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	5,300	6,211

Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	1,500	1,591
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	1,320	1,692
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	1,825	2,067
Questar Corp.	2.750%	2/1/16	2,075	2,179
Sempra Energy	6.500%	6/1/16	3,885	4,630
Sempra Energy	2.300%	4/1/17	175	183
Sempra Energy	9.800%	2/15/19	1,500	2,117
Sempra Energy	2.875%	10/1/22	2,125	2,153
Sempra Energy	6.000%	10/15/39	10,810	14,107
Southern California Gas Co.	5.750%	11/15/35	400	529
Southern California Gas Co.	3.750%	9/15/42	3,325	3,392
6 Southern Natural Gas Co. LLC	5.900%	4/1/17	1,950	2,289
Southern Natural Gas Co. LLC	8.000%	3/1/32	2,299	3,292
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	7,465	8,062
Southern Union Co.	8.250%	11/15/29	400	495
Spectra Energy Capital LLC	5.500%	3/1/14	1,250	1,325
Spectra Energy Capital LLC	5.668%	8/15/14	100	108
Spectra Energy Capital LLC	8.000%	10/1/19	835	1,095
Spectra Energy Capital LLC	6.750%	2/15/32	725	877
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	3,236	3,744
Tennessee Gas Pipeline Co. LLC	7.500%	4/1/17	720	890
Texas Eastern Transmission LP	7.000%	7/15/32	100	133
Texas Gas Transmission LLC	4.600%	6/1/15	1,275	1,384
TransCanada PipeLines Ltd.	3.400%	6/1/15	4,000	4,283
TransCanada PipeLines Ltd.	6.500%	8/15/18	10,540	13,216
TransCanada PipeLines Ltd.	3.800%	10/1/20	6,140	6,932
TransCanada PipeLines Ltd.	2.500%	8/1/22	6,075	6,121
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,400	1,769
TransCanada PipeLines Ltd.	5.850%	3/15/36	2,675	3,523
TransCanada PipeLines Ltd.	6.200%	10/15/37	7,925	10,874
TransCanada PipeLines Ltd.	7.250%	8/15/38	300	447
TransCanada PipeLines Ltd.	7.625%	1/15/39	690	1,066
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	4,100	4,387
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	295	356
6 Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	3,125	3,225
Western Gas Partners LP	5.375%	6/1/21	2,950	3,340
Williams Cos. Inc.	7.500%	1/15/31	1,329	1,667
Williams Cos. Inc.	7.750%	6/15/31	842	1,078
Williams Cos. Inc.	8.750%	3/15/32	3,560	4,943
Williams Partners LP	3.800%	2/15/15	1,200	1,276
Williams Partners LP	5.250%	3/15/20	7,901	9,175
Williams Partners LP	4.000%	11/15/21	3,000	3,239
Williams Partners LP	3.350%	8/15/22	850	865
Williams Partners LP	6.300%	4/15/40	8,295	10,455
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	13,250	16,240

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	2,425	2,885
American Water Capital Corp.	6.593%	10/15/37	1,875	2,424
United Utilities plc	5.375%	2/1/19	5,400	5,959

Veolia Environnement SA	6.000%	6/1/18	6,000	6,997

				1,556,464
Total Corporate Bonds (Cost $11,884,869)				13,186,258
Sovereign Bonds (U.S. Dollar-Denominated) (4.6%)
African Development Bank	3.000%	5/27/14	9,560	9,963
African Development Bank	1.250%	9/2/16	3,100	3,171
African Development Bank	1.125%	3/15/17	4,200	4,268
Asian Development Bank	2.750%	5/21/14	8,875	9,209
Asian Development Bank	0.875%	6/10/14	500	505
Asian Development Bank	4.250%	10/20/14	3,550	3,814
Asian Development Bank	2.625%	2/9/15	20,005	21,028
Asian Development Bank	2.500%	3/15/16	11,150	11,870
Asian Development Bank	5.500%	6/27/16	5,450	6,442
Asian Development Bank	1.125%	3/15/17	21,275	21,693
Asian Development Bank	5.250%	6/12/17	100	121
Asian Development Bank	5.593%	7/16/18	1,700	2,089
Asian Development Bank	1.875%	10/23/18	5,120	5,395
Asian Development Bank	1.750%	3/21/19	12,350	12,824
6 Banco del Estado de Chile	3.875%	2/8/22	200	212
Banco do Brasil SA	3.875%	1/23/17	1,650	1,717
Canada	2.375%	9/10/14	4,385	4,579
Canada	0.875%	2/14/17	19,250	19,523
China Development Bank Corp.	4.750%	10/8/14	2,625	2,800
China Development Bank Corp.	5.000%	10/15/15	525	580
6 Corp Nacional del Cobre de Chile	3.000%	7/17/22	6,000	6,022
Corp. Andina de Fomento	5.125%	5/5/15	3,775	4,098
Corp. Andina de Fomento	3.750%	1/15/16	9,060	9,497
Corp. Andina de Fomento	8.125%	6/4/19	1,775	2,295
Corp. Andina de Fomento	4.375%	6/15/22	17,046	18,484
Council Of Europe Development Bank	2.750%	2/10/15	2,200	2,306
Council Of Europe Development Bank	2.625%	2/16/16	4,240	4,483
Council Of Europe Development Bank	1.500%	2/22/17	6,000	6,140
Council Of Europe Development Bank	1.500%	6/19/17	1,350	1,384
8 Development Bank of Japan Inc.	4.250%	6/9/15	5,815	6,373
Ecopetrol SA	7.625%	7/23/19	1,725	2,215
European Bank for Reconstruction &
Development	2.750%	4/20/15	7,700	8,091
European Bank for Reconstruction &
Development	1.625%	9/3/15	1,800	1,860
European Bank for Reconstruction &
Development	2.500%	3/15/16	11,975	12,685
European Bank for Reconstruction &
Development	1.375%	10/20/16	4,735	4,859
European Bank for Reconstruction &
Development	0.750%	9/1/17	8,075	8,073
European Investment Bank	1.250%	2/14/14	24,090	24,369
European Investment Bank	2.375%	3/14/14	9,400	9,656
European Investment Bank	1.500%	5/15/14	13,575	13,806
European Investment Bank	4.625%	5/15/14	11,075	11,813
European Investment Bank	3.125%	6/4/14	16,395	17,100
European Investment Bank	1.125%	8/15/14	12,900	13,066
European Investment Bank	0.875%	12/15/14	17,220	17,376
European Investment Bank	2.875%	1/15/15	7,875	8,289
European Investment Bank	2.750%	3/23/15	10,325	10,881
European Investment Bank	1.125%	4/15/15	26,000	26,387

European Investment Bank	1.000%	7/15/15	24,000	24,275
European Investment Bank	1.625%	9/1/15	19,545	20,137
European Investment Bank	1.375%	10/20/15	4,545	4,656
European Investment Bank	4.875%	2/16/16	9,500	10,796
European Investment Bank	2.250%	3/15/16	18,400	19,303
European Investment Bank	2.500%	5/16/16	15,700	16,647
European Investment Bank	2.125%	7/15/16	6,000	6,294
European Investment Bank	5.125%	9/13/16	14,700	17,160
European Investment Bank	1.250%	10/14/16	6,650	6,770
European Investment Bank	4.875%	1/17/17	5,500	6,409
European Investment Bank	1.750%	3/15/17	35,100	36,445
European Investment Bank	5.125%	5/30/17	9,150	10,893
European Investment Bank	1.625%	6/15/17	1,000	1,032
European Investment Bank	1.125%	9/15/17	9,400	9,476
European Investment Bank	1.000%	12/15/17	1,850	1,850
European Investment Bank	2.875%	9/15/20	14,650	15,729
European Investment Bank	4.000%	2/16/21	11,575	13,367
European Investment Bank	4.875%	2/15/36	100	119
Export Development Canada	3.125%	4/24/14	15,175	15,872
Export Development Canada	2.250%	5/28/15	1,550	1,630
Export Development Canada	1.250%	10/26/16	705	728
Export-Import Bank of Korea	8.125%	1/21/14	11,800	12,845
Export-Import Bank of Korea	5.875%	1/14/15	1,750	1,923
Export-Import Bank of Korea	5.125%	3/16/15	3,275	3,559
Export-Import Bank of Korea	4.125%	9/9/15	5,925	6,369
Export-Import Bank of Korea	3.750%	10/20/16	5,575	6,007
Export-Import Bank of Korea	4.000%	1/11/17	4,250	4,623
Export-Import Bank of Korea	5.125%	6/29/20	3,600	4,197
Export-Import Bank of Korea	4.000%	1/29/21	2,500	2,734
Export-Import Bank of Korea	5.000%	4/11/22	3,300	3,893
Federative Republic of Brazil	10.500%	7/14/14	1,275	1,494
Federative Republic of Brazil	7.875%	3/7/15	4,875	5,684
Federative Republic of Brazil	6.000%	1/17/17	21,330	25,468
4 Federative Republic of Brazil	8.000%	1/15/18	6,096	7,242
Federative Republic of Brazil	5.875%	1/15/19	31,050	38,657
Federative Republic of Brazil	8.875%	10/14/19	3,600	5,211
Federative Republic of Brazil	4.875%	1/22/21	19,470	23,265
Federative Republic of Brazil	8.875%	4/15/24	1,525	2,455
Federative Republic of Brazil	8.750%	2/4/25	4,200	6,762
Federative Republic of Brazil	10.125%	5/15/27	4,200	7,591
Federative Republic of Brazil	8.250%	1/20/34	750	1,234
Federative Republic of Brazil	7.125%	1/20/37	11,425	17,114
Federative Republic of Brazil	11.000%	8/17/40	4,350	5,555
Federative Republic of Brazil	5.625%	1/7/41	27,250	34,921
Hydro-Quebec	7.500%	4/1/16	3,650	4,478
Hydro-Quebec	2.000%	6/30/16	18,000	18,642
Hydro-Quebec	1.375%	6/19/17	4,300	4,363
Hydro-Quebec	8.400%	1/15/22	3,040	4,413
Hydro-Quebec	8.050%	7/7/24	1,350	2,021
Hydro-Quebec	8.500%	12/1/29	100	165
Inter-American Development Bank	3.000%	4/22/14	20,725	21,564
Inter-American Development Bank	2.250%	7/15/15	9,625	10,080
Inter-American Development Bank	0.500%	8/17/15	4,900	4,922
Inter-American Development Bank	4.250%	9/14/15	3,450	3,838
Inter-American Development Bank	5.125%	9/13/16	100	118
Inter-American Development Bank	1.375%	10/18/16	9,810	10,099
Inter-American Development Bank	1.125%	3/15/17	10,650	10,871

Inter-American Development Bank	2.375%	8/15/17	5,100	5,494
Inter-American Development Bank	1.750%	8/24/18	6,795	7,133
Inter-American Development Bank	1.125%	9/12/19	9,800	9,761
Inter-American Development Bank	3.875%	9/17/19	16,750	19,731
Inter-American Development Bank	3.875%	2/14/20	2,300	2,702
Inter-American Development Bank	7.000%	6/15/25	1,125	1,613
Inter-American Development Bank	3.200%	8/7/42	2,000	1,937
International Bank for Reconstruction &
Development	3.500%	10/8/13	7,410	7,643
International Bank for Reconstruction &
Development	0.500%	11/26/13	2,525	2,531
International Bank for Reconstruction &
Development	1.125%	8/25/14	10,275	10,419
International Bank for Reconstruction &
Development	2.375%	5/26/15	31,070	32,722
International Bank for Reconstruction &
Development	2.125%	3/15/16	20,450	21,552
International Bank for Reconstruction &
Development	5.000%	4/1/16	9,975	11,545
International Bank for Reconstruction &
Development	1.000%	9/15/16	5,995	6,085
International Bank for Reconstruction &
Development	0.875%	4/17/17	32,975	33,315
International Bank for Reconstruction &
Development	7.625%	1/19/23	950	1,419
International Bank for Reconstruction &
Development	8.875%	3/1/26	450	769
International Finance Corp.	3.000%	4/22/14	11,675	12,146
International Finance Corp.	2.750%	4/20/15	3,250	3,448
International Finance Corp.	2.250%	4/11/16	5,000	5,314
International Finance Corp.	1.125%	11/23/16	14,950	15,271
International Finance Corp.	1.000%	4/24/17	5,650	5,719
International Finance Corp.	2.125%	11/17/17	10,175	10,877
8 Japan Bank for International Cooperation	2.875%	2/2/15	6,300	6,638
8 Japan Bank for International Cooperation	1.875%	9/24/15	6,065	6,284
8 Japan Bank for International Cooperation	2.500%	1/21/16	5,600	5,926
8 Japan Bank for International Cooperation	2.500%	5/18/16	6,200	6,594
8 Japan Bank for International Cooperation	2.250%	7/13/16	5,000	5,276
8 Japan Bank for International Cooperation	1.125%	7/19/17	6,675	6,725
8 Japan Bank for International Cooperation	2.125%	2/7/19	5,000	5,207
8 Japan Finance Organization for Municipalities	4.625%	4/21/15	2,675	2,943
8 Japan Finance Organization for Municipalities	5.000%	5/16/17	1,600	1,884
8 Japan Finance Organization for Municipalities	4.000%	1/13/21	5,625	6,534
9 KFW	4.000%	10/15/13	7,500	7,775
9 KFW	1.375%	1/13/14	30,475	30,783
9 KFW	3.500%	3/10/14	300	313
9 KFW	1.500%	4/4/14	275	279
9 KFW	4.125%	10/15/14	575	618
9 KFW	2.750%	10/21/14	20,090	20,978
9 KFW	1.000%	1/12/15	29,825	30,193
9 KFW	2.625%	3/3/15	11,875	12,451
9 KFW	0.625%	4/24/15	17,700	17,699
9 KFW	1.250%	10/26/15	15,400	15,749
9 KFW	2.625%	2/16/16	3,450	3,682
9 KFW	5.125%	3/14/16	14,000	16,103
9 KFW	2.000%	6/1/16	19,000	19,887
9 KFW	1.250%	10/5/16	15,230	15,557

9	KFW	4.875%	1/17/17	3,000	3,521
9	KFW	1.250%	2/15/17	29,000	29,615
9	KFW	0.875%	9/5/17	14,200	14,206
9	KFW	4.375%	3/15/18	18,850	21,916
9	KFW	4.500%	7/16/18	6,425	7,606
9	KFW	4.875%	6/17/19	19,300	23,604
9	KFW	4.000%	1/27/20	5,500	6,415
9	KFW	2.750%	9/8/20	30,850	33,166
9	KFW	2.375%	8/25/21	9,590	9,934
9	KFW	2.000%	10/4/22	19,875	19,641
9	KFW	0.000%	4/18/36	7,000	3,255
9	KFW	0.000%	6/29/37	5,450	2,462
	Korea Development Bank	8.000%	1/23/14	3,150	3,423
	Korea Development Bank	4.375%	8/10/15	11,800	12,744
	Korea Development Bank	3.250%	3/9/16	1,180	1,239
	Korea Development Bank	4.000%	9/9/16	2,500	2,713
	Korea Development Bank	3.875%	5/4/17	2,500	2,713
	Korea Development Bank	3.500%	8/22/17	2,525	2,712
	Korea Finance Corp.	3.250%	9/20/16	4,000	4,204
	Korea Finance Corp.	2.250%	8/7/17	1,475	1,492
	Korea Finance Corp.	4.625%	11/16/21	4,000	4,538
9	Landwirtschaftliche Rentenbank	3.125%	7/15/15	6,605	7,051
9	Landwirtschaftliche Rentenbank	4.875%	11/16/15	10,650	12,036
9	Landwirtschaftliche Rentenbank	2.500%	2/15/16	7,220	7,671
9	Landwirtschaftliche Rentenbank	2.125%	7/15/16	175	185
9	Landwirtschaftliche Rentenbank	5.125%	2/1/17	2,700	3,189
9	Landwirtschaftliche Rentenbank	0.875%	9/12/17	2,325	2,320
9	Landwirtschaftliche Rentenbank	2.375%	9/13/17	4,000	4,294
9	Landwirtschaftliche Rentenbank	1.875%	9/17/18	5,600	5,839
	Nordic Investment Bank	2.625%	10/6/14	4,000	4,167
	Nordic Investment Bank	2.500%	7/15/15	3,865	4,089
	Nordic Investment Bank	2.250%	3/15/16	4,250	4,503
	Nordic Investment Bank	5.000%	2/1/17	1,150	1,354
	Nordic Investment Bank	1.000%	3/7/17	2,250	2,274
	North American Development Bank	4.375%	2/11/20	975	1,107
[10] Oesterreichische Kontrollbank AG		1.375%	1/21/14	14,250	14,424
[10] Oesterreichische Kontrollbank AG		4.500%	3/9/15	2,600	2,841
[10] Oesterreichische Kontrollbank AG		2.000%	6/3/16	2,500	2,588
[10] Oesterreichische Kontrollbank AG		5.000%	4/25/17	4,025	4,685
	Pemex Project Funding Master Trust	7.375%	12/15/14	2,500	2,831
	Pemex Project Funding Master Trust	5.750%	3/1/18	11,125	13,010
	Pemex Project Funding Master Trust	6.625%	6/15/35	9,100	11,310
	Pemex Project Funding Master Trust	6.625%	6/15/38	2,025	2,534
	People's Republic of China	4.750%	10/29/13	1,800	1,877
	Petrobras International Finance Co. - Pifco	2.875%	2/6/15	5,150	5,288
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	3,350	3,545
	Petrobras International Finance Co. - Pifco	6.125%	10/6/16	13,325	15,099
	Petrobras International Finance Co. - Pifco	3.500%	2/6/17	12,250	12,801
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	12,275	13,930
	Petrobras International Finance Co. - Pifco	8.375%	12/10/18	2,300	2,911
	Petrobras International Finance Co. - Pifco	7.875%	3/15/19	9,575	12,022
	Petrobras International Finance Co. - Pifco	5.750%	1/20/20	9,260	10,512
	Petrobras International Finance Co. - Pifco	5.375%	1/27/21	8,325	9,387
	Petrobras International Finance Co. - Pifco	6.875%	1/20/40	8,025	10,060
	Petrobras International Finance Co. - Pifco	6.750%	1/27/41	14,700	18,225
	Petroleos Mexicanos	4.875%	3/15/15	9,875	10,611
	Petroleos Mexicanos	8.000%	5/3/19	1,675	2,194

Petroleos Mexicanos	6.000%	3/5/20	5,000	5,982
Petroleos Mexicanos	5.500%	1/21/21	7,645	8,946
Petroleos Mexicanos	4.875%	1/24/22	19,850	22,356
Petroleos Mexicanos	6.500%	6/2/41	10,725	13,206
Petroleos Mexicanos	5.500%	6/27/44	7,400	8,052
Province of British Columbia	2.850%	6/15/15	6,100	6,495
Province of British Columbia	2.100%	5/18/16	13,280	14,035
Province of British Columbia	1.200%	4/25/17	4,900	5,004
Province of British Columbia	2.650%	9/22/21	8,200	8,758
Province of Manitoba	1.375%	4/28/14	7,000	7,113
Province of Manitoba	2.625%	7/15/15	1,475	1,558
Province of Manitoba	4.900%	12/6/16	6,065	7,118
Province of Manitoba	1.300%	4/3/17	4,050	4,138
Province of New Brunswick	2.750%	6/15/18	7,575	8,349
Province of Nova Scotia	2.375%	7/21/15	6,390	6,715
Province of Nova Scotia	5.125%	1/26/17	1,000	1,175
Province of Nova Scotia	9.125%	5/1/21	1,280	1,926
Province of Ontario	1.375%	1/27/14	14,675	14,879
Province of Ontario	4.100%	6/16/14	13,250	14,071
Province of Ontario	2.950%	2/5/15	1,475	1,557
Province of Ontario	0.950%	5/26/15	15,000	15,160
Province of Ontario	2.700%	6/16/15	10,800	11,406
Province of Ontario	1.875%	9/15/15	2,500	2,587
Province of Ontario	4.750%	1/19/16	4,325	4,876
Province of Ontario	5.450%	4/27/16	5,675	6,615
Province of Ontario	2.300%	5/10/16	26,290	27,664
Province of Ontario	1.600%	9/21/16	9,200	9,477
Province of Ontario	3.150%	12/15/17	5,525	6,050
Province of Ontario	3.000%	7/16/18	2,550	2,798
Province of Ontario	4.000%	10/7/19	3,750	4,345
Province of Ontario	4.400%	4/14/20	9,200	10,903
Province of Ontario	2.450%	6/29/22	2,025	2,047
Province of Ontario	1.650%	9/27/19	11,000	11,049
Quebec	4.875%	5/5/14	275	295
Quebec	4.600%	5/26/15	2,250	2,494
Quebec	5.125%	11/14/16	7,275	8,560
Quebec	4.625%	5/14/18	7,000	8,254
Quebec	3.500%	7/29/20	7,770	8,667
Quebec	2.750%	8/25/21	8,475	8,938
Quebec	7.125%	2/9/24	325	458
Quebec	7.500%	9/15/29	6,875	10,641
Region of Lombardy Italy	5.804%	10/25/32	1,050	799
Federative Republic of Brazil	2.625%	1/5/23	6,425	6,431
Republic of Chile	3.875%	8/5/20	6,850	7,724
Republic of Chile	3.250%	9/14/21	200	216
Republic of Columbia	8.250%	12/22/14	2,000	2,309
Republic of Columbia	7.375%	1/27/17	4,900	6,076
Republic of Columbia	7.375%	3/18/19	12,550	16,566
Republic of Columbia	11.750%	2/25/20	1,050	1,704
Republic of Columbia	4.375%	7/12/21	9,795	11,279
Republic of Columbia	8.125%	5/21/24	2,800	4,172
Republic of Columbia	7.375%	9/18/37	4,500	6,901
Republic of Columbia	6.125%	1/18/41	16,250	21,910
Republic of Finland	6.950%	2/15/26	1,000	1,446
Republic of Italy	4.500%	1/21/15	4,000	4,138
Republic of Italy	3.125%	1/26/15	13,815	13,890
Republic of Italy	4.750%	1/25/16	14,850	15,291

Republic of Italy	5.250%	9/20/16	10,855	11,353
Republic of Italy	5.375%	6/12/17	9,400	9,839
Republic of Italy	6.875%	9/27/23	5,725	6,307
Republic of Italy	5.375%	6/15/33	5,650	5,327
Republic of Korea	5.750%	4/16/14	3,375	3,622
Republic of Korea	4.875%	9/22/14	6,785	7,306
Republic of Korea	7.125%	4/16/19	3,175	4,126
Republic of Korea	5.625%	11/3/25	575	753
Republic of Panama	5.200%	1/30/20	10,455	12,530
Republic of Panama	7.125%	1/29/26	6,500	9,214
4 Republic of Panama	6.700%	1/26/36	9,648	13,493
Republic of Peru	7.125%	3/30/19	12,350	16,364
Republic of Peru	7.350%	7/21/25	1,525	2,224
Republic of Peru	8.750%	11/21/33	11,427	19,650
4 Republic of Peru	6.550%	3/14/37	5,200	7,631
Republic of Peru	5.625%	11/18/50	5,400	6,923
Republic of Poland	5.250%	1/15/14	800	842
Republic of Poland	3.875%	7/16/15	13,550	14,431
Republic of Poland	5.000%	10/19/15	750	831
Republic of Poland	6.375%	7/15/19	18,960	23,416
Republic of Poland	5.125%	4/21/21	7,850	9,145
Republic of Poland	5.000%	3/23/22	6,185	7,164
Republic of Poland	3.000%	3/17/23	13,500	13,240
Republic of South Africa	6.875%	5/27/19	7,375	9,312
Republic of South Africa	5.500%	3/9/20	5,890	6,994
Republic of South Africa	4.665%	1/17/24	5,300	5,962
Republic of South Africa	6.250%	3/8/41	7,100	9,356
4 Oriental Republic of Uruguay	8.000%	11/18/22	9,000	13,072
4 Oriental Republic of Uruguay	6.875%	9/28/25	1,350	1,852
4 Oriental Republic of Uruguay	7.625%	3/21/36	1,425	2,212
State of Israel	5.125%	3/1/14	200	210
State of Israel	5.500%	11/9/16	3,480	3,998
State of Israel	5.125%	3/26/19	5,350	6,148
State of Israel	4.000%	6/30/22	8,300	8,761
Statoil ASA	3.875%	4/15/14	1,250	1,314
Statoil ASA	2.900%	10/15/14	950	996
Statoil ASA	1.800%	11/23/16	300	311
Statoil ASA	3.125%	8/17/17	5,590	6,152
Statoil ASA	6.700%	1/15/18	1,000	1,246
Statoil ASA	5.250%	4/15/19	7,215	8,751
Statoil ASA	3.150%	1/23/22	3,175	3,399
Statoil ASA	7.250%	9/23/27	1,975	2,866
6 Statoil ASA	6.500%	12/1/28	225	306
Statoil ASA	7.150%	1/15/29	1,165	1,661
Statoil ASA	5.100%	8/17/40	4,000	4,962
Statoil ASA	4.250%	11/23/41	1,300	1,439
Svensk Exportkredit AB	3.250%	9/16/14	5,050	5,296
Svensk Exportkredit AB	1.750%	10/20/15	2,600	2,674
Svensk Exportkredit AB	2.125%	7/13/16	7,360	7,637
Svensk Exportkredit AB	5.125%	3/1/17	550	642
Svensk Exportkredit AB	1.750%	5/30/17	4,050	4,131
United Mexican States	5.875%	2/17/14	25,025	26,627
United Mexican States	6.625%	3/3/15	2,975	3,365
United Mexican States	11.375%	9/15/16	1,325	1,835
United Mexican States	5.625%	1/15/17	31,620	37,046
United Mexican States	5.950%	3/19/19	9,725	12,088
United Mexican States	3.625%	3/15/22	7,050	7,690

United Mexican States	8.300%	8/15/31	3,125	5,023
United Mexican States	6.750%	9/27/34	6,400	9,081
United Mexican States	6.050%	1/11/40	18,760	24,951
United Mexican States	4.750%	3/8/44	14,483	16,093
United Mexican States	5.750%	10/12/10	24,760	29,455
Total Sovereign Bonds (Cost $2,637,850)				2,832,697
Taxable Municipal Bonds (1.0%)
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	100	129
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	575	819
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	400	476
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	3,000	3,689
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	1,090	1,282
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	750	1,025
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	3,050	4,499
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	875	1,135
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,500	2,102
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	4,283	6,077
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,025	1,492
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	4,065	5,801
California Educational Facilities Authority
Revenue (Stanford University)	3.625%	5/1/14	2,250	2,363
California Educational Facilities Authority
Revenue (Stanford University)	4.250%	5/1/16	750	841
California GO	5.250%	4/1/14	1,675	1,784
California GO	3.950%	11/1/15	2,550	2,766
California GO	5.750%	3/1/17	4,000	4,630
California GO	6.200%	3/1/19	1,100	1,310
California GO	6.200%	10/1/19	4,935	5,937
California GO	5.700%	11/1/21	4,655	5,333
California GO	7.500%	4/1/34	14,380	19,177
California GO	7.550%	4/1/39	12,345	16,850
California GO	7.300%	10/1/39	1,200	1,598
California GO	7.350%	11/1/39	9,525	12,862
California GO	7.625%	3/1/40	2,950	4,071
California GO	7.600%	11/1/40	2,900	4,026
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	550	699
Chicago IL Board of Education GO	6.319%	11/1/29	1,025	1,195
Chicago IL Board of Education GO	6.138%	12/1/39	400	435
Chicago IL GO	7.781%	1/1/35	825	1,074
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	3,060	4,023
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	400	461

Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	600	782
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	1,650	1,862
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	3,065	3,719
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	600	768
Chicago IL Water Revenue	6.742%	11/1/40	900	1,207
Clark County NV Airport Revenue	6.881%	7/1/42	550	640
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	2,350	2,921
Connecticut GO	5.090%	10/1/30	800	931
Connecticut GO	5.850%	3/15/32	6,665	8,422
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	100	120
Cook County IL GO	6.229%	11/15/34	750	860
Curators of the University of Missouri System
Facilities Revenue	5.960%	11/1/39	1,000	1,323
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	2,700	3,511
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,108
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	1,650	2,015
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,100	1,511
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	2,675	3,306
Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,886
Dartmouth College New Hampshire GO	4.750%	6/1/19	275	327
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	525	665
Denver CO Public Schools Revenue (City &
County of Denver School District No. 1)
COP	7.017%	12/15/37	1,050	1,468
District of Columbia Income Tax Revenue	5.591%	12/1/34	450	564
District of Columbia Income Tax Revenue	5.582%	12/1/35	650	818
East Baton Rouge LA Sewer Commission
Revenue	6.087%	2/1/45	975	1,111
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	4,400	5,926
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	2,000	2,041
George Washington University District of
Columbia GO	3.485%	9/15/22	4,400	4,694
Georgia GO	4.503%	11/1/25	2,300	2,671
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	6,445	7,567
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	2,250	2,610
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	1,325	1,448
Harvard University Massachusetts GO	4.875%	10/15/40	2,925	3,646
Howard Hughes Medical Institute Maryland
Revenue	3.450%	9/1/14	1,450	1,536
Illinois GO	4.071%	1/1/14	5,980	6,199
Illinois GO	4.511%	3/1/15	3,350	3,537
Illinois GO	5.365%	3/1/17	3,000	3,345
Illinois GO	5.665%	3/1/18	5,000	5,644
Illinois GO	4.950%	6/1/23	5,125	5,337

Illinois GO	5.100%	6/1/33	29,230	28,357
Illinois GO	6.630%	2/1/35	1,050	1,185
Illinois GO	6.725%	4/1/35	3,250	3,705
Illinois GO	7.350%	7/1/35	4,200	5,063
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	460	590
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	625	788
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	3,700	4,919
Johns Hopkins University Maryland GO	5.250%	7/1/19	2,275	2,756
[11] Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	1,525	1,790
Kentucky Asset/Liability Commission General
Fund Revenue	3.165%	4/1/18	300	315
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	650	885
Los Angeles CA Community College District
GO	6.600%	8/1/42	2,150	2,901
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	850	1,075
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	2,400	3,087
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	600	697
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	5,215	7,578
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	500	737
Los Angeles CA Unified School District GO	5.755%	7/1/29	1,500	1,763
Los Angeles CA Unified School District GO	5.750%	7/1/34	7,190	8,469
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	2,200	2,782
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	1,700	2,223
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	850	1,149
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	800	1,078
Massachusetts GO	4.200%	12/1/21	3,000	3,450
Massachusetts GO	5.456%	12/1/39	3,640	4,577
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	2,100	2,744
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	475	631
Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	2,415	2,934
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	1,500	1,793
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	1,000	1,270
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	525	631
Metropolitan Water District of Southern
California Water Revenue	6.947%	7/1/40	650	807
Mississippi GO	5.245%	11/1/34	700	849
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	600	742

[12] New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	4,065	5,192
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.754%	12/15/28	2,355	2,804
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	5,290	7,169
[13] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	905	949
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	6,400	9,526
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,790	6,881
New York City NY GO	6.646%	12/1/31	100	123
New York City NY GO	6.246%	6/1/35	950	1,112
New York City NY GO	5.968%	3/1/36	1,840	2,412
New York City NY GO	5.985%	12/1/36	600	765
New York City NY GO	5.517%	10/1/37	3,225	4,035
New York City NY GO	6.271%	12/1/37	3,450	4,595
New York City NY GO	5.846%	6/1/40	750	987
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	500	675
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	4,000	4,562
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	1,150	1,596
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	350	489
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	2,400	3,073
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	3,890	5,339
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	2,500	3,343
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	750	949
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	3,300	4,182
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	1,000	1,247
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	3,950	5,936
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	400	516
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.548%	11/15/31	300	378
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	975	1,174
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	2,340	3,087
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.668%	11/15/39	2,000	2,629
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	3,745	4,536
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	1,250	1,489
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	900	1,124
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	750	937

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	2,375	2,945
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	650	821
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	3,525	4,852
Ohio State University General Receipts
Revenue	4.910%	6/1/40	1,575	1,889
Ohio State University General Receipts
Revenue	4.800%	6/1/11	1,135	1,303
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,000	1,164
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	650	920
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	1,050	1,379
Oregon GO	5.762%	6/1/23	650	816
Oregon GO	5.892%	6/1/27	975	1,212
[13] Oregon School Boards Association GO	4.759%	6/30/28	700	800
[11] Oregon School Boards Association GO	5.528%	6/30/28	375	452
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	1,700	1,797
Pennsylvania GO	4.650%	2/15/26	850	999
Pennsylvania GO	5.350%	5/1/30	3,000	3,327
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	1,000	1,155
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	550	659
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	550	665
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	850	1,094
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	4,700	5,924
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	4,465	5,099
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	9,550	9,611
Princeton University New Jersey GO	5.700%	3/1/39	1,500	2,079
Puerto Rico Government Development Bank
GO	3.670%	5/1/14	2,000	2,030
Puerto Rico Government Development Bank
GO	4.704%	5/1/16	1,750	1,802
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	1,400	1,923
Rutgers State University NJ Revenue	5.665%	5/1/40	725	924
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	750	902
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	1,500	2,033
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	1,175	1,525
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	2,075	2,705
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	3,060	3,383

San Diego County CA Regional
Transportation Authority Sales Tax
Revenue	5.911%	4/1/48	1,470	1,992
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	1,340	1,776
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.000%	11/1/40	1,600	1,996
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	3,000	4,256
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	3,855	4,771
Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	775	877
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	4,125	5,706
Texas GO	5.517%	4/1/39	1,590	2,095
Texas Transportation Commission Revenue	5.028%	4/1/26	750	914
Texas Transportation Commission Revenue	5.178%	4/1/30	3,300	4,015
Texas Transportation Commission Revenue	4.631%	4/1/33	2,300	2,731
Texas Transportation Commission Revenue	4.681%	4/1/40	1,375	1,607
Tufts University Massachusetts GO	5.017%	4/15/12	4,700	5,400
University of California Regents Medical
Center Revenue	6.548%	5/15/48	1,600	2,111
University of California Regents Medical
Center Revenue	6.583%	5/15/49	975	1,335
University of California Revenue	0.887%	7/1/13	600	602
University of California Revenue	5.770%	5/15/43	5,790	7,135
University of California Revenue	5.946%	5/15/45	4,950	6,164
University of California Revenue	4.858%	5/15/12	4,125	4,269
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	600	739
University of Pennsylvania GO	4.674%	9/1/12	5,500	6,214
University of Southern California Revenue	5.250%	10/1/11	1,800	2,286
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	650	814
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	525	624
University of Texas System Revenue
Financing System Revenue	5.134%	8/15/42	150	189
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	1,665	1,981
University of Virginia Revenue	6.200%	9/1/39	1,000	1,437
Utah GO	4.554%	7/1/24	1,000	1,197
Utah GO	3.539%	7/1/25	2,300	2,507
Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	100	135
Virginia Commonwealth Transportation Board
Revenue	5.350%	5/15/35	730	928
Washington GO	5.090%	8/1/33	3,825	4,622
Washington GO	5.481%	8/1/39	270	343
Washington GO	5.140%	8/1/40	1,920	2,387
[11] Wisconsin GO	4.800%	5/1/13	775	795
[11] Wisconsin GO	5.700%	5/1/26	1,800	2,210
Total Taxable Municipal Bonds (Cost $477,748)				573,487

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (6.3%)
Money Market Fund (6.3%)
[14] Vanguard Market Liquidity Fund (Cost $3,889,393)	0.163%	3,889,392,705	3,889,393
Total Investments (105.5%) (Cost $61,290,666)			64,769,022
Other Assets and Liabilities-Net (-5.5%)			(3,358,108)
Net Assets (100%)			61,410,914

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2012.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the aggregate value of these securities was $178,861,000, representing 0.3% of net assets.
7 Non-income-producing security--security in default.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Federal Republic of Germany.
10 Guaranteed by the Republic of Austria.
11 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Total Bond Market II Index Fund

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls only with highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Total Bond Market II Index Fund

The following table summarizes the market value of the fund's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	42,932,278	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,354,909	—
Corporate Bonds	—	13,186,258	—
Sovereign Bonds	—	2,832,697	—
Taxable Municipal Bonds	—	573,487	—
Temporary Cash Investments	3,889,393	—	—
Total	3,889,393	60,879,629	—

E. At September 30, 2012, the cost of investment securities for tax purposes was $61,290,666,000. Net unrealized appreciation of investment securities for tax purposes was $3,478,356,000, consisting of unrealized gains of $3,490,810,000 on securities that had risen in value since their purchase and $12,454,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD BOND INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 16, 2012

VANGUARD BOND INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 16, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.